UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
$31,135	j, m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
		TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
43,757	m	K&N Kenanga Holdings BHD	5.000	12/13/13	13
		TOTAL DIVERSIFIED FINANCIALS			13

FOOD & STAPLES RETAILING - 0.0%
800	i	Marfrig Alimentos S.A.	1.000	07/15/15	37
		TOTAL FOOD & STAPLES RETAILING			37

REAL ESTATE - 0.0%
22,147		Kiwi Income Property Trust	8.950	12/20/14	19
		TOTAL REAL ESTATE			19

		TOTAL CORPORATE BONDS			69
		(Cost $70)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	284
		TOTAL U.S. TREASURY SECURITIES			284

		TOTAL GOVERNMENT BONDS			284
		(Cost $303)
		TOTAL BONDS			353
		(Cost $373)

EQUITY LINKED NOTES - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
922,738	*	Deutsche Bank, John Keells	0.000	07/05/19	1,524
		TOTAL DIVERSIFIED FINANCIALS			1,524

		TOTAL EQUITY LINKED NOTES			1,524
		(Cost $1,714)
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.4%
104,085		Actron Technology Corp	$401
25,400		Aisan Industry Co Ltd	253
605,748		Aisin Seiki Co Ltd	25,969
103,500	e	Akebono Brake Industry Co Ltd	480
104,836		Allison Transmission Holdings, Inc	2,626
948,059	*	American Axle & Manufacturing Holdings, Inc	18,696
211,675		Amtek Auto Ltd	203
404,706		Amtek India Ltd	389
233,190		Apollo Tyres Ltd	249
21,561		AtlasBX Co Ltd	754
142,000		Autoliv, Inc	12,409
71,600		Autometal S.A.	602
8,815		Autoneum Holding AG.	1,059
133,139		Bajaj Holdings and Investment Ltd	4,230
394,422		Bayerische Motoren Werke AG.	42,418
2,482		Bayerische Motoren Werke AG. (Preference)	203
772,498		Bharat Forge Ltd	3,094
254,185		BorgWarner, Inc	25,772
82,821		Brembo S.p.A.	2,160
876,938		Bridgestone Corp	32,138
3,695,900	*,e	Brilliance China Automotive Holdings Ltd	5,557
609,000	*,e	Byd Co Ltd	2,723
271,000		Calsonic Kansei Corp	1,455
2,031,000	e	Chaowei Power Holdings Ltd	830
3,009,484		Cheng Shin Rubber Industry Co Ltd	7,874
452,100		China Motor Corp	408
66,409		Cie Automotive S.A.	661
160,012		Compagnie Plastic-Omnium S.A.	4,048
316,072		Continental AG.	53,582
279,319		Cooper Tire & Rubber Co	8,603
57,080		Dae Won Kang Up Co Ltd	403
28,000		Daido Metal Co Ltd	289
341,764	*,e	Daihatsu Motor Co Ltd	6,642
2,028,573		Daimler AG. (Registered)	158,168
838,981		Dana Holding Corp	19,162
4,481,947		Delphi Automotive plc	261,835
1,033,453		Denso Corp	48,492
396,000		Depo Auto Parts Ind Co Ltd	1,300
5,760		Dong Ah Tire & Rubber Co Ltd	101
4,690,700	e	Dongfeng Motor Group Co Ltd	7,136
28,800		Dongyang Mechatronics Corp	329
83,499		Dorman Products, Inc	4,137
698,900		Double Coin Holdings Ltd	488
1,936,800		Drb-Hicom BHD	1,581
149,087		Drew Industries, Inc	6,789
60,000		Eagle Industry Co Ltd	983
40,409		ElringKlinger AG.	1,818
81,982		Exedy Corp	2,020
423,339		Faurecia	12,252
101,400		FCC Co Ltd	2,345
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
886,945		Federal Corp	$669
121,473	*	Federal Mogul Corp (Class A)	2,040
812,088	*	Fiat S.p.A.	6,481
57,718	e	Fleetwood Corp Ltd	194
9,101,696		Ford Motor Co	153,546
70,026		Ford Otomotiv Sanayi AS	966
19,609	*	Fox Factory Holding Corp	378
54,408	*	Fuel Systems Solutions, Inc	1,070
784,850		Fuji Heavy Industries Ltd	21,870
67,797	*	Futaba Industrial Co Ltd	281
5,498,900	e	Geely Automobile Holdings Ltd	2,834
85,268,000	*,e,m	General Motors Co	0	^
7,950,000	*,m	General Motors Co	0	^
6,062,000	*,m	General Motors Co	0	^
722,689	*,e,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
6,254,154	*	General Motors Co	224,962
40,684,487	*,m	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
4,230,271	*,e,m	General Motors Co	0	^
538,677		Gentex Corp	13,785
108,333	*	Gentherm, Inc	2,067
4,139,595		GKN plc	22,902
15,780		Global & Yuasa Battery Co Ltd	780
4,267		Goodyear Lastikleri Turk AS.	118
1,140,111	*	Goodyear Tire & Rubber Co	25,596
35,327		Grammer AG.	1,351
2,304,300	e	Great Wall Motor Co Ltd	12,518
10,600		G-Tekt Corp	290
2,625,066	e	Guangzhou Automobile Group Co Ltd	2,848
42,230		Halla Climate Control Corp	1,601
12,460		Hanil E-Wha Co Ltd	211
77,702		Hankook Tire Co Ltd	4,440
315,503		Harley-Davidson, Inc	20,268
88,649		Hero Honda Motors Ltd	2,846
2,036,797		Honda Motor Co Ltd	77,852
401,000	*	Hota Industrial Manufacturing Co Ltd	698
73,884		Hu Lane Associate, Inc	234
84,260		Hwa Shin Co Ltd	1,101
106,487		Hyundai Mobis	28,328
338,854		Hyundai Motor Co	79,059
47,098		Hyundai Motor Co Ltd (2nd Preference)	4,954
39,932		Hyundai Motor Co Ltd (Preference)	4,013
32,337		Hyundai Wia Corp	5,094
46,900		Icahn Enterprises LP	3,905
250,133		IMMSI S.p.A.	154
1,700,586		Isuzu Motors Ltd	11,273
289,500	*	Jinan Qingqi Motorcycle Co	89
1,565,623		Johnson Controls, Inc	64,973
172,896		Kayaba Industry Co Ltd	1,122
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
216,803		Keihin Corp	$3,503
1,490,128		Kenda Rubber Industrial Co Ltd	2,990
864,279		Kia Motors Corp	52,467
58,000		Kinugawa Rubber Industrial Co Ltd	354
73,989	*	Koito Manufacturing Co Ltd	1,411
72,810	*	Kumho Tire Co, Inc	829
1,171,201	e	Lear Corp	83,823
44,259		Leoni AG.	2,689
110,430		Linamar Corp	3,700
490,500		Magna International, Inc - Class A (NY)	40,496
548,659		Magna International, Inc (Class A)	45,249
412,568		Mahindra & Mahindra Ltd	5,458
136,700		Mahle-Metal Leve S.A. Industria e Comercio	1,665
17,363		Mando Corp	2,061
104,582	e	Martinrea International, Inc	1,073
13,657,142	*	Mazda Motor Corp	61,394
96,986		Metair Investments Ltd	319
271,937		Michelin (C.G.D.E.) (Class B)	30,158
1,388,000		Minth Group Ltd	2,767
80,000		Mitsuba Corp	1,438
316,700	*,e	Mitsubishi Motors Corp	3,519
219,279	*	Modine Manufacturing Co	3,208
37,940		Motonic Corp	352
5,745		MRF Ltd	1,229
23,000	e	Musashi Seimitsu Industry Co Ltd	589
385,948		Nan Kang Rubber Tire Co Ltd	465
1,317		Nexen Corp	97
41,427		Nexen Tire Corp	617
144,724		NGK Spark Plug Co Ltd	3,212
164,454	*	NHK Spring Co Ltd	1,690
99,451		Nifco, Inc	2,664
46,000		Nippon Seiki Co Ltd	741
4,031,404		Nissan Motor Co Ltd	40,688
102,941		Nissan Shatai Co Ltd	1,796
66,600		Nissin Kogyo Co Ltd	1,268
270,035		NOK Corp	4,217
15,968		Nokian Renkaat Oyj	812
848,000	*,m	Norstar Founders Group Ltd	0	^
149,100		Oriental Holdings BHD	404
48,910		Otokar Otobus Karoseri Sanayi AS	1,493
41,000		Pacific Industrial Co Ltd	304
326,586	*,e	Peugeot S.A.	5,372
180,127	e	Piaggio & C S.p.A.	476
8,800	*	Piolax Inc	276
408,300	e	Pirelli & C S.p.A.	5,317
82,772		Porsche AG.	7,226
213,436		Press Kogyo Co Ltd	945
21,727,700		PT Astra International Tbk	12,106
5,490,500		PT Gajah Tunggal Tbk	1,103
600,000		PT Selamat Sempurna Tbk	155
39,963		Pyeong Hwa Automotive Co Ltd	943
9,728,000		Qingling Motors Co Ltd	2,863
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
60,239	e	Remy International, Inc	$1,219
1,540,338		Renault S.A.	122,841
109,000		Riken Corp	465
28,910		S&T Daewoo Co Ltd	846
52,563	*	SAF-Holland S.A.	644
142,000		Sanden Corp	643
27,700		Sanoh Industrial Co Ltd	204
669,920		Sanyang Industry Co Ltd	964
29,010		Sejong Industrial Co Ltd	461
27,033		Shiloh Industries, Inc	354
177,500		Showa Corp	2,393
60,230		SL Corp	871
7,139	e	Societe Fonciere Financiere et de Participations FFP	428
114,264		Sogefi S.p.A.	494
1,054,625		Somboon Advance Technology PCL	605
129,503		Spartan Motors, Inc	786
125,000		Sri Trang Agro-Industry PCL	52
1,814,500		Sri Trang Agro-Industry PCL (Foreign)	755
48,450	*	Ssangyong Motor Co	385
88,552		Standard Motor Products, Inc	2,848
187,853		Stanley Electric Co Ltd	4,005
170,071	*	Stoneridge, Inc	1,839
239,952		Sumitomo Rubber Industries, Inc	3,714
26,745		Sungwoo Hitech Co Ltd	397
108,805		Superior Industries International, Inc	1,940
118,153		Suzuki Motor Corp	2,848
2,029,653		T RAD Co Ltd	6,638
24,000		Tachi-S Co Ltd	365
45,900		Taiho Kogyo Co Ltd	598
42,300	*	Takata Corp	1,067
247,400		TAN Chong Motor Holdings BHD	476
1,930,049		Tata Motors Ltd	10,311
22,200		Teikoku Piston Ring Co Ltd	410
423,531	*	Tenneco, Inc	21,388
106,945	*	Tesla Motors, Inc	20,685
123,500		Thai Stanley Electric PCL (ADR)	870
109,449		Thor Industries, Inc	6,352
2,606,000	e	Tianneng Power International Ltd	1,015
112,824		Tofas Turk Otomobil Fabrik	687
130,263		Tokai Rika Co Ltd	2,771
40,600		Tokai Rubber Industries, Inc	396
808,699		Tong Yang Industry Co Ltd	1,214
91,600	e	Topre Corp	1,182
44,043	*	Tower International, Inc	880
577,000		Toyo Tire & Rubber Co Ltd	3,494
144,777		Toyoda Gosei Co Ltd	3,579
49,344		Toyota Boshoku Corp	663
159,621		Toyota Industries Corp	6,912
6,553,837	*	Toyota Motor Corp	420,347
435,794	*	TRW Automotive Holdings Corp	31,077
89,700		TS Tech Co Ltd	3,548
14,700		Tube Investments Of India	32
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
155,089		Tung Thih Electronic Co Ltd	$441
482,066		TVS Motor Co Ltd	284
526,682		UMW Holdings BHD	1,910
50,200		Unipres Corp	1,067
515,788		Valeo S.A.	44,025
127,443	*	Visteon Corp	9,640
160,900		Volkswagen AG.	36,501
80,113		Volkswagen AG. (Preference)	18,889
130,500	*	Winnebago Industries, Inc	3,388
1,793,000	*,e	Xinchen China Power Holdings Ltd	759
1,112,000	e	Xingda International Holdings Ltd	522
4,548,785	e	Xinyi Glass Holdings Co Ltd	4,196
44,810		Yamaha Motor Co Ltd	659
156,000		Yokohama Rubber Co Ltd	1,545
261,700	e	Yorozu Corp	5,214
801,558		Yulon Motor Co Ltd	1,342
		TOTAL AUTOMOBILES & COMPONENTS	2,886,208

BANKS - 6.1%
62,648		1st Source Corp	1,686
115,513		1st United Bancorp, Inc	847
725,030		77 Bank Ltd	3,578
61,994	*	Aareal Bank AG.	1,937
26,182	e	Access National Corp	373
844,800		Affin Holdings BHD	1,137
34,684,000		Agricultural Bank of China	15,984
17,700		Aichi Bank Ltd	848
2,206,003		Akbank TAS	8,130
821,285	*	Albaraka Turk Katilim Bankasi AS	678
27,338	*	Alior Bank S.A.	788
100,000		Allahabad Bank	122
1,069,500		Alliance Financial Group BHD	1,644
4,362,940	*	Alpha Bank S.A.	3,355
315,270	*,m	Amagerbanken AS	0	^
31,218		American National Bankshares, Inc	724
94,310	*	Ameris Bancorp	1,733
35,465	e	Ames National Corp	808
180,854		Andhra Bank	149
11,640,484		Aozora Bank Ltd	34,569
135,181		Apollo Residential Mortgage	1,972
44,381	e	Arrow Financial Corp	1,132
99,926		Associated Banc-Corp	1,548
350,280		Astoria Financial Corp	4,357
522,842	*	Asya Katilim Bankasi AS	495
51,583		Attijariwafa Bank	1,974
3,845,498	*	Australia & New Zealand Banking Group Ltd	110,567
419,721		Awa Bank Ltd	2,274
56,982	e	Banc of California, Inc	788
1,140,734	e	Banca Carige S.p.A.	732
12,069,685		Banca Intesa S.p.A.	24,966
1,473,780	*,e	Banca Monte dei Paschi di Siena S.p.A.	410
441,718		Banca Popolare dell’Emilia Romagna Scrl	3,177
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,270,527	*,e	Banca Popolare di Milano	$1,851
399,080		Banca Popolare di Sondrio SCARL	2,230
32,030		Bancfirst Corp	1,732
113,190		Banche Popolari Unite Scpa	574
66,697		Banco ABC Brasil S.A.	391
4,710,278		Banco Bilbao Vizcaya Argentaria S.A.	52,672
460,851	*,e	Banco BPI S.A.	579
778,960		Banco Bradesco S.A.	12,122
3,584,586		Banco Bradesco S.A. (Preference)	49,136
16,714,098	*,e	Banco Comercial Portugues S.A.	2,171
83,574		Banco Davivienda S.A.	1,110
43,500		Banco Daycoval S.A.	170
47,156,478		Banco de Chile	7,088
36,217		Banco de Credito e Inversiones	2,137
4,103,502	*	Banco de Oro Universal Bank	7,076
507,507	e	Banco de Sabadell S.A.	1,278
1,859,222		Banco do Brasil S.A.	21,685
394,381		Banco do Estado do Rio Grande do Sul	2,723
5,549,881	*,e	Banco Espirito Santo S.A.	5,905
157,300		Banco Industrial e Comercial S.A.	319
5,015,720		Banco Itau Holding Financeira S.A.	71,197
116,778		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,910
114,800		Banco Panamericano S.A.	269
61,700		Banco Pine S.A.	278
2,150,275	*	Banco Popolare Scarl	3,203
523,828	*,e	Banco Popular Espanol S.A.	2,812
1,893,044		Banco Santander Brasil S.A.	12,761
3,981,516		Banco Santander Central Hispano S.A.	32,462
71,963,867		Banco Santander Chile S.A.	4,705
292,294		BanColombia S.A.	4,125
52,200		BanColombia S.A. (ADR)	3,004
179,505		BanColombia S.A. (Preference)	2,582
377,521		Bancorpsouth, Inc	7,528
92,900		Bangkok Bank PCL	582
362,600		Bangkok Bank PCL (ADR)	2,274
2,802,000		Bangkok Bank PCL (Foreign)	17,659
89,143		Bank Handlowy w Warszawie S.A.	3,163
1,210,450		Bank Hapoalim Ltd	6,125
450,066	*	Bank Leumi Le-Israel	1,673
348,689	*	Bank Millennium S.A.	798
185,900		Bank Mutual Corp	1,166
2,923,000		Bank of Ayudhya PCL (Foreign)	3,533
158,719		Bank of Baroda	1,253
126,471,000		Bank of China Ltd	57,793
21,083,472	e	Bank of Communications Co Ltd	15,509
4,349,184	*,m	Bank of Cyprus Public Co Ltd	59
1,153,966		Bank of East Asia Ltd	4,888
99,781		Bank of Georgia Holdings plc	3,118
26,148		Bank of Hawaii Corp	1,424
263,498		Bank of India	666
18,546,831	*,e	Bank of Ireland	5,261
794,226		Bank of Kaohsiung	254
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,419		Bank of Kentucky Financial Corp	$640
427,505		Bank of Kyoto Ltd	3,766
24,811		Bank of Marin Bancorp	1,031
973,626	e	Bank of Montreal (Toronto)	64,984
202,000		Bank of Nagoya Ltd	776
2,043,761	e	Bank of Nova Scotia	117,064
24,000	*	Bank of Okinawa Ltd	959
495,447		Bank of Queensland Ltd	4,999
169,541		Bank of Saga Ltd	358
110,290		Bank of the Ozarks, Inc	5,293
995,211		Bank of the Philippine Islands	2,207
184,700		Bank of the Ryukyus Ltd	2,321
1,021,763		Bank of Yokohama Ltd	5,860
156,778		Bank Pekao S.A.	8,962
25,954,500		Bank Rakyat Indonesia	16,236
27,553		Bank Zachodni WBK S.A.	3,069
81,474		BankFinancial Corp	727
1,307,064		Bankinter S.A.	7,040
220,391		BankUnited	6,874
78,451		Banner Corp	2,994
4,209		Banque Cantonale Vaudoise	2,317
434,800	e	Banregio Grupo Financiero SAB de C.V.	2,467
15,681		Bar Harbor Bankshares	577
387,417	*	Barclays Africa Group Ltd	5,684
30,649,275		Barclays plc	130,985
3,733,324		BB&T Corp	126,000
321,378		BBCN Bancorp, Inc	4,422
29,091	*	BBX Capital Corp	418
230,075		Bendigo Bank Ltd	2,153
153,897	*	Beneficial Mutual Bancorp, Inc	1,534
99,939		Berkshire Hills Bancorp, Inc	2,509
747,400		BIMB Holdings BHD	1,100
73,613	e	BNC Bancorp	982
3,224,268		BNP Paribas	218,104
6,257,037		BOC Hong Kong Holdings Ltd	20,104
39,615	*,e	BofI Holding, Inc	2,569
14,588		BOK Financial Corp	924
322,281		Boston Private Financial Holdings, Inc	3,577
31,081		BRE Bank S.A.	4,472
34,606		Bridge Bancorp, Inc	744
37,018	*,e	Bridge Capital Holdings	629
322,392		Brookline Bancorp, Inc	3,034
52,327		Bryn Mawr Bank Corp	1,411
206,027		BS Financial Group	3,077
5,669,967		Bumiputra-Commerce Holdings BHD	13,065
13,612		C&F Financial Corp	659
31,042		Camden National Corp	1,270
724,903	e	Canadian Imperial Bank of Commerce/Canada	57,750
112,432	e	Canadian Western Bank	3,375
212,537		Canara Bank	753
98,648	*	Capital Bank Financial Corp	2,165
46,791	*,e	Capital City Bank Group, Inc	551
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
383,640	e	CapitalSource, Inc	$4,558
687,902		Capitol Federal Financial	8,551
122,318		Cardinal Financial Corp	2,022
14,093	*,e	Cascade Bancorp	82
355,049		Cathay General Bancorp	8,297
47,312	e	Center Bancorp, Inc	674
115,000		Centerstate Banks of Florida, Inc	1,113
200,000		Central Bank Of India	161
114,728		Central Pacific Financial Corp	2,031
14,233		Century Bancorp, Inc	474
5,549,559		Chang Hwa Commercial Bank	3,237
92,325	e	Charter Financial Corp	997
105,264		Chemical Financial Corp	2,939
13,340	e	Chemung Financial Corp	462
776,189		Chiba Bank Ltd	5,684
48,800	*	Chiba Kogyo Bank Ltd	392
12,426,000	e	China Citic Bank	6,453
127,267,831		China Construction Bank	98,082
15,712,770		China Development Financial Holding Corp	4,522
8,629,622	e	China Merchants Bank Co Ltd	15,714
10,518,600	e	China Minsheng Banking Corp Ltd	12,610
33,703,705		Chinatrust Financial Holding Co	22,007
14,977,500	e	Chongqing Rural Commercial Bank	7,227
59,828		Chugoku Bank Ltd	843
1,110,495	*	CIT Group, Inc	54,159
50,826	e	Citizens & Northern Corp	1,013
62,927	e	City Holding Co	2,721
27,359	e	City National Corp	1,824
34,339	e	Clifton Savings Bancorp, Inc	425
47,720	e	CNB Financial Corp	814
142,785	e	CoBiz, Inc	1,379
205,753		Columbia Banking System, Inc	5,082
48,246		Comdirect Bank AG.	490
271,097		Comerica, Inc	10,657
94,928		Commerce Bancshares, Inc	4,159
693,079		Commercial International Bank	3,821
1,717,323	*	Commerzbank AG.	19,778
1,456,011		Commonwealth Bank of Australia	96,767
160,772		Community Bank System, Inc	5,486
61,732		Community Trust Bancorp, Inc	2,506
32,798	*,e	CommunityOne Bancorp	324
5,405	*	ConnectOne Bancorp, Inc	190
20,000		Corp Bank	78
189,042,076		CorpBanca S.A.	2,024
107,039		Credicorp Ltd (NY)	13,750
32,543		Credit Agricole Nord de France	669
658,292	*	Credit Agricole S.A.	7,259
198,691		Credito Emiliano S.p.A.	1,212
4,461,249		Criteria Caixacorp S.A.	19,602
40,072	*,e	CU Bancorp	731
30,115	e	Cullen/Frost Bankers, Inc	2,125
80,862	*,e	Customers Bancorp, Inc	1,302
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
370,708	e	CVB Financial Corp	$5,012
1,137,582	e	Dah Sing Banking Group Ltd	2,027
365,056		Dah Sing Financial Holdings Ltd	2,107
499,000		Daishi Bank Ltd	1,803
1,655,627	*	Danske Bank AS	35,703
2,845,803	e	DBS Group Holdings Ltd	37,253
3,422,608	*	Development Credit Bank Ltd	2,534
38,445		Dewan Housing Finance Corp Ltd	64
161,610		DGB Financial Group Co Ltd	2,436
2,540,892	*	Dhanalakshmi Bank Ltd	1,650
128,634		Dime Community Bancshares	2,142
6,295,064		DNB NOR Holding ASA	95,596
31,359	*	Doral Financial Corp	598
5,479,154		E.Sun Financial Holding Co Ltd	3,551
88,510	*	Eagle Bancorp, Inc	2,504
1,018,752		East West Bancorp, Inc	32,549
410,000	*	EastWest Banking Corp	253
335,000		Eighteenth Bank Ltd	793
27,603		Enterprise Bancorp, Inc	522
72,480		Enterprise Financial Services Corp	1,216
228,000		Entie Commercial Bank	123
989,877		Erste Bank der Oesterreichischen Sparkassen AG.	31,282
49,778	e	ESB Financial Corp	635
31,234		ESSA Bancorp, Inc	325
326,537		EverBank Financial Corp	4,892
2,238,566		Far Eastern International Bank	897
30,775	*,e	Farmers Capital Bank Corp	673
39,040		Federal Agricultural Mortgage Corp (Class C)	1,303
360,000		Federal Bank Ltd	1,638
48,977		Fidelity Southern Corp	751
2,226,566		Fifth Third Bancorp	40,167
54,175		Financial Institutions, Inc	1,108
76,045	e	First Bancorp (NC)	1,099
296,553	*,e	First Bancorp (Puerto Rico)	1,684
34,712		First Bancorp, Inc	582
283,888	e	First Busey Corp	1,479
6,117		First Citizens Bancshares, Inc (Class A)	1,258
396,775		First Commonwealth Financial Corp	3,012
69,425		First Community Bancshares, Inc	1,135
64,958		First Connecticut Bancorp	955
39,367		First Defiance Financial Corp	921
9,104	*,e	First Federal Bancshares of Arkansas, Inc	85
234,815		First Financial Bancorp	3,562
115,908	e	First Financial Bankshares, Inc	6,818
43,505		First Financial Corp	1,373
8,211,427		First Financial Holding Co Ltd	4,913
93,374		First Financial Holdings, Inc	5,151
68,799	e	First Financial Northwest, Inc	718
304,327		First Gulf Bank PJSC	1,372
144,434		First Horizon National Corp	1,587
21,640		First International Bank Of Israel Ltd	355
83,360		First Interstate Bancsystem, Inc	2,013
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
115,619	e	First Merchants Corp	$2,004
309,812		First Midwest Bancorp, Inc	4,681
14,405	*,e	First NBC Bank Holding Co	351
208,018		First Niagara Financial Group, Inc	2,157
34,543		First of Long Island Corp	1,342
275,224		First Republic Bank	12,834
254,449	*,e	First Security Group, Inc	529
653,426	e	FirstMerit Corp	14,186
120,956	*	Flagstar Bancorp, Inc	1,785
122,358		Flushing Financial Corp	2,258
586,977		FNB Corp	7,120
49,319		Fox Chase Bancorp, Inc	858
44,264		Franklin Financial Corp	839
1,895,540		Fukuoka Financial Group, Inc	8,583
185,777		Fulton Financial Corp	2,170
111,040		Genworth MI Canada, Inc	3,123
50,398	e	German American Bancorp, Inc	1,271
1,124,945	*	Get Bank S.A.	857
745,591		Getin Holding S.A.	952
291,514		Glacier Bancorp, Inc	7,203
41,338		Great Southern Bancorp, Inc	1,167
30,620		Gruh Finance Ltd	105
1,340,764		Grupo Aval Acciones y Valores	978
4,235,789		Grupo Financiero Banorte S.A. de C.V.	26,448
4,828,332		Grupo Financiero Inbursa S.A.	11,062
2,202,200	e	Grupo Financiero Santander Mexico SAB de C.V.	6,094
59,729		Guaranty Bancorp	818
383,218		Gunma Bank Ltd	2,249
298,116		Hachijuni Bank Ltd	1,856
123,689	*,e	Hampton Roads Bankshares, Inc	176
372,323		Hana Financial Group, Inc	12,760
334,919		Hancock Holding Co	10,510
1,197,977		Hang Seng Bank Ltd	19,537
150,403		Hanmi Financial Corp	2,492
2,283,828		HDFC Bank Ltd	21,696
57,928	e	Heartland Financial USA, Inc	1,614
88,887		Heritage Commerce Corp	680
58,085		Heritage Financial Corp	901
77,469	*	Heritage Oaks Bancorp	496
169,000		Higashi-Nippon Bank Ltd	402
235,331		Higo Bank Ltd	1,382
4,389	e	Hingham Institution for Savings	307
94,809		Hiroshima Bank Ltd	405
419,000		Hokkoku Bank Ltd	1,594
468,000		Hokuetsu Bank Ltd	1,041
203,000		Hokuhoku Financial Group, Inc	427
27,209	*	Home Bancorp, Inc	491
173,864		Home Bancshares, Inc	5,280
82,324	e	Home Capital Group, Inc	5,757
56,045		Home Federal Bancorp, Inc	705
272,398		Home Loan Servicing Solutions Ltd	5,995
49,835	e	HomeStreet, Inc	962
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
90,249	*	HomeTrust Bancshares, Inc	$1,489
656,140		Hong Leong Bank BHD	2,814
184,312		Hong Leong Credit BHD	821
32,850		Horizon Bancorp	767
2,104,477		Housing Development Finance Corp	25,708
28,800,856		HSBC Holdings plc	311,722
6,516,596		Hua Nan Financial Holdings Co Ltd	3,727
375,391		Hudson City Bancorp, Inc	3,397
72,416		Hudson Valley Holding Corp	1,360
8,046,911		Huntington Bancshares, Inc	66,467
342,692		Hyakugo Bank Ltd	1,415
554,000		Hyakujushi Bank Ltd	2,207
117,665		IBERIABANK Corp	6,103
576,041		ICICI Bank Ltd	8,203
21,469		ICICI Bank Ltd (ADR)	654
90,292	e	Independent Bank Corp	3,223
15,794	e	Independent Bank Group, Inc	569
150,854,366	e	Industrial & Commercial Bank of China	105,441
505,390		Industrial Bank of Korea	5,597
267,910		ING Vysya Bank Ltd	2,293
211,888		International Bancshares Corp	4,583
68,837	*,e	Intervest Bancshares Corp	546
205,766		Investors Bancorp, Inc	4,502
541,290	*,m	Irish Bank Resolution Corp Ltd	0	^
1,015,998	*	Israel Discount Bank Ltd	1,831
55,140		Iyo Bank Ltd	579
15,922		Jammu & Kashmir Bank Ltd	290
93,574	*	JB Financial Group Co Ltd	612
374,900	*	Jimoto Holdings Inc	808
457,485		Joyo Bank Ltd	2,461
435,555		Juroku Bank Ltd	1,718
169,043	*	Jyske Bank	8,406
333,000		Kagoshima Bank Ltd	2,276
733,535		Kansai Urban Banking Corp	817
104,000		Kanto Tsukuba Bank Ltd	378
600,089		Karnataka Bank Ltd	801
22,505	*	Karur Vusya Bank Ltd	112
501,100		Kasikornbank PCL	2,805
286,400		Kasikornbank PCL (NVDR)	1,603
1,607,900		Kasikornbank PCL (Foreign)	9,079
639,124		KB Financial Group, Inc	22,502
596,324		KBC Groep NV	29,340
57,931	*	Kearny Financial Corp	592
735,000		Keiyo Bank Ltd	3,875
9,675,916		Keycorp	110,305
696,432		Kiatnakin Bank PCL	948
1,218,000		King’s Town Bank	1,036
1,321,000	m	Kiyo Holdings, Inc	1,828
32,812		Komercni Banka AS	7,301
4,367,100		Krung Thai Bank PCL	2,683
125,200		Lakeland Bancorp, Inc	1,409
63,763		Lakeland Financial Corp	2,082
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,852		Laurentian Bank of Canada	$1,601
23,470	e	LCNB Corp	460
5,251,200		LH Financial Group PCL	223
826,421		LIC Housing Finance Ltd	2,484
108,463,692	*	Lloyds TSB Group plc	129,142
75,474	e	M&T Bank Corp	8,447
97,484	*,e	Macatawa Bank Corp	524
88,335		MainSource Financial Group, Inc	1,342
4,561,054		Malayan Banking BHD	13,761
845,900		Malaysia Building Society	714
5,646,074	*	Marfin Popular Bank Public Co Ltd	76
221,291		MB Financial, Inc	6,249
22,664,182		Mega Financial Holding Co Ltd	18,583
35,093		Mercantile Bank Corp	764
21,980		Merchants Bancshares, Inc	636
33,257	*,e	Meridian Interstate Bancorp, Inc	725
21,991		Meta Financial Group, Inc	836
63,113		MetroCorp Bancshares, Inc	868
2,019,430		Metropolitan Bank & Trust	3,853
1,160,056	*	MGIC Investment Corp	8,445
17,430		Middleburg Financial Corp	336
33,904		Midsouth Bancorp, Inc	526
26,810	e	MidWestOne Financial Group, Inc	689
244,000		Mie Bank Ltd	505
444,000		Minato Bank Ltd	756
21,873,364		Mitsubishi UFJ Financial Group, Inc	140,304
4,219,494		Mitsui Trust Holdings, Inc	20,971
331,000		Miyazaki Bank Ltd	1,017
16,627		Mizrahi Tefahot Bank Ltd	183
29,468,880		Mizuho Financial Group, Inc	64,064
81,768		Musashino Bank Ltd	2,999
326,928		Nanto Bank Ltd	1,317
13,108	*,e	NASB Financial, Inc	360
2,181,475		National Australia Bank Ltd	69,897
214,295		National Bank Holdings Corp	4,402
403,077	e	National Bank of Canada	33,289
438,221	*	National Bank of Greece S.A.	1,772
28,487	e	National Bankshares, Inc	1,022
473,280		National Penn Bancshares, Inc	4,756
170,847	*,e	Nationstar Mortgage Holdings, Inc	9,607
1,938,678		Natixis	9,283
177,339		NBT Bancorp, Inc	4,075
245,775	e	Nedbank Group Ltd	5,007
255,331	e	New York Community Bancorp, Inc	3,858
98,613	*	NewBridge Bancorp	719
138,225		Nishi-Nippon City Bank Ltd	377
54,159	*	NOMOS-BANK (GDR)	754
4,169,068		Nordea Bank AB	50,309
428,700		North Pacific Bank Ltd	1,809
280,426		Northfield Bancorp, Inc	3,404
25,863		Northrim BanCorp, Inc	623
375,114		Northwest Bancshares, Inc	4,959
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
61,103		OceanFirst Financial Corp	$1,033
782,896	*	Ocwen Financial Corp	43,662
180,719	e	OFG Bancorp	2,926
753,000		Ogaki Kyoritsu Bank Ltd	2,174
351,000		Oita Bank Ltd	1,156
409,918		Old National Bancorp	5,821
50,752	*	OmniAmerican Bancorp, Inc	1,241
193,854		Oritani Financial Corp	3,191
577,896		OTP Bank	11,447
3,514,551	e	Oversea-Chinese Banking Corp	28,882
72,080		Pacific Continental Corp	945
64,638	*,e	Pacific Premier Bancorp, Inc	869
153,305	e	PacWest Bancorp	5,268
10,894	*,e	Palmetto Bancshares, Inc	142
361,448		Paragon Group of Cos plc	1,825
45,402	e	Park National Corp	3,590
174,365		Park Sterling Bank	1,118
35,906	e	Peapack Gladstone Financial Corp	666
15,191		Penns Woods Bancorp, Inc	757
58,080	*	Pennsylvania Commerce Bancorp, Inc	1,220
48,595	*	PennyMac Financial Services, Inc	913
42,489		Peoples Bancorp, Inc	887
178,897		People’s United Financial, Inc	2,573
429,240	*	Philippine National Bank	861
941,903		Piccolo Credito Valtellinese Scarl	1,154
142,162	*	Pinnacle Financial Partners, Inc	4,238
1,123,020	*	Piraeus Bank S.A.	1,907
1,381,386		PNC Financial Services Group, Inc	100,081
142,635	*	Popular, Inc	3,741
1,058,582		Powszechna Kasa Oszczednosci Bank Polski S.A.	12,578
49,754	*	Preferred Bank	885
262,482		PrivateBancorp, Inc	5,617
236,758		Prosperity Bancshares, Inc	14,641
36,305	e	Provident Financial Holdings, Inc	603
241,100		Provident Financial Services, Inc	3,908
176,755	e	Provident New York Bancorp	1,925
17,786,000		PT Bank Bukopin Tbk	983
13,301,600		PT Bank Central Asia Tbk	11,494
3,875,935		PT Bank Danamon Indonesia Tbk	1,329
8,714,500		PT Bank Jabar Banten Tbk	677
18,080,648		PT Bank Mandiri Persero Tbk	12,416
24,821,550		PT Bank Negara Indonesia	8,727
21,000,000	*	PT Bank Pan Indonesia Tbk	1,144
13,771,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	428
13,825,194		PT Bank Tabungan Negara Tbk	1,111
78,946		Public Bank BHD	430
1,594,411		Public Bank BHD (Foreign)	8,664
649,061	e	Radian Group, Inc	9,041
5,885	e	Raiffeisen International Bank Holding AG.	193
4,592,121		Regions Financial Corp	42,523
117,020	e	Renasant Corp	3,179
38,140		Republic Bancorp, Inc (Class A)	1,051
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,200,640		Resona Holdings, Inc	$26,700
838,358		RHB Capital BHD	1,944
335,000		Rizal Commercial Banking Corp	350
111,544		Rockville Financial, Inc	1,450
26,149	e	Roma Financial Corp	486
5,200	*,m	Roskilde Bank	0	^
135,601		Royal Bank of Canada	8,707
2,393,731	e	Royal Bank of Canada (Toronto)	153,377
1,035,446	*	Royal Bank of Scotland Group plc	6,010
118,908		S&T Bancorp, Inc	2,880
56,010		S.Y. Bancorp, Inc	1,587
93,769		Sandy Spring Bancorp, Inc	2,181
362,000		San-In Godo Bank Ltd	2,815
5,807,853		Sberbank of Russian Federation (ADR)	69,889
297,857	*,e	Seacoast Banking Corp of Florida	646
465,036	*	Sekerbank TAS	434
257,980		Senshu Ikeda Holdings, Inc	1,331
272,546		Seven Bank Ltd	913
279,000		Shiga Bank Ltd	1,586
945,562		Shinhan Financial Group Co Ltd	38,472
1,870,823	e	Shinsei Bank Ltd	4,566
976,559		Shizuoka Bank Ltd	11,140
2,833,400		Siam Commercial Bank PCL	14,085
46,071		Sierra Bancorp	725
169,686	*	Signature Bank	15,530
65,563	e	Simmons First National Corp (Class A)	2,038
8,192,454		SinoPac Financial Holdings Co Ltd	3,766
4,241,336		Skandinaviska Enskilda Banken AB (Class A)	44,959
1,946,609		Societe Generale	96,979
71,745	e	Southside Bancshares, Inc	1,924
76,085	*	Southwest Bancorp, Inc	1,127
252,693		Sparebanken Midt-Norge	1,920
5,190		St Galler Kantonalbank	2,066
2,558,898		Standard Bank Group Ltd	30,551
3,224,116		Standard Chartered plc	77,242
141,292	e	State Bank & Trust Co	2,242
7,332		State Bank of Bikaner & Jaip	38
62,568		State Bank of India Ltd	1,615
123,603		State Bank of India Ltd (GDR)	6,415
2,543		State Bank of Travancore	17
88,953		StellarOne Corp	2,001
125,724		Sterling Bancorp	1,726
134,467		Sterling Financial Corp	3,852
44,411	*	Suffolk Bancorp	787
3,489,871		Sumitomo Mitsui Financial Group, Inc	168,999
154,095	*,e	Sun Bancorp, Inc	590
875,673		SunTrust Banks, Inc	28,389
163,789		Suruga Bank Ltd	2,824
754,728		Susquehanna Bancshares, Inc	9,472
146,428	*,e	SVB Financial Group	12,647
230,219		Svenska Handelsbanken (A Shares)	9,850
1,148,034		Swedbank AB (A Shares)	26,741
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
84,739	*	Sydbank AS	$2,212
250,579		Syndicate Bank	271
6,551,298		Synovus Financial Corp	21,619
2,345,059	*	Ta Chong Bank Co Ltd	792
2,280,794		Taichung Commercial Bank	802
8,043,463		Taishin Financial Holdings Co Ltd	3,717
2,566,769	*	Taiwan Business Bank	767
6,791,091		Taiwan Cooperative Financial Holding	3,733
70,321	*,e	Taylor Capital Group, Inc	1,558
4,163,416		TCF Financial Corp	59,454
42,084		Territorial Bancorp, Inc	925
164,304	*	Texas Capital Bancshares, Inc	7,553
86,036	*	TFS Financial Corp	1,030
1,805,300		Thanachart Capital PCL	1,936
130,481	*	The Bancorp, Inc	2,312
1,397,900		Tisco Bank PCL	1,688
236,000		Tochigi Bank Ltd	909
329,000		Toho Bank Ltd	1,013
32,200		Tokyo Tomin Bank Ltd	372
349,600		Tomony Holdings, Inc	1,378
58,627		Tompkins Trustco, Inc	2,710
1,476,952	e	Toronto-Dominion Bank	132,977
391,000		Towa Bank Ltd	364
101,311	e	TowneBank	1,461
21,060		Tree.com, Inc	553
64,713	e	Trico Bancshares	1,474
22,258	*,e	Tristate Capital Holdings, Inc	287
384,451		Trustco Bank Corp NY	2,291
267,313		Trustmark Corp	6,843
2,838,254		Turkiye Garanti Bankasi AS	11,196
1,442,669		Turkiye Halk Bankasi AS	10,566
2,921,862		Turkiye Is Bankasi (Series C)	7,725
1,753,623		Turkiye Sinai Kalkinma Bankasi AS	1,556
1,126,107		Turkiye Vakiflar Bankasi Tao	2,569
629,915		UCO Bank	584
139,355	e	UMB Financial Corp	7,573
451,635	e	Umpqua Holdings Corp	7,326
9,705,815		UniCredit S.p.A	61,980
1,867,049	*	Union Bank Of Taiwan	679
81,085	e	Union Bankshares Corp	1,895
203,768	e	United Bankshares, Inc	5,905
174,181	*	United Community Banks, Inc	2,613
163,572	*	United Community Financial Corp	636
82,866		United Financial Bancorp, Inc	1,340
942,679		United Overseas Bank Ltd	15,549
69,309		Univest Corp of Pennsylvania	1,306
4,802,268		US Bancorp	175,667
26,465		UTI Bank Ltd	427
27,583		Valiant Holding	2,713
118,118	e	Valley National Bancorp	1,175
34,991	*,e	VantageSouth Bancshares, Inc	186
160,749		ViewPoint Financial Group	3,323
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
436,660		Vijaya Bank	$251
106,160	*,e	Virginia Commerce Bancorp	1,649
1,884,368	e	VTB Bank OJSC (GDR)	4,970
82,925	*	Walker & Dunlop, Inc	1,319
58,701		Washington Banking Co	825
122,581		Washington Federal, Inc	2,535
57,373		Washington Trust Bancorp, Inc	1,803
25,230	*,e	Waterstone Financial, Inc	256
393,947		Webster Financial Corp	10,057
27,426,751		Wells Fargo & Co	1,133,273
103,546		WesBanco, Inc	3,078
59,260		West Bancorporation, Inc	818
110,090	e	Westamerica Bancorporation	5,476
293,240	*	Western Alliance Bancorp	5,551
78,389		Westfield Financial, Inc	553
4,471,127		Westpac Banking Corp	136,668
251,672		Wilshire Bancorp, Inc	2,059
364,968		Wing Hang Bank Ltd	5,535
149,808	e	Wintrust Financial Corp	6,153
599,090		Woori Finance Holdings Co Ltd	6,968
30,583		WSFS Financial Corp	1,843
34,100		Yachiyo Bank Ltd	1,025
64,147	*	Yadkin Financial Corp	1,105
307,000		Yamagata Bank Ltd	1,361
72,492		Yamaguchi Financial Group, Inc	713
213,000		Yamanashi Chuo Bank Ltd	888
1,537,146		Yapi ve Kredi Bankasi	3,426
1,875,949		Yes Bank Ltd	8,623
213,356	m	Zenith Bank plc (GDR)	1,327
108,959		Zions Bancorporation	2,988
		TOTAL BANKS	7,254,923

CAPITAL GOODS - 8.1%
2,803,149		3M Co	334,724
281,070		A.O. Smith Corp	12,704
121,360		Aalberts Industries NV	3,233
94,647		Aaon, Inc	2,514
160,192		AAR Corp	4,378
480,094		ABB Ltd	11,339
268,580	e	Abengoa S.A.	845
219,180	e	Abengoa S.A. (B Shares)	637
2,507,762		Aboitiz Equity Ventures, Inc	2,595
1,747,000		AcBel Polytech, Inc	1,910
120,992	*	Accuride Corp	622
199,000		ACES Electronic Co Ltd	147
105,213		Aceto Corp	1,643
31,438		ACS Actividades Cons y Servicios S.A.	1,001
86,970		Acter Co Ltd	349
294,665		Actuant Corp (Class A)	11,445
180,445		Acuity Brands, Inc	16,605
261,397		Adani Enterprises Ltd	589
35,518		Aditya Birla Nuvo Ltd	705
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
139,500		Advan Co Ltd	$1,703
49,000		Advanced Ceramic X Corp	222
439,388	*	Aecom Technology Corp	13,740
183,555		Aecon Group, Inc	2,489
155,103	*	Aegion Corp	3,681
77,865	*,e	Aerovironment, Inc	1,799
19,137	*	AFG Arbonia-Forster Hldg	652
33,700	e	AG Growth International Inc	1,271
587,655		AGCO Corp	35,506
60,299		Aica Kogyo Co Ltd	1,203
40,500	e	Aichi Corp	219
201,500		Aida Engineering Ltd	1,853
135,504		Air Lease Corp	3,748
247,389		Aircastle Ltd	4,307
435,068		Airtac International Group	3,059
136,146		Akfen Holding AS.	285
27,323		Alamo Group, Inc	1,336
226,239		Alarko Holding AS	642
127,178		Albany International Corp (Class A)	4,562
170,394		Alfa Laval AB	4,113
5,082,940		Alfa S.A. de C.V. (Class A)	13,700
13,094,000		Alliance Global Group, Inc	7,080
171,545		Alliant Techsystems, Inc	16,736
22,292		Allied Electronics Corp Ltd	56
200,679		Allied Electronics Corp Ltd (Preference)	455
24,862		Alstom Projects India Ltd	135
37,337		Alstom RGPT	1,329
87,571		Altra Holdings, Inc	2,357
497,723		Amada Co Ltd	4,498
154,600		Amano Corp	1,604
6,208		Amara Raja Batteries Ltd	29
75,724	*	Ameresco, Inc	759
37,694	e	American Railcar Industries, Inc	1,479
44,142		American Science & Engineering, Inc	2,662
159,542	*,e	American Superconductor Corp	373
58,742	*	American Woodmark Corp	2,035
750,424		Ametek, Inc	34,535
34,395		Ampco-Pittsburgh Corp	616
34,000	*,m	Amrep Corp	0	^
255,000		Amtek Engineering Ltd	96
11,838		Andritz AG.	697
15,000		Antarchile S.A.	229
98,887	*,e	API Technologies Corp	290
104,060		Apogee Enterprises, Inc	3,089
153,082		Applied Industrial Technologies, Inc	7,884
136,431		Arcadis NV	3,902
28,100	*	Arcam AB	2,811
74,646	e	Argan, Inc	1,640
27,174		Armstrong World Industries, Inc	1,493
390,086	*	ArvinMeritor, Inc	3,066
57,600		Asahi Diamond Industrial Co Ltd	572
752,905		Asahi Glass Co Ltd	4,678
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
315,139		Aselsan Elektronik Sanayi Ve Ticaret AS	$1,371
1,385,608		Ashok Leyland Ltd	336
3,498,407		Ashtead Group plc	34,818
719,343		Assa Abloy AB (Class B)	33,055
136,699		Astaldi S.p.A.	1,121
81,750		Astec Industries, Inc	2,940
44,403	*	Astronics Corp	2,207
693,016		Asunaro Aoki Construction Co Ltd	4,174
385,555		Atlas Copco AB (A Shares)	11,295
296,948		Atlas Copco AB (B Shares)	7,847
117,119	*	ATS Automation Tooling Systems, Inc	1,567
335,067	e	Ausdrill Ltd	490
110,245		Ausenco Ltd	168
1,892,675	*	Austal Ltd	1,413
45,233	e	Austin Engineering Ltd	142
557,739		Aveng Ltd	1,356
6,524,000	*	AVIC International Holding HK Ltd	265
2,673,300	e	AviChina Industry & Technology Co	1,366
134,255		AZZ, Inc	5,620
50,855		B&B Tools AB	710
91,034		Babcock & Wilcox Co	3,070
35,000		Badger Daylighting Ltd	2,216
6,263,412		BAE Systems plc	46,035
838,252		Balfour Beatty plc	3,860
168,000		Bando Chemical Industries Ltd	666
696,000		Baoye Group Co Ltd	463
309,162		Barloworld Ltd	2,935
216,295		Barnes Group, Inc	7,553
78,615		Basil Read Holdings Ltd	69
13,791		Bauer AG.	344
33,868		BayWa AG.	1,696
580,478	*	BE Aerospace, Inc	42,851
57	*	Beacon Power Corp	0	^
157,370	*	Beacon Roofing Supply, Inc	5,802
1,003,800		Beijing Enterprises Holdings Ltd	7,258
242,800		Benalec Holdings BHD	89
2,180,700		Berjaya Corp BHD	392
801,000		BES Engineering Corp	240
528,759		Besalco S.A.	713
1,246,160		Bharat Heavy Electricals	2,738
8,821		BHI Co Ltd	147
365,771		Bidvest Group Ltd	9,171
95,170	e	Bird Construction Income Fund	1,165
164,321	*	Blount International, Inc	1,990
104,676	*,e	Bluelinx Holdings, Inc	204
587,825	e	Boart Longyear Group	239
456,426		Bodycote plc	4,799
4,451,441		Boeing Co	523,044
183,000		Boer Power Holdings Ltd	136
2,042,000		Bolina Holding Co Ltd	951
4,018,278		Bombardier, Inc	18,686
27,175		Boskalis Westminster	1,205
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,109		Bossard Holding AG.	$1,234
844,934	e	Bouygues S.A.	30,928
227,222	e	Bradken Ltd	1,200
186,169		Brady Corp (Class A)	5,678
43,273		Brenntag AG.	7,204
197,976		Briggs & Stratton Corp	3,983
16,160		Bucher Industries AG.	4,139
18,806		Budimex S.A.	637
135,634	*	Builders FirstSource, Inc	798
202,000		Bunka Shutter Co Ltd	1,045
342,073		Bunzl plc	7,410
50,906		Burckhardt Compression Holding AG.	20,067
363,709		CAE, Inc	3,983
163,900		Cahya Mata Sarawak BHD	255
60,229	*	CAI International, Inc	1,402
939,136	*,e	Capstone Turbine Corp	1,108
15,923		Carbone Lorraine	495
186,758	e	Cardno Ltd	1,083
45,460		Cargotec Corp (B Shares)	1,763
521,688		Carillion plc	2,639
263,486		Carlisle Cos, Inc	18,520
1,323,448		Caterpillar, Inc	110,336
267,900		CB Industrial Product Holding BHD	226
1,070,327		Central Glass Co Ltd	3,552
22,652		CENTROTEC Sustainable AG.	457
370,551	*	Cersanit Krasnystaw S.A.	211
97,000		Champion Building Materials Co Ltd	41
218,500		Changchai Co Ltd	125
1,695,440	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	1,473
100,915	*	Chart Industries, Inc	12,417
227,615		Chemring Group plc	1,119
348,000		Chen Hsong Holdings	109
712,000	*	Chengdu Putian Telecom Cable Co Ltd	96
601,802		Chicago Bridge & Iron Co NV	40,784
574,050		Chien Kuo Construction Co Ltd	274
9,819,000		China Automation Group Ltd	1,961
16,670,700		China Communications Construction Co Ltd	13,181
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	157
51,000		China Ecotek Corp	132
570,000		China Electric Manufacturing Corp	279
3,854,000	*	China Energine International Holdings Ltd	236
531,050		China Fangda Group Co Ltd	206
882,000		China Glass Holdings Ltd	108
1,566,000	*,e	China High Speed Transmission Equipment Group Co Ltd	667
627,170		China International Marine Containers Group Co Ltd	1,126
3,513,000	e	China National Materials Co Ltd	749
8,971,200	e	China Railway Construction Corp	9,502
15,417,100	e	China Railway Group Ltd	8,452
1,162,400	e	China Singyes Solar Technologies Holdings Ltd	1,296
6,037,028	e	China South Locomotive and Rolling Stock Corp	4,219
3,090,000		China State Construction International Holdings Ltd	4,982
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
308,000		China Steel Structure Co Ltd	$370
1,124,222		Chip Eng Seng Corp Ltd	618
198,939		Chiyoda Corp	2,401
24,800		Chiyoda Integre Co Ltd	346
17,940,000		Chongqing Machinery & Electric Co Ltd	2,224
71,900		Chudenko Corp	1,005
94,989	e	Chugai Ro Co Ltd	250
1,172,000		Chung Hsin Electric & Machinery Manufacturing Corp	674
687,698		Cintra Concesiones de Infraestructuras de Transporte S.A.	12,386
1,063,871		CIR-Compagnie Industriali Riunite S.p.A.	1,683
91,846		CIRCOR International, Inc	5,711
1,808,814	e	Citic Pacific Ltd	2,348
5,487,000	*	Citic Resources Holdings Ltd	779
183,000	e	Civmec Ltd	115
19,553		CJ Corp	2,111
58,800		CKD Corp	519
89,402		Clal Industries and Investments	389
223,585		Clarcor, Inc	12,416
756,103		Clough Ltd	1,031
1,680,917	*	CNH Industrial NV	21,558
403,866		Coastal Contracts BHD	363
978,115		Cobham plc	4,548
459,368		Cofide S.p.A.	367
41,509		Coleman Cable, Inc	876
309,276	*	Colfax Corp	17,471
74,926	*	Columbus McKinnon Corp	1,800
167,194		Comfort Systems USA, Inc	2,811
80,309	*	Commercial Vehicle Group, Inc	639
2,365,760		Compagnie de Saint-Gobain	117,418
7,985		Compagnie d’Entreprises CFE	609
279,100		COMSYS Holdings Corp	3,901
83,681		Concentric AB	934
2,263		Construcciones y Auxiliar de Ferrocarriles S.A.	1,163
827,000		Continental Engineering Corp	293
1,190,000	e	Cosco Corp Singapore Ltd	745
1,452,000		Cosco International Holdings Ltd	600
26,885		Cosel Co Ltd	327
91,657	e	Costain Group plc	392
65,855		Cramo Oyj (Series B)	1,149
320,024		Crane Co	19,736
30,000		Crompton Greaves Ltd	41
1,084,590		CSBC Corp Taiwan	688
1,246,932		CSR Ltd	2,855
786,300		CTCI Corp	1,271
80,819		Cubic Corp	4,338
621,260		Cummins, Inc	82,547
188,693	e	Curtiss-Wright Corp	8,861
690,000		DA CIN Construction Co Ltd	612
103,231		Daelim Industrial Co	9,318
19,970		Daesang Holdings Co Ltd	141
105,215	*	Daewoo Engineering & Construction Co Ltd	851
52,038		Daewoo International Corp	1,834
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
113,311		Daewoo Shipbuilding & Marine Engineering Co Ltd	$3,645
98,500	e	Daifuku Co Ltd	1,070
134,641		Daihen Corp	541
52,000		Daiichi Jitsugyo Co Ltd	229
299,721		Daikin Industries Ltd	15,997
45,000		Daiwa Industries Ltd	284
190,200		Dalian Refrigeration Co Ltd	154
1,963,621		Danaher Corp	136,118
16,211	e	Danieli & Co S.p.A.	467
91,899		Danieli & Co S.p.A. (RSP)	1,795
184,005		DCC plc	7,534
376,831	e	Decmil Group Ltd	792
345,273		Deere & Co	28,102
29,100		Denyo Co Ltd	365
105,282	*	Deutz AG.	950
2,813,850		Dialog Group BHD	2,194
294,447	*	DigitalGlobe, Inc	9,310
34,306	*	Discount Investment Corp	232
876,910		DMCI Holdings, Inc	928
738,308	*	Dogan Sirketler Grubu Holdings	322
128,548		Donaldson Co, Inc	4,902
19,100	e	Dongfang Electric Co Ltd	28
26,169		Dongkuk Structures & Construction Co Ltd	111
10,082		Doosan Corp	1,416
114,330	*	Doosan Engine Co Ltd	1,011
56,103		Doosan Heavy Industries and Construction Co Ltd	2,408
287,850	*	Doosan Infracore Co Ltd	4,203
74,469		Douglas Dynamics, Inc	1,097
453,040		Dover Corp	40,697
40,999	*	Ducommun, Inc	1,176
84,859		Duerr AG.	6,238
70,881	e	Duro Felguera S.A.	485
36,879	*	DXP Enterprises, Inc	2,912
154,684	*	Dycom Industries, Inc	4,330
57,900	e	Dynamic Materials Corp	1,342
416,000		Dynapack International Technology Corp	1,178
423,900		Dynasty Ceramic PCL	757
1,665,960		Eaton Corp	114,685
588,828		Ebara Corp	3,311
44,697		Eczacibasi Yatirim Holding	135
61,506	*	Edgen Group, Inc	467
863,100	*	EEI Corp	192
3,287		Eicher Motors Ltd	187
98,771		Eiffage S.A.	5,418
46,577		Elbit Systems Ltd	2,514
3,196		Electra Israel Ltd	427
307,368		EMCOR Group, Inc	12,027
786,421		Emeco Holdings Ltd	173
587,096		Emerson Electric Co	37,985
1,050,082		Empresa Brasileira de Aeronautica S.A.	8,443
920,500	*,e	Empresas ICA Sociedad Controladora S.A. de C.V.	1,963
84,755		Encore Wire Corp	3,343
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,400	e	Endo Lighting Corp	$234
163,502	*	Energy Recovery, Inc	1,185
230,825	e	EnerSys	13,995
68,617	*	Engility Holdings, Inc	2,177
508,192		Enka Insaat ve Sanayi AS	1,514
52,251	*,e	Enphase Energy, Inc	425
76,869	*,e	EnPro Industries, Inc	4,628
472,000		Enric Energy Equipment Holdings Ltd	634
13,050	*,e	Erickson Air-Crane, Inc	204
105,917		ESCO Technologies, Inc	3,520
123,501	*	Esterline Technologies Corp	9,867
1,549,237		European Aeronautic Defence and Space Co	98,721
1,292,000		EVA Precision Industrial Holdings Ltd	175
721,800		Eversendai Corp BHD	319
529,297		Exelis, Inc	8,315
13,258		Faiveley S.A.	1,010
75,349	*	Fanuc Ltd	12,487
5,642,000		Far East Global Group Ltd	1,466
6,758,949		Far Eastern Textile Co Ltd	7,452
666,648		Fastenal Co	33,499
249,810	*	Federal Signal Corp	3,215
231,840		Fenner plc	1,494
2,179,374		Ferreyros S.A.	1,416
351,407	*,e	Finmeccanica S.p.A.	2,104
325,232		Finning International, Inc	7,480
1,516,000	e	First Tractor Co	941
191,722	*,e	Flow International Corp	765
281,787		Flowserve Corp	17,581
77,343	e	FLSmidth & Co AS	4,166
799,568		Fluor Corp	56,737
59,265	e	Fomento de Construcciones y Contratas S.A.	1,177
368,771		Forge Group Ltd	1,808
703,879		Forjas Taurus S.A. (Preference)	673
2,379,082		Fortune Brands Home & Security, Inc	99,041
567,100		Foshan Electrical and Lighting Co Ltd	407
260,000	*	Foster Wheeler AG.	6,848
181,996		Franklin Electric Co, Inc	7,171
317,000	e	Fraser and Neave Ltd	1,415
51,916		Freightcar America, Inc	1,074
33,164	*	Frigoglass S.A.	245
401,942		FSP Technology, Inc	386
183,200	*	Fudo Tetra Corp	338
470,519	*,e	FuelCell Energy, Inc	607
1,904,587	*	Fuji Electric Holdings Co Ltd	7,791
85,192		Fuji Machine Manufacturing Co Ltd	850
1,149,978		Fujikura Ltd	4,469
86,000		Fujitec Co Ltd	1,083
118,142	*	Furmanite Corp	1,170
379,000		Furukawa Co Ltd	865
874,841		Furukawa Electric Co Ltd	2,023
40,019	*	Futaba Corp/Chiba	513
185,125		Galliford Try plc	3,115
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
269,659		Gamesa Corp Tecnologica S.A.	$2,349
3,134,025		Gamuda BHD	4,420
90,918		GATX Corp	4,320
89,008		GEA Group AG.	3,658
9,942		Geberit AG.	2,686
210,342	*,e	GenCorp, Inc	3,372
251,500		Generac Holdings, Inc	10,724
194,029		General Cable Corp	6,160
1,697,696		General Dynamics Corp	148,582
42,239,204		General Electric Co	1,009,094
10,947		Georg Fischer AG.	6,665
3,226		Gesco AG.	317
123,767	*	Gibraltar Industries, Inc	1,765
277,221		Giken Seisakusho Co, Inc	1,486
190,689		Gildemeister AG.	5,196
37,408	*,e	Global Brass & Copper Holdings, Inc	656
70,037		Global Power Equipment Group, Inc	1,408
82,056		Glory Ltd	2,068
960,000		GMR Infrastructure Ltd	333
56,749		Gorman-Rupp Co	2,277
139,199		Graco, Inc	10,309
461,919	*,e	GrafTech International Ltd	3,903
1,779,847		Grafton Group plc	16,806
33,092		Graham Corp	1,196
407,970		Grana y Montero S.A.	1,619
38,148	*	Grana y Montero S.A. (ADR)	761
152,875		Granite Construction, Inc	4,678
9,950		Graphite India Ltd	12
222,880		Great Lakes Dredge & Dock Corp	1,654
22,415		Greaves Cotton Ltd	20
96,224	*	Greenbrier Cos, Inc	2,380
197,451		Griffon Corp	2,476
58,821	*	Grontmij (ADR)	271
172,536		Group Five Ltd	756
1,228,637	e	Grupo Carso S.A. de C.V. (Series A1)	6,563
37,009		GS Engineering & Construction Corp	1,289
10,060		GS Global Corp	87
425,000	e	GS Yuasa Corp	2,478
330,800		Guangzhou Shipyard International Co Ltd	328
578,537	e	GWA International Ltd	1,640
102,322		H&E Equipment Services, Inc	2,718
1,193,000		Haitian International Holdings Ltd	2,745
50,085		Haldex AB	384
6,670		Halla Engineering & Construction Corp	34
835,580		Hangzhou Steam Turbine Co	1,144
53,291	*	Hanjin Heavy Industries & Construction Co Ltd	654
26,120		Hanjin Heavy Industries & Construction Holdings Co Ltd	221
707,395		Hanwa Co Ltd	3,355
1,772,600		HAP Seng Consolidated BHD	1,273
2,466,000		Harbin Power Equipment	1,522
47,734		Hardinge, Inc	737
51,113		Harsco Corp	1,273
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
234,910		Havells India Ltd	$2,386
748,600	*,e	Hazama Ando Corp	2,495
45,510	*	HD Supply Holdings, Inc	1,000
175,607	e	Heico Corp	11,896
259,276	*,e	Heidelberger Druckmaschinen	697
167,708	*	Hellenic Technodomiki Tev S.A.	555
2,804,000		Henderson Investment Ltd	206
127,301	*	Hexcel Corp	4,939
21,400		Hibiya Engineering Ltd	260
498,021		Hills Industries Ltd	860
1,195,866	*	Hindustan Construction Co	190
1,072,281		Hino Motors Ltd	15,892
19,000		Hisaka Works Ltd	181
27,291	e	Hitachi Construction Machinery Co Ltd	614
55,000		Hitachi Koki Co Ltd	436
192,380		Hitachi Zosen Corp	1,513
216,935		Hiwin Technologies Corp	1,452
4,838,000	e	HKC Holdings Ltd	165
11,885		Hochtief AG.	1,037
446,735		Hock Seng Lee BHD	253
17,322		Homag Group AG.	387
6,094,675		Honeywell International, Inc	506,102
159,000		Hong Leong Asia Ltd	182
720,831		Hopewell Holdings	2,415
43,000		Hoshizaki Electric Co Ltd	1,486
52,707	e	Hosken Consolidated Investments Ltd	689
38,000		Hosokawa Micron Corp	269
67,709		Houston Wire & Cable Co	912
911,000		HUA ENG Wire & Cable	319
54,283		Hubbell, Inc (Class B)	5,686
21,261		Huber & Suhner AG.	1,118
17,797		Hudaco Industries Ltd	177
177,570		Huntington Ingalls	11,968
25,575	e	Hurco Cos, Inc	661
2,973,961		Hutchison Whampoa Ltd	35,668
17,644		Hy-Lok Corp	426
42,818		Hyster-Yale Materials Handling, Inc	3,839
34,020		Hyundai Corp	881
64,846		Hyundai Development Co	1,451
85,778		Hyundai Engineering & Construction Co Ltd	4,930
67,369		Hyundai Heavy Industries	16,554
10,837		Hyundai Mipo Dockyard	1,582
29,800	e	Idec Corp	280
271,543		IDEX Corp	17,718
669,019	*	Ihlas Holding	255
206,015	*	II-VI, Inc	3,877
1,303,307		IJM Corp BHD	2,308
794,682		Illinois Tool Works, Inc	60,610
55,470		IMARKETKOREA,Inc	1,295
536,395		IMI plc	12,629
28,823		Implenia AG.	1,740
26,422		IMS-Intl Metal Service	460
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
417,195	e	Imtech NV	$1,135
95,110		Inaba Denki Sangyo Co Ltd	2,858
140,484		Inabata & Co Ltd	1,355
42,694		Indus Holding AG.	1,466
22,224		Industria Macchine Automatiche S.p.A.	651
39,000	*	Industrias Romi S.A.	95
26,123		Indutrade AB	1,016
996		Ingersoll-Rand India Ltd	5
3,135,025		Ingersoll-Rand plc	203,589
40,422	e	Innovative Solutions & Support, Inc	322
84,204		Insteel Industries, Inc	1,356
2,925,000	*	Interchina Holdings Co	226
190,654		Interpump Group S.p.A.	2,074
304,224		Interserve plc	2,767
2,241,205		Invensys plc	18,077
23,564		Invicta Holdings Ltd	226
306,600		Iochpe-Maxion S.A.	3,790
308,102		IRB Infrastructure Developers Ltd	369
12,320	*	IS Dongseo Co Ltd	188
225,000	e	Iseki & Co Ltd	801
181,000		I-Sheng Electric Wire & Cable Co Ltd	260
6,285,441		Ishikawajima-Harima Heavy Industries Co Ltd	26,579
1,912,350	*	Italian-Thai Development PCL	288
2,559,177		Itochu Corp	31,527
678,236		ITT Corp	24,383
64,128	*	IVRCL Infrastructures & Projects Ltd	12
229,000		Iwatani International Corp	927
349,906	*	Jacobs Engineering Group, Inc	20,358
263,792		Jain Irrigation Systems Ltd	244
1,205,815		Jaiprakash Associates Ltd	675
125,500	*	Japan Bridge Corp	270
169,604		Japan Pulp & Paper Co Ltd	562
194,823		Japan Steel Works Ltd	1,134
225,894		JGC Corp	8,178
7,060,000	*	Jia Sheng Holdings Ltd	278
4,279,000	*,e	Jiangsu Rongsheng Heavy Industry Group Co Ltd	503
490,000		Jingwei Textile Machinery	342
133,450		John Bean Technologies Corp	3,320
1,840,500		Johnson Electric Holdings Ltd	1,333
1,422,614	e	Joy Global, Inc	72,610
779,654		JTEKT Corp	10,723
179,000	e	Juki Corp	342
45,458		Jungheinrich AG.	2,658
7,506	*	JVM Co Ltd	350
45,030		Kadant, Inc	1,513
306,941		Kajima Corp	1,250
8,178		Kalpataru Power Transmission Ltd	8
95,479		Kaman Corp	3,615
26,000		Kamei Corp	198
36,000		Kanamoto Co Ltd	985
477,000		Kandenko Co Ltd	2,884
580,000	*	Kanematsu Corp	788
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,600		Katakura Industries Co Ltd	$322
1,168,640		Kawasaki Heavy Industries Ltd	5,089
133,519		Kaydon Corp	4,743
1,402,117		KBR, Inc	45,765
15,476		KCC Corp	6,504
59,924		KCI Konecranes Oyj	2,018
25,000	e	Keihan Electric Railway Co Ltd	102
190,933		Keller Group plc	3,212
10,657		Kendrion NV	322
1,171,425		Kennametal, Inc	53,417
317,214		Kentz Corp Ltd	2,450
17,400		Kepler Weber S.A.	191
2,733,438	e	Keppel Corp Ltd	22,724
113,175	*,e	KEYW Holding Corp	1,522
46,099	e	KHD Humboldt Wedag International AG.	319
118,561	e	Kier Group plc	3,236
96,730		Kinden Corp	1,044
192,000		King Slide Works Co Ltd	1,679
191,574		Kingspan Group plc	3,199
49,000		Kinik Co	108
50,000		Kinki Sharyo Co Ltd	168
274,400	e	Kitz Corp	1,241
129,217	*	Kloeckner & Co AG.	1,751
1,173,477		KOC Holding AS	5,418
19,790		Kolon Engineering & Construction Co Ltd	76
1,361,167	e	Komatsu Ltd	33,987
4,281		Komax Holding AG.	590
203,060	*	Kombassan Holdings AS.	315
66,090		Komori Corp	974
261,261		Kone Oyj (Class B)	23,336
285,622	e	Koninklijke BAM Groep NV	1,533
771,913		Koninklijke Philips Electronics NV	24,903
14,708	*	Koor Industries Ltd	284
72,525		Kopex S.A.	236
48,040		Korea Aerospace Industries Ltd	1,198
21,090		Korea Electric Terminal Co Ltd	812
160,881	*	Kratos Defense & Security Solutions, Inc	1,332
16,045		Krones AG.	1,364
673,963		Kubota Corp	9,795
33,152		KUKA AG.	1,438
5,000		Kumho Electric Co Ltd	119
7,795	*	Kumho Industrial Co Ltd	113
58,998		Kurita Water Industries Ltd	1,254
110,279		Kuroda Electric Co Ltd	1,476
78,000	e	Kyokuto Kaihatsu Kogyo Co Ltd	1,007
114,000		Kyosan Electric Manufacturing Co Ltd	409
278,600		Kyowa Exeo Corp	3,284
102,000		Kyudenko Corp	549
352,250		L-3 Communications Holdings, Inc	33,288
1,074		Lakshmi Machine Works Ltd	35
1,161,918	*	Lanco Infratech Ltd	99
389,349		Larsen & Toubro Ltd	4,913
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
78,196	*	Layne Christensen Co	$1,561
43,376		LB Foster Co (Class A)	1,984
232,291		Legrand S.A.	12,891
630,490	e	Leighton Holdings Ltd	11,334
408,182		Lennox International, Inc	30,720
116,682		LG Corp	7,189
18,862		LG Hausys Ltd	2,286
79,170		LG International Corp	2,381
260,067		Lincoln Electric Holdings, Inc	17,326
80,310	e	Lindab International AB	750
53,311	e	Lindsay Manufacturing Co	4,351
7,127	e	LISI	1,012
188,191		LIXIL Group Corp	3,880
41,147	*,e	LMI Aerospace, Inc	550
305,850		Lockheed Martin Corp	39,011
7,640,000	*,e	Lonking Holdings Ltd	1,600
20,588		LS Cable Ltd	1,483
16,942		LS Industrial Systems Co Ltd	1,025
79,907		LSI Industries, Inc	674
134,000	*	Luoyang Glass Co Ltd	26
78,157	*	Lydall, Inc	1,342
14,218		Mabuchi Motor Co Ltd	752
288,015		MACA Ltd	665
50,697		MacDonald Dettwiler & Associates Ltd	3,912
1,453,756		Macmahon Holdings Ltd	163
147,000		Maeda Corp	905
86,541		Maeda Road Construction Co Ltd	1,436
168,748		Makino Milling Machine Co Ltd	1,198
41,011	*	Makita Corp	2,389
254,149		Malaysia Marine and Heavy Engineering Sdn BHD	304
2,224,300		Malaysian Resources Corp BHD	1,017
8,092		MAN AG.	965
40,644	*,e	Manitex International, Inc	444
12,016		Manitou BF S.A.	205
513,559		Manitowoc Co, Inc	10,055
492,700		Marcopolo S.A.	1,467
5,094,632	e	Marubeni Corp	40,290
3,941,575		Masco Corp	83,877
192,851	*	Mastec, Inc	5,843
37,000		Max Co Ltd	430
137,165		MAX India Ltd	420
107,958		MaxiTRANS Industries Ltd	133
1,066,425		Meggitt plc	9,472
315,000		Meidensha Corp	1,157
1,073,634		Melrose Industries plc	5,213
25,202		Metka S.A.	421
17,433	e	Metso Oyj	685
99,654	*	Meyer Burger Technology AG.	1,061
34,491		Michael Baker Corp	1,396
66,003		Micron Machinery Co Ltd	1,616
64,627	*	Middleby Corp	13,501
45,228		Miller Industries, Inc	768

28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
338,400		Mills Estruturas e Servicos de	$4,636
2,625,000		Minebea Co Ltd	13,436
190,900		Miraito Holdings Corp	1,634
104,900	e	MISUMI Group, Inc	3,050
2,681,558		Mitsubishi Corp	54,446
1,181,478		Mitsubishi Electric Corp	12,467
4,391,696		Mitsubishi Heavy Industries Ltd	25,326
109,700		Mitsuboshi Belting Co Ltd	582
3,001,597	e	Mitsui & Co Ltd	43,769
1,169,000		Mitsui Engineering & Shipbuilding Co Ltd	2,408
183,000		Mitsui Matsushima Co Ltd	307
31,600		Miura Co Ltd	872
3,849,674		MMC Corp BHD	3,060
525,305	e	Monadelphous Group Ltd	9,421
82,100	e	MonotaRO Co Ltd	2,412
185,652	*	Moog, Inc (Class A)	10,892
367,620		Morgan Crucible Co plc	1,849
46,384		Morgan Sindall plc	564
119,900	e	Mori Seiki Co Ltd	1,871
257,683		Mota Engil SGPS S.A.	1,023
442,007	*	MRC Global, Inc	11,846
233,323		MSC Industrial Direct Co (Class A)	18,981
82,558		MTU Aero Engines Holding AG.	7,708
766,166		Mudajaya Group BHD	640
126,208		Mueller Industries, Inc	7,026
857,941		Mueller Water Products, Inc (Class A)	6,855
267,700		Muhibbah Engineering M BHD	192
902,504	*,e	Murray & Roberts Holdings Ltd	2,468
82,760	*	MYR Group, Inc	2,011
27,340		Nabtesco Corp	668
209,332		Nachi-Fujikoshi Corp	1,172
86,810		Nagarjuna Construction Co	25
248,300		Nagase & Co Ltd	3,164
117,300	e	Namura Shipbuilding Co Ltd	1,567
19,663	e	National Presto Industries, Inc	1,384
358,797	*,e	Navistar International Corp	13,089
14,179		NCC AB	423
231,709	e	NCC AB (B Shares)	6,896
70,673	*	NCI Building Systems, Inc	900
72,600		NEC Capital Solutions Ltd	1,775
454,351	*	Neo-Neon Holdings Ltd	88
26,134		Nexans S.A.	1,584
204,954		NGK Insulators Ltd	3,123
126,280		Nibe Industrier AB (Series B)	2,405
123,000		Nichias Corp	830
8,000		Nichiden Corp	188
24,500		Nichiha Corp	335
79,691	e	Nidec Corp	6,714
133,000		Nippo Corp	2,280
155,000		Nippon Carbon Co Ltd	312
94,000		Nippon Densetsu Kogyo Co Ltd	1,023
147,000	*	Nippon Koei Co Ltd	638

29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
223,000		Nippon Road Co Ltd	$1,343
323,730	e	Nippon Sharyo Ltd	1,922
1,706,000	*,e	Nippon Sheet Glass Co Ltd	2,199
84,045		Nippon Signal Co Ltd	645
65,000	e	Nippon Steel Trading Co Ltd	225
86,000	e	Nippon Thompson Co Ltd	490
985,000		Nishimatsu Construction Co Ltd	2,862
27,400	e	Nishio Rent All Co Ltd	767
368,000		Nisshinbo Industries, Inc	3,047
63,000		Nissin Electric Co Ltd	339
24,300		Nitta Corp	520
212,000	*	Nitto Boseki Co Ltd	898
77,947		Nitto Kogyo Corp	1,302
13,973		Nitto Kohki Co Ltd	262
71,568		NKT Holding AS	3,556
69,462		NN, Inc	1,081
2,831,071	e	Noble Group Ltd	2,102
62,246	*	Nordex AG.	911
248,643		Nordson Corp	18,308
134,919	*	Noritake Co Ltd	359
56,900		Noritz Corp	1,227
85,035		NORMA Group	4,097
35,388	*	Nortek, Inc	2,432
587,980		Northrop Grumman Corp	56,011
37,673	*	Northwest Pipe Co	1,239
1,131,165	e	NRW Holdings Ltd	1,536
199,482		NSK Ltd	2,046
745,000		NTN Corp	3,380
2,154,813		NWS Holdings Ltd	3,350
13,300		Obara Corp	329
727,888	e	Obayashi Corp	4,356
135,449		Obrascon Huarte Lain S.A.	5,142
252,512		OC Oerlikon Corp AG.	3,383
8,841	*	OCI	299
14,500	*,e	Odelic Co Ltd	469
4,295		OHB AG.	104
122,500		Oiles Corp	2,816
64,200		Okabe Co Ltd	786
159,641		Okuma Holdings, Inc	1,393
209,000		Okumura Corp	909
6,456	e	Omega Flex, Inc	122
30,800		Onoken Co Ltd	380
241,562	*	Orbital Sciences Corp	5,116
52,000		Organo Corp	263
104,596	*	Orion Marine Group, Inc	1,089
72,607		Ormat Industries	474
82,400		OSG Corp	1,443
658,651	*	Oshkosh Truck Corp	32,261
13,774	*	Osram Licht AG.	647
347,597	e	Outotec Oyj	4,761
2,556,046	*	Owens Corning, Inc	97,079
345,760		Paccar, Inc	19,245

30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,261		Palfinger AG.	$675
299,323		Pall Corp	23,060
485,109		Parker Hannifin Corp	52,741
29,952	*	Patrick Industries, Inc	900
221,257	e	Peab AB (Series B)	1,324
1,081,755		Pentair Ltd	70,249
340,500		Penta-Ocean Construction Co Ltd	951
150,913	*	Perini Corp	3,217
11,804		Pfeiffer Vacuum Technology AG.	1,446
258,573	*,e	Pgt, Inc	2,562
107,000		Phihong Technology Co Ltd	66
94,632		Pike Electric Corp	1,071
15,495	*	Pinguely-Haulotte	197
40,149		Pkc Group Oyj	1,301
4,743		Plasson	150
53,993	*	Ply Gem Holdings, Inc	755
84,153	*,e	PMFG, Inc	623
112,300		Polyplex PCL	37
331,981	*,e	Polypore International, Inc	13,601
37,462	*	Powell Industries, Inc	2,296
7,074	*	Power Solutions International, Inc	418
69,396	*	PowerSecure International, Inc	1,114
771,275		Precision Castparts Corp	175,265
9,738	e	Preformed Line Products Co	700
168,724		Primoris Services Corp	4,297
149,776	*,e	Proto Labs, Inc	11,441
27,926		Prysmian S.p.A.	685
2,490,000		PT Adhi Karya Persero Tbk	436
3,157,000		PT AKR Corporindo Tbk	1,091
8,114,000		PT Arwana Citramulia Tbk	596
664,500		PT Hexindo Adiperkasa Tbk	217
4,416,500		PT Pembangunan Perumahan Tbk	428
4,778,500		PT Surya Semesta Internusa Tbk	297
1,914,500		PT Total Bangun Persada Tbk	129
1,762,384		PT United Tractors Tbk	2,483
18,626,500		PT Waskita Karya Persero Tbk	948
4,093,000		PT Wijaya Karya	680
910,562		Punj Lloyd Ltd	334
830,974		QinetiQ plc	2,576
149,452		Quanex Building Products Corp	2,814
172,168	*	Quanta Services, Inc	4,736
3,656		R Stahl AG.	174
146,888		Ramirent Oyj	1,789
641,400		Randon Participacoes S.A.	3,583
4,076		Rational AG.	1,215
357,464		Raubex Group Ltd	833
118,384		Raven Industries, Inc	3,872
738,369		Raytheon Co	56,906
76,473	*	RBC Bearings, Inc	5,039
338,970		RCR Tomlinson Ltd	1,134
49,172		Rechi Precision Co Ltd	41
112,545		Regal-Beloit Corp	7,645

31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
186,079		Reunert Ltd	$1,347
100,771	*,e	Revolution Lighting Technologies, Inc	258
2,389,671		Rexel S.A.	60,798
137,098	*,e	Rexnord Corp	2,852
107,891		Rheinmetall AG.	6,186
334,583		Rich Development Co Ltd	145
3,160,000	*,m	Richly Field China Development	4
4,305		Rieter Holding AG.	887
1,054,322		Rockwell Automation, Inc	112,749
666,813		Rockwell Collins, Inc	45,250
8,953		Rockwool International AS (B Shares)	1,448
2,747,959		Rolls-Royce Group plc	49,441
1,342,172		Roper Industries, Inc	178,334
331,000	e	Rotary Engineering Ltd	156
124,428		Rotork plc	5,492
130,916	*	Rush Enterprises, Inc (Class A)	3,471
109,133	e	Russel Metals, Inc	2,892
289,000		Ryobi Ltd	1,303
63,820		S&T Dynamics Co Ltd	840
77,252		Saab AB (Class B)	1,543
164,053	*	Sacyr Vallehermoso S.A.	758
811,865		Safran S.A.	50,003
29,132		Saft Groupe S.A.	803
533,199		Salfacorp S.A.	632
12,880		Sam Yung Trading Co Ltd	194
151,463		Samsung Corp	8,791
30,421		Samsung Engineering Co Ltd	2,336
490,206		Samsung Heavy Industries Co Ltd	19,602
39,333		Samsung Techwin Co Ltd	2,230
24,860		San Miguel Corp	43
198,220		San Shing Fastech Corp	437
709,671		Sandvik AB	9,802
70,000		Sanki Engineering Co Ltd	431
27,800		Sankyo Tateyama, Inc	616
373,000		Sanwa Shutter Corp	2,279
1,348,000	e	Sany Heavy Equipment International	410
46,000		Sanyo Denki Co Ltd	343
68,037		Scania AB (B Shares)	1,459
14,699		Schindler Holding AG.	2,209
7,768		Schindler Holding AG. (Registered)	1,131
41,890		Schneider Electric Infrastructure Ltd	39
546,832		Schneider Electric S.A.	46,272
31,931		Schouw & Co	1,163
1,816		Schweiter Technologies AG.	1,225
80,000		Seika Corp	198
131,000		Sekisui Jushi Corp	1,897
1,450,701		SembCorp Industries Ltd	6,125
1,958,780	e	SembCorp Marine Ltd	7,081
20,039		Semperit AG. Holding	921
904,115		Senior plc	3,955
40,504	e	SGL Carbon AG.	1,541
385,308	*	SGSB Group Co Ltd	188

32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
144,200	*	Shanghai Automation Instrumentation Co Ltd	$82
754,880		Shanghai Diesel Engine Co Ltd	578
10,646,500	e	Shanghai Electric Group Co Ltd	3,794
746,600		Shanghai Erfangji Co Ltd	416
605,800		Shanghai Highly Group Co Ltd	339
1,621,000		Shanghai Industrial Holdings Ltd	5,376
218,200	*	Shanghai Lingyun Industries Development Co Ltd	126
646,020		Shanghai Mechanical and Electrical Industry Co Ltd	857
476,310		Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	1,254
584,000		Shihlin Electric & Engineering Corp	733
458,422		Shikun & Binui Ltd	1,074
34,600		Shima Seiki Manufacturing Ltd	763
107,536	e	Shimizu Corp	525
184,000		Shin Zu Shing Co Ltd	406
124,000		Shinko Electric Co Ltd	221
201,590		Shinmaywa Industries Ltd	1,572
26,300		SHO-BOND Holdings Co Ltd	1,197
630,900		Siam Future Development PCL	117
1,126,523		Siemens AG.	135,857
47,558		Siemens India Ltd	363
766,587		SIG plc	2,305
73,395		Silitech Technology Corp	97
3,001,871		Sime Darby BHD	8,753
165,700		Simpson Manufacturing Co, Inc	5,397
1,834,000		Singamas Container Holdings Ltd	450
338,987		Singapore Technologies Engineering Ltd	1,128
1,526,557		Sino Thai Engineering & Construction PCL	1,113
652,500	e	Sinotruk Hong Kong Ltd	334
531,835		Sintex Industries Ltd	176
121,500		Sintokogio Ltd	914
61,344		SK Corp	11,074
289,110		SK Networks Co Ltd	1,754
151,756		Skanska AB (B Shares)	2,921
2,831,907		SKF AB (B Shares)	78,826
6,197		SKF India Ltd	50
459,006		SM Investments Corp	8,233
27,349		SMC Corp	6,527
866,488		Smiths Group plc	19,598
203,828		Snap-On, Inc	20,281
140,411		SNC-Lavalin Group, Inc	5,773
626,016		SOCAM Development Ltd	735
139,000		Sodick Co Ltd	675
5,137,533		Sojitz Holdings Corp	10,089
8,107		Solar Holdings AS (B Shares)	446
49,991	*,e	SolarCity Corp	1,730
2,205,214		Sonae SPGS S.A.	2,752
38,137	*,e	Sparton Corp	972
691,329		Speedy Hire plc	727
185,125		Spirax-Sarco Engineering plc	9,023
714,949	*	Spirit Aerosystems Holdings, Inc (Class A)	17,330
373,310		SPX Corp	31,597

33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,943		Standex International Corp	$3,264
378,690		Stanley Works	34,298
76,723		Stefanutti Stocks Holdings Ltd	66
62,605	*	Sterling Construction Co, Inc	579
349,200		STP & I PCL	208
32,049	b	STX Corp Co Ltd	84
706,000		STX OSV Holdings Ltd	490
58,750		STX Shipbuilding Co Ltd	238
5,069		Sulzer AG.	785
308,695	m	Sumikin Bussan Corp	1,156
1,889,720	e	Sumitomo Corp	25,541
16,300		Sumitomo Densetsu Co Ltd	222
906,953		Sumitomo Electric Industries Ltd	13,191
3,075,913		Sumitomo Heavy Industries Ltd	14,027
730,300	*	Sumitomo Mitsui Construction C	923
43,000		Sumitomo Precision Products Co Ltd	189
78,361	e	Sun Hydraulics Corp	2,841
28,990	*	Sung Jin Geotec Co Ltd	269
22,330		Sung Kwang Bend Co Ltd	633
373,000		Sunonwealth Electric Machine Industry Co Ltd	212
148,000		Sunspring Metal Corp	394
648,661	*	Suzlon Energy Ltd	68
329,000	e	SWCC Showa Holdings Co Ltd	407
285,995		Swisslog Holding AG.	326
131,000		Tadano Ltd	1,684
10,658	*	Taewoong Co Ltd	266
74,270		Taeyoung Engineering & Construction	394
87,929	*	Taihan Electric Wire Co Ltd	224
40,000		Taihei Dengyo Kaisha Ltd	293
60,000		Taihei Kogyo Co Ltd	235
67,955		Taikisha Ltd	1,621
2,385,561	e	Taisei Corp	11,742
876,872		Taiwan Glass Industrial Corp	891
27,800	e	Takaoka Toko Holdings Co Ltd	484
106,929		Takara Standard Co Ltd	863
74,300		Takasago Thermal Engineering Co Ltd	631
33,600	*	Takeuchi Manufacturing Co Ltd	793
106,295		Takuma Co Ltd	1,004
121,891	e	TAL International Group, Inc	5,696
421,784	*	Taser International, Inc	6,289
326,000	e	Tat Hong Holdings Ltd	256
46,000	e	Tatsuta Electric Wire and Cable Co Ltd	353
300,600	*	Tebrau Teguh BHD	116
6,296,133		Teco Electric and Machinery Co Ltd	6,666
74,384	*,e	Tecumseh Products Co (Class A)	666
553,090		Tekfen Holding AS	1,249
314,185	*	Teledyne Technologies, Inc	26,684
109,305		Tennant Co	6,777
1,664,296	*	Terex Corp	55,920
78,132	e	Textainer Group Holdings Ltd	2,959
3,480,069		Textron, Inc	96,085
246,828		Thales S.A.	13,569

34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
19,629	*,e	The ExOne Company	$836
22,707		Thermax Ltd	213
162,869	*	Thermon Group Holdings	3,764
107,561		THK Co Ltd	2,396
1,360,000	*	Tianjin Development Hldgs	916
225,510		Timken Co	13,621
189,061	e	Titan International, Inc	2,768
68,912	*,e	Titan Machinery, Inc	1,107
23,386	*	TK Corp	542
469,000	*,e	Toa Corp/Tokyo	1,029
14,000		Tocalo Co Ltd	209
255,000		Toda Corp	874
78,000		Toenec Corp	465
108,900		Tokai Corp	387
96,060	*,e	Tokyu Construction Co Ltd	552
55,057		Tong-Tai Machine & Tool Co Ltd	46
178,625		Topco Technologies Corp	415
23,000	e	Torishima Pump Manufacturing Co Ltd	227
56,231		Toro Co	3,056
135,742		Toromont Industries Ltd	2,982
11,552,371		Toshiba Corp	52,063
138,964	e	Toshiba Machine Co Ltd	720
45,000		Toshiba Plant Systems & Services Corp	748
25,400	e	Totetsu Kogyo Co Ltd	570
620,677		Toto Ltd	8,707
76,000		Toyo Construction Co Ltd	246
152,000		Toyo Engineering Corp	659
15,900	e	Toyo Tanso Co Ltd	297
238,401		Toyota Tsusho Corp	6,251
342,618		Trakya Cam Sanayi AS	407
61,987		TransDigm Group, Inc	8,598
2,448,795		Travis Perkins plc	65,421
1,262,361		Trelleborg AB (B Shares)	23,920
39,981	e	Trevi Finanziaria S.p.A.	333
100,978	*	Trex Co, Inc	5,001
200,635	*	Trimas Corp	7,484
286,401		Trinity Industries, Inc	12,988
65,241		Triumph Group, Inc	4,581
40,362		Trusco Nakayama Corp	827
168,000		Tsubakimoto Chain Co	1,172
70,000	e	Tsugami Corp	346
22,000		Tsukishima Kikai Co Ltd	232
702,880	e	Tuan Sing Holdings Ltd	185
541,312		Turk Sise ve Cam Fabrikalari AS	745
31,477	e	Twin Disc, Inc	822
152,765		Ultra Electronics Holdings	4,669
380,000		Union Mosaic Industry PCL	142
11,700		Union Tool Co	250
21,172	*	Unison Co Ltd	97
658,000	e	United Engineers Ltd	935
516,478	e	United Group Ltd	4,007
504,000		United Integrated Services Co Ltd	520

35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
317,873	*,e	United Rentals, Inc	$18,529
1,272,962		United Technologies Corp	137,251
95,790		Universal Forest Products, Inc	4,033
79,476		Uponor Oyj	1,499
130,147		URS Corp	6,995
3,838,822	*,e	USG Corp	109,714
1,506,500		Ushio, Inc	18,763
128,831		Vallourec	7,720
131,164		Valmont Industries, Inc	18,220
291,865	*	Vestas Wind Systems AS	7,352
1,281,090		Vesuvius plc	9,277
61,437	*	Vicor Corp	503
951,548		Vinci S.A.	55,396
229,975		Voltas Ltd	272
207,611		Volvo AB (B Shares)	3,111
91,793	*,e	Von Roll Holding AG.	159
6,141		Vossloh AG.	541
261,470		W.W. Grainger, Inc	68,429
268,626	*	Wabash National Corp	3,132
565,198	*	WABCO Holdings, Inc	47,624
40,886		Wacker Construction Equipment AG.	608
280,300		Wafangdian Bearing Co Ltd	191
22,038	e	Wajax Income Fund	803
79,000		Wakita & Co Ltd	1,046
3,487,250	*	Walsin Lihwa Corp	1,065
7,220		Walter Meier AG.	485
24,861		Wartsila Oyj (B Shares)	1,125
86,218		Watsco, Inc	8,128
115,724		Watts Water Technologies, Inc (Class A)	6,523
52,000		Ways Technical Corp Ltd	89
1,423,700		WCT Berhad	1,070
387,700		Weg S.A.	4,723
668,900	e	Weichai Power Co Ltd	2,617
88,270		Weir Group plc	3,327
199,520		Well Shin Technology Co Ltd	356
85,362	*,e	WESCO International, Inc	6,533
523,188		Westinghouse Air Brake Technologies Corp	32,893
71,249	*,e	Westport Innovations, Inc	1,724
2,538,267	e	Wienerberger AG.	44,559
180,768		Wilson Bayly Holmes-Ovcon Ltd	2,881
621,347		Wolseley plc	32,147
285,495		Woodward Governor Co	11,657
26,127		Wooree ETI Co Ltd	77
50,926	*	Xerium Technologies, Inc	590
34,195	e	XP Power Ltd	763
127,137		Xxentria Technology Materials Corp	220
112,088		Xylem, Inc	3,131
11,360		Y G-1 Co Ltd	131
36,000	e	Yahagi Construction Co Ltd	193
62,700		Yamazen Corp	408
8,498,449	e	Yangzijiang Shipbuilding	7,426
77,037		Yazicilar Holding AS	749

36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
145,764	e	YIT Oyj	$2,032
39,000		Yokogawa Bridge Holdings Corp	556
717,000	e	Yoma Strategic Holdings Ltd	447
22,070		Young Poong Precision Corp	211
2,164,000		Yuanda China Holdings Ltd	171
585,000		Yuasa Trading Co Ltd	1,182
821,000		Yungtay Engineering Co Ltd	2,156
53,000		Yurtec Corp	173
12,100		Yushin Precision Equipment Co Ltd	225
61,206	e	Zardoya Otis S.A.	994
12,160	e	Zehnder Group AG.	542
2,522,000		Zhuzhou CSR Times Electric Co Ltd	8,218
31,576		Zodiac S.A.	5,026
9,100	*	Zuiko Corp	648
182,329		Zumtobel AG.	2,937
		TOTAL CAPITAL GOODS	9,629,275

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
16,000	*,e	51job, Inc (ADR)	1,149
59,084		Aangpanneforeningen AB (B Shares)	1,930
219,530		ABM Industries, Inc	5,844
252,698		Acacia Research (Acacia Technologies)	5,827
452,769	*	ACCO Brands Corp	3,006
61,138	e	Acorn Energy, Inc	361
61,793		Adcorp Holdings Ltd	200
1,301,517		Adecco S.A.	92,845
103,594		Administaff, Inc	3,895
1,978,414		ADT Corp	80,442
173,330	*	Advisory Board Co	10,310
22,200		Aeon Delight Co Ltd	427
95,611		Aggreko plc	2,481
15,287		Akka Technologies S.A.	449
404,667	e	ALS Ltd	3,964
10,614		Amadeus Fire AG	691
151,425		American Banknote S.A.	2,036
81,425		American Ecology Corp	2,453
174,598	*	ARC Document Solutions, Inc	801
27,540		Assystem	675
248,267		Atkins WS plc	4,700
406,564		Babcock International Group	7,867
49,147	e	Barrett Business Services, Inc	3,308
15,036		Bertrandt AG.	1,896
164,350	e	BFI Canada Ltd	4,233
68,983		Bilfinger Berger AG.	7,264
76,300	e	Black Diamond Group Ltd	1,824
332,699		Blue Label Telecoms Ltd	265
986,000	*,e	Blumont Group Ltd	1,927
2,626,513		Brambles Ltd	22,336
248,869		Brink’s Co	7,043
13,466		Brunel International	724
171,849		Bureau Veritas S.A.	5,424
145,427	e	Cabcharge Australia Ltd	502

37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
161,195		Cape plc	$639
1,323,701		Capita Group plc	21,336
127,387	*	Casella Waste Systems, Inc (Class A)	732
131,141	*	Caverion Corp	1,065
154,601	*,e	CBIZ, Inc	1,150
59,362		CDI Corp	909
46,651	e	Ceco Environmental Corp	657
154,331	*,e	Cenveo, Inc	455
12,195		Cewe Color Holding AG.	622
9,914,200	e	China Everbright International Ltd	8,772
209,320		Cintas Corp	10,717
135,414	*	Clean Harbors, Inc	7,943
70,000		Cleanaway Co Ltd	407
1,137,513	*,e	CNH Industrial NV (NYSE)	14,219
2,271	e	Compx International, Inc	29
28,648	*	Consolidated Graphics, Inc	1,606
299,000		Contax Participacoes S.A.	505
453,080	*,e	Coolbrands International, Inc	275
290,945	*	Copart, Inc	9,249
149,525		Corporate Executive Board Co	10,859
587,926		Corrections Corp of America	20,313
32,188	*	Costa, Inc	612
46,012		Courier Corp	728
204,303	e	Covanta Holding Corp	4,368
42,409	*	CRA International, Inc	790
102,623		Credit Corp Group Ltd	915
840,102	e	Dai Nippon Printing Co Ltd	8,907
41,500		Daiseki Co Ltd	767
370,279		Davis Service Group plc	5,437
240,171		De La Rue plc	3,862
177,698		Deluxe Corp	7,403
114,315		Derichebourg	398
27,800		DirectCash Payments, Inc	455
1,097,387		Downer EDI Ltd	4,606
88,887	e	Dun & Bradstreet Corp	9,231
55,698		Duskin Co Ltd	1,116
2,323,000	*	Eastern Media International Corp	412
2,599,708		Edenred	84,461
139,996	*	EnerNOC, Inc	2,099
15,200	*	en-japan, Inc	341
103,384		Ennis, Inc	1,865
285,516		Equifax, Inc	17,088
814,382		Experian Group Ltd	15,506
71,327		Exponent, Inc	5,124
30,928	*	Franklin Covey Co	555
159,006	*	FTI Consulting, Inc	6,010
15,463,000	m	Fung Choi Media Group Ltd	1,479
76,449		G & K Services, Inc (Class A)	4,617
73,402		Gategroup Holding AG.	1,879
50,300	e	Genivar Income Fund	1,298
277,422		Geo Group, Inc	9,224
9,568		GL Events	225

38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
54,910	*	GP Strategies Corp	$1,440
1,186,719		Group 4 Securicor plc	4,889
60,817	e	Gunnebo AB	353
3,639,540		Hays plc	6,980
226,559	e	Healthcare Services Group	5,836
73,513		Heidrick & Struggles International, Inc	1,401
29,222	*	Heritage-Crystal Clean, Inc	527
189,479		Herman Miller, Inc	5,529
170,242		HNI Corp	6,159
387,693		Homeserve plc	1,610
143,700	e	Horizon North Logistics, Inc	1,013
99,594	*	Huron Consulting Group, Inc	5,240
78,046	*	ICF International, Inc	2,764
648,664	*	ICO Global Communications Holdings Ltd	1,258
148,076	*	IHS, Inc (Class A)	16,907
141,493	*,e	Innerworkings, Inc	1,389
1,158,000	*,e,m	Integrated Waste Solutions Group Holdings Ltd	2
195,433		Interface, Inc	3,877
39,665		Intersections, Inc	348
133,987		Intertek Group plc	7,175
339,052		Intrum Justitia AB	9,079
149,020	*	Ipek Matbacilik Sanayi Ve Ticaret AS	385
379,507		Iron Mountain, Inc	10,254
521,886		ITE Group plc	2,296
35,900		Itoki Corp	188
3,947		Kaba Holding AG.	1,746
88,647		KAR Auction Services, Inc	2,501
28,000		KD Holding Corp	161
108,680		Kelly Services, Inc (Class A)	2,116
19,358		KEPCO Plant Service & Engineering Co Ltd	979
87,719		Kforce, Inc	1,552
486,800	e	K-Green Trust	392
140,896		Kimball International, Inc (Class B)	1,563
185,175		Knoll, Inc	3,137
199,900		Kokuyo Co Ltd	1,557
195,989	*	Korn/Ferry International	4,194
178,000		Kyodo Printing Co Ltd	520
487,000		L&K Engineering Co Ltd	481
138,133		Loomis AB	3,043
252,466		Manpower, Inc	18,364
16,162		Matsuda Sangyo Co Ltd	231
90,347		McGrath RentCorp	3,225
92,729		McMillan Shakespeare Ltd	983
117,307		Mears Group plc	796
103,000		Meitec Corp	2,972
475,874		Michael Page International plc	3,797
137,977		Mine Safety Appliances Co	7,121
228,902		Mineral Resources Ltd	2,332
65,280	*	Mistras Group, Inc	1,110
468,507		Mitie Group	2,244
22,072		Mitsubishi Pencil Co Ltd	529
151,706	*	Mobile Mini, Inc	5,167

39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
95,960	e	Morneau Sobeco Income Fund	$1,249
82,373		Moshi Moshi Hotline, Inc	964
43,165	e	Multi-Color Corp	1,465
35,973	*,e	National Technical Systems, Inc	822
203,135	*	Navigant Consulting, Inc	3,140
68,245		Newalta, Inc	1,060
459,112		Nielsen Holdings NV	16,735
13,300		Nihon M&A Center, Inc	1,025
6,200		Nippon Kanzai Co Ltd	111
35,560	*,e	Nissha Printing Co Ltd	599
24,718	e	NL Industries, Inc	281
259,114	*,e	Odyssey Marine Exploration, Inc	780
75,000		Okamura Corp	516
169,795	*	On Assignment, Inc	5,603
22,768		Oyo Corp	406
138,700		Park24 Co Ltd	2,468
744		Pasona Group, Inc	659
43,800		PayPoint plc	753
71,608	*	Performant Financial Corp	782
17,600		Pilot Corp	666
1,236,139	e	Pitney Bowes, Inc	22,485
49,138		Poyry Oyj	256
79,293		Proffice AB	307
322,368		Programmed Maintenance Services Ltd	845
79,900		PRONEXUS, Inc	492
236,814	e	Prosegur Cia de Seguridad S.A.	1,384
6,670,500	*	PT Hanson International Tbk	323
98,718	e	Quad	2,997
1,362,955	e	R.R. Donnelley & Sons Co	21,535
185,390		Randstad Holdings NV	10,456
993,487		Regus plc	2,928
2,367,685		Rentokil Initial plc	4,175
540,419		Republic Services, Inc	18,028
164,258		Resources Connection, Inc	2,229
116,500	e	Ritchie Bros Auctioneers, Inc	2,346
772,610		Robert Half International, Inc	30,155
226,427		Rollins, Inc	6,003
313,274		RPS Group plc	1,360
268,192	*	RPX Corp	4,701
20,894		S1 Corp (Korea)	1,257
275,831		SAI Global Ltd (New)	1,144
21,152	e	Sato Corp	433
52,502		Schawk, Inc (Class A)	779
4,345		Seche Environnement S.A.	161
311,858		Secom Co Ltd	19,547
455,013		Securitas AB (B Shares)	5,196
644,119		Seek Ltd	7,143
841,937		Serco Group plc	7,449
4,464		SGS S.A.	10,669
154,600	*	Shanghai Youngsun Investment C	157
525,715		Shanks Group plc	792
26,700		Shenzhen Dongjiang Environmental Co Ltd	80

40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
539,633		Skilled Group Ltd	$1,758
32,050		Societe BIC S.A.	3,727
188,494	e	Sohgo Security Services Co Ltd	3,778
152,752		Sporton International, Inc	457
55,150	*	Standard Parking Corp	1,483
104,693	e	Stantec, Inc	5,346
398,942	e	Steelcase, Inc (Class A)	6,630
588,271	*	Stericycle, Inc	67,886
151,203		Sthree plc	870
245,000		Taiwan Secom Co Ltd	586
238,000		Taiwan-Sogo Shinkong Security Corp	295
66,803	*	Team, Inc	2,655
267,291		Teleperformance	12,924
33,400	e	Temp Holdings Co Ltd	845
258,485	*	Tetra Tech, Inc	6,692
486,000		Tianjin Capital Environmental Protection Group Co Ltd	176
52,031		TMS International Corp	907
7,100	m	Tokyu Community Corp	354
370,687		Tomra Systems ASA	3,483
132,800		Toppan Forms Co Ltd	1,298
783,229	e	Toppan Printing Co Ltd	6,330
126,553		Towers Watson & Co	13,536
167,030		Transcontinental, Inc	2,390
629,877		Transfield Services Ltd	660
1,312,333	*	Transpacific Industries Group Ltd	1,199
53,213	*,e	TRC Cos, Inc	394
252,733	*	TrueBlue, Inc	6,068
3,028,545		Tyco International Ltd	105,939
59,545		Unifirst Corp	6,218
163,261		United Stationers, Inc	7,102
83,406		USG People NV	813
1,376,474	*	Verisk Analytics, Inc	89,416
84,232		Viad Corp	2,102
17,594		VSE Corp	826
138,950	*	WageWorks, Inc	7,010
329,945		Waste Connections, Inc	14,983
1,021,083		Waste Management, Inc	42,109
7,100	e	Weathernews, Inc	166
78,442		West Corp	1,739
1,090,000		WHK Group Ltd	648
896,624		Yem Chio Co Ltd	685
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,433,427

CONSUMER DURABLES & APPAREL - 2.2%
1,492,000	e	361 Degrees International Ltd	368
846,000		Ability Enterprise Co Ltd	634
35,925	*	Accell Group NV	705

41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
168,671		Adidas-Salomon AG.	$18,296
86,000		Advanced International Multitech Co Ltd	94
17,402		Agabang & Company	99
416,574		Aksa Akrilik Kimya Sanayii	1,765
1,845,735		Alok Industries Ltd	235
47,000		Alpine Electronics, Inc	512
592,940		Altek Corp	456
143,978		Amer Sports Oyj (A Shares)	2,914
239,117	*,e	American Apparel, Inc	311
2,133,949		AmTRAN Technology Co Ltd	1,422
4,080,900	e	Anta Sports Products Ltd	5,263
267,077		Arcelik AS	1,555
59,593		Arctic Cat, Inc	3,400
68,600		Arezzo Industria e Comercio S.A.	1,213
53,500		Arnest One Corp	1,262
220,300	*,e	Aruze Corp	4,711
769,450		Arvind Ltd	957
135,000	*	Asia Optical Co, Inc	145
25,251		Asics Corp	436
216,000		Atsugi Co Ltd	249
138,095		Avgol Industries 1953 Ltd	121
50,191	*,e	Bang & Olufsen AS (B Shares)	514
1,455,589	*	Barratt Developments plc	7,251
9,040	*	Basic House Co Ltd	156
43,437	e	Bassett Furniture Industries, Inc	703
72,290		Bata India Ltd	989
88,080	*,e	Beazer Homes USA, Inc	1,585
166,800		Bellway plc	3,547
54,944		Beneteau S.A.	888
281,246		Berkeley Group Holdings plc	9,430
505,842	*,e	Billabong International Ltd	177
529,000	e	Billion Industrial Holdings Ltd	285
31,771	e	Blyth, Inc	439
289,945		Bombay Dyeing & Manufacturing Co Ltd	227
3,949,300	e	Bosideng International Holdings Ltd	953
172,657		Bovis Homes Group plc	2,001
405,192		Brookfield Incorporacoes S.A.	294
69,348		Brunello Cucinelli S.p.A	2,253
320,643		Brunswick Corp	12,797
1,027,665		Burberry Group plc	27,193
88,650	*,e	BWG Homes ASA	187
285,066	e	Callaway Golf Co	2,030
376,150		Carter’s, Inc	28,546
713,019	*,e	Casio Computer Co Ltd	6,620
23,009	*	Cavco Industries, Inc	1,310
80,000		Cecep Costin New Materials Grp Ltd	37
2,296,000	*	Chigo Holding Ltd	49
3,160,400	e	China Dongxiang Group Co	494
3,848,000	e	China Haidian Holdings Ltd	392
1,466,000		China Lilang Ltd	867
20,400		Chofu Seisakusho Co Ltd	468
65,385		Christian Dior S.A.	12,833

42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
22,600		Cia Providencia Industria e Comercio S.A.	$81
934,816		Cie Financiere Richemont S.A.	93,665
165,000	*,e	Clarion Co Ltd	218
85,469	*,e	Clarus Corp	1,039
46,800		Cleanup Corp	412
1,591,244		Coach, Inc	86,771
60,844	e	Columbia Sportswear Co	3,665
1,134,700	*,e	Consorcio ARA, S.A. de C.V.	459
12,000		Corona Corp	135
654,100	*,e,m	Corp GEO S.A. de C.V. (Series B)	62
193,024	*	Crest Nicholson Holdings plc	1,036
1,061,326	*	CROCS, Inc	14,445
39,322		CSS Industries, Inc	944
28,108	e	Culp, Inc	526
1,354,481		Cyrela Brazil Realty S.A.	10,237
30,200		Daidoh Ltd	217
34,600		Daikoku Denki Co Ltd	750
207,083	*,e	Deckers Outdoor Corp	13,651
114,027		De’Longhi S.p.A.	1,746
267,200	*	Desarrolladora Homex S.A. de C.V.	95
54,590		Descente Ltd	393
247,600		Direcional Engenharia S.A.	1,344
59,233		Dorel Industries, Inc (Class B)	2,156
2,917,491		DR Horton, Inc	56,687
538,599		Eclat Textile Co Ltd	4,729
1,925,843		Electrolux AB (Series B)	49,869
248,000		Embry Holdings Ltd	153
82,327	e	Ethan Allen Interiors, Inc	2,294
267,600		Even Construtora e Incorporadora S.A.	1,019
434,000		Evergreen International Holdin	95
39,779	*,e	EveryWare Global, Inc	453
120,000		Ez Tec Empreendimentos e Participacoes S.A.	1,647
292,271		Feng TAY Enterprise Co Ltd	701
18,500		Fields Corp	306
484,382	*	Fifth & Pacific Cos, Inc	12,172
12,823		Fila Korea Ltd	835
55,300		Fiyta Holdings Ltd	46
16,736		Flexsteel Industries, Inc	418
1,702		Forbo Holding AG.	1,293
633,020		Formosa Taffeta Co Ltd	617
53,257		Forus S.A.	296
86,378	*	Fossil Group, Inc	10,041
95,210	e	Foster Electric Co Ltd	1,979
160,000		France Bed Holdings Co Ltd	335
94,000		Fujibo Holdings Inc	213
173,000		Fujitsu General Ltd	1,994
24,800	*	Funai Electric Co Ltd	268
120,445	*,m	Future Lifestyle Fashions Ltd	85
580,000	*	Gafisa S.A.	937
167,788	*,e	Garmin Ltd	7,582
70,909		Genius Electronic Optical Co Ltd	340
113,353	e	Geox S.p.A.	310

43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,800		Gerry Weber International AG.	$1,269
303,949		Giant Manufacturing Co Ltd	2,073
68,954	*	G-III Apparel Group Ltd	3,764
159,951		Gildan Activewear, Inc	7,423
82,290		Gitanjali Gems Ltd	73
32,000		Goldwin, Inc	158
775,000	e	Goodbaby International Holding	390
98,272	e	GUD Holdings Ltd	557
1,298,000		Gunze Ltd	3,533
1,221,000	e	Haier Electronics Group Co Ltd	2,368
23,400	e	Hajime Construction Co Ltd	1,521
18,240		Handsome Co Ltd	488
978,468		Hanesbrands, Inc	60,968
22,499		Hansae Co Ltd	328
31,650		Hanssem Co Ltd	1,264
174,496		Harman International Industries, Inc	11,557
2,189,112	e	Hasbro, Inc	103,195
381,900	*	Haseko Corp	2,750
15,264		Hefei Meiling Co Ltd	8
49,500		Heiwa Corp	862
410,910		Helbor Empreendimentos S.A.	1,733
128,655	*	Helen of Troy Ltd	5,687
36,000	*	Higashi Nihon House Co Ltd	233
1,173,000	*	Hisense Kelon Electrical Holdings Co Ltd	861
43,983		Hooker Furniture Corp	658
25,700	*,e	Hoosiers Holdings Co Ltd	226
880,000	e	Hosa International Ltd	313
499,775	*,e	Hovnanian Enterprises, Inc (Class A)	2,614
75,646		Hugo Boss AG.	9,783
313,583		Husqvarna AB (B Shares)	2,035
126,180		Huvis Corp	1,326
19,137		IC Companys AS	578
210,544	*	Iconix Brand Group, Inc	6,994
47,239		Indesit Co S.p.A.	454
910,000		International Taifeng Holdings Ltd	193
98,319	*	iRobot Corp	3,704
79,700	e	Jakks Pacific, Inc	358
38,000		Japan Vilene Co Ltd	198
77,000		Japan Wool Textile Co Ltd	609
3,145,334	*	Jarden Corp	152,234
203,699	*	Jinshan Development & Construction Co Ltd	116
217,887		JM AB	6,336
78,680		Johnson Health Tech Co Ltd	251
20,817	*	Johnson Outdoors, Inc	558
313,827		Jones Apparel Group, Inc	4,711
148,200	e	JVC KENWOOD Holdings, Inc	285
268,962	e	KB Home	4,847
118,000		Kinko Optical Co Ltd	119
563,500		Konka Group Co Ltd	191
254,000		Kurabo Industries Ltd	430
591,000	*	Kwong Fong Industries	324
1,866	*	Kyungbang Ltd	201

44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
514,820		Lao Feng Xiang Co Ltd	$1,252
203,706		La-Z-Boy, Inc	4,626
588,000		Le Saunda Holdings	241
93,112		Lealea Enterprise Co Ltd	34
256,396	*,e	Leapfrog Enterprises, Inc	2,415
182,214		Leggett & Platt, Inc	5,494
161,471	e	Lennar Corp (Class A)	5,716
115,946		LG Electronics, Inc	7,683
28,760		LG Fashion Corp	808
1,467,750	*,e	Li Ning Co Ltd	1,157
381,356	*	Li Peng Enterprise Co Ltd	183
66,762	*	Libbey, Inc	1,588
39,051	e	Lifetime Brands, Inc	597
691,000		Luthai Textile Co Ltd	777
694,711		Luxottica Group S.p.A.	36,814
585,459		LVMH Moet Hennessy Louis Vuitton S.A.	115,374
87,960	*	M/I Homes, Inc	1,814
94,037	*	Maidenform Brands, Inc	2,209
4,054		Maisons France Confort	148
388,000		Makalot Industrial Co Ltd	1,949
1,386,000		Man Wah Holdings Ltd	2,172
6,442	*,m	Mariella Burani S.p.A.	0	^
31,557	e	Marine Products Corp	287
8,300	e	Mars Engineering Corp	160
2,763,933		Matsushita Electric Industrial Co Ltd	26,757
667,919		Mattel, Inc	27,959
1,706,500		MC Group PCL (ADR)	758
149,288		MDC Holdings, Inc	4,480
425,500		Merida Industry Co Ltd	2,762
123,712	*	Meritage Homes Corp	5,313
179,882		Merry Electronics Co Ltd	500
1,371,827	*	Michael Kors Holdings Ltd	102,229
3,120,000	*	Ming Fung Jewellery Group Ltd	103
73,300		Misawa Homes Co Ltd	1,164
65,000		Mitsui Home Co Ltd	321
126,000	e	Mizuno Corp	756
419,209	*	Mohawk Industries, Inc	54,602
105,131		Movado Group, Inc	4,599
345,398		MRV Engenharia e Participacoes S.A.	1,420
45,644	e	Mulberry Group plc	710
18,354		Nacco Industries, Inc (Class A)	1,017
5,200		Nagawa Co Ltd	91
647,322		Namco Bandai Holdings, Inc	12,104
120,526	*	Nautilus, Inc	870
102,810		New Wave Group AB (B Shares)	559
2,716,086		Newell Rubbermaid, Inc	74,692
107,162		Nexity	3,826
12,900	e,m	Nidec Copal Corp	133
478,129		Nien Hsing Textile Co Ltd	465
2,288,846		Nike, Inc (Class B)	166,262
92,535	e	Nikon Corp	1,622
273,681		Nobia AB	2,193

45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,212	*	NVR, Inc	$52,589
679,531		Onward Kashiyama Co Ltd	5,994
29,362		Oriental Weavers	121
44,795		Oxford Industries, Inc	3,045
1,352,637		Pacific Textile Holdings Ltd	1,671
232,000		PanaHome Corp	1,530
205,100		Pandora AS	8,471
1,823,202		PDG Realty S.A.	2,024
402,000	*,m	Peace Mark Holdings Ltd	0	^
1,569,000	e	Peak Sport Products Co Ltd	377
15,000		Pegas Nonwovens S.A.	450
57,645		Perry Ellis International, Inc	1,086
397,353		Persimmon plc	6,984
493,556		Phillips-Van Heusen Corp	58,580
356,300	*,e	Pioneer Corp	616
9,154,857		Playmates Holdings Ltd	10,147
226,471		Polaris Industries, Inc	29,255
71,428	*	Poltrona Frau S.p.A.	181
154,962		Pool Corp	8,698
661,000		Ports Design Ltd	465
2,326,170		Pou Chen Corp	2,710
811,500	e	Prada S.p.A	7,882
6,100	*	Pressance Corp	189
1,176,200	e	Prime Success International Group Ltd	718
5,567,250		PT Modern Internasional Tbk	389
5,615,341		Pulte Homes, Inc	92,653
474,197	*	Quiksilver, Inc	3,334
267,001		Rajesh Exports Ltd	422
76,213		Ralph Lauren Corp	12,555
130,103		Raymond Ltd	475
287,256		Redrow plc	1,084
155,700		Restoque Comercio e Confeccoes de Roupas S.A.	469
38,512		RG Barry Corp	728
26,466		Rinnai Corp	1,967
30,800		Rodobens Negocios Imobiliarios S.A.	202
26,300		Roland Corp	275
715,806		Rossi Residencial S.A.	1,024
1,107,614		Ruentex Industries Ltd	2,777
265,993		Ryland Group, Inc	10,783
42,644	*	Safilo Group S.p.A.	838
75,178		Salvatore Ferragamo Italia S.p.A	2,592
1,045,000		Sampo Corp	344
1,227,000		Samson Holding Ltd	161
1,801,400	e	Samsonite International	5,036
32,976		Sangetsu Co Ltd	873
8,121		Sankyo Co Ltd	397
144,000		Sanyo Electric Taiwan Co Ltd	160
125,000		Sanyo Shokai Ltd	325
28,477		SEB S.A.	2,497
1,010,950		Sega Sammy Holdings, Inc	29,171
340,000	e	Seiko Holdings Corp	1,453
1,263,230		Seiren Co Ltd	8,596

46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,068,469		Sekisui Chemical Co Ltd	$10,899
716,471	e	Sekisui House Ltd	9,665
481,900	*	Shanghai Haixin Group Co	249
988,425	*,e	Sharp Corp	3,645
792,000		Shenzhou International Group Holdings Ltd	2,573
26,904		Shimano, Inc	2,406
221,000		Shinkong Textile Co Ltd	289
174,000		Sitoy Group Holdings Ltd	86
156,418	*	Skechers U.S.A., Inc (Class A)	4,866
60,394	*,e	Skullcandy, Inc	373
2,557,702		Skyworth Digital Holdings Ltd	1,224
542,056	*,e	Smith & Wesson Holding Corp	5,957
876,666		Socovesa S.A.	241
168,961	*,e	SodaStream International Ltd	10,541
1,409,484	*,e	Sony Corp	30,254
164,000	e	Sony Corp (ADR)	3,529
13,300		SRI Sports Ltd	168
600,831	*	Standard-Pacific Corp	4,753
3,301,398	*,e	Steinhoff International Holdings Ltd	11,748
677,500		Stella International Holdings Ltd	1,740
242,072	*	Steven Madden Ltd	13,031
64,550	e	Sturm Ruger & Co, Inc	4,043
362,054		Sumitomo Forestry Co Ltd	3,937
52,525		Swatch Group AG.	33,827
157,892		Swatch Group AG. Reg	17,819
121,000	*,e	Sxl	188
144	*	Tact Home Co Ltd	319
97,000		Tainan Enterprises Co Ltd	112
727,755		Tainan Spinning Co Ltd	448
192,600		Taiwan Paiho Ltd	225
20,400		Taiwan Sakura Corp	13
113,693	e	Takamatsu Corp	2,047
18,500		Tamron Co Ltd	408
1,787,298	*	Tatung Co Ltd	468
40,674	*	Taylor Morrison Home Corp	921
8,151,492		Taylor Woodrow plc	13,239
792,000		TCL Multimedia Technology Holdings Ltd	378
39,000		Technos S.A.	297
3,699,617		Techtronic Industries Co	9,644
351,800		Tecnisa S.A.	1,478
196,906	*	Tempur-Pedic International, Inc	8,656
770,000		Texhong Textile Group Ltd	1,387
984,000		Texwinca Holdings Ltd	912
740,821	*	Thomson	3,878
2,340,000	*	Time Watch Investments Ltd	353
235,371		Titan Industries Ltd	874
15,439		Tod’s S.p.A.	2,893
13,770		Token Corp	764
110,273	*	Toll Brothers, Inc	3,576
150,941	*	TomTom NV	1,079
72,168		Tomy Co Ltd	333
16,400		Touei Housing Corp	386

47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
619,720	*,e	TRI Pointe Homes, Inc	$9,097
13,074		Trigano S.A.	232
1,198,000	e	Trinity Ltd	404
309,100		TSI Holdings Co Ltd	2,094
17,056		TTK Prestige Ltd	907
312,039	*	Tumi Holdings, Inc	6,288
854,695		Tupperware Corp	73,820
15,133	*	UCP, Inc (Class A)	225
75,086	*,e	Under Armour, Inc (Class A)	5,966
65,300		UNICASA Industria de Moveis S.A.	170
56,813	*	Unifi, Inc	1,327
624,000	*	Unitika Ltd	376
64,140	*	Universal Electronics, Inc	2,311
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	53
1,476		Vardhman Textiles Ltd	8
70,066	*,e	Vera Bradley, Inc	1,441
201,118	*	Vestel Beyaz Esya Sanayi ve Ticaret AS	279
179,066	*	Vestel Elektronik Sanayi	168
378,735		VF Corp	75,387
162,627		Wacoal Holdings Corp	1,735
13,202	*	WCI Communities, Inc	228
131,500	e	Weiqiao Textile Co	77
2,236,000		Welling Holding Ltd	413
16,200	e	West Holdings Corp	227
23,801		Weyco Group, Inc	674
594,202		Whirlpool Corp	87,015
28,254	*	Whirlpool of India Ltd	69
88,134	*	William Lyon Homes, Inc	1,791
382,973	e	Wolverine World Wide, Inc	22,300
26,618	*	Woongjin Chemical Co Ltd	253
104,852		Woongjin Coway Co Ltd	5,814
296,131		Wuxi Little Swan Co Ltd	323
2,228,500		XTEP International Holdings	1,050
120,688		Yamaha Corp	1,729
98,000		YGM Trading Ltd	212
44,000		Young Optics, Inc	98
31,260		Youngone Corp	921
10,670		Youngone Holdings Co Ltd	616
1,126,407		Yue Yuen Industrial Holdings	3,145
124,512	*,e	Zagg, Inc	560
43,018		Zeng Hsing Industrial Co Ltd	205
11,000		Zhonglu Co Ltd	9
250,596		Zig Sheng Industrial Co Ltd	88
		TOTAL CONSUMER DURABLES & APPAREL	2,598,480

CONSUMER SERVICES - 2.2%
482,856		888 Holdings plc	1,302
27,700		Abril Educacao S.A.	414
2,695,712		Accor S.A.	112,021
344,900		Accordia Golf Co Ltd	4,258
262,926		Advtech Ltd	171
5,100	*	Aeon Fantasy Co Ltd	69
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
130,473	*	AFC Enterprises	$5,687
126,905		Ainsworth Game Technology Ltd	506
711,000	e	Ajisen China Holdings Ltd	714
1,096,602	e	Alsea SAB de C.V.	3,071
255,000		Ambassador Hotel	252
58,622	*	American Public Education, Inc	2,216
899,200		Anhanguera Educacional Participacoes S.A.	5,380
189,400	*,e	Apollo Group, Inc (Class A)	3,941
1,075,378	e	Aristocrat Leisure Ltd	4,637
57,316	*	Ascent Media Corp (Series A)	4,621
58,300	e	Atom Corp	302
153,266		Autogrill S.p.A.	2,698
367,535	*,e	Bally Technologies, Inc	26,485
81,268		Benesse Corp	2,956
1,225,435		Berjaya Sports Toto BHD	1,546
17,800	*,e	Best Bridal Inc	133
86,576		BETFAIR Group Ltd	1,441
44,851		Betsson AB	1,327
216,734	*	BHG S.A.-Brazil Hospitality Group	1,424
85,104	*	BJ’s Restaurants, Inc	2,444
14,030,800	*	Bloomberry Resorts Corp	3,233
278,933	*	Bloomin’ Brands, Inc	6,586
107,983		Bob Evans Farms, Inc	6,184
224,043	*	Boyd Gaming Corp	3,170
64,995	*	Bravo Brio Restaurant Group, Inc	981
73,663	*,e	Bridgepoint Education, Inc	1,329
55,357	*	Bright Horizons Family Solutions	1,983
393,337		Brinker International, Inc	15,942
63,122	*	Buffalo Wild Wings, Inc	7,020
341,440	e	Burger King Worldwide, Inc	6,665
127,267	*,e	Caesars Entertainment Corp	2,508
802,000		Cafe de Coral Holdings Ltd	2,488
83,459	*	Capella Education Co	4,720
197,125	*	Career Education Corp	544
3,367,872		Carnival Corp	109,927
92,181		Carnival plc	3,123
48,036		Carriage Services, Inc	932
96,100	*	Carrols Restaurant Group, Inc	586
87,728		CBRL Group, Inc	9,057
59,029		CEC Entertainment, Inc	2,707
1,301,300		Central Plaza Hotel PCL	1,595
3,174,040	m	Century City International	229
195,390		Cheesecake Factory	8,587
4,480,000		China Travel International Inv HK	879
151,597	*	Chipotle Mexican Grill, Inc (Class A)	64,990
16,550	e	Choice Hotels International, Inc	715
44,398		Churchill Downs, Inc	3,841
533,774	*	Chuy’s Holdings, Inc	19,157
19,427		Cie des Alpes	412
66,425	e	City Lodge Hotels Ltd	805
25,536	*	Club Mediterranee S.A.	602
70,000	e	Colowide Co Ltd	718
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
595,938		Compass Group plc	$8,198
120,525	e	Consumers’ Waterheater Income Fund	1,137
329,665	*,e	Corinthian Colleges, Inc	722
27,597	e	Corporate Travel Management Lt	122
63,279		Cox & Kings India Ltd	90
2,888		Credu Corp	141
187,032		Crown Ltd	2,716
19,600		Daisyo Corp	266
102,133	e	Darden Restaurants, Inc	4,728
440,520	*	Del Frisco’s Restaurant Group, Inc	8,885
527,069	*,e	Denny’s Corp	3,226
121,593	e	DeVry, Inc	3,716
58,565	*	Diamond Resorts International, Inc	1,102
87,968	*	Dignity plc	2,063
76,263		DineEquity, Inc	5,262
35,277	*,e	Diversified Restaurant Holdings, Inc	231
228,520		Domino’s Pizza UK & IRL plc	2,161
196,127		Domino’s Pizza, Inc	13,327
95,000		Doutor Nichires Holdings Co Ltd	1,667
239,459		Dunkin Brands Group, Inc	10,838
3,535,400	e	Dynam Japan Holdings Co Ltd	7,585
2,827,988		Echo Entertainment Group Ltd	7,328
85,127	*,e	Education Management Corp	776
67,227		EIH Ltd	58
27,000		Einstein Noah Restaurant Group, Inc	468
1,135,000		Emperor Entertainment Hotel Ltd	514
1,950,848		Enjoy S.A.	277
733,717	*	Enterprise Inns plc	1,715
266,500		Estacio Participacoes S.A.	2,071
31,247	*	Euro Disney SCA	201
98,624		Famous Brands Ltd	982
94,419	*	Fiesta Restaurant Group, Inc	3,556
367,633		First Hotel	233
159,877		Flight Centre Ltd	7,210
35,037		Formosa International Hotels Corp	394
69,000		Fortuna Entertainment Group NV	374
69,000	e	Fujita Kanko, Inc	318
3,381,473	*	Galaxy Entertainment Group Ltd	23,762
4,669,405		Genting BHD	14,900
23,807,000	*,e	Genting Hong Kong Ltd	9,768
63,122,428	e	Genting International plc	72,370
365,000		Gourmet Master Co Ltd	2,617
151,613	*	Grand Canyon Education, Inc	6,107
53,500		Grand Korea Leisure Co Ltd	1,722
71,257	*	Great Canadian Gaming Corp	791
324,915		Greene King plc	4,214
663,000	e	GuocoLeisure Ltd	431
815,360		H&R Block, Inc	21,737
12,020		Hana Tour Service, Inc	767
227,156		Hillenbrand, Inc	6,217
26,500		Hiramatsu Inc	180
386,997		HIS Co Ltd	22,675

50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
456,000		Hotel Properties Ltd	$1,120
48,006		Hotel Shilla Co Ltd	2,881
254,050		Huangshan Tourism Development Co Ltd	313
306,448	*	Hyatt Hotels Corp	13,165
7,700		Ichibanya Co Ltd	322
23,767	*	Ignite Restaurant Group, Inc	369
245,919		Indian Hotels Co Ltd	188
65,501		InterContinental Hotels Group plc	1,912
957,663		International Game Technology	18,129
72,000		International Meal Co Holdings S.A.	650
114,519		International Speedway Corp (Class A)	3,699
606,683		Interval Leisure Group, Inc	14,336
154,029		Intralot S.A.-Integrated Lottery Systems & Services	342
131,210	e	Invocare Ltd	1,374
84,486	*	Isle of Capri Casinos, Inc	639
85,333	*,e	ITT Educational Services, Inc	2,645
269,189	*	Jack in the Box, Inc	10,768
54,809	*	Jamba, Inc	733
400,170		Jollibee Foods Corp	1,550
54,500	*,e	JP-Holdings Inc/Japan	288
15,464	*,e	JTH Holding, Inc	293
70,914	*	Jubilant Foodworks Ltd	1,311
88,050	*,e	K12, Inc	2,719
108,890		Kangwon Land, Inc	2,887
15,650	e	Kappa Create Co Ltd	300
23,300	e	Kisoji Co Ltd	441
9,600	e	Koshidaka Holdings Co Ltd	319
805,000		Kosmopolito Hotels International Ltd	175
327,797	*	Krispy Kreme Doughnuts, Inc	6,340
232,900	*	Kroton Educacional S.A.	3,311
4,017		Kuoni Reisen Holding	1,647
36,200	e	Kura Corp	602
16,400		Kyoritsu Maintenance Co Ltd	674
2,255,940	e	Ladbrokes plc	6,177
356,500	*	Landmarks BHD	128
4,437,030		Las Vegas Sands Corp	294,708
139,891	*	Leofoo Development Co	63
154,380	*,e	Life Time Fitness, Inc	7,946
235,413	*	LifeLock, Inc	3,491
81,477		Lincoln Educational Services Corp	376
458,091		Lottomatica S.p.A.	13,108
81,055	*	Luby’s, Inc	582
3,800,000	*	Macau Legend Development Ltd	1,617
50,837	e	Mac-Gray Corp	740
1,192,875	e	Macquarie Leisure Trust Group	2,061
76,281		Marcus Corp	1,108
799,143		Marriott International, Inc (Class A)	33,612
117,361	*	Marriott Vacations Worldwide Corp	5,164
726,257		Marston’s plc	1,775
8,700	e	Matsuya Foods Co Ltd	138
99,524		Matthews International Corp (Class A)	3,790
2,132,506		McDonald’s Corp	205,168
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,864	e	McDonald’s Holdings Co Japan Ltd	$272
7,858		MegaStudy Co Ltd	555
15,400	e	Meiko Network Japan Co Ltd	195
6,701,600	*	Melco Crown Philippines Resorts Corp	1,693
1,083,000	e	Melco International Development	2,911
97,454	*	Melco PBL Entertainment Macau Ltd (ADR)	3,102
3,917,600		MGM China Holdings Ltd	13,030
390,047	*	MGM Mirage	7,973
213,080		Millennium & Copthorne Hotels plc	1,914
5,056,490		Minor International PCL (Foreign)	3,917
274,500	*	Mitchells & Butlers plc	1,825
9,783		Modetour Network, Inc	220
29,043	*	Monarch Casino & Resort, Inc	551
98,274	*	Morgans Hotel Group Co	756
32,000		MOS Food Services, Inc	631
205,143	*	Multimedia Games, Inc	7,088
2,596,000		NagaCorp Ltd	2,190
9,232	*,e	Nathan’s Famous, Inc	487
244,709		Navitas Ltd	1,419
52,771		NET Holding AS	62
105,012	*	NH Hoteles S.A.	542
35,503	*,e	Noodles & Co	1,515
60,346	*,e	Norwegian Cruise Line Holdings Ltd	1,862
14,300	e	Ohsho Food Service Corp	479
45,476		OPAP S.A.	508
17,637	*	Orascom Development Holding AG.	172
126,881	e	Oriental Land Co Ltd	20,982
1,928,631	*	Orient-Express Hotels Ltd (Class A)	25,034
121,916	*,e	Outerwall, Inc	6,095
406,000	e	Overseas Union Enterprise Ltd	829
43,600		Pacific Golf Group International Holdings KK	428
146,648		Paddy Power plc	11,755
506,436	m	Paliburg Holdings Ltd	163
187,378	*	Panera Bread Co (Class A)	29,705
94,216		Papa John’s International, Inc	6,584
52,500		Paradise Co Ltd	1,197
822,625		PartyGaming plc	1,624
2,683,508	*	Penn National Gaming, Inc	148,559
657,720		Philweb Corp	168
196,960	*	Pinnacle Entertainment, Inc	4,934
22,100		Plenus Co Ltd	426
952,398	e	Raffles Education Corp Ltd	224
48,000	*	Red Robin Gourmet Burgers, Inc	3,413
1,035,000	m	Regal Hotels International Holdings Ltd	544
186,023		Regis Corp	2,731
3,149,500		Resorts World BHD	4,080
39,400		Resorttrust, Inc	1,416
456,175		Restaurant Group plc	3,928
9,050,000	e	Rexcapital Financial Holdings Ltd	712
100,634	*	Rezidor Hotel Group AB	617
19,200	e	Ringer Hut Co Ltd	276
23,344	e	Riso Kyoiku Co Ltd	183
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,200		Round One Corp	$435
606,249		Royal Caribbean Cruises Ltd	23,207
70,300		Royal Holdings Co Ltd	1,120
236,010	*	Ruby Tuesday, Inc	1,770
180,146		Ruth’s Chris Steak House, Inc	2,137
34,500	e	Saizeriya Co Ltd	463
5,469,179		Sands China Ltd	33,857
317,245	*	Scientific Games Corp (Class A)	5,130
68,517		SeaWorld Entertainment, Inc	2,030
1,002,171		Service Corp International	18,660
224,984		Shanghai Jinjiang International Hotels Development Co Ltd	320
2,168,000		Shanghai Jinjiang International Hotels Group Co Ltd	389
107,249		Shanghai Jinjiang International Travel Co Ltd	171
1,217,229		Shangri-La Asia Ltd	2,017
268,050	*	SHFL Entertainment, Inc	6,165
2,859		Shinsegae Food Co Ltd	255
902,595		Six Flags Entertainment Corp	30,499
4,467,613		SJM Holdings Ltd	12,589
31,314		SkiStar AB (Series B)	402
283,752		Sky City Entertainment Group Ltd	945
30,012	*	SM Culture & Contents Co Ltd	80
17,121		Sodexho Alliance S.A.	1,597
59,158	e	Sol Melia S.A.	586
335,016	*	Sonic Corp	5,947
228,719		Sotheby’s (Class A)	11,237
45,860	e	Speedway Motorsports, Inc	821
1,012,112		Spirit Pub Co plc	1,172
8,200		St Marc Holdings Co Ltd	415
674,000		Stamford Land Corp Ltd	301
97,600		Starbucks Coffee Japan Ltd	1,172
3,783,007		Starbucks Corp	291,178
822,344		Starwood Hotels & Resorts Worldwide, Inc	54,645
6,412	*,e	Steak N Shake Co	2,646
60,562	*	Steiner Leisure Ltd	3,539
240,773	e	Stewart Enterprises, Inc (Class A)	3,164
36,071	e	Strayer Education, Inc	1,498
160,417		Sun International Ltd	1,561
1,506,300		Ta Enterprise BHD	319
122,357		Tabcorp Holdings Ltd	375
234,171		Tattersall’s Ltd	677
207,507		Texas Roadhouse, Inc (Class A)	5,453
1,924,332	*	Thomas Cook Group plc	4,783
229,962	e	Tim Hortons, Inc (Toronto)	13,337
6,502	*	Tipp24 SE	423
219,000		Tokyo Dome Corp	1,721
169,000		Tokyotokeiba Co Ltd	822
18,100	e	Toridoll.corp	179
93,712		Town Sports International Holdings, Inc	1,216
444,000		Tsui Wah Holdings Ltd	267
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
402,470	*,e	TUI AG.	$5,141
827,002		TUI Travel plc	4,922
36,549		Unibet Group plc (ADR)	1,467
95,671	e	Universal Technical Institute, Inc	1,160
119,032		Vail Resorts, Inc	8,258
23,700	e	Watami Co Ltd	399
59,377	e	Weight Watchers International, Inc	2,219
170,808	e	Wendy’s	1,448
221,696		Wetherspoon (J.D.) plc	2,622
542,924		Whitbread plc	26,043
2,000,041		William Hill plc	13,041
178,673	*	WMS Industries, Inc	4,637
74,000		Wowprime Corp	1,156
771,380		Wyndham Worldwide Corp	47,031
9,534,690	e	Wynn Macau Ltd	32,591
126,506		Wynn Resorts Ltd	19,989
325,000		YBM Sisa.com, Inc	1,329
50,000	e	Yomiuri Land Co Ltd	466
57,100	e	Yoshinoya D&C Co Ltd	669
1,451,159		Yum! Brands, Inc	103,598
78,600	e	Zensho Co Ltd	912
		TOTAL CONSUMER SERVICES	2,618,607

DIVERSIFIED FINANCIALS - 5.5%
428,752		3i Group plc	2,523
69,010	e	ABC Arbitrage	481
2,502,727		Aberdeen Asset Management plc	15,328
31,916		Ackermans & Van Haaren	3,269
265,780	*	Acom Co Ltd	1,005
292,806		Administradora de Fondos de Pensiones Provida S.A.	1,781
161,690	e	Aeon Credit Service Co Ltd	5,093
20,000		Aeon Credit Service M BHD	100
783,520	*	Affiliated Managers Group, Inc	143,102
730,825		AFP Habitat S.A.	1,197
791,533	e	African Bank Investments Ltd	1,317
147,869	e	AGF Management Ltd	1,830
394,100	*	Aiful Corp	2,017
38,389		Aker ASA (A Shares)	1,168
68,925	e	Alaris Royalty Corp	2,396
65,035		Altamir Amboise	858
781,398	*	American Capital Ltd	10,744
3,321,346		American Express Co	250,828
1,721,002		Ameriprise Financial, Inc	156,749
1,757,805		AMMB Holdings BHD	3,999
889,249		Apollo Investment Corp	7,247
377,245		Apollo Management LP	10,661
615,649		ARA Asset Management Ltd	803
523,599		Ares Capital Corp	9,053
36,925		Artisan Partners Asset Management, Inc	1,933
935,351		Ashmore Group plc	5,904
12,981	*,m	Asia Pacific Investment Partners Limited	92
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,033,000		Asian Pay Television Trust	$2,620
422,000	*,e	Asiasons Capital Ltd	911
61,180		Aurelius AG.	1,984
215,621		Australian Stock Exchange Ltd	6,943
25,577	e	Avanza AB	767
283,907		Ayala Corp	3,947
2,215	*,m	Ayala Corp Preferred	0	^
356,351		Azimut Holding S.p.A.	8,150
5,332		Bajaj Auto Finance Ltd	99
197,285		Banca Generali S.p.A	4,462
57,943		Banca IFIS S.p.A.	776
319,925		Banca Profilo S.p.A.	101
45,309,596		Bank of America Corp	625,272
1,964,458		Bank of New York Mellon Corp	59,307
589,183		BGC Partners, Inc (Class A)	3,329
60,986		BinckBank NV	559
292,250	e	BlackRock Kelso Capital Corp	2,773
176,294		BlackRock, Inc	47,709
1,665,851		Blackstone Group LP	41,463
2,278,811		BM&F Bovespa S.A.	12,729
17,844,073		Bolsa de Valores de Colombia	218
32,890		Bolsa de Valores de Lima S.A.	123
612,700	e	Bolsa Mexicana de Valores S.A. de C.V.	1,473
90,280	e	Bolsas y Mercados Espanoles	2,864
31,677	*	Boursorama	315
989,005	*	Brait S.A.	4,211
401,846		Brewin Dolphin Holdings plc	1,760
192,560	e	BT Investment Management Ltd	775
85,021		Bure Equity AB	325
183,700		Bursa Malaysia BHD	417
102,100		Calamos Asset Management, Inc (Class A)	1,020
5,804	e	California First National Bancorp	99
189,382	e	Canaccord Financial, Inc	1,219
890,711		Capital One Financial Corp	61,227
1,434,407		Capital Securities Corp	493
56,206		Capital Southwest Corp	1,923
115,595	e	Cash America International, Inc	5,234
215,165		CBOE Holdings, Inc	9,732
77,401	e	Century Leasing System, Inc	2,437
234,907		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	2,489
941,070		Chailease Holding Co Ltd	2,208
1,563,303		Challenger Financial Services Group Ltd	8,029
1,852,114		Charles Schwab Corp	39,154
1,130,000		China Bills Finance Corp	438
1,233,200		China Everbright Ltd	1,610
4,210,000	*,e	China Financial International Investments Ltd	174
3,700,000	*	China Galaxy Securities Co Ltd	2,456
144,665	e	China Merchants China Direct Investments Ltd	200
3,236		Cholamandalam DBS Finance Ltd	12
227,193		CI Financial Corp	6,868
731,895	*	Citadel Capital Corp	342
1,705,700	e	CITIC Securities Co Ltd	3,427
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,324,728		Citigroup, Inc	$840,423
208,481		Close Brothers Group plc	3,944
275,305		CME Group, Inc	20,340
61,080	e	Cohen & Steers, Inc	2,157
3,749,400	e	Compartamos SAB de C.V.	7,001
961,275	*	Concord Securities Corp	254
61,146	*	Consumer Portfolio Services, Inc	363
683,756		Coronation Fund Managers Ltd	4,668
26,331		Corp Financiera Alba	1,459
90,186		Corp Financiera Colombiana S.A.	1,853
392,621	*	Cowen Group, Inc	1,355
39,340	*	Credit Acceptance Corp	4,359
1,953,600		Credit China Holdings Ltd	174
76,468		Credit Saison Co Ltd	2,082
3,375,423		Credit Suisse Group	103,227
874,700	*	Credito Real SAB de C.V.	1,396
187,631		Daewoo Securities Co Ltd	1,717
64,400		Daishin Securities Co Ltd	554
42,120		Daishin Securities Co Ltd PF	236
3,663,135	*	Daiwa Securities Group, Inc	33,059
130,557	*	DeA Capital S.p.A.	238
18,353	e	Deerfield Capital Corp	145
1,603,973		Deutsche Bank AG.	73,624
24,581	*	Deutsche Beteiligungs AG.	636
163,782		Deutsche Boerse AG.	12,326
12,085	e	Diamond Hill Investment Group, Inc	1,292
3,959,250		Discover Financial Services	200,100
160,359	*	Dollar Financial Corp	1,762
53,250		Dongbu Securities Co Ltd	182
51,113	*	Dundee Corp	949
575,382	*	E*Trade Financial Corp	9,494
41,398		East Capital Explorer AB	301
453,468		Eaton Vance Corp	17,608
105,492		Edelweiss Capital Ltd	50
9,669		EFG Financial Products Holding AG.	867
66,059		EFG International	926
290,785		Egypt Kuwait Holding Co	250
1,166,104	*	Egyptian Financial Group-Hermes Holding	1,256
162,000	*	Element Financial Corp	2,045
85,720	*,e	Encore Capital Group, Inc	3,931
46,965		Eurazeo	3,017
169,760		Evercore Partners, Inc (Class A)	8,357
289,260		Exor S.p.A.	10,884
209,704	*	Ezcorp, Inc (Class A)	3,540
595,348		F&C Asset Management plc	946
1,989,200	e	Far East Horizon Ltd	1,313
34,803	*	FBR & Co	933
101,558	e	Federated Investors, Inc (Class B)	2,758
51,788	e	Fidus Investment Corp	1,005
488,209	*	Fifth Street Finance Corp	5,024
268,264		Financial Engines, Inc	15,946
31,000	e	Financial Products Group Co Ltd	357
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,054	*	First Cash Financial Services, Inc	$5,856
296,319	*,e	First Marblehead Corp	243
2,902,785		First Pacific Co	3,208
34,049	*,e	Firsthand Technology Value Fund, Inc	834
7,690,577		FirstRand Ltd	25,651
256,583		FlexiGroup Ltd	1,039
133,250		Fonterra Shareholders’ Fund	783
500,907		Franklin Resources, Inc	25,321
63,709	e	Friedman Billings Ramsey Group, Inc (Class A)	1,515
15,474,834		Fubon Financial Holding Co Ltd	21,417
12,801,634		Fuhwa Financial Holdings Co Ltd	6,561
41,200		Fuyo General Lease Co Ltd	1,552
121,924	e	FXCM, Inc	2,408
34,698		Gain Capital Holdings, Inc	437
19,725	e	GAMCO Investors, Inc (Class A)	1,498
19,828	e	Garrison Capital, Inc	293
11,700	e	GCA Savvian Group Corp	118
4,412,000		Get Nice Holdings Ltd	185
277,809		GFI Group, Inc	1,097
28,146		Gimv NV	1,389
96,628		Gladstone Capital Corp	844
101,890		Gladstone Investment Corp	718
53,795		Gluskin Sheff + Associates, Inc	991
119,831		GMP Capital, Inc	747
2,595,435		Goldman Sachs Group, Inc	410,624
135,921	e	Golub Capital BDC, Inc	2,357
115,146	*	Green Dot Corp	3,032
94,065		Greenhill & Co, Inc	4,692
78,176		Groupe Bruxelles Lambert S.A.	6,655
883	*,m	Groupe Bruxelles Lambert S.A. (Strip VVPR)	0	^
12,109	*	Grupo de Inversiones Suramericana S.A.	245
72,474	*,e	GSV Capital Corp	1,074
194,900		GT Capital Holdings, Inc	3,397
568,000		Guotai Junan International Hol	229
1,319,981		Haci Omer Sabanci Holding AS	6,378
3,411,600	e	Haitong Securities Co Ltd	5,099
6,863		Hankook Tire Worldwide Co Ltd	162
48,308	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	551
84,290		Hanwha Securities Co	283
206,896		Hargreaves Lansdown plc	3,280
78,863		Hellenic Exchanges S.A.	678
2,414,477		Henderson Group plc	7,371
243,288	e	Hercules Technology Growth Capital, Inc	3,710
209,694		HFF, Inc (Class A)	5,253
179,100		Hitachi Capital Corp	4,328
8,930		HMC Investment Securities Co Ltd	91
905,286	e	Hong Kong Exchanges and Clearing Ltd	14,525
33,366	e	Horizon Technology Finance Corp	444
112,767		Hyundai Securities Co	702
23,800		IBJ Leasing Co Ltd	622
137,512		ICAP plc	832
102,700	e	Ichiyoshi Securities Co Ltd	1,519
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,922,586		IFCI Ltd	$668
537,244		IG Group Holdings plc	5,034
202,234	e	IGM Financial, Inc	9,436
105,440	*,e	IMF Australia Ltd	185
68,224	*,e	Imperial Holdings, Inc	432
167,436		India Infoline Ltd	126
365,437		Indiabulls Housing Finance Ltd	1,067
18,736		Indiabulls Securities Ltd	3
205,470		Industrivarden AB	3,782
128,704		Infrastructure Development Finance Co Ltd	181
15,949,389	*	ING Groep NV	180,977
581,000	*,e	ING Groep NV (ADR)	6,594
268,557		ING US, Inc	7,845
93,890		Interactive Brokers Group, Inc (Class A)	1,762
179,983	*,m	Interbolsa S.A.	0	^
528,531	*,e	IntercontinentalExchange, Inc	95,886
555,777		Intermediate Capital Group plc	4,014
58,856	*	International Assets Holding Corp	1,204
482,344		International Personal Finance plc	4,766
148,165	*	Internet Capital Group, Inc	2,102
94,596		Inversiones La Construccion S.A.	1,425
636,227		Invesco Ltd	20,296
268,464		Investec Ltd	1,761
160,016		Investec plc	1,036
188,920	*	Investment Technology Group, Inc	2,970
616,847		Investor AB (B Shares)	18,707
284,728		IOOF Holdings Ltd	2,211
14,984	*	Is Finansal Kiralama AS.	7
180,117		Is Yatirim Menkul Degerler AS	127
47,319	*,e	iShares China Large-Cap ETF	1,755
584,779	e	iShares MSCI Canada Index Fund	16,555
601,352		iShares MSCI EAFE Index Fund	38,360
271,749	e	iShares MSCI Emerging Markets	11,079
94,727	e	iShares Russell 2000 Index Fund	10,100
87,600	e	J Trust Co Ltd	1,580
170,000		Jaccs Co Ltd	856
149,217	*	Jafco Co Ltd	7,186
589,266	e	Janus Capital Group, Inc	5,015
1,773,000	*	Japan Asia Investment Co Ltd	1,744
1,266,500	e	Japan Securities Finance Co Ltd	9,553
2,324,930		Jih Sun Financial Holdings Co Ltd	661
54,833		JMP Group, Inc	339
14,335,127		JPMorgan Chase & Co	740,983
190,218		JSE Ltd	1,629
159,802		Julius Baer Group Ltd	7,462
283,971		Julius Baer Holding AG.	5,135
779,846		Jupiter Investment Management Group Ltd	4,625
846,000		K1 Ventures Ltd	142
93,800		kabu.com Securities Co Ltd	519
9,920,000	*	Kai Yuan Holdings Ltd	248
41,429	*	KBC Ancora	1,104
112,634	e	KCAP Financial, Inc	1,011
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
186,239	*	KCG Holdings, Inc	$1,615
524,884		Kinnevik Investment AB (Series B)	18,171
20,933		KIWOOM Securities Co Ltd	1,011
275,000		KKR Financial Holdings LLC	2,841
46,300		Korea Investment Holdings Co Ltd	1,784
230,000	*,e	Kosei Securities Co Ltd	663
471,899		Kotak Mahindra Bank Ltd	5,115
48,900		Krungthai Card Pcl	57
82,410	*	KTB Securities Co Ltd	184
47,580		Kyobo Securities Co	208
75,800	*,e	Kyokuto Securities Co Ltd	1,350
337,318	*	Ladenburg Thalmann Financial Services, Inc	611
265,122		Lazard Ltd (Class A)	9,550
749,544	e	Legg Mason, Inc	25,065
585,890		Leucadia National Corp	15,960
274,624		London Stock Exchange Group plc	6,832
123,802		LPL Financial Holdings, Inc	4,743
49,072		Lundbergs AB (B Shares)	2,043
327,112		Macquarie Group Ltd	14,655
23,174		Mahindra & Mahindra Financial Services Ltd	95
159,339	e	Main Street Capital Corp	4,769
14,586,013		Man Group plc	19,793
797,636		Manappuram General Finance & Leasing Ltd	185
64,618		Manning & Napier, Inc	1,078
863,086	*	Marfin Investment Group S.A	441
193,814		MarketAxess Holdings, Inc	11,637
32,761		Marlin Business Services Corp	818
171,400		Marusan Securities Co Ltd	1,442
1,973,000		Masterlink Securities Corp	639
132,700	e	Matsui Securities Co Ltd	1,473
195,450		Maybank Kim Eng Securities Thailand PCL	142
292,820		MCG Capital Corp	1,476
74,424	e	Medallion Financial Corp	1,107
5,468,525		Mediobanca S.p.A.	38,206
127,294		Medley Capital Corp	1,755
212,004		Meritz finance Holdings Co Ltd	991
619,540		Meritz Securities Co Ltd	888
25,234,400		Metro Pacific Investments Corp	2,613
63,251		Mirae Asset Securities Co Ltd	2,164
330,000	*	Mito Securities Co Ltd	1,788
756,160		Mitsubishi UFJ Lease & Finance Co Ltd	4,020
67,199		MLP AG.	430
1,089,800	e	Monex Beans Holdings, Inc	4,613
1,195,548		Moody’s Corp	84,083
6,493,626		Morgan Stanley	175,003
249,765	*	MSCI, Inc (Class A)	10,056
1,531,700	*	Mulpha International BHD	197
23,858		Multi Commodity Exchange of India Ltd	145
1,066,600		Multi-Purpose Holdings BHD	1,070
118,925		MVC Capital, Inc	1,553
1,076,424	*	Narodowy Fundusz Inwestycyjny Midas S.A.	262
130,268		NASDAQ Stock Market, Inc	4,180
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,794		Nelnet, Inc (Class A)	$3,491
150,999	e	New Mountain Finance Corp	2,176
99,734	*	NewStar Financial, Inc	1,822
86,053		NGP Capital Resources Co	639
76,683		NH Investment & Securities Co Ltd	342
4,010		NICE Holdings Co Ltd	49
40,312	e	Nicholas Financial, Inc	657
3,077,672	*	Nomura Holdings, Inc	24,073
85,170	e	Nordnet AB (Series B)	321
491,842		Northern Trust Corp	26,751
212,206		NYSE Euronext	8,908
4,867,866	e	NZX Ltd	5,133
36,341		Oaktree Capital Group LLC	1,902
1,074,638		Okasan Holdings, Inc	9,940
268,577		OKO Bank (Class A)	4,476
97,644		Onex Corp	5,128
40,528		Oppenheimer Holdings, Inc	720
20,325	*	Oresund Investment AB	387
351,000	*,e	Orient Corp	973
4,284,600	*	ORIX Corp	70,044
234,500	e	Osaka Securities Exchange Co Ltd	5,214
820,575		OSK Holdings BHD	415
10,696		Pargesa Holding S.A.	802
16,002		Partners Group	3,928
1,239,600	*	Pearl Oriental Innovation Ltd	54
54,754	e	PennantPark Floating Rate Capital Ltd	755
262,507		PennantPark Investment Corp	2,956
517,000	*,m	Peregrine Investment Holdings	0	^
119,608		Perpetual Trustees Australia Ltd	4,378
275,612	*,e	PHH Corp	6,543
60,290		Philippine Stock Exchange, Inc	497
101,038	*	Pico Holdings, Inc	2,188
378,585	*	Pioneers Holding	240
69,487	*	Piper Jaffray Cos	2,383
356,577		Platinum Asset Mangement Ltd	1,831
60,500	*,e	Pocket Card Co Ltd	520
309,789	*,e	Portfolio Recovery Associates, Inc	18,569
517,272		Power Finance Corp Ltd	1,082
105,000	*	PowerShares QQQ Trust Series	8,279
1,686,509		President Securities Corp	947
1,027,436	e	Prospect Capital Corp	11,487
294,203		Provident Financial plc	7,913
1,889,000		PT Clipan Finance Indonesia Tbk	64
43,267	e	Pzena Investment Management, Inc (Class A)	293
74,825		Rathbone Brothers	1,878
87,241	e	Ratos AB (B Shares)	812
626,946		Raymond James Financial, Inc	26,125
2,324	*	RCS Capital Corp (Class A)	39
21,723	*	Regional Management Corp	691
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
322,221		Reliance Capital Ltd	$1,625
850,623		Remgro Ltd	16,435
38,266		Resource America, Inc (Class A)	307
99,247	*	RHJ International	521
17,700		Ricoh Leasing Co Ltd	495
841,525		RMB Holdings Ltd	3,869
577,383		Rural Electrification Corp Ltd	1,736
83,471	*	Safeguard Scientifics, Inc	1,310
88,619		Samsung Card Co	3,299
71,791		Samsung Securities Co Ltd	3,142
244,200	*	Sawada Holdings Co Ltd	2,250
435,727		SBI Holdings, Inc	5,655
133,959		Schroders plc	5,585
26,309		SE Investments Ltd	166
510,296		SEI Investments Co	15,773
5	*,m	SFCG Co Ltd	0	^
199,739		Shriram Transport Finance Co Ltd	1,834
12,100	*	Silvercrest Asset Management Group, Inc	165
2,088,356	e	Singapore Exchange Ltd	12,097
126,570		SK Securities Co Ltd	99
80,955	*	SKS Microfinance Pvt Ltd	166
1,786,776		SLM Corp	44,491
768,475	*,e,m	SNS Reaal	10
177,857		Solar Capital Ltd	3,943
47,318		Solar Senior Capital Ltd	856
124,900	*	Sparx Group Co Ltd	333
55,412	e	SPDR S&P MidCap 400 ETF Trust	12,541
722,596		SPDR Trust Series 1	121,468
185,087		Sprott, Inc	503
409,246		SREI Infrastructure Finance Ltd	116
3,930,911		State Street Corp	258,457
48,263	e	Stellus Capital Investment Corp	723
260,388	*	Stifel Financial Corp	10,733
5,354		Sundaram Finance Ltd	43
557,181		Suramericana de Inversiones S.A.	11,142
11,691		Swissquote Group Holding S.A.	446
118,880	*	SWS Group, Inc	663
306,396		T Rowe Price Group, Inc	22,039
1,199,505		Tai Fook Securities Group Ltd	581
416,000		Taiwan Acceptance Corp	1,060
170,000		Takagi Securities Co Ltd	724
102,074	e	TCP Capital Corp	1,656
410,643		TD Ameritrade Holding Corp	10,751
239,511		Tetragon Financial Group Ltd	2,402
121,354		THL Credit, Inc	1,896
208,081	e	TICC Capital Corp	2,029
24,300		TMX Group Ltd	1,156
475,580		Tokai Tokyo Securities Co Ltd	3,990
61,642		Tong Yang Investment Bank	141
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
305,000	*,e	Toyo Securities Co Ltd	$1,107
125,333		Transpac Industrial Holdings Ltd	170
108,794	e	Triangle Capital Corp	3,195
257,155		Tullett Prebon plc	1,441
8,041,047		UBS AG. (Switzerland)	164,805
957,565	e	UOB-Kay Hian Holdings Ltd	1,278
142,337	*,e	Uranium Participation Corp	681
897,000		Value Partners Group Ltd	543
31,095	*	Virtus Investment Partners, Inc	5,057
30,606		Vontobel Holding AG.	1,192
215,779		Vostok Nafta Investment Ltd (ADR)	1,393
165,763		Waddell & Reed Financial, Inc (Class A)	8,533
146,161	*	Walter Investment Management Corp	5,779
70,148		Warsaw Stock Exchange	855
3,328,611		Waterland Financial Holdings	1,138
45,539		Wendel	6,175
26,731		Westwood Holdings Group, Inc	1,284
23,888	e	WhiteHorse Finance, Inc	361
600,684	*,e	WisdomTree Investments, Inc	6,974
115,000	*	WisdomTree Japan Hedged Equity Fund	5,512
16,707		Woori Financial Co Ltd	335
143,363		Woori Investment & Securities Co Ltd	1,546
31,162	*,e	World Acceptance Corp	2,802
618,554		Zeder Investments Ltd	276
37,100	*	Zenkoku Hosho Co Ltd	1,647
		TOTAL DIVERSIFIED FINANCIALS	6,462,303

ENERGY - 9.1%
84,501		Aban Offshore Ltd	290
274,986	*,e	Abraxas Petroleum Corp	707
680,591		Acergy S.A.	14,148
10,813		Adams Resources & Energy, Inc	600
17,938,227		Adaro Energy Tbk	1,394
218,307	*	Advantage Oil & Gas Ltd	839
9,282,609	*	Afren plc	20,765
22,804		Aker Kvaerner ASA	320
273,100		Alam Maritim Resources BHD	121
158,880		Alliance Holdings GP LP	9,514
102,206	e	Alon USA Energy, Inc	1,044
1,058,289	*	Alpha Natural Resources, Inc	6,307
152,745	e	AltaGas Income Trust	5,429
40,596		AMEC plc	705
2,054,149	*,e	Amerisur Resources plc	1,638
89,406	*,e	Amyris Biotechnologies, Inc	207
3,350,647		Anadarko Petroleum Corp	311,577
89,000	*	Angle Energy, Inc	241
226,350		Anglo Pacific Group plc	723
184,000		Anhui Tianda Oil Pipe Co Ltd	29
1,276,000	e	Anton Oilfield Services Group	847
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,300		AOC Holdings, Inc	$275
988,245		Apache Corp	84,139
28,703	*,e	APCO Argentina, Inc	409
126,527	*,e	Approach Resources, Inc	3,325
219,538	*,e	Aquila Resources Ltd	441
1,375,641	e	ARC Energy Trust	35,084
831,066	e	Arch Coal, Inc	3,416
256,739	*	Archer Ltd	241
718,731	*	Athabasca Oil Corp	5,477
58,343	*	Athlon Energy, Inc	1,908
228,686	*	Atwood Oceanics, Inc	12,587
513,536	*	Aurora Oil and Gas Ltd	1,602
649,234		Australian Worldwide Exploration Ltd	749
2,247,376		Baker Hughes, Inc	110,346
266,700		Bangchak Petroleum PCL	271
734,101	*	Bankers Petroleum Ltd	2,758
1,593,500		Banpu PCL	1,401
123,053	*,e	Basic Energy Services, Inc	1,555
111,090	e	Baytex Energy Trust	4,585
3,673,888		Beach Petroleum Ltd	4,582
144,000	*	Bellatrix Exploration Ltd	1,096
196,531	e	Berry Petroleum Co (Class A)	8,476
4,536,287		BG Group plc	86,596
454,874		Bharat Petroleum Corp Ltd	2,408
183,244	*,e	Bill Barrett Corp	4,601
117,699	*	Birchcliff Energy Ltd	803
362,400	*	BlackPearl Resources, Inc	661
34,646	e	Bolt Technology Corp	625
102,321	*,e	Bonanza Creek Energy, Inc	4,938
96,374	e	Bonavista Energy Trust	1,210
30,226	e	Bonterra Oil & Gas Ltd	1,648
53,546		Bourbon S.A.	1,398
661,238		Boustead Singapore Ltd	725
321,388	*	BowLeven plc	295
15,979,529		BP plc	112,030
1,462,914		BP plc (ADR)	61,486
423,970	*,e	BPZ Energy, Inc	827
237,344	*	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A.	416
3,857,000	*,e	Brightoil Petroleum Holdings Ltd	642
145,175		Bristow Group, Inc	10,563
2,101,700		Bumi Armada BHD	2,516
65,049	*	BUMI plc	231
274,423	*,e	Buru Energy Ltd	432
1,017,382	e	BW Offshore Ltd	1,379
182,053	*,e	C&J Energy Services, Inc	3,656
3,138,667		Cabot Oil & Gas Corp	117,135
799,704		Cairn Energy plc	3,391
1,246,536		Cairn India Ltd	6,353
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
395,419	*,e	Cal Dive International, Inc	$811
114,843		Calfrac Well Services Ltd	3,490
144,686	*	Callon Petroleum Co	791
118,535		Caltex Australia Ltd	2,048
325,034	*	Cam Finanziaria S.p.A.	364
353,357	e	Cameco Corp	6,374
797,775	*	Cameron International Corp	46,566
76,200	*,e	Canacol Energy Ltd	326
146,123	e	Canadian Energy Services & Technology Corp	2,433
1,993,828		Canadian Natural Resources Ltd (Canada)	62,657
1,300,637	e	Canadian Oil Sands Trust	25,203
172,959	e	Canyon Services Group, Inc	1,971
310,000		Capital Product Partners LP	2,790
73,335	e	CARBO Ceramics, Inc	7,268
138,020	*	Carrizo Oil & Gas, Inc	5,150
67,414		CAT Oil AG.	1,309
1,366,314	e	Cenovus Energy, Inc	40,784
677,973	e	Cenovus Energy, Inc (Toronto)	20,233
137,400	*	Cequence Energy Ltd	211
2,993,813	*	Cheniere Energy, Inc	102,209
2,254,527	e	Chesapeake Energy Corp	58,347
8,069,593		Chevron Corp	980,456
15,394,900	e	China Coal Energy Co	9,221
5,874,700		China Oilfield Services Ltd	14,743
972,000		China Qinfa Group Ltd	79
7,931,899		China Shenhua Energy Co Ltd	24,210
633,000		China Suntien Green Energy Cor	192
1,749,000	e	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	563
331,973		Cimarex Energy Co	32,002
28,609	*	Clayton Williams Energy, Inc	1,501
222,094	*,e	Clean Energy Fuels Corp	2,838
246,008	*	Cloud Peak Energy, Inc	3,609
42,954,000		CNOOC Ltd	87,020
1,090,861		Coal India Ltd	5,141
2,033,915	*	Cobalt International Energy, Inc	50,563
22,511	*	Compagnie Generale de Geophysique S.A.	519
194,203		Comstock Resources, Inc	3,090
1,260,369	*	Concho Resources, Inc	137,141
4,296,941		ConocoPhillips	298,680
677,890		Consol Energy, Inc	22,811
77,321		Contango Oil & Gas Co	2,842
437,734	*,e	Continental Resources, Inc	46,951
43,172	e	Core Laboratories NV	7,305
215,274		Cosan SA Industria e Comercio	4,149
77,173		Cosmo Oil Co Ltd	145
1,273,117	e	Crescent Point Energy Corp	48,203
126,728	*	Crew Energy, Inc	687
71,185	*,e	Crimson Exploration, Inc	214
56,152		CropEnergies AG.	475
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
172,663		Crosstex Energy, Inc	$3,607
107,620	e	CVR Energy, Inc	4,146
32,299	*	Dawson Geophysical Co	1,049
579,100		Dayang Enterprise Holdings BHD	844
113,500	*	Deep Sea Supply plc	217
90,300	*	DeeThree Exploration Ltd	801
18,562		Delek Group Ltd	6,058
194,984		Delek US Holdings, Inc	4,112
4,731,512	*	Denbury Resources, Inc	87,107
395,408	*,e	Denison Mines Corp	438
88,868	*,e	Det Norske Oljeselskap ASA	1,202
1,030,843	*	Devon Energy Corp	59,541
138,035	e	Diamond Offshore Drilling, Inc	8,602
136,428	*	Diamondback Energy, Inc	5,817
785,345	*,e	DNO International ASA	1,744
294,297	*	Dolphin Group AS.	284
1,574,710		Dragon Oil plc	14,837
173,667	*	Dresser-Rand Group, Inc	10,837
806,807	*,e	Drillsearch Energy Ltd	919
212,613	*	Dril-Quip, Inc	24,397
931,000	e	Dyna-Mac Holdings Ltd	301
7,397,436		Ecopetrol S.A.	16,997
33,693	e	Ecopetrol S.A. (ADR)	1,550
207,938	*,e	Electromagnetic GeoServices AS	261
134,416	*,e	Emerald Oil, Inc	966
648,164		Empresas COPEC S.A.	9,204
96,611		Enbridge Income Fund	2,212
754,965	e	Enbridge, Inc	31,531
568,746	e	EnCana Corp	9,828
174,088	*,e	Endeavour International Corp	931
161,518		Enerflex Ltd	2,178
123,906		Energen Corp	9,465
1,110,000		Energy Absolute PCL	238
769,200		Energy Earth PCL	124
1,003,961	*	Energy Resources of Australia Ltd	1,307
323,001	e	Energy XXI Bermuda Ltd	9,755
169,579	e	Enerplus Resources Fund	2,807
3,144,242	e	ENI S.p.A.	72,280
1,786,345	*	Enquest plc (London)	3,766
34,500		Ensco plc	1,854
276,793		Ensign Energy Services, Inc	4,740
1,463,137		EOG Resources, Inc	247,680
149,995	*	EPL Oil & Gas, Inc	5,566
144,798	e	Equal Energy Ltd	682
1,277,109		Equitable Resources, Inc	113,305
78,896	*,e	Era Group, Inc	2,144
150,226		ERG S.p.A.	1,514
411,996	*	Essar Energy plc	867
30,000		Esso Malaysia BHD	30
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,187		Esso SA Francaise	$328
1,545,400		Esso Thailand PCL	322
256,583	e	Etablissements Maurel et Prom	3,942
75,533		Eurasia Drilling Co Ltd (GDR)	3,009
30,174	*,e	Euronav NV	196
55,547	*	Evolution Petroleum Corp	625
2,237,908	e	EXCO Resources, Inc	15,083
74,262		Exmar NV	944
233,628	*	Exterran Holdings, Inc	6,441
15,081,871		Exxon Mobil Corp	1,297,644
2,350,000	e	Ezion Holdings Ltd	4,126
858,200	*,e	Ezra Holdings Ltd	784
190,854	*	Faroe Petroleum plc	380
1,261,833	*	FMC Technologies, Inc	69,931
463,006	*,e	Forest Oil Corp	2,824
1,606,680		Formosa Petrochemical Corp	4,217
140,189	*,e	Forum Energy Technologies, Inc	3,787
79,083	*,e	Frank’s International NV	2,367
124,345		Fred Olsen Energy ASA	5,520
113,813	e	Freehold Royalty Trust	2,628
169,205	*,e	Frontline Ltd	448
85,325		Fugro NV	5,202
176,648	*,e	FX Energy, Inc	608
188,329		Galp Energia SGPS S.A.	3,133
102,034		GasLog Ltd	1,523
254,242	*	Gastar Exploration Ltd	1,004
9,377,599		Gazprom OAO (ADR)	82,458
67,095	e	Gazpromneft OAO (ADR)	1,472
8,880,000	*,e	Genesis Energy Holdings Ltd	233
361,000	*,e	Geo Energy Resources Ltd	107
43,099	*,e	Geospace Technologies Corp	3,633
293,309	e	Gibson Energy, Inc	6,999
78,898	*	Global Geophysical Services, Inc	214
85,223	e	Golar LNG Ltd	3,210
127,591	*,e	Goodrich Petroleum Corp	3,099
47,943		Great Eastern Shipping Co Ltd	222
98,617	e	Green Plains Renewable Energy, Inc	1,583
109,829	*	Grupa Lotos S.A.	1,292
98,164		GS Holdings Corp	5,154
64,247		Gulf Island Fabrication, Inc	1,575
1,043,014	*,e	Gulf Keystone Petroleum Ltd	3,264
111,226		Gulfmark Offshore, Inc	5,660
194,833	*	Gulfport Energy Corp	12,536
899,733	*,e	Halcon Resources Corp	3,986
24,020		Hallador Petroleum Co	175
4,606,198		Halliburton Co	221,788
1,924		Hankook Shell Oil Co Ltd	740
68,974		Hargreaves Services plc	938
418,257	*	Helix Energy Solutions Group, Inc	10,611
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
89,198		Hellenic Petroleum S.A.	$941
441,081		Helmerich & Payne, Inc	30,413
619,624	*	Hercules Offshore, Inc	4,567
243,058	*	Heritage Oil Ltd	701
1,778,417		Hess Corp	137,543
190,900	*	Hibiscus Petroleum BHD	109
1,888,000	e	Hidili Industry International Development Ltd	322
592,000		Hilong Holding Ltd	345
45,851	*	Hoegh LNG Holdings Ltd	349
360,697		Holly Corp	15,189
1,549,000	e	Honghua Group Ltd	454
1,241,663	*,e	Horizon Oil Ltd	382
142,570	*	Hornbeck Offshore Services, Inc	8,189
400,800	*	HRT Participacoes em Petroleo S.A.	210
161,618		Hunting plc	2,083
1,164,141	e	Husky Energy, Inc	33,476
31,983	e	Idemitsu Kosan Co Ltd	2,772
696,171		Imperial Oil Ltd	30,569
3,002,746		Inner Mongolia Yitai Coal Co	6,022
1,410,400		Inpex Holdings, Inc	16,669
105,046	*,e	Iofina plc	294
537,643	*	ION Geophysical Corp	2,796
18,360,100		IRPC PCL	1,845
3,133	*,e	Isramco, Inc	388
364,700	*	Ithaca Energy, Inc	896
135,253		Itochu Enex Co Ltd	704
7,200	e	Japan Drilling Co Ltd	556
26,744		Japan Petroleum Exploration Co	1,152
788,018		John Wood Group plc	10,221
24,705	*	Jones Energy, Inc (Class A)	405
2,283,461		JX Holdings, Inc	11,867
59,000		Kanto Natural Gas Development Ltd	455
278,350	*	Karoon Gas Australia Ltd	1,336
67,955	*	Kelt Exploration Ltd	554
602,484	*	Key Energy Services, Inc	4,392
230,361	e	Keyera Facilities Income Fund	13,092
954,424		Kinder Morgan, Inc	33,949
145,546	*,e	KiOR, Inc (Class A)	410
92,895	e	Knightsbridge Tankers Ltd	945
1,722,637	*	KNM Group BHD	217
2,044,212	*,e	Kodiak Oil & Gas Corp	24,653
54,836		Koninklijke Vopak NV	3,143
234,505	*	Kosmos Energy LLC	2,411
316,170		Kumba Resources Ltd	5,175
215,106	e	Kvaerner ASA	354
126,918	*,e	L&L Energy, Inc	161
829,706	*	Laredo Petroleum Holdings, Inc	24,626
180,800	*	Legacy Oil & Gas, Inc	1,162
251,207	e	Lightstream Resources Ltd	1,810
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
700,737	*,e	Linc Energy Ltd	$952
58,600	e	Longview Oil Corp	366
66,939		Lubelski Wegiel Bogdanka S.A.	2,345
1,164,901	e	LUKOIL (ADR)	73,705
30,691	*	Lundin Petroleum AB	661
199,961		Magellan Midstream Partners LP	11,284
640,830	*,e	Magnum Hunter Resources Corp	3,954
3,269,681		Marathon Oil Corp	114,046
1,471,240		Marathon Petroleum Corp	94,630
222,505	*	Maridive & Oil Services SAE	238
1,116,072	*	Matador Resources Co	18,225
122,832	*	Matrix Service Co	2,410
212,613		Maurel & Prom Nigeria	886
152,731	*,e	Maverick Drilling & Exploration Ltd	47
456,664	*	McDermott International, Inc	3,393
73,346	*	MEG Energy Corp	2,531
134,224		Miclyn Express Offshore Ltd	263
121,397	*,e	Midstates Petroleum Co, Inc	623
3,850,000	e	MIE Holdings Corp	825
111,453	*,e	Miller Petroleum, Inc	809
52,585	*	Mitcham Industries, Inc	804
38,100		Modec, Inc	1,199
57,849		MOL Hungarian Oil and Gas plc	4,188
4,993,117	*	Mongolia Energy Co ltd	153
64,054		Motor Oil Hellas Corinth Refineries S.A.	680
216,867	e	Mullen Group Ltd	5,285
552,263		Murphy Oil Corp	33,313
1,474,720		Nabors Industries Ltd	23,684
48,350	*	Naphtha Israel Petroleum Corp Ltd	312
637,859		National Oilwell Varco, Inc	49,823
58,384	*	Natural Gas Services Group, Inc	1,566
326,038		Neste Oil Oyj	7,216
1,474,366		New Zealand Oil & Gas Ltd	980
233,677	*	Newfield Exploration Co	6,396
2,092,000	e	Newocean Energy Holdings Ltd	1,398
298,819	*	Newpark Resources, Inc	3,783
77,600	*,e	Niko Resources Ltd	285
60,000		Noble Corp	2,266
1,698,983		Noble Energy, Inc	113,849
260,969	e	Nordic American Tanker Shipping	2,150
257,127	*,e	Northern Oil And Gas, Inc	3,710
282,500	*,e	Norwegian Energy Co AS	117
216,195		NovaTek OAO (GDR)	28,537
538,719	*,e	Nuverra Environmental Solutions, Inc	1,234
140,779	*	NuVista Energy Ltd	917
299,767	*	Oasis Petroleum, Inc	14,728
3,788,364		Occidental Petroleum Corp	354,364
862,581		Oceaneering International, Inc	70,076
1,813,500	*	OGX Petroleo e Gas Participacoes S.A.	172
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
295,326		Oil India Ltd	$2,063
1,149,553	*	Oil Refineries Ltd	449
834,362		Oil Search Ltd	6,703
136,549	*	Oil States International, Inc	14,127
382,491		OMV AG.	18,887
1,390,164	*	Ophir Energy plc	7,493
453,259		Origin Energy Ltd	5,968
85,600	*	OSX Brasil S.A.	23
73,372		Pacific Rubiales Energy Corp	1,442
837,173		Pacific Rubiales Energy Corp (Toronto)	16,531
995,999	*,e	Paladin Resources Ltd	454
25,444		Panhandle Oil and Gas, Inc (Class A)	720
73,589	*	Paramount Resources Ltd (Class A)	2,570
237,451	*	Parex Resources, Inc	1,344
468,825	*	Parker Drilling Co	2,672
195,186	e	Parkland Income Fund	3,451
132,626		Pason Systems, Inc	2,924
262,009		Patterson-UTI Energy, Inc	5,602
5,780		Paz Oil Co Ltd	950
157,285	e	PBF Energy, Inc	3,531
140,676	*	PDC Energy, Inc	8,376
731,590		Peabody Energy Corp	12,620
619,868	e	Pembina Pipeline Income Fund	20,545
375,500	e	Pengrowth Energy Trust	2,209
298,135	*,e	Penn Virginia Corp	1,983
303,442	e	Penn West Energy Trust	3,367
480,300	*	Perdana Petroleum BHD	273
592,200	*	Perisai Petroleum Teknologi BHD	233
211,680		Petrofac Ltd	4,809
4,584,976		Petroleo Brasileiro S.A.	35,086
482,800		Petroleo Brasileiro S.A. (ADR)	7,479
7,332,531		Petroleo Brasileiro S.A. (Preference)	60,743
1,401,379		Petroleum Geo-Services ASA	17,323
263,211	e	Petrominerales Ltd	2,990
896,818		Petronas Dagangan BHD	7,979
194,941	*	Petroquest Energy, Inc	782
1,290,566	e	Peyto Energy Trust	38,139
48,236	*	PHI, Inc	1,819
132,300	*	Philex Petroleum Corp	29
2,693,078		Phillips 66	155,714
250,444	*	Pioneer Energy Services Corp	1,881
623,941		Pioneer Natural Resources Co	117,800
486,537	*,e	Polarcus Ltd	310
2,786,389		Polish Oil & Gas Co	5,463
385,842		Polski Koncern Naftowy Orlen S.A.	5,458
100,100	m	Poseidon Concepts Corp	1
296,400	e	Precision Drilling Trust	2,941
872,371		Premier Oil plc	4,590
312,899		ProSafe ASA	2,497
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,068,000	*	PT Benakat Petroleum Energy	$137
17,070,000	*	PT Bumi Resources Minerals Tbk	332
13,183,700		PT Bumi Resources Tbk	519
7,693,000	*	PT Delta Dunia Petroindo Tbk	59
34,082,000	*	PT Energi Mega Persada Tbk	253
595,000	*	PT Golden Eagle Energy Tbk	298
2,943,000		PT Indika Energy Tbk	188
562,500		PT Indo Tambangraya Megah	1,278
1,520,000		PT Medco Energi Internasional Tbk	344
401,000		PT Resource Alam Indonesia Tbk	65
24,727,000	*	PT Sugih Energy Tbk	951
4,295,734		PT Tambang Batubara Bukit Asam Tbk	4,732
2,492,830		PTT Exploration & Production PCL	13,050
1,711,550		PTT PCL	17,312
315,300		QGEP Participacoes S.A.	1,625
323,634		Questar Market Resources, Inc	8,961
433,669	*,e	Quicksilver Resources, Inc	854
364,911		Range Resources Corp	27,693
308,610	*,e	Red Fork Energy Ltd	134
1,142,564		Refineria La Pampilla S.A. Relapasa	160
2,261,209		Reliance Industries Ltd	29,713
87,420	*	Renewable Energy Group, Inc	1,324
1,386,686		Repsol YPF S.A.	34,381
275,274	*,e	Resolute Energy Corp	2,301
148,449	*	Rex Energy Corp	3,310
19,989	*,e	Rex Stores Corp	614
45,080	*	RigNet, Inc	1,633
118,200	*	RMP Energy Inc	652
1,670,915	*	Roc Oil Co Ltd	774
355,101	*,e	Rockhopper Exploration plc	737
272,312	*	Rosetta Resources, Inc	14,830
2,234,141		Rosneft Oil Co (GDR)	18,064
540,457	*	Rowan Cos plc	19,846
6,332,298		Royal Dutch Shell plc (A Shares)	208,748
3,998,360		Royal Dutch Shell plc (B Shares)	137,955
407,648	e	RPC, Inc	6,306
35,716		Saipem S.p.A.	776
333,027	*	Salamander Energy plc	633
90,000		San-Ai Oil Co Ltd	389
135,445	*,e	Sanchez Energy Corp	3,577
853,967	*,e	SandRidge Energy, Inc	5,004
436,180		Santos Ltd	6,147
4,921,500	*	Sapurakencana Petroleum BHD	5,573
325,925	*	Saras S.p.A.	409
1,069,503	e	Sasol Ltd	51,050
181,038	e	Savanna Energy Services Corp	1,338
263,018	*	SBM Offshore NV	5,205
6,350,548		Schlumberger Ltd	561,134
14,059	e	Schoeller-Bleckmann Oilfield Equipment AG.	1,662
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
569,500	*	Scomi Group BHD	$64
716,783		Scorpio Tankers, Inc	6,996
101,328	e	SEACOR Holdings, Inc	9,164
1,077,893	e	Seadrill Ltd	48,591
107,530	e	Seadrill Ltd (Oslo Exchange)	4,830
126,500		Secure Energy Services, Inc	1,679
154,747		SemGroup Corp	8,824
1,581,865	*	Senex Energy Ltd	1,087
50	*,m	Serval Integrated Energy Services	0	^
584,612	*,e	Sevan Drilling AS.	523
219,200		Shandong Molong Petroleum Machinery Co Ltd	70
132,479		ShawCor Ltd	5,587
1,522,500		Shengli Oil&Gas Pipe Holdings Ltd	81
51,200		Shinko Plantech Co Ltd	428
214,237	e	Ship Finance International Ltd	3,271
582,254	e	Showa Shell Sekiyu KK	6,523
132,800		Siamgas & Petrochemicals PCL	39
61,000		Sinanen Co Ltd	238
8,240,000	*,e	Sino Union Energy Investment Group Ltd	394
1,126,000	e	Sinopec Kantons Holdings Ltd	968
70,176		SK Energy Co Ltd	9,537
7,430		SK Gas Co Ltd	523
461,866		Soco International plc	2,936
58,066		S-Oil Corp	4,209
155,563	*,e	Solazyme, Inc	1,675
168,771	*,e	Songa Offshore SE	185
446,700	*	Southern Pacific Resource Corp	291
109,200	*,e	SouthGobi Resources Ltd	127
1,831,379	*	Southwestern Energy Co	66,626
4,423,082		Spectra Energy Corp	151,402
109,222		Sprott Resource Corp	308
135,028	e	Spyglass Resources Corp	218
154,064		St. Mary Land & Exploration Co	11,892
907,792		Statoil ASA	20,619
201,382	*	Stone Energy Corp	6,531
2,272,651		Suncor Energy, Inc	81,260
1,368,160		Suncor Energy, Inc (NY)	48,953
1,154,414	*	Sundance Energy Australia Ltd	1,134
916,168	*	Superior Energy Services	22,941
117,700	e	Surge Energy, Inc	679
2,384,473	e	Surgutneftegaz (ADR)	20,436
316,700		Surgutneftegaz (ADR) (London)	2,777
1,703,000	e	Swiber Holdings Ltd	882
172,452	*,e	Swift Energy Co	1,969
161,203	*	Synergy Resources Corp	1,572
70,300	*,e	TAG Oil Ltd	306
1,213,445		Tailsman Energy, Inc	13,955
1,707,666	e	Talisman Energy, Inc (Toronto)	19,596
151,365		Targa Resources Investments, Inc	11,044
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
468,547	e	Tatneft (GDR)	$18,304
421,386		Technip S.A.	49,472
39,791	e	Tecnicas Reunidas S.A.	1,822
74,064		Teekay Corp	3,166
241,687	e	Teekay Tankers Ltd (Class A)	633
415,401		Tenaris S.A.	9,718
159,858	*	Tesco Corp	2,649
652,681		Tesoro Corp	28,705
38,718	*	Tethys Oil AB	406
314,849	*	Tetra Technologies, Inc	3,945
51,431	e	TGC Industries, Inc	406
246,038		TGS Nopec Geophysical Co ASA	7,243
1,485,100		Thai Oil PCL	2,745
100,513		Tidewater, Inc	5,959
114,665		TMK OAO (GDR)	1,484
442,335		TonenGeneral Sekiyu KK	4,092
47,106		Total Energy Services, Inc	820
3,828,743	*,e	Total S.A.	221,925
485,241	*	Tourmaline Oil Corp	19,715
142,000	e	Toyo Kanetsu K K	427
1,415,343	e	TransCanada Corp	62,176
189,133	*	TransGlobe Energy Corp	1,484
394,066		Transocean Ltd	17,514
55,000		Transocean Ltd-NYSE	2,448
215,210	*	Triangle Petroleum Corp	2,113
192,900		Trican Well Service Ltd	2,624
74,680	e	Trilogy Energy Corp	2,126
304,266		Trinidad Drilling Ltd	2,939
2,227,816		Tullow Oil plc	36,935
280,508		Tupras Turkiye Petrol Rafine	5,929
74,343		Turcas Petrolculuk AS	105
286,200	e	Twin Butte Energy Ltd	592
263,757	*,e	Ultra Petroleum Corp	5,425
535,100		Ultrapar Participacoes S.A.	13,197
156,951	*	Unit Corp	7,297
264,324	*,e	Uranium Energy Corp	595
650,654	*	Uranium One, Inc	1,800
465,123	*,e	Ur-Energy, Inc	540
363,684	*	Vaalco Energy, Inc	2,029
2,050,153		Valero Energy Corp	70,013
748,127	*,e	Vantage Drilling Co	1,294
249,000	e	Veresen, Inc	2,935
405,996	e	Vermilion Energy Trust	22,317
150,107	e	W&T Offshore, Inc	2,660
4,983,294		Wah Seong Corp BHD	2,601
294,606	*	Warren Resources, Inc	863
2,689,585	*	Weatherford International Ltd	41,231
110,775	*	West Siberian Resources Ltd (GDR)	833
76,800		Western Energy Services Corp	600
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
271,261	e	Western Refining, Inc	$8,149
105,574	*	Westfire Energy Ltd	566
46,359	*	Westmoreland Coal Co	611
365,026	e	Whitecap Resources, Inc	4,288
398,206	e	Whitehaven Coal Ltd	747
207,044	*	Whiting Petroleum Corp	12,392
179,156	*	Willbros Group, Inc	1,645
4,046,641		Williams Cos, Inc	147,136
1,398,000	e,m	Wison Engineering Services Co Ltd	178
964,917		Woodside Petroleum Ltd	34,528
146,691	e	World Fuel Services Corp	5,473
128,700		WorleyParsons Ltd	2,926
342,964	*	WPX Energy, Inc	6,605
295,238	*,e	Xcite Energy Ltd	558
421,571	*,e	Xenolith Resources Ltd	112
9,214,900	e	Yanzhou Coal Mining Co Ltd	9,030
146,361	*,e	ZaZa Energy Corp	168
		TOTAL ENERGY	10,731,353

FOOD & STAPLES RETAILING - 1.7%
616,509	e	Aeon Co Ltd	8,510
15,200		Ain Pharmaciez Inc	644
257,959		Alimentation Couche Tard, Inc	16,083
354,713		Almacenes Exito S.A.	6,070
94,851		Andersons, Inc	6,630
55,579		Arcs Co Ltd	1,031
3,575		Arden Group, Inc (Class A)	465
44,294		Axfood AB	2,163
124,000		Beijing Jingkelong Co Ltd	37
262,549		BIM Birlesik Magazalar AS	5,406
39,862		Bizim Toptan Satis Magazalari AS	515
3,051,136		Booker Group plc	6,656
306,928		Brazil Pharma S.A.	1,080
910,619		Carrefour S.A.	31,234
162,956		Casey’s General Stores, Inc	11,977
15,118		Casino Guichard Perrachon S.A.	1,558
16,600		Cawachi Ltd	329
1,560,425		Centros Comerciales Sudamericanos S.A.	6,926
51,735	*	Chefs’ Warehouse Holdings, Inc	1,195
1,597,000		China Resources Enterprise	5,082
244,706		Cia Brasileira de Distribuicao Grupo Pao de Acucar	11,152
209,822	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	9,656
7,493		CJ Freshway Corp	210
509,314	e	Clicks Group Ltd	2,779
31,693		Cocokara Fine Holdings, Inc	1,009
97,940	e	Colruyt S.A.	5,433
1,183,800	e	Controladora Comercial Mexicana S.A. de C.V.	4,999
13,400	e	Cosmos Pharmaceutical Corp	1,768
2,237,076		Costco Wholesale Corp	257,532
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,834,000		CP Seven Eleven PCL	$13,346
22,200		Create SD Holdings Co Ltd	813
3,300,508		CVS Corp	187,304
5,900	e	Daikokutenbussaan Co Ltd	171
234,492	e	Delhaize Group	14,779
1,059,882		Distribuidora Internacional de Alimentacion S.A.	9,189
53,628		Dongsuh Co, Inc	1,407
27,828		E-Mart Co Ltd	6,270
58,730		Empire Co Ltd	4,240
316,440		Eurocash S.A.	4,872
58,231	*,e	Fairway Group Holdings Corp	1,488
93,181	e	FamilyMart Co Ltd	4,036
62,668	*	Fresh Market, Inc	2,965
60,877		George Weston Ltd	4,788
117,776		Greggs plc	808
27,830		Growell Holdings Co Ltd	1,474
316,800	e	Grupo Comercial Chedraui S.a. DE C.V.	1,003
103,061		Hakon Invest AB	3,171
199,091		Harris Teeter Supermarkets, Inc	9,793
33,200		Heiwado Co Ltd	517
3,032		Indiabulls Wholesale Service	1
46,292		Ingles Markets, Inc (Class A)	1,330
12,400		Itochu-Shokuhin Co Ltd	414
72,741	e	Izumiya Co Ltd	337
3,033,070		J Sainsbury plc	19,223
185,061		Jean Coutu Group PJC, Inc	3,268
461,656		Jeronimo Martins SGPS S.A.	9,474
94,300		Kasumi Co Ltd	593
48,700		Kato Sangyo Co Ltd	1,044
17,585		Kesko Oyj (B Shares)	528
3,063,380		Koninklijke Ahold NV	53,074
2,475,551		Kroger Co	99,864
4,500		Kusuri No Aoki Co Ltd	294
74,719		Lawson, Inc	5,858
1,298,000	e	Lianhua Supermarket Holdings Co Ltd	782
28,100	e	Liquor Stores Income Fund	435
127,749	e	Loblaw Cos Ltd	5,644
540,345	e	Magnit OAO (GDR)	33,355
86,339		Majestic Wine plc	738
86,525		MARR S.p.A.	1,178
43,233		Maruetsu, Inc	141
326,642		Massmart Holdings Ltd	5,467
37,300		Matsumotokiyoshi Holdings Co Ltd	1,206
347,688		Metcash Ltd	1,039
375,010		Metro AG.	14,892
280,921	e	Metro, Inc	17,572
15,500		Ministop Co Ltd	242
49,421	e	Nash Finch Co	1,305
29,385	*,e	Natural Grocers by Vitamin C	1,167
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
100,371	e	North West Co Fund	$2,297
134,623		O’Key Group S.A. (GDR)	1,602
24,000		Okuwa Co Ltd	222
359,810	e	Olam International Ltd	440
137,048	*	Pantry, Inc	1,518
569,651	e	Pick’n Pay Holdings Ltd	1,098
260,160	e	Pick’n Pay Stores Ltd	1,078
1,638,420		President Chain Store Corp	11,834
63,276	e	Pricesmart, Inc	6,026
29,475,000		PT Sumber Alfaria Trijaya Tbk	1,451
244,272		Raia Drogasil S.A.	2,020
64,487		Rallye S.A.	2,357
8,578		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	482
4,881,670	*	Rite Aid Corp	23,237
110,131	e	Roundy’s, Inc	947
12,479	e	Ryoshoku Ltd	343
14,000		S Foods, Inc	129
474,180	e	Safeway, Inc	15,169
17,400		San-A Co Ltd	491
1,435,819		Seven & I Holdings Co Ltd	52,637
1,142,000		Sheng Siong Group Ltd	592
203,606	e	Shoppers Drug Mart Corp	11,726
697,669		Shoprite Holdings Ltd	11,501
251,875		Shufersal Ltd	1,084
206,682		Spar Group Ltd	2,495
87,863	e	Spartan Stores, Inc	1,938
447,631	*,e	Sprouts Farmers Market, Inc	19,870
52,200		Sugi Pharmacy Co Ltd	2,241
3,571,400		Sun Art Retail Group Ltd	5,125
57,900		Sundrug Co Ltd	2,890
733,574	*,e	Supervalu, Inc	6,037
63,329	*,e	Susser Holdings Corp	3,366
862,812	e	Sysco Corp	27,463
474,000		Taiwan TEA Corp	323
12,126,943		Tesco plc	70,500
34,488		Tsuruha Holdings, Inc	3,043
216,134	*	United Natural Foods, Inc	14,529
543,100		UNY Co Ltd	3,509
70,600		Valor Co Ltd	1,071
28,290		Village Super Market (Class A)	1,076
3,386,075		Walgreen Co	182,171
6,274,821		Wal-Mart de Mexico S.A. de C.V. (Series V)	16,500
4,400,140		Wal-Mart Stores, Inc	325,434
47,217		Weis Markets, Inc	2,311
1,365,192		Wesfarmers Ltd	52,446
1,382,997		Whole Foods Market, Inc	80,905
3,370,955		WM Morrison Supermarkets plc	15,284
1,195,197		Woolworths Ltd	39,057
706,799	*	Wumart Stores, Inc	1,260
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,600		Yaoko Co Ltd	$313
95,000	e	Yokohama Reito Co Ltd	784
		TOTAL FOOD & STAPLES RETAILING	1,993,250

FOOD, BEVERAGE & TOBACCO - 4.8%
58,721		AarhusKarlshamn AB	3,673
562,862	*	AGV Products Corp	182
142,181		Ajinomoto Co, Inc	1,871
9,603	e	Alico, Inc	395
434,747		Alicorp S.A.	1,389
28,116		Alliance Grain Traders, Inc	406
350,117	*	Alliance One International, Inc	1,019
11,309,351		Altria Group, Inc	388,476
32,297		Amsterdam Commodities NV	690
427,463		Anadolu Efes Biracilik Ve Malt Sanayii AS	4,948
2,974	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
45,611	*,e	Annie’s, Inc	2,239
76,655	*	AquaChile S.A.	39
2,066,876		Archer Daniels Midland Co	76,144
20,300		Ariake Japan Co Ltd	503
17,187		Aryzta AG.	1,149
460,061		Asahi Breweries Ltd	12,111
1,227,624		Asian Citrus Holdings Ltd	425
215,600		Asiatic Development BHD	622
236,796		Associated British Foods plc	7,187
103,833	e	Astral Foods Ltd	982
16,936		Atria Group plc	180
771,000	*,m	Ausnutria Dairy Corp Ltd	1
217,622		Austevoll Seafood ASA	1,212
530,164	*,e	Australian Agricultural Co Ltd	509
669,264		AVI Ltd	3,989
176,193		B&G Foods, Inc (Class A)	6,087
866,895		Bajaj Hindusthan Ltd	170
213,659		Balrampur Chini Mills Ltd	145
2,185		Barry Callebaut AG.	2,194
404,237		Beam, Inc	26,134
10,905		Binggrae Co Ltd	977
33,500	*	BIOSEV S.A.	128
212,945	*	Black Earth Farming Ltd	229
15,836		Bonduelle S.C.A.	385
27,754	*,e	Boston Beer Co, Inc (Class A)	6,778
195,617	*	Boulder Brands, Inc	3,138
6,400		Britannia Industries Ltd	84
262,100		British American Tobacco Malaysia BHD	5,166
2,743,018		British American Tobacco plc	144,363
4,290,404		Britvic plc	39,764
636,039		Brown-Forman Corp (Class B)	43,333
377,000	e	Bumitama Agri Ltd	296
481,733	e	Bunge Ltd	36,568
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
430,192		C&C Group plc	$2,320
41,312		Calavo Growers, Inc	1,249
210,000		Calbee, Inc	6,094
49,807		Cal-Maine Foods, Inc	2,396
437,056	e	Campbell Soup Co	17,793
16,598		Carlsberg AS (Class B)	1,711
122,600		Carlsberg Brewery-Malay BHD	482
68,465		Casa Grande S.A.	219
62,246		Cermaq ASA	1,087
592,000		Changshouhua Food Co Ltd	586
3,255,100		Charoen Pokphand Foods PCL	2,501
6,965,210	e	China Agri-Industries Holdings Ltd	3,291
1,273,500	*	China Huiyuan Juice Group Ltd	828
2,451,900		China Mengniu Dairy Co Ltd	10,999
429,292	*,e	China Minzhong Food Corp Ltd	385
2,130,000	*,e	China Modern Dairy Holdings	833
5,760,000		China Starch Holdings Ltd	157
1,762,000	*,e	China Yurun Food Group Ltd	1,134
181,419	*	Chiquita Brands International, Inc	2,297
289,005		Cia Cervecerias Unidas S.A.	3,840
203,200		Cia de Bebidas das Americas	7,764
8,930		CJ CheilJedang Corp	2,297
67,016		Clover Industries Ltd	112
1,989,356		Coca-Cola Amatil Ltd	22,782
27,191		Coca-Cola Bottling Co Consolidated	1,703
179,695		Coca-Cola Central Japan Co Ltd	2,888
12,849,864		Coca-Cola Co	486,753
70,000		Coca-Cola Embonor S.A.	164
1,389,075		Coca-Cola Enterprises, Inc	55,855
539,387	e	Coca-Cola Femsa S.A. de C.V.	6,796
278,941	e	Coca-Cola HBC AG.	8,356
174,223		Coca-Cola Icecek AS	4,442
204,227		Coca-Cola West Japan Co Ltd	4,081
10,586,600	e	Cofco International Ltd	3,813
1,851,017		ConAgra Foods, Inc	56,160
1,326,825	*	Constellation Brands, Inc (Class A)	76,160
198,642		Cott Corp	1,525
35,132	*	Craft Brewers Alliance, Inc	472
1,787		Crown Confectionery Co Ltd	407
90,052		CSM	2,180
2,160		Dae Han Flour Mills Co Ltd	306
63,460		Daesang Corp	1,977
162,676		Dairy Crest Group plc	1,199
568,418	*	Darling International, Inc	12,028
365,253		Davide Campari-Milano S.p.A.	3,171
802,002	*	Dean Foods Co	15,479
2,809,100	e	Del Monte Pacific Ltd	1,770
213,572		Devro plc	1,120
2,512,234		Diageo plc	79,857
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
88,426	*,e	Diamond Foods, Inc	$2,085
210,236	*	Dole Food Co, Inc	2,863
2,710		Dongwon F&B Co Ltd	290
2,650		Dongwon Industries Co Ltd	696
241,465		Dr Pepper Snapple Group, Inc	10,822
10,000		Dutch Lady Milk Industries BHD	144
17,000		Dydo Drinco, Inc	697
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	113
18,424		East Asiatic Co Ltd AS	311
94,625		Ebro Puleva S.A.	2,137
84,049		Embotelladora Andina S.A.	462
417,858		Embotelladoras Arca SAB de C.V.	2,604
6,408,492		Empresas Iansa S.A.	272
188,464	e	Ezaki Glico Co Ltd	1,788
20,404	*,e	Farmer Bros Co	307
1,063,900		Felda Global Ventures Holdings BHD	1,371
654,000	e	First Resources Ltd	996
876,802		Flowers Foods, Inc	18,799
3,961,333		Fomento Economico Mexicano S.A. de C.V.	38,435
150,434		Fresh Del Monte Produce, Inc	4,465
72,773		Fuji Oil Co Ltd	1,266
23,832		Fujicco Co Ltd	294
150,000	e	Fujiya Co Ltd	296
2,624,970		General Mills, Inc	125,789
581,500		GFPT PCL	168
171,185		Glanbia plc	2,242
4,505		GlaxoSmithKline Consumer Healthcare Ltd	312
2,566,000	*,e	Global Bio-Chem Technology Group Co Ltd	182
3,608,000	e	GMG Global Ltd	299
7,869,354	e	Golden Agri-Resources Ltd	3,263
2,338,475		Goodman Fielder Ltd	1,550
413,927		GrainCorp Ltd-A	4,776
998,517		Great Wall Enterprise Co	865
703,808	*,e	Green Mountain Coffee Roasters, Inc	53,018
1,099,687		Greencore Group plc	2,626
8,711	e	Griffin Land & Nurseries, Inc (Class A)	280
1,386,378		Groupe Danone	104,386
2,012,828	e	Grupo Bimbo S.A. de C.V. (Series A)	6,257
365,300	e	Grupo Herdez SAB de C.V.	1,236
128,411	*	Hain Celestial Group, Inc	9,903
225,000		Hap Seng Plantations Holdings BHD	175
98,254		Harim & Co Ltd	374
156,298		Heineken Holding NV	9,882
110,894		Heineken NV	7,856
1,865,574		Hershey Co	172,566
1,012,000		Hey Song Corp	1,064
927,308		Hillshire Brands Co	28,505
16,320		Hite Holdings Co Ltd	190
43,508		HKScan Oyj	201
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,200	e	Hokuto Corp	$438
202,194		Hormel Foods Corp	8,516
76,352	e	House Foods Corp	1,187
250,500		IJM Plantations BHD	228
448,371		Illovo Sugar Ltd	1,429
1,639,691		Imperial Tobacco Group plc	60,615
647,022		InBev NV	64,183
633,978	e	Indofood Agri Resources Ltd	400
1,389,700		Indofood CBP Sukses Makmur Tbk	1,231
686,716		Ingredion, Inc	45,440
77,536	*	Inventure Foods, Inc	814
6,940,276		IOI Corp BHD	11,426
3,575,862		ITC Ltd	19,448
111,000		Ito En Ltd	2,525
387,000	e	Itoham Foods, Inc	1,613
81,314		J&J Snack Foods Corp	6,564
292,612		J.M. Smucker Co	30,736
2,008,400		Japan Tobacco, Inc	72,402
2,727,021		JBS S.A.	9,536
124,520		Jinro Ltd	3,168
33,628	e	John B. Sanfilippo & Son, Inc	780
279,944		J-Oil Mills, Inc	893
588,125		Juhayna Food Industries	869
90,073	e	Kagome Co Ltd	1,531
18,000	*	Kameda Seika Co Ltd	538
452,843		Kellogg Co	26,595
58,378	*	Kernel Holding S.A.	921
618,988		Kerry Group plc (Class A)	37,645
29,600	e	KEY Coffee, Inc	471
494,000		Khon Kaen Sugar Industry PCL	190
1,478,000		Khon Kaen Sugar Industry PCL (Foreign)	568
46,671		Kikkoman Corp	856
1,022,000		Kingway Brewery Holdings Ltd	459
964,358		Kirin Brewery Co Ltd	14,080
94,664		Koninklijke Wessanen NV	341
2,353,008		Kraft Foods Group, Inc	123,392
272,814		KT&G Corp	19,541
509,473		Kuala Lumpur Kepong BHD	3,532
2,975		KWS Saat AG.	1,034
700,000	e	Labixiaoxin Snacks Group Ltd	358
59,753		Lancaster Colony Corp	4,678
207,874		Lance, Inc	5,997
43,241		Leroy Seafood Group ASA	1,225
342,987		Lien Hwa Industrial Corp	220
15,883	e	Lifeway Foods, Inc	215
35,628	e	Limoneira Co	915
664		Lindt & Spruengli AG.	2,725
84		Lindt & Spruengli AG. (Registered)	3,994
1,330,286		Lorillard, Inc	59,570
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,873		Lotte Chilsung Beverage Co Ltd	$2,957
835		Lotte Confectionery Co Ltd	1,325
1,411		Lotte Samkang Co Ltd	883
38,700		M Dias Branco S.A.	1,781
7,627		Maeil Dairy Industry Co Ltd	270
117,269		Maple Leaf Foods, Inc	1,505
335,700	*	Marfrig Alimentos S.A.	916
238,000		Marudai Food Co Ltd	770
512,000		Maruha Nichiro Holdings, Inc	972
284,096		McCormick & Co, Inc	18,381
75,219		McLeod Russel India Ltd	301
771,906		Mead Johnson Nutrition Co	57,322
100,000		Megmilk Snow Brand Co Ltd	1,480
54,920	e	MEIJI Holdings Co Ltd	3,010
150,363		MHP SA (GDR)	2,383
274,600		Minerva S.A.	1,251
289,655		Mitsui Sugar Co Ltd	913
126,204		Molson Coors Brewing Co (Class B)	6,327
4,016,366		Mondelez International, Inc	126,194
1,379,959	*	Monster Beverage Corp	72,103
470,302		Morinaga & Co Ltd	1,011
493,000		Morinaga Milk Industry Co Ltd	1,557
17,212		Muhak Co Ltd	315
1,728,489		Multiexport Foods S.A.	345
543,000		Namchow Chemical Industrial Ltd	826
919		Namyang Dairy Products Co Ltd	754
39,025		National Beverage Corp	697
6,207	e	Naturex	500
3,716,787		Nestle S.A.	259,187
646,000		Nichirei Corp	3,521
291,000		Nippon Beet Sugar Manufacturing Co Ltd	543
333,000		Nippon Flour Mills Co Ltd	1,675
44,705		Nippon Meat Packers, Inc	642
314,766		Nippon Suisan Kaisha Ltd	678
141,000		Nisshin Oillio Group Ltd	490
60,672	e	Nisshin Seifun Group, Inc	613
16,695		Nissin Food Products Co Ltd	686
5,773		Nong Shim Co Ltd	1,378
3,126		Nong Shim Holdings Co Ltd	215
8,225		Nong Woo Bio Co Ltd	185
173,622		Nutreco NV	9,066
290,900		Oldtown BHD	241
95,661	*,e	Omega Protein Corp	973
4,106		Orion Corp	3,640
104,212		Orkla ASA	759
45,304		Osem Investments Ltd	1,013
4,411		Ottogi Corp	1,537
2,463,166		Pacific Andes International Holdings Ltd	116
6,530,515	e	PAN Fish ASA	6,974
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,316,213		PepsiCo, Inc	$581,639
1,247,000		Pepsi-Cola Products Philippine	132
1,240,571		Perdigao S.A.	30,226
53,280		Pernod-Ricard S.A.	6,616
72,987	m	Pescanova S.A.	1
818,000	e	Petra Foods Ltd	2,258
1,400		Philip Morris CR	803
6,458,079		Philip Morris International, Inc	559,205
827,323	*	Pilgrim’s Pride Corp	13,891
47,539		Pinar SUT Mamulleri Sanayii AS	421
73,727		Pinnacle Foods, Inc	1,952
134,759	*	Post Holdings, Inc	5,440
504,720		PPB Group BHD	2,203
467,947	*	Premier Foods plc	1,182
34,900		Premium Brands Holdings Corp	654
180,000		Prima Meat Packers Ltd	378
473,424		PT Astra Agro Lestari Tbk	797
7,440,000	*	PT Austindo Nusantara Jaya	801
2,761,000		PT Bisi International	145
3,839,500		PT BW Plantation Tbk	265
7,977,500		PT Charoen Pokphand Indonesia Tbk	2,343
516,500		PT Gudang Garam Tbk	1,561
5,332,800		PT Indofood Sukses Makmur Tbk	3,244
10,976,500		PT Japfa Comfeed Indonesia Tbk	1,318
1,050,000		PT Malindo Feedmill Tbk	315
12,335,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,353
1,512,500		PT Sampoerna Agro Tbk	234
2,768,500		PT Tunas Baru Lampung Tbk	108
119,800		Q.P. Corp	1,904
135,000		QAF Ltd	96
852,700		QL Resources BHD	944
19,517		Radico Khaitan Ltd	42
833,359		REI Agro Ltd	106
887,263	e	Remy Cointreau S.A.	94,528
974,455		Reynolds American, Inc	47,534
276,500		Rimbunan Sawit BHD	67
24,416		Royal UNIBREW AS	2,901
82,634		Ruchi Soya Industries Ltd	47
2,562,147		SABMiller plc	130,317
71,034		SABMiller plc (Johannesburg)	3,630
2,913		Sajo Industries Co Ltd	94
36,555		Sakata Seed Corp	505
2,750		Samyang Corp	119
12,063		Samyang Holdings Corp	1,000
102,460		San Miguel Pure Foods Co Inc	571
117,030		Sanderson Farms, Inc	7,635
126,400		Sao Martinho S.A.	1,654
1,850,300		Sapporo Holdings Ltd	8,051
179,043	e	Saputo, Inc	8,495
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,231		Seaboard Corp	$3,383
32,633	*	Seneca Foods Corp	982
612,700	*	Shanghai Dajiang Group	213
1,188,000	e	Shenguan Holdings Group Ltd	509
157,000	e	Showa Sangyo Co Ltd	487
929,268		Shree Renuka Sugars Ltd	284
28,700		Silla Co Ltd	786
97,400		SLC Agricola S.A.	966
2,626		Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole S.p.A.	128
446,264	*	SOS Cuetara S.A.	241
574,755		Souza Cruz S.A.	6,859
1,096,362		Standard Foods Corp	3,288
86,646		Strauss Group Ltd	1,526
396,858		Suedzucker AG.	11,685
203,100	*	Suntory Beverage & Food Ltd	6,850
879,000	e	Super Coffeemix Manufacturing Ltd	2,973
261,501		Swedish Match AB	9,226
55,848	*,e	Synutra International, Inc	296
19,096		Taisun Enterprise Co Ltd	9
78,000		Taiyen Biotech Co Ltd	68
206,000		Takara Holdings, Inc	1,885
284,439		Tassal Group Ltd	815
156,384	*	TAT Konserve	199
407,063		Tata Tea Ltd	936
6,601,444		Tate & Lyle plc	78,665
1,970,400		TDM BHD	502
164,900		Tereos Internacional S.A.	222
499,680		TH Plantations BHD	264
915,200		Thai Vegetable Oil PCL	530
722,000		Tibet 5100 Water Resources Holdings Ltd	276
2,038,000		Tiga Pilar Sejahtera Food Tbk	220
234,257		Tiger Brands Ltd	6,980
2,264,900	e	Tingyi Cayman Islands Holding Corp	6,008
176,132	e	Tongaat Hulett Ltd	2,106
61,801	e	Tootsie Roll Industries, Inc	1,905
123,259		Toyo Suisan Kaisha Ltd	3,619
519,159		Treasury Wine Estates Ltd	2,144
168,904	*	TreeHouse Foods, Inc	11,288
15,010		TS Corp	402
463,700	e	Tsingtao Brewery Co Ltd	3,531
50,000		Ttet Union Corp	98
1,728,540		Tyson Foods, Inc (Class A)	48,883
2,602,067		Unilever NV	99,312
2,586,154		Unilever plc	100,550
1,582,800	e	Uni-President China Holdings Ltd	1,578
7,323,101		Uni-President Enterprises Corp	13,644
24,870		United Breweries Ltd	342
4,584		United International Enterprises	852
5,400		United Malacca BHD	12
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
94,016		United Spirits Ltd	$3,805
92,150	e	Universal Corp	4,693
2,834,020		Universal Robina	8,017
151,000		Ve Wong Corp	115
216,332	e	Vector Group Ltd	3,483
5,462	e	Vilmorin & Cie	664
517,434		Vina Concha Y Toro S.A.	977
61,983		Viscofan S.A.	3,544
3,158		Vranken - Pommery Monopole	88
6,758,900	e	Want Want China Holdings Ltd	10,278
10,900		Warabeya Nichiyo Co Ltd	193
443,000		Wei Chuan Food Corp	864
1,217,306	*,e	WhiteWave Foods Co (Class A)	24,310
3,345,667		Wilmar International Ltd	8,457
95,369	e	Yakult Honsha Co Ltd	4,788
75,735		Yamazaki Baking Co Ltd	818
283,953		Yantai Changyu Pioneer Wine Co	969
220,000	m	Yantai North Andre Juice Co	50
3,434,000	m	Yashili International	1,603
		TOTAL FOOD, BEVERAGE & TOBACCO	5,680,758

HEALTH CARE EQUIPMENT & SERVICES - 3.2%
73,671		Abaxis, Inc	3,102
6,724,113		Abbott Laboratories	223,173
172,849	*,e	Abiomed, Inc	3,296
114,382	*,e	Acadia Healthcare Co, Inc	4,510
191,009	*,e	Accretive Health, Inc	1,742
238,840	*,e	Accuray, Inc	1,765
34,407	*,e	Addus HomeCare Corp	997
237,146		Advanced Medical Solutions Group plc	351
35,476	*	Aerocrine AB	52
2,725,000		Aetna, Inc	174,454
237,884	*	AGFA-Gevaert NV	547
62,626	*,m	AGFA-Gevaert NV Brussels	0	^
129,220	e	Air Methods Corp	5,505
194,949	*	Al Noor Hospitals Group plc	2,578
148,084		Alfresa Holdings Corp	7,646
339,049	*	Align Technology, Inc	16,315
27,029	*,e	Alliance HealthCare Services, Inc	748
906,062	*	Allscripts Healthcare Solutions, Inc	13,473
34,180		Almost Family, Inc	664
231,972	*	Alphatec Holdings, Inc	457
126,273	*	Amedisys, Inc	2,174
540,623		AmerisourceBergen Corp	33,032
333,996	*	AMN Healthcare Services, Inc	4,596
101,232		Amplifon S.p.A.	553
178,421	*	Amsurg Corp	7,083
62,831		Analogic Corp	5,192
107,088	*	Angiodynamics, Inc	1,414
68,746	*	Anika Therapeutics, Inc	1,647
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
182,324		Ansell Ltd	$3,551
363,289	*,e	Antares Pharma, Inc	1,475
57,661		Apollo Hospitals Enterprise Ltd	856
52,578		Arseus NV	1,493
165,176	*	Arthrocare Corp	5,877
13,700	e	Asahi Intecc Co Ltd	899
125,836	*,e	athenahealth, Inc	13,661
69,853	*	AtriCure, Inc	767
5,401		Atrion Corp	1,398
49,966		Balda AG.	335
2,635,250		Bangkok Chain Hospital PCL	561
405,100		Bangkok Dusit Medical Services PCL	1,635
393,100		Bangkok Dusit Medical Services PCL (ADR)	1,587
366,589		Bard (C.R.), Inc	42,231
1,664,208		Baxter International, Inc	109,322
475,289		Becton Dickinson & Co	47,538
104,460	*,e	Biolase Technology, Inc	200
81,414	*,e	Bio-Reference Labs, Inc	2,433
222,791	*	BioScrip, Inc	1,956
1,132,000	e	Biosensors International Group Ltd	872
22,800		BML, Inc	747
3,907,132	*	Boston Scientific Corp	45,870
89,956	*	Brookdale Senior Living, Inc	2,366
516,100		Bumrungrad Hospital PCL	1,354
137,463		Cantel Medical Corp	4,378
92,559	*	Capital Senior Living Corp	1,958
1,090,464		Cardinal Health, Inc	56,868
81,062	*	Cardiovascular Systems, Inc	1,625
1,916,501	*	CareFusion Corp	70,719
41,594		Carl Zeiss Meditec AG.	1,242
1,631	*,e	Carmat	248
2,068,508	*	Catamaran Corp	95,048
319,657	*	Catamaran Corp (Toronto)	14,685
34,685		Celesio AG.	781
292,616	*	Centene Corp	18,716
1,211,895	*	Cerner Corp	63,685
224,604	*,e	Cerus Corp	1,507
65,766	*	CHA Bio & Diostech Co Ltd	664
117,333		CHC Healthcare Group	377
66,570	e	Chemed Corp	4,760
44,327	*,e	Chindex International, Inc	756
1,122,217		Cigna Corp	86,254
176,781	e	CML Healthcare Income Fund	1,843
57,776		Cochlear Ltd	3,263
269,858		Coloplast AS	15,370
332,856		Community Health Systems, Inc	13,814
432,852		Compagnie Generale d’Optique Essilor International S.A.	46,553
37,543		Computer Programs & Systems, Inc	2,196
126,163		Conmed Corp	4,288
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
216,943		Cooper Cos, Inc	$28,135
800,000	e	Cordlife Group Ltd	856
60,514	*	Corvel Corp	2,237
2,340,365		Covidien plc	142,622
103,933	*	Cross Country Healthcare, Inc	630
21,908		Cruz Blanca Salud S.A.	16
111,816		CryoLife, Inc	783
73,036	*,e	Cutera, Inc	650
141,554	*	Cyberonics, Inc	7,182
115,780	*	Cynosure, Inc (Class A)	2,641
408,245	*	DaVita, Inc	23,229
204,795		Dentsply International, Inc	8,890
52,482	*,e	Derma Sciences, Inc	650
230,019	*	DexCom, Inc	6,493
289,500		Diagnosticos da America S.A.	1,526
28,770	e	DiaSorin S.p.A.	1,241
19,690	e	Draegerwerk AG.	2,507
6,019		Draegerwerk AG. & Co KGaA	632
553,392	*	Edwards Lifesciences Corp	38,533
16,400		Eiken Chemical Co Ltd	306
133,061		Elekta AB (B Shares)	2,145
229,987	*	Emeritus Corp	4,262
203,831	*	Endologix, Inc	3,288
75,096		Ensign Group, Inc	3,087
67,385	*	Envision Healthcare Holdings, Inc	1,754
38,273	*	Exactech, Inc	771
97,747	*	ExamWorks Group, Inc	2,540
55,000		Excelsior Medical Co Ltd	113
3,701,590	*	Express Scripts Holding Co	228,684
223,431	e	Extendicare, Inc	1,429
965,800		Faber Group BHD	755
1,361,282		Fisher & Paykel Healthcare Corp	4,093
165,613	*	Five Star Quality Care, Inc	856
198,200		Fleury S.A.	1,641
34,828		Fresenius Medical Care AG.	2,264
50,972		Fresenius SE	6,332
10,195		Galenica AG.	8,641
112,780	*,e	GenMark Diagnostics, Inc	1,370
142,055	*	Gentiva Health Services, Inc	1,710
163,915		Getinge AB (B Shares)	5,860
63,000		Ginko International Co Ltd	1,166
22,928	*	Given Imaging Ltd	443
177,695	*,e	Globus Medical, Inc	3,103
407,338		GN Store Nord	8,577
16,855,068	e	Golden Meditech Co Ltd	1,849
96,406	*	Greatbatch, Inc	3,281
46,500		Green Hospital Supply, Inc	1,814
67,360	*,e	Greenway Medical Technologies	1,391
171,674	*	Haemonetics Corp	6,846
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
130,750	*	Hanger Orthopedic Group, Inc	$4,414
698,000		Hartalega Holdings BHD	1,602
747,842		HCA Holdings, Inc	31,970
587,309	*	Health Management Associates, Inc (Class A)	7,518
182,576	*	Health Net, Inc	5,788
445,699		Healthsouth Corp	15,368
66,523	*	HealthStream, Inc	2,520
121,572	*,e	Healthways, Inc	2,250
53,232	*,e	HeartWare International, Inc	3,897
228,209	*	Henry Schein, Inc	23,665
230,679		Hill-Rom Holdings, Inc	8,265
217,765		Hitachi Medical Corp	2,929
285,846	*	HMS Holdings Corp	6,149
23,600		Hogy Medical Co Ltd	1,309
1,478,367	*	Hologic, Inc	30,528
533,705		Humana, Inc	49,811
53,739	*	ICU Medical, Inc	3,650
91,582	*,e	Idexx Laboratories, Inc	9,126
3,105,000	*	IHH Healthcare BHD	3,954
18,903	*	Infinitt Healthcare Co Ltd	150
173,724	*	Insulet Corp	6,296
90,477	*	Integra LifeSciences Holdings Corp	3,642
159,738	*	Intuitive Surgical, Inc	60,105
125,201		Invacare Corp	2,162
163,995	*	Inverness Medical Innovations, Inc	5,013
25,315	*	Ion Beam Applications	212
55,710	*	IPC The Hospitalist Co, Inc	2,842
6,075	*	i-SENS Inc	210
230,000	*,e	Jeol Ltd	1,106
218,049		Kindred Healthcare, Inc	2,928
655,600		Kossan Rubber Industries	1,368
818,600		KPJ Healthcare BHD	1,545
217,066	*	Laboratory Corp of America Holdings	21,520
31,697		Landauer, Inc	1,624
32,900	e	Leisureworld Senior Care Corp	338
48,093	*	LHC Group, Inc	1,128
1,801,912		Life Healthcare Group Holdings Pte Ltd	6,414
152,814	*	LifePoint Hospitals, Inc	7,126
111,932	*	Magellan Health Services, Inc	6,711
136,630	*,e	MAKO Surgical Corp	4,032
7,500	e	Mani, Inc	259
218,205		Masimo Corp	5,813
6,157	*,e	Mauna Kea Technologies	79
1,514,021		McKesson Corp	194,249
88,379		MD Medical Group Investments plc (ADR)	1,114
328,206	*	MedAssets, Inc	8,343
68,116		Medica	1,696
50,723	*,e	Medical Action Industries, Inc	337
42,600	e	Medical Facilities Corp	654
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
340,536		Mediceo Paltac Holdings Co Ltd	$4,207
323,574		Mediclinic International Ltd	2,393
88,001	*	Medidata Solutions, Inc	8,706
3,136,995		Medtronic, Inc	167,045
217,634	*,e	Merge Healthcare, Inc	568
138,644	e	Meridian Bioscience, Inc	3,279
171,292	*	Merit Medical Systems, Inc	2,078
16,200	e	Message Co Ltd	484
210,500		Microlife Corp	565
719,000	e	Microport Scientific Corp	444
57,606		Miraca Holdings, Inc	2,575
137,897	*	Molina Healthcare, Inc	4,909
43,817	*	MWI Veterinary Supply, Inc	6,544
23,136		Nagaileben Co Ltd	376
46,125	e	National Healthcare Corp	2,180
31,288	*	National Research Corp	589
169,328	*	Natus Medical, Inc	2,401
81,685	*	Neogen Corp	4,960
395,535	*,e	Neoprobe Corp	1,048
1,091,333		Network Healthcare Holdings Ltd	2,610
53,100		Nichii Gakkan Co	531
60,200		Nihon Kohden Corp	2,468
161,767	e	Nikkiso Co Ltd	1,707
378,600	e	Nipro Corp	3,662
222,022		Nobel Biocare Holding AG.	3,280
207,947	*,e	NuVasive, Inc	5,093
196,605	*	NxStage Medical, Inc	2,587
401,900		Odontoprev S.A.	1,764
3,214,702	*	Olympus Corp	98,197
385,192		Omnicare, Inc	21,378
124,231	*	Omnicell, Inc	2,942
209,797	*	OraSure Technologies, Inc	1,261
221,683		Oriola-KD Oyj (B Shares)	708
36,031		Orpea	1,815
82,838	*	Orthofix International NV	1,728
15,294	*	Osstem Implant Co Ltd	420
245,686	e	Owens & Minor, Inc	8,498
57,490		Pacific Hospital Supply Co Ltd	193
44,277		Paramount Bed Holdings Co Ltd	1,388
128,669		Patterson Cos, Inc	5,172
206,272	*	Pediatrix Medical Group, Inc	20,710
93,475		Pharmaniaga BHD	138
118,868	*	PharMerica Corp	1,577
11,355		Phonak Holding AG.	1,413
51,045	*,e	PhotoMedex, Inc	812
302,000	*	Pihsiang Machinery Manufacturing Co Ltd	324
599,964	*	Premier, Inc	19,019
1,276,204		Primary Health Care Ltd	5,738
4,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	35
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
83,741	*	Providence Service Corp	$2,403
221,200	*	Qualicorp S.A.	2,021
133,250		Quality Systems, Inc	2,896
410,660	e	Quest Diagnostics, Inc	25,375
90,934	*,e	Quidel Corp	2,583
565,797	e	Raffles Medical Group Ltd	1,421
180,758		Ramsay Health Care Ltd	6,105
321,066	e	Resmed, Inc	16,959
126,255		Rhoen Klinikum AG.	3,244
36,661	*,e	Rochester Medical Corp	732
138,392	*,e	Rockwell Medical Technologies, Inc	1,579
228,311	*	RTI Biologics, Inc	854
633,815	e	Ryman Healthcare Ltd	3,659
11,411		Sartorius AG.	1,274
5,600		Sartorius Stedim Biotech	848
425,311		Selcuk Ecza Deposu Ticaret ve Sanayi AS	419
194,124		Select Medical Holdings Corp	1,567
1,929,200	e	Shandong Weigao Group Medical Polymer Co Ltd	1,894
2,224,800		Shanghai Pharmaceuticals Holding Co Ltd	4,278
202,581		Shenzhen Accord Pharmaceutical Co Ltd	913
1,493,496		Sigma Pharmaceuticals Ltd	808
1,153,900	e	Sinopharm Group Co	2,896
193,866	*	Sirona Dental Systems, Inc	12,975
159,610	*	Skilled Healthcare Group, Inc (Class A)	696
177,720		Smith & Nephew plc	2,217
287,593	*,e	Solta Medical, Inc	598
1,243		So-net M3, Inc	3,447
609,090		Sonic Healthcare Ltd	9,200
342,858	*	Sorin S.p.A.	929
171,459	*	Spectranetics Corp	2,877
879,158		St. Jude Medical, Inc	47,158
79,000		St. Shine Optical Co Ltd	2,177
182,503	*	Staar Surgical Co	2,471
211,839		STERIS Corp	9,101
8,659		Stratec Biomedical Systems AG.	371
12,152	e	Straumann Holding AG.	2,208
893,840		Stryker Corp	60,415
6,610		Suheung Capsule Co Ltd	216
337,647	e	Summerset Group Holdings Ltd	884
1,458,600		Supermax Corp BHD	1,196
90,058	*	SurModics, Inc	2,142
101,893		Suzuken Co Ltd	3,356
181,949	*	Symmetry Medical, Inc	1,485
91,578		Synergy Healthcare plc	1,624
32,402		Sysmex Corp	2,072
280,515	*	Team Health Holdings, Inc	10,643
127,826	*,e	TearLab Corp	1,414
24,073		Teleflex, Inc	1,981
123,700		Tempo Participacoes S.A.	150
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
197,355	*	Tenet Healthcare Corp	$8,129
119,500		Terumo Corp	6,152
276,393	*	Thoratec Corp	10,307
59,500		Toho Pharmaceutical Co Ltd	1,087
10,100		Tokai Corp (GIFU)	271
625,400		Top Glove Corp BHD	1,207
102,893	*	Tornier BV	1,989
93,218	*,e	Triple-S Management Corp (Class B)	1,714
35,000		Tsuki Corp	428
282,556	*,e	Unilife Corp	938
538,703		United Drug plc	2,791
4,115,549		UnitedHealth Group, Inc	294,714
152,964		Universal American Corp	1,166
480,470		Universal Health Services, Inc (Class B)	36,030
61,174		US Physical Therapy, Inc	1,901
2,686	*,e	USMD Holdings, Inc	71
10,963		Utah Medical Products, Inc	652
8,215		Value Added Technologies Co Lt	92
113,262	*	Vanguard Health Systems, Inc	2,380
161,795	*	Varian Medical Systems, Inc	12,091
65,605	*	Vascular Solutions, Inc	1,102
391,078	*	VCA Antech, Inc	10,739
655,600		Vibhavadi Medical Center PCL	208
72,500		VITAL KSK Holdings, Inc	550
136,293	*	Vocera Communications, Inc	2,535
177,269	*	Volcano Corp	4,240
200,052	*	WellCare Health Plans, Inc	13,952
1,387,006		WellPoint, Inc	115,968
282,822		West Pharmaceutical Services, Inc	11,638
6,913	*	William Demant Holding	639
159,691	*	Wright Medical Group, Inc	4,165
56,398	*,e	Zeltiq Aesthetics, Inc	512
1,102,674		Zimmer Holdings, Inc	90,574
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,803,383

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
11,286		Able C&C Co Ltd	439
23,300	*	Aderans Co Ltd	337
3,507		Amorepacific Corp	2,953
39,776	*	Atrium Innovations Inc	676
2,569,517		Avon Products, Inc	52,932
2,004,000	*	BaWang International Group Holding Ltd	111
1,181,310		Beiersdorf AG.	104,885
12,004		Bioland Ltd	141
166,390	*	Central Garden and Pet Co (Class A)	1,140
626,160		Church & Dwight Co, Inc	37,601
253,388	e	Clorox Co	20,707
4,054,011		Colgate-Palmolive Co	240,403
14,641		Cosmax, Inc	663
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
112,528	*	Coty, Inc	$1,824
456,843		Dabur India Ltd	1,236
178	e	Dr Ci:Labo Co Ltd	530
85,944	*	Elizabeth Arden, Inc	3,173
8,236		Emami Ltd	64
349,581	e	Energizer Holdings, Inc	31,864
1,257,027		Estee Lauder Cos (Class A)	87,866
61,000	*,e	Euglena Co Ltd	1,017
72,500	e	Fancl Corp	883
73,153	e	Female Health Co	722
128,631		Godrej Consumer Products Ltd	1,720
420,000		Grape King Industrial Co	1,937
131,928	*	Harbinger Group, Inc	1,368
853,300		Hengan International Group Co Ltd	9,986
63,390		Henkel KGaA	5,616
646,034		Henkel KGaA (Preference)	66,579
371,046	e	Herbalife Ltd	25,888
926,037		Hindustan Lever Ltd	9,285
817,825		Hypermarcas S.A.	6,598
19,511		Inter Parfums S.A.	693
136,051		Inter Parfums, Inc	4,080
18,347		JW Shinyak Corp	78
283,430		Jyothy Laboratories Ltd	762
264,204		Kao Corp	8,251
876,364		Kimberly-Clark Corp	82,571
6,176,137		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	17,982
33,200		Kobayashi Pharmaceutical Co Ltd	1,902
22,114		Korea Kolmar Co Ltd	477
8,390		Korea Kolmar Holdings Co Ltd	85
66,600		Kose Corp	1,928
11,602		LG Household & Health Care Ltd	5,889
381,550	*,e	Lifevantage Corp	908
438,000		Lion Corp	2,672
729,632		L’Oreal S.A.	125,239
465,600		Magic Holdings international Ltd	363
38,479		Mandom Corp	1,347
93,104	*	Medifast, Inc	2,504
548,924		Microbio Co Ltd	626
12,200		Milbon Co Ltd	501
199,838		Natura Cosmeticos S.A.	4,463
43,906		Nature’s Sunshine Products, Inc	837
417,408		Nu Skin Enterprises, Inc (Class A)	39,963
35,310		Nutraceutical International Corp	838
2,584,000	e	NVC Lighting Holdings Ltd	643
16,582		Oil-Dri Corp of America	559
28,999		Orchids Paper Products Co	802
53,284	e	Oriflame Cosmetics S.A.	1,690
3,150		Pacific Corp	1,154
62,200		Pigeon Corp	3,063
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
26,900		Pola Orbis Holdings, Inc	$965
259,566	*	Prestige Brands Holdings, Inc	7,818
1,155,000	e	Prince Frog International Holdings Ltd	808
9,287,243		Procter & Gamble Co	702,023
3,883,700		PT Unilever Indonesia Tbk	10,116
441,319		PZ Cussons plc	2,957
778,108		Reckitt Benckiser Group plc	56,891
44,754	*	Revlon, Inc (Class A)	1,243
2,600,000	e	Ruinian International Ltd	665
311,311	e	Shiseido Co Ltd	5,607
99,047		Spectrum Brands, Inc	6,521
17,200		ST Corp	175
510,483	*,e	Star Scientific, Inc	975
713,062		Svenska Cellulosa AB (B Shares)	17,969
63,005	e	Uni-Charm Corp	3,687
19,448	*,e	USANA Health Sciences, Inc	1,688
795,000	e	Vinda International Holdings Ltd	1,124
70,594		WD-40 Co	4,582
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,859,828

INSURANCE - 4.2%
4,091,349		ACE Ltd	382,787
256,627		Admiral Group plc	5,119
331,008		Aegon NV	2,449
1,152,417		Aflac, Inc	71,438
414,588		Ageas	16,800
24,935,407		AIA Group Ltd	117,335
92,511		Aksigorta AS	126
14,342	*	Alleghany Corp	5,875
1,195,447		Allianz AG.	188,078
250,815		Allied World Assurance Co Holdings Ltd	24,928
2,691,896		Allstate Corp	136,075
88,520	*	Alm Brand AS	315
200,745	*	AMBAC Financial Group, Inc	3,641
249,314	e	American Equity Investment Life Holding Co	5,290
452,305		American Financial Group, Inc	24,452
4,509,763		American International Group, Inc	219,310
9,409		American National Insurance Co	922
34,058	*	American Safety Insurance Holdings Ltd	1,029
82,619		Amerisafe, Inc	2,934
1,156,069		Amlin plc	7,570
3,360,072		AMP Ltd	14,464
104,159	e	Amtrust Financial Services, Inc	4,068
300,550		Anadolu Hayat Emeklilik AS	678
450,254	*	Anadolu Sigorta	288
664,451		Aon plc	49,462
19,455		April Group	411
537,161	*,e	Arch Capital Group Ltd	29,077
100,974		Argo Group International Holdings Ltd	4,330
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
155,372		Arthur J. Gallagher & Co	$6,782
393,241		Aspen Insurance Holdings Ltd	14,271
427,810		Assicurazioni Generali S.p.A.	8,559
432,942		Assurant, Inc	23,422
148,572		Assured Guaranty Ltd	2,786
1,299,795		Aviva plc	8,343
2,201,052		AXA S.A.	51,084
1,946,034		Axis Capital Holdings Ltd	84,283
4,146		Bajaj Finserv Ltd	40
38,758		Baldwin & Lyons, Inc (Class B)	945
25,800		Baloise Holding AG.	2,854
1,224,600		BB Seguridade Participacoes S.A.	12,051
1,152,347		Beazley plc	3,912
5,791,991	*	Berkshire Hathaway, Inc (Class B)	657,449
209,700		Brazil Insurance Participco	1,883
174,630		Brown & Brown, Inc	5,606
9,235,137		Cathay Financial Holding Co Ltd	13,158
525,472		Catlin Group Ltd	4,118
283,589		Chesnara plc	1,235
1,057,508	*,e	China Insurance International Holdings Co Ltd	1,512
9,089,124		China Life Insurance Co Ltd	23,538
2,549,706		China Life Insurance Co Ltd (Taiwan)	2,299
3,387,200	e	China Pacific Insurance Group Co Ltd	12,160
403,563		Chubb Corp	36,022
398,229		Cincinnati Financial Corp	18,780
177,285	*,e	Citizens, Inc (Class A)	1,532
44,774		Clal Insurance	809
4,100,000		ClearView Wealth Ltd	2,262
50,493		CNA Financial Corp	1,928
358,155		CNP Assurances	6,454
879,165		Conseco, Inc	12,660
329,118	e	Corp Mapfre S.A.	1,178
86,428	e	Crawford & Co (Class B)	838
2,701,000	e	Dai-ichi Mutual Life Insurance Co	38,681
83,725		Delta Lloyd NV	1,783
923,406		Direct Line Insurance Group plc	3,187
366,296		Discovery Holdings Ltd	2,956
26,513		Donegal Group, Inc (Class A)	371
48,554		Dongbu Insurance Co Ltd	2,087
24,702		Eastern Insurance Holdings, Inc	603
65,093	*	eHealth, Inc	2,100
19,884	e	EMC Insurance Group, Inc	600
109,556		Employers Holdings, Inc	3,258
158,558		Endurance Specialty Holdings Ltd	8,518
38,042	*	Enstar Group Ltd	5,197
34,853		Erie Indemnity Co (Class A)	2,526
795,609		esure Group plc	3,147
17,942		Euler Hermes S.A.	2,191
200,072		Everest Re Group Ltd	29,092
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
52,403		FBD Holdings plc	$1,056
35,382		FBL Financial Group, Inc (Class A)	1,589
465,359	e	Fidelity National Title Group, Inc (Class A)	12,379
435,250		First American Financial Corp	10,598
548,144	*	Fondiaria-Sai S.p.A	1,166
71,415	*	Fondiaria-Sai S.p.A (B Saving S)	133
1,864	*	Fondiaria-Sai S.p.A-RSP	316
17,951	*	Fortegra Financial Corp	153
537,111	*	Genworth Financial, Inc (Class A)	6,870
890,180		Gjensidige Forsikring BA	13,438
499,557	e	Great-West Lifeco, Inc	14,554
107,169	*,e	Greenlight Capital Re Ltd (Class A)	3,048
104,815		Grupo Catalana Occidente S.A.	3,187
48,801	*	Hallmark Financial Services	433
204,234		Hannover Rueckversicherung AG.	15,008
73,012		Hanover Insurance Group, Inc	4,039
38,500	*	Hanwha Non-Life Insurance Co Ltd	164
142,220		Harel Insurance Investments & Finances Ltd	816
5,637,866		Hartford Financial Services Group, Inc	175,450
503,520		HCC Insurance Holdings, Inc	22,064
31,533	e	HCI Group, Inc	1,288
12,036	*	Health Insurance Innovations, Inc	144
15,417		Helvetia Holding AG.	6,841
245,532	*	Hilltop Holdings, Inc	4,542
745,678		Hiscox Ltd	7,827
160,596		Horace Mann Educators Corp	4,558
182,410		Hyundai Marine & Fire Insurance Co Ltd	4,963
26,310	e	Independence Holding Co	376
97,008		Industrial Alliance Insurance and Financial Services, Inc	4,099
55,588		Infinity Property & Casualty Corp	3,591
115,449		ING Canada, Inc	6,924
4,007,774		Insurance Australia Group Ltd	21,970
4,387		Investors Title Co	329
199,889		Jardine Lloyd Thompson Group plc	3,059
16,159		Kansas City Life Insurance Co	715
41,958		Kemper Corp	1,410
560,000		Korea Life Insurance Co Ltd	3,623
230,725		Korean Reinsurance Co	2,746
211,656		Lancashire Holdings Ltd	2,632
21,152,015		Legal & General Group plc	67,119
387,909		Liberty Holdings Ltd	4,523
18,500	*	Lifenet Insurance Co	123
80,190		LIG Insurance Co Ltd	1,821
1,115,886		Lincoln National Corp	46,856
270,569		Loews Corp	12,646
44,101	*	Lotte Non-Life Insurance Co Ltd	125
234,679		Maiden Holdings Ltd	2,772
2,125,256	e	Manulife Financial Corp	35,158
11,770	*	Markel Corp	6,094
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,073,480		Marsh & McLennan Cos, Inc	$177,400
124,589	*,e	MBIA, Inc	1,275
199,103	e	Meadowbrook Insurance Group, Inc	1,294
456,562		Mediolanum S.p.A.	3,326
29,995	*	Menorah Mivtachim Holdings Ltd	353
430,360	*	Mercuries Life Insurance Co Lt	255
22,528		Mercury General Corp	1,088
144,555		Meritz Fire & Marine Insurance Co Ltd	1,854
6,592,673		Metlife, Inc	309,526
1,302,031		Metropolitan Holdings Ltd	3,164
392,760		Migdal Insurance Holdings Ltd	657
990,563	*	Milano Assicurazioni S.p.A.	709
1,235,688		Millea Holdings, Inc	40,512
631,236		Mitsui Sumitomo Insurance Group Holdings, Inc	16,545
181,194		Montpelier Re Holdings Ltd	4,720
386,843		Muenchener Rueckver AG.	75,621
25,259		National Interstate Corp	702
8,952		National Western Life Insurance Co (Class A)	1,806
47,968	*	Navigators Group, Inc	2,771
829,700	e	New China Life insurance Co Ltd	2,383
1,281,149		NKSJ Holdings, Inc	33,048
4,810,239		Old Mutual plc	14,601
514,959		Old Republic International Corp	7,930
91,721		OneBeacon Insurance Group Ltd (Class A)	1,354
866,249		PartnerRe Ltd	79,296
8,275,400	e	People’s Insurance Co Group of China Ltd	3,890
23,378	*	Phoenix Cos, Inc	904
298,598		Phoenix Group Holdings	3,603
94,180		Phoenix Holdings Ltd	349
12,353,831		PICC Property & Casualty Co Ltd	16,771
2,483,200	e	Ping An Insurance Group Co of China Ltd	18,485
117,320	e	Platinum Underwriters Holdings Ltd	7,008
243,231		Porto Seguro S.A.	3,073
396,307	e	Power Corp Of Canada	11,196
645,174	e	Power Financial Corp	20,075
184,961		Powszechny Zaklad Ubezpieczen S.A.	25,091
230,782		Primerica, Inc	9,310
1,306,254		Principal Financial Group	55,934
165,670		ProAssurance Corp	7,465
877,265		Progressive Corp	23,888
480,115		Protective Life Corp	20,429
2,756,841		Prudential Financial, Inc	214,978
6,501,889		Prudential plc	120,962
30,556,000		PT Panin Insurance Tbk	1,819
90,425,000	*	PT Panin Life Tbk	1,335
1,472,827		QBE Insurance Group Ltd	20,170
281,220		Reinsurance Group of America, Inc (Class A)	18,839
163,102		RenaissanceRe Holdings Ltd	14,766
1,711,785		Resolution Ltd	8,798
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
86,703		RLI Corp	$7,580
819,537		RMI Holdings	2,184
3,628,935		Royal & Sun Alliance Insurance Group plc	7,099
56,594		Safety Insurance Group, Inc	2,998
376,902		Sampo Oyj (A Shares)	16,213
99,279		Samsung Fire & Marine Insurance Co Ltd	22,792
126,434		Samsung Life Insurance Co Ltd	12,297
2,916,213		Sanlam Ltd	13,586
18,384		Schweizerische National-Versicherungs-Gesellschaft	853
360,359		SCOR	11,943
244,290		Selective Insurance Group, Inc	5,985
17,062,924		Shin Kong Financial Holding Co Ltd	5,775
265,000		Shinkong Insurance Co Ltd	196
76,038		Societa Cattolica di Assicurazioni SCRL	1,696
137,334		Sony Financial Holdings, Inc	2,523
629,887		St. James’s Place plc	6,267
38,996		Stancorp Financial Group, Inc	2,146
2,006,073		Standard Life plc	11,210
59,456		State Auto Financial Corp	1,245
85,563		Stewart Information Services Corp	2,737
424,354	*	Storebrand ASA	2,352
509,133		Sul America SA	3,669
1,369,909	e	Sun Life Financial, Inc	43,755
2,009,040		Suncorp-Metway Ltd	24,570
5,219		Swiss Life Holding	988
1,345,775		Swiss Re Ltd	111,498
113,700		Syarikat Takaful Malaysia BHD	327
322,463		Symetra Financial Corp	5,746
1,175,100		T&D Holdings, Inc	14,591
444,000		Taiwan Fire & Marine Insurance Co	332
979,409	*	Taiwan Life Insurance Co Ltd	757
2,373,178	*	Third Point Reinsurance Ltd	34,387
110,040		Tong Yang Life Insurance	1,045
140,425	*	Topdanmark AS	3,614
450,431		Torchmark Corp	32,589
226,842	e	Tower Group International Ltd	1,588
649,554		Travelers Cos, Inc	55,063
19,877		TrygVesta AS	1,831
454,200	*	Tune Ins Holdings BHD	284
894,400		Unipol Gruppo Finanziario S.p.A	3,965
850,753		Unipol Gruppo Finanziario S.p.A (Preference)	3,052
37,116	*,e	United America Indemnity Ltd	945
82,892		United Fire & Casualty Co	2,526
115,450		Universal Insurance Holdings, Inc	814
664,226		UnumProvident Corp	20,219
959,923		Validus Holdings Ltd	35,498
50,607		Vittoria Assicurazioni S.p.A.	559
190,399		W.R. Berkley Corp	8,160
6,978		White Mountains Insurance Group Ltd	3,961
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,375		Wiener Staedtische Allgemeine Versicherung AG.	$1,406
1,124,307		XL Capital Ltd	34,651
48,547		Yapi Kredi Sigorta AS	443
89,485		Zurich Financial Services AG.	23,068
		TOTAL INSURANCE	5,022,542

MATERIALS - 5.5%
118,532		A. Schulman, Inc	3,492
287,889	e	Acerinox S.A.	3,301
501,707		ACHEM Technology Corp	269
418,000		Achilles Corp	588
50,000		Acron JSC (ADR)	160
161,581		Adana Cimento	313
273,700		ADEKA Corp	3,248
1,042,006	e	Adelaide Brighton Ltd	3,588
37,546	*	Advanced Emissions Solutions, Inc	1,604
29,781	*	Advanced Metallurgical Group NV	283
47,153	*	Advansa Sasa Polyester Sanayi AS	21
171,379		Aeci Ltd	2,040
14,511	*	AEP Industries, Inc	1,078
145,516	e	African Barrick Gold Ltd	386
296,063	*,e	African Minerals Ltd	1,078
163,870		African Oxygen Ltd	360
295,679		African Rainbow Minerals Ltd	5,805
141,688		Agnico-Eagle Mines Ltd	3,752
356,663	e	Agrium, Inc (Toronto)	29,976
139,000		Aichi Steel Corp	763
355,050		Air Liquide	49,472
139,848		Air Products & Chemicals, Inc	14,904
128,422		Air Water, Inc	1,898
58,127		Airgas, Inc	6,164
553,723	*,e	AK Steel Holding Corp	2,076
112,938		Akcansa Cimento AS	562
624,492		Akzo Nobel NV	41,029
381,570	e	Alamos Gold, Inc	5,927
146,004		Albemarle Corp	9,189
630,746		Alcoa, Inc	5,122
414,604		Alent plc	2,380
64,588		Allegheny Technologies, Inc	1,971
402,052	*,e	Allied Nevada Gold Corp	1,681
1,026,500	e	Alpek SAB de C.V.	2,210
328,671		Altri SGPS S.A.	865
608,911	*	Alumina Ltd	582
5,057,300	*,e	Aluminum Corp of China Ltd	1,874
15,943	f	AMAG Austria Metall AG. (purchased date 5/31/2012, cost $313)	448
1,076,579		Ambuja Cements Ltd	3,141
104,438		AMCOL International Corp	3,413
2,975,925		Amcor Ltd	29,035
35,986	*,e	American Pacific Corp	1,971
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
140,020		American Vanguard Corp	$3,769
4,707,000		AMVIG Holdings Ltd	2,035
316,997		Anadolu Cam Sanayii AS	376
543,200	e	Anatolia Minerals Development Ltd	1,630
3,010,520	*,e	Angang New Steel Co Ltd	1,790
1,055,133		Anglo American plc (London)	25,909
72,408	*	Anglo Platinum Ltd	3,143
422,473		AngloGold Ashanti Ltd	5,624
76,161	*,e	AngloGold Ashanti Ltd (ADR)	1,011
3,651,094	e	Anhui Conch Cement Co Ltd	11,744
158,000		ANN JOO Resources BHD	60
1,713,641		Antofagasta plc	22,695
247,887	e	APERAM	3,820
168,994		Aptargroup, Inc	10,162
621,585	*	Aquarius Platinum Ltd	521
69,032	*	Arabian American Development Co	628
555,208		ArcelorMittal	7,612
392,484	*	Argonaut Gold, Inc	2,294
8,490		Arkema	946
36,674	e	Asahi Holdings, Inc	618
2,427,852		Asahi Kasei Corp	18,336
94,000		Asahi Organic Chemicals Industry Co Ltd	216
100,500	*	Asanko Gold, Inc	235
1,681,116		Ashland, Inc	155,470
1,750,000		Asia Cement China Holdings Corp	826
6,478	m	Asia Cement Co Ltd	585
4,887,773		Asia Cement Corp	6,185
59,639		Asia Plastic Recycling Holding Ltd	161
369,500		Asia Polymer	310
531,393		Asian Paints Ltd	3,901
77,977		Associated Cement Co Ltd	1,387
44,196	e	Assore Ltd	1,917
677,200		Atlas Consolidated Mining & Development	190
1,116,322		Atlas Iron Ltd	910
187,200	*	Augusta Resource Corp	383
33,324	*	Auriga Industries (Class B)	1,128
412,625		Avery Dennison Corp	17,957
1,428,770		Axiall Corp	53,993
8,060,294		AZ Electronic Materials S.A.	38,484
784,635	*	B2Gold Corp	1,958
8,789		Bagfas Bandirma Gubre Fabrik	174
134,544		Balchem Corp	6,963
262,563		Ball Corp	11,784
264,598		Ballarpur Industries Ltd	45
243,100	*	Banro Corp	158
1,286,845		Barrick Gold Corp (Canada)	23,962
1,100,485		BASF AG.	105,537
2,138		BASF India Ltd	18
67,077		Baticim Bati Anadolu Cimento Sanayii AS	202
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,096		Bayer CropScience Ltd	$126
4,494,600		BBMG Corp	3,014
92,533		BC Iron Ltd	379
751,278	*	Beadell Resources Ltd	651
118,966		Bekaert S.A.	4,448
303,000	*	Belo Sun Mining Corp	134
72,820		Bemis Co, Inc	2,841
362,200		Bengang Steel Plates Co	117
49,361		Berger Paints India Ltd	171
2,439,595	*	Berry Plastics Group, Inc	48,719
4,824,467		BHP Billiton Ltd	160,523
5,185,865		BHP Billiton plc	152,549
188,136		Billerud AB	1,898
876,725	*	BlueScope Steel Ltd	3,831
62,144	*	Boise Cascade Co	1,675
396,719		Boise, Inc	4,999
328,274		Boliden AB	4,915
1,470,704		Boral Ltd	6,600
5,340,000	*	Borneo Lumbung Energi & Metal	102
2,030,175		Borregaard ASA	8,805
10,943		Borusan Mannesmann Boru Sanayi	178
8,829,246	*	Boryszew S.A.	1,609
271,193		Bradespar S.A.	3,010
183,228		Braskem S.A.	1,467
74,542		Brush Engineered Materials, Inc	2,390
97,112		Buzzi Unicem S.p.A.	1,515
89,964		Buzzi Unicem S.p.A. RSP	790
5,600		C Uyemura & Co Ltd	237
38,465		Cabot Corp	1,643
469,597	*	Calgon Carbon Corp	8,918
177,900	e	Canexus Corp	1,302
215,568	*	Canfor Corp	4,868
74,500	e	Canfor Pulp Products, Inc	711
129,660		CAP S.A.	2,860
29,150		Capro Corp	244
372,811	*	Capstone Mining Corp	898
27,113		Carpenter Technology Corp	1,576
168,152	e	Cascades, Inc	978
70,761	*,e	Castle (A.M.) & Co	1,139
509,818		Celanese Corp (Series A)	26,913
125,539		Cementir S.p.A.	468
762,657		Cementos Argos S.A.	4,001
203,292	*	Cementos Argos S.A.(Preference)	1,066
657,988	*	Cemex Latam Holdings S.A.	5,178
21,937,774	*,e	Cemex S.A. de C.V.	24,570
1,300,122	*	Centamin plc	934
364,300		Centerra Gold, Inc	1,705
202,910	*	Century Aluminum Co	1,633
120,538		Century Textile & Industries Ltd	465
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
260,218		CF Industries Holdings, Inc	$54,862
457,166		Chambal Fertilizers & Chemicals Ltd	262
21,899		Chase Corp	643
51,517		Cheil Industries, Inc	4,394
420,756	*	Chemtura	9,673
2,191,560		Cheng Loong Corp	1,004
832,925		Chia Hsin Cement Corp	409
710,000		Chiho-Tiande Group Ltd	272
5,035,100		China BlueChemical Ltd	2,972
1,300,620		China General Plastics Corp	774
171,000		China Hi-ment Corp	315
670,000	*	China Manmade Fibers Corp	288
375,777		China Metal Products	494
3,613,200	e,m	China Metal Recycling Holdings Ltd	5
3,697,578	e	China National Building Material Co Ltd	3,558
2,111,175		China Petrochemical Development Corp	1,038
3,306,000	*,e	China Precious Metal Resources Holdings Co Ltd	469
1,422,000		China Rare Earth Holdings Ltd	229
8,008,800	e	China Resources Cement Holdings Ltd	5,327
1,950,000		China Sanjiang Fine Chemicals	821
5,027,200	e	China Shanshui Cement Group Ltd	1,941
216,000		China Steel Chemical Corp	1,271
12,880,228		China Steel Corp	11,302
937,000		China Synthetic Rubber Corp	892
663,000		China Vanadium Titano-Magnetite Mining Co Ltd	101
496,000	*	Chongqing Iron & Steel Co Ltd	71
213,616		Christian Hansen Holding	7,570
111,000		Chuetsu Pulp & Paper Co Ltd	174
83,000		Chugoku Marine Paints Ltd	517
1,398,328		Chun Yuan Steel	521
1,344,720	*	Chung Hung Steel Corp	398
169,950	*	Chung Hwa Pulp Corp	53
238,900		Cia de Minas Buenaventura S.A. (ADR) (Series B)	2,798
1,665,336		Cia Siderurgica Nacional S.A.	7,108
94,930	*	Ciech S.A.	714
166,669		Cimsa Cimento Sanayi Ve Tica	1,063
1,208,000		Citic Dameng Holdings	101
2,354,184		Clariant AG.	39,755
1,434		Clariant Chemicals India Ltd	12
86,704	*	Clearwater Paper Corp	4,142
4,082,742	e	Cliffs Natural Resources, Inc	83,696
63,833	*	CNK International Co Ltd	341
457,911	*	Coeur d’Alene Mines Corp	5,518
128,700	*,e	Colossus Minerals, Inc	100
460,939		Commercial Metals Co	7,813
86,132	*	Companhia Vale do Rio Doce	0	^
116,600	e	Companhia Vale do Rio Doce (ADR)	1,820
30,889		Compass Minerals International, Inc	2,356
582,604	*	Constellium NV	11,303
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
121,000	*	Corp Durango SAB de C.V.	$323
3,194,000	e	CPMC Holdings Ltd	2,377
3,569,795		CRH plc	85,775
30,301		CRH plc (Ireland)	728
325,171		Croda International plc	13,962
145,100	*	Cronus Resources Ltd	525
561,184	*	Crown Holdings, Inc	23,727
374,600		CSC Steel Holdings BHD	147
25,040,000	*	CST Mining Group Ltd	268
140,972	*,e	Cudeco Ltd	283
228,406		Cytec Industries, Inc	18,583
1,502,300		D&L Industries Inc	226
20,000		Daehan Steel Co Ltd	131
144,000		Dai Nippon Toryo Co Ltd	253
945,689		Daicel Chemical Industries Ltd	8,555
68,530		Daido Steel Co Ltd	403
91,000		Daiken Corp	260
187,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	823
1,063,754		Dainippon Ink and Chemicals, Inc	2,948
246,872		Daio Paper Corp	1,524
168,000		Daiso Co Ltd	524
225,400	*	Danhua Chemical Technology Co Ltd	142
19,216		DC Chemical Co Ltd	3,085
37,066		Deltic Timber Corp	2,414
1,546,000		Denki Kagaku Kogyo KK	6,034
170,532	*	Detour Gold Corp	1,445
498,515	*,e	Discovery Metals Ltd	45
120,914	*	Dominion Diamond Corp	1,478
58,873		Domtar Corp	4,676
23,360	*	Dongbu Steel Co Ltd	58
67,414		Dongjin Semichem Co Ltd	235
67,948		Dongkuk Industries Co Ltd	229
112,550		Dongkuk Steel Mill Co Ltd	1,550
21,542	*	Dongsung Finetec Co Ltd	187
1,644,000	e	Dongyue Group	800
5,396,510		Dow Chemical Co	207,226
580,000		Dowa Holdings Co Ltd	5,872
807,447		DRDGOLD Ltd	464
1,520,576		DS Smith plc	7,081
1,044,044		DSM NV	78,759
1,179,935		Du Pont (E.I.) de Nemours & Co	69,097
1,065,228		DuluxGroup Ltd	5,245
144,400	*	Dundee Precious Metals, Inc	799
111,557		Eagle Materials, Inc	8,093
15,600		Earth Chemical Co Ltd	592
271,060		Eastman Chemical Co	21,116
744,258		Ecolab, Inc	73,503
4,810		EG Corp	103
15,074		EID Parry India Ltd	31
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
587,406		El Ezz Steel Co	$989
1,084,726		Eldorado Gold Corp	7,319
1,708,344		Elementis plc	6,625
2,199,089		Empresas CMPC S.A.	6,680
18,824	*	EMS-Chemie Holding AG.	6,661
335,538	*,e	Endeavour Mining Corp	222
153,139	*	Endeavour Mining Corp (ADR)	101
230,100	*	Endeavour Silver Corp	987
3,373,780		Eregli Demir ve Celik Fabrikalari TAS	4,272
574,534		Eternal Chemical Co Ltd	485
120,900		Eternit S.A.	519
95,300		Eucatex S.A. Industria e Comercio	276
33,492		Eugene Corp	92
599,098		Everlight Chemical Industrial Corp	525
1,587,696		Evolution Mining Ltd	1,262
473,787	*	Evonik Industries AG.	17,501
342,224	e	Evraz plc	708
638,750		Feng Hsin Iron & Steel Co	1,122
101,400		Ferbasa-Ferro Ligas DA Bahia	649
667,482	e	Ferrexpo plc	1,913
296,667	*	Ferro Corp	2,703
44,100	*	Fertilizantes Heringer S.A.	154
408,563	*	Fibria Celulose S.A.	4,695
2,812,314		Filtrona plc	34,097
147,600	*	First Majestic Silver Corp	1,748
739,124	e	First Quantum Minerals Ltd	13,763
2,181,265	e	Fletcher Building Ltd	17,194
168,965	*,e	Flotek Industries, Inc	3,886
393,069		FMC Corp	28,191
75,040	*	Foosung Co Ltd	312
4,012,400		Formosa Chemicals & Fibre Corp	10,670
5,141,088		Formosa Plastics Corp	13,276
405,000		Formosan Rubber Group, Inc	336
1,227,732		Formosan Union Chemical	579
10,802,135	e	Fortescue Metals Group Ltd	48,111
164,400	*	Fortuna Silver Mines, Inc	600
5,207,100		Fosun International	4,109
14,300	e	FP Corp	1,075
117,792	*,e	Franco-Nevada Corp	5,344
4,089,338		Freeport-McMoRan Copper & Gold, Inc (Class B)	135,275
1,167,334		Fresnillo plc	18,378
49,245		Frutarom Industries Ltd	899
178,609		Fuchs Petrolub AG. (Preference)	14,950
3,121,200	e	Fufeng Group Ltd	1,164
27,852		Fuji Seal International, Inc	845
18,700		Fujimi, Inc	252
37,200		Fujimori Kogyo Co Ltd	1,218
416,000	e	Furukawa-Sky Aluminum Corp	1,397
14,431,000	e	Fushan International Energy Group Ltd	4,867
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
90,012		FutureFuel Corp	$1,617
34,782,600	*	G J Steel PCL	78
14,545,600	*	G Steel PCL	65
311,670	*	Gabriel Resources Ltd	260
341,242		Gammon Gold, Inc	1,302
148,413	*	Gem Diamonds Ltd	363
192,339	*,e	General Moly, Inc	317
1,960,702		Gerdau S.A. (Preference)	14,686
997,589	*,e	Gindalbie Metals Ltd	126
29,217		Givaudan S.A.	42,703
145,614		Glatfelter	3,942
750,300	*	Gleichen Resources Ltd	969
7,446,473		Glencore International AG.	40,548
257,301		Globe Specialty Metals, Inc	3,965
308,192		Gloria Material Technology Corp	231
175,000		Godo Steel Ltd	347
78,783		Godrej Industries Ltd	338
2,309,001		Gold Fields Ltd	10,572
103,615	e	Gold Resource Corp	687
899,551		Goldcorp, Inc	23,405
363,238	*,e	Golden Star Resources Ltd (Toronto)	150
8,356,418		Goldsun Development & Construction Co Ltd	3,305
6,187		Goltas Cimento	154
2,533,000		Grand Pacific Petrochemical	1,797
1,216,619		Grange Resources Ltd	216
2,866,956	*	Graphic Packaging Holding Co	24,541
605,755	*,m	Great Basin Gold Ltd	6
148,000		Great China Metal Industry	167
539,000		Greatview Aseptic Packaging Co	308
73,006		Greif, Inc (Class A)	3,579
29,921,560	*,e	G-Resources Group Ltd	987
728,208		Grupo Argos S.A.	8,610
162,223		Grupo Argos S.A.(Preference)	1,906
356,627		Grupo Empresarial Ence S.A.	1,245
6,261,949		Grupo Mexico S.A. de C.V. (Series B)	18,715
158,400	*,e	Grupo Simec SAB de C.V.	633
28,836	*,e	GSE Holding, Inc	60
33,088	*	Gubre Fabrikalari TAS	240
41,946		Gujarat Flourochemicals	158
118,398		Gujarat Mineral Development Corp Ltd	170
24,544		Gujarat Narmada Valley Fertilizers Co Ltd	23
488,901		Gujarat NRE Coke Ltd	98
125,675		Gujarat State Fertilisers & Chemicals Ltd	106
3,179,452	*,e,m	Gunns Ltd	30
1,584	*,m	Gunns Ltd (Forest)	0	^
105,742	*	Guyana Goldfields, Inc	232
34,498		H&R WASAG AG.	428
179,464		H.B. Fuller Co	8,110
2,488	*	Hadera Paper Ltd	153
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
23,210		Han Kuk Carbon Co Ltd	$178
7,020		Hanil Cement Manufacturing	457
17,730		Hansol Chemical Co Ltd	407
54,710		Hansol Paper Co	592
92,695		Hanwha Chemical Corp	1,794
149,287		Hanwha Corp	5,263
420,159		Harmony Gold Mining Co Ltd	1,443
30,056	e	Hawkins, Inc	1,134
56,412		Haynes International, Inc	2,557
461,229	*	Headwaters, Inc	4,146
1,278,300	e	Hecla Mining Co	4,014
21,430		HeidelbergCement AG.	1,656
58,726		Hexpol AB (Series B)	4,152
165,914		Highland Gold Mining Ltd	193
147,031		Hill & Smith Holdings plc	1,119
1,186,660		Hindalco Industries Ltd	2,124
379,882		Hitachi Chemical Co Ltd	6,133
180,830		Hitachi Metals Ltd	2,228
674,131		Ho Tung Chemical Corp	308
224,595	e	Hochschild Mining plc	658
37,286		Hoganas AB (Class B)	1,955
382,429	e	Hokuetsu Paper Mills Ltd	1,813
848,919		Holcim Ltd	63,293
151,972		Holmen AB (B Shares)	4,889
42,970		Honam Petrochemical Corp	7,934
2,160,000	*	Honbridge Holdings Ltd	262
173,623	*	Horsehead Holding Corp	2,163
49,000		Hsin Kuang Steel Co Ltd	32
3,013,700	e	Huabao International Holdings Ltd	1,267
615,800		Hubei Sanonda Co Ltd	509
38,250		Huchems Fine Chemical Corp	799
234,192		HudBay Minerals, Inc	1,917
192,996		Huhtamaki Oyj	4,136
532,000	*	Huili Resources Group Ltd	130
1,648,000	*,e	Hunan Non-Ferrous Metal Ltd	515
780,395		Huntsman Corp	16,084
29,311		Hyosung Corp	1,955
103,119		Hyundai Hysco	4,417
58,099		Hyundai Steel Co	4,470
848,400		IAMGOLD Corp	4,052
1,955,115	e	Iluka Resources Ltd	20,967
254,183		Imdex Ltd	209
244,132		Imerys S.A.	17,046
588,277		Impala Platinum Holdings Ltd	7,264
71,300	*	Imperial Metals Corp	858
418,990	*	Impexmetal S.A.	412
5,746,740		Incitec Pivot Ltd	14,429
500,536		Independence Group NL	1,847
267,893		India Cements Ltd	218
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
816,810	*	Indophil Resources NL	$130
198,200		Indorama Ventures PCL (ADR)	138
1,632,878		Indorama Ventures PCL (Foreign)	1,138
291,200	*,e	Industrias CH SAB de C.V.	1,724
149,470	e	Industrias Penoles S.A. de C.V.	4,395
650,570		Inner Mongolia Eerduosi Resourses Co Ltd	565
89,342		Innophos Holdings, Inc	4,715
103,665		Innospec, Inc	4,837
72,687		International Flavors & Fragrances, Inc	5,982
2,028,432		International Paper Co	90,874
131,505		Intertape Polymer Group, Inc	1,897
218,320	e	Intrepid Potash, Inc	3,423
1,354,000	*	IRC Ltd	159
441,000	*	Ishihara Sangyo Kaisha Ltd	460
662,365		Israel Chemicals Ltd	5,593
1,233		Israel Corp Ltd	651
5,220		ISU Chemical Co Ltd	82
78,622	e	Italcementi S.p.A.	601
149,644		Italcementi S.p.A. RNC	599
8,046	*	Italmobiliare S.p.A.	203
21,515	*	Italmobiliare S.p.A. RSP	327
639,500	*,e	Ivanhoe Mines Ltd	1,378
42,897	*	Izmir Demir Celik Sanayi AS	48
330,188		James Hardie Industries NV	3,289
199,599		Jastrzebska Spolka Weglowa S.A.	4,677
796,245		JFE Holdings, Inc	20,761
7,046,900	e	Jiangxi Copper Co Ltd	13,918
99,092		Jindal Saw Ltd	71
399,832		Jindal Steel & Power Ltd	1,507
209,900	*	Jinshan Gold Mines, Inc	595
196,632		Johnson Matthey plc	8,935
16,500		JSP Corp	270
302,955		JSR Corp	5,637
197,115		JSW Steel Ltd	2,303
275,810	e	K&S AG.	7,130
2,571,394	*,b,e,m	Kagara Zinc Ltd	24
75,790		Kaiser Aluminum Corp	5,400
264,715		Kaneka Corp	1,732
485,424		Kansai Paint Co Ltd	6,451
135,031		Kapstone Paper and Packaging Corp	5,779
80,636	*	Kardemir Karabuk Demir Celik S	153
153,308		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	127
51,528		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	29
1,215		Kartonsan Karton Sanayi	146
273,562	e	Kazakhmys plc	1,176
128,746	e	Kemira Oyj	1,987
453,250		KGHM Polska Miedz S.A.	17,887
834,300		Kian Joo Can Factory BHD	804
150,121	e	Kingsgate Consolidated Ltd	240
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,676,847		Kinross Gold Corp	$8,449
15,620		KISCO Corp	404
13,588		KISWIRE Ltd	460
1,063,755		Klabin S.A.	5,596
29,294		KMG Chemicals, Inc	644
35,000		Koatsu Gas Kogyo Co Ltd	189
1,238,680	*	Kobe Steel Ltd	2,309
8,750		Kolon Corp	181
48,694		Kolon Industries, Inc	2,577
956		Konya Cimento Sanayii	119
111,298		Koppers Holdings, Inc	4,747
14,252		Korea Kumho Petrochemical	1,346
3,109		Korea Petrochemical Ind Co Ltd	187
26,032		Korea Zinc Co Ltd	7,875
1,086,800		Koza Altin Isletmeleri AS	17,297
251,951	*	Koza Anadolu Metal Madencilik Isletmeleri AS	510
4,722		KPX Chemical Co Ltd	297
131,261	*	Kraton Polymers LLC	2,571
41,324	e	Kronos Worldwide, Inc	640
57,000	e	Krosaki Harima Corp	138
16,391		Kukdo Chemical Co Ltd	797
209,447	e	Kumba Iron Ore Ltd	9,675
54,000	e	Kumiai Chemical Industry Co Ltd	385
434,439	e	Kuraray Co Ltd	5,222
163,000		Kureha CORP	589
123,000		Kurimoto Ltd	366
16,900	e	Kyoei Steel Ltd	309
114,100	e	Labrador Iron Ore Royalty Corp	3,446
448,320		Lafarge Malayan Cement BHD	1,296
378,056		Lafarge S.A.	26,379
86,457	*	Landec Corp	1,055
235,687		Lanxess AG.	15,301
6,224,700		Lee & Man Paper Manufacturing Ltd	3,648
523,193		LEE Chang Yung Chem IND Corp	662
10,404	e	Lenzing AG.	773
1,426,000	*	Lepanto Consolidated Mining	15
74,063		LG Chem Ltd	21,179
13,633		LG Chem Ltd (Preference)	1,776
62,881		Linde AG.	12,461
249,000		Lingbao Gold Co Ltd	55
64,300		Lintec Corp	1,372
496,300		Lion Industries Corp BHD	135
761,000	*,e	LionGold Corp Ltd	947
28,854		Lock & Lock Co Ltd	690
137,345	*,e	London Mining plc	261
1,443,000		Long Chen Paper Co Ltd	532
591,002		Lonmin plc	3,052
606,399	*	Louisiana-Pacific Corp	10,667
96,764	*	LSB Industries, Inc	3,245
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,000		Luks Group Vietnam Holdings Ltd	$20
708,181	*	Lundin Mining Corp	3,114
2,530,962	*,e	Lynas Corp Ltd	946
2,835,442		LyondellBasell Industries AF S.C.A	207,639
14,285		Madras Cements Ltd	41
61,469	*	MAG. Silver Corp	363
220,000		Magnesita Refratarios S.A.	625
4,905		Maharashtra Seamless Ltd	14
228,112		Major Drilling Group International	1,641
3,087		Managem	474
111,393		Mardin Cimento Sanayii	235
10,355	*	Marrone Bio Innovations, Inc	174
40,492		Martin Marietta Materials, Inc	3,975
26,924		Maruichi Steel Tube Ltd	670
4,965,653		Masisa S.A.	362
17,291		Mayr-Melnhof Karton AG.	1,867
325,870		MeadWestvaco Corp	12,507
66,324	e	Mechel Steel Group OAO (ADR)	213
258,732		Medusa Mining Ltd	543
2,964,930	*	Merafe Resources Ltd	186
549,742	*	Metals X Ltd	69
520,100		Metalurgica Gerdau S.A.	4,966
162,400	e	Methanex Corp	8,337
1,841,590		Mexichem SAB de C.V.	8,026
5,926,000	e	Midas Holdings Ltd	2,200
351,591	*,e	Midway Gold Corp	336
683,838	*,e	Minera Frisco SAB de C.V.	1,768
108,873	*	Mineral Deposits Ltd	282
137,705		Minerals Technologies, Inc	6,799
2,688,400	*,e	Minmetals Resources Ltd	605
3,829,337	*,e	Mirabela Nickel Ltd	54
2,547,613	e	Mitsubishi Chemical Holdings Corp	11,938
321,158		Mitsubishi Gas Chemical Co, Inc	2,706
2,990,060		Mitsubishi Materials Corp	12,390
400,000	e	Mitsubishi Paper Mills Ltd	364
173,000		Mitsubishi Steel Manufacturing Co Ltd	564
973,402	e	Mitsui Chemicals, Inc	2,678
1,136,000		Mitsui Mining & Smelting Co Ltd	3,312
720,000		Mitsui Mining Co Ltd	1,007
293,409	*	Mittal Steel South Africa Ltd	1,033
722,463	e	MMC Norilsk Nickel (ADR)	10,410
543,434	*	MMX Mineracao e Metalicos S.A.	380
20,185		MNTech Co Ltd	146
488,049	*,e	Molycorp, Inc	3,202
233,994		Mondi Ltd	3,991
842,224		Mondi plc	14,211
3,607,232		Monsanto Co	376,487
53,400		Moorim P&P Co Ltd	287
1,144,446		Mosaic Co	49,234
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,022,985		Mount Gibson Iron Ltd	$2,081
267,267		Mpact Ltd	713
380,714		M-real Oyj (B Shares)	1,392
156,164		Myers Industries, Inc	3,140
214,269	*	Mytilineos Holdings S.A.	1,385
531,194	*,m	Nagarjuna Fertilizers & Chemicals	67
50,510		Namhae Chemical Corp	349
698,999		Nampak Ltd	2,173
5,885,813		Nan Ya Plastics Corp	12,384
737,418		Nantex Industry Co Ltd	531
68,919		Neenah Paper, Inc	2,709
41,100		Neturen Co Ltd	399
495,056		Nevsun Resources Ltd	1,576
703,536	*	New Gold, Inc	4,194
112,930	e	New World Resources plc (A Shares)	181
1,473,170		Newcrest Mining Ltd	16,202
63,077	e	NewMarket Corp	18,161
1,062,376		Newmont Mining Corp	29,853
167,200	*	NGEx Resources, Inc	291
1,481,250		Nickel Asia Corp	527
99,700		Nihon Nohyaku Co Ltd	1,105
54,874		Nihon Parkerizing Co Ltd	1,125
116,000		Nihon Yamamura Glass Co Ltd	219
2,255,800	e	Nine Dragons Paper Holdings Ltd	1,594
70,000	*,e	Nippon Carbide Industries Co I	242
115,000		Nippon Denko Co Ltd	348
199,800		Nippon Kayaku Co Ltd	2,884
1,641,800		Nippon Light Metal Holdings Co Ltd	2,530
330,523	e	Nippon Paint Co Ltd	5,292
205,900	*,e	Nippon Paper Industries Co Ltd	3,265
159,000		Nippon Shokubai Co Ltd	1,848
171,000		Nippon Soda Co Ltd	1,018
5,933,798		Nippon Steel Corp	20,211
57,810		Nippon Synthetic Chemical Industry Co Ltd	553
116,000		Nippon Valqua Industries Ltd	325
181,300		Nissan Chemical Industries Ltd	2,742
143,200		Nisshin Steel Holdings Co Ltd	1,906
132,000		Nittetsu Mining Co Ltd	738
255,079	e	Nitto Denko Corp	16,635
343,921		NOF Corp	2,216
136,776	e	Noranda Aluminium Holding Corp	336
193,227	e	Norbord, Inc	5,633
59,405		Norddeutsche Affinerie AG.	3,602
202,950	e	Norsk Hydro ASA	842
155,822	*,e	North American Palladium Ltd	153
13,010,000	*	North Mining Shares Co Ltd	587
373,755	*	Northam Platinum Ltd	1,580
77,963	*,e	Northern Dynasty Minerals	116
1,280,544		Northern Star Resources Ltd	1,019
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
344,582	*	Novagold Resources, Inc	$786
27,589	e	Novolipetsk Steel (GDR)	447
914,387		Nucor Corp	44,823
746,318	e	Nufarm Ltd	3,308
482,783	e	Nuplex Industries Ltd	1,388
434,818	e	Nyrstar	2,093
86,450	*,m	Nyrstar (Strip VVPR)	0	^
245,000	*	Ocean Plastics Co Ltd	280
635,200	*	OceanaGold Corp	944
1,852,259	e	OJI Paper Co Ltd	8,709
164,000		Okamoto Industries, Inc	519
280,493	e	Olin Corp	6,471
34,387		Olympic Steel, Inc	955
163,227	*	OM Group, Inc	5,514
350,588	*	OM Holdings Ltd	113
115,257		Omnia Holdings Ltd	2,319
156,442	*	Omnova Solutions, Inc	1,338
3,625,483		OneSteel Ltd	4,138
206,700	*,e	Orbite Aluminae Inc	91
478,644		Orica Ltd	8,968
11,200		Orient Cement Ltd	7
753,600		Oriental Union Chemical Corp	754
9,710		Orissa Minerals Development Co Ltd	283
15,300		Osaka Steel Co Ltd	301
559,500	*	Osisko Mining Corp	2,830
1,215,665	*,e	Outokumpu Oyj	818
1,863,330	*	Owens-Illinois, Inc	55,937
394,021		Oxiana Ltd	1,635
305,507		Pacific Metals Co Ltd	1,262
17,800		Pack Corp	326
705,935		Packaging Corp of America	40,302
29,649		Palabora Mining Co Ltd	342
2,553,405	*,e	Pan African Resources plc	682
190,800		Pan American Silver Corp	2,015
644,626		Pan Australian Resources Ltd	1,276
81,419		Papeles y Cartones de Europa S.A.	407
308,118	*,e	Papillon Resources Ltd	319
402,630	*,e	Paramount Gold and Silver Corp	519
242,400	*	Paranapanema S.A.	527
330,812		Park Elektrik Madencilik Sanayi Ve Ticaret AS	928
26,622	*,e	Penford Corp	381
663,688	*,e	Perseus Mining Ltd	345
211,115	e	Peter Hambro Mining plc	263
506,462	*	Petra Diamonds Ltd	977
6,333,400		Petronas Chemicals Group BHD	13,311
264,041	*,m	Pike River Coal Ltd	0	^
875,481		PolyOne Corp	26,886
11,560		Poongsan	300
79,210		Poongsan Corp	1,971
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
431,505	e	Portucel Empresa Produtora de Pasta e Papel S.A.	$1,568
132,433		POSCO	39,231
48,800		POSCO M-Tech Co Ltd	359
9,231		POSCO Refractories & Environment Co Ltd	1,173
1,626,576		Potash Corp of Saskatchewan Toronto	50,864
569,586		PPC Ltd	1,713
1,050,972		PPG Industries, Inc	175,575
583,568		Praxair, Inc	70,151
160,400	*,e	Premier Gold Mines Ltd	327
534,300		Press Metal BHD	363
100,200	*	Pretium Resources, Inc	692
205,286	*,e	Primero Mining Corp	1,118
22,454		Prism Cement Ltd	10
2,726,500		PT Aneka Tambang Tbk	335
2,156,500		PT Central Omega Resources Tbk	70
22,947,000	*,m	PT Darma Henwa Tbk	99
3,563,500		PT Holcim Indonesia Tbk	731
1,769,900		PT Indocement Tunggal Prakarsa Tbk	2,752
3,574,000		PT International Nickel Indonesia Tbk	695
11,168,500		PT Krakatau Steel Tbk	492
4,555,500		PT Semen Gresik Persero Tbk	5,121
8,299,000		PT Timah Tbk	1,154
7,208,287		PTT Global Chemical PCL	17,204
50,739		Quaker Chemical Corp	3,706
424,638	*,e	Qualipak International Holdings Ltd	41
93,891		Rain Commodities Ltd	56
17,540		Rallis India Ltd	43
43,052		Randgold Resources Ltd	3,086
98,361	e	Rautaruukki Oyj	762
46,563		Recticel S.A.	315
436,656	*	Regis Resources Ltd	1,653
403,489		Reliance Steel & Aluminum Co	29,564
632,767		Rengo Co Ltd	3,495
729,463		Rentech, Inc	1,444
276,232	*,e	Resolute Forest Products	3,652
2,817,237		Resolute Mining Ltd	1,711
235,959		Rexam plc	1,839
53,494		RHI AG.	1,767
81,738	*	Rio Alto Mining Ltd	164
411,544		Rio Tinto Ltd	23,822
1,527,874		Rio Tinto plc	74,580
464,488		Rock-Tenn Co (Class A)	47,039
208,333		Rockwood Holdings, Inc	13,937
673,700	*	Romarco Minerals, Inc	255
116,000		Rotam Global Agrosciences Ltd	212
81,850	*	Royal Bafokeng Platinum Ltd	501
131,807		Royal Gold, Inc	6,414
197,781		RPC Group plc	1,458
372,466		RPM International, Inc	13,483
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
126,430	*	RTI International Metals, Inc	$4,051
349,400	*,e	Rubicon Minerals Corp	444
23,741		Sa des Ciments Vicat	1,687
195,500	*,e	Sabina Gold & Silver Corp	167
7,659,040	*	Sahaviriya Steel Industries PCL	93
218,000		Sakai Chemical Industry Co Ltd	786
50,419		Salzgitter AG.	2,094
2,833		Sam Kwang Glass Ind Co Ltd	156
25,546		Samsung Fine Chemicals Co Ltd	1,162
246,040		San Fang Chemical Industry Co Ltd	245
120,903	*	Sandfire Resources NL	726
117,700	*,e	Sandstorm Gold Ltd	636
174,000		Sanyo Chemical Industries Ltd	1,200
133,000	*	Sanyo Special Steel Co Ltd	697
530,628	*	Sappi Ltd	1,335
752,620		Satipel Industrial S.A.	4,479
226,793	e	Schmolz + Bickenbach AG.	885
100,290		Schnitzer Steel Industries, Inc (Class A)	2,762
212,738		Schweitzer-Mauduit International, Inc	12,877
105,086		Scotts Miracle-Gro Co (Class A)	5,783
55,938	*,e	Seabridge Gold, Inc	590
45,606		Seah Besteel Corp	1,288
2,498		SeAH Holdings Corp	232
11,868		SeAH Steel Corp	1,031
2,310,598		Sealed Air Corp	62,825
1,261,000		Sekisui Plastics Co Ltd	3,551
900,620	e	SEMAFO, Inc	2,168
123,548		Semapa-Sociedade de Investimento e Gestao	1,160
196,848		Sensient Technologies Corp	9,427
11,828	*,e	Sequana S.A.	101
2,285,535		Sesa Goa Ltd	6,614
17,850		Sesoda Corp	19
187,608	e	Severstal (GDR)	1,612
800,000		Shandong Chenming Paper Holdings Ltd	306
1,296,050		Shandong Chenming Paper Holdings Ltd (Class B)	640
155,400	*	Shanghai Chlor-Alkali Chemical Co Ltd	72
246,300		Shanghai Yaohua Pilkington Glass Co Ltd	126
201,000		Sheng Yu Steel Co Ltd	149
587,746	e	Sherritt International Corp	2,203
553,315		Sherwin-Williams Co	100,803
218,000	*	Shihlin Paper Corp	328
11,529	*	Shine Co Ltd	100
487,727		Shin-Etsu Chemical Co Ltd	29,925
60,200		Shin-Etsu Polymer Co Ltd	209
3,959,032		Shinkong Synthetic Fibers Corp	1,353
259,000		Shiny Chemical Industrial Co Ltd	408
3,738,000	*,e	Shougang Concord International Enterprises Co Ltd	186
1,117,723		Showa Denko KK	1,519
5,300		Siam Cement PCL	72
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
185,100		Siam Cement PCL (ADR)	$2,526
670,200		Siam Cement PCL (Foreign)	9,225
1,765,012	*	Sibanye Gold Ltd	2,215
105,939		Sigma-Aldrich Corp	9,037
1,131,000	m	Sijia Group Co	1
1,855		Sika AG.	5,413
175,343		Silgan Holdings, Inc	8,241
368,662	*,e	Silver Lake Resources Ltd	275
105,642	*	Silver Standard Resources, Inc	651
1,137,426		Silver Wheaton Corp	28,180
362,577	e	Silvercorp Metals, Inc	1,183
292,902	e	Sims Group Ltd	2,603
5,894,000	e	Sinochem Hong Kong Holding Ltd	982
1,116,000		Sinon Corp	572
3,887,900	e	Sinopec Shanghai Petrochemical Co Ltd	1,451
1,366,171	*,e	Sirius Minerals plc	220
21,402		SK Chemicals Co Ltd	932
24,767		SKC Co Ltd	693
864,767		Smurfit Kappa Group plc	19,552
333,248		Smurfit Kappa Group plc (Euro Comp)	7,523
155,746		Sociedad Quimica y Minera de Chile S.A. (Class B)	4,733
2,028		Societe Internationale de Plantations d’Heveas S.A.	158
11,472		SODIFF Advanced Materials Co Ltd	382
878,478		Solar Applied Materials Technology Co	779
82,332		Solvay S.A.	12,348
15,770		Songwon Industrial Co Ltd	167
199,966		Sonoco Products Co	7,787
259,351	*	South Valley Cement	185
385,000		Southeast Cement Co Ltd	204
1,977,534	e	Southern Copper Corp (NY)	53,868
216,609	e	Ssab Svenskt Stal AB (Series A)	1,414
97,178		Ssab Svenskt Stal AB (Series B)	535
44,540	*	Ssangyong Cement Industrial Co Ltd	247
718,381	*,e	St Barbara Ltd	378
749,398		Steel Dynamics, Inc	12,522
12,700		Stella Chemifa Corp	202
68,050		Stepan Co	3,929
474,973	*,e	Stillwater Mining Co	5,229
5,583		STO AG.	1,007
2,237,984		Stora Enso Oyj (R Shares)	18,978
783,221		Sumitomo Bakelite Co Ltd	2,838
1,298,329	*	Sumitomo Chemical Co Ltd	4,968
599,000	m	Sumitomo Light Metal Industries Ltd	696
1,089,109		Sumitomo Metal Mining Co Ltd	15,476
948,193		Sumitomo Osaka Cement Co Ltd	3,822
158,000		Sumitomo Seika Chemicals Co Ltd	945
25,412	e	Sumitomo Titanium Corp	547
333,773	*	SunCoke Energy, Inc	5,674
3,011,979	*	Sundance Resources Ltd	205
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
13,211		Supreme Industries Ltd	$71
1,236,900		Suzano Papel e Celulose S.A.	4,883
165,854		Symrise AG.	7,347
82,664		Syngenta AG.	33,785
1,540,426		Synthos S.A.	2,352
73,389	*	Syrah Resources Ltd	184
94,100		Ta Ann Holdings BHD	110
1,200,320		TA Chen Stainless Pipe	562
1,235		Taekwang Industrial Co Ltd	1,379
173,311	*,e	Tahoe Resources, Inc	3,106
111,700	*	Tahoe Resources, Inc (Toronto)	2,011
1,600,174	e	Taiheiyo Cement Corp	6,997
8,082,988		Taiwan Cement Corp	11,704
1,006,600		Taiwan Fertilizer Co Ltd	2,372
335,345		Taiwan Hon Chuan Enterprise Co Ltd	728
155,000		Taiwan Prosperity Chemical Corp	163
1,068,980	*	Taiwan Styrene Monomer	725
19,700	e	Taiyo Ink Manufacturing Co Ltd	614
182,464	e	Taiyo Nippon Sanso Corp	1,226
113,000		Takasago International Corp	591
126,000		Takiron Co Ltd	543
4,738,329	*,e	Talvivaara Mining Co plc	667
60,252	*	Taminco Corp	1,223
152,000	*,m	Tang Eng Iron Works Co Ltd	150
120,154	*,e	Tanzanian Royalty Exploration Corp	309
258,359	*	Taseko Mines Ltd	534
327,388		Tata Steel Ltd	1,423
526,000	e	TCC International Holdings Ltd	167
35,231		Technosemichem Co Ltd	1,687
1,071,212	e	Teck Cominco Ltd	28,786
5,660,713	e	Teijin Ltd	13,083
33,651		Ten Cate NV	949
41,500		Tenma Corp	567
30,297	e	Tessenderlo Chemie NV	769
73,318	*,e	Texas Industries, Inc	4,862
201,381	*,e	Thompson Creek Metals Co, Inc (Toronto)	721
394,075		Thye Ming Industrial Co Ltd	440
52,690		ThyssenKrupp AG.	1,262
2,586,000		Tiangong International Co Ltd	685
1,865,808	*	Tiger Resources Ltd	532
320,936	*	Timmins Gold Corp	542
82,825	*	Titan Cement Co S.A.	2,062
441,000		Toagosei Co Ltd	1,967
40,000		Toda Kogyo Corp	128
34,900	e	Toho Titanium Co Ltd	291
169,000		Toho Zinc Co Ltd	547
701,000		Tokai Carbon Co Ltd	2,438
631,000	e	Tokuyama Corp	2,475
123,200		Tokyo Ohka Kogyo Co Ltd	2,745
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
152,796	*,e	Tokyo Rope Manufacturing Co Ltd	$270
135,200		Tokyo Steel Manufacturing Co Ltd	803
1,317,750		Ton Yi Industrial Corp	1,221
18,613	*,m	Tong Yang Major Corp	0	^
266,000		Topy Industries Ltd	590
395,534		Toray Industries, Inc	2,608
1,255,005		Tosoh Corp	5,192
317,000		Toyo Ink Manufacturing Co Ltd	1,651
111,000		Toyo Kohan Co Ltd	426
341,050		Toyo Seikan Kaisha Ltd	6,721
2,431,676		Toyobo Co Ltd	4,674
1,555,500		TPI Polene PCL	562
92,547		Tredegar Corp	2,406
770,335		TSRC Corp	1,375
122,685		Tubacex S.A.	486
127,313		Tubos Reunidos S.A.	299
815,900		Tung Ho Steel Enterprise Corp	722
646,678	*	Turquoise Hill Resources Ltd	2,857
1,417,136		UBE Industries Ltd	2,677
19,357	*	UFP Technologies, Inc	441
73,728		Ultra Tech Cement Ltd	2,133
15,715		Umicore	763
34,600		Uniao de Industrias Petroquimicas S.A.	7
9,791		Unid Co Ltd	587
511,629		United Phosphorus Ltd	1,185
11,104	*	United States Lime & Minerals, Inc	651
305,730	e	United States Steel Corp	6,295
619,000		Universal Cement Corp	534
25,829	*	Universal Stainless & Alloy	840
1,583,632		UPC Technology Corp	750
949,263		UPM-Kymmene Oyj	13,134
499,223	e	Uralkali (GDR)	12,951
46,448	*	US Concrete, Inc	932
69,555	e	US Silica Holdings Inc	1,732
2,332,987		USI Corp	1,656
759,562		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	3,605
2,332,418		Vale S.A.	36,265
2,801,506		Vale S.A. (Preference)	39,868
221,635		Valspar Corp	14,058
557,702		Vedanta Resources plc	9,757
251		Vetropack Holding AG.	508
103,344		Victrex plc	2,672
118,277	*	Viohalco S.A.	736
365,231		Voestalpine AG.	17,460
81,650		Vulcan Materials Co	4,230
100,436		Wacker Chemie AG.	9,916
2,105,539	e	Walter Energy, Inc	29,541
164,188		Wausau Paper Corp	2,133
107,123		Welspun-Gujarat Stahl Ltd	51
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,818,000	e	West China Cement Ltd	$426
426,687		West Fraser Timber Co Ltd	38,396
388,572	e	Western Areas NL	1,040
287,718	*	Western Desert Resources Ltd	183
187,797		Westlake Chemical Corp	19,655
16,860	*	WHX Corp	402
1,975,000		Winsway Coking Coal Holding Ltd	158
260,813		Worthington Industries, Inc	8,980
816,600	*	WR Grace & Co	71,371
1,118,000	e	Xinjiang Xinxin Mining Industry Co Ltd	179
500,000		Xiwang Special Steel Co Ltd	58
1,045,728	e	Yamana Gold, Inc	10,873
5,512		Yamato Kogyo Co Ltd	205
545,771		Yara International ASA	22,536
570,000		Yeun Chyang Industrial Co Ltd	395
3,463,670		Yieh Phui Enterprise	1,106
1,812,600	e	Yingde Gases	1,775
582,000		Yip’s Chemical Holdings Ltd	506
148,000		Yodogawa Steel Works Ltd	654
42,970		Youlchon Chemical Co Ltd	476
1,380,500		Youyuan International Holdings Ltd	406
1,537,285		Yuen Foong Yu Paper Manufacturing Co Ltd	770
350,178		Yule Catto & Co plc	1,349
99,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	227
15,173		Zaklady Azotowe w Tarnowie-Moscicach S.A.	359
40,165		Zaklady Chemiczne Police S.A.	343
397,512	e	Zeon Corp	5,098
86,847		Zep, Inc	1,412
1,441,500	e	Zhaojin Mining Industry Co Ltd	1,290
44,894		Zignago Vetro S.p.A.	283
14,081,800	e	Zijin Mining Group Co Ltd	3,394
108,494	*,e	Zoltek Cos, Inc	1,811
		TOTAL MATERIALS	6,495,081

MEDIA - 3.5%
1,500,000		ABS-CBN Holdings Corp (ADR)	1,206
88,032	e	AH Belo Corp (Class A)	691
241,460	e	Aimia, Inc	4,208
338,027	*	AMC Networks, Inc	23,148
71,909	e	Antena 3 de Television S.A.	924
1,032,077		APN News & Media Ltd	367
170,172	*	Arnoldo Mondadori Editore S.p.A.	219
5,931	*,e	Artprice.com	138
34,900		Asatsu-DK, Inc	949
4,057,600		Astro Malaysia Holdings BHD	3,635
45,959		Avex Group Holdings, Inc	1,340
63,176		Axel Springer AG.	3,523
10,390		Beasley Broadcasting Group, Inc	90
632,300		BEC World PCL (ADR)	1,150
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,227,300		BEC World PCL (Foreign)	$2,231
381,611		Belo (A.H.) Corp (Class A)	5,228
16,228,600		Benpres Holdings Corp	1,690
163,073		Borussia Dortmund GmbH & Co KGaA	827
11,906,423		British Sky Broadcasting plc	167,695
439,869		Cablevision Systems Corp (Class A)	7,407
44,505		Cairo Communication S.p.A.	234
120,997		Canal Plus	916
97,655	*	Carmike Cinemas, Inc	2,156
2,788,877		CBS Corp (Class B)	153,834
61,000	*,e	Central European Media Enterprises Ltd (Class A)	314
297,769	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	1,569
260,196	*	Charter Communications, Inc	35,064
101,300		Cheil Communications, Inc	2,337
78,978		Chime Communications plc	386
2,370,000	*	ChinaVision Media Group Ltd	147
258,769		Cinemark Holdings, Inc	8,213
162,269	e	Cineplex Galaxy Income Fund	6,019
219,804		Cineworld Group plc	1,352
436,000		City Telecom (HK) Ltd	136
14,500		CJ CGV Co Ltd	742
25,844	*	CJ E&M Corp	946
54,725		Clear Channel Outdoor Holdings, Inc (Class A)	449
45,982		Cogeco Cable, Inc	2,162
15,828,634		Comcast Corp (Class A)	714,663
21,400	*,e	COOKPAD, Inc	803
108,611	*,e	Corus Entertainment, Inc	2,611
130,247	*,e	Crown Media Holdings, Inc (Class A)	401
48,379		CTS Eventim AG.	2,135
320,310	*,e	Cumulus Media, Inc (Class A)	1,698
63,900		CyberAgent, Inc	1,770
203,896	*	Cyfrowy Polsat S.A.	1,388
33,110		Daekyo Co Ltd	212
68,100		Daiichikosho Co Ltd	1,859
3,025	*,e	Daily Journal Corp	445
704,683	e	Daily Mail & General Trust	8,689
4,402,153	*	DEN Networks Ltd	11,746
202,042		Dentsu, Inc	7,707
62,960	*	Dex Media, Inc	512
88,761	*,e	Digital Generation, Inc	1,148
2,113,256	*	DIRECTV	126,267
932,810	*	Discovery Communications, Inc (Class A)	78,748
342,435	*	Discovery Communications, Inc (Class C)	26,751
1,910,613		DISH Network Corp (Class A)	85,997
772,072	*	Dogan Yayin Holding	256
44,677	*,e	DreamWorks Animation SKG, Inc (Class A)	1,272
96,420	*,e	Entercom Communications Corp (Class A)	847
246,792		Entravision Communications Corp (Class A)	1,456
1,086,281		Eros International Media Ltd	2,355
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
417,739		Eutelsat Communications	$13,203
125,998	*	EW Scripps Co (Class A)	2,312
4,845		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	73
368,000		Fuji Television Network, Inc	8,105
67,000	e	Gakken Co Ltd	207
5,423	*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	71
836,099		Gannett Co, Inc	22,399
200,925		Gestevision Telecinco S.A.	2,314
70,520	*	Global Sources Ltd	523
191,903	*	Gray Television, Inc	1,506
4,983,527	e	Grupo Televisa S.A.	27,858
323,250		Gruppo Editoriale L’Espresso S.p.A.	474
250,010		Hakuhodo DY Holdings, Inc	1,863
173,747		Harte-Hanks, Inc	1,534
58,909	*	Hathway Cables and Datacom Pvt Ltd	270
404,995		Havas S.A.	3,166
39,339	*,e	Hemisphere Media Group, Inc	462
242,999	*	Hurriyet Gazetecilik AS	85
32,450		Hyundai Hy Communications & Network Co	153
1,069,882	*	IBN18 Broadcast Ltd	337
948,850		Informa plc	8,064
3,358,726		Interpublic Group of Cos, Inc	57,703
43,459		IPSOS	1,633
9,392,636		ITV plc	26,652
12,757		Jagran Prakashan Ltd	17
689,297		JC Decaux S.A.	25,378
23,182	*	Jcontentree Corp	101
2,530,372	e	John Fairfax Holdings Ltd	1,266
58,362		John Wiley & Sons, Inc (Class A)	2,783
170,892	*	Journal Communications, Inc (Class A)	1,461
321,310	*	Juventus Football Club S.p.A.	88
3,086	e	Kabel Deutschland Holding AG.	392
43,881	e	Kadokawa Holdings, Inc	1,551
6,792		Kinepolis	973
27,180		KT Skylife Co Ltd	737
15,983		Lagardere S.C.A.	519
153,918	*	Lamar Advertising Co (Class A)	7,239
1,238,368	*	Liberty Global plc (Class A)	98,265
303,869	*	Liberty Media Corp	44,714
5,905	*	LIN Media LLC	120
1,105,758	*,e	Lions Gate Entertainment Corp	38,757
569,114	*	Live Nation, Inc	10,557
4,837		Loen Entertainment, Inc	58
42,361	e	Loral Space & Communications, Inc	2,869
162,938		M6-Metropole Television	3,495
310,375	*	Madison Square Garden, Inc	18,023
283,300		Major Cineplex Group PCL	169
98,915	e	Martha Stewart Living Omnimedia, Inc (Class A)	228
204,729	*,e	McClatchy Co (Class A)	614
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
794,056		McGraw-Hill Cos, Inc	$52,082
454,600		MCOT PCL	502
91,111		MDC Partners, Inc	2,549
1,202,800		Media Chinese International Ltd	402
71,896	*,e	Media General, Inc (Class A)	1,025
1,365,100		Media Prima BHD	1,135
931,790		Mediaset S.p.A.	3,781
280,000	*,e	Megacable Holdings SAB de C.V.	903
141,468	e	Meredith Corp	6,737
145,359		Modern Times Group AB (B Shares)	7,585
53,818	e	Morningstar, Inc	4,266
107,800		Multiplus S.A.	1,255
687,226		Naspers Ltd (N Shares)	63,625
263,435		National CineMedia, Inc	4,968
161,717		Navneet Publications India	137
509,901	*,e	New York Times Co (Class A)	6,409
402,166	*	News Corp	6,459
157,724		Nexstar Broadcasting Group, Inc (Class A)	7,020
417,966		Omnicom Group, Inc	26,516
830,000		Oriental Press Group	95
480,849	*,e	PagesJaunes Groupe S.A.	1,106
267,648		Pearson plc	5,447
412,462	*	Perform Group plc	3,738
3,070,000	e	Phoenix Satellite Television Holdings Ltd	1,097
1,552,000		Pico Far East Holdings Ltd	508
621,697	*	Premiere AG.	5,734
365,953	*,e	Promotora de Informaciones S.A.	160
896,474		ProSiebenSat. Media AG.	38,082
11,600	e	Proto Corp	169
33,655,000		PT Bhakti Investama Tbk	1,017
7,190,100		PT Global MediaCom Tbk	1,198
4,351,800		PT Media Nusantara Citra Tbk	1,015
63,248,361	*	PT MNC Sky Vision Tbk	9,775
582,587	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	3,467
5,667,500		PT Surya Citra Media Tbk	1,248
314,533		Publicis Groupe S.A.	25,021
107,672		Quebecor, Inc	2,554
45,921	*,e	ReachLocal, Inc	547
56,847	*	Reading International, Inc	374
2,043,861		Reed Elsevier NV	41,100
5,157,283		Reed Elsevier plc	69,517
322,263	e	Regal Entertainment Group (Class A)	6,117
34,187	*	Rentrak Corp	1,115
268,476		Rightmove plc	10,292
494,864		RTL Group	50,217
18,401		Saga Communications, Inc	817
33,270		Salem Communications	275
96,021	e	Sanoma-WSOY Oyj	801
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
56,500		Saraiva S.A. Livreiros Editores	$730
60,420		SBS Media Holdings Co Ltd	248
113,872		Schibsted ASA	5,871
104,177	e	Scholastic Corp	2,985
399,264		Scripps Networks Interactive (Class A)	31,187
138,044		SES Global S.A.	3,950
589,638	*,e	Shaw Communications, Inc (B Shares)	13,693
99,000	e	Shochiku Co Ltd	971
223,426		Sinclair Broadcast Group, Inc (Class A)	7,489
250,101	e	Singapore Press Holdings Ltd	819
540,000		SinoMedia Holding Ltd	470
15,237,787	e	Sirius XM Radio, Inc	58,970
1,553,448		Sky Network Television Ltd	7,502
350,900		Sky Perfect Jsat Corp	1,829
21,961	*	SM Entertainment Co	778
2,680,000	*	SMI Corp Ltd	60
32,000		Smiles S.A.	417
139,667		Societe Television Francaise 1	2,431
1,562,281		Southern Cross Media Group	2,577
297,918	*	Starz-Liberty Capital	8,380
21,867	*	Stroer Out-of-Home Media AG.	352
391,763		STW Communications Group Ltd	597
247,852		Sun TV Network Ltd	1,557
47,000		T4F Entretenimento S.A.	148
107,709		Telenet Group Holding NV	5,363
560,081		Television Broadcasts Ltd	3,533
2,082,630	*	Ten Network Holdings Ltd	563
69,807	*,m	Tera Resource Co Ltd	31
723,791	e	Thomson Corp	25,340
380,274	e	Thomson Corp (Toronto)	13,298
2,080,052		Time Warner Cable, Inc	232,134
3,881,712		Time Warner, Inc	255,455
185,000		Toei Animation Co Ltd	4,815
623,885		Toei Co Ltd	3,774
83,505		Toho Co Ltd	1,744
22,600		Tohokushinsha Film Corp	217
150,000		Tokyo Broadcasting System, Inc	2,041
545,224	*	Tribune Co	34,398
293,159	*	Trinity Mirror plc	589
21,800		TV Asahi Corp	507
3,333,463	e	TV Azteca S.A. de C.V.	1,887
457,606		TVN S.A.	2,068
5,465,131		Twenty-First Century Fox, Inc	183,082
353,422		United Business Media Ltd	4,087
143,246	*	Usen Corp	338
153,492	e	Valassis Communications, Inc	4,433
3,577,920		Viacom, Inc (Class B)	299,043
1,909,600	*,e	Viva China Holdings Ltd	107
4,114,000		VODone Ltd	308
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,613,570		Walt Disney Co	$426,509
13,578		Washington Post Co (Class B)	8,301
781,230		West Australian Newspapers Holdings Ltd	1,751
43,461		Wolters Kluwer NV	1,121
29,600		Woongjin Thinkbig Co Ltd	179
118,466	e	World Wrestling Entertainment, Inc (Class A)	1,205
2,766,799		WPP plc	56,858
8,100		YG Entertainment, Inc	414
13,988,700	*	Zee Entertainment Enterprises Ltd	11,289
388,406		ZEE Telefilms Ltd	1,419
28,800	e	Zenrin Co Ltd	324
		TOTAL MEDIA	4,189,214

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
13,600	*,e	3-D Matrix Ltd	560
18,156	*,e	AB Science S.A.	437
6,405,863		AbbVie, Inc	286,534
282,072		Abcam plc	2,311
27,840	*	Ablynx NV	301
332,726	*,e	Acadia Pharmaceuticals, Inc	9,140
36,920	*,e	Accelerate Diagnostics, Inc	495
6,766	*,e	Acceleron Pharma, Inc	150
101,880	*,e	AcelRx Pharmaceuticals, Inc	1,097
312,476	*,e	Achillion Pharmaceuticals, Inc	944
216,686	*	Acorda Therapeutics, Inc	7,428
414,014	e	Acrux Ltd	1,277
788,401	*,e	Actavis, Inc	113,530
280,039		Actelion Ltd	19,883
49,050	*,e	Active Biotech AB	494
496,915		Adcock Ingram Holdings Ltd	3,393
87,000	*	Adimmune Corp	122
189,433	*,e	Aegerion Pharmaceuticals, Inc	16,236
277,669	*,e	Affymetrix, Inc	1,722
18,059	*,e	Agenus, Inc	50
1,261,720		Agilent Technologies, Inc	64,663
16,932	*	Agios Pharmaceuticals, Inc	473
195,013	*,e	Akorn, Inc	3,838
86,078	*	Albany Molecular Research, Inc	1,110
15,000		Alembic Pharmaceuticals Ltd	33
1,760,410	*	Alexion Pharmaceuticals, Inc	204,489
238,100	*,e	Algeta ASA	9,179
60,407	*,e	Alimera Sciences, Inc	227
9,265		ALK-Abello AS	882
790,928	*	Alkermes plc	26,591
1,554,661		Allergan, Inc	140,619
211,713	*	Alnylam Pharmaceuticals, Inc	13,552
113,562	*	AMAG Pharmaceuticals, Inc	2,439
3,503,994		Amgen, Inc	392,237
100,632	*,e	Amicus Therapeutics, Inc	233
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
81,756	*,e	Ampio Pharmaceuticals, Inc	$613
80,246	*,e	Anacor Pharmaceuticals, Inc	852
316	*,e	AnGes MG, Inc	267
242,954		Apex Biotechnology Corp	626
15,102	*	Aratana Therapeutics, Inc	247
867,962	*,e	Arena Pharmaceuticals, Inc	4,574
170,341	*	Ariad Pharmaceuticals, Inc	3,134
204,259	*	Arqule, Inc	476
379,911	*	Array Biopharma, Inc	2,363
60,000		ASKA Pharmaceutical Co Ltd	437
500,139		Aspen Pharmacare Holdings Ltd	13,090
509,642		Astellas Pharma, Inc	26,032
387,592	*	Astex Pharmaceuticals	3,287
645,486		AstraZeneca plc	33,556
633,529		AstraZeneca plc (ADR)	32,899
255,585		Aurobindo Pharma Ltd	826
213,281	*	Auxilium Pharmaceuticals, Inc	3,888
473,585	*,e	AVANIR Pharmaceuticals, Inc	2,008
205,518	*,e	AVEO Pharmaceuticals, Inc	425
28,761		Basilea Pharmaceutica	2,481
30,332	*	Bavarian Nordic AS	362
2,932,249		Bayer AG.	345,803
117,011		Biocon Ltd	631
125,268	*,e	BioDelivery Sciences International, Inc	680
28,974		Biogaia AB (B Shares)	1,097
1,489,963	*	Biogen Idec, Inc	358,723
179,172	*	BioMarin Pharmaceuticals, Inc	12,940
11,221	*	Bioneer Corp	115
51,236	*	Bio-Rad Laboratories, Inc (Class A)	6,023
6,511		Biotest AG. (Preference)	569
385,090	*	Biotie Therapies Oyj	188
124,358	*,e	Biotime, Inc	473
159,582	*	Biovail Corp	16,649
476,042	*	Biovail Corp (Toronto)	49,635
9,190,014	*	Biovitrum AB	91,531
16,501	*	Bluebird Bio, Inc	445
13,987		Boiron S.A.	916
5,765,347		Bristol-Myers Squibb Co	266,820
229,032	*	Bruker BioSciences Corp	4,729
462,849	*	BTG plc	2,870
33,570		Bukwang Pharmaceutical Co Ltd	429
203,732	*	Cadence Pharmaceuticals, Inc	1,286
184,793	*	Cambrex Corp	2,439
2,305,985	*	Celgene Corp	354,960
397,545	*,e	Cell Therapeutics, Inc	652
313,859	*,e	Celldex Therapeutics, Inc	11,120
12,283	*	Celltrion Pharm Inc	149
115,087		Celltrion, Inc	5,006
9,535	*	Cellular Dynamics International, Inc	176
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
76,476	*	Cempra, Inc	$879
221,407	*,e	Cepheid, Inc	8,644
1,050,000	*	CGN Mining Co Ltd	88
98,521	*	Charles River Laboratories International, Inc	4,558
216,889	*,e	Chelsea Therapeutics International, Inc	653
112,451	*,e	ChemoCentryx, Inc	625
28,084	*,e	Chimerix, Inc	617
67,000		China Chemical & Pharmaceutical Co Ltd	54
1,754,000	e	China Medical System Holdings Ltd	1,501
3,666,000	e	China Pharmaceutical Group Ltd	1,958
450,000	e	China Shineway Pharmaceutical Group Ltd	654
8,800	*,e	Chiome Bioscience Inc	379
8,010		Chong Kun Dang Pharm Corp	504
7,961		Choongwae Pharma Corp	125
273,883		Chugai Pharmaceutical Co Ltd	5,632
667,411		Cipla Ltd	4,613
5,770,093		CK Life Sciences International Holdings, Inc	476
0	*	Clal Biotechnology Industries Ltd	0	^
68,436	*	Clovis Oncology, Inc	4,160
23,300	e	CMIC Co Ltd	319
10,927	*	Contatus Pharmaceuticals, Inc	110
155,372	*,e	Corcept Therapeutics, Inc	247
35,803	*	Cornerstone Therapeutics, Inc	337
105,163	*,e	Coronado Biosciences, Inc	738
5,718	*	Cosmo Pharmaceuticals S.p.A	385
97,647	*	Covance, Inc	8,443
812,260		CSL Ltd	48,482
16,000	*	CTC BIO, Inc	365
302,923	*	Cubist Pharmaceuticals, Inc	19,251
264,815	*,e	Curis, Inc	1,181
112,770	*,e	Cytokinetics, Inc	856
206,124	*,e	Cytori Therapeutics, Inc	480
20,647		Daewoong Pharmaceutical Co Ltd	1,519
1,086,378	e	Daiichi Sankyo Co Ltd	19,730
339,294	e	Dainippon Sumitomo Pharma Co Ltd	4,637
696,000		Dawnrays Pharmaceutical Holdings Ltd	311
516,732	*,e	Dendreon Corp	1,514
183,174	*,e	Depomed, Inc	1,370
18,496		Divi S Laboratories Ltd	287
12,498		Dong-A Pharmaceutical Co Ltd	1,785
8,639	*	Dong-A ST Co Ltd	1,079
7,195		DongKook Pharmaceutical Co Ltd	235
210,045		Dr Reddy’s Laboratories Ltd	8,007
42,712	*,e	Durata Therapeutics, Inc	386
357,094	*	Dyax Corp	2,450
412,928	*,e	Dynavax Technologies Corp	495
12,229		Egis Gyogyszergyar Rt	1,541
197,342		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	249
295,216	e	Eisai Co Ltd	12,014
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
129,405	*	Elan Corp plc	$2,012
195,787	*	Elan Corp plc (ADR)	3,050
2,823,126		Eli Lilly & Co	142,088
168,857	*	Emergent Biosolutions, Inc	3,217
11,833	*,e	Enanta Pharmaceuticals, Inc	271
369,985	*	Endo Pharmaceuticals Holdings, Inc	16,812
151,489	*,e	Endocyte, Inc	2,019
135,404		Enzon Pharmaceuticals, Inc	227
19,221	*,e	Epizyme, Inc	771
295	e	EPS Co Ltd	289
9,758	*	Esperion Thereapeutics, Inc	184
10,848		Eurofins Scientific	2,734
159,707	*,e	Evolutec Group plc	441
122,030	*,e	Evotec AG.	544
223,602	*,e	Exact Sciences Corp	2,641
596,374	*,e	Exelixis, Inc	3,471
3,060,000	*	Extrawell Pharmaceutical Holdings Ltd	205
331,220	e	FAES FARMA S.A.	1,066
11,152		FDC Ltd	15
65,227	*,e	Fibrocell Science, Inc	286
82,797	*	Fluidigm Corp	1,817
501,969	*	Forest Laboratories, Inc	21,479
7,268	*	Foundation Medicine, Inc	288
44,000		Fuji Pharma Co Ltd	780
22,066	*	Furiex Pharmaceuticals Inc	971
191,000		Fuso Pharmaceutical Industries Ltd	626
27,178	*,e	Galapagos NV	573
240,776	*,e	Galena Biopharma, Inc	547
47,942	*	Genmab AS	1,967
105,133	*,e	Genomic Health, Inc	3,215
2,637,300	*,e	Genomma Lab Internacional S.A. de C.V.	6,020
89,674		Genus plc	2,079
514,039	*,e	Geron Corp	1,722
89,077		Gerresheimer AG.	5,333
10,160,304	*	Gilead Sciences, Inc	638,474
6,293,159		GlaxoSmithKline plc	158,227
110,000	*,e	GNI Group Ltd	567
59,486	*,e	Golf Trust Of America, Inc	162
9,969		Green Cross Corp	1,275
24,000		Green Cross Holdings Corp	309
64,489		Grifols S.A.	2,648
241		Grifols S.A. (Class B)	7
9,109	*,e	GTx, Inc	18
288,233	*,e	Halozyme Therapeutics, Inc	3,182
25,910	*	Han All Pharmarceutical Co	160
3,490		Handok Pharmaceuticals Co Ltd	53
26,500	*	Hanmi Holdings Co Ltd	367
6,486	*	Hanmi Pharm Co Ltd	868
100,669	*	Harvard Bioscience, Inc	530
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,239		Haw Par Corp Ltd	$84
337,926		Hikma Pharmaceuticals plc	5,686
61,391		Hisamitsu Pharmaceutical Co, Inc	3,431
42,668		Hi-Tech Pharmacal Co, Inc	1,841
187,387	*,e	Horizon Pharma, Inc	633
146,055	*	Hospira, Inc	5,728
2,390,400		Hua Han Bio-Pharmaceutical Holdings Ltd	586
27,873	*,e	Hyperion Therapeutics, Inc	728
325,471	*,e	Idenix Pharmaceuticals, Inc	1,696
3,900		Il Dong Pharmaceutical Co Ltd	38
674,098	*,e	Illumina, Inc	54,487
18,415		Ilyang Pharmaceutical Co Ltd	513
288,576	*,e	Immunogen, Inc	4,912
228,047	*,e	Immunomedics, Inc	1,412
294,427	*	Impax Laboratories, Inc	6,039
234,697	*,e	Incyte Corp	8,954
155,260	*	Infinity Pharmaceuticals, Inc	2,709
6,863	*	Innocell Corp	224
145,488	*,e	Insmed, Inc	2,271
13,182	*	Insys Therapeutics, Inc	461
179,914	*,e	Intercept Pharmaceuticals, Inc	12,419
283,059	*,e	InterMune, Inc	4,351
32,617	*	Intrexon Corp	773
17,937		Ipca Laboratories Ltd	205
37,753		Ipsen	1,452
302,733	*,e	Ironwood Pharmaceuticals, Inc	3,587
453,111	*,e	Isis Pharmaceuticals, Inc	17,010
82	*	Japan Tissue Engineering Co Lt	473
714,834	*	Jazz Pharmaceuticals plc	65,743
12,900	e	JCR Pharmaceuticals Co Ltd	234
10,950		Jeil Pharmaceutical Co	135
11,582,825		Johnson & Johnson	1,004,115
103,521		Kaken Pharmaceutical Co Ltd	1,571
17,951	*	KaloBios Pharmaceuticals, Inc	81
265,608	*,e	Keryx Biopharmaceuticals, Inc	2,683
98,900		Kissei Pharmaceutical Co Ltd	2,270
3,984		Kolon Life Science, Inc	285
56,785	*	Komipharm International Co Ltd	396
10,480		Korea United Pharm Inc	110
174,330		Kwang Dong Pharmaceutical Co Ltd	1,266
130,436		Kyorin Co Ltd	2,789
864,091		Kyowa Hakko Kogyo Co Ltd	8,897
33,803	*,e	KYTHERA Biopharmaceuticals, Inc	1,545
72,144		Laboratorios Almirall S.A.	914
38,160		Laboratorios Farmaceuticos Rovi S.A	412
76,415	*	Lannett Co, Inc	1,667
751,812	*	Lexicon Pharmaceuticals, Inc	1,782
18,990	*	LG Life Sciences Ltd	915
261,218	*	Life Technologies Corp	19,547
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
57,708	*	Ligand Pharmaceuticals, Inc (Class B)	$2,498
2,668,000		Lijun International Pharmaceutical Holding Ltd	895
175,900		Livzon Pharmaceutical, Inc	821
949,844		Lonza Group AG.	77,794
140,234	*	Luminex Corp	2,805
357,373		Lupin Ltd	4,889
106,050	*	Mallinckrodt plc	4,676
549,309	*,e	MannKind Corp	3,131
803,460		Meda AB (A Shares)	9,665
275,002	*	Medicines Co	9,218
124,918	*	Medigen Biotechnology Corp	838
1,059	*,e	Medinet Co Ltd	629
9,630	*	Medipost Co Ltd	580
773,028	*	Medivation, Inc	46,335
28,097	*	Medivir AB	470
5,369		Medy-Tox, Inc	787
31,038	*,e	MEI Pharma, Inc	352
12,492,174		Merck & Co, Inc	594,752
68,365		Merck KGaA	10,671
348,978	*,e	Merrimack Pharmaceuticals, Inc	1,326
208,063	*,e	Mesoblast Ltd	1,107
131,998	*	Mettler-Toledo International, Inc	31,691
274,206	*,e	MiMedx Group, Inc	1,143
13,703		Mochida Pharmaceutical Co Ltd	898
239,177	*	Momenta Pharmaceuticals, Inc	3,442
106,592	*	Morphosys AG.	8,274
22,167,242	*,m	MPM Bioventures II	975
3,599,902	*	Mylan Laboratories, Inc	137,408
120,667	*,e	Myriad Genetics, Inc	2,836
295	*	NanoCarrier Co Ltd	921
139,961	*,e	Nanosphere, Inc	280
400,636	*	Nektar Therapeutics	4,187
110,393	*,e	NeoGenomics, Inc	331
235,347	*,e	Neurocrine Biosciences, Inc	2,664
55,229	*,e	NewLink Genetics Corp	1,037
63,400		Nichi-iko Pharmaceutical Co Ltd	1,481
254,000		Nippon Shinyaku Co Ltd	4,389
5,154,328		Novartis AG.	396,462
341,299		Novartis AG. (ADR)	26,181
554		Novartis India Ltd	3
425,568	*	Novavax, Inc	1,345
644,395		Novo Nordisk AS (Class B)	109,138
37,081		Novozymes AS	1,419
353,798	*	NPS Pharmaceuticals, Inc	11,254
99,808	*,e	Omeros Corp	973
48,397	*,e	OncoGenex Pharmaceutical, Inc	449
10,080	*	OncoMed Pharmaceuticals, Inc	154
14,310	*	Onconova Therapeutics, Inc	379
99,000	*,e	OncoTherapy Science, Inc	422
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
122,000		Oneness Biotech Co Ltd	$209
120,195	e	Ono Pharmaceutical Co Ltd	7,385
137,726	*,e	Onyx Pharmaceuticals, Inc	17,170
605,902	*,e	Opko Health, Inc	5,338
181,423	*,e	Optimer Pharmaceuticals, Inc	2,286
383,228	*	Orexigen Therapeutics, Inc	2,353
94,448		Orion Oyj (Class B)	2,383
55,638	*,e	Osiris Therapeutics, Inc	926
708,969		Otsuka Holdings KK	20,557
36,020	*,e	OvaScience, Inc	357
188,442	*	Pacific Biosciences of California, Inc	1,042
89,775	*,e	Pacira Pharmaceuticals, Inc	4,317
19,599	*	Paladin Labs, Inc	1,180
258,428	*	Parexel International Corp	12,981
682,563	e	PDL BioPharma, Inc	5,440
484,273	*,e	Peregrine Pharmaceuticals, Inc	683
452,807		PerkinElmer, Inc	17,093
767,683	e	Perrigo Co	94,717
26,914,171		Pfizer, Inc	772,706
215,761	*	Pharmacyclics, Inc	29,866
44,000	*	PharmaEngine Inc	378
45,580	*	Pharmicell Co Ltd	178
227,865	*	Phytohealth Corp	323
150,256		Piramal Healthcare Ltd	1,422
36,715	*,e	Portola Pharmaceuticals, Inc	982
122,622	*,e	Pozen, Inc	703
191,506	*	Progenics Pharmaceuticals, Inc	963
47,975	*,e	Prothena Corp plc	971
49,361,800		PT Kalbe Farma Tbk	5,031
681,000		PT Tempo Scan Pacific Tbk	223
23,738	*	PTC Therapeutics, Inc	509
94,997	*	Puma Biotechnology, Inc	5,098
45,651	*	Qiagen N.V.	983
506,895	*,e	Qiagen N.V. (NASDAQ)	10,848
302,841	e	Questcor Pharmaceuticals, Inc	17,565
56,233	*	Quintiles Transnational Holdings, Inc	2,524
156,690	*	Ranbaxy Laboratories Ltd	827
191,363	*,e	Raptor Pharmaceutical Corp	2,859
19,274	*,e	Receptos, Inc	501
260,777		Recordati S.p.A.	3,139
159,184	*	Regeneron Pharmaceuticals, Inc	49,804
32,089	*,e	Regulus Therapeutics, Inc	303
103,425	*	Repligen Corp	1,147
73,326	*,e	Repros Therapeutics, Inc	1,965
348,011	*	Rigel Pharmaceuticals, Inc	1,246
1,375,723		Roche Holding AG.	371,271
106,000		Rohto Pharmaceutical Co Ltd	1,497
53,810	*	Sagent Pharmaceuticals	1,098
1,614,520	*	Salix Pharmaceuticals Ltd	107,979
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
176,633	*,e	Sangamo Biosciences, Inc	$1,851
2,547,825		Sanofi-Aventis	258,036
419,626	*	Santarus, Inc	9,471
72,656		Santen Pharmaceutical Co Ltd	3,528
128,715	*,e	Sarepta Therapeutics, Inc	6,079
40,400	e	Sawai Pharmaceutical Co Ltd	2,837
4,722		Schweizerhall Holding AG.	420
301,732	*	Sciclone Pharmaceuticals, Inc	1,530
1,115,088		Scinopharm Taiwan Ltd	3,300
227,438	*,e	Seattle Genetics, Inc	9,969
46,361	*	Seegene, Inc	2,425
247,700		Seikagaku Corp	3,352
380,537	*,e	Sequenom, Inc	1,016
510,000		Shandong Luoxin Pharmacy Stock Co Ltd	564
179,000		Shanghai Dingli Technology Dev	118
17,000	*,e	Shin Nippon Biomedical Laboratories Ltd	242
768,847	e	Shionogi & Co Ltd	16,185
509,679		Shire Ltd	20,390
75,000		Shire plc (ADR)	8,992
7,029		Siegfried Holding AG.	1,139
121,545	*,e	SIGA Technologies, Inc	467
3,227,400	e	Sihuan Pharmaceutical Holdings	2,214
4,140,000	e	Sino Biopharmaceutical	2,806
59,465		Sirtex Medical Ltd	756
4,254,176	*,m	Skyline Venture Fund II Ltd	245
976,029	*	Skyline Venture Fund III Ltd	46
15,400	*,e	Sosei Group	804
250,847	e	Spectrum Pharmaceuticals, Inc	2,105
152,339		Stada Arzneimittel AG.	7,725
3,732		Stallergenes	291
246,100		Standard Chemical & Pharma	412
273,260	*,e	Starpharma Holdings Ltd	263
30,371	*	Stemline Therapeutics, Inc	1,375
98,168		Strides Arcolab Ltd	1,349
46,710	*	Sucampo Pharmaceuticals, Inc (Class A)	291
127,373	*	Sun Pharma Advanced Research Company Ltd	258
1,561,760		Sun Pharmaceutical Industries Ltd	14,810
106,655	*,e	Sunesis Pharmaceuticals, Inc	529
55,881	*,e	Supernus Pharmaceuticals, Inc	410
62,902	*,e	Synageva BioPharma Corp	3,982
319,809	*,e	Synergy Pharmaceuticals, Inc	1,462
123,551	*,e	Synta Pharmaceuticals Corp	780
89,969		Taisho Pharmaceutical Holdings Co Ltd	5,941
57,339	*	Taiwan Liposome Co Ltd	690
84,300	e	Takara Bio, Inc	2,038
729,512	e	Takeda Pharmaceutical Co Ltd	34,455
505,177		Tanabe Seiyaku Co Ltd	7,090
109,762	*	Targacept, Inc	583
12,618		Tecan Group AG.	1,331
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
99,413		Techne Corp	$7,959
16,500	*,e	tella, Inc	572
73,773	*	TESARO, Inc	2,858
37,004	*,e	Tetraphase Pharmaceuticals, Inc	421
516,972		Teva Pharmaceutical Industries Ltd	19,536
453,787		Teva Pharmaceutical Industries Ltd (ADR)	17,144
54,195	*,e	TG Therapeutics, Inc	276
259,425	*,e	TherapeuticsMD, Inc	760
572,805	*,e	Theravance, Inc	23,422
1,415,918		Thermo Electron Corp	130,477
324,679	*,e	Threshold Pharmaceuticals, Inc	1,510
42,356	*,e	ThromboGenics NV	1,099
472,000	e	Tong Ren Tang Technologies Co Ltd	1,523
12,400		Torii Pharmaceutical Co Ltd	334
6,200		Torrent Pharmaceuticals Ltd	43
13,900	e	Towa Pharmaceutical Co Ltd	690
19,359	*,e	Transgene S.A.	262
119,993	e	Tsumura & Co	3,522
224,485		TTY Biopharm Co Ltd	829
346,401		UCB S.A.	21,082
7,400	*,e	UMN Pharma, Inc	319
6,460		Unichem Laboratories Ltd	17
721,500	*,e	United Laboratories Ltd	261
195,620	*	United Therapeutics Corp	15,425
465,161	*	Vanda Pharmaceuticals, Inc	5,103
445,681	*,e	Vectura Group plc	803
54,924	*,e	Verastem, Inc	683
896,688	*	Vertex Pharmaceuticals, Inc	67,987
249,172	*,e	Vical, Inc	311
5,937		Virbac S.A.	1,205
16,713	*	ViroMed Co Ltd	568
222,573	*	Viropharma, Inc	8,747
327,311	*,e	Vivus, Inc	3,051
977,166		Warner Chilcott plc	22,328
203,653	*	Waters Corp	21,630
946,000		Winteam Pharmaceutical Group Ltd	375
13,284		Wockhardt Ltd	111
192,515	*,e	Xenoport, Inc	1,093
303,681	*,e	XOMA Corp	1,360
10,426		Yuhan Corp	1,902
214,410	*	Yungjin Pharmaceutical Co Ltd	396
170,000		YungShin Global Holding Corp	311
9,259	*,e	Zealand Pharma AS	97
231,313	*	Zeltia S.A.	817
25,300	e	Zeria Pharmaceutical Co Ltd	550
197,176	*,e	ZIOPHARM Oncology, Inc	779
4,564,961		Zoetis Inc	142,062
225,647	*,e	Zogenix, Inc	420
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,563,439
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
REAL ESTATE - 3.4%
704,091		Abacus Property Group	$1,489
214,481		Acadia Realty Trust	5,293
1,059	*	Activia Properties Inc	9,187
344,931		Acucap Properties Ltd	1,542
5,100	*	Advance Residence Investment Corp	11,924
55,142		Aeon Mall Co Ltd	1,641
126,968	*	Africa Israel Investments Ltd	219
14,138	*	Africa Israel Properties Ltd	216
111,991		AG Mortgage Investment Trust	1,861
8,244,500	e	Agile Property Holdings Ltd	9,099
54,090		Agree Realty Corp	1,632
885,673		AIMS AMP Capital Industrial REIT	1,060
63,604	*	Airport City Ltd	521
24,600	e	Airport Facilities Co Ltd	231
28,608		Akmerkez Gayrimenkul Yatirim Ortakligi AS	203
226,208	*	Alexander & Baldwin, Inc	8,148
7,286		Alexander’s, Inc	2,085
87,179		Alexandria Real Estate Equities, Inc	5,566
345,584		Aliansce Shopping Centers S.A.	3,103
2,496,364		Allan Gray Property Trust	1,960
11,424,693		Allco Commercial Real Estate Investment Trust	11,478
44,617		Allied Properties Real Estate Investment Trust	1,406
19,174		Allreal Holding AG.	2,665
169,948		Alony Hetz Properties & Investments Ltd	1,095
5,797	*	AL-ROV Israel Ltd	168
6,102	*	Alrov Properties and Lodgings Ltd	157
333,544		Alstria Office REIT-AG.	4,146
105,456		Altisource Residential Corp	2,423
4,640,800		Amata Corp PCL (Foreign)	2,596
132,401		American Assets Trust,Inc	4,040
365,700		American Campus Communities, Inc	12,489
985,780	e	American Capital Agency Corp	22,249
234,104		American Capital Mortgage, Inc	4,626
26,300	*	American Homes 4 Rent	425
648,497	e	American Realty Capital Properties, Inc	7,912
61,395	*,e	American Residential Properties, Inc	1,081
1,642,533		American Tower Corp	121,761
119,596		Amot Investments Ltd	359
1,206,513		AMP NZ Office Trust	991
65,910	e	AmREIT, Inc (Class B)	1,144
1,593,392		Anant Raj Industries Ltd	1,043
15,232	e	ANF Immobilier	446
2,314,258	e	Annaly Capital Management, Inc	26,799
576,022		Anworth Mortgage Asset Corp	2,782
1,182,600	*	AP Thailand PCL (Foreign)	223
828,797		Apartment Investment & Management Co (Class A)	23,157
147,189		Apollo Commercial Real Estate Finance, Inc	2,248
62,237	e	Ares Commercial Real Estate Corp	774
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
82,287	e	Armada Hoffler Properties, Inc	$815
1,488,027	*,e	ARMOUR Residential REIT, Inc	6,250
347,176		Arrowhead Properties Ltd	239
138,951		Artis Real Estate Investment Trust	1,917
892,000		Ascendas Hospitality Trust	553
769,000		Ascendas India Trust	383
1,005,587		Ascendas Real Estate Investment Trust	1,830
838,586		Ascott Residence Trust	842
229,494		Ashford Hospitality Trust, Inc	2,832
1,199,804		Aspen Group	179
226,603	e	Associated Estates Realty Corp	3,379
300,016		Australand Property Group	1,022
38,274	*	AV Homes, Inc	668
262,448		AvalonBay Communities, Inc	33,355
45,163	e	Aviv REIT, Inc	1,030
9,212,223		Ayala Land, Inc	5,761
74,082		Babcock & Brown Japan Property Trust	238
9,897,400	*	Bangkokland PCL	480
1,528		Bayside Land Corp	411
22,407		Befimmo SCA Sicafi	1,552
2,826,000	e	Beijing Capital Land Ltd	1,008
1,304,000		Beijing North Star Co	300
2,722,000	*	Beijing Properties Holdings Ltd	204
3,893,950	*	Belle Corp	438
1,430,859		Beni Stabili S.p.A.	890
226,267		Big Yellow Group plc	1,612
144,205		BioMed Realty Trust, Inc	2,681
872	*	BLife Investment Corp	3,788
45,959		Boardwalk Real Estate Investment Trust	2,570
633,434		Boston Properties, Inc	67,714
704,256		BR Malls Participacoes S.A.	6,387
216,500		BR Properties S.A.	1,924
173,828		Brandywine Realty Trust	2,291
206,000		Brasil Brokers Participacoes S.A.	534
58,673		BRE Properties, Inc (Class A)	2,978
696,516		British Land Co plc	6,507
598,450		Brookfield Asset Management, Inc	22,391
18,100	*	Brookfield Canada Office Properties	462
5,547	*	Brookfield Multiplex Group	424
40,000	e	Brookfield Office Properties, Inc	763
566,539	e	Brookfield Office Properties, Inc (Toronto)	10,857
1,188		Brookfield Property Partners LP	23
1,226,438		Bunnings Warehouse Property Trust	2,611
23,298,188		C C Land Holdings Ltd	6,261
90,089		CA Immobilien Anlagen AG.	1,307
816,000		Cache Logistics Trust	768
90,375		Calloway Real Estate Investment Trust	2,136
1,389,594		Cambridge Industrial Trust	742
74,830		Camden Property Trust	4,598
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
255,000		Campus Crest Communities, Inc	$2,754
131,391		Canadian Apartment Properties REIT	2,611
45,956		Canadian Real Estate Investment Trust	1,810
2,701,400		CapitaCommercial Trust	3,119
980,987		Capital & Counties Properties	5,317
350,198		Capital Lease Funding, Inc	2,973
1,764,565		Capital Property Fund	1,859
2,672,880	e	CapitaLand Ltd	6,591
5,727,181		CapitaMall Trust	8,948
1,033,273	e	CapitaMalls Asia Ltd	1,612
770,500		CapitaMalls Malaysia Trust	371
1,107,000		CapitaRetail China Trust	1,212
385,510		Capstead Mortgage Corp	4,537
387,132		Castellum AB	5,533
1,923,000		Cathay Real Estate Development Co Ltd	1,331
276,111		CBL & Associates Properties, Inc	5,274
1,284,167	*	CBRE Group, Inc	29,703
809,000		CDL Hospitality Trusts	1,050
292,719		Cedar Shopping Centers, Inc	1,516
1,723,000		Central China Real Estate Ltd	551
1,603,400		Central Pattana PCL	2,255
1,813,274		CFS Gandel Retail Trust	3,391
953,000		CH Karnchang PCL	639
236,234		Challenger Diversified Property Group	551
957,730	*,e	Chambers Street Properties	8,409
3,648,636	e	Champion Real Estate Investment Trust	1,663
646,625		Charter Hall Group	2,228
234,000		Chartwell Retirement Residences	2,294
88,948	e	Chatham Lodging Trust	1,589
205,356		Chesapeake Lodging Trust	4,834
5,710,126		Cheuk Nang Holdings Ltd	4,838
1,288,607	e	Cheung Kong Holdings Ltd	19,617
4,829,367	e	Chimera Investment Corp	14,681
2,589,500		China Aoyuan Property Group Ltd	527
9,385,021	*,e	China New Town Development Co Ltd	763
10,790,994	e	China Overseas Land & Investment Ltd	31,915
652,000	*	China Properties Group Ltd	174
2,802,994	e	China Resources Land Ltd	7,987
2,773,200		China SCE Property Holdings Ltd	613
6,730,000	e	China South City Holdings Ltd	2,154
1,693,178		China Vanke Co Ltd	3,086
335,500		Chinese Estates Holdings Ltd	765
570,080		Chong Hong Construction Co	1,931
5,280,000		CIFI Holdings Group Co Ltd	929
134,428	e	City Developments Ltd	1,102
386,477		Citycon Oyj	1,300
22,591		Cofinimmo	2,647
26,001	*	Colonia Real Estate AG.	179
337,089		Colonial Properties Trust	7,581
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
255,463		Colony Financial, Inc	$5,104
71	*	Comforia Residential REIT, Inc	519
77,298		Cominar Real Estate Investment Trust	1,445
3,800,533		Commonwealth Property Office Fund	4,048
355,700		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	580
20,857		Consolidated-Tomoka Land Co	803
82,879		Conwert Immobilien Invest AG.	976
68,702	e	Coresite Realty	2,332
17,612		Corio NV	759
584,836		Corp Inmobiliaria Vesta SAB de C.V.	1,081
106,007		Corporate Office Properties Trust	2,449
15,721,882	e	Country Garden Holdings Co Ltd	10,119
44,469	*	Countrywide plc	378
660,483		Cousins Properties, Inc	6,796
1,824	*	Crescendo Investment Corp	1,474
36,900		Crombie Real Estate Investment Trust	460
6,858,943	e	CSI Properties Ltd	265
748,509		CubeSmart	13,353
76,375		CyrusOne, Inc	1,450
691,116	e	CYS Investments, Inc	5,619
1,454	*	DA Office Investment Corp	6,879
109,100		Daibiru Corp	1,279
827,000		Daikyo, Inc	2,651
3,245,900		Daiman Development BHD	2,711
122,065		Daito Trust Construction Co Ltd	12,215
1,319,179	e	Daiwa House Industry Co Ltd	24,920
236	*	Daiwa House REIT Investment Corp	1,805
4,276,883		DB RREEF Trust	4,004
1,489,398		DCT Industrial Trust, Inc	10,709
1,790,914	e	DDR Corp	28,135
510,763		Delta Corp Ltd	499
246,908	e	Derwent London plc	9,466
79,923		Deutsche Euroshop AG.	3,464
208,314		Deutsche Wohnen AG.	3,728
786,514		DiamondRock Hospitality Co	8,392
62,819		DIC Asset AG.	692
293,110	e	Digital Realty Trust, Inc	15,564
10,372,807		DLF Ltd	21,192
110,307		Douglas Emmett, Inc	2,589
34,660		Douja Promotion Groupe Addoha S.A.	197
49,613	*	Dream Unlimited Corp	626
510,174		Duke Realty Corp	7,877
23,700		Dundee Industrial Real Estate Investment Trust	201
51,700		Dundee International Real Estate Investment Trust	472
148,374		Dundee Real Estate Investment Trust	4,183
227,404	e	DuPont Fabros Technology, Inc	5,860
218,869		Dynex Capital, Inc	1,919
1,169,800		Eastern & Oriental BHD	736
124,786		EastGroup Properties, Inc	7,389
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
450,897		Education Realty Trust, Inc	$4,103
23,701	e	Ellington Residential Mortgage REIT	364
721,780		Emaar Properties PJSC	1,147
390,918		Emira Property Fund	573
2,697,686		Emlak Konut Gayrimenkul Yatiri	3,658
3,141,333		Emperor International Holdings	887
189,664		Entertainment Properties Trust	9,244
433,130		Equity Lifestyle Properties, Inc	14,800
237,397		Equity One, Inc	5,190
1,186,204		Equity Residential	63,545
34,662		Essex Property Trust, Inc	5,120
37,504		Eurobank Properties Real Estate Investment Co	377
48,934		Eurocommercial Properties NV	1,981
8,224,000	e	Evergrande Real Estate Group	3,444
188,904		Excel Trust, Inc	2,267
1,038,887		Extra Space Storage, Inc	47,529
181,341		Fabege AB	2,004
5,894,500	e	Fantasia Holdings Group Co Ltd	935
942,000		Far East Hospitality Trust	687
361,900		Farglory Land Development Co Ltd	674
91,274	*,e	Fastighets AB Balder	745
103,207		Federal Realty Investment Trust	10,470
1,289,605		Federation Centres	2,750
620,804	*	FelCor Lodging Trust, Inc	3,824
4,551,100		Fibra Uno Administracion S.A. de C.V.	12,607
8,000,000		Filinvest Development Corp	770
27,839,000		Filinvest Land, Inc	1,021
181,322	e	First Capital Realty, Inc	2,980
424,556		First Industrial Realty Trust, Inc	6,908
231,943		First Potomac Realty Trust	2,916
1,071,000		First Real Estate Investment Trust	952
35,910		FirstService Corp	1,393
249,775		FKP Property Group	321
3,789		Fonciere Des Regions	314
665,222	*	Forest City Enterprises, Inc (Class A)	12,599
136,542	*	Forestar Real Estate Group, Inc	2,940
173,931		Fortress Income Fund Ltd	249
408,203		Franklin Street Properties Corp	5,201
9,279,800		Franshion Properties China Ltd	3,062
1,300,000		Frasers Centrepoint Trust	1,911
307		Frontier Real Estate Investment Corp	3,163
154	*	Fukuoka REIT Corp	1,270
4,170,000		Future Land Development Holdin	485
108,749	*	GAGFAH S.A.	1,416
213,678		Gazit Globe Ltd	2,871
16,408		Gazit, Inc	472
2,845		Gecina S.A.	364
2,556,000	*	Gemdale Properties and Investm	305
2,830,524		General Growth Properties, Inc	54,601
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
69,900	*	General Shopping Brasil S.A.	$267
110,181	e	Getty Realty Corp	2,141
55,483	e	Gladstone Commercial Corp	996
675,759		Glimcher Realty Trust	6,589
8,752,991	e	Global Logistic Properties	20,149
434		Global One Real Estate Investment Corp	2,599
26,153,000	*	Global-Estate Resorts, Inc	809
275,270	*	Globe Trade Centre S.A.	637
280,100		Glomac BHD	99
4,003,895	*,e	Glorious Property Holdings Ltd	574
2,381	*,e	GLP J-Reit	2,659
122,368		Gold Wheaton Gold Corp (GDR)	522
33,080		Goldcrest Co Ltd	898
1,443,622		Goodman Property Trust	1,222
225,562		Government Properties Income Trust	5,398
1,881,402		GPT Group (ASE)	6,104
594,411		Grainger plc	1,680
221,798	*	Gramercy Property Trust, Inc	920
64,349		Granite Real Estate Investment Trust	2,308
596,652	e	Great Eagle Holdings Ltd	2,133
590,863		Great Portland Estates plc	5,154
210,400	*	Greattown Holdings Ltd	88
4,836,347	*	Green REIT plc	7,721
763,400	e	Greentown China Holdings Ltd	1,443
2,082,901		Growthpoint Properties Ltd	5,119
103,436		GSW Immobilien AG.	4,544
8,031,300		Guangzhou Investment Co Ltd	2,211
3,446,936		Guangzhou R&F Properties Co Ltd	5,387
1,198,000		GZI Real Estate Investment Trust	593
253,564		H&R Real Estate Investment Trust	5,216
3,909		Haesung Industrial Co Ltd	145
597,747	*	Halk Gayrimenkul Yatrm Ortakli	370
48,508		Hamborner AG.	474
3,222,460		Hammerson plc	26,125
1,991,016	e	Hang Lung Group Ltd	10,642
16,498,071	e	Hang Lung Properties Ltd	56,177
127		Hankyu Reit, Inc	764
1,459,447		Hansteen Holdings plc	2,338
209,393		Hatteras Financial Corp	3,918
1,113,064		HCP, Inc	45,580
725,330		Health Care REIT, Inc	45,246
398,224		Healthcare Realty Trust, Inc	9,203
216,651	e	Healthcare Trust of America, Inc	2,279
106,100		Heiwa Real Estate Co Ltd	1,961
124,877		Helical Bar plc	600
14,816		Heliopolis Housing	48
4,403,800		Hemaraj Land and Development PCL	435
2,206,099		Henderson Land Development Co Ltd	13,612
797,217		Hersha Hospitality Trust	4,456
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
318,500		Highwealth Construction Corp	$702
374,457		Highwoods Properties, Inc	13,222
1,334,400		HKR International Ltd	652
648,000	e	Ho Bee Investment Ltd	1,079
41,321		Home Properties, Inc	2,386
261,000		Hong Fok Corp Ltd	150
260,994	e	Hongkong Land Holdings Ltd	1,720
1,246,000	*	Hopson Development Holdings Ltd	1,480
300,989		Hospitality Properties Trust	8,518
2,938,778		Host Marriott Corp	51,928
1,385,670	*	Housing Development & Infrastruture Ltd	799
138,618	*	Howard Hughes Corp	15,577
175,421		HRPT Properties Trust	3,843
695,235		Huaku Development Co Ltd	2,038
425,000		Huang Hsiang Construction Co	893
197,414		Hudson Pacific Properties	3,840
288,863		Hufvudstaden AB (Series A)	3,676
430,362		Hung Poo Real Estate Development Corp	437
553,000		Hung Sheng Construction Co Ltd	437
202,564		Hyprop Investments Ltd	1,480
584,185		Hysan Development Co Ltd	2,608
15,833		Icade	1,445
3,915		Ichigo Real Estate Investment Corp	2,595
1,402,790		IGB Corp BHD	1,119
205,600		Iguatemi Empresa de Shopping Centers S.A.	2,255
44,500	e	Iida Home Max	908
1,452,000		IJM Land BHD	1,196
193,672		Immobiliare Grande Distribuzione	206
1,355,948	*,e,m	Immoeast AG.	0	^
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0	^
154,361		Immofinanz Immobilien Anlagen AG.	674
409,045		Indiabulls Real Estate Ltd	352
311	e	Industrial & Infrastructure Fund Investment Corp	2,952
1,778,530		ING Office Fund	4,892
342,655		Inland Real Estate Corp	3,505
130,400		InnVest Real Estate Investment Trust	525
26,900		InterRent Real Estate Investment Trust	142
2,046		Intershop Holdings	742
10,075		Intervest Offices	249
534,362		Invesco Mortgage Capital, Inc	8,224
476,557		Investors Real Estate Trust	3,932
912,620		Is Gayrimenkul Yatirim Ortakligi AS	601
342,733	*,e	iStar Financial, Inc	4,127
181,317	*,e	IVG Immobilien AG.	15
751	*	Japan Excellent, Inc	4,886
4,437	*	Japan Hotel REIT Investment Corp	2,076
182	*,e	Japan Logistics Fund Inc	1,835
728		Japan Prime Realty Investment Corp	2,557
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
495	*	Japan Real Estate Investment Corp	$5,771
1,747		Japan Rental Housing Investments, Inc	1,297
2,489	*	Japan Retail Fund Investment Corp	5,125
55,718	*,e	JAVELIN Mortgage Investment Corp	659
17,724		Jerusalem Economy Ltd	178
11,792	*	Jerusalem Oil Exploration	415
461,600		JHSF Participacoes S.A.	1,333
1,959,050		Jiangsu Future Land Co Ltd	1,236
565	e	Joint REIT Investment Corp	2,921
136,249		Jones Lang LaSalle, Inc	11,895
10,100	*	Jowa Holdings Co Ltd	302
1,573,000		K Wah International Holdings Ltd	850
3,020,000	*,e	Kaisa Group Holdings Ltd	845
228,480		KEE TAI Properties Co Ltd	155
2,778		Kenedix Realty Investment Corp	13,664
426,800	*,e	Kenedix, Inc	2,287
238,797	e	Kennedy-Wilson Holdings, Inc	4,432
1,749,419	e	Keppel Land Ltd	4,938
2,745,140		Kerry Properties Ltd	11,725
58,900	e	Killam Properties, Inc	624
249,618		Kilroy Realty Corp	12,468
1,266,673		Kimco Realty Corp	25,561
246,000		Kindom Construction Co	303
476,280		King’s Town Construction Co Ltd	455
366,736		Kite Realty Group Trust	2,175
1,721,681		Kiwi Income Property Trust	1,551
79,600		KLCC Property Holdings BHD	157
35,500		Klepierre	1,540
214,388		Klovern AB	933
3,250	*	Klovern AB (Preference)	75
110,636	*	Korea Real Estate Investment Trust Co	213
3,082,130		Kowloon Development Co Ltd	3,817
2,776,510	e	K-REIT Asia	2,719
279,986		Kungsleden AB	1,869
470,000		Kuoyang Construction Co Ltd	320
15,456,500		KWG Property Holding Ltd	9,761
74,846,000		Lai Fung Holdings Ltd	1,852
11,088,250	*,e	Lai Sun Development	326
636,529		Land Securities Group plc	9,462
3,200,000	*	Langham Hospitality Investments Ltd	1,618
385,789		LaSalle Hotel Properties	11,003
39,110	*	LC Corp S.A.	17
175,056		LEG Immobilien AG.	10,056
458,412		Lend Lease Corp Ltd	4,347
309,711	*	Leopalace21 Corp	2,284
683,271	e	Lexington Corporate Properties Trust	7,673
193,288		Liberty International plc	1,004
324,217	e	Liberty Property Trust	11,542
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,626,821		Link Real Estate Investment Trust	$7,954
1,868,000		Lippo-Mapletree Indonesia Retail Trust	648
1,164,788		London & Stamford Property plc	2,263
391,000		Long Bon International Co Ltd	288
1,943,900	e	Longfor Properties Co Ltd	3,090
1,382,000		LPN Development PCL	899
239,400		LPS Brasil Consultoria de Imoveis S.A.	1,881
187,848		LTC Properties, Inc	7,134
151,543		Macerich Co	8,553
388,047		Mack-Cali Realty Corp	8,514
596,107		Macquarie CountryWide Trust	2,092
874,617		Macquarie Goodman Group	3,985
1,738,590		Macquarie MEAG Prime REIT	1,104
284,883	*	Maguire Properties, Inc	892
2,448,078		Mah Sing Group BHD	1,659
5,600	*	Mainstreet Equity Corp	164
35,779	*,e,m	Mapeley Ltd	8
1,491,000		Mapletree Commercial Trust	1,445
3,221,172		Mapletree Industrial Trust	3,465
1,780,626	e	Mapletree Logistics Trust	1,520
639,263		Medical Properties Trust, Inc	7,780
14,884	*	Medinet Nasr Housing	54
38,009,200		Megaworld Corp	2,842
27,853		Melisron Ltd	739
114,959		Mercialys S.A	2,303
1,651,600		Mexico Real Estate Management S.A. de C.V.	2,815
1,343,835		MFA Mortgage Investments, Inc	10,012
623		MID REIT, Inc	1,472
107,437	e	Mid-America Apartment Communities, Inc	6,715
2,845,007	e	Midland Holdings Ltd	1,156
2,744,000	e	Minmetals Land Ltd	401
1,807,535		Mirvac Group	2,938
985,837		Mitsubishi Estate Co Ltd	29,216
1,981,022		Mitsui Fudosan Co Ltd	66,898
116,000		MKH BHD	94
8,051		Mobimo Holding AG.	1,683
192,792		Monmouth Real Estate Investment Corp (Class A)	1,749
13,500		Morguard North American Reside	124
36,221		Morguard Real Estate Investment Trust	575
499		Mori Hills REIT Investment Corp	3,455
362		Mori Trust Sogo Reit, Inc	3,462
186,709		Multiplan Empreendimentos Imobiliarios S.A.	4,465
383,600		Naim Holdings BHD	424
112,832		National Health Investors, Inc	6,419
592,023	e	National Retail Properties, Inc	18,838
113,255,000	*	Natural Park PCL	217
1,718,000	*	Neo-China Land Group Holdings Ltd	422
1,000,453		New Residential Investment Corp	6,623
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,656,666	e	New World China Land Ltd	$2,342
12,186,012		New World Development Ltd	18,314
252,649	e	New York Mortgage Trust, Inc	1,579
59,935		Nieuwe Steen Investments NV	423
408	*	Nippon Accommodations Fund, Inc	2,984
596	*	Nippon Building Fund, Inc	7,395
745	*	Nippon ProLogis REIT, Inc	7,465
35,588	*	Nitsba Holdings 1995 Ltd	460
376,629		Nomura Real Estate Holdings, Inc	9,299
441		Nomura Real Estate Office Fund, Inc	2,267
356		Nomura Real Estate Residential Fund, Inc	2,065
47,469		Northern Property Real Estate Investment Trust	1,276
921,419		NorthStar Realty Finance Corp	8,551
19,700		NorthWest Healthcare Properties Real Estate Investment Trust	213
645,367		Norwegian Property ASA	853
408,100		NTT Urban Development Corp	5,381
289,144		Omega Healthcare Investors, Inc	8,637
52,115		One Liberty Properties, Inc	1,057
1,200,000	*	Orbit Corp Ltd	278
138,000		Orchard Parade Holdings Ltd	205
107,558	*	Orco Property Group	339
2,948	*	Orix JREIT, Inc	3,745
1,443,668	*	Palm Hills Developments SAE	496
140,920		Paramount Corp BHD	65
863,000	e	Parkway Life Real Estate Investment Trust	1,612
174,466	e	Parkway Properties, Inc	3,100
1,363,411		Parque Arauco S.A	2,619
358,802	*	Parsvnath Developers Ltd	150
42,824	*	Patrizia Immobilien AG.	428
330,900		Pavilion Real Estate Investment Trust	138
369,637		PAZ Corp S.A.	205
242,919		Pebblebrook Hotel Trust	6,974
273,298		Pennsylvania Real Estate Investment Trust	5,111
271,434		Pennymac Mortgage Investment Trust	6,156
980,000	e	Perennial China Retail Trust	414
791,854		Phoenix Mills Ltd	2,921
17,725	*	Physicians Realty Trust	215
126,973	e	Piedmont Office Realty Trust, Inc	2,204
145,241		Plum Creek Timber Co, Inc	6,802
2,778,300		Poly Hong Kong Investment Ltd	1,675
9,206,160		Polytec Asset Holdings Ltd	1,200
159,253		Post Properties, Inc	7,170
320,769		Potlatch Corp	12,728
2,048,000	e	Powerlong Real Estate Holdings Ltd	408
1,117		Premier Investment Co	5,103
6,189		Prestige Estates Projects Ltd	12
1,936,400		Preuksa Real Estate PCL (Foreign)	1,202
88,529		Primary Health Properties plc	470
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
48,165		Prime Office REIT-AG.	$215
1,239,766		Prince Housing & Development Corp	705
1,827,988		Prologis, Inc	68,769
1,679		Property & Building Corp	109
3,168,000		Prosperity REIT	976
101,494		PS Business Parks, Inc	7,573
96,762		PSP Swiss Property AG.	8,404
8,067,500		PT Agung Podomoro Land Tbk	195
23,132,000		PT Alam Sutera Realty Tbk	1,196
4,019,500		PT Bekasi Fajar Industrial Estate Tbk	165
7,520,100		PT Bumi Serpong Damai	932
28,434,500		PT Ciputra Development Tbk	2,406
16,321,000		PT Ciputra Property Tbk	1,137
3,449,000		PT Ciputra Surya Tbk	639
5,923,500	*	PT Gading Development Tbk	220
9,451,500		PT Intiland Development Tbk	261
80,439,149		PT Kawasan Industri Jababeka Tbk	1,733
575,500	*	PT Lippo Cikarang Tbk	258
35,346,400		PT Lippo Karawaci Tbk	3,324
2,493,500		PT Metropolitan Land Tbk	86
4,876,500	*	PT Modernland Realty Tbk	299
5,881,000	*	PT Nirvana Development Tbk	142
16,872,000		PT Pakuwon Jati Tbk	415
37,811,500	*	PT Sentul City Tbk	669
13,146,000		PT Summarecon Agung Tbk	1,054
697,620		Public Storage, Inc	112,003
4,331,437		Puravankara Projects Ltd	4,994
72,500		Pure Industrial Real Estate Trust	312
5,466,432		Quality House PCL	553
457,000		Quality Houses PCL	46
678,527	*	Quintain Estates & Development plc	928
783,167		Radium Life Tech Co Ltd	680
269,092		RAIT Investment Trust	1,905
235,855		Ramco-Gershenson Properties	3,635
181,030		Rayonier, Inc	10,074
195	*,e	Raysum Co Ltd	337
2,553,891	*	Realogy Holdings Corp	109,868
147,985	e	Realty Income Corp	5,882
7,274,665		Redefine Income Fund Ltd	7,064
341,028		Redefine International plc	257
324,380	e	Redwood Trust, Inc	6,387
27,575,000		Regal Real Estate Investment Trust	8,075
76,167		Regency Centers Corp	3,683
3,259,000		Religare Health Trust	2,061
19,700		Relo Holdings, Inc	883
14,811,500	*,e	Renhe Commercial Holdings Co Ltd	854
501,608		Resilient Property Income Fund Ltd	2,681
515,185		Resource Capital Corp	3,060
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
266,251		Retail Opportunities Investment Corp	$3,680
331,996	e	Retail Properties of America, Inc	4,565
41,095	*	Rexford Industrial Realty, Inc	555
649,438		RioCan Real Estate Investment Trust	15,321
571,633		RLJ Lodging Trust	13,428
2,378,900		Robinsons Land Corp	1,123
88,249	e	Rouse Properties, Inc	1,816
702,294		Ruentex Development Co Ltd	1,439
154,539	e	Ryman Hospitality Properties	5,333
2,997,288		S.A. Corporate Real Estate Fund	1,194
1,507,000	e	Sabana Shari’ah Compliant Industrial REIT	1,290
139,532		Sabra Healthcare REIT, Inc	3,211
265,259		Saf Gayrimenkul Yatirim Ortakligi AS.	113
600,000		Saizen REIT	88
19,839,232		Sansiri PCL	1,452
40,800		Sao Carlos Empreendimentos e Participacoes S.A.	689
48,398		Saul Centers, Inc	2,238
257,944		Savills plc	2,581
1,699,200		SC Asset Corp PCL	207
283,518		Segro plc	1,422
96,719		Select Income REIT	2,495
22,199	*	Selvaag Bolig ASA	68
220,869		Senior Housing Properties Trust	5,155
378,209		Shaftesbury plc	3,611
542,840		Shanghai Jinqiao Export Processing Zone Development Co Ltd	595
72,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	122
24,843,429	*	Shanghai Real Estate Ltd	832
958,000	e	Shell Electric MFG	1,168
4,684,650		Shenzhen Investment Ltd	1,903
2,778,000	e	Shimao Property Holdings Ltd	6,393
760,254	*	Shining Building Business Co Ltd	566
1,207,600		Shoei Co Ltd	18,155
698,676		Shopping Centres Australasia Property Group	998
4,939,293		Shui On Land Ltd	1,591
71,879	e	Silver Bay Realty Trust Corp	1,126
2,009,418		Simon Property Group, Inc	297,856
12,600	e	Singapore Land Ltd	87
4,008,033		Sino Land Co	5,905
2,132,000	*	Sinolink Worldwide Holdings Ltd	187
11,109,073	e	Sino-Ocean Land Holdings Ltd	6,535
128,367		Sinpas Gayrimenkul Yatirim Ortakligi AS	67
521,778		Sinyi Realty Co	907
66,083	*	Six of October Development & Investment	210
661,951	e	SL Green Realty Corp	58,808
14,815,064		SM Prime Holdings	5,444
772,805		Sobha Developers Ltd	3,462
14,485		Societe de la Tour Eiffel	956
6,637,500	e	Soho China Ltd	5,720
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
80,600		Sonae Sierra Brasil S.A.	$791
98,000		Soundwill Holdings Ltd	178
144,083		Sovran Self Storage, Inc	10,904
109,777		Sparkassen Immobilien AG.	687
382,000		SPG LAND	278
783,352		Spirit Realty Capital, Inc	7,191
538,495		Sponda Oyj	2,785
259,644		ST Modwen Properties plc	1,276
44,220	*,e	St. Joe Co	868
165,005		STAG Industrial, Inc	3,320
509,156		Starwood Property Trust, Inc	12,204
3,061,970		Stockland Trust Group	11,068
1,440,037	*	Strategic Hotels & Resorts, Inc	12,500
39,180		Sumitomo Real Estate Sales Co Ltd	1,295
1,250,822		Sumitomo Realty & Development Co Ltd	59,617
263,997		Summit Hotel Properties, Inc	2,426
137,041		Sun Communities, Inc	5,841
30,500	*,e	Sun Frontier Fudousan Co Ltd	394
3,645,710		Sun Hung Kai Properties Ltd	49,621
1,299,000	e	Sunac China Holdings Ltd	844
2,519,000		Sunlight Real Estate Investment Trust	986
1,156,747		Sunstone Hotel Investors, Inc	14,737
3,123,298	e	Suntec Real Estate Investment Trust	4,068
1,845,222		Sunteck Realty Ltd	8,551
1,861,058		Sunway BHD	1,831
1,253,200		Sunway Real Estate Investment	546
2,091,000		Supalai PCL	1,050
1,097,693		Swire Pacific Ltd (Class A)	13,167
1,731,301		Swire Properties Ltd	4,861
100,062		Swiss Prime Site AG.	7,743
261,288		Sycom Property Fund	675
1,256,600		TA Global BHD	116
331,280		TAG Tegernsee Immobilien und Beteiligungs AG.	4,110
415,852	*	Taiwan Land Development Corp	157
160,800		Takara Leben Co Ltd	552
838,770	*	Talaat Moustafa Group	613
230,112		Tanger Factory Outlet Centers, Inc	7,513
249,096		Taubman Centers, Inc	16,767
144,977		Technopolis plc	956
44,548	*	Tejon Ranch Co	1,374
109,340		Terreno Realty Corp	1,942
848,935	e	Thomas Properties Group, Inc	5,705
1,481,400		Ticon Industrial Connection PCL	771
81,700		TOC Co Ltd	694
962,079		Tokyo Tatemono Co Ltd	8,846
295,344	m	Tokyu Land Corp	3,068
26,400	m	Tokyu Livable, Inc	580
258	*	Tokyu REIT, Inc	1,643
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
333	*	Top REIT Inc	$1,679
190,778		Torunlar Gayrimenkul Yatirim Ortakligi AS	321
646,600	e	Tosei Corp	5,686
1,241,000		Tropicana Corp BHD	575
1,004,204		Two Harbors Investment Corp	9,751
191,523		UDR, Inc	4,539
1,540,430		UEM Land Holdings BHD	1,206
70,370		UMH Properties, Inc	699
101,647		Unibail-Rodamco	25,217
368,305		Unite Group plc	2,353
6,958,291	*	Unitech Corporate Parks plc	3,971
64,400,593	*	Unitech Ltd	16,111
983,519		United Overseas Land Ltd	4,829
5,431	*	United Urban Investment Corp	8,286
989,000		Univentures PCL	225
48,004		Universal Health Realty Income Trust	2,010
1,267,400		UOA Development BHD	863
100,206		Urstadt Biddle Properties, Inc (Class A)	1,992
49,444	*	Vakif Gayrimenkul Yatirim Ortakligi AS	228
23,923		Vastned Retail NV	1,019
1,156,330		Ventas, Inc	71,114
7,557,000		Vista Land & Lifescapes, Inc	925
599,776		Vornado Realty Trust	50,417
661,511		Vukile Property Fund Ltd	1,105
112,104		Wallenstam Byggnads AB (B Shares)	1,533
25,406		Warehouses De Pauw SCA	1,779
249,266		Washington Real Estate Investment Trust	6,299
289,758		Weingarten Realty Investors	8,499
2,332		Wereldhave Belgium NV	270
28,319		Wereldhave NV	2,054
97,401	e	Western Asset Mortgage Capital Corp	1,557
4,944,925		Westfield Group	50,816
8,484,807		Westfield Retail Trust	23,521
1,564,984		Weyerhaeuser Co	44,805
352,950		WHA Corp PCL	462
3,664,413	e	Wharf Holdings Ltd	31,752
1,769,763		Wheelock & Co Ltd	9,388
321,097		Wheelock Properties S Ltd	441
68,366	e	Whitestone REIT	1,007
144,604		Wihlborgs Fastigheter AB	2,321
992,832		Wing Tai Holdings Ltd	1,622
138,405		Winthrop Realty Trust	1,543
277,122		Workspace Group plc	2,037
253,936		WP Carey, Inc	16,430
5,934,000	e	Yanlord Land Group Ltd	5,797
1,197,000	*,e	Ying Li International Real Estate Ltd	411
11,753		YNH Property BHD	6
1,133,600	*	YTL Land & Development BHD	344
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,204,320		Yuzhou Properties Co	$498
23,336	e	ZAIS Financial Corp	405
1,108,000		Zall Development Group Ltd	430
4,410,800	*	Zhong An Real Estate Ltd	967
220		Zug Estates Holding AG	291
		TOTAL REAL ESTATE	4,016,478

RETAILING - 3.9%
131,952	*	1-800-FLOWERS.COM, Inc (Class A)	651
93,130		Aaron’s, Inc	2,580
60,691		ABC-Mart, Inc	2,961
296,241	e	Abercrombie & Fitch Co (Class A)	10,478
117,106		Advance Auto Parts, Inc	9,682
393,233	*,e	Aeropostale, Inc	3,696
60,898		Alpen Co Ltd	1,264
1,421,119	*	Amazon.com, Inc	444,299
1,277,796		American Eagle Outfitters, Inc	17,876
26,628	*	America’s Car-Mart, Inc	1,201
479,615	*	Ann Taylor Stores Corp	17,372
31,553		AOKI Holdings, Inc	1,112
165,541		Aoyama Trading Co Ltd	4,523
72,247		ARB Corp Ltd	854
23,200		Arc Land Sakamoto Co Ltd	347
17,200	e	Asahi Co Ltd	291
103,201	*	Asbury Automotive Group, Inc	5,490
159,556	*	Ascena Retail Group, Inc	3,180
20,400		ASKUL Corp	473
393,638	*	ASOS plc	32,767
76,082	*,e	Audiovox Corp (Class A)	1,042
274,000		Aurora Corp	568
111,878	e	Autobacs Seven Co Ltd	1,715
39,657		AutoCanada, Inc	1,423
208,828		Automotive Holdings Group	754
96,455	*	Autonation, Inc	5,032
78,735	*	AutoZone, Inc	33,284
90,900	*	B2W Companhia Global Do Varejo	581
511,100	e	Baoxin Auto Group Ltd	477
243,176	*,e	Barnes & Noble, Inc	3,147
127,082		Bebe Stores, Inc	774
716,540	*	Bed Bath & Beyond, Inc	55,432
5,213,400	e	Belle International Holdings Ltd	7,580
73,900		Belluna Co Ltd	379
2,665,706		Best Buy Co, Inc	99,964
850	e	BIC CAMERA, Inc	402
117,092	e	Big 5 Sporting Goods Corp	1,883
298,651	*	Big Lots, Inc	11,077
45,769		Bilia AB (A Shares)	996
84,415	*	Blue Nile, Inc	3,455
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
70,538	*	Body Central Corp	$430
4,988,000		Bonjour Holdings Ltd	1,106
43,966	e	Bon-Ton Stores, Inc	464
1,287,000	*,e,m	Boshiwa International Holding	2
3,124	*	Boyner Buyuk Magazacilik	10
105,875		Breville Group Ltd	864
243,270		Brown Shoe Co, Inc	5,710
92,947	e	Buckle, Inc	5,024
72,301	e	Byggmax Group AB	510
165,664	*	Cabela’s, Inc	10,442
96,345	e	Canadian Tire Corp Ltd	8,533
111,523		Canon Marketing Japan, Inc	1,485
1,926,282	*	Carmax, Inc	93,367
275,398	e	Cash Converters International Ltd	334
22,690		Cashbuild Ltd	338
106,882		Cato Corp (Class A)	2,991
106,941	*,e	CDON Group AB	393
598,000		Century Ginwa Retail Holdings Ltd	138
1,245,062		Chico’s FAS, Inc	20,743
127,204	*	Children’s Place Retail Stores, Inc	7,360
347,500	e	China Yongda Automobiles Services Holdings Ltd	334
20,735,400	*,e	China ZhengTong Auto Services Holdings Ltd	12,994
26,700		Chiyoda Co Ltd	569
11,000		Chori Co Ltd	125
401,000		Chow Sang Sang Holding	1,165
11,920,400		Chow Tai Fook Jewellery Group Ltd	17,095
160,424	*	Christopher & Banks Corp	1,157
157,200		Cia Hering	2,386
61,852	*	Citi Trends, Inc	1,081
14,814		CJ O Shopping Co Ltd	4,825
83,521	e	Clas Ohlson AB (B Shares)	1,335
357,246	*,e	Conn’s, Inc	17,877
50,365		Core-Mark Holding Co, Inc	3,346
152,000	e	Courts Asia Ltd	90
209,606	e	CST Brands, Inc	6,246
427,484	*,e	Ctrip.com International Ltd (ADR)	24,978
4,872,300	e	Dah Chong Hong Holdings Ltd	3,967
260,650	*	Daiei, Inc	786
642,427	e	David Jones Ltd	1,734
270,500		DCM Japan Holdings Co Ltd	1,920
3,599,146		Debenhams plc	5,953
66,417		Delek Automotive Systems Ltd	772
13,696		Delticom AG.	772
49,725		Destination Maternity Corp	1,581
169,092	*	Destination XL Group, Inc	1,094
148,668		Dick’s Sporting Goods, Inc	7,936
1,238,005		Dickson Concepts International Ltd	745
24,901		Dieteren S.A.	1,156
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
212,650		Dillard’s, Inc (Class A)	$16,650
70,073		Dogus Otomotiv Servis ve Ticaret AS	304
1,091,045	*	Dollar General Corp	61,600
878,269	*,e	Dollar Tree, Inc	50,202
149,439		Dollarama, Inc	12,145
40,410		Don Quijote Co Ltd	2,533
24,500		Doshisha Co Ltd	351
4,641,740	*,e	DSG International plc	3,499
97,220		DSW, Inc (Class A)	8,295
35,089	*	Dufry Group	5,281
187,121		Dunelm Group plc	2,797
471,283	e	EDION Corp	2,360
462,320	e	El Puerto de Liverpool SAB de C.V.	5,220
326,000		E-LIFE MALL Corp	735
4,030,000	e	Emperor Watch & Jewellery Ltd	359
431,675		Empresas Hites S.A.	395
2,519,857	*	Empresas La Polar S.A.	489
7,068,300		Esprit Holdings Ltd	11,319
1,932,698		Expedia, Inc	100,094
1,290,674	*	Express Parent LLC	30,447
144,145		Family Dollar Stores, Inc	10,381
2,247,715		Far Eastern Department Stores Co Ltd	2,365
46,689		Fast Retailing Co Ltd	17,609
186,802		Finish Line, Inc (Class A)	4,646
177,255	*,e	Five Below, Inc	7,755
67,834	*	Folli Follie SA	1,762
1,077,537		Foot Locker, Inc	36,572
237,883	e	Foschini Ltd	2,467
149,238	*,e	Francesca’s Holdings Corp	2,782
147,703		Fred’s, Inc (Class A)	2,312
20,600	e	Fuji Co Ltd	369
1,059,031	e	GameStop Corp (Class A)	52,581
2,934,887		Gap, Inc	118,217
112,397	*	Genesco, Inc	7,371
438,527		Genuine Parts Co	35,472
127,000	e	Geo Corp	1,187
1,480,000	e	Giordano International Ltd	1,351
463,344		GNC Holdings, Inc	25,312
1,536,600	e	Golden Eagle Retail Group Ltd	2,399
464,000		Goldlion Holdings Ltd	226
12,439,608	e	GOME Electrical Appliances Holdings Ltd	1,590
30,678		Gordmans Stores, Inc	345
87,377	e	Group 1 Automotive, Inc	6,787
12,877	*	Groupe Fnac	344
5,059,354	*,e	Groupon, Inc	56,715
2,560,000	*	Grupo Famsa SAB de C.V.	5,032
4,618		GS Home Shopping, Inc	1,069
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
71,771		Guess?, Inc	$2,142
58,700		Gulliver International Co Ltd	351
1,048		GwangjuShinsegae Co Ltd	260
93,500		Hai-O Enterprise BHD	77
237,760		Halfords Group plc	1,514
153,825	e	Hankyu Department Stores, Inc	1,275
137,575	e	Harvey Norman Holdings Ltd	409
80,821		Haverty Furniture Cos, Inc	1,983
21,564,400	e	Hengdeli Holdings Ltd	5,179
659,049		Hennes & Mauritz AB (B Shares)	28,633
51,201	*,e	HHgregg, Inc	917
98,803	*,e	Hibbett Sports, Inc	5,548
7,810,354		Home Depot, Inc	592,415
3,840,200		Home Product Center PCL	1,502
1,036,770		Home Retail Group	2,818
279,175	*,e	HomeAway, Inc	7,817
20,620	e	Honeys Co Ltd	225
324,900		Hotai Motor Co Ltd	3,538
110,413		HSN, Inc	5,920
33,100	e	Hudson’s Bay Co	558
18,914		Hyundai Department Store Co Ltd	2,836
70,180		Hyundai H&S Co Ltd	1,123
8,372		Hyundai Home Shopping Network Corp	1,231
233	*,e	Ikyu	388
369,789		Imperial Holdings Ltd	8,033
1,463,291		Inchcape plc	14,448
232,125		Inditex S.A.	35,806
48,125		Interpark Corp	403
9,966,000	*	Intime Retail Group Co Ltd	10,909
1,494,271		Isetan Mitsukoshi Holdings Ltd	22,215
578,000		IT Ltd	184
68,200		Izumi Co Ltd	1,989
3,217,366		J Front Retailing Co Ltd	26,133
113,480	e	Jardine Cycle & Carriage Ltd	3,456
313,211	e	JB Hi-Fi Ltd	6,123
796,408	*,e	JC Penney Co, Inc	7,024
102,990	e	JD Group Ltd	321
33,400	e	Jin Co Ltd	1,259
65,883		John Menzies plc	854
109,951	*,e	JOS A Bank Clothiers, Inc	4,833
45,000		Joshin Denki Co Ltd	386
206,492		JUMBO S.A.	2,575
126,289	*	KappAhl Holding AB	843
37,987	e	Keiyo Co Ltd	182
830,102	e	Kesa Electricals plc	928
4,575,070		Kingfisher plc	28,580
81,824	*	Kirkland’s, Inc	1,509
292,741		Kohl’s Corp	15,149
35,900	e	Kohnan Shoji Co Ltd	395
37,705		Kolao Holdings	1,142
38,300	e	Komeri Co Ltd	940
64,908		Konaka Co Ltd	614
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
61,363	e	K’s Holdings Corp	$1,680
440,259		L Brands, Inc	26,900
13,722		LES Enphants Co Ltd	10
356,404	e	Lewis Group Ltd	2,319
5,024,377	e	Li & Fung Ltd	7,319
1,729,859	*	Liberty Media Holding Corp (Interactive A)	40,600
159,978	*	Liberty Ventures	14,105
8,420,397		Lifestyle International Holdings Ltd	17,919
182,594	*,e	Lifestyle Properties Development Ltd	44
73,689		Lithia Motors, Inc (Class A)	5,376
553,484	*	LKQ Corp	17,634
51,500		Lojas Americanas S.A.	334
466,863		Lojas Americanas S.A.(Preference)	3,429
142,550		Lojas Renner S.A.	4,086
599,357		Lookers plc	1,208
25,577		Lotte Shopping Co Ltd	9,053
2,281,935		Lowe’s Companies, Inc	108,643
422,000	e	Luk Fook Holdings International Ltd	1,319
96,175	*,e	Lumber Liquidators, Inc	10,257
3,572,889		Macy’s, Inc	154,599
114,500		Magazine Luiza S.A.	390
1,211,000	e	Maoye International Holdings Ltd	228
84,418	*	MarineMax, Inc	1,030
898,893		Marks & Spencer Group plc	7,223
774,974		Marui Co Ltd	7,281
37,800	*,e	Matsuya Co Ltd	488
42,614	*,e	Mattress Firm Holding Corp	1,355
412,300		MBM Resources BHD	455
30,786		Mekonomen AB	1,053
201,969		Men’s Wearhouse, Inc	6,877
804,465		Mercuries & Associates Ltd	596
1,721,762		MFI Furniture plc	8,128
66,672		Mobilezone Holding AG.	727
102,856	e	Monro Muffler, Inc	4,782
123,911	*,e	Mothercare plc	756
561,409		Mr Price Group Ltd	7,771
181,224	*	Murphy USA, Inc	7,320
1,474,196	e	Myer Holdings Ltd	3,592
210,524		N Brown Group plc	1,789
341,000		National Petroleum Co Ltd	299
257,793	*	NetFlix, Inc	79,712
900,000		New Carphone Warehouse plc	3,442
1,033,000	e	New World Department Store China Ltd	542
143,689	*	New York & Co, Inc	831
569,193		Next plc	47,558
94,000		Nice Holdings, Inc	245
64,600		Nishimatsuya Chain Co Ltd	520
40,500		Nissen Holdings Co Ltd	134
231,170		Nitori Co Ltd	21,169
717,629		Nordstrom, Inc	40,331
96,507		Nutri/System, Inc	1,388
3,890,572	*,e	Ocado Ltd	24,942
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,012,516	*,e	Office Depot, Inc	$4,890
110,000		OfficeMate PCL	129
355,330	e	OfficeMax, Inc	4,545
315,524	*	Orbitz Worldwide, Inc	3,038
610,187	*	O’Reilly Automotive, Inc	77,854
526,000		Oriental Watch Holdings	174
37,230	e	OrotonGroup Ltd	204
684,000	e	OSIM International Ltd	1,052
12,100		Otsuka Kagu Ltd	124
108,887	*,e	Overstock.com, Inc	3,231
2,498,660		Pacific Brands Ltd	1,763
122,980	*	Pacific Sunwear Of California, Inc	369
402,200		Padini Holdings BHD	217
11,900		Pal Co Ltd	299
104,174		Paltac Corp	1,438
150,000		Pantaloon Retail India Ltd	170
36,800		Paris Miki, Inc	180
1,083,892		Parkson Holdings BHD	1,277
1,540,000		Parkson Retail Asia Ltd	1,406
4,192,500	e	Parkson Retail Group Ltd	1,763
192,694		PC Jeweller Ltd	289
2,495,435		Pendragon plc	1,374
185,497		Penske Auto Group, Inc	7,926
213,796	*	PEP Boys - Manny Moe & Jack	2,666
465,918	e	PetMed Express, Inc	7,590
796,715		Petsmart, Inc	60,757
353,975		Pier 1 Imports, Inc	6,910
18,410		Point, Inc	873
2,647,500	*	Pou Sheng International Holdings Ltd	163
72,720		Poya Co Ltd	357
11,412		PPR	2,557
356,784		Premier Investments Ltd	2,880
225,561	*	Priceline.com, Inc	228,031
11,798,500		PT ACE Hardware Indonesia Tbk	714
1,881,500	*	PT Matahari Department Store Tbk	1,707
1,112,000		PT Mitra Adiperkasa Tbk	595
7,198,500		PT Ramayana Lestari Sentosa Tbk	752
5,312,000		PT Tiphone Mobile Indonesia Tbk	230
389,515	*,e	RadioShack Corp	1,328
1,429,500	*	Rakuten, Inc	21,699
72,637		Reitmans Canada Ltd	530
37,294	e	Reject Shop Ltd	609
207,788		Rent-A-Center, Inc	7,917
82,390	*	Restoration Hardware Holdings, Inc	5,219
27,300	*	RetailMeNot, Inc	971
177,407		RONA, Inc	2,039
903,256		Ross Stores, Inc	65,757
49,119	*,e	Rue21, Inc	1,981
28,300		Ryohin Keikaku Co Ltd	2,558
2,880,000		SA SA International Holdings Ltd	3,252
822,828		SACI Falabella	7,853
412,299	*,e	Saks, Inc	6,572
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
410,623	*	Sally Beauty Holdings, Inc	$10,742
98,049	e	Sanrio Co Ltd	6,044
57,100		Sears Canada, Inc	698
52,508	*,e	Sears Holdings Corp	3,132
47,255	*	Sears Hometown and Outlet Stores, Inc	1,500
271,270	*	Select Comfort Corp	6,605
86,200		Senshukai Co Ltd	777
23,754	*	Seobu Truck Terminal Co Ltd	425
44,700		Seria Co Ltd	1,389
138,300		Shimachu Co Ltd	3,436
8,103		Shimamura Co Ltd	807
19,685		Shinsegae Co Ltd	4,226
3,589		Shinsegae International Co Ltd	300
59,101		Shoe Carnival, Inc	1,596
134,435	*	Shutterfly, Inc	7,512
776,000		Siam Global House PCL	443
1,057,000		Sichuan Xinhua Winshare Chainstore Co Ltd	582
317,337		Signet Jewelers Ltd	22,737
25,000		Signet Jewelers Ltd (London)	1,769
591,425	e	Silver base Group Holdings Ltd	94
149,536		Sonic Automotive, Inc (Class A)	3,559
744,884	*	Sports Direct International plc	8,516
131,801	e	Stage Stores, Inc	2,531
5,149,411		Staples, Inc	75,439
86,600	e	Start Today Co Ltd	2,446
96,879		Stein Mart, Inc	1,329
327,000		Stelux Holdings International	116
17,145	*	Stock Building Supply Holdings, Inc	225
58,017	e	Stockmann Oyj Abp (B Share)	989
264,522		Super Cheap Auto Group Ltd	3,200
598,761	*	Super Group Ltd	1,452
45,200	*	SuperGroup plc	838
36,385		Systemax, Inc	337
230,799		Takashimaya Co Ltd	2,171
56,941		Takkt AG.	1,073
1,735,666		Target Corp	111,048
36,200		Telepark Corp	374
7,754,865		Test-Rite International Co	5,862
335,970		Thorn Group Ltd	727
104,237		Tiffany & Co	7,987
65,507	*	Tile Shop Holdings, Inc	1,932
33,020	*	Tilly’s, Inc	479
3,343,841		TJX Companies, Inc	188,559
7,100	e	Tokyo Derica Co Ltd	115
19,706		Tom Tailor Holding AG.	450
79,200	*	Tonly Electronics Holdings Ltd	51
476,652		Tractor Supply Co	32,017
908,806	e	Trade Me Ltd	3,441
14,732	e	Trans World Entertainment Corp	68
1,143		Trent Ltd	17
591,269	*,e	TripAdvisor, Inc	44,842
527,265	e	Truworths International Ltd	4,727
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
135,000		Tsann Kuen Enterprise Co Ltd	$184
175,603		Tsutsumi Jewelry Co Ltd	4,608
168,725	*	Tuesday Morning Corp	2,576
139,965		Ulta Salon Cosmetics & Fragrance, Inc	16,720
155,599	e	United Arrows Ltd	6,554
372,659	*	Urban Outfitters, Inc	13,703
311,290		USS Co Ltd	4,507
3,749		Valora Holding AG.	852
159,367	*	Valuevision International, Inc (Class A)	693
72,189	*,e	Vitacost.com, Inc	614
136,508	*	Vitamin Shoppe, Inc	5,972
239,532		Warehouse Group Ltd	728
63,389		Webjet Ltd	227
62,914	*	West Marine, Inc	768
412,999	*	Wet Seal, Inc (Class A)	1,623
127,459	*	WEX, Inc	11,185
591,889	e	WH Smith plc	7,920
332,921		Williams-Sonoma, Inc	18,710
9,305		Winmark Corp	686
1,806,094		Woolworths Holdings Ltd	13,354
157,290	e	Wotif.com Holdings Ltd	690
27,300		Xebio Co Ltd	616
860,370	e	Yamada Denki Co Ltd	2,545
15,700		Yellow Hat Ltd	294
322,673	*	Yoox S.p.A	11,077
124,047	*	Zale Corp	1,886
696,900	e	Zhongsheng Group Holdings Ltd	1,098
3,016	*	zooplus AG.	204
70,006	*	Zumiez, Inc	1,928
		TOTAL RETAILING	4,644,130

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
848,000		A-DATA Technology Co Ltd	2,332
183,537	*	Advanced Energy Industries, Inc	3,216
1,067,396	*,e	Advanced Micro Devices, Inc	4,056
16,807,668		Advanced Semiconductor Engineering, Inc	16,257
207,118	e	Advantest Corp	2,404
122,322		Aixtron AG.	2,065
544,000		ALI Corp	625
70,341	*	Alpha & Omega Semiconductor Ltd	592
667,033		Altera Corp	24,787
92,758	*,e	Ambarella, Inc	1,811
397,070	*,e	Amkor Technology, Inc	1,703
319,606	*,e	Anadigics, Inc	630
474,576		Analog Devices, Inc	22,329
6,940,700		Applied Materials, Inc	121,740
621,837	*	Applied Micro Circuits Corp	8,022
442,503		Ardentec Corp	280
3,218,943		ARM Holdings plc	51,522
175,784	e	ARM Holdings plc (ADR)	8,459
17,637	*	Asia Pacific Systems, Inc	175
63,603		ASM International NV	2,208
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
234,323	e	ASM Pacific Technology	$2,380
648,410		ASML Holding NV	64,047
757,882	*	Atmel Corp	5,639
128,798	*,e	ATMI, Inc	3,416
50,764	*	Atto Co Ltd	344
43,431		Austriamicrosystems AG.	4,140
1,058,067		Avago Technologies Ltd	45,624
435,944	*	Axcelis Technologies, Inc	920
6,700		Axell Corp	132
77,355		BE Semiconductor Industries NV	934
2,864,147		Broadcom Corp (Class A)	74,496
275,871		Brooks Automation, Inc	2,568
76,149		Cabot Microelectronics Corp	2,933
57,827		Capella Microsystems Taiwan, Inc	242
224,383	*	Cavium Networks, Inc	9,245
92,138	*	Ceva, Inc	1,589
11,538	*,e,m	China Energy Savings Technology, Inc	0	^
1,760,000	*	China Ruifeng Renewable Energy Holdings Ltd	477
1,568,000		Chipbond Technology Corp	3,238
256,553	*,e	Cirrus Logic, Inc	5,819
98,656		Cohu, Inc	1,076
1,159,812	*,e	Cree, Inc	69,809
429,638		CSR plc	3,580
559,382	e	Cypress Semiconductor Corp	5,225
25,530	*	D.I Corp	257
258,616	e	Dainippon Screen Manufacturing Co Ltd	1,426
78,650	*	Dialog Semiconductor plc	1,506
124,771	*	Diodes, Inc	3,057
39,872	e	Disco Corp	2,290
28,380	*	Dongbu HiTek Co Ltd	174
80,624	*	DSP Group, Inc	568
20,687	*	Duksan Hi-Metal Co Ltd	419
488,000		Elan Microelectronics Corp	832
252,000		Elite Semiconductor Memory Technology, Inc	338
12,506		ELK Corp	101
209,571		eMemory Technology, Inc	508
562,780	*	Entegris, Inc	5,712
336,878	*	Entropic Communications, Inc	1,476
13,875		Eo Technics Co Ltd	551
1,989,578		Epistar Corp	3,766
438,167	*	E-Ton Solar Tech Co Ltd	208
18,025		Eugene Technology Co Ltd	307
127,134	*	Exar Corp	1,705
42,769	*	EZchip Semiconductor Ltd	1,059
533,514	*	Fairchild Semiconductor International, Inc	7,411
416,101		Faraday Technology Corp	462
127,971	*,e	First Solar, Inc	5,146
878,000		Forhouse Corp	351
219,215	*	Formfactor, Inc	1,504
353,000		Formosa Advanced Technologies Co Ltd	202
523,000	*	Formosa Epitaxy, Inc	330
2,265,029	*,e	Freescale Semiconductor Holdings Ltd	37,713
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,647,800	e	GCL Poly Energy Holdings Ltd	$5,688
29,927	*	GemVax & Kael Co Ltd	621
382,819	*	Genesis Photonics, Inc	222
30,072		Giga Solar Materials Corp	243
446,850	*	Gintech Energy Corp	443
58,000		Global Lighting Technologies, Inc	61
172,000		Global Mixed Mode Technology, Inc	486
117,000		Global Unichip Corp	345
427,000		Greatek Electronics, Inc	368
194,561	*	Green Energy Technology, Inc	151
83,707	*	GSI Technology, Inc	588
397,350	*,e	GT Solar International, Inc	3,381
719,700		Hana Microelectronics PCL (Foreign)	531
12,786,000	*,e	Hanergy Solar Group Ltd	2,312
93,950		Hanmi Semiconductor Co Ltd	983
12,651	*	Hansol LCD, Inc	243
36,600		Hermes Microvision, Inc	1,068
111,162	*	Hittite Microwave Corp	7,264
458,000		Holtek Semiconductor, Inc	558
1,194,780	*	Hynix Semiconductor, Inc	33,647
14,602	*	ICD Co Ltd	166
82,945		ILI Technology Corp	189
24,010		Iljin Display Co Ltd	381
254,626	*	Imagination Technologies Group plc	1,342
3,878,906		Infineon Technologies AG.	38,876
11,888	*	Innox Corp	277
3,650,377	*	Inotera Memories, Inc	2,039
91,213	*	Inphi Corp	1,225
493,227	*	Integrated Device Technology, Inc	4,646
68,175		Integrated Memory Logic Ltd	167
112,668	*	Integrated Silicon Solution, Inc	1,227
13,109,977		Intel Corp	300,481
57,754	*,e	Intermolecular, Inc	318
1,071,076	*	International Rectifier Corp	26,531
496,986		Intersil Corp (Class A)	5,581
635,648	*,e	IQE plc	308
161,000	*	ITE Technology, Inc	113
97,040		IXYS Corp	936
336,259	*,e	JinkoSolar Holding Co Ltd (ADR)	7,583
37,876	*	Jusung Engineering Co Ltd	215
3,106,000		King Yuan Electronics Co Ltd	2,142
1,595,769		Kinsus Interconnect Technology Corp	5,617
359,641		Kla-Tencor Corp	21,884
13,885		Koh Young Technology, Inc	408
71,130		Kontron AG.	456
267,090	*	Kopin Corp	1,076
5,389	*	Kulicke & Soffa Industries, Inc	62
2,093,378	*	Lam Research Corp	107,160
434,800	*	Lattice Semiconductor Corp	1,939
16,892		LEENO Industrial Inc	360
292,726		Lextar Electronics Corp	273
1,314,719		Linear Technology Corp	52,142
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
142,000		Lingsen Precision Industries Ltd	$76
655,000		Lite-On Semiconductor Corp	399
1,307,420		LSI Logic Corp	10,224
177,573	*	LTX-Credence Corp	1,168
26,366	*	Lumens Co Ltd	217
49,590	*	MA-COM Technology Solutions	844
5,379,540		Macronix International	1,310
2,886,711		Marvell Technology Group Ltd	33,197
504,217		Maxim Integrated Products, Inc	15,026
102,209	*,e	MaxLinear, Inc	847
2,675,166		MediaTek, Inc	33,044
85,600	*,e	Megachips Corp	1,369
48,105		Melexis NV	1,285
13,057		Melfas, Inc	157
25,827	*	Mellanox Technologies Ltd	980
154,490		Micrel, Inc	1,407
486,661	e	Microchip Technology, Inc	19,608
4,304,212	*	Micron Technology, Inc	75,195
43,259		Micronas Semiconductor Holdings, Inc	362
429,684	*	Microsemi Corp	10,420
58,300		Mimasu Semiconductor Industry Co Ltd	514
150,788	*,e	Mindspeed Technologies, Inc	458
75,788		Mitsui High-Tec, Inc	553
250,590		MKS Instruments, Inc	6,663
122,415		Monolithic Power Systems, Inc	3,707
164,067	*,e	MoSys, Inc	610
452,720	*	Motech Industries, Inc	777
37,000		MPI Corp	64
223,199		MStar Semiconductor, Inc	2,061
82,475	*	Nanometrics, Inc	1,330
578,277	*	Neo Solar Power Corp	587
81,496	*,e	NeoPhotonics Corp Ltd	602
16,406		NEPES Corp	159
177,710	*	Nexolon Co Ltd	194
144,739	*,e	Nordic Semiconductor ASA	561
567,126		Novatek Microelectronics Corp Ltd	2,349
4,200		Nuflare Technology, Inc	533
21,852	*,e	NVE Corp	1,115
1,771,479		Nvidia Corp	27,564
1,393,539	*	NXP Semiconductors NV	51,854
209,791	*	Omnivision Technologies, Inc	3,212
3,397,657	*	ON Semiconductor Corp	24,803
1,366,000		Opto Technology Corp	580
129,000		Orise Technology Co Ltd	223
448,216		Parade Technologies Ltd	3,128
82,110	*	PDF Solutions, Inc	1,745
87,053	*,e	Peregrine Semiconductor Corp	781
89,097	*	Pericom Semiconductor Corp	695
601,247		Phison Electronics Corp	4,332
237,072	*	Photronics, Inc	1,856
132,613		Pixart Imaging, Inc	267
145,844	*	PLX Technology, Inc	878
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,148,857	*	PMC - Sierra, Inc	$7,605
108,805		Power Integrations, Inc	5,892
1,540,525		Powertech Technology, Inc	2,898
847,255		Radiant Opto-Electronics Corp	3,022
363,560	*	Rambus, Inc	3,417
1,142,044		Realtek Semiconductor Corp	2,790
1,719,000		Regent Manner International Ltd	313
2,228,385	*,e	Renewable Energy Corp AS	969
2,705,387	*	RF Micro Devices, Inc	15,258
248,861		Richtek Technology Corp	1,192
150,378		Rohm Co Ltd	6,201
65,747	*,e	Rubicon Technology, Inc	796
125,338	*	Rudolph Technologies, Inc	1,429
210,075		Samsung Electronics Co Ltd	267,214
31,472		Samsung Electronics Co Ltd (Preference)	25,653
267,000	e	Sanken Electric Co Ltd	1,368
25,890,000	*,e	Semiconductor Manufacturing International	1,748
315,084	*	Semtech Corp	9,449
526,344		Seoul Semiconductor Co Ltd	19,866
245,000		Shindengen Electric Manufacturing Co Ltd	1,791
125,321	e	Shinko Electric Industries	1,323
146,307	*	Sigma Designs, Inc	818
30,680	*	Signetics Corp	78
233,000		Sigurd Microelectronics Corp	224
158,190	*	Silex Systems Ltd	411
334,743	*	Silicon Image, Inc	1,788
1,350,000	*	Silicon Integrated Systems Corp	436
74,756	*	Silicon Laboratories, Inc	3,193
56,655		Silicon Works Co Ltd	1,241
3,185,631		Siliconware Precision Industries Co	3,732
22,203		Simm Tech Co Ltd	192
669,300		Sino-American Silicon Products, Inc	894
153,000		Sitronix Technology Corp	206
417,439	*	Skyworks Solutions, Inc	10,369
11,413		SMA Solar Technology AG.	391
186,140	*,e	SOITEC	509
3,106,665	*	Solargiga Energy Holdings Ltd	152
284,450	*	Solartech Energy Corp	201
401,000		Sonix Technology Co Ltd	530
187,324	*	Spansion, Inc	1,890
1,067,014		STMicroelectronics NV	9,847
37,592		STS Semiconductor & Telecommunications	153
243,761	*	Sumco Corp	1,989
1,134,005	*,e	SunEdison, Inc	9,038
1,407,000	*	Sunplus Technology Co Ltd	562
234,758	*,e	SunPower Corp	6,141
38,598		Supertex, Inc	978
25,119	*	Suss Microtec AG.	227
1,034,100	*	SVI PCL	114
46,624,860		Taiwan Semiconductor Manufacturing Co Ltd	158,764
932,367		Taiwan Surface Mounting Technology Co Ltd	1,376
707,114	*,e	Teradyne, Inc	11,682
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
265,881		Tessera Technologies, Inc	$5,145
2,730,543		Texas Instruments, Inc	109,959
30,661	*	Theragen Etex Co Ltd	216
194,841		Tokyo Electron Ltd	10,482
43,300		Tokyo Seimitsu Co Ltd	797
551,620		Topco Scientific Co Ltd	920
8,696	*	Toptec Co Ltd	137
1	*	Tower Semiconductor Ltd	0	^
573,608		Transcend Information, Inc	1,806
641,291	*	Triquint Semiconductor, Inc	5,214
1,746,000	m	Trony Solar Holdings Co Ltd.	2
50,700		Ubright Optronics Corp	128
39,150		UKC Holdings Corp	737
85,424	*	Ultra Clean Holdings	590
158,730	*	Ultratech, Inc	4,810
43,000	*,e	Ulvac, Inc	395
1,325,000		Unisem M BHD	348
42,584,822		United Microelectronics Corp	18,218
408,029		Unity Opto Technology Co Ltd	350
784,000		Vanguard International Semiconductor Corp	860
151,336	*	Veeco Instruments, Inc	5,634
655,500	*	Via Technologies, Inc	555
321,425		Visual Photonics Epitaxy Co Ltd	341
155,616	*	Volterra Semiconductor Corp	3,579
298,833		Wafer Works Corp	159
429,000	*	Walton Advanced Engineering, Inc	160
754,737		Win Semiconductors Corp	710
3,587,000	*	Winbond Electronics Corp	971
2,474,634		Xilinx, Inc	115,961
101,313		Youngtek Electronics Corp	209
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,557,391

SOFTWARE & SERVICES - 7.4%
217,278	*	Accelrys, Inc	2,142
2,834,815		Accenture plc	208,756
40,400	*,e	Access Co Ltd	313
130,489	*	ACI Worldwide, Inc	7,054
215,084	*	Active Network, Inc	3,078
829,530		Activision Blizzard, Inc	13,828
6,394	*	Actoz Soft Co Ltd	276
193,857	*	Actuate Corp	1,425
285,334	*	Acxiom Corp	8,101
1,973,594	*	Adobe Systems, Inc	102,508
168,105		Advent Software, Inc	5,337
9,267		Ahnlab, Inc	492
575,713	*	Akamai Technologies, Inc	29,764
590,255	*,e	Alliance Data Systems Corp	124,821
287,347		Alpha Systems, Inc	3,591
29,008		Alten	1,241
135,479		Altran Technologies S.A.	1,114
863,608		Amadeus IT Holding S.A.	30,621
534,405		Amdocs Ltd	19,581
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
76,179		American Software, Inc (Class A)	$651
150,545	*,e	Angie’s List, Inc	3,387
627,961		Anite plc	1,143
210,076	*	Ansys, Inc	18,176
318,764		AOL, Inc	11,023
1,100,000		ASG Group Ltd	405
590,442	*	Aspen Technology, Inc	20,400
111,828		Asseco Poland S.A.	1,745
555,118		Atos Origin S.A.	43,344
689,308	*	Autodesk, Inc	28,379
1,287,530		Automatic Data Processing, Inc	93,191
445,980		Aveva Group plc	18,753
222,496	*,e	AVG Technologies NV	5,327
6,810		Axway Software S.A.	184
31,764		Babylon Ltd	264
182,496	*,e	Bankrate, Inc	3,754
178,702	*,e	Bazaarvoice, Inc	1,623
19,073		Bechtle AG.	975
17,800	e	Bit-isle, Inc	152
152,326		Blackbaud, Inc	5,947
40,669	*,e	Blackhawk Network Holdings, Inc	977
388,457	*,e	Blinkx plc	949
218,221	*	Blucora, Inc	5,015
174,692		Booz Allen Hamilton Holding Co	3,375
125,769	*	Bottomline Technologies, Inc	3,506
139,825	*	Brightcove, Inc	1,573
270,744		Broadridge Financial Solutions, Inc	8,596
91,622	*	BroadSoft, Inc	3,301
1,128,718		CA, Inc	33,489
94,322	*,e	CACI International, Inc (Class A)	6,519
639,781	*	Cadence Design Systems, Inc	8,637
117,324	*,e	Callidus Software, Inc	1,076
430,029		Cap Gemini S.A.	25,573
52,086	e	Capcom Co Ltd	1,003
50,145	*	Carbonite, Inc	752
217,872	*	Cardtronics, Inc	8,083
450,477		carsales.com.au Ltd	4,813
33,157		Cass Information Systems, Inc	1,770
11,190		Cegid Group	296
368,701	*	CGI Group, Inc	12,940
41,502	*,e	ChannelAdvisor Corp	1,520
1,420,000	*,e	Chinasoft International Ltd	388
25,000		Chinese Gamer International Corp	43
292,399	*	Ciber, Inc	965
598,373	*	Citrix Systems, Inc	42,251
2,657		CMC Ltd	54
858,282	*	Cognizant Technology Solutions Corp (Class A)	70,482
30,600	*,e	COLOPL, Inc	719
6,994	*	Com2uSCorp	191
207,415	*	Commvault Systems, Inc	18,217
755,944		Companhia Brasileira de Meios de Pagamento	20,445
182,396		Computacenter plc	1,577
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
912,277		Computer Sciences Corp	$47,201
51,607		Computer Task Group, Inc	834
425,252	e	Computershare Ltd	3,939
1,544,168		Compuware Corp	17,295
183,525	*	comScore, Inc	5,317
72,670	*	Comverse, Inc	2,322
105,396	*,e	Concur Technologies, Inc	11,646
100,338	*	Constant Contact, Inc	2,377
34,733		Constellation Software, Inc	6,124
411,158		Convergys Corp	7,709
139,437	*	Cornerstone OnDemand, Inc	7,173
98,357	*	CoStar Group, Inc	16,514
582,869	e	CSE Global Ltd	418
161,409		CSG Systems International, Inc	4,043
118,140	*	CUROCOM Co Ltd	147
17,913	*	Cvent, Inc	630
25,733	*,e	Cyan, Inc	259
164,567		Cyberlink Corp	458
15,785	*	Danal Co Ltd	148
38,050		Daou Technology, Inc	489
66,963		Dassault Systemes S.A.	8,938
17,205		Daum Communications	1,485
150,875	e	Davis & Henderson Income Fund	3,945
148,605	*	DealerTrack Holdings, Inc	6,366
146,507	*,e	Demand Media, Inc	926
52,935	*,e	Demandware, Inc	2,452
452,666	e	Dena Co Ltd	9,214
128,919	*	Dice Holdings, Inc	1,097
43,600	e	Digital Garage, Inc	1,378
142,441	*	Digital River, Inc	2,545
75,169	*,e	Diligent Board Member Services	356
25,633	e	DMRC Corp	518
198,035		DST Systems, Inc	14,934
27,300		DTS Corp	433
11,080		DuzonBIzon Co Ltd	108
38,400	e	Dwango Co Ltd	742
50,328	*,e	E2open, Inc	1,127
605,131		Earthlink, Inc	2,995
5,515,091	*	eBay, Inc	307,687
12,147	e	Ebix, Inc	121
98,102	e	Econocom Group	836
60,109	*	eGain Corp	907
797,670	*	Electronic Arts, Inc	20,380
226,480	*	Ellie Mae, Inc	7,250
151,038		Ementor ASA	1,589
12,036		Engineering Ingegneria Informatica S.p.A.	564
81,213	*	Envestnet, Inc	2,518
49,355		EOH Holdings Ltd	351
91,622	*	EPAM Systems, Inc	3,161
126,562		EPIQ Systems, Inc	1,673
15,048		ePlus, Inc	778
142,176	*,e	Equinix, Inc	26,111
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
162,087	*	Euronet Worldwide, Inc	$6,451
142,422		EVERTEC, Inc	3,163
153,245	*	ExlService Holdings, Inc	4,364
41,400	*,e	F@N Communications, Inc	940
6,453,568	*	Facebook, Inc	324,227
99,049	e	Factset Research Systems, Inc	10,806
165,013		Fair Isaac Corp	9,122
940,436		Fidelity National Information Services, Inc	43,674
57,179		Fidessa Group plc	1,839
38,596		Financial Technologies India Ltd	87
3,175	*	FireEye, Inc	132
587,584	*	First American Corp	15,894
330,398	*	Fiserv, Inc	33,387
582,036	*	FleetCor Technologies, Inc	64,117
53,428	*	FleetMatics Group plc	2,006
45,214		Forrester Research, Inc	1,662
658,560	*	Fortinet, Inc	13,342
125,728	e	F-Secure Oyj	306
53,300		FUJI SOFT, Inc	1,010
4,201,046		Fujitsu Ltd	15,725
14,000		Future Architect, Inc	84
13,393	*	GameHi Co Ltd	91
163,139	*,e	GameLoft	1,726
4,843	*	Gamevil, Inc	278
210,432	*	Gartner, Inc	12,626
435,070		Genpact Ltd	8,214
4,019		GFI Informatique	21
26,545	*	Gigamon, Inc	1,026
295,466	*	Global Cash Access, Inc	2,308
99,479	*	Global Eagle Entertainment, Inc	929
307,234		Global Payments, Inc	15,694
160,006	*,e	Glu Mobile, Inc	446
76,800		GMO internet, Inc	1,004
10,200		GMO Payment Gateway, Inc	279
32,762	*	Gogo, Inc	582
18,501		Golfzon Co Ltd	351
1,208,778	*	Google, Inc (Class A)	1,058,781
17,000		Gourmet Navigator, Inc	309
350,000	*	Gravity Co Ltd (ADR)	399
89,278	*,e	Gree, Inc	695
36,189		Groupe Steria SCA	622
62,333	*,e	Guidance Software, Inc	565
171,330	*	Guidewire Software, Inc	8,071
11,994	*,e	GungHo Online Entertainment Inc	9,392
14,999		Haansoft, Inc	224
96,894		Hackett Group, Inc	691
31,308		HCL Infosystems Ltd	13
385,697		HCL Technologies Ltd	6,699
157,418	e	Heartland Payment Systems, Inc	6,253
478,545		Hexaware Technologies Ltd	982
106,603	*,e	Higher One Holdings, Inc	818
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
116,044		HIQ International AB	$737
334,104		IAC/InterActiveCorp	18,265
116,938	*	iGate Corp	3,246
69,692	*	Imperva, Inc	2,928
225,350	*	Indian Infotech & Software Ltd.	150
117,989		Indra Sistemas S.A.	1,769
37,452		Industrial & Financial Systems	851
607,093		Ines Corp	3,765
250,864	*	Infoblox, Inc	10,491
362,254	*	Informatica Corp	14,117
202,400		Information Development Co	1,076
35,800		Information Services International-Dentsu Ltd	388
529,810		Infosys Technologies Ltd	25,463
82,205	*	Infraware, Inc	886
5,319		Init Innovation In Traffic Sys	163
1,506,192	*	Innovation Group plc	713
51,906	*	Interactive Intelligence, Inc	3,296
210,634	*	Internap Network Services Corp	1,464
3,698,172		International Business Machines Corp	684,827
91,000		International Games System Co Ltd	191
53,600		Internet Initiative Japan, Inc	1,551
1,656,743		Intuit, Inc	109,859
167,940		Iress Market Technology Ltd	1,425
88,660		IT Holdings Corp	1,122
70,811	e	Itochu Techno-Science Corp	2,520
153,211	e	j2 Global, Inc	7,587
194,417		Jack Henry & Associates, Inc	10,034
7,374		JCEntertainment Corp	129
129,136	*,e	Jive Software, Inc	1,614
4,799	*	Joymax Co Ltd	199
27,200	*	Justsystems Corp	173
274,900		Kakaku.com, Inc	6,427
11,067		Kginicis Co Ltd	186
2,704,000	*,e	Kingdee International Software Group Co Ltd	779
904,000	e	Kingsoft Corp Ltd	2,145
117,452	*	Knot, Inc	1,517
113,536	*	Kofax plc	671
85,117	e	Konami Corp	1,968
34,112	*	KT Hitel Co Ltd	297
298,879	*	Leidos Holdings, Inc	13,605
298,138		Lender Processing Services, Inc	9,919
217,989	*,e	Limelight Networks, Inc	421
398,096	*	LinkedIn Corp	97,956
157,700		Linx S.A.	2,651
243,883	*	Lionbridge Technologies	900
82,863	*,e	Liquidity Services, Inc	2,781
266,688	*	Liveperson, Inc	2,518
7,000	*,e	Livesense, Inc	368
84,997	*	LogMeIn, Inc	2,639
7,560	*	Luxoft Holding, Inc	200
146,400	e	Macromill, Inc	886
59,745	*,e	magicJack VocalTec Ltd	769
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
54,067		Mail.ru (GDR)	$2,065
105,245	*	Manhattan Associates, Inc	10,046
92,397	e	Mantech International Corp (Class A)	2,657
92,028		Marchex, Inc (Class B)	670
30,732	*,e	Marin Software, Inc	386
22,620	*,e	Marketo, Inc	721
582,379		Mastercard, Inc (Class A)	391,813
66,035		Matrix IT Ltd	376
328,070		MAXIMUS, Inc	14,776
384,046		Mentor Graphics Corp	8,975
347,578		Micro Focus International plc	4,265
155,756	*,e	Micros Systems, Inc	7,778
34,329,149		Microsoft Corp	1,143,504
46,502	*	MicroStrategy, Inc (Class A)	4,825
107,458	*,e	Millennial Media, Inc	760
14,399		MindTree Ltd	280
83,188	*,e	Mitek Systems, Inc	431
12,200		Mitsubishi Research Institute, Inc	266
6,100	e	Mixi Inc	75
26,908	*,e	Model N, Inc	266
116,435	*	ModusLink Global Solutions, Inc	319
80,830	*	MoneyGram International, Inc	1,583
728,078		Moneysupermarket.com Group plc	1,784
11,004,149	*,e	Monitise plc	10,141
145,666		Monotype Imaging Holdings, Inc	4,175
467,394	*	Monster Worldwide, Inc	2,066
129,195	*	Move, Inc	2,190
16,090		NCsoft	2,862
16,600		NEC Fielding Ltd	195
73,400		NEC Networks & System Integration Corp	1,781
10,980		Nemetschek AG.	665
15,903	*	Neowiz Games Corp	253
1,447	*,e	Net Element International, Inc	7
33,617		Net Entertainment NE AB	640
104,600		NET One Systems Co Ltd	793
268,500	e	NetDragon Websoft, Inc	728
43,500		Netease.com (ADR)	3,159
185,858	*	Netscout Systems, Inc	4,752
151,692	*	NetSuite, Inc	16,374
616,791	*	NeuStar, Inc (Class A)	30,519
1,470,400	*	Nexon Co Ltd	17,972
66,919		NHN Corp	34,664
28,721	*	NHN Entertainment Corp	3,154
234,671		NIC, Inc	5,423
54,527		Nice Systems Ltd	2,260
11,300		NIFTY Corp	137
195,800		Nihon Unisys Ltd	1,689
17,491		NIIT Technologies Ltd	79
135,484		Nintendo Co Ltd	15,345
46,100		Nippon System Development Co Ltd	519
163,711		Nomura Research Institute Ltd	5,687
17,400	e	NS Solutions Corp	343
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
206,900	e	NTT Data Corp	$7,002
508,486	*	Nuance Communications, Inc	9,506
12,600		OBIC Business Consultants Ltd	458
89,200		Obic Co Ltd	2,885
148,850		Open Text Corp	11,123
109,442	*,e	OpenTable, Inc	7,659
248,335	e	Opera Software ASA	2,634
15,901,461		Oracle Corp	527,451
17,860		Oracle Corp Japan	666
53,932		Otsuka Corp	6,901
930,700		Pacific Online	412
718,020	*,e	Pandora Media, Inc	18,044
721,406	e	Paychex, Inc	29,318
65,832		PC Home Online	379
275,000		PCA Corp	3,639
125,503		Pegasystems, Inc	4,996
132,167	*	Perficient, Inc	2,427
158,747	*,e	Planet Payment, Inc	403
207,027		Playtech Ltd	2,467
116,000		Polaris Software Lab Ltd	239
96,454		POSDATA Co Ltd	878
110,387	*	PRG-Schultz International, Inc	691
203,938	*	Progress Software Corp	5,278
102,754	*	Proofpoint, Inc	3,300
77,434	*	PROS Holdings, Inc	2,647
25,139		PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	409
519,542	*	PTC, Inc	14,771
24,749	e	QAD, Inc (Class A)	338
588,287	*	QLIK Technologies, Inc	20,143
79,392	*	Qualys, Inc	1,698
9,338,252	*	Quindell Portfolio plc	2,494
129,192	*	QuinStreet, Inc	1,221
782,141	*	Rackspace Hosting, Inc	41,266
22,463	*	Rally Software Development Corp	673
85,607	*,e	RealNetworks, Inc	733
152,430	*,e	RealPage, Inc	3,530
677,894	*	Red Hat, Inc	31,278
27,151	*,e	Reis, Inc	439
13,034		Reply S.p.A.	758
156,916	*	Responsys, Inc	2,589
2,761	*,e	Rocket Fuel, Inc	148
90,891		Rolta India Ltd	81
44,690	*,e	Rosetta Stone, Inc	725
620,679	*	Rovi Corp	11,898
1,045,655		Sage Group plc	5,584
2,438,460	*	Salesforce.com, Inc	126,580
578,100		Samart Corp PCL	352
914,605		SAP AG.	67,640
56,599	e	Sapiens International Corp NV	342
505,922	*	Sapient Corp	7,877
20,016		SBSi Co Ltd	257
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
170,788	*	Science Applications International Corp	$5,764
99,193	*	Sciquest, Inc	2,228
98,337	e	SDL plc	497
149,372	*	Seachange International, Inc	1,713
245,774	*	ServiceNow, Inc	12,768
210,712	*	ServiceSource International LLC	2,545
615,630		Shanghai Baosight Software Co Ltd	1,044
34,908	*,e	Shutterstock, Inc	2,539
22,365	*,e	Silver Spring Networks, Inc	388
92,038		SimCorp AS	3,095
550,393	*	Sina Corp	44,675
27,125		SK C&C Co Ltd	2,901
14,948	*	SK Communications Co Ltd	83
87,475		SMS Management & Technology Ltd	371
83,669		Software AG.	2,978
473,540		Soft-World International Corp	1,155
147,871	*	SolarWinds, Inc	5,184
164,145		Solera Holdings, Inc	8,678
816,667		Sonda S.A.	2,166
7,479		Sopra Group S.A.	668
109,774	*	Sourcefire, Inc	8,334
63,699	*,e	Spark Networks, Inc	530
407,806	*	Splunk, Inc	24,485
48,928	*,e	SPS Commerce, Inc	3,274
81,227	e	Square Enix Co Ltd	1,290
198,960	*	SS&C Technologies Holdings, Inc	7,580
49,969	*	Stamps.com, Inc	2,295
84,270		Sumisho Computer Systems Corp	2,031
640,000		SUNeVision Holdings Ltd	188
180,802	*	SupportSoft, Inc	985
157,970	*	Sykes Enterprises, Inc	2,829
3,151,579		Symantec Corp	78,002
97,154	*	Synchronoss Technologies, Inc	3,698
702,331	*	Synopsys, Inc	26,478
92,334		Syntel, Inc	7,396
19,800		Systena Corp	152
356,000		Systex Corp	586
152,846	*	TA Indigo Holding Corp	1,345
92,207	*	Tableau Software, Inc	6,569
869,565	*	Take-Two Interactive Software, Inc	15,791
104,193	*,e	Tangoe, Inc	2,486
918,342		Tata Consultancy Services Ltd	28,268
3,083		Tech Mahindra Ltd	66
41,889	*	TechTarget, Inc	209
217,675		Tecmo Koei Holdings Co Ltd	2,354
1,259,110		Telecity Group plc	16,914
154,883	*,e	TeleCommunication Systems, Inc (Class A)	381
90,821	*	TeleNav, Inc	530
84,199	*	TeleTech Holdings, Inc	2,113
139,267	e	Temenos Group AG.	3,426
1,981,200		Tencent Holdings Ltd	104,188
528,025	*	Teradata Corp	29,274
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,275		Tessi S.A.	$410
15,564	*	Textura Corp	671
1,255,696	*	TIBCO Software, Inc	32,133
143,348		Tietoenator Oyj	3,060
871,489	*	TiVo, Inc	10,841
430,806		Total System Services, Inc	12,674
132,000		Totvus S.A.	2,233
54,057	*	Trans Cosmos, Inc/Japan	949
2,335,999		Travelsky Technology Ltd	1,879
61,940	*	Travelzoo, Inc	1,644
16,158	*	Tremor Video, Inc	149
94,560	*	Trend Micro, Inc	3,534
90,108	*,e	Trulia, Inc	4,238
148,546	*	Tyler Technologies, Inc	12,993
321,002	*	Ubisoft Entertainment	4,963
93,948	*	Ultimate Software Group, Inc	13,848
254,060	*,e	Unisys Corp	6,400
32,117		Unit 4 Agresso NV	1,258
122,194		United Internet AG.	4,630
371,836		United Online, Inc	2,967
335,933	*,e	Unwired Planet, Inc	581
283,145		UXC Ltd	288
324,511	*,e	Valueclick, Inc	6,766
790,875	*	Vantiv, Inc	22,097
129,133	*	Vasco Data Security International	1,019
209,773	*	VeriFone Systems, Inc	4,795
248,211	*	Verint Systems, Inc	9,199
822,352	*,e	VeriSign, Inc	41,849
138,771	*,e	VirnetX Holding Corp	2,831
83,376	*	Virtusa Corp	2,423
2,469,129		Visa, Inc (Class A)	471,851
411,693	*,e	VistaPrint Ltd	23,269
875,478	*	VMware, Inc (Class A)	70,826
67,112	*	Vocus, Inc	625
239,530	*,e	Vringo, Inc	690
160,113	*	WebMD Health Corp (Class A)	4,579
136,255	*	Website Pros, Inc	4,406
17,589	*	Webzen, Inc	134
11,460		WeMade Entertainment Co Ltd	492
3,480,028		Western Union Co	64,937
893,470		Wipro Ltd	6,754
173,471		Wirecard AG.	5,933
247,647	*	Workday, Inc	20,042
286,066		Xchanging plc	586
69,876	*	Xero Ltd	1,100
2,938		XING AG.	320
34,500		X-Legend Entertainment Co Ltd	174
23,933	*	Xoom Corp	761
3,329,400		Yahoo! Japan Corp	18,944
4,969,173	*	Yahoo!, Inc	164,778
384,838	*	Yandex NV	14,016
232,711	*,e	Yelp, Inc	15,401
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,120	*	YuMe, Inc	$97
74,669	*,e	Zillow, Inc	6,300
208,637	*	Zix Corp	1,020
1,138,578	*,e	Zynga, Inc	4,190
		TOTAL SOFTWARE & SERVICES	8,796,972

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
260,441	*,e	3D Systems Corp	14,061
55,933	*	3S Korea Co Ltd	290
1,396,500	e	AAC Technologies Holdings, Inc	6,367
1,413,292		Accton Technology Corp	770
2,543,274	*	Acer, Inc	1,768
78,320		Acme Electronics Corp	118
252,370		Adlink Technology, Inc	438
232,922	e	Adtran, Inc	6,205
52,403	*	ADVA AG. Optical Networking	326
753,475		Advantech Co Ltd	4,218
58,835	*	Agilysys, Inc	701
49,300		Ai Holdings Corp	588
8,756,240	*,e	Alcatel S.A.	31,174
24,478,764	*	Alcatel-Lucent (ADR)	86,410
50,846	e	Alliance Fiber Optic Products, Inc	1,041
688,000		Alpha Networks, Inc	445
211,100	*	Alps Electric Co Ltd	1,711
643,799		Amphenol Corp (Class A)	49,817
40,199	*	Anaren, Inc	1,025
106,287		Anixter International, Inc	9,317
172,200		Anritsu Corp	2,196
4,077,724		Apple, Inc	1,944,055
174,266		Arcadyan Technology Corp	242
76,218		Arima Communications Corp	38
484,478	*	ARRIS Group, Inc	8,265
443,900	*	Arrow Electronics, Inc	21,542
526,568	*	Aruba Networks, Inc	8,762
71,024		Ascom Holding AG.	1,041
807,464		Asia Vital Components Co Ltd	444
100,000		ASROCK, Inc	335
1,092,461		Asustek Computer, Inc	8,709
118,000		Aten International Co Ltd	282
9,085,153	*	AU Optronics Corp	3,394
40,142	*,e	Audience, Inc	451
30,967	e	Austria Technologie & Systemtechnik AG.	289
235,000		AV Tech Corp	710
2,601,741		Avermedia Technologies	1,137
126,367	*	Avid Technology, Inc	758
35,100	*	Avigilon Corp	645
551,865		Avnet, Inc	23,018
156,693		AVX Corp	2,057
81,964	*	AX Holding Corp	577
49,708	e	Axis Communications AB	1,563
47,785		Badger Meter, Inc	2,222
28,389		Barco NV	2,245
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,389		Bel Fuse, Inc (Class B)	$704
150,054		Belden CDT, Inc	9,611
269,188	*	Benchmark Electronics, Inc	6,162
2,325,000	*	Benq Corp	543
73,026		Black Box Corp	2,237
195,890	*,e	Blackberry Ltd	1,540
5,520,000		Broad Intelligence International Pharmaceutical Holdings Ltd	1,731
2,169,535	*	Brocade Communications Systems, Inc	17,465
134,132		Brother Industries Ltd	1,519
103,024	*,e	Bull S.A.	411
1,975,000	e	BYD Electronic International Co Ltd	885
185,655	*	CalAmp Corp	3,273
4,388,400		CalComp Electronics Thailand PCL	427
241,826	*	Calix Networks, Inc	3,078
73,900	*	Canon Electronics, Inc	1,363
1,952,583		Canon, Inc	62,520
372,000		Career Technology Co Ltd	387
740,853		Catcher Technology Co Ltd	3,921
266,000		Catic Shenzhen Holdings Ltd	101
6,760	*	CDW Corp	154
314,985	*	Celestica, Inc	3,468
255,977		Chang Wah Electromaterials, Inc	706
164,410	*	Checkpoint Systems, Inc	2,746
374,402		Cheng Uei Precision Industry Co Ltd	750
519,949		Chicony Electronics Co Ltd	1,298
1,167,108		Chimei Materials Technology Corp	1,320
3,714,000		China Aerospace International Holdings Ltd	412
1,434,000	e	China All Access Holdings Ltd	537
2,325,000	e	China ITS Holdings Co Ltd	624
6,056,000		China Wireless Technologies Ltd	2,424
1,397,000		Chin-Poon Industrial Co	2,562
533,840		Chroma ATE, Inc	1,201
2,476,525	*,e	Ciena Corp	61,864
26,927,349		Cisco Systems, Inc	630,638
409,379		Citizen Watch Co Ltd	2,882
483,073		Clevo Co	940
2,783,000	*	CMC Magnetics Corp	489
53,700	*,e	CMK Corp	152
406,332		Cognex Corp	12,743
94,263		Coherent, Inc	5,792
1,280,299	*,e	Comba Telecom Systems Holdings Ltd	425
469,000		Compal Communications, Inc	691
7,255,948		Compal Electronics, Inc	5,303
2,659,000		Compeq Manufacturing Co	1,282
67,642		Comtech Telecommunications Corp	1,645
6,270	*	Control4 Corp	109
2,255,000		Coretronic Corp	1,905
3,538,849		Corning, Inc	51,632
161,000		Coxon Precise Industrial Co Ltd	318
219,275	*	Cray, Inc	5,278
16,824	*	CrucialTec Co Ltd	193
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
135,031		CTS Corp	$2,129
45,000		CyberPower Systems, Inc	88
315,000		CyberTAN Technology, Inc	366
150,380		Daeduck Electronics Co	1,273
16,040		Daeduck GDS Co Ltd	312
7,800	e	Dai-ichi Seiko Co Ltd	110
616,000		Daiwabo Co Ltd	1,137
141,381		Daktronics, Inc	1,582
266,000		Darfon Electronics Corp	172
88,556	*	Datalink Corp	1,197
8,795		Datalogic S.p.A.	83
309,143		DataTec Ltd	1,832
2,683,888		Dell, Inc	36,957
1,690,500		Delta Electronics Thai PCL	2,671
2,987,464		Delta Electronics, Inc	14,507
205,000		Denki Kogyo Co Ltd	1,309
40,832		Dialight plc	750
123,684		Diebold, Inc	3,631
105,362	*	Digi International, Inc	1,055
1,181,000	e	Digital China Holdings Ltd	1,448
10,758		Digital Multimedia Technologies S.p.A.	412
236,304		Diploma plc	2,499
744,000		D-Link Corp	415
71,267	e	Dolby Laboratories, Inc (Class A)	2,459
168,363		Domino Printing Sciences	1,744
64,347	*	DTS, Inc	1,351
895,823		Eastern Communications Co Ltd	437
79,195	*	EchoStar Corp (Class A)	3,480
16,971		Eizo Nanao Corp	439
67,414		Electro Rent Corp	1,223
90,497		Electro Scientific Industries, Inc	1,060
552,449		Electrocomponents plc	2,468
236,289	*	Electronics for Imaging, Inc	7,486
68,654		Elite Material Co Ltd	58
1,134,000		Elitegroup Computer Systems Co Ltd	491
452,824		Ellies Holdings Ltd	325
7,608,334		EMC Corp	194,469
10,493	*	EM-Tech Co Ltd	126
357,712	*	Emulex Corp	2,776
10,200		Enplas Corp	648
168,900		Entire Technology Co Ltd	192
4,082,191		Ericsson (LM) (B Shares)	54,370
32,407		Esprinet S.p.A.	175
444,970		Everlight Electronics Co Ltd	814
27,359		EVS Broadcast Equipment S.A.	1,765
31,663	*,e	Exfo Electro Optical Engineering, Inc	172
362,217	*	Extreme Networks, Inc	1,891
1,421,125	*	F5 Networks, Inc	121,876
111,601	*	Fabrinet	1,879
85,954	*	FARO Technologies, Inc	3,625
140,103		FEI Co	12,301
3,542,000	*	FIH Mobile Ltd	2,196
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
489,062	*,e	Fingerprint Cards AB	$3,991
714,218	*	Finisar Corp	16,163
169,799		Firich Enterprises Co Ltd	559
11,221	*	Flexcom Inc	144
1,426,774		FLEXium Interconnect, Inc	4,919
379,613		Flir Systems, Inc	11,920
218,508		Flytech Technology Co Ltd	709
905,126		Foxconn Technology Co Ltd	2,350
1,961,882		Fuji Folms Holdings Corp	47,281
259,493	*,e	Fusion-io, Inc	3,475
247,153		G Tech Optoelectronics Corp	494
117,647	e	Gemalto NV	12,628
1,124,913		Gemtek Technology Corp	1,158
67,252		GeoVision, Inc	357
319,000		Getac Technology Corp	166
832,000		Gigabyte Technology Co Ltd	809
228,986		Gigastorage Corp	146
547,613		Global Brands Manufacture Ltd	196
19,200		Global Display Co Ltd	330
93,340	*	Globecomm Systems, Inc	1,310
532,000		Great Wall Technology Co Ltd	154
120,311	*	GSI Group, Inc	1,148
12,900		Hakuto Co Ltd	125
769,484		Halma plc	7,054
29,641		Hamamatsu Photonics KK	1,119
276,000		Hana Microelectronics PCL	204
102,838		Hannstar Board Corp	42
3,693,000	*	HannStar Display Corp	1,515
423,424	*	Harmonic, Inc	3,256
396,823		Harris Corp	23,532
244,750	*	Harris Stratex Networks, Inc (Class A)	631
7,529,451		Hewlett-Packard Co	157,968
286,391		Hexagon AB (B Shares)	8,633
788,904		High Tech Computer Corp	3,522
9,100		Hioki EE Corp	129
524,000		Hi-P International Ltd	297
41,004	e	Hirose Electric Co Ltd	6,312
25,890		Hitachi High-Technologies Corp	583
222,000		Hitachi Kokusai Electric, Inc	2,675
15,897,407		Hitachi Ltd	105,340
743,000		Holystone Enterprise Co Ltd	714
20,745,673		Hon Hai Precision Industry Co, Ltd	53,241
43,095		Horiba Ltd	1,617
120,900		Hosiden Corp	654
668,520	*	Hoya Corp	15,814
48,090		Humax Co Ltd	555
97,066	*,e	Hutchinson Technology, Inc	338
98,001	*	Ibiden Co Ltd	1,608
155,000		Ichia Technologies, Inc	79
10,700		Icom, Inc	254
193,600		ICP Electronics, Inc	242
27,360		Iljin Materials Co Ltd	399
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
129,883	*	Imation Corp	$533
114,727	*	Immersion Corp	1,513
4,064		Inficon Holding AG.	1,303
932,146	*,e	Infinera Corp	10,543
404,000		Infortrend Technology, Inc	202
53,326	e	Ingenico	3,843
566,442	*	Ingram Micro, Inc (Class A)	13,056
7,430,539	*	InnoLux Display Corp	3,569
195,638	*	Insight Enterprises, Inc	3,701
4,345,000		Inspur International Ltd	179
9,123		Intelligent Digital Integrated Securities Co Ltd	169
180,772	e	InterDigital, Inc	6,748
7,059		Interflex Co Ltd	250
3,206	*	Intevac, Inc	19
9,822		INTOPS Co Ltd	211
287,865	*,e	InvenSense, Inc	5,072
12,808,023		Inventec Co Ltd	12,386
56,549	e	IPG Photonics Corp	3,184
164,930		IsuPetasys Co Ltd	1,186
47,300	e	ITC Networks Corp	450
802,357		ITEQ Corp	818
178,043	*,e	Itron, Inc	7,626
37,422		Ituran Location and Control Ltd	698
187,731	*	Ixia	2,942
937,458		Jabil Circuit, Inc	20,324
48,610		Jahwa Electronics Co Ltd	885
138,493		Japan Aviation Electronics Industry Ltd	1,608
18,900	e	Japan Cash Machine Co Ltd	454
22,000		Japan Digital Laboratory Co Ltd	262
85,535	*	Japan Radio Co Ltd	314
2,124,600		JCY International BHD	411
6,327,302	*	JDS Uniphase Corp	93,075
118,068		Jenoptik AG.	1,847
62,700		Jentech Precision Industrial Co Ltd	112
153,528		Jess-Link Products Co Ltd	133
1,266,000	e	Ju Teng International Holdings Ltd	744
2,845,940	*	Juniper Networks, Inc	56,520
27,600		Kaga Electronics Co Ltd	236
24,300		Kanematsu Electronics Ltd	317
7,429	e	Kapsch TrafficCom AG.	368
170,826	*	Kemet Corp	714
26,837		Keyence Corp	10,211
13,359	*	KH Vatec Co Ltd	334
2,587,400	e	Kingboard Chemical Holdings Ltd	6,662
1,986,500	e	Kingboard Laminates Holdings Ltd	820
4,273,000		Kinpo Electronics	1,647
47,150		KMC Kuei Meng International In	206
11,443	*	KMW Co Ltd	221
72,200		Koa Corp	717
10,243		KONA I Co Ltd	356
768,500		Konica Minolta Holdings, Inc	6,474
13,862	*	Korea Circuit Co Ltd	192
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
46,641		Kudelski S.A.	$634
50,582	*	KVH Industries, Inc	698
299,696	*	Kyocera Corp	15,982
344,367		Laird Group plc	1,229
316,762		Largan Precision Co Ltd	10,657
565		LEM Holding S.A.	397
13,495,400	e	Lenovo Group Ltd	14,145
212,370	e	Lexmark International, Inc (Class A)	7,008
10,900	*	LG Innotek Co Ltd	870
253,542	*	LG.Philips LCD Co Ltd	6,105
5,306,157		Lite-On Technology Corp	9,045
107,411		Littelfuse, Inc	8,402
490,333		Logitech International S.A.	4,316
69,000		Lotes Co Ltd	164
164,575		Lumax International Corp Ltd	389
33,700		Macnica, Inc	898
145,000		Marubun Corp	647
27,500		Maruwa Co Ltd	979
89,219	*	Maxwell Technologies, Inc	810
51,159	*	Measurement Specialties, Inc	2,775
12,100	e	Melco Holdings, Inc	169
132,753	*	Mercury Computer Systems, Inc	1,326
10,986		Mesa Laboratories, Inc	743
136,583		Methode Electronics, Inc	3,824
2,900,000		Micro-Star International Co Ltd	1,860
211,000		MIN AIK Technology Co Ltd	839
865,500	*	Mitac Holdings Corp	714
100,000	e	Mitsui Knowledge Industry Co Ltd	159
268,800		Mitsumi Electric Co Ltd	1,907
238,988		Molex, Inc	9,206
554,588		Motorola, Inc	32,931
52,875		MTS Systems Corp	3,402
35,367	*	Multi-Fineline Electronix, Inc	574
271,808		Murata Manufacturing Co Ltd	20,822
382,850		Nan Ya Printed Circuit Board Corp	494
1,150,000		Nanjing Panda Electronics	543
216,501		National Instruments Corp	6,696
878,454	*	NCR Corp	34,796
1,653,382		NEC Corp	3,841
71,050	*,e	Neonode, Inc	456
43,607	e	Neopost S.A.	3,175
2,407,197		NetApp, Inc	102,595
154,789	*	Netgear, Inc	4,777
76,000		Newmax Technology Co Ltd	287
156,661	*	Newport Corp	2,449
68,026		Nichicon Corp	753
24,200		Nidec Copal Electronics Corp	126
19,400	e	Nihon Dempa Kogyo Co Ltd	181
19,800	e	Nippon Ceramic Co Ltd	286
161,000	*	Nippon Chemi-Con Corp	800
1,355,019		Nippon Electric Glass Co Ltd	7,277
53,000		Nohmi Bosai Ltd	445
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,610,732	e	Nokia Oyj	$43,247
55,472		Nolato AB (B Shares)	925
37,027		Nortel Networks Netas Telekomunikasyon AS	136
55,173	*,e	Numerex Corp	604
883,000	*	Oki Electric Industry Co Ltd	1,673
896,753		Omron Corp	32,484
1,240,000		O-Net Communications Group	258
80,220	*	Oplink Communications, Inc	1,510
17,052	*	OPTRON-TEC Inc	210
102,000		Osaki Electric Co Ltd	630
93,379	*	OSI Systems, Inc	6,954
70,159		Oxford Instruments plc	1,431
743,449		Pace plc	3,056
76,185	*,e	Palo Alto Networks, Inc	3,491
815,059		Pan-International Industrial	669
83,770		Park Electrochemical Corp	2,400
292,956	*,e	Parkervision, Inc	981
8,171	*	Parrot S.A.	260
57,412		Partron Co Ltd	940
188,000	*	PAX Global Technology Ltd	79
38,140		PC Connection, Inc	576
74,389		PC-Tel, Inc	658
1,738,317	*	Pegatron Technology Corp	2,484
255,258		Pinnacle Technology Holdings Ltd	582
192,670		Plantronics, Inc	8,872
150,722	*	Plexus Corp	5,607
252,218	*	Polycom, Inc	2,754
21,100		Positivo Informatica S.A.	38
206,000	*	Power Quotient International Co Ltd	147
849,284		Premier Farnell plc	2,986
239,000		Primax Electronics Ltd	185
1,058,100		Prime View International Co Ltd	631
76,619	*,e	Procera Networks, Inc	1,187
6,913,000	*	PT Agis Tbk	263
1,594,500		PT Erajaya Swasembada Tbk	197
364,801	*	QLogic Corp	3,991
5,737,525		Qualcomm, Inc	386,480
2,739,032		Quanta Computer, Inc	5,940
1,100,000		Quanta Storage, Inc	1,071
815,079	*,e	Quantum Corp	1,125
107,951	*,e	Rackable Systems, Inc	1,754
94,441	*	Radisys Corp	303
133,172	*,e	RealD, Inc	932
37,087		Redington India Ltd	32
79,510		Renishaw plc	2,319
48,160		Richardson Electronics Ltd	548
855,799		Ricoh Co Ltd	9,916
57,600		Riso Kagaku Corp	1,347
3,588,000	*	Ritek Corp	626
283,002	*	Riverbed Technology, Inc	4,129
112,425	*	Rofin-Sinar Technologies, Inc	2,722
64,069	*	Rogers Corp	3,811
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,200	e	Roland DG Corp	$305
164,992	*,e	Ruckus Wireless, Inc	2,777
66,700		Ryosan Co Ltd	1,220
75,800		Ryoyo Electro Corp	684
26,440		Sam Young Electronics Co Ltd	216
64,187		Samsung Electro-Mechanics Co Ltd	5,152
46,079		Samsung SDI Co Ltd	8,030
876,337		SanDisk Corp	52,151
279,413	*	Sandvine Corp	556
369,429	*	Sanmina Corp	6,461
98,500		Sanshin Electronics Co Ltd	612
271,008	*	Sapphire Technology Co Ltd	12,163
126,702	*	Scansource, Inc	4,384
1,284,864		Seagate Technology, Inc	56,200
278,371	e	Seiko Epson Corp	4,596
155,000		Senao International Co Ltd	493
756,000		Sercomm Corp	1,071
12,421		SFA Engineering Corp	512
308,800		Shanghai Potevio Co Ltd	191
370,300	*	Shenzhen SEG Co Ltd	139
133,100	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	179
61,876		Shimadzu Corp	588
58,500		Shinko Shoji Co Ltd	501
273,666	*,e	ShoreTel, Inc	1,653
37,711	*	Sierra Wireless, Inc	619
22,600		Siix Corp	298
298,112		Simplo Technology Co Ltd	1,449
787,000		Sinbon Electronics Co Ltd	925
6,498		Sindoh Co Ltd	376
1,089,000	*	Sintek Photronic Corp	381
452,000		Sirtec International Co Ltd	833
16,802		S-MAC Co Ltd/Korea	192
160,000	e	SMK Corp	730
849,794	*	Sonus Networks, Inc	2,872
188,404		Spectris plc	6,725
130,092	*	Speed Commerce, Inc	427
837,437		Spirent Communications plc	1,731
47,600		Star Micronics Co Ltd	468
256,003	*,e	Stratasys Ltd	25,923
715,000	e	Sunny Optical Technology Group Co Ltd	747
238,000		Sunrex Technology Corp	96
128,844	*	Super Micro Computer, Inc	1,745
14,356		Suprema, Inc	318
656,686	*	SVA Electron Co Ltd	280
167,926	*	Symmetricom, Inc	809
142,720	*,e	Synaptics, Inc	6,320
199,000		Syncmold Enterprise Corp	335
108,294	*	SYNNEX Corp	6,655
1,302,523		Synnex Technology International Corp	2,039
203,972		Taiflex Scientific Co Ltd	338
971,577		Taiwan PCB Techvest Co Ltd	1,146
240,103	e	Taiyo Yuden Co Ltd	3,151
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,031,000		TCL Communication Technology Holdings Ltd	$666
106,376	e	TDK Corp	4,191
85,848	*	Tech Data Corp	4,285
1,354,000	*	Tech Pro Technology Development Ltd	599
1,397,615		Tellabs, Inc	3,173
21,690		Tessco Technologies, Inc	731
354,095		Test Research, Inc	502
49,403		TKH Group NV	1,480
107,000	*	Toko, Inc	385
424,625		Tong Hsing Electronic Industries Ltd	2,104
7,860,000		Tongda Group Holdings Ltd	447
81,200		Topcon Corp	1,265
326,000		Toshiba TEC Corp	2,013
33,800		Toyo Corp/Chuo-ku	427
251,688		TPK Holding Co Ltd	2,285
2,278,000	e	Tpv Technology Ltd	467
444,065	*	Trimble Navigation Ltd	13,193
450,932		Tripod Technology Corp	879
4,814,566	e	Truly International Holdings	2,801
358,042		TT electronics plc	1,122
205,638	*	TTM Technologies, Inc	2,005
512,039		TXC Corp	684
128,691	e	Ubiquiti Networks, Inc	4,323
17,713		U-Blox AG.	1,474
211,200		Uchi Technologies BHD	95
11,326		Uju Electronics Co Ltd	220
1,240,256		Unimicron Technology Corp	1,058
29,927	*,e	Uni-Pixel, Inc	531
253,937		Unitech Printed Circuit Board Corp	114
131,032	*,e	Universal Display Corp	4,197
391,795		Venture Corp Ltd	2,385
131,393	*	Viasat, Inc	8,376
10,673	*	Viasystems Group, Inc	154
64,507	*	Violin Memory, Inc	474
1,402,911	*	Vishay Intertechnology, Inc	18,084
49,723	*	Vishay Precision Group, Inc	723
61,257		Vivotek, Inc	311
856,800		VST Holdings Ltd	178
305,200	e	Vtech Holdings Ltd	3,943
199,600		Wacom Co Ltd	1,920
2,215,767		Wah Lee Industrial Corp	3,166
476,769	*	Walsin Technology Corp	128
1,016,000		Wasion Group Holdings Ltd	616
436,800		Weikeng Industrial Co Ltd	310
144,490	*	Westell Technologies, Inc	484
1,272,072		Western Digital Corp	80,649
142,800	e	Wi-Lan, Inc	553
88,211		Wincor Nixdorf AG.	5,504
2,498,462	*	Wintek Corp	1,032
2,341,523		Wistron Corp	2,271
232,265		Wistron NeWeb Corp	501
1,409,283		WPG Holdings Co Ltd	1,659
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
659,679		WT Microelectronics Co Ltd	$759
5,654,249		Xerox Corp	58,182
15,750	*,m	Ya Hsin Industrial Co Ltd	0	^
1,549,100	*	Yageo Corp	550
76,793	e	Yamatake Corp	1,786
191,190	e	Yaskawa Electric Corp	2,701
171,685		Yokogawa Electric Corp	2,452
141,000		Young Fast Optoelectronics Co Ltd	180
121,891	*	Zebra Technologies Corp (Class A)	5,550
2,080,855		Zhen Ding Technology Holding Ltd	4,950
229,000		Zinwell Corp	262
718,047	e	ZTE Corp	1,486
68,292	*	Zygo Corp	1,091
411,000		Zyxel Communications	202
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,856,387

TELECOMMUNICATION SERVICES - 2.7%
335,726	*,e	8x8, Inc	3,381
1,972,200		Advanced Info Service PCL	16,115
184,593		AFK Sistema (GDR)	4,796
214,711		Amcon Telecommunications Ltd	375
63,876,030		America Movil S.A. de C.V. (Series L)	63,439
20,320,740		AT&T, Inc	687,247
30,491		Atlantic Tele-Network, Inc	1,590
471,534	*,e	Avanti Communications Group plc	1,847
2,529,000	*,e	Axtel SAB de CV	771
552,951	e	BCE, Inc	23,631
426,434	e	Belgacom S.A.	11,342
158,676	e	Bell Aliant Regional Communications Income Fund	3,951
9,022,493		Bezeq Israeli Telecommunication Corp Ltd	16,591
850,712		Bharti Airtel Ltd	4,332
75,956	*,e	Boingo Wireless, Inc	532
14,689,703		BT Group plc	81,333
3,196,242		Cable & Wireless plc	2,049
110,152	*	Cbeyond Communications, Inc	706
62,941	*	Cellcom Israel Ltd	703
1,081,502		CenturyTel, Inc	33,938
3,485,421		China Communications Services Corp Ltd	2,037
10,507,890		China Mobile Hong Kong Ltd	118,236
18,005,289		China Telecom Corp Ltd	8,891
8,317,301	e	China Unicom Ltd	12,906
1,107,669	e	Chorus Ltd	2,483
4,326,137		Chunghwa Telecom Co Ltd	13,772
801,469	*	Cincinnati Bell, Inc	2,180
1,815,000		Citic 1616 Holdings Ltd	520
3,282,000	*	Citic 21CN Co Ltd	169
153,706		Cogent Communications Group, Inc	4,957
528,456	*	Colt Telecom Group S.A.	997
157,260	e	Consolidated Communications Holdings, Inc	2,711
1,288,207	*	Crown Castle International Corp	94,078
2,227,852		Deutsche Telekom AG.	32,267
5,172,800		Digi.Com BHD	7,713
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
164,646		Drillisch AG.	$3,968
52,304		Elisa Oyj (Series A)	1,249
356,887		Empresa Nacional de Telecomunicaciones S.A.	5,770
68,233	*,e	Fairpoint Communications, Inc	652
1,825,919		Far EasTone Telecommunications Co Ltd	4,549
1,578,208		France Telecom S.A.	19,762
235,095		Freenet AG.	5,680
968,702	e	Frontier Communications Corp	4,040
106,403	*	General Communication, Inc (Class A)	1,013
31,245		Globe Telecom, Inc	1,149
35,307	*,e	Hawaiian Telcom Holdco, Inc	939
190,754	*	Hellenic Telecommunications Organization S.A.	1,985
42,705		HickoryTech Corp	486
1,893,959	e	HKT Trust and HKT Ltd	1,781
3,922,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	1,700
945,025		Idea Cellular Ltd	2,542
127,425	e	IDT Corp (Class B)	2,262
550,566		iiNET Ltd	3,160
19,463		Iliad S.A.	4,542
176,313	*	inContact, Inc	1,458
157,925		Inmarsat plc	1,811
777,000	*,e	Innopac Holdings Ltd	86
200,292		Inteliquent, Inc	1,935
47,350	*,e	Intelsat S.A.	1,136
254,569	*,e	Iridium Communications, Inc	1,751
3,195,500		Jasmine International PCL	844
156,700		Jaymart PCL	108
528,595	*	Jazztel plc	5,742
1,145,291		Kcom Group plc	1,688
362,600		KDDI Corp	18,634
192,452		KT Corp	6,446
208,964	*,e	Leap Wireless International, Inc	3,300
29,374		Let’s GOWEX SA	254
850,546	*,e	Level 3 Communications, Inc	22,701
259,986		LG Telecom Ltd	2,795
52,241		Lumos Networks Corp	1,132
187,984	e	M2 Telecommunications Group Ltd	1,065
1,016,761		Magyar Telekom	1,415
53,874	e	Manitoba Telecom Services, Inc	1,718
105,275		Maroc Telecom	1,207
3,462,100		Maxis BHD	7,434
24,802		MegaFon OAO (ADR)	873
39,883	e	Millicom International Cellular S.A.	3,528
844,838		Mobile TeleSystems (ADR)	18,806
482,809	e	MobileOne Ltd	1,264
40,222		Mobistar S.A.	684
2,794,491		MTN Group Ltd	54,572
780,341	*	Netia S.A.	1,224
160,920	*,e	NEXTDC Ltd	392
685,420	*,e	NII Holdings, Inc (Class B)	4,161
854,211		Nippon Telegraph & Telephone Corp	44,462
109,779		NTELOS Holdings Corp	2,064
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,301,100	e	NTT DoCoMo, Inc	$21,083
96		Oi S.A.	0	^
936,185		Oi S.A.(Pref)	1,808
3,167,253	*	Orascom Telecom Holding SAE	2,025
4,830,036		Orascom Telecom Media And Technology Holding SAE	414
146,238	*	Orbcomm, Inc	771
108,076		Partner Communications	866
9,158,161		PCCW Ltd	4,052
47,582		Philippine Long Distance Telephone Co	3,245
427,158	e	Portugal Telecom SGPS S.A.	1,926
183,217	*	Premiere Global Services, Inc	1,825
59,967		Primus Telecommunications Group, Inc	203
2,515,500		PT Excelcomindo Pratama	924
1,250,076		PT Indosat Tbk	448
84,932,605		PT Telekomunikasi Indonesia Persero Tbk	15,431
131,837		QSC AG.	714
614,793		Reliance Communication Ventures Ltd	1,445
729	*	RingCentral, Inc	13
509,847	e	Rogers Communications, Inc (Class B)	21,922
288,346	e	Rostelecom (ADR)	5,440
883,515		Royal KPN NV	2,813
150,000		Samart Telcoms PCL	84
648,142	*	SBA Communications Corp (Class A)	52,150
89,684	e	Shenandoah Telecom Co	2,161
7,634,773		Singapore Telecommunications Ltd	22,737
185,866	*	SK Broadband Co Ltd	821
42,908		SK Telecom Co Ltd	8,774
597,742	e	SmarTone Telecommunications Holding Ltd	792
2,173,832		Softbank Corp	150,967
205,680		Sonaecom - SGPS S.A.	572
1,546,581	*	Sprint Corp	9,604
669,924	e	StarHub Ltd	2,292
56,979	*	Straight Path Communications, Inc	300
35,542		Swisscom AG.	17,079
1,880,543		Taiwan Mobile Co Ltd	6,670
1,187,586		TalkTalk Telecom Group plc	4,638
966,982	*	Tata Teleservices Maharashtra Ltd	105
3,581,061		TDC AS	30,302
423,204		Tele2 AB	5,410
3,088,732	e	Telecom Corp of New Zealand Ltd	5,958
414,935		Telecom Egypt	818
7,982,657		Telecom Italia RSP	5,305
6,936,896		Telecom Italia S.p.A.	5,708
435,017		Telefonica Brasil S.A.	9,651
1,115,933		Telefonica Deutschland Holding AG.	8,809
205,029		Telefonica O2 Czech Republic AS	3,256
4,063,457	*	Telefonica S.A.	63,171
29,179		Telekom Austria AG.	244
2,583,400		Telekom Malaysia BHD	4,153
815,440		Telekomunikacja Polska S.A.	2,167
1,552,424		Telenor ASA	35,478
1,325,717		Telephone & Data Systems, Inc	39,175
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,878,993		TeliaSonera AB	$37,329
258,352	*	Telkom S.A. Ltd	628
10,441,063		Telstra Corp Ltd	48,449
357,410		TELUS Corp	11,846
625,000		Thaicom PCL	702
1,026,808		Tim Participacoes S.A.	4,763
754,720		Time dotCom BHD	880
2,800,200		TM International BHD	5,912
2,781,145		T-Mobile US, Inc	72,226
170,000		Total Access Communication PCL (NVDR)	577
221,736	*,e	Towerstream Corp	634
609,002		TPG Telecom Ltd	2,466
5,802,900	*	True Corp PCL	1,440
557,093		Turk Telekomunikasyon AS	1,940
959,445	*	Turkcell Iletisim Hizmet AS	5,638
216,864	*	tw telecom inc (Class A)	6,477
62,243		US Cellular Corp	2,834
101,247		USA Mobility, Inc	1,434
10,803,442		Verizon Communications, Inc	504,089
740,677		Vivendi Universal S.A.	17,038
1,084,194	e	Vodacom Group Pty Ltd	13,450
67,577,862		Vodafone Group plc	237,186
934,443	e	Vodafone Group plc (ADR)	32,874
613,916	*	Vonage Holdings Corp	1,928
519,275	e	Windstream Holdings, Inc	4,154
290,241		Ziggo NV	11,761
		TOTAL TELECOMMUNICATION SERVICES	3,161,879

TRANSPORTATION - 2.4%
406,505	e	Abertis Infraestructuras S.A. (Continuous)	7,901
27,565		Aeroports de Paris	2,886
53,088	*,e	Air Berlin plc	125
8,588,700		Air China Ltd	5,821
46,514	*,e	Air France-KLM	463
738,711	e	Air New Zealand Ltd	929
213,147	*	Air Transport Services Group, Inc	1,596
4,326,400		AirAsia BHD	3,398
512,600		Airports of Thailand PCL	3,094
295,927		Alaska Air Group, Inc	18,531
532,352		All America Latina Logistica S.A.	2,104
823,831	e	All Nippon Airways Co Ltd	1,798
49,645		Allegiant Travel Co	5,231
49,950		Amerco, Inc	9,197
624,000	e	Anhui Expressway Co	338
1,823,502		Ansaldo STS S.p.A.	16,880
1,114		AP Moller - Maersk AS (Class A)	9,630
3,828		AP Moller - Maersk AS (Class B)	35,115
99,954		Arkansas Best Corp	2,566
166,700		Arteris S.A.	1,482
940,593		Asciano Group	5,124
165,040	*	Asiana Airlines	785
103,832	*	Atlas Air Worldwide Holdings, Inc	4,788
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,736,297	e	Auckland International Airport Ltd	$4,780
80,073		Autostrada Torino-Milano S.p.A.	987
617,740		Autostrade S.p.A.	12,579
281,202	*	Avis Budget Group, Inc	8,107
1,689,200		Bangkok Expressway PCL	1,866
895,266		BBA Aviation plc	4,416
2,746,400		Beijing Capital International Airport Co Ltd	1,801
4,216,363	*	British Airways plc	23,080
1,042,128	*	Brockman Mining Ltd	56
695,870	e	Canadian National Railway Co	70,509
165,492		Canadian Pacific Railway Ltd	20,405
999,061	e	Canadian Pacific Railway Ltd (Toronto)	123,267
1,140,624		Cathay Pacific Airways Ltd	2,237
240,240		Cebu Air, Inc	290
75,311	*	Celadon Group, Inc	1,406
14,613		Celebi Hava Servisi	95
290,900		Central Japan Railway Co	37,338
416,823	e	CH Robinson Worldwide, Inc	24,826
2,323,037	*	China Airlines	872
1,367,324		China Merchants Holdings International Co Ltd	4,980
6,888,000	*,e	China Shipping Container Lines Co Ltd	1,807
3,434,300	e	China Shipping Development Co Ltd	1,814
8,203,500	e	China Southern Airlines Co Ltd	3,059
6,700,000	*,e	China Timber Resources Group Ltd	337
254,000		Chinese Maritime Transport Ltd	353
1,048,748		Cia de Concessoes Rodoviarias	8,210
69,200		Cia de Locacao das Americas	312
24,666		Clarkson plc	898
3,501,710	e	ComfortDelgro Corp Ltd	5,510
12,985		Compagnie Maritime Belge S.A.	361
8,170,245	*	Compania SudAmericana de Vapores S.A.	420
609,153		Con-Way, Inc	26,248
221,664		Copa Holdings S.A. (Class A)	30,738
3,253,575	*,e	COSCO Holdings	1,615
4,110,827		COSCO Pacific Ltd	6,294
350,000		Costamare, Inc	6,171
3,747,889		CSX Corp	96,471
293,000		CWT Ltd	327
33,566	e	D/S Norden	1,415
173,000	*,e	Daiichi Chuo Kisen Kaisha	211
892,050		Dazhong Transportation Group Co Ltd	607
5,644,910		Delta Air Lines, Inc	133,163
824,919		Deutsche Lufthansa AG.	16,093
2,143,188		Deutsche Post AG.	71,085
8,955		Dfds AS	655
145,975		DSV AS	4,142
559,325		East Japan Railway Co	48,205
1,616,452		easyJet plc	33,402
57,574	*	Echo Global Logistics, Inc	1,206
221,834		EcoRodovias Infraestrutura e Logistica S.A.	1,517
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,537,272	*	Eva Airways Corp	$873
294,000		Evergreen International Storage & Transport Corp	193
1,782,222	*	Evergreen Marine Corp Tawain Ltd	1,055
7,300		Exchange Income Corp	167
987,455		Expeditors International of Washington, Inc	43,507
2,185,910		FedEx Corp	249,434
1,459,329		Firstgroup plc	2,825
22,304		Flughafen Wien AG.	1,510
5,024		Flughafen Zuerich AG.	2,647
155,442		Forward Air Corp	6,272
32,537		Fraport AG. Frankfurt Airport Services Worldwide	2,283
182,217		Freightways Ltd	639
163,000	e	Fukuyama Transporting Co Ltd	1,063
6,917		Gateway Distriparks Ltd	12
1,633,473	*	Gemina S.p.A.	3,695
90,212	*	Genesee & Wyoming, Inc (Class A)	8,387
19,310		GLOVIS Co Ltd	3,782
84,855		Go-Ahead Group plc	2,304
122,206	*	Gol Linhas Aereas Inteligentes S.A.	584
373,470	e	Golden Ocean Group Ltd	550
819,717		Grindrod Ltd	2,034
431,163		Groupe Eurotunnel S.A.	3,929
370,600	*	Grupo Aeromexico SAB de C.V.	528
220,600	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	734
1,005,691		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	5,130
540,700	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,909
303,560		Guangdong Provincial Expressway Development Co Ltd	102
800,000		Guangshen Railway Co Ltd	420
1,214,000	e	GZI Transportation Ltd	666
132,000		Hainan Meilan International Airport Co Ltd	129
33,821		Hamburger Hafen und Logistik AG.	832
45,887	*	Hanjin Kal Corp	726
124,890	*	Hanjin Shipping Co Ltd	1,025
4,330		Hanjin Transportation Co Ltd	87
230,000		Hankyu Hanshin Holdings, Inc	1,278
205,510	*,e	Hawaiian Holdings, Inc	1,529
246,284		Heartland Express, Inc	3,495
5,438,993	*	Hertz Global Holdings, Inc	120,528
54,200		Hitachi Transport System Ltd	755
1,496,327		Hopewell Highway Infrastructure Ltd	753
197,814	*	Hub Group, Inc (Class A)	7,760
4,980,040	e	Hutchison Port Holdings Trust	3,887
48,941	*	Hyundai Merchant Marine Co Ltd	804
130,357	e	Iino Kaiun Kaisha Ltd	847
1,136,257	*	International Consolidated Airlines	6,209
2,236,180		International Container Term Services, Inc	4,986
22,576		International Shipholding Corp	620
38,490		Irish Continental Group plc	1,331
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
617,269		J.B. Hunt Transport Services, Inc	$45,017
228,600		Japan Airlines Co Ltd	13,852
43,155		Japan Airport Terminal Co Ltd	999
106,137	*	Jet Airways India Ltd	610
918,259	*,e	JetBlue Airways Corp	6,116
4,079,800	e	Jiangsu Express	4,813
166,000		Jinzhou Port Co Ltd	66
99,500		Julio Simoes Logistica S.A.	666
499,587		Kamigumi Co Ltd	4,253
752,216		Kansas City Southern Industries, Inc	82,262
3,510,400	*,e	Kawasaki Kisen Kaisha Ltd	8,270
391,555	e	Keihin Electric Express Railway Co Ltd	3,707
118,107	e	Keio Corp	848
209,032		Keisei Electric Railway Co Ltd	2,182
1,360,487	e	Kintetsu Corp	5,080
19,400		Kintetsu World Express, Inc	698
153,184	*	Kirby Corp	13,258
203,517		Knight Transportation, Inc	3,362
94,960	*	Korean Air Lines Co Ltd	3,342
45,901		Kuehne & Nagel International AG.	6,021
266,244		Lan Airlines S.A.	4,023
207,719		Landstar System, Inc	11,628
393,700	*	LLX Logistica S.A.	293
244,972		Localiza Rent A Car	3,648
42,200	*	Log-in Logistica Intermodal S.A.	193
498,009		Macquarie Atlas Roads Group	1,139
135,884		Mainfreight Ltd	1,285
406,005		Malaysia Airports Holdings BHD	945
5,648,800	*	Malaysian Airline System BHD	581
246,800		Malaysian Bulk Carriers BHD	139
89,956		Marten Transport Ltd	1,543
68,000		Maruzen Showa Unyu Co Ltd	235
207,396		Matson, Inc	5,440
510,839		Mermaid Marine Australia Ltd	1,764
1,233,200	*	MISC BHD	1,937
91,349		Mitsubishi Logistics Corp	1,385
1,105,358	*	Mitsui OSK Lines Ltd	5,007
207,610		Mitsui-Soko Co Ltd	1,163
1,259,108		MTR Corp	4,985
556,158		Mundra Port and Special Economic Zone Ltd	1,228
551,818		National Express Group plc	2,291
1,221,718	*,e	Neptune Orient Lines Ltd	1,067
605,641		Nippon Express Co Ltd	3,043
141,700		Nippon Konpo Unyu Soko Co Ltd	2,488
4,485,606		Nippon Yusen Kabushiki Kaisha	14,225
96,000		Nissin Corp	275
333,273		Norfolk Southern Corp	25,779
175,424		Northgate plc	1,221
45,583	*,e	Norwegian Air Shuttle AS	1,647
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
167,863	e	Odakyu Electric Railway Co Ltd	$1,671
74,465		Oesterreichische Post AG.	3,380
2,855,400	*,e	OHL Mexico SAB de CV	7,537
282,094	*	Old Dominion Freight Line	12,974
157,722		Orient Overseas International Ltd	927
162,668	*	Pacer International, Inc	1,007
2,203,290	*	Pacific Basin Shipping Ltd	1,502
15,115		Panalpina Welttransport Holding AG.	2,228
28,740	*	Park-Ohio Holdings Corp	1,104
24,954	*,e	Patriot Transportation Holding, Inc	844
922,800		Pos Malaysia & Services Holdings BHD	1,529
550,600		Precious Shipping PCL	328
12,753,500	*	PT Berlian Laju Tanker Tbk	0	^
5,834,500	m	PT Cardig Aero Services Tbk	428
1,652,000		PT Citra Marga Nusaphala Persada Tbk	456
8,508,800		PT Express Transindo Utama Tbk	1,102
13,055,000	*	PT Garuda Indonesia Tbk	564
2,460,500		PT Jasa Marga Tbk	1,105
7,139,000	*	PT Trada Maritime Tbk	962
1,601,992	*	Qantas Airways Ltd	2,208
2,899,083		QR National Ltd	12,667
80,464	*	Quality Distribution, Inc	744
598,381		Qube Logistics Holdings Ltd	1,146
245,431	*	Republic Airways Holdings, Inc	2,921
521,000		Road King Infrastructure	537
63,551	*	Roadrunner Transportation Services Holdings, Inc	1,795
46,434		Ryanair Holdings plc	395
285,538		Ryanair Holdings plc (ADR)	14,203
189,288		Ryder System, Inc	11,301
498,000		Sagami Railway Co Ltd	1,916
93,354	*	Saia, Inc	2,911
96	*,m	SAir Group	0	^
334,000		Sankyu, Inc	1,105
97,400		Santos Brasil Participacoes S.A.	1,163
436,377	*,e	SAS AB	1,530
27,060		Sebang Co Ltd	490
415,287		Seino Holdings Corp	4,251
238,000	e	Senko Co Ltd	1,199
499,600	m	Shandong Airlines Co Ltd	1
229,100		Shanghai Jinjiang International Investment Holdings Co	197
141,400		Shenzhen Chiwan Petroleum	273
259,100		Shenzhen Chiwan Wharf Holdings Ltd	471
876,000		Shenzhen Expressway Co Ltd	333
14,295,000	e	Shenzhen International Holdings	1,717
58,000	e	Shibusawa Warehouse Co Ltd	273
388,006		Shih Wei Navigation Co Ltd	281
118,000	*	Shinwa Kaiun Kaisha Ltd	316
4,769,097	e	Shun TAK Holdings Ltd	2,677
2,618,000	e	Sichuan Expressway Co Ltd	757
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
480,000		Sincere Navigation	$472
530,305	e	Singapore Airlines Ltd	4,416
1,589,000		Singapore Airport Terminal Services Ltd	4,130
3,960,419		Singapore Post Ltd	3,995
4,174,000		Sinotrans Ltd	1,099
2,700,000	e	Sinotrans Shipping Ltd	850
1,402,000		SITC International Co Ltd	564
37,736		Sixt AG.	952
38,027		Sixt AG. (Preference)	813
183,068	*	Skymark Airlines, Inc	693
203,944		Skywest, Inc	2,961
1,121,000	e	SMRT Corp Ltd	1,153
11,065,075		Sociedad Matriz SAAM S.A.	1,068
79,483	e	Societa Iniziative Autostradali e Servizi S.p.A.	782
2,828,842		Southwest Airlines Co	41,188
1,443,346	*	SpiceJet Ltd	424
400,428	*	Spirit Airlines, Inc	13,723
1,027,571		Stagecoach Group plc	5,424
394,593	e	Stobart Group Ltd	799
42,111		Stolt-Nielsen S.A.	1,099
77,400	e	Student Transportation, Inc	487
94,590		STX Pan Ocean Co Ltd	201
164,767		Sumitomo Warehouse Co Ltd	1,028
617,217	*	Swift Transportation Co, Inc	12,462
573,593		Sydney Airport	2,104
516,000		T.Join Transportation Co	673
214,000		Taiwan Navigation Co Ltd	204
460,854		TAV Havalimanlari Holding AS	3,254
55,000		Tegma Gestao Logistica	545
900,000		Thai Airways International PCL	574
97,580		Thoresen Thai Agencies PCL	54
5,676,000		Tianjin Port Development Holdings Ltd	857
696,000	*,e	Tiger Airways Holdings Ltd	314
593,230		TNT Express NV	5,415
524,566	*	TNT NV	2,269
839,534		Tobu Railway Co Ltd	4,439
2,486,170		Tokyu Corp	17,769
609,291		Toll Holdings Ltd	3,319
117,500		TPI-Triunfo Participacoes e Investimentos S.A.	510
208,000		Transasia Airways Corp	88
186,023		TransForce, Inc	3,914
1,187,504		Transurban Group	7,539
2,579,805		Turk Hava Yollari	9,837
1,811,891	*	UAL Corp	55,643
55,023	*,e	Ultrapetrol Bahamas Ltd	206
462,800		U-Ming Marine Transport Corp	840
2,454,137		Union Pacific Corp	381,226
2,212,536		United Parcel Service, Inc (Class B)	202,159
21,784	e	Universal Truckload Services, Inc	581
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
695,242	*,e	US Airways Group, Inc	$13,182
704,602		UTI Worldwide, Inc	10,647
1,220,317	*	Virgin Australia Holdings Ltd	490
67,336	*,m	Virgin Australia Int Holdings	0	^
11,668		VTG AG.	229
275,357		Wan Hai Lines Ltd	158
177,727	e	Werner Enterprises, Inc	4,146
165,360	*	Wesco Aircraft Holdings, Inc	3,461
302,792		West Japan Railway Co	12,982
57,200	e	Westshore Terminals Investment Corp	1,720
108,457		Wilh. Wilhelmsen ASA	1,028
364,927		Wisdom Marine Lines Co Ltd	466
7,188,000		Xiamen International Port Co Ltd	937
500,000		Xiangyu Dredging Holdings Ltd	143
104,110	*,e	XPO Logistics, Inc	2,256
369,157		Yamato Transport Co Ltd	8,337
1,286,515	*	Yang Ming Marine Transport	590
47,229	*,e	YRC Worldwide, Inc	797
20,400	e	Yusen Air & Sea Service Co Ltd	224
4,777,400		Zhejiang Expressway Co Ltd	4,408
		TOTAL TRANSPORTATION	2,781,902

UTILITIES - 2.9%
1,610,254		A2A S.p.A.	1,574
2,199,031		Aboitiz Power Corp	1,592
19,839	e	Acciona S.A.	1,131
670,426		ACEA S.p.A.	6,542
78,161		Actelios S.p.A.	111
2,726,738		AES Corp	36,238
3,264,959		AES Gener S.A.	1,907
126,844		AES Tiete S.A.	1,230
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
684,856		AGL Energy Ltd	9,865
200,127		AGL Resources, Inc	9,212
3,053,861		Aguas Andinas S.A.	2,104
42,810	*	Akenerji Elektrik Uretim AS	28
22,453		Alerion Industries S.p.A.	105
192,025	e	Algonquin Power & Utilities Corp	1,182
160,555		Allete, Inc	7,755
449,561		Alliant Energy Corp	22,276
265,220		Ameren Corp	9,240
1,859,074		American Electric Power Co, Inc	80,591
217,948		American States Water Co	6,007
1,119,650		American Water Works Co, Inc	46,219
971,432		APA Group	5,412
522,716		Aqua America, Inc	12,927
31,088		Artesian Resources Corp	692
83,177		Ascopiave S.p.A.	165
136,907	e	Atco Ltd	5,940
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
622,973	e	Atlantic Power Corp	$2,685
292,179	e	Atlantic Power Corp (Toronto)	1,254
190,440		Atmos Energy Corp	8,111
292,639		Avista Corp	7,726
999,923	*	Babcock & Brown Wind Partners	280
5,004,000	e	Beijing Enterprises Water Group Ltd	2,088
2,324,000	*	Binhai Investment Co Ltd	115
16,246		BKW S.A.	564
175,399		Black Hills Corp	8,745
30,295	*	Boralex, Inc	310
235,532		California Water Service Group	4,786
5,645,391	*	Calpine Corp	109,690
199,063	e	Canadian Utilities Ltd	6,847
91,300	e	Capital Power Corp	1,884
4,990,002		Centerpoint Energy, Inc	119,610
279,941		Centrais Eletricas Brasileiras S.A.	789
257,824		Centrais Eletricas Brasileiras S.A. (Preference)	1,218
16,900		Centrais Eletricas de Santa Catarina S.A.	136
9,615,643		Centrica plc	57,549
36,864		CESC Ltd	200
320,468		CEZ AS	8,285
43,479		Chesapeake Utilities Corp	2,282
628,344	e	Cheung Kong Infrastructure Holdings Ltd	4,358
2,154,000		China Datang Corp Renewable Power Co Ltd	409
2,856,100	e	China Gas Holdings Ltd	3,113
4,129,500	e	China Longyuan Power Group Corp	4,292
5,300,000	e	China Oil and Gas Group Ltd	753
11,230,000	e	China Power International Development Ltd	4,245
8,540,000	*,e	China Power New Energy Development Co Ltd	419
2,390,800	e	China Resources Gas Group Ltd	6,122
2,400,899		China Resources Power Holdings Co	5,713
2,302,000		China Water Affairs Group Ltd	873
4,810,000		China WindPower Group Ltd	171
938,586		Chubu Electric Power Co, Inc	12,893
353,491		Chugoku Electric Power Co, Inc	5,626
615,119		Cia de Saneamento Basico do Estado de Sao Paulo	6,006
73,600		Cia de Saneamento de Minas Gerais-COPASA	1,162
97		Cia de Transmissao de Energia Electrica Paulista	2
650,038		Cia Energetica de Minas Gerais	5,643
597,671		Cia Energetica de Sao Paulo (Class B)	6,378
43,100		Cia Energetica do Ceara	742
469,819		Cia Paranaense de Energia	6,667
237,709		Cleco Corp	10,659
1,712,883		CLP Holdings Ltd	13,950
991,198		CMS Energy Corp	26,088
15,203,796		Colbun S.A.	3,926
42,785	e	Connecticut Water Service, Inc	1,376
541,018		Consolidated Edison, Inc	29,832
59,357		Consolidated Water Co, Inc	889
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,652,664	e	Contact Energy Ltd	$11,918
268,940		CPFL Energia S.A.	2,353
11,802,900		Datang International Power Generation Co Ltd	5,211
28,233	e	Delta Natural Gas Co, Inc	624
1,564,778		Dominion Resources, Inc	97,767
2,101,445		Drax Group plc	23,183
704,042		DTE Energy Co	46,453
2,029,348	e	DUET Group	4,130
3,228,988		Duke Energy Corp	215,632
394,948	*,e	Dynegy, Inc	7,630
4,724,846		E.ON AG.	84,080
6,799		E1 Corp	479
1,298,297		Edison International	59,800
316,701		EDP - Energias do Brasil S.A.	1,723
162,104		El Paso Electric Co	5,414
238,561		Electric Power Development Co	7,789
2,289,944		Electricite de France	72,435
109,274		Eletropaulo Metropolitana de Sao Paulo S.A.	422
37,110		Elia System Operator S.A.	1,652
197,433		Empire District Electric Co	4,276
578,826		Empresa Electrica del Norte Grande S.A.	804
4,251,221		Empresa Nacional de Electricidad S.A.	5,934
223,140		Enagas	5,469
648,674		Endesa S.A.	16,885
224,682		Enea S.A.	1,019
1,402,598		Enel Green Power S.p.A	3,011
2,492,510		Enel S.p.A.	9,571
905,062	e	Energias de Portugal S.A.	3,306
1,024,060	*	Energy World Corp Ltd	464
47,831,216		Enersis S.A.	15,235
1,322,873		Entergy Corp	83,592
2,492,427		Envestra Ltd	2,548
732,000	e	Epure International Ltd	405
227,030		Equatorial Energia S.A.	2,151
41,535		EVN AG.	634
3,298,103		Exelon Corp	97,756
599,985	*	Federal Grid Co Unified Energy System JSC (ADR)	924
3,235,200		First Gen Corp	1,242
700,930		First Philippine Holdings Corp	1,206
972,355		FirstEnergy Corp	35,442
287,981	e	Fortis, Inc	8,748
1,628,426		Fortum Oyj	36,759
434,570		GAIL India Ltd	2,277
797,400		Gas Malaysia BHD	864
982,380		Gas Natural SDG S.A.	20,539
3,035,835		Gaz de France	76,096
53,099	*,e	Genie Energy Ltd	520
558,600		Glow Energy PCL	1,166
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
134,343		Great Plains Energy, Inc	$2,982
140,000		Great Taipei Gas Co Ltd	104
3,673,100		Guangdong Investments Ltd	3,159
2,050		Gujarat Gas Co Ltd	9
194,239		Gujarat State Petronet Ltd	170
2,353,042	*	GVK Power & Infrastructure Ltd	235
87,532	e	Hawaiian Electric Industries, Inc	2,197
1,187,355		Hera S.p.A.	2,393
136,371	*	Hokkaido Electric Power Co, Inc	1,841
195,990		Hokuriku Electric Power Co	2,868
5,499,276		Hong Kong & China Gas Ltd	13,238
2,852,319	e	Hong Kong Electric Holdings Ltd	25,537
1,137,130	*	Huadian Energy Co Ltd	341
3,800,000	e	Huadian Fuxin Energy Corp Ltd	1,119
2,800,000	e	Huadian Power International Co	1,117
14,252,200	e	Huaneng Power International, Inc	14,269
2,980,000		Huaneng Renewables Corp Ltd	1,054
681,000	e	Hyflux Ltd	655
4,217,708		Iberdrola S.A.	24,516
198,703		Idacorp, Inc	9,617
115,000		IDGC Holding JSC (GDR)	725
71,572	*	Indiabulls Infrastructure and Power Ltd	3
63,672		Indraprastha Gas Ltd	274
236,064	*,e	Infraestructura Energetica ,NV SAB de C.V.	911
1,781,805		Infratil Ltd	3,663
111,323		Innergex Renewable Energy, Inc	946
88,640		Integrys Energy Group, Inc	4,954
423,771		Interconexion Electrica S.A.	2,101
552,247		Inversiones Aguas Metropolitanas S.A.	1,047
1,431,530		Iride S.p.A.	1,748
715,702		Isagen S.A. ESP	1,096
144,384		ITC Holdings Corp	13,552
340,925	e	Just Energy Income Fund	2,168
1,588,473	*	Kansai Electric Power Co, Inc	20,434
3,193		Korea District Heating Corp	294
322,050	*	Korea Electric Power Corp	9,012
27,531		Korea Gas Corp	1,459
4,902		KyungDong City Gas Co Ltd	407
404,299	*	Kyushu Electric Power Co, Inc	5,785
133,494		Laclede Group, Inc	6,007
102,400		Light S.A.	875
184,271		Macquarie Power & Infrastructure Income Fund	689
7		Manila Electric Co	0	^
1,713,200		Manila Water Co, Inc	1,113
843,176		MDU Resources Group, Inc	23,584
102,014		MGE Energy, Inc	5,565
69,848		Middlesex Water Co	1,494
195,306	*	MPX Energia S.A.	463
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
231,785	e	National Fuel Gas Co	$15,938
7,653,516		National Grid plc	90,408
169,784		New Jersey Resources Corp	7,479
2,254,622		NextEra Energy, Inc	180,731
833,473		NiSource, Inc	25,746
1,142,763		Northeast Utilities	47,139
111,659	e	Northland Power Income Fund	1,696
108,234		Northwest Natural Gas Co	4,544
152,538		NorthWestern Corp	6,852
1,382,569		NRG Energy, Inc	37,786
259,293	*,e	NRG Yield, Inc	7,854
1,595,678		NTPC Ltd	3,760
281,225		NV Energy, Inc	6,640
52,517	e	Oest Elektrizitatswirts AG. (Class A)	1,188
1,806,311		OGE Energy Corp	65,190
117,000		Okinawa Electric Power Co, Inc	4,040
1,265,104		Oneok, Inc	67,455
69,917	e	Ormat Technologies, Inc	1,872
4,438,806		Osaka Gas Co Ltd	18,922
143,908		Otter Tail Corp	3,972
200,222	*	Pattern Energy Group, Inc	4,685
558,020		Pennon Group plc	6,317
222,492		Pepco Holdings, Inc	4,107
727,300		Petronas Gas BHD	4,911
1,436,186		PG&E Corp	58,769
352,571		Piedmont Natural Gas Co, Inc	11,593
608,733		Pinnacle West Capital Corp	33,322
315,312		PNM Resources, Inc	7,136
8,981,750		PNOC Energy Development Corp	1,125
1,058,071		Polska Grupa Energetyczna S.A.	5,637
298,865		Portland General Electric Co	8,437
1,767,216		Power Grid Corp of India Ltd	2,768
1,366,831		PPL Corp	41,524
33,833,045		PT Perusahaan Gas Negara	15,201
435,227		PTC India Ltd	323
350,352		Public Power Corp	3,968
954,572		Public Service Enterprise Group, Inc	31,434
1,076,200		Puncak Niaga Holding BHD	1,037
81,005	*,e	Pure Cycle Corp	374
7,280		Pusan City Gas Co Ltd	192
407,633		Questar Corp	9,168
14,645		Red Electrica de Espana	834
157,984		Redes Energeticas Nacionais S.A.	472
137,445		Reliance Energy Ltd	815
742,001	*	Reliance Power Ltd	800
36,387		Rubis	2,298
1,343,127	e	RusHydro (ADR)	2,108
174,027		RWE AG.	5,921
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
551	e	RWE AG. (Preference)	$18
9,162		Samchully Co Ltd	1,185
241,407		SCANA Corp	11,114
272,366		Scottish & Southern Energy plc	6,496
39,478		Sechilienne-Sidec	794
1,685,459		Sempra Energy	144,275
186,346		Severn Trent plc	5,314
130,678	*	Shikoku Electric Power Co, Inc	2,226
59,000		Shizuoka Gas Co Ltd	402
65,095	e	SJW Corp	1,824
1,029,130		Snam Rete Gas S.p.A.	5,216
126,629		South Jersey Industries, Inc	7,418
1,130,894		Southern Co	46,570
186,439		Southwest Gas Corp	9,322
4,439,139		SP AusNet	4,972
2,594,676		Spark Infrastructure Group	4,020
323,100	*	SPCG PCL	247
215,166		Suez Environnement S.A.	3,492
327,534	e	Superior Plus Corp	3,498
1,085,450		Taiwan Cogeneration Corp	683
1,630,509		Tata Power Co Ltd	2,114
2,797,910		Tauron Polska Energia S.A.	4,293
190,905	e	TECO Energy, Inc	3,158
127,928		Telecom Plus plc	2,622
8,388,218		Tenaga Nasional BHD	23,248
50,201		Terna Energy S.A.	217
217,027		Terna Rete Elettrica Nazionale S.p.A.	980
3,045,800		Thai Tap Water Supply PCL	976
372,223	e	Toho Gas Co Ltd	1,951
371,098	*	Tohoku Electric Power Co, Inc	4,571
1,379,106	*,e	Tokyo Electric Power Co, Inc	8,592
6,729,285		Tokyo Gas Co Ltd	36,910
1,289,000		Towngas China Co Ltd	1,174
194,020		Tractebel Energia S.A.	3,207
314,302	e	TransAlta Corp	4,083
115,100		Transmissora Alianca de Energia Eletrica S.A.	1,106
522,982		UGI Corp	20,464
244,999	e	UIL Holdings Corp	9,109
577,160		United Utilities Group plc	6,455
63,628		Unitil Corp	1,862
200,367		UNS Energy Corp	9,341
53,562		Valener, Inc	819
154,972		Vectren Corp	5,168
260,954		Veolia Environnement	4,461
300,125	e	Westar Energy, Inc	9,199
204,029		WGL Holdings, Inc	8,714
644,872		Wisconsin Energy Corp	26,040
1,479,148		Xcel Energy, Inc	40,839
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,895,800	e	Xinao Gas Holdings Ltd	$10,547
4,770		YESCO Co Ltd	157
41,556	e	York Water Co	834
5,527,782		YTL Corp BHD	2,612
3,755,308		YTL Power International BHD	2,051
16,000		Zespol Elektrowni Patnow Adamow Konin S.A.	146
1,453,400		Zhejiang Southeast Electric Power Co (Class B)	1,235
1,229,253	*	Zorlu Enerji Elektrik Uretim AS	792
		TOTAL UTILITIES	3,466,455

		TOTAL COMMON STOCKS	117,503,665
		(Cost $99,014,876)

PREFERRED STOCKS - 0.1%

BANKS - 0.0%
4,354,463	*	ITAUSA Investimentos Itau PR	17,683
		TOTAL BANKS	17,683
DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,539
		TOTAL DIVERSIFIED FINANCIALS	1,539
FOOD, BEVERAGE & TOBACCO - 0.1%
1,422,096	*	Ambev Cia De Bebidas Das	54,836
		TOTAL FOOD, BEVERAGE & TOBACCO	54,836
REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	19
		TOTAL REAL ESTATE	19

		TOTAL PREFERRED STOCKS	74,077
		(Cost $67,758)

RIGHTS / WARRANTS - 0.0%

BANKS - 0.0%
4,744,026		Banco Bilbao Vizcaya Argentaria S.A.	648
503,182	m	Banco de Sabadell S.A.	104
7,640,221		Barclays plc	9,988
		TOTAL BANKS	10,740
CAPITAL GOODS - 0.0%
171,533		Abertis Infraestructuras S.A.	167
3,758,804	m	Polimex-Mostostal S.A.	0	^
		TOTAL CAPITAL GOODS	167

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
493,000	e	Blumont Group Ltd	1,010
118,150	m	New World Development Co Ltd	0	^
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,010

DIVERSIFIED FINANCIALS - 0.0%
1,122,437		Citigroup Global Markets Holdings	1,448
		TOTAL DIVERSIFIED FINANCIALS	1,448
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
ENERGY - 0.0%
123,722		Etablissements Maurel et Prom CW14	$23
45,556	e	Magnum Hunter Resources Corp	0	^
461,866	m	Soco International plc	299
		TOTAL ENERGY	322

FOOD, BEVERAGE & TOBACCO - 0.0%
41,615		Cia Cervecerias Unidas S.A.	17
15,075		Olam International Ltd	4
		TOTAL FOOD, BEVERAGE & TOBACCO	21

MATERIALS - 0.0%
1,558		Kinross Gold Corp	0	^
		TOTAL MATERIALS	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
55,620	*,m	Clinical Data, Inc	53
17,790	*,m	Omthera Pharmaceuticals, Inc	11
228,016	m	Trius Therapeutics, Inc	30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	94

REAL ESTATE - 0.0%
18,138		Africa Israel Investments Ltd	1
114,202		Cheuk Nang Holdings Ltd	37
4,761,352	m	GPT Group	0	^
6,677		Tejon Ranch Co	18
		TOTAL REAL ESTATE	56

SOFTWARE & SERVICES - 0.0%
141,205	*,m	Gerber Scientific, Inc	0	^
		TOTAL SOFTWARE & SERVICES	0	^

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
38,420	m	Renewable Energy Corp ASA	154
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	154

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,210	e	Interflex Co Ltd	8
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8

TRANSPORTATION - 0.0%
3,852	m	Hyundai Merchant Marine Co Ltd	12
		TOTAL TRANSPORTATION	12
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
UTILITIES - 0.0%
4,881		Korea Gas Corp			$44
		TOTAL UTILITIES			44

		TOTAL RIGHTS / WARRANTS			14,076
		(Cost $2,835)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 5.2%

GOVERNMENT AGENCY DEBT - 0.1%
$21,235,000		Federal Home Loan Bank (FHLB)	0.025%	11/27/13	21,234
21,100,000		FHLB	0.020	12/11/13	21,099
10,900,000		FHLB	0.040	12/27/13	10,900
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.048	10/21/13	24,999
6,200,000		FHLMC	0.025	12/16/13	6,200
19,100,000		FHLMC	0.030	12/23/13	19,099
50,000,000		FHLMC	0.060	03/10/14	49,993
19,100,000		Federal National Mortgage Association (FNMA)	0.030	10/07/13	19,100
		TOTAL GOVERNMENT AGENCY DEBT			172,624

TREASURY DEBT - 0.3%
15,300,000		United States Treasury Bill	0.020-0.050	10/03/13	15,300
15,000,000		United States Treasury Bill	0.040	10/10/13	15,000
17,300,000		United States Treasury Bill	0.081	10/17/13	17,299
9,500,000		United States Treasury Bill	0.046	10/31/13	9,500
74,900,000		United States Treasury Bill	0.031-0.060	11/07/13	74,897
10,000,000		United States Treasury Bill	0.020	11/21/13	10,000
5,000,000		United States Treasury Bill	0.065	12/19/13	5,000
25,000,000		United States Treasury Bill	0.080	12/26/13	24,999
4,000,000		United States Treasury Bill	0.056	02/27/14	4,000
8,000,000		United States Treasury Bill	0.088	05/29/14	7,998
37,800,000		United States Treasury Bill	0.101	06/26/14	37,785
10,000,000		United States Treasury Bill	0.101-0.103	07/24/14	9,995
41,000,000		United States Treasury Bill	0.103-0.106	08/21/14	40,972
30,000,000		United States Treasury Note	0.250	04/30/14	30,030
		TOTAL TREASURY DEBT			302,775

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

REPURCHASE AGREEMENT - 4.6%
95,000,000	n	Bank of Nova Scotia	0.080	10/01/13	95,000
500,000,000	o	Barclays	0.060	10/01/13	500,000
304,000,000	p	Barclays	0.060	10/01/13	304,000
650,000,000	q	BNP-A	0.050	10/01/13	650,000
76,000,000	r	BNP-C	0.020	10/01/13	76,000
182,000,000	s	Citigroup-A	0.050	10/01/13	182,000
221,000,000	t	CSFB	0.050	10/01/13	221,000
75,000,000	u	Goldman Sachs	0.070	10/01/13	75,000
129,000,000	v	HSBC	0.020-0.050	10/01/13	129,000
876,000,000	w	Merrill Lynch	0.030-0.050	10/01/13	876,000
885,000,000	x	Mizuho Securities	0.070	10/01/13	885,000
217,000,000	y	Morgan Stanley	0.050	10/01/13	217,000
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$260,000,000	z	RBC	0.050%	10/01/13	$260,000
547,000,000	aa	Royal Bank of Scotland	0.050	10/01/13	547,000
92,000,000	bb	Societe Generale	0.050	10/01/13	92,000
355,000,000	cc	UBS Warburg	0.040	10/01/13	355,000
		TOTAL REPURCHASE AGREEMENT			5,464,000

VARIABLE RATE SECURITIES - 0.2%
11,951,983	i	Granite Master Issuer plc 2006	0.380	12/20/50	11,761
9,450,405	i	Granite Master Issuer plc 2007	0.380	12/20/50	9,299
5,261,764	i	Medallion Trust 2005	0.302	08/22/36	5,232
5,505,402	i	Nelnet Student Loan Trust 2007	0.501	09/25/18	5,502
9,931,350	i	Puma Finance Ltd	0.403	02/21/38	9,820
170,000,000	i	SLM Student Loan Trust 2007	0.306	01/25/19	167,294
20,064,867	i	SLM Student Loan Trust 2008	0.616	10/25/16	20,060
		TOTAL VARIABLE RATE SECURITIES			228,968

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			5,692,968

		TOTAL SHORT-TERM INVESTMENTS			6,168,367
		(Cost $6,170,573)
		TOTAL INVESTMENTS - 104.6%			123,762,062
		(Cost $105,258,129)
		OTHER ASSETS & LIABILITIES, NET - (4.6)%			(5,492,158)
		NET ASSETS - 100.0%			$118,269,904

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipts
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
b	In bankruptcy.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,429,476,000.
f	Restricted security. At 9/30/2013, the aggregate value of these securities amounted to $448,000,000 or 0.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Bank of Nova Scotia, 0.08% dated 09/30/13 to be repurchased at $95,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $96,900,000.
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

o	Agreement with Barclays Capital, 0.06% dated 09/30/13 to be repurchased at $500,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $510,000,000.
p	Agreement with Barclays Capital, 0.06% dated 09/30/13 to be repurchased at $304,001,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $310,080,000.
q	Agreement with BNP-A, 0.05% dated 09/30/13 to be repurchased at $650,001,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $663,000,000.
r	Agreement with BNP-C, 0.02% dated 09/30/13 to be repurchased at $76,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $77,521,000.
s	Agreement with Citigroup-A, 0.05% dated 09/30/13 to be repurchased at $182,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $185,640,000.
t	Agreement with CSFB, 0.05% dated 09/30/13 to be repurchased at $221,003,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $225,423,000.
u	Agreement with Goldman Sachs, 0.07% dated 09/30/13 to be repurchased at $75,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $76,504,000.
v	Agreement with HSBC, 0.02-0.05% dated 09/30/13 to be repurchased at $129,002,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $131,582,000.
w	Agreement with Merrill Lynch, 0.03-0.05% dated 09/30/13 to be repurchased at $876,001,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $893,641,000.
x	Agreement with Mizuho Securities 0.07% dated 09/30/13 to be repurchased at $885,002,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $902,702,000.
y	Agreement with Morgan Stanley, 0.05% dated 09/30/13 to be repurchased at $217,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $221,340,000.
z	Agreement with RBC, 0.05% dated 09/30/13 to be repurchased at $260,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $265,200,000.
aa	Agreement with Royal Bank of Scotland, 0.05% dated 09/30/13 to be repurchased at $547,005,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $557,945,000.
bb	Agreement with Societe Generale, 0.05% dated 09/30/13 to be repurchased at $92,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $93,840,000.
cc	Agreement with UBS Warburg, 0.04% dated 09/30/13 to be repurchased at $355,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $362,100,000.

Cost amounts are in thousands.
191

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

September 30, 2013

	Value	% of total
Country	(000)	portfolio
DOMESTIC

UNITED STATES	$86,188,246	69.8%
TOTAL DOMESTIC	86,188,246	69.8
FOREIGN

AUSTRALIA	1,625,600	1.3
AUSTRIA	142,240	0.1
BELGIUM	225,425	0.2
BERMUDA	72,932	0.1
BRAZIL	855,322	0.7
CAMBODIA	2,190	0.0
CANADA	2,747,248	2.2
CAYMAN ISLANDS	28,656	0.0
CHILE	115,612	0.1
CHINA	1,593,563	1.3
COLOMBIA	91,803	0.1
CYPRUS	135	0.0
CZECH REPUBLIC	21,176	0.0
DENMARK	317,054	0.3
EGYPT	13,923	0.0
FINLAND	211,922	0.2
FRANCE	3,114,296	2.5
GERMANY	2,268,755	1.8
GIBRALTAR	1,625	0.0
GREECE	35,871	0.0
GUERNSEY, C.I.	2,402	0.0
HONG KONG	908,909	0.7
HUNGARY	18,591	0.0
INDIA	503,336	0.4
INDONESIA	202,866	0.2
IRELAND	305,823	0.2
ISLE OF MAN	3,971	0.0
ISRAEL	123,224	0.1
ITALY	473,081	0.4
JAPAN	5,786,416	4.7
JERSEY, C.I.	6,430	0.0
KOREA, REPUBLIC OF	1,296,686	1.0
LUXEMBOURG	30,231	0.0
MACAU	47,238	0.0
MALAYSIA	272,683	0.2
MEXICO	407,428	0.3
MONACO	1,523	0.0
MOROCCO	3,852	0.0
NETHERLANDS	1,183,179	1.0
NEW ZEALAND	83,269	0.1
NIGERIA	1,327	0.0
NORWAY	343,935	0.3
PANAMA	33,648	0.0
PERU	22,893	0.0
PHILIPPINES	100,111	0.1
POLAND	131,057	0.1
PORTUGAL	38,372	0.0
PUERTO RICO	5,476	0.0
RUSSIA	437,229	0.4
192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
SINGAPORE	$411,346	0.3%
SOUTH AFRICA	563,014	0.5
SPAIN	436,538	0.4
SWEDEN	803,937	0.6
SWITZERLAND	2,271,264	1.8
TAIWAN	968,260	0.8
THAILAND	213,926	0.2
TURKEY	153,332	0.1
UKRAINE	3,304	0.0
UNITED ARAB EMIRATES	20,244	0.0
UNITED KINGDOM	5,467,917	4.4
VIRGIN ISLANDS, BRITISH	200	0.0
TOTAL FOREIGN	37,573,816	30.2

TOTAL PORTFOLIO	$123,762,062	100.0%
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2013

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 98.8%

AUSTRALIA - 2.2%
154,233		AGL Energy Ltd	$2,222
31,171	e	ALS Ltd	305
792,571	*	Alumina Ltd	757
488,514		Amcor Ltd	4,766
995,672		AMP Ltd	4,286
69,644		APA Group	388
201,634		Asciano Group	1,098
1,264,860	*	Australia & New Zealand Banking Group Ltd	36,368
55,325		Australian Stock Exchange Ltd	1,782
51,144		Bendigo Bank Ltd	479
2,010,704		BHP Billiton Ltd	66,901
126,480	*	BlueScope Steel Ltd	553
100,177		Boral Ltd	450
382,003		Brambles Ltd	3,249
17,751		Caltex Australia Ltd	307
266,374		CFS Gandel Retail Trust	498
179,499		Coca-Cola Amatil Ltd	2,056
4,887		Cochlear Ltd	276
419,040		Commonwealth Bank of Australia	27,849
145,789		Computershare Ltd	1,351
57,315		Crown Ltd	832
152,001		CSL Ltd	9,073
799,457	e	David Jones Ltd	2,157
636,003		DB RREEF Trust	595
69,241		DuluxGroup Ltd	341
97,361		Echo Entertainment Group Ltd	252
117,091		Federation Centres	250
154,554		Flight Centre Ltd	6,970
131,445	e	Fortescue Metals Group Ltd	585
229,522		GPT Group (ASE)	745
65,285	e	Harvey Norman Holdings Ltd	194
627,745	e	Iluka Resources Ltd	6,732
311,138		Incitec Pivot Ltd	781
667,538		Insurance Australia Group Ltd	3,659
98,877	e	John Fairfax Holdings Ltd	50
47,439	e	Leighton Holdings Ltd	853
190,818		Lend Lease Corp Ltd	1,810
229,645		Macquarie Goodman Group	1,046
120,878		Macquarie Group Ltd	5,416
109,878		Metcash Ltd	328
1,104,994		Mirvac Group	1,796
988,195		National Australia Bank Ltd	31,663
473,420		Newcrest Mining Ltd	5,207
321,889	e	OneSteel Ltd	367
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
115,093		Orica Ltd	$2,156
382,982		Origin Energy Ltd	5,043
87,299		Oxiana Ltd	362
144,617	*	Qantas Airways Ltd	199
472,068		QBE Insurance Group Ltd	6,465
205,399		QR National Ltd	897
11,120		Ramsay Health Care Ltd	376
197,052		Rio Tinto Ltd	11,406
305,302		Santos Ltd	4,302
27,488		Seek Ltd	305
52,514		Shopping Centres Australasia Property Group	75
7,271	*,e	Sims Group Ltd	65
31,824		Sonic Healthcare Ltd	481
209,471		SP AusNet	235
861,892		Stockland Trust Group	3,115
480,017		Suncorp-Metway Ltd	5,870
53,380		Sydney Airport	196
94,583		Tabcorp Holdings Ltd	290
179,153		Tattersall’s Ltd	518
1,666,993		Telstra Corp Ltd	7,735
251,613		Toll Holdings Ltd	1,371
398,122		Transurban Group	2,527
54,292		Treasury Wine Estates Ltd	224
378,876		Wesfarmers Ltd	14,555
3,502,397		Westfield Group	35,992
1,395,342		Westfield Retail Trust	3,868
739,987		Westpac Banking Corp	22,619
41,498	*,e	Whitehaven Coal Ltd	78
209,093		Woodside Petroleum Ltd	7,482
368,298		Woolworths Ltd	12,035
39,509		WorleyParsons Ltd	898
		TOTAL AUSTRALIA	389,383

AUSTRIA - 0.1%
98,890		Andritz AG.	5,820
23,114		Erste Bank der Oesterreichischen Sparkassen AG.	730
65,989	*,e,m	Immoeast AG.	0	^
48,947		Immofinanz Immobilien Anlagen AG.	214
7,264	e	Oest Elektrizitatswirts AG. (Class A)	164
170,000		Oesterreichische Post AG.	7,717
14,915		OMV AG.	737
5,176	e	Raiffeisen International Bank Holding AG.	169
28,348		Telekom Austria AG.	237
11,286		Voestalpine AG.	540
3,986		Wiener Staedtische Allgemeine Versicherung AG.	205
		TOTAL AUSTRIA	16,533

BELGIUM - 0.3%
22,826		Ageas	925
31,925	*,m	Anheuser-Busch InBev NV (Strip VVPR)	0	^
15,124	e	Belgacom S.A.	402
7,482	e	Colruyt S.A.	415
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
9,985		Delhaize Group	$629
7,693		Groupe Bruxelles Lambert S.A.	655
477	*,m	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
81,352		InBev NV	8,070
19,906		KBC Groep NV	980
1,411		Mobistar S.A.	24
5,996		Solvay S.A.	899
2,605		Telenet Group Holding NV	130
608,638		UCB S.A.	37,041
11,514		Umicore	559
		TOTAL BELGIUM	50,729

BERMUDA - 0.1%
1,048,066	*	Third Point Reinsurance Ltd	15,186
130,980		Validus Holdings Ltd	4,844
		TOTAL BERMUDA	20,030

BRAZIL - 0.2%
674,900		Banco Itau Holding Financeira S.A.	9,580
329,000		BTG Pactual Participations Ltd	4,082
200,800		Cia Brasileira de Distribuicao Grupo Pao de Acucar	9,151
65,000	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	2,991
450,000		Grendene S.A.	4,008
		TOTAL BRAZIL	29,812

CANADA - 3.5%
24,310		Agnico-Eagle Mines Ltd	644
38,372	e	Agrium, Inc (Toronto)	3,225
157,826		Alimentation Couche Tard, Inc	9,840
57,457	e	AltaGas Income Trust	2,042
260,844	e	ARC Energy Trust	6,652
11,081		Atco Ltd	481
543,350	*	Athabasca Oil Corp	4,141
240,210		Bank of Montreal (Toronto)	16,033
438,099	e	Bank of Nova Scotia	25,094
533,026		Barrick Gold Corp (Canada)	9,925
12,713	e	Baytex Energy Trust	525
189,164	e	BCE, Inc	8,084
55,567	e	Bell Aliant Regional Communications Income Fund	1,384
34,100	*,e	Blackberry Ltd	268
1,142,213		Bombardier, Inc	5,312
17,600	e	Bonavista Energy Trust	221
154,698		Brookfield Asset Management, Inc	5,788
137,872		CAE, Inc	1,510
77,400	e	Cameco Corp	1,396
204,403	e	Canadian Imperial Bank of Commerce/Canada	16,284
325,662		Canadian National Railway Co	32,998
457,905		Canadian Natural Resources Ltd (Canada)	14,390
218,591		Canadian Oil Sands Trust	4,236
163,022		Canadian Pacific Railway Ltd (Toronto)	20,114
60,937	e	Canadian Tire Corp Ltd	5,397
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
23,087		Canadian Utilities Ltd	$794
200,000	*	Canfor Corp	4,516
390,000	*	Celestica, Inc	4,294
100,000		Cenovus Energy, Inc	2,985
221,774		Cenovus Energy, Inc (Toronto)	6,618
116,258	*	CGI Group, Inc	4,080
38,956		CI Financial Corp	1,178
167,212	e	Crescent Point Energy Corp	6,331
225,852		Dollarama, Inc	18,354
401,603		Eldorado Gold Corp	2,710
4,547		Empire Co Ltd	328
236,208		Enbridge, Inc	9,865
185,983	e	EnCana Corp	3,214
28,039	e	Enerplus Resources Fund	464
965		Fairfax Financial Holdings Ltd	390
98,866		Finning International, Inc	2,274
42,259	e	First Capital Realty, Inc	695
259,735		First Quantum Minerals Ltd	4,836
111,706	e	Fortis, Inc	3,393
19,973	*	Franco-Nevada Corp	906
10,467		George Weston Ltd	823
68,223		Gildan Activewear, Inc	3,166
231,821		Goldcorp, Inc	6,032
144,484		Great-West Lifeco, Inc	4,209
84,480		H&R Real Estate Investment Trust	1,738
159,508	e	Husky Energy, Inc	4,587
16,200		IAMGOLD Corp	77
19,440	e	IGM Financial, Inc	907
132,549		Imperial Oil Ltd	5,820
18,480		Industrial Alliance Insurance and Financial Services, Inc	781
22,784		ING Canada, Inc	1,367
39,545	e	Keyera Facilities Income Fund	2,247
612,175		Kinross Gold Corp	3,084
130,000		Linamar Corp	4,355
16,689		Loblaw Cos Ltd	737
11,779	*,e	Lululemon Athletica, Inc	861
80,000		Magna International, Inc - Class A (NY)	6,605
101,007		Magna International, Inc (Class A)	8,330
556,367	e	Manulife Financial Corp	9,204
15,123	*	MEG Energy Corp	522
133,320	e	Metro, Inc	8,339
68,086		National Bank of Canada	5,623
280,108	*	New Gold, Inc	1,670
22,848		Onex Corp	1,200
69,446		Open Text Corp	5,189
3,901		Pan American Silver Corp	41
131,922	e	Pembina Pipeline Income Fund	4,372
105,732	e	Pengrowth Energy Trust	622
69,123	e	Penn West Energy Trust	767
299,659	e	Peyto Energy Trust	8,855
333,991	e	Potash Corp of Saskatchewan Toronto	10,444
79,151	e	Power Corp Of Canada	2,236
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
122,328	e	Power Financial Corp	$3,806
102,277		RioCan Real Estate Investment Trust	2,413
4,658	e	Ritchie Bros Auctioneers, Inc	94
103,912	e	Rogers Communications, Inc (Class B)	4,468
685,149	e	Royal Bank of Canada (Toronto)	43,901
68,055	e	Saputo, Inc	3,229
78,575	*,e	Shaw Communications, Inc (B Shares)	1,825
49,550	e	Shoppers Drug Mart Corp	2,854
127,641		Silver Wheaton Corp	3,162
24,600		SNC-Lavalin Group, Inc	1,011
246,612	e	Sun Life Financial, Inc	7,877
892,382		Suncor Energy, Inc	31,908
328,000		Suncor Energy, Inc (NY)	11,736
761,277	e	Talisman Energy, Inc (Toronto)	8,736
151,517		Teck Cominco Ltd	4,072
119,657		TELUS Corp	3,966
94,787	e	Thomson Corp (Toronto)	3,315
79,158	e	Tim Hortons, Inc (Toronto)	4,591
487,596	e	Toronto-Dominion Bank	43,900
236,502	*	Tourmaline Oil Corp	9,609
102,698	e	TransAlta Corp	1,334
419,582	e	TransCanada Corp	18,432
201,440	*	Turquoise Hill Resources Ltd	890
45,621	e	Vermilion Energy Trust	2,508
60,000		West Fraser Timber Co Ltd	5,399
180,000	e	Westjet Airlines Ltd	4,325
380,276	e	Yamana Gold, Inc	3,954
		TOTAL CANADA	622,334

CAYMAN ISLANDS - 0.0%
53,893	e	Herbalife Ltd	3,760
		TOTAL CAYMAN ISLANDS	3,760

CHINA - 1.2%
63,500		AAC Technologies Holdings, Inc	289
6,712,000		Agile Property Holdings Ltd	7,408
794,000		Agricultural Bank of China	366
2,145,500	e	Anhui Conch Cement Co Ltd	6,901
2,708,700		Bank of Communications Co Ltd	1,993
2,138,948		BOC Hong Kong Holdings Ltd	6,872
1,122,000		China Aoyuan Property Group Ltd	228
5,000,000		China Construction Bank	3,853
22,188,400		China Everbright International Ltd	19,632
3,119,500		China Merchants Bank Co Ltd	5,680
1,300,255	*	China New Town Development Co Ltd	106
15,000,000	e	China Power International Development Ltd	5,670
6,000,000	e	China Railway Construction Corp	6,355
12,000,000		China Railway Group Ltd	6,579
1,818,900		China South Locomotive and Rolling Stock Corp	1,271
7,000,000	e	Chongqing Rural Commercial Bank	3,378
203,000		CNOOC Ltd	411
90,000	*	Ctrip.com International Ltd (ADR)	5,259
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
5,121,000	e	Dah Chong Hong Holdings Ltd	$4,169
11,900,000		Datang International Power Generation Co Ltd	5,253
209,000	*,e	Glorious Property Holdings Ltd	30
1,450,000	e	Great Wall Motor Co Ltd	7,877
2,250,000		Guangzhou R&F Properties Co Ltd	3,516
15,000,000		Huadian Power International Co	5,987
6,000,000		Huaneng Power International, Inc	6,007
16,910,000		Huaneng Renewables Corp Ltd	5,982
12,556,000		Industrial & Commercial Bank of China	8,776
11,074,000		KWG Property Holding Ltd	6,993
6,000,000		Poly Hong Kong Investment Ltd	3,617
3,000,000		Shimao Property Holdings Ltd	6,904
141,319	*	Sina Corp	11,471
2,223,338		Sino-Ocean Land Holdings Ltd	1,308
253,800		Tencent Holdings Ltd	13,347
1,550,000		Xinao Gas Holdings Ltd	8,624
158,000	e	Yangzijiang Shipbuilding	138
8,057,000	e	Yanlord Land Group Ltd	7,871
3,521,000		Zhuzhou CSR Times Electric Co Ltd	11,474
		TOTAL CHINA	201,595

COLOMBIA - 0.1%
951,594		Pacific Rubiales Energy Corp (Toronto)	18,791
		TOTAL COLOMBIA	18,791

DENMARK - 0.5%
55		AP Moller - Maersk AS (Class A)	475
122		AP Moller - Maersk AS (Class B)	1,119
10,682		Carlsberg AS (Class B)	1,101
203,300		Christian Hansen Holding	7,204
11,090		Coloplast AS	632
56,811	*	Danske Bank AS	1,225
19,583		DSV AS	556
300,000		GN Store Nord	6,317
282,385		Novo Nordisk AS (Class B)	47,826
38,039		Novozymes AS	1,456
735,271		TDC AS	6,222
300,000	*	Topdanmark AS	7,722
2,176		TrygVesta AS	200
2,498	*	William Demant Holding	231
		TOTAL DENMARK	82,286

FINLAND - 0.4%
13,109		Elisa Oyj (Series A)	313
559,773		Fortum Oyj	12,636
6,403		Kesko Oyj (B Shares)	192
15,492		Kone Oyj (Class B)	1,384
12,666	e	Metso Oyj	498
12,237		Neste Oil Oyj	271
3,832,247	*,e	Nokia Oyj	25,070
10,785		Nokian Renkaat Oyj	548
413,652		OKO Bank (Class A)	6,894
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
4,944		Orion Oyj (Class B)	$125
741,600	e	Outotec Oyj	10,157
41,785		Sampo Oyj (A Shares)	1,797
56,197		Stora Enso Oyj (R Shares)	477
52,645		UPM-Kymmene Oyj	728
17,124		Wartsila Oyj (B Shares)	775
		TOTAL FINLAND	61,865

FRANCE - 4.2%
115,198		Accor S.A.	4,787
2,915		Aeroports de Paris	305
57,837		Air Liquide	8,059
2,107,974	*	Alcatel S.A.	7,505
594,900	*	Alcatel-Lucent (ADR)	2,100
20,943		Alstom RGPT	745
3,346		Arkema	373
349,773		Atos Origin S.A.	27,311
168,194		AXA S.A.	3,904
1,095,273		BNP Paribas	74,089
10,042	e	Bouygues S.A.	368
20,434		Bureau Veritas S.A.	645
14,546		Cap Gemini S.A.	865
61,662		Carrefour S.A.	2,115
5,619		Casino Guichard Perrachon S.A.	579
1		CGG (ADR)	0	^
2,900		Christian Dior S.A.	569
15,914		CNP Assurances	287
333,809		Compagnie de Saint-Gobain	16,568
14,968	*	Compagnie Generale de Geophysique S.A.	345
20,257		Compagnie Generale d’Optique Essilor International S.A.	2,179
95,074	*	Credit Agricole S.A.	1,048
6,334		Dassault Systemes S.A.	845
789,302		Edenred	25,643
779,418		Electricite de France	24,654
3,392		Eurazeo	218
7,359		Eutelsat Communications	233
492,973	*	Faurecia	14,267
2,487		Fonciere Des Regions	206
116,479		France Telecom S.A.	1,459
772,700	*,e	GameLoft	8,175
136,572		Gaz de France	3,423
1,993		Gecina S.A.	255
56,098		Groupe Danone	4,224
29,402		Groupe Eurotunnel S.A.	268
2,700		Icade	247
1,192		Iliad S.A.	278
3,402		Imerys S.A.	238
704,183		JC Decaux S.A.	25,926
9,705		Klepierre	421
362,186		Lafarge S.A.	25,272
5,985		Lagardere S.C.A.	194
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
18,587		Legrand S.A.	$1,032
157,899		L’Oreal S.A.	27,103
256,858		LVMH Moet Hennessy Louis Vuitton S.A.	50,618
13,085		Michelin (C.G.D.E.) (Class B)	1,451
86,963		Natixis	416
18,387		Pernod-Ricard S.A.	2,283
6,600		PPR	1,479
9,056		Publicis Groupe S.A.	720
364,825	e	Remy Cointreau S.A.	38,868
511,917		Renault S.A.	40,825
1,294,108		Rexel S.A.	32,925
21,752		Safran S.A.	1,340
708,931		Sanofi-Aventis	71,799
49,789		Schneider Electric S.A.	4,213
156,010		SCOR	5,170
2,695		Societe BIC S.A.	313
620,201		Societe Generale	30,898
4,980		Sodexho Alliance S.A.	465
274,673		Suez Environnement S.A.	4,458
253,171		Technip S.A.	29,723
344,753		Teleperformance	16,669
8,934		Thales S.A.	491
987,913	*,e	Total S.A.	57,262
8,928		Unibail-Rodamco	2,215
145,342		Valeo S.A.	12,406
10,686		Vallourec	640
18,067		Veolia Environnement	309
44,446		Vinci S.A.	2,588
119,845		Vivendi Universal S.A.	2,757
1,844		Wendel	250
1,730		Zodiac S.A.	275
		TOTAL FRANCE	733,153

GERMANY - 3.5%
11,086		Adidas-Salomon AG.	1,203
537,886		Allianz AG.	84,625
1,977		Axel Springer AG.	110
91,899		BASF AG.	8,813
773,478		Bayer AG.	91,217
100,309		Bayerische Motoren Werke AG.	10,788
535		Bayerische Motoren Werke AG. (Preference)	44
710,067		Beiersdorf AG.	63,045
2,589		Brenntag AG.	431
8,435		Celesio AG.	190
70,446	*	Commerzbank AG.	811
130,603		Continental AG.	22,141
739,919		Daimler AG. (Registered)	57,691
861,138		Deutsche Bank AG.	39,527
19,430		Deutsche Boerse AG.	1,462
22,431	*	Deutsche Lufthansa AG.	438
1,704,962		Deutsche Post AG.	56,550
279,661		Deutsche Telekom AG.	4,050
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
65,000		Duerr AG.	$4,778
178,477		E.ON AG.	3,176
3,577		Fraport AG. Frankfurt Airport Services Worldwide	251
180,000		Freenet AG.	4,349
20,427		Fresenius Medical Care AG.	1,328
11,748		Fresenius SE	1,459
1,792		Fuchs Petrolub AG. (Preference)	150
9,384		GEA Group AG.	386
76,129		Hannover Rueckversicherung AG.	5,594
14,045		HeidelbergCement AG.	1,085
12,971		Henkel KGaA	1,149
17,861		Henkel KGaA (Preference)	1,841
1,761		Hochtief AG.	154
1,595		Hugo Boss AG.	206
107,997		Infineon Technologies AG.	1,082
17,409	e	K&S AG.	450
1,114	e	Kabel Deutschland Holding AG.	142
104,381		Lanxess AG.	6,777
17,633		Linde AG.	3,494
1,920		MAN AG.	229
3,410		Merck KGaA	532
12,281		Metro AG.	488
95,314	*	Morphosys AG.	7,399
48,220		Muenchener Rueckver AG.	9,426
8,236	*	Osram Licht AG.	387
15,269		Porsche AG.	1,333
549,563		ProSiebenSat. Media AG.	23,345
183,000		RTL Group	18,570
36,679		RWE AG.	1,248
3,154	e	RWE AG. (Preference)	103
1,835		Salzgitter AG.	76
106,983		SAP AG.	7,912
80,618		Siemens AG.	9,722
6,901		Suedzucker AG.	203
14,731		Telefonica Deutschland Holding AG.	116
36,321	*	ThyssenKrupp AG.	870
5,271		United Internet AG.	200
63,871		Volkswagen AG.	14,490
115,714		Volkswagen AG. (Preference)	27,283
341,804		Wirecard AG.	11,691
		TOTAL GERMANY	616,610

GREECE - 0.0%
13,107	*	Hellenic Telecommunications Organization S.A.	136
21,209		OPAP S.A.	237
		TOTAL GREECE	373

HONG KONG - 1.3%
12,077,700		AIA Group Ltd	56,832
19,558	e	ASM Pacific Technology	199
107,646		Bank of East Asia Ltd	456
122,237		Cathay Pacific Airways Ltd	240
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
618,111		Cheung Kong Holdings Ltd	$9,410
51,661		Cheung Kong Infrastructure Holdings Ltd	358
4,946,800		Chow Tai Fook Jewellery Group Ltd	7,094
522,456		CLP Holdings Ltd	4,255
4,745,731	e	Esprit Holdings Ltd	7,600
198,567		First Pacific Co	219
203,000	*	Galaxy Entertainment Group Ltd	1,426
1,811,517		Hang Lung Group Ltd	9,683
8,443,337		Hang Lung Properties Ltd	28,750
372,770		Hang Seng Bank Ltd	6,079
363,866		Henderson Land Development Co Ltd	2,245
193,804		HKT Trust and HKT Ltd	182
1,804,144		Hong Kong & China Gas Ltd	4,343
287,279		Hong Kong Electric Holdings Ltd	2,572
277,839	e	Hong Kong Exchanges and Clearing Ltd	4,458
46,403		Hopewell Holdings	155
458,700		Hutchison Port Holdings Trust	358
588,416		Hutchison Whampoa Ltd	7,057
67,584		Hysan Development Co Ltd	302
4,000,000	e	iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	5,059
1,531,427		Kerry Properties Ltd	6,541
1,842,638	e	Li & Fung Ltd	2,684
1,803,500		Lifestyle International Holdings Ltd	3,838
90,175	*	Lifestyle Properties Development Ltd	21
2,781,557		Link Real Estate Investment Trust	13,599
427,415		MTR Corp	1,692
1,100,909		New World Development Ltd	1,655
352,750	e	Noble Group Ltd	262
154,345		NWS Holdings Ltd	240
17,864		Orient Overseas International Ltd	105
338,749		PCCW Ltd	150
2,868,600		Samsonite International	8,020
2,770,286	*	Shanghai Real Estate Ltd	93
163,345		Shangri-La Asia Ltd	271
313,969		Sino Land Co	463
166,000		SJM Holdings Ltd	468
1,435,775		Sun Hung Kai Properties Ltd	19,542
154,293		Swire Pacific Ltd (Class A)	1,851
166,156		Swire Properties Ltd	467
1,259,662		Wharf Holdings Ltd	10,915
97,780		Wheelock & Co Ltd	519
62,089		Yue Yuen Industrial Holdings	173
		TOTAL HONG KONG	232,901

INDIA - 0.3%
2,006,779	*	DEN Networks Ltd	5,355
1,530,483	*	Dhanalakshmi Bank Ltd	994
4,836,983		DLF Ltd	9,882
383,004	*	Hathway Cables and Datacom Pvt Ltd	1,754
70,305		ING Vysya Bank Ltd	602
283,431	*	Jyothy Laboratories Ltd	762
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
454,322	*	LIC Housing Finance Ltd	$1,365
1,655,515	*	Mundra Port and Special Economic Zone Ltd	3,654
90,834	*	Prestige Estates Projects Ltd	170
1,371,039	*	Puravankara Projects Ltd	1,581
400,000		Sun Pharmaceutical Industries Ltd	3,793
813,513	*	Sunteck Realty Ltd	3,770
30,756,522	*	Unitech Ltd	7,694
4,938		Vedanta Resources plc	86
578,442		Yes Bank Ltd	2,659
3,190,700	*	Zee Entertainment Enterprises Ltd	2,575
		TOTAL INDIA	46,696

INDONESIA - 0.0%
47,132,500		PT Express Transindo Utama Tbk	6,106
2,000,000	*	PT MNC Sky Vision Tbk	309
2,348,000		PT Perusahaan Gas Negara	1,055
		TOTAL INDONESIA	7,470

IRELAND - 0.9%
1,083,204	*	Bank of Ireland	307
1,562,681		CRH plc	37,548
99,360		CRH plc (Ireland)	2,387
60,000		DCC plc	2,457
44,265	*	Elan Corp plc	688
3,126	*	Elan Corp plc (ADR)	49
2,163,653	*	Green REIT plc	3,454
147,992	*,m	Irish Bank Resolution Corp Ltd	0	^
58,072		James Hardie Industries NV	578
296,855		Kerry Group plc (Class A)	18,054
135,500		Paddy Power plc	10,861
521	*,e	Prothena Corp plc	11
14,350	*	Ryanair Holdings plc	122
459,953		Ryanair Holdings plc (ADR)	22,878
394,813		Shire Ltd	15,794
160,000		Shire plc (ADR)	19,182
1,057,400		Smurfit Kappa Group plc	23,908
72,350		XL Capital Ltd	2,230
		TOTAL IRELAND	160,508

ISLE OF MAN - 0.0%
3,631,384	*	Unitech Corporate Parks plc	2,072
		TOTAL ISLE OF MAN	2,072

ISRAEL - 0.1%
53,824		Bank Hapoalim Ltd	272
65,512	*	Bank Leumi Le-Israel	244
101,769		Bezeq Israeli Telecommunication Corp Ltd	187
195		Delek Group Ltd	64
23,479		Israel Chemicals Ltd	198
133	*	Israel Corp Ltd	70
438	*	Mellanox Technologies Ltd	17
6,605		Mizrahi Tefahot Bank Ltd	73
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
3,045		Nice Systems Ltd	$126
45,159		Teva Pharmaceutical Industries Ltd	1,707
450,878		Teva Pharmaceutical Industries Ltd (ADR)	17,034
		TOTAL ISRAEL	19,992

ITALY - 0.9%
4,000,000		A2A S.p.A.	3,910
228,506		ACEA S.p.A.	2,230
117,287		Assicurazioni Generali S.p.A.	2,347
4,780	*	Autogrill S.p.A.	84
31,566		Autostrade S.p.A.	643
200,000		Azimut Holding S.p.A.	4,574
10,989,518		Banca Intesa S.p.A.	22,732
43,804		Banca Intesa S.p.A. RSP	74
454,035	*,e	Banca Monte dei Paschi di Siena S.p.A.	126
70,997		Banche Popolari Unite Scpa	360
30,267	*	Banco Popolare Scarl	45
330,500		Brunello Cucinelli S.p.A	10,737
894,154		De’Longhi S.p.A.	13,694
89,261		Enel Green Power S.p.A	192
351,118		Enel S.p.A.	1,348
638,543		ENI S.p.A.	14,679
118,213		Exor S.p.A.	4,448
82,692	*	Fiat S.p.A.	660
40,977	*	Finmeccanica S.p.A.	245
711,009		Lottomatica S.p.A.	20,345
450,692		Luxottica Group S.p.A.	23,883
33,194	*	Mediaset S.p.A.	135
1,625,304	*	Mediobanca S.p.A.	11,355
600,000		Mediolanum S.p.A.	4,370
23,618		Pirelli & C S.p.A.	308
15,740		Prysmian S.p.A.	386
26,588		Saipem S.p.A.	578
101,160		Snam Rete Gas S.p.A.	513
311,901		Telecom Italia RSP	207
818,483		Telecom Italia S.p.A.	673
75,293		Terna Rete Elettrica Nazionale S.p.A.	340
399,541		UniCredit S.p.A	2,551
481,199	*	Yoox S.p.A	16,520
		TOTAL ITALY	165,292

JAPAN - 8.6%
1,600		ABC-Mart, Inc	78
25,400	*	Acom Co Ltd	96
400		Activia Properties Inc	3,470
2,090		Advance Residence Investment Corp	4,887
17,643	e	Advantest Corp	205
231,909	e	Aeon Co Ltd	3,201
8,403		Aeon Credit Service Co Ltd	265
11,700		Aeon Mall Co Ltd	348
10,000		Air Water, Inc	148
360,142		Aisin Seiki Co Ltd	15,440
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
55,529		Ajinomoto Co, Inc	$731
4,657		Alfresa Holdings Corp	240
76,435	e	All Nippon Airways Co Ltd	167
24,744		Amada Co Ltd	224
5,444,848		Aozora Bank Ltd	16,170
62,200	e	Aruze Corp	1,330
320,507		Asahi Breweries Ltd	8,438
90,773		Asahi Glass Co Ltd	564
692,134		Asahi Kasei Corp	5,227
11,100		Asics Corp	192
189,441		Astellas Pharma, Inc	9,677
22,105		Bank of Kyoto Ltd	195
380,971		Bank of Yokohama Ltd	2,185
8,453		Benesse Corp	307
784,104		Bridgestone Corp	28,736
26,985	e	Brother Industries Ltd	306
45,200		Calbee, Inc	1,312
332,597		Canon, Inc	10,650
26,623		Casio Computer Co Ltd	247
54,400		Central Japan Railway Co	6,982
289,323		Chiba Bank Ltd	2,119
116,100		Chiyoda Corp	1,401
76,066		Chubu Electric Power Co, Inc	1,045
85,658		Chugai Pharmaceutical Co Ltd	1,761
11,100		Chugoku Bank Ltd	156
39,953	e	Chugoku Electric Power Co, Inc	636
16,842		Citizen Watch Co Ltd	119
7,071		Coca-Cola West Japan Co Ltd	141
63,343	*	Cosmo Oil Co Ltd	119
11,055		Credit Saison Co Ltd	301
1,200		Crescendo Investment Corp	970
76,076		Dai Nippon Printing Co Ltd	807
20,630		Daicel Chemical Industries Ltd	187
29,698		Daido Steel Co Ltd	175
262,290	e	Daihatsu Motor Co Ltd	5,097
89,200	e	Dai-ichi Mutual Life Insurance Co	1,277
92,697		Daiichi Sankyo Co Ltd	1,683
87,846		Daikin Industries Ltd	4,689
1,600,000	e	Dainippon Ink and Chemicals, Inc	4,434
18,563	e	Dainippon Sumitomo Pharma Co Ltd	254
20,211		Daito Trust Construction Co Ltd	2,023
259,556		Daiwa House Industry Co Ltd	4,903
1,807,400		Daiwa Securities Group, Inc	16,311
10,100	e	Dena Co Ltd	206
22,000		Denki Kagaku Kogyo KK	86
312,545		Denso Corp	14,665
26,155		Dentsu, Inc	998
83,600		Don Quijote Co Ltd	5,240
139,652		East Japan Railway Co	12,036
93,117	e	Eisai Co Ltd	3,790
41,293		Electric Power Development Co	1,348
6,544	e	FamilyMart Co Ltd	283
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
22,343		Fanuc Ltd	$3,703
16,818		Fast Retailing Co Ltd	6,343
45,300		Fields Corp	749
1,189,822		Fuji Electric Holdings Co Ltd	4,867
465,784		Fuji Folms Holdings Corp	11,225
989,742		Fuji Heavy Industries Ltd	27,580
60,000		Fuji Television Network, Inc	1,321
1,357,091	*	Fujitsu Ltd	5,080
54,663		Fukuoka Financial Group, Inc	247
74,805	e	Furukawa Electric Co Ltd	173
79,900	e	Glory Ltd	2,013
7,100	e	Gree, Inc	55
18,000		GS Yuasa Corp	105
239	*,e	GungHo Online Entertainment Inc	187
25,879		Gunma Bank Ltd	152
28,842		Hachijuni Bank Ltd	180
25,850		Hakuhodo DY Holdings, Inc	193
4,937	e	Hamamatsu Photonics KK	186
80,000		Hankyu Hanshin Holdings, Inc	445
700,000	*	Haseko Corp	5,040
275,782		Hino Motors Ltd	4,087
10,287		Hirose Electric Co Ltd	1,583
35,000		Hiroshima Bank Ltd	149
7,367		Hisamitsu Pharmaceutical Co, Inc	412
11,952		Hitachi Chemical Co Ltd	193
7,322	e	Hitachi Construction Machinery Co Ltd	165
22,800		Hitachi High-Technologies Corp	513
200,000		Hitachi Kokusai Electric, Inc	2,410
4,859,285		Hitachi Ltd	32,199
75,235		Hitachi Medical Corp	1,012
21,000		Hitachi Metals Ltd	259
20,284	*	Hokkaido Electric Power Co, Inc	274
78,000		Hokuhoku Financial Group, Inc	164
20,231		Hokuriku Electric Power Co	296
725,168		Honda Motor Co Ltd	27,718
119,953		Hoya Corp	2,837
13,666		Ibiden Co Ltd	224
3,052		Ichigo Real Estate Investment Corp	2,023
34,547	e	Idemitsu Kosan Co Ltd	2,994
100		Industrial & Infrastructure Fund Investment Corp	949
95,200		Inpex Holdings, Inc	1,125
172,381		Isetan Mitsukoshi Holdings Ltd	2,563
2,375,878		Ishikawajima-Harima Heavy Industries Co Ltd	10,047
163,169		Isuzu Motors Ltd	1,082
1,090,270		Itochu Corp	13,431
12,962	e	Itochu Techno-Science Corp	461
17,652		Iyo Bank Ltd	185
1,751,750		J Front Retailing Co Ltd	14,229
55,000		Jafco Co Ltd	2,649
30,800		Japan Airlines Co Ltd	1,866
3,200		Japan Petroleum Exploration Co	138
77		Japan Prime Realty Investment Corp	270
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
62		Japan Real Estate Investment Corp	$723
695		Japan Retail Fund Investment Corp	1,431
20,560		Japan Steel Works Ltd	120
562,600		Japan Tobacco, Inc	20,282
479,504		JFE Holdings, Inc	12,502
78,978		JGC Corp	2,859
140,000	*,e	Jin Co Ltd	5,278
46,624		Joyo Bank Ltd	251
21,153		JSR Corp	394
432,403		JTEKT Corp	5,947
855,300		JX Holdings, Inc	4,445
97,372		Kajima Corp	397
210,252		Kamigumi Co Ltd	1,790
30,900		Kaneka Corp	202
300,674	*	Kansai Electric Power Co, Inc	3,868
25,480		Kansai Paint Co Ltd	339
36,853		Kao Corp	1,151
528,212		Kawasaki Heavy Industries Ltd	2,300
435,000	e	Kawasaki Kisen Kaisha Ltd	1,025
207,800	*	KDDI Corp	10,679
166,622	e	Keihin Electric Express Railway Co Ltd	1,578
206,910	e	Keio Corp	1,486
31,426		Keisei Electric Railway Co Ltd	328
1,600		Kenedix Realty Investment Corp	7,870
13,005		Keyence Corp	4,948
10,795		Kikkoman Corp	198
14,131		Kinden Corp	152
418,914	e	Kintetsu Corp	1,564
116,849		Kirin Brewery Co Ltd	1,706
291,084	*	Kobe Steel Ltd	543
7,000		Koito Manufacturing Co Ltd	133
602,722		Komatsu Ltd	15,049
7,073	e	Konami Corp	164
55,613		Konica Minolta Holdings, Inc	468
75,158		Kubota Corp	1,092
30,874		Kuraray Co Ltd	371
7,845	e	Kurita Water Industries Ltd	167
111,024		Kyocera Corp	5,921
28,045		Kyowa Hakko Kogyo Co Ltd	289
55,984	*	Kyushu Electric Power Co, Inc	801
21,151		Lawson, Inc	1,658
23,923		LIXIL Group Corp	493
51,316		Mabuchi Motor Co Ltd	2,713
54,536		Makita Corp	3,177
1,196,872		Marubeni Corp	9,465
15,409		Marui Co Ltd	145
4,996		Maruichi Steel Tube Ltd	124
200,655	*	Matsushita Electric Industrial Co Ltd	1,942
6,829,950	*	Mazda Motor Corp	30,703
4,200	e	McDonald’s Holdings Co Japan Ltd	116
15,912		Mediceo Paltac Holdings Co Ltd	197
4,149	e	MEIJI Holdings Co Ltd	227
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
595,464		Millea Holdings, Inc	$19,522
16,700		Miraca Holdings, Inc	746
175,719		Mitsubishi Chemical Holdings Corp	823
512,195		Mitsubishi Corp	10,399
863,814		Mitsubishi Electric Corp	9,115
141,705		Mitsubishi Estate Co Ltd	4,200
300,160		Mitsubishi Gas Chemical Co, Inc	2,529
1,031,150		Mitsubishi Heavy Industries Ltd	5,946
13,262	e	Mitsubishi Logistics Corp	201
127,293		Mitsubishi Materials Corp	527
54,700	*,e	Mitsubishi Motors Corp	608
5,672,754		Mitsubishi UFJ Financial Group, Inc	36,387
66,600	*	Mitsubishi UFJ Lease & Finance Co Ltd	354
618,504		Mitsui & Co Ltd	9,019
1,000,087	e	Mitsui Chemicals, Inc	2,752
494,437		Mitsui Fudosan Co Ltd	16,697
2,253,499	*	Mitsui OSK Lines Ltd	10,208
269,907		Mitsui Sumitomo Insurance Group Holdings, Inc	7,074
1,269,918		Mitsui Trust Holdings, Inc	6,312
8,010,856		Mizuho Financial Group, Inc	17,415
463,100		Monex Beans Holdings, Inc	1,960
405,300	e	MonotaRO Co Ltd	11,907
75,520		Murata Manufacturing Co Ltd	5,785
7,600		Nabtesco Corp	186
12,306		Namco Bandai Holdings, Inc	230
172,615		NEC Corp	401
84,600		Nexon Co Ltd	1,034
53,179		NGK Insulators Ltd	810
18,988		NGK Spark Plug Co Ltd	421
16,938		NHK Spring Co Ltd	174
39,485	e	Nidec Corp	3,327
423,400		Nihon Nohyaku Co Ltd	4,691
94,981	e	Nikon Corp	1,665
32,658		Nintendo Co Ltd	3,699
231		Nippon Building Fund, Inc	2,866
41,184		Nippon Electric Glass Co Ltd	221
96,441		Nippon Express Co Ltd	485
116,200		Nippon Kayaku Co Ltd	1,677
98,900		Nippon Konpo Unyu Soko Co Ltd	1,736
11,944		Nippon Meat Packers, Inc	171
4,400	e	Nippon Paper Industries Co Ltd	70
511		Nippon ProLogis REIT, Inc	5,121
2,699,321		Nippon Steel Corp	9,194
288,630		Nippon Telegraph & Telephone Corp	15,023
566,308		Nippon Yusen Kabushiki Kaisha	1,796
46,721		Nishi-Nippon City Bank Ltd	128
1,154,443		Nissan Motor Co Ltd	11,651
23,779	e	Nisshin Seifun Group, Inc	240
3,200		Nisshin Steel Holdings Co Ltd	43
7,335	e	Nissin Food Products Co Ltd	301
242,400		Nissin Kogyo Co Ltd	4,616
2,406		Nitori Co Ltd	220
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
155,237	e	Nitto Denko Corp	$10,124
48,300		NKSJ Holdings, Inc	1,246
11,951	e	NOK Corp	187
1,290,563		Nomura Holdings, Inc	10,094
12,574		Nomura Real Estate Holdings, Inc	310
34		Nomura Real Estate Office Fund, Inc	175
11,664		Nomura Research Institute Ltd	405
40,911		NSK Ltd	420
17,500		NTT Data Corp	592
552,300	e	NTT DoCoMo, Inc	8,950
13,000		NTT Urban Development Corp	171
74,259		Obayashi Corp	444
237,098	e	Odakyu Electric Railway Co Ltd	2,360
92,797	e	OJI Paper Co Ltd	436
223,000		Okabe Co Ltd	2,729
917,000		Okasan Holdings, Inc	8,482
15,100		Okinawa Electric Power Co, Inc	521
875,200	*	Olympus Corp	26,734
77,902		Omron Corp	2,822
105,798	e	Ono Pharmaceutical Co Ltd	6,501
84,817		Oriental Land Co Ltd	14,026
2,286,100	*	ORIX Corp	37,373
1,195,581		Osaka Gas Co Ltd	5,097
17,500	*	Osaka Securities Exchange Co Ltd	389
2,987		Otsuka Corp	382
135,600		Otsuka Holdings KK	3,932
894,800		Park24 Co Ltd	15,923
348,100		Rakuten, Inc	5,284
1,630,030		Resona Holdings, Inc	8,369
85,581		Ricoh Co Ltd	992
2,399		Rinnai Corp	178
20,324		Rohm Co Ltd	838
3,680		Sankyo Co Ltd	180
300,600	e	Sanrio Co Ltd	18,529
8,487		Santen Pharmaceutical Co Ltd	412
424,700		Sapporo Holdings Ltd	1,848
13,180		SBI Holdings, Inc	171
28,834		Secom Co Ltd	1,807
158,643		Sega Sammy Holdings, Inc	4,578
268,551		Sekisui Chemical Co Ltd	2,739
238,420		Sekisui House Ltd	3,216
377,581		Seven & I Holdings Co Ltd	13,842
39,400	e	Seven Bank Ltd	132
73,106	*,e	Sharp Corp	270
20,719	*	Shikoku Electric Power Co, Inc	353
27,982		Shimadzu Corp	266
1,597		Shimamura Co Ltd	159
6,981		Shimano, Inc	624
67,062	e	Shimizu Corp	328
202,700		Shin-Etsu Chemical Co Ltd	12,437
113,649	e	Shinsei Bank Ltd	277
41,233		Shionogi & Co Ltd	868
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
32,685		Shiseido Co Ltd	$589
39,301		Shizuoka Bank Ltd	448
800,200	e	Shoei Co Ltd	12,030
167,654		Showa Denko KK	228
21,173		Showa Shell Sekiyu KK	237
7,288		SMC Corp	1,739
696,360		Softbank Corp	48,360
2,544,136		Sojitz Holdings Corp	4,996
345		So-net M3, Inc	957
635,302	e	Sony Corp	13,637
20,500		Sony Financial Holdings, Inc	377
236,515		Stanley Electric Co Ltd	5,043
12,776		Sumco Corp	104
176,883	*	Sumitomo Chemical Co Ltd	677
412,363	e	Sumitomo Corp	5,573
68,476		Sumitomo Electric Industries Ltd	996
1,416,625		Sumitomo Heavy Industries Ltd	6,460
70,464		Sumitomo Metal Mining Co Ltd	1,001
1,216,679		Sumitomo Mitsui Financial Group, Inc	58,918
350,996		Sumitomo Realty & Development Co Ltd	16,729
19,663		Sumitomo Rubber Industries, Inc	304
8,500	*	Suntory Beverage & Food Ltd	287
249,654		Suruga Bank Ltd	4,304
8,187		Suzuken Co Ltd	270
32,522		Suzuki Motor Corp	784
20,800		Sysmex Corp	1,330
74,600		T&D Holdings, Inc	926
80,000		Taiheiyo Cement Corp	350
1,767,143	e	Taisei Corp	8,698
3,723		Taisho Pharmaceutical Holdings Co Ltd	246
27,357	e	Taiyo Nippon Sanso Corp	184
32,718		Takashimaya Co Ltd	308
106,648	e	Takeda Pharmaceutical Co Ltd	5,037
78,681		Tanabe Seiyaku Co Ltd	1,104
45,227	e	TDK Corp	1,782
1,213,613		Teijin Ltd	2,805
10,726		Terumo Corp	552
59,876		THK Co Ltd	1,334
337,878		Tobu Railway Co Ltd	1,787
13,175		Toho Co Ltd	275
50,000	e	Toho Gas Co Ltd	262
61,315	*	Tohoku Electric Power Co, Inc	755
188,760	*	Tokyo Electric Power Co, Inc	1,176
52,510		Tokyo Electron Ltd	2,825
2,131,924		Tokyo Gas Co Ltd	11,693
346,300		Tokyo Tatemono Co Ltd	3,184
590,852		Tokyu Corp	4,223
51,414	m	Tokyu Land Corp	534
65,427	e	Toppan Printing Co Ltd	529
477,664		Toray Industries, Inc	3,150
2,040,481		Toshiba Corp	9,196
924,000		Tosoh Corp	3,822
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
32,681		Toto Ltd	$458
18,139		Toyo Seikan Kaisha Ltd	357
180,099		Toyo Suisan Kaisha Ltd	5,288
187,197		Toyoda Gosei Co Ltd	4,628
7,500		Toyota Boshoku Corp	101
19,761		Toyota Industries Corp	856
2,245,148		Toyota Motor Corp	143,998
29,194		Toyota Tsusho Corp	765
7,328		Trend Micro, Inc	274
120,000		TS Tech Co Ltd	4,746
19,774	e	Tsumura & Co	580
115,932		UBE Industries Ltd	219
89,851	e	Uni-Charm Corp	5,258
186,900		United Arrows Ltd	7,873
163		United Urban Investment Corp	249
145,200		Ushio, Inc	1,808
15,130		USS Co Ltd	219
43,000		West Japan Railway Co	1,844
1,034,100		Yahoo! Japan Corp	5,884
43,177		Yakult Honsha Co Ltd	2,168
63,890		Yamada Denki Co Ltd	189
15,406		Yamaguchi Financial Group, Inc	152
11,088		Yamaha Corp	159
28,983		Yamaha Motor Co Ltd	426
4,800		Yamato Kogyo Co Ltd	179
52,255		Yamato Transport Co Ltd	1,180
12,553		Yamazaki Baking Co Ltd	136
376,384	e	Yaskawa Electric Corp	5,317
25,510		Yokogawa Electric Corp	364
13,000		Yokohama Rubber Co Ltd	129
		TOTAL JAPAN	1,522,524

JERSEY, C.I. - 0.0%
8,821		Randgold Resources Ltd	632
		TOTAL JERSEY, C.I.	632

KOREA, REPUBLIC OF - 0.2%
174,800	*	Hynix Semiconductor, Inc	4,923
73,131		KB Financial Group, Inc	2,575
47,000		Kia Motors Corp	2,853
12,931		Samsung Electronics Co Ltd	16,448
27,409	*	Sapphire Technology Co Ltd	1,230
196,300		Seoul Semiconductor Co Ltd	7,409
20,000		SK Telecom Co Ltd	4,090
		TOTAL KOREA, REPUBLIC OF	39,528

LUXEMBOURG - 0.0%
93,153		ArcelorMittal	1,277
7,130	e	Millicom International Cellular S.A.	631
29,098		SES Global S.A.	833
47,015		Tenaris S.A.	1,100
		TOTAL LUXEMBOURG	3,841
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
MACAU - 0.1%
78,000		MGM China Holdings Ltd	$259
6,245,300		Wynn Macau Ltd	21,348
		TOTAL MACAU	21,607

MALAYSIA - 0.1%
1,151,800		Public Bank BHD	6,267
1,200,000		UMW Holdings BHD	4,351
33,959		YNH Property BHD	19
		TOTAL MALAYSIA	10,637

MEXICO - 0.0%
9,771		Fresnillo plc	154
1,800,000	*,e	Genomma Lab Internacional S.A. de C.V.	4,109
146,000		Grupo Financiero Banorte S.A. de C.V.	911
		TOTAL MEXICO	5,174

NETHERLANDS - 2.4%
168,269		Aegon NV	1,245
477,249		Akzo Nobel NV	31,356
531,113		ASML Holding NV	52,461
44,600		ASML Holding NV (ADR)	4,405
6,686		Boskalis Westminster	296
81,364	*	CNH Industrial NV	1,044
6,115		Corio NV	263
9,254		Delta Lloyd NV	197
601,947		DSM NV	45,409
906,782		European Aeronautic Defence and Space Co	57,782
6,782		Fugro NV	414
142,096		Gemalto NV	15,253
10,524		Heineken Holding NV	665
23,674		Heineken NV	1,677
5,998,639	*	ING Groep NV	68,066
1,244,000	*,e	ING Groep NV (ADR)	14,119
510,110		Koninklijke Ahold NV	8,838
97,695		Koninklijke Philips Electronics NV	3,152
3,733		Koninklijke Vopak NV	214
110,000	*	NXP Semiconductors NV	4,093
4,556	*	OCI	154
23,121	*	Qiagen N.V.	498
11,207		Randstad Holdings NV	632
542,903		Reed Elsevier NV	10,917
1,697,664		Royal Dutch Shell plc (A Shares)	55,964
832,228		Royal Dutch Shell plc (B Shares)	28,714
229,602	*	Royal KPN NV	731
7,052	*	SBM Offshore NV	140
35,524		TNT Express NV	324
226,498		Unilever NV	8,645
28,752		Wolters Kluwer NV	741
7,282		Ziggo NV	295
		TOTAL NETHERLANDS	418,704
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
NEW ZEALAND - 0.0%
127,041	e	Auckland International Airport Ltd	$350
47,018		Contact Energy Ltd	211
86,467	e	Fletcher Building Ltd	681
74,156		Sky City Entertainment Group Ltd	247
243,505	e	Telecom Corp of New Zealand Ltd	470
		TOTAL NEW ZEALAND	1,959

NORWAY - 0.5%
8,446		Aker Kvaerner ASA	119
414,533	*,e	Algeta ASA	15,981
3,025,415		DNB NOR Holding ASA	45,943
10,189		Gjensidige Forsikring BA	154
92,524	e	Norsk Hydro ASA	384
76,603		Orkla ASA	558
923,913		Petroleum Geo-Services ASA	11,421
32,431	e	Seadrill Ltd (Oslo Exchange)	1,456
554,402		Statoil ASA	12,592
76,179		Telenor ASA	1,741
18,905		Yara International ASA	781
		TOTAL NORWAY	91,130

PANAMA - 0.1%
88,400		Copa Holdings S.A. (Class A)	12,258
		TOTAL PANAMA	12,258

PHILIPPINES - 0.1%
4,500,000		Alliance Global Group, Inc	2,433
3,603,093		Metropolitan Bank & Trust	6,874
16,765,400		SM Prime Holdings	6,161
		TOTAL PHILIPPINES	15,468

PORTUGAL - 0.0%
2,718,615	*,e	Banco Espirito Santo S.A.	2,893
102,757		Energias de Portugal S.A.	375
24,786		Galp Energia SGPS S.A.	412
23,623		Jeronimo Martins SGPS S.A.	485
59,534	e	Portugal Telecom SGPS S.A.	269
		TOTAL PORTUGAL	4,434

RUSSIA - 0.1%
105,700		Magnit OAO (GDR)	6,525
550,000		Sberbank of Russian Federation (ADR)	6,618
		TOTAL RUSSIA	13,143

SINGAPORE - 0.6%
241,473		Ascendas Real Estate Investment Trust	439
178,000		CapitaCommercial Trust	205
871,082		CapitaLand Ltd	2,148
727,362		CapitaMall Trust	1,136
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
117,000	e	CapitaMalls Asia Ltd	$182
157,868	e	City Developments Ltd	1,294
168,028		ComfortDelgro Corp Ltd	264
650,025		DBS Group Holdings Ltd	8,509
656,185	*	Flextronics International Ltd	5,965
29,282,384		Genting International plc	33,572
4,853,500		Global Logistic Properties	11,173
600,497		Golden Agri-Resources Ltd	249
514,000		Hotel Properties Ltd	1,263
9,082		Jardine Cycle & Carriage Ltd	277
433,425		Keppel Corp Ltd	3,603
713,000		Keppel Land Ltd	2,013
26,000		K-Green Trust	21
86,687	e	K-REIT Asia	85
124,155	e	Olam International Ltd	152
1,130,699		Oversea-Chinese Banking Corp	9,292
83,609		SembCorp Industries Ltd	353
357,857	e	SembCorp Marine Ltd	1,294
160,492		Singapore Airlines Ltd	1,336
263,560		Singapore Exchange Ltd	1,527
504,963	e	Singapore Press Holdings Ltd	1,654
465,896		Singapore Technologies Engineering Ltd	1,551
2,702,704		Singapore Telecommunications Ltd	8,049
49,274		StarHub Ltd	169
330,022		United Overseas Bank Ltd	5,444
1,063,965		United Overseas Land Ltd	5,223
163,230		Wilmar International Ltd	413
		TOTAL SINGAPORE	108,855

SOUTH AFRICA - 0.0%
1,212,100		Life Healthcare Group Holdings Pte Ltd	4,315
		TOTAL SOUTH AFRICA	4,315

SPAIN - 0.5%
33,322		Abertis Infraestructuras S.A. (Continuous)	648
2,456	e	Acciona S.A.	140
6,596	e	Acerinox S.A.	76
14,890		ACS Actividades Cons y Servicios S.A.	474
659,837		Amadeus IT Holding S.A.	23,396
462,935		Banco Bilbao Vizcaya Argentaria S.A.	5,177
189,111		Banco de Sabadell S.A.	476
71,213	*,e	Banco Popular Espanol S.A.	382
981,300		Banco Santander Central Hispano S.A.	8,001
41,602		Cintra Concesiones de Infraestructuras de Transporte S.A.	749
74,226		Corp Mapfre S.A.	266
100,887		Criteria Caixacorp S.A.	443
1,996,764		Distribuidora Internacional de Alimentacion S.A.	17,311
10,573		Enagas	259
125,000	*	Endesa S.A.	3,254
219,085		Gas Natural SDG S.A.	4,580
13,855		Grifols S.A.	569
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
234		Grifols S.A. (Class B)	$7
449,212		Iberdrola S.A.	2,611
21,897		Inditex S.A.	3,378
110,000		Obrascon Huarte Lain S.A.	4,176
5,769		Red Electrica de Espana	328
80,484		Repsol YPF S.A.	1,996
718,594	*	Telefonica S.A.	11,171
14,754	e	Zardoya Otis S.A.	240
		TOTAL SPAIN	90,108

SWEDEN - 1.1%
33,333		Alfa Laval AB	805
57,500	*	Arcam AB	5,753
147,356		Assa Abloy AB (Class B)	6,771
66,992		Atlas Copco AB (A Shares)	1,962
39,785		Atlas Copco AB (B Shares)	1,051
600,000	*	Biovitrum AB	5,976
14,087		Boliden AB	211
1,098,057		Electrolux AB (Series B)	28,434
672,633		Elekta AB (B Shares)	10,845
1,120,803		Ericsson (LM) (B Shares)	14,928
230,000	*,e	Fingerprint Cards AB	1,877
20,095		Getinge AB (B Shares)	718
98,195		Hennes & Mauritz AB (B Shares)	4,266
12,566		Hexagon AB (B Shares)	379
2,486		Holmen AB (B Shares)	80
40,275		Husqvarna AB (B Shares)	261
5,908		Industrivarden AB	109
470,800		Intrum Justitia AB	12,607
45,425		Investor AB (B Shares)	1,378
100,000		JM AB	2,908
994,344		Kinnevik Investment AB (Series B)	34,423
11,746	*	Lundin Petroleum AB	253
330,000		Meda AB (A Shares)	3,969
200,000	e	NCC AB (B Shares)	5,952
303,057		Nordea Bank AB	3,657
10,033	e	Ratos AB (B Shares)	93
104,231		Sandvik AB	1,440
32,006		Scania AB (B Shares)	686
30,129		Securitas AB (B Shares)	344
151,476		Skandinaviska Enskilda Banken AB (Class A)	1,606
38,802		Skanska AB (B Shares)	747
39,182		SKF AB (B Shares)	1,091
8,386	e	Ssab Svenskt Stal AB (Series A)	55
693,802		Svenska Cellulosa AB (B Shares)	17,483
49,774		Svenska Handelsbanken (A Shares)	2,130
272,393		Swedbank AB (A Shares)	6,345
22,675		Swedish Match AB	800
30,971		Tele2 AB	396
228,133		TeliaSonera AB	1,745
130,572		Volvo AB (B Shares)	1,957
		TOTAL SWEDEN	186,491
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
SWITZERLAND - 4.2%
169,672		ABB Ltd	$4,008
71,317		Actelion Ltd	5,064
311,867		Adecco S.A.	22,247
8,358		Aryzta AG.	559
56,914		Baloise Holding AG.	6,295
156		Banque Cantonale Vaudoise	86
100		Barry Callebaut AG.	100
421,442		Cie Financiere Richemont S.A.	42,227
19,065	e	Coca-Cola HBC AG.	571
961,913		Credit Suisse Group	29,417
388		EMS-Chemie Holding AG.	137
3,946		Geberit AG.	1,066
795		Givaudan S.A.	1,162
860,211		Glencore International AG.	4,684
10,000		Helvetia Holding AG.	4,437
448,268		Holcim Ltd	33,422
12,005		Julius Baer Group Ltd	561
5,415		Kuehne & Nagel International AG.	710
85		Lindt & Spruengli AG.	349
11		Lindt & Spruengli AG. (Reg)	523
318,271		Lonza Group AG.	26,067
1,178,545		Nestle S.A.	82,185
1,687,742		Novartis AG.	129,818
298,000		Novartis AG. (ADR)	22,860
2,566		Pargesa Holding S.A.	192
817		Partners Group	201
4,841		Phonak Holding AG.	602
571,691		Roche Holding AG.	154,284
2,529		Schindler Holding AG.	380
1,066		Schindler Holding AG. (Registered)	155
511		SGS S.A.	1,221
110		Sika AG.	321
65,915		STMicroelectronics NV	608
368	e	Straumann Holding AG.	67
1,261	*	Sulzer AG.	195
3,323		Swatch Group AG.	2,140
3,084		Swatch Group AG. Reg	348
3,185		Swiss Life Holding	603
2,777		Swiss Prime Site AG.	215
552,402		Swiss Re Ltd	45,767
2,368		Swisscom AG.	1,138
57,414		Syngenta AG.	23,465
182,650		Tyco Electronics Ltd	9,458
3,333,710		UBS AG. (Switzerland)	68,326
14,721		Zurich Financial Services AG.	3,795
		TOTAL SWITZERLAND	732,036

TAIWAN - 0.2%
618,120		Eclat Textile Co Ltd	5,427
822,000		FLEXium Interconnect, Inc	2,834
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
414,000		Ginko International Co Ltd	$7,660
3,000,000		Inventec Co Ltd	2,901
981,000		King Slide Works Co Ltd	8,578
125,000		Largan Precision Co Ltd	4,206
100,000		MediaTek, Inc	1,235
15,247,263		Taishin Financial Holdings Co Ltd	7,045
360,000		Taiwan Semiconductor Manufacturing Co Ltd	1,226
		TOTAL TAIWAN	41,112

THAILAND - 0.1%
469,000		Advanced Info Service PCL	3,832
850,000		Bangkok Bank PCL (ADR)	5,330
3,000,000		Delta Electronics Thai PCL	4,740
		TOTAL THAILAND	13,902

TURKEY - 0.1%
1,177,700		TAV Havalimanlari Holding AS	8,315
930,000		Tofas Turk Otomobil Fabrik	5,667
180,000		Turk Traktor ve Ziraat Makineleri AS	5,260
		TOTAL TURKEY	19,242

UKRAINE - 0.0%
407,456		MHP SA (GDR)	6,458
		TOTAL UKRAINE	6,458

UNITED ARAB EMIRATES - 0.0%
950,000		First Gulf Bank PJSC	4,283
		TOTAL UNITED ARAB EMIRATES	4,283

UNITED KINGDOM - 7.5%
97,426		3i Group plc	573
51,270		Aberdeen Asset Management plc	314
14,327		Acergy S.A.	298
19,162		Admiral Group plc	382
484,462		Aggreko plc	12,572
15,895		AMEC plc	276
135,310		Anglo American plc (London)	3,323
939,292		Antofagasta plc	12,440
324,242		ARM Holdings plc	5,190
2,737,735		Ashtead Group plc	27,247
471,328	*	ASOS plc	39,234
138,683		Associated British Foods plc	4,209
124,438		AstraZeneca plc	6,469
9,543		AstraZeneca plc (ADR)	496
429,150		Aveva Group plc	18,045
286,780		Aviva plc	1,841
18,652		Babcock International Group	361
336,288		BAE Systems plc	2,472
32,213		Balfour Beatty plc	148
18,906,187		Barclays plc	80,799
1,598,933		BG Group plc	30,523
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
179,269		BHP Billiton plc	$5,273
4,242,106		BP plc	29,741
24,810		BP plc (ADR)	1,043
6,303,229	*	British Airways plc	34,503
179,218		British American Tobacco plc	9,432
541,480		British Land Co plc	5,058
2,765,069		British Sky Broadcasting plc	38,944
2,031,996		Britvic plc	18,833
2,563,612		BT Group plc	14,194
17,104		Bunzl plc	370
172,288		Burberry Group plc	4,559
34,859		Capita Group plc	562
9,756		Carnival plc	331
522,700		Centrica plc	3,128
54,469		Cobham plc	253
582,715		Compass Group plc	8,016
7,057		Croda International plc	303
400,000	e	Daily Mail & General Trust	4,932
583,557		Delphi Automotive plc	34,091
610,174		Diageo plc	19,396
33,761		Direct Line Insurance Group plc	117
1,724,779		easyJet plc	35,640
48,906		Ensco plc	2,629
58,835		Experian Group Ltd	1,120
86,949		GKN plc	481
1,819,243		GlaxoSmithKline plc	45,741
140,366		Group 4 Securicor plc	578
71,189		Hammerson plc	577
11,472		Hargreaves Lansdown plc	182
6,080,198		HSBC Holdings plc	65,808
54,694		ICAP plc	331
16,978		IMI plc	400
221,447		Imperial Tobacco Group plc	8,186
200,000		Inchcape plc	1,975
24,004		Inmarsat plc	275
25,525		InterContinental Hotels Group plc	745
72,467	*	International Consolidated Airlines	396
400,000		International Personal Finance plc	3,952
8,580		Intertek Group plc	459
34,651		Invensys plc	280
51,452		Investec plc	333
194,171		ITV plc	551
120,926		J Sainsbury plc	766
10,907		Johnson Matthey plc	496
126,153		Kingfisher plc	788
77,045		Land Securities Group plc	1,145
11,272,344		Legal & General Group plc	35,769
18,045	*	Liberty Global plc	1,361
83,420	*	Liberty Global plc (Class A)	6,619
57,081		Liberty International plc	297
35,896,444	*	Lloyds TSB Group plc	42,740
16,683		London Stock Exchange Group plc	415
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
81,128		Man Group plc	$110
85,934		Marks & Spencer Group plc	691
41,323		Meggitt plc	367
65,755		Melrose Industries plc	319
540,000		Mondi plc	9,112
18,387,917	*	Monitise plc	16,946
353,651		National Grid plc	4,178
1,968,187		New Carphone Warehouse plc	7,528
394,858		Next plc	32,992
479,270		Old Mutual plc	1,455
71,374		Pearson plc	1,453
15,424		Persimmon plc	271
23,519		Petrofac Ltd	534
3,227,548		Prudential plc	60,046
62,651		Reckitt Benckiser Group plc	4,581
62,689		Reed Elsevier plc	845
79,784		Resolution Ltd	410
79,048		Rexam plc	616
222,800		Rightmove plc	8,541
767,149		Rio Tinto plc	37,447
1,771,599		Rolls-Royce Group plc	31,874
351,035		Royal & Sun Alliance Insurance Group plc	687
195,405	*	Royal Bank of Scotland Group plc	1,134
598,310		SABMiller plc	30,431
117,644		Sage Group plc	628
11,287		Schroders plc	471
94,351		Scottish & Southern Energy plc	2,250
74,116		Segro plc	372
50,787		Serco Group plc	449
23,755		Severn Trent plc	677
89,740		Smith & Nephew plc	1,120
172,362		Smiths Group plc	3,898
1,144,850		Standard Chartered plc	27,428
229,022		Standard Life plc	1,280
23,326		Tate & Lyle plc	278
4,222,500		Taylor Woodrow plc	6,858
1,497,173		Telecity Group plc	20,112
678,183		Tesco plc	3,943
1,232,202		Travis Perkins plc	32,919
1,148,136		TUI Travel plc	6,833
272,249		Tullow Oil plc	4,514
405,523		Unilever plc	15,767
68,389		United Utilities Group plc	765
24,466,366		Vodafone Group plc	85,873
35,764		Vodafone Group plc (ADR)	1,258
11,334		Weir Group plc	427
448,067		Whitbread plc	21,493
942,707		William Hill plc	6,147
216,008		WM Morrison Supermarkets plc	979
518,943		Wolseley plc	26,849
2,266,537		WPP plc	46,577
		TOTAL UNITED KINGDOM	1,314,059
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
UNITED STATES - 52.5%
419,201		3M Co	$50,057
85,000		A.O. Smith Corp	3,842
1,825,436	*	Abbott Laboratories	60,586
412,432		AbbVie, Inc	18,448
137,902		Abercrombie & Fitch Co (Class A)	4,878
7,639	*,e	Acceleron Pharma, Inc	170
210,556		Accenture plc	15,505
707,517		ACE Ltd	66,195
108,477	*	Actavis, Inc	15,621
49,677		Activision Blizzard, Inc	828
257,532	*	Adobe Systems, Inc	13,376
599,464		ADT Corp	24,374
7,979		Advance Auto Parts, Inc	660
250,000	*	AerCap Holdings NV	4,865
168,747		AES Corp	2,243
396,041		Aetna, Inc	25,355
71,272	*	Affiliated Managers Group, Inc	13,017
76,836		Aflac, Inc	4,763
102,371		AGCO Corp	6,185
477,167		Agilent Technologies, Inc	24,455
31,418		Air Products & Chemicals, Inc	3,348
7,567		Airgas, Inc	802
38,678	*	Akamai Technologies, Inc	2,000
64,200		Alaska Air Group, Inc	4,020
9,392		Albemarle Corp	591
120,378		Alcoa, Inc	977
438,524	*	Alexion Pharmaceuticals, Inc	50,939
1,990	*	Alleghany Corp	815
148,400		Allergan, Inc	13,423
77,907	*,e	Alliance Data Systems Corp	16,475
62,493		Alliant Energy Corp	3,097
25,400		Allied World Assurance Co Holdings Ltd	2,525
282,741		Allstate Corp	14,293
407,445		Altera Corp	15,141
1,561,627		Altria Group, Inc	53,642
139,006	*	Amazon.com, Inc	43,459
90,000	*	AMC Networks, Inc	6,163
37,060		Ameren Corp	1,291
42,489		American Capital Agency Corp	959
114,291		American Electric Power Co, Inc	4,955
463,201		American Express Co	34,981
113,900		American Financial Group, Inc	6,157
298,581		American International Group, Inc	14,520
126,993		American Tower Corp	9,414
79,747		American Water Works Co, Inc	3,292
203,736		Ameriprise Financial, Inc	18,556
44,743		AmerisourceBergen Corp	2,734
87,716		Ametek, Inc	4,037
505,457		Amgen, Inc	56,581
73,825		Amphenol Corp (Class A)	5,713
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
444,748		Anadarko Petroleum Corp	$41,357
49,588		Analog Devices, Inc	2,333
374,000	*	Ann Taylor Stores Corp	13,546
133,405		Annaly Capital Management, Inc	1,545
10,725	*	Ansys, Inc	928
78,823		Aon plc	5,868
108,848		Apache Corp	9,267
573,992		Apple, Inc	273,651
732,241		Applied Materials, Inc	12,844
60,222	*	Arch Capital Group Ltd	3,260
203,941		Archer Daniels Midland Co	7,513
23,668	*	Arrow Electronics, Inc	1,149
362,735		Ashland, Inc	33,546
23,975		Assurant, Inc	1,297
1,693,819		AT&T, Inc	57,285
45,266	*	Autodesk, Inc	1,864
10,540		Autoliv, Inc	921
80,633		Automatic Data Processing, Inc	5,836
12,948	*	AutoZone, Inc	5,474
212,960		Avago Technologies Ltd	9,183
17,463		AvalonBay Communities, Inc	2,219
21,810		Avery Dennison Corp	949
30,584		Avnet, Inc	1,276
113,105		Avon Products, Inc	2,330
166,701		Axiall Corp	6,300
201,520		Axis Capital Holdings Ltd	8,728
408,560		Baker Hughes, Inc	20,060
25,277		Ball Corp	1,134
90,000	*,e	Bally Technologies, Inc	6,485
4,698,319		Bank of America Corp	64,837
215,692		Bank of New York Mellon Corp	6,512
8,769		Bard (C.R.), Inc	1,010
558,154		Baxter International, Inc	36,665
615,129		BB&T Corp	20,761
123,785		Beam, Inc	8,003
49,227		Becton Dickinson & Co	4,924
78,759	*	Bed Bath & Beyond, Inc	6,093
298,769	*	Berkshire Hathaway, Inc (Class B)	33,913
110,000	*	Berry Plastics Group, Inc	2,197
403,906		Best Buy Co, Inc	15,146
166,307	*	Biogen Idec, Inc	40,040
15,379	*	BioMarin Pharmaceuticals, Inc	1,111
105,155	*	Biovail Corp (Toronto)	10,964
26,282		BlackRock, Inc	7,112
110,000		Blackstone Group LP	2,738
210,012		Boeing Co	24,676
151,725		BorgWarner, Inc	15,383
23,913		Boston Properties, Inc	2,556
227,692	*	Boston Scientific Corp	2,673
39,900		Brinker International, Inc	1,617
365,072		Bristol-Myers Squibb Co	16,896
799,101		Broadcom Corp (Class A)	20,785
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
160,000		Broadridge Financial Solutions, Inc	$5,080
500,000	*	Brocade Communications Systems, Inc	4,025
54,567		Brookfield Office Properties, Inc (Toronto)	1,046
1,312		Brookfield Property Partners LP	25
83,060		Brown-Forman Corp (Class B)	5,659
52,162		Bunge Ltd	3,960
175,094		CA, Inc	5,195
35,099		Cablevision Systems Corp (Class A)	591
170,728		Cabot Oil & Gas Corp	6,372
97,000	*,e	CACI International, Inc (Class A)	6,704
77,154	*	Calpine Corp	1,499
9,716		Camden Property Trust	597
50,539	*	Cameron International Corp	2,950
22,557		Campbell Soup Co	918
76,099		Capital One Financial Corp	5,231
97,789		Cardinal Health, Inc	5,100
248,553	*	CareFusion Corp	9,172
25,400		Carlisle Cos, Inc	1,785
195,652	*	Carmax, Inc	9,483
594,928		Carnival Corp	19,418
127,653	*	Catamaran Corp	5,866
62,491	*	Catamaran Corp (Toronto)	2,871
170,788		Caterpillar, Inc	14,239
71,621	*	CBRE Group, Inc	1,657
283,449		CBS Corp (Class B)	15,635
71,694		Celanese Corp (Series A)	3,785
453,179	*	Celgene Corp	69,758
494,579		Centerpoint Energy, Inc	11,855
156,972		CenturyTel, Inc	4,926
98,996	*	Cerner Corp	5,202
71,165		CF Industries Holdings, Inc	15,004
28,320	e	CH Robinson Worldwide, Inc	1,687
276,398		Charles Schwab Corp	5,843
6,850	*	Charter Communications, Inc	923
219,195	*	Cheniere Energy, Inc	7,483
179,136	e	Chesapeake Energy Corp	4,636
967,838		Chevron Corp	117,592
12,477	*	Chipotle Mexican Grill, Inc (Class A)	5,349
29,836		Chubb Corp	2,663
69,375		Church & Dwight Co, Inc	4,166
635,152	*	Ciena Corp	15,866
213,220		Cigna Corp	16,388
18,360		Cimarex Energy Co	1,770
37,402		Cincinnati Financial Corp	1,764
11,583		Cintas Corp	593
2,793,884		Cisco Systems, Inc	65,433
91,502	*	CIT Group, Inc	4,463
2,465,651		Citigroup, Inc	119,609
241,098	*	Citrix Systems, Inc	17,024
157,500	e	Cliffs Natural Resources, Inc	3,229
28,367	e	Clorox Co	2,318
45,763		CME Group, Inc	3,381
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
112,237		CMS Energy Corp	$2,954
102,830		Coach, Inc	5,607
54,927	*	Cobalt International Energy, Inc	1,365
2,470,418		Coca-Cola Co	93,579
131,873		Coca-Cola Enterprises, Inc	5,303
319,414	*	Cognizant Technology Solutions Corp (Class A)	26,230
329,735		Colgate-Palmolive Co	19,553
2,381,004		Comcast Corp (Class A)	107,502
186,990		Comcast Corp (Special Class A)	8,110
50,977		Comerica, Inc	2,004
134,246		Computer Sciences Corp	6,946
587,009		ConAgra Foods, Inc	17,810
307,394	*	Concho Resources, Inc	33,448
868,781		ConocoPhillips	60,389
300,000		Conseco, Inc	4,320
25,212		Consol Energy, Inc	848
34,650		Consolidated Edison, Inc	1,911
18,216	*	Constellation Brands, Inc (Class A)	1,046
25,154	*,e	Continental Resources, Inc	2,698
5,314		Core Laboratories NV	899
300,705		Corning, Inc	4,387
354,325		Costco Wholesale Corp	40,790
151,656		Covidien plc	9,242
70,000		Crane Co	4,317
26,030	*	Cree, Inc	1,567
334,898	*	Crown Castle International Corp	24,458
37,295	*	Crown Holdings, Inc	1,577
283,136		CSX Corp	7,288
129,048		Cummins, Inc	17,147
604,553		CVS Corp	34,308
105,725		Cytec Industries, Inc	8,602
300,000		Dana Holding Corp	6,852
564,232		Danaher Corp	39,113
14,371		Darden Restaurants, Inc	665
51,018	*	DaVita, Inc	2,903
58,822		Deere & Co	4,788
242,819		Dell, Inc	3,344
785,768		Delta Air Lines, Inc	18,536
94,958		Deluxe Corp	3,956
553,219	*	Denbury Resources, Inc	10,185
23,275		Dentsply International, Inc	1,010
71,441	*	Devon Energy Corp	4,126
11,449	e	Diamond Offshore Drilling, Inc	713
11,163		Dick’s Sporting Goods, Inc	596
14,233	e	Digital Realty Trust, Inc	756
97,385		Dillard’s, Inc (Class A)	7,625
417,985	*	DIRECTV	24,975
388,158		Discover Financial Services	19,617
81,386	*	Discovery Communications, Inc (Class A)	6,871
22,072	*	Discovery Communications, Inc (Class C)	1,724
126,732	*	DISH Network Corp (Class A)	5,704
46,996	*	Dollar General Corp	2,653
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
25,493	*	Dollar Tree, Inc	$1,457
82,894		Dominion Resources, Inc	5,179
43,204		Dover Corp	3,881
954,592		Dow Chemical Co	36,656
277,810	*	DR Horton, Inc	5,398
35,409		Dr Pepper Snapple Group, Inc	1,587
80,443		DTE Energy Co	5,308
183,305		Du Pont (E.I.) de Nemours & Co	10,734
642,034		Duke Energy Corp	42,875
76,409		Duke Realty Corp	1,180
4,773	e	Dun & Bradstreet Corp	496
128,999		East West Bancorp, Inc	4,122
17,259		Eastman Chemical Co	1,344
402,325		Eaton Corp	27,696
13,906		Eaton Vance Corp	540
1,048,685	*	eBay, Inc	58,506
112,315		Ecolab, Inc	11,092
48,195		Edison International	2,220
12,766	*	Edwards Lifesciences Corp	889
65,577	*	Electronic Arts, Inc	1,675
181,385		Eli Lilly & Co	9,129
1,582,465		EMC Corp	40,448
113,821		Emerson Electric Co	7,364
94,000	*	Endo Pharmaceuticals Holdings, Inc	4,271
8,367		Energen Corp	639
53,489		Energizer Holdings, Inc	4,876
1,784	*	Engility Holdings, Inc	57
33,079		Entergy Corp	2,090
27,760	*	Envision Healthcare Holdings, Inc	723
242,514		EOG Resources, Inc	41,053
13,662		Equifax, Inc	818
6,980	*	Equinix, Inc	1,282
65,251		Equitable Resources, Inc	5,789
51,919		Equity Residential	2,781
26,920		Estee Lauder Cos (Class A)	1,882
50,000	*	Esterline Technologies Corp	3,994
23,606		Everest Re Group Ltd	3,433
280,000		Exelis, Inc	4,399
173,478		Exelon Corp	5,142
424,774		Expedia, Inc	21,999
366,091		Expeditors International of Washington, Inc	16,130
200,000	*	Express Parent LLC	4,718
200,411	*	Express Scripts Holding Co	12,381
1,913,167		Exxon Mobil Corp	164,609
251,563	*	F5 Networks, Inc	21,574
606,719	*	Facebook, Inc	30,482
11,925		Family Dollar Stores, Inc	859
32,076		Fastenal Co	1,612
14,270		Federal Realty Investment Trust	1,448
112,709		FedEx Corp	12,861
73,082		Fidelity National Information Services, Inc	3,394
34,092		Fidelity National Title Group, Inc (Class A)	907
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
186,866		Fifth Third Bancorp	$3,371
3,584	*	FireEye, Inc	149
20,885		First Republic Bank	974
76,473		FirstEnergy Corp	2,787
56,918	*	Fiserv, Inc	5,752
35,000	*	FleetCor Technologies, Inc	3,856
15,949		Flir Systems, Inc	501
70,809		Flowserve Corp	4,418
335,388		Fluor Corp	23,799
328,733		FMC Corp	23,577
162,723	*	FMC Technologies, Inc	9,018
1,386,610		Ford Motor Co	23,392
50,803	*	Forest Laboratories, Inc	2,174
129,150		Fortune Brands Home & Security, Inc	5,377
25,962	*	Fossil Group, Inc	3,018
2,734	*	Foundation Medicine, Inc	108
79,374		Franklin Resources, Inc	4,012
1,002,623		Freeport-McMoRan Copper & Gold, Inc (Class B)	33,167
143,097	e	Frontier Communications Corp	597
264,272		GameStop Corp (Class A)	13,121
200,000		Gannett Co, Inc	5,358
137,768		Gap, Inc	5,549
13,318	*,e	Garmin Ltd	602
100,000		Generac Holdings, Inc	4,264
46,920		General Dynamics Corp	4,106
5,887,745		General Electric Co	140,658
54,124		General Growth Properties, Inc	1,044
105,550		General Mills, Inc	5,058
4,461,000	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
18,159,000	*,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
61,921,000	*,e,m	General Motors Co	0	^
1,311,720	*	General Motors Co	47,183
19,417,463	*,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
69,850,000	*,m	General Motors Co	0	^
33,538		Genuine Parts Co	2,713
1,566,640	*	Gilead Sciences, Inc	98,448
120,000		Global Payments, Inc	6,130
130,900		GNC Holdings, Inc	7,151
477,156		Goldman Sachs Group, Inc	75,491
405,400	*	Goodyear Tire & Rubber Co	9,101
152,316	*	Google, Inc (Class A)	133,415
56,745	*,e	Green Mountain Coffee Roasters, Inc	4,275
400,000	*	Groupon, Inc	4,484
30,442		H&R Block, Inc	812
1		H.B. Fuller Co	0	^
383,878		Halliburton Co	18,484
135,000		Hanesbrands, Inc	8,412
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
25,179		Harley-Davidson, Inc	$1,617
25,141		Harris Corp	1,491
724,273		Hartford Financial Services Group, Inc	22,539
131,585	e	Hasbro, Inc	6,203
44,544	*	HCA Holdings, Inc	1,904
62,590		HCP, Inc	2,563
31,692		Health Care REIT, Inc	1,977
160,000	*	Health Net, Inc	5,072
170,000		Healthsouth Corp	5,862
28,569		Helmerich & Payne, Inc	1,970
18,586	*	Henry Schein, Inc	1,927
121,152		Hershey Co	11,207
1,007,923	*	Hertz Global Holdings, Inc	22,336
127,865		Hess Corp	9,889
701,043		Hewlett-Packard Co	14,708
116,000		Hillshire Brands Co	3,566
21,433		Holly Corp	903
48,634	*	Hologic, Inc	1,004
1,067,601		Home Depot, Inc	80,978
917,291		Honeywell International, Inc	76,172
16,029		Hormel Foods Corp	675
25,987	*	Hospira, Inc	1,019
185,117		Host Marriott Corp	3,271
79,869		Hudson City Bancorp, Inc	723
91,793		Humana, Inc	8,567
1,016,300		Huntington Bancshares, Inc	8,395
135,900		IAC/InterActiveCorp	7,430
60,000		Icahn Enterprises LP	4,996
6,477	*	IHS, Inc (Class A)	740
95,338		Illinois Tool Works, Inc	7,271
60,212	*,e	Illumina, Inc	4,867
300,310		Ingersoll-Rand plc	19,502
8,520		Integrys Energy Group, Inc	476
1,647,601		Intel Corp	37,763
9,300	*	IntercontinentalExchange, Inc	1,687
435,873		International Business Machines Corp	80,715
8,656		International Flavors & Fragrances, Inc	712
364,538		International Game Technology	6,901
220,888		International Paper Co	9,896
164,192		Interpublic Group of Cos, Inc	2,821
376,602		Intuit, Inc	24,972
13,707	*	Intuitive Surgical, Inc	5,158
94,324		Invesco Ltd	3,009
16,900		Iron Mountain, Inc	457
150,000	*,e	iShares China Large-Cap ETF	5,562
771,546	e	iShares MSCI Canada Index Fund	21,842
876,163		iShares MSCI EAFE Index Fund	55,890
140,000		ITT Corp	5,033
54,000	*,e	ITT Educational Services, Inc	1,674
20,002		J.B. Hunt Transport Services, Inc	1,459
37,750		J.M. Smucker Co	3,965
33,854	*	Jacobs Engineering Group, Inc	1,970
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
720,064	*	Jarden Corp	$34,851
70,000	*	Jazz Pharmaceuticals plc	6,438
22,084	*,e	JC Penney Co, Inc	195
1,260,400	*	JDS Uniphase Corp	18,540
1,189,002		Johnson & Johnson	103,075
174,653		Johnson Controls, Inc	7,248
158,667	e	Joy Global, Inc	8,098
2,182,725		JPMorgan Chase & Co	112,825
727,051	*	Juniper Networks, Inc	14,439
97,428		Kansas City Southern Industries, Inc	10,655
16,734		KBR, Inc	546
39,660		Kellogg Co	2,329
50,000		Kennametal, Inc	2,280
197,774		Keycorp	2,255
98,944		Kimberly-Clark Corp	9,322
99,394		Kimco Realty Corp	2,006
11,859	*	Kinder Morgan Management LLC	889
88,814		Kinder Morgan, Inc	3,159
23,682		Kla-Tencor Corp	1,441
24,047		Kohl’s Corp	1,244
478,368		Kraft Foods Group, Inc	25,086
932,219		Kroger Co	37,606
90,840		L Brands, Inc	5,550
21,253		L-3 Communications Holdings, Inc	2,008
10,809	*	Laboratory Corp of America Holdings	1,072
424,525	*	Lam Research Corp	21,731
546,562		Las Vegas Sands Corp	36,303
95,000		Lear Corp	6,799
12,672	e	Legg Mason, Inc	424
31,767		Leggett & Platt, Inc	958
40,479	*	Leidos Holdings, Inc	1,843
129,700		Lender Processing Services, Inc	4,315
21,990	e	Lennar Corp (Class A)	778
34,336		Leucadia National Corp	935
15,834	*	Level 3 Communications, Inc	423
130,000		Lexmark International, Inc (Class A)	4,290
22,104	*	Liberty Media Corp	3,253
110,526	*	Liberty Media Holding Corp (Interactive A)	2,594
20,206	e	Liberty Property Trust	719
31,439	*	Life Technologies Corp	2,353
228,469		Lincoln National Corp	9,593
90,701		Linear Technology Corp	3,597
41,712	*	LinkedIn Corp	10,264
200,000	*,e	Lions Gate Entertainment Corp	7,010
250,000	*	Live Nation, Inc	4,637
63,424	*	LKQ Corp	2,021
36,977		Lockheed Martin Corp	4,716
47,391		Loews Corp	2,215
115,696		Lorillard, Inc	5,181
258,580		Lowe’s Companies, Inc	12,311
60,329		LSI Logic Corp	472
383,955		LyondellBasell Industries AF S.C.A	28,117
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
13,203	e	M&T Bank Corp	$1,478
19,051		Macerich Co	1,075
196,698		Macy’s, Inc	8,511
1	*	Madison Square Garden, Inc	0	^
3,125	*	Mallinckrodt plc	138
8,990		Manpower, Inc	654
419,472		Marathon Oil Corp	14,631
136,579		Marathon Petroleum Corp	8,785
36,831		Marriott International, Inc (Class A)	1,549
1,006,040		Marsh & McLennan Cos, Inc	43,813
5,247		Martin Marietta Materials, Inc	515
470,471		Marvell Technology Group Ltd	5,410
159,573		Masco Corp	3,396
120,000	*	Mastec, Inc	3,636
34,944		Mastercard, Inc (Class A)	23,510
74,130		Mattel, Inc	3,103
32,538		Maxim Integrated Products, Inc	970
26,756		McCormick & Co, Inc	1,731
236,925		McDonald’s Corp	22,795
39,790		McGraw-Hill Cos, Inc	2,610
408,659		McKesson Corp	52,431
679	*	MDC Holdings, Inc	20
30,709		MDU Resources Group, Inc	859
33,038		Mead Johnson Nutrition Co	2,453
36,607		MeadWestvaco Corp	1,405
733,763		Medtronic, Inc	39,073
190,000		Mentor Graphics Corp	4,440
1,645,707		Merck & Co, Inc	78,352
907,979		Metlife, Inc	42,630
45,682	*	MGM Mirage	934
98,992	*	Michael Kors Holdings Ltd	7,377
21,521	e	Microchip Technology, Inc	867
359,256	*	Micron Technology, Inc	6,276
3,637,738		Microsoft Corp	121,173
26,103	*	Mohawk Industries, Inc	3,400
16,493		Molson Coors Brewing Co (Class B)	827
536,356		Mondelez International, Inc	16,852
460,484		Monsanto Co	48,061
73,421	*	Monster Beverage Corp	3,836
22,835		Moody’s Corp	1,606
253,322		Morgan Stanley	6,827
33,562		Mosaic Co	1,444
37,631		Motorola, Inc	2,235
27,474		Murphy Oil Corp	1,657
6,608	*	Murphy USA, Inc	267
514,135	*	Mylan Laboratories, Inc	19,625
182,832		Nabors Industries Ltd	2,936
24,974		NASDAQ Stock Market, Inc	801
105,161		National Oilwell Varco, Inc	8,214
215,839		NetApp, Inc	9,199
19,821	*	NetFlix, Inc	6,129
100,000	*	NeuStar, Inc (Class A)	4,948
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
64,951	e	New York Community Bancorp, Inc	$981
842,784		Newell Rubbermaid, Inc	23,177
56,249		Newmont Mining Corp	1,581
41,496	*	News Corp	666
454,973		NextEra Energy, Inc	36,471
24,927		Nielsen Holdings NV	909
252,902		Nike, Inc (Class B)	18,371
132,308		NiSource, Inc	4,087
120,965		Noble Corp	4,569
137,977		Noble Energy, Inc	9,246
34,755		Nordstrom, Inc	1,953
59,360		Norfolk Southern Corp	4,591
109,602		Northeast Utilities	4,521
126,370		Northern Trust Corp	6,873
48,804		Northrop Grumman Corp	4,649
86,594		NRG Energy, Inc	2,367
19,360	*,e	NRG Yield, Inc	586
45,000		Nu Skin Enterprises, Inc (Class A)	4,308
27,307	*	Nuance Communications, Inc	510
101,850		Nucor Corp	4,993
134,058		Nvidia Corp	2,086
13,195	*	NVR, Inc	12,129
27,068		NYSE Euronext	1,136
42,193		Oaktree Capital Group LLC	2,209
608,322		Occidental Petroleum Corp	56,902
52,600		Oceaneering International, Inc	4,273
100,000	*	Ocwen Financial Corp	5,577
89,614		OGE Energy Corp	3,234
112,369		Omnicare, Inc	6,236
42,142		Omnicom Group, Inc	2,673
122,482		Oneok, Inc	6,531
40,128	*	Onyx Pharmaceuticals, Inc	5,003
2,705,578		Oracle Corp	89,744
2,403		Oracle Corp Japan	90
44,166	*	O’Reilly Automotive, Inc	5,635
436,043	*	Orient-Express Hotels Ltd (Class A)	5,660
130,000	*	Oshkosh Truck Corp	6,367
142,621	*	Owens Corning, Inc	5,417
39,290	*	Owens-Illinois, Inc	1,179
57,181		Paccar, Inc	3,183
90,000		Packaging Corp of America	5,138
18,594		Pall Corp	1,432
14,880	*	Panera Bread Co (Class A)	2,359
90,000	*	Parexel International Corp	4,521
103,592		Parker Hannifin Corp	11,263
57,984		PartnerRe Ltd	5,308
42,625	*	Pattern Energy Group, Inc	997
15,502		Patterson Cos, Inc	623
43,090		Paychex, Inc	1,751
60,560		Peabody Energy Corp	1,045
704,890	*	Penn National Gaming, Inc	39,023
396,261		Pentair Ltd	25,733
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
55,930		People’s United Financial, Inc	$804
36,693		Pepco Holdings, Inc	677
774,080		PepsiCo, Inc	61,539
169,381	e	Perrigo Co	20,898
50,636		Petsmart, Inc	3,861
3,466,694		Pfizer, Inc	99,529
49,576		PG&E Corp	2,029
839,398		Philip Morris International, Inc	72,683
209,689		Phillips 66	12,124
156,342		Phillips-Van Heusen Corp	18,556
400,000	*	Pilgrim’s Pride Corp	6,716
71,334		Pinnacle West Capital Corp	3,905
37,893		Pioneer Natural Resources Co	7,154
10,800	e	Pitney Bowes, Inc	196
26,793		Plum Creek Timber Co, Inc	1,255
112,632		PNC Financial Services Group, Inc	8,160
14,088		Polaris Industries, Inc	1,820
75,000	*	Portfolio Recovery Associates, Inc	4,495
64,651		PPG Industries, Inc	10,801
126,483		PPL Corp	3,843
87,942		Praxair, Inc	10,572
93,229		Precision Castparts Corp	21,185
132,997	*	Premier, Inc	4,216
17,281	*	Priceline.com, Inc	17,470
103,565		Principal Financial Group	4,435
1,299,188		Procter & Gamble Co	98,206
63,421		Progressive Corp	1,727
199,154		Prologis, Inc	7,492
209,962		Prudential Financial, Inc	16,373
78,334		Public Service Enterprise Group, Inc	2,580
57,328		Public Storage, Inc	9,204
553,537		Pulte Homes, Inc	9,133
1,196,612		Qualcomm, Inc	80,604
23,110	*	Quanta Services, Inc	636
20,795	e	Quest Diagnostics, Inc	1,285
29,545		Questar Market Resources, Inc	818
100,000	e	Questcor Pharmaceuticals, Inc	5,800
13,176	*	Rackspace Hosting, Inc	695
8,768		Ralph Lauren Corp	1,444
68,619		Range Resources Corp	5,207
13,928		Raymond James Financial, Inc	580
26,835		Rayonier, Inc	1,493
52,535		Raytheon Co	4,049
703,730	*	Realogy Holdings Corp	30,274
20,981	e	Realty Income Corp	834
55,536	*	Red Hat, Inc	2,562
14,213		Regency Centers Corp	687
8,618	*	Regeneron Pharmaceuticals, Inc	2,696
327,830		Regions Financial Corp	3,036
60,000		Reliance Steel & Aluminum Co	4,396
33,101		RenaissanceRe Holdings Ltd	2,997
54,950		Republic Services, Inc	1,833
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
15,945	e	Resmed, Inc	$842
113,563		Reynolds American, Inc	5,540
822	*	RingCentral, Inc	15
1,400,000	*	Rite Aid Corp	6,664
16,103		Robert Half International, Inc	628
3,133	*	Rocket Fuel, Inc	168
85,624		Rock-Tenn Co (Class A)	8,671
55,466		Rockwell Automation, Inc	5,932
214,296		Rockwell Collins, Inc	14,542
118,373		Roper Industries, Inc	15,728
262,727		Ross Stores, Inc	19,127
220,000	*	Rovi Corp	4,217
20,064	*	Rowan Cos plc	737
124,448		Royal Caribbean Cruises Ltd	4,764
188,000		Ryland Group, Inc	7,622
27,102	e	Safeway, Inc	867
151,427	*	Salesforce.com, Inc	7,861
55,000	*	Salix Pharmaceuticals Ltd	3,678
183,315		SanDisk Corp	10,909
1,788,000		Sands China Ltd	11,069
64,691	*	SBA Communications Corp (Class A)	5,205
33,872		SCANA Corp	1,559
806,939		Schlumberger Ltd	71,301
23,131	*	Science Applications International Corp	781
41,253		Scripps Networks Interactive (Class A)	3,222
334,178		Seagate Technology, Inc	14,617
346,916		Sealed Air Corp	9,433
5,046	*,e	Sears Holdings Corp	301
16,297		SEI Investments Co	504
142,279		Sempra Energy	12,179
13,512	*	Sensata Technologies Holding BV	517
400,000		Service Corp International	7,448
32,873		Sherwin-Williams Co	5,989
13,300		Sigma-Aldrich Corp	1,134
289,283		Simon Property Group, Inc	42,880
354,578	*,e	Sirius XM Radio, Inc	1,372
19,607		SL Green Realty Corp	1,742
96,504		SLM Corp	2,403
165,986		Southern Co	6,835
22,460		Southwest Airlines Co	327
440,522	*	Southwestern Energy Co	16,026
59,626		SPDR Trust Series 1	10,023
411,535		Spectra Energy Corp	14,087
120,000	*	Spirit Airlines, Inc	4,112
180,721	*	Sprint Corp	1,122
66,446	*	Sprouts Farmers Market, Inc	2,950
5,289		SPX Corp	448
81,532		St. Jude Medical, Inc	4,373
198,240		Stanley Works	17,955
179,779		Staples, Inc	2,634
359,208		Starbucks Corp	27,648
78,389	*	Starwood Hotels & Resorts Worldwide, Inc	5,209
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
600,596		State Street Corp	$39,489
79,872	*	Stericycle, Inc	9,217
82,629		Stryker Corp	5,585
86,627		SunTrust Banks, Inc	2,808
36,997	*	Superior Energy Services	926
250,000	*	Swift Transportation Co, Inc	5,047
667,169		Symantec Corp	16,512
32,646	*	Synopsys, Inc	1,231
222,157		Synovus Financial Corp	733
66,593		Sysco Corp	2,120
31,179		T Rowe Price Group, Inc	2,243
41,214	*	Tableau Software, Inc	2,936
131,754		Target Corp	8,430
67,600		TCF Financial Corp	965
50,203		TD Ameritrade Holding Corp	1,314
100,000	*	Tenneco, Inc	5,050
23,400	*	Teradata Corp	1,297
95,400	*,e	Teradyne, Inc	1,576
9,495	*,e	Tesla Motors, Inc	1,837
62,361		Tesoro Corp	2,743
237,547		Texas Instruments, Inc	9,566
84,789		Textron, Inc	2,341
118,497		Thermo Electron Corp	10,919
530,000	*	TIBCO Software, Inc	13,563
16,475		Tiffany & Co	1,262
135,140		Time Warner Cable, Inc	15,082
911,568		Time Warner, Inc	59,990
241,102		TJX Companies, Inc	13,596
33,194	*	T-Mobile US, Inc	862
18,003	*	Toll Brothers, Inc	584
371,126		TonenGeneral Sekiyu KK	3,433
49,875		Torchmark Corp	3,608
35,672		Total System Services, Inc	1,049
121,260		Tractor Supply Co	8,145
5,610		TransDigm Group, Inc	778
19,084		Transocean Ltd	848
70,000		Transocean Ltd-NYSE	3,115
61,742		Travelers Cos, Inc	5,234
193,395	*	TRI Pointe Homes, Inc	2,839
62,500	*	Tribune Co	3,943
28,582	*	Trimble Navigation Ltd	849
120,000		Trinity Industries, Inc	5,442
48,492	*	TripAdvisor, Inc	3,678
116,781	*	TRW Automotive Holdings Corp	8,328
271,465	*	Tumi Holdings, Inc	5,470
75,211		Tupperware Corp	6,496
468,635		Twenty-First Century Fox, Inc	15,699
48,717		Twenty-First Century Fox, Inc (Class B)	1,627
472,798		Tyco International Ltd	16,538
313,237		Tyson Foods, Inc (Class A)	8,858
69,172	*	UAL Corp	2,124
28,864		UDR, Inc	684
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
7,024	*	Ulta Salon Cosmetics & Fragrance, Inc	$839
7,700	*,e	Ultra Petroleum Corp	158
9,208	*,e	Under Armour, Inc (Class A)	732
470,652		Union Pacific Corp	73,111
172,754		United Parcel Service, Inc (Class B)	15,785
467,834		United Technologies Corp	50,442
700,148		UnitedHealth Group, Inc	50,138
59,599		UnumProvident Corp	1,814
13,469	*	Urban Outfitters, Inc	495
40,000		URS Corp	2,150
395,883		US Bancorp	14,481
568,805	*,e	USG Corp	16,256
196,862		Valero Energy Corp	6,723
12,402	*	Varian Medical Systems, Inc	927
114,350		Ventas, Inc	7,033
90,000	*	Verint Systems, Inc	3,335
17,467	*	VeriSign, Inc	889
460,937	*	Verisk Analytics, Inc	29,942
1,911,530		Verizon Communications, Inc	89,192
91,211	*	Vertex Pharmaceuticals, Inc	6,916
46,881		VF Corp	9,332
747,445		Viacom, Inc (Class B)	62,471
476,700		Visa, Inc (Class A)	91,097
200,000	*	Vishay Intertechnology, Inc	2,578
70,000	*	Visteon Corp	5,295
77,568	*	VMware, Inc (Class A)	6,275
25,522		Vornado Realty Trust	2,145
16,557		Vulcan Materials Co	858
62,438		W.R. Berkley Corp	2,676
19,638		W.W. Grainger, Inc	5,139
160,894		Walgreen Co	8,656
651,067		Wal-Mart Stores, Inc	48,153
829,650	*	Walt Disney Co	53,504
451,800	e	Walter Energy, Inc	6,339
409,670		Warner Chilcott plc	9,361
49,939		Waste Management, Inc	2,059
9,742	*	Waters Corp	1,035
1,025,323	*	Weatherford International Ltd	15,718
27,899	*	WellCare Health Plans, Inc	1,946
193,124		WellPoint, Inc	16,147
3,960,781		Wells Fargo & Co	163,659
117,229		Western Digital Corp	7,432
160,475		Western Union Co	2,994
50,000		Westlake Chemical Corp	5,233
93,290		Weyerhaeuser Co	2,671
90,085		Whirlpool Corp	13,192
13,725	*	Whiting Petroleum Corp	821
135,990		Whole Foods Market, Inc	7,955
825,811		Williams Cos, Inc	30,026
18,473		Willis Group Holdings plc	800
68,189	e	Windstream Holdings, Inc	546
100,792		Wisconsin Energy Corp	4,070
234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
150,000	*	WisdomTree Japan Hedged Equity Fund	$7,189
50,000		Wolverine World Wide, Inc	2,911
55,961		Wyndham Worldwide Corp	3,412
13,440		Wynn Resorts Ltd	2,124
117,421		Xcel Energy, Inc	3,242
1,072,001		Xerox Corp	11,031
57,206		Xilinx, Inc	2,681
28,978		Xylem, Inc	809
994,860	*	Yahoo!, Inc	32,990
283,153		Yum! Brands, Inc	20,214
52,235		Zimmer Holdings, Inc	4,291
659,978		Zoetis Inc	20,539
		TOTAL UNITED STATES	9,260,382

		TOTAL COMMON STOCKS	17,424,467
		(Cost $14,605,676)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
681,005	m	GPT Group	0	^
		TOTAL AUSTRALIA	0	^

HONG KONG - 0.0%
12,974	m	New World Development Co Ltd	0	^
		TOTAL HONG KONG	0	^

SINGAPORE - 0.0%
13,977		Olam International Ltd	3
		TOTAL SINGAPORE	3

SPAIN - 0.0%
20,826		Abertis Infraestructuras S.A.	20
462,935		Banco Bilbao Vizcaya Argentaria S.A.	63
143,829	m	Banco de Sabadell S.A.	30
		TOTAL SPAIN	113

UNITED KINGDOM - 0.0%
4,726,546		Barclays plc	6,179
		TOTAL UNITED KINGDOM	6,179

UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc	106
		TOTAL UNITED STATES	106

		TOTAL RIGHTS / WARRANTS	6,401
		(Cost $120)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 4.7%

GOVERNMENT AGENCY DEBT - 0.3%
		Federal Home Loan Bank (FHLB)
235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATES	DATE	(000)
$7,395,000		FHLB	0.025%	11/27/13	$7,395
		Federal Home Loan Mortgage Corp (FHLMC)
30,900,000		FHLMC	0.030	12/23/13	30,898
		Federal National Mortgage Association (FNMA)
2,300,000		FNMA	0.030	10/07/13	2,300
8,100,000		FNMA	0.030	12/17/13	8,100
		TOTAL GOVERNMENT AGENCY DEBT			48,693

TREASURY DEBT - 0.8%
8,000,000		United States Treasury Bill	0.040-0.055	10/10/13	8,000
9,300,000		United States Treasury Bill	0.081	10/17/13	9,300
5,000,000		United States Treasury Bill	0.046	10/31/13	5,000
4,300,000		United States Treasury Bill	0.060-0.071	11/07/13	4,300
68,800,000		United States Treasury Bill	0.020-0.070	11/21/13	68,797
4,900,000		United States Treasury Bill	0.047	12/19/13	4,899
1,500,000		United States Treasury Bill	0.080	12/26/13	1,500
2,100,000		United States Treasury Bill	0.056	02/27/14	2,100
5,000,000		United States Treasury Bill	0.088	05/29/14	4,998
16,000,000		United States Treasury Bill	0.098	06/26/14	15,993
6,000,000		United States Treasury Bill	0.103	08/21/14	5,996
		TOTAL TREASURY DEBT			130,883

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

REPURCHASE AGREEMENT - 3.4%
150,000,000	n	Barclays	0.060	10/01/13	150,000
30,000,000	o	BNP-A	0.050	10/01/13	30,000
27,000,000	p	BNP-C	0.020	10/01/13	27,000
91,000,000	q	Merrill Lynch	0.030-0.050	10/01/13	91,000
62,000,000	r	Mizuho Securities	0.070	10/01/13	62,000
50,000,000	s	Royal Bank of Scotland	0.050	10/01/13	50,000
48,000,000	t	Societe Generale	0.050	10/01/13	48,000
147,000,000	u	UBS Warburg	0.040	10/01/13	147,000
		TOTAL REPURCHASE AGREEMENT			605,000

VARIABLE RATE SECURITIES - 0.2%
1,945,671	i	Granite Master Issuer plc 2006	0.380	12/20/50	1,915
1,667,719	i	Granite Master Issuer plc 2007	0.380	12/20/50	1,641
1,002,241	i	Medallion Trust 2005	0.302	08/22/36	996
611,711	i	Nelnet Student Loan Trust 2007	0.501	09/25/18	611
1,680,690	i	Puma Finance Ltd	0.403	02/21/38	1,662
30,000,000	i	SLM Student Loan Trust 2007	0.306	01/25/19	29,523
3,732,999	i	SLM Student Loan Trust 2008	0.616	10/25/16	3,732
		TOTAL VARIABLE RATE SECURITIES			40,080

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			645,080

		TOTAL SHORT-TERM INVESTMENTS			824,656
		(Cost $825,039)
236

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

		VALUE
SHARES	COMPANY	(000)
	TOTAL INVESTMENTS - 103.5%	$18,255,524
	(Cost $15,430,835)
	OTHER ASSETS & LIABILITIES, NET - (3.5)%	(608,484)
	NET ASSETS - 100.0%	$17,647,040

Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $614,421,000.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays Capital, 0.06% dated 09/30/13 to be repurchased at $150,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $153,000,000.
o	Agreement with BNP-A, 0.05% dated 09/30/13 to be repurchased at $30,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $30,600,000.
p	Agreement with BNP-C, 0.02% dated 09/30/13 to be repurchased at $27,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $27,541,000.
q	Agreement with Merrill Lynch, 0.03%-0.05% dated 09/30/13 to be repurchased at $91,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $92,820,000.
r	Agreement with Mizuho Securities, 0.07% dated 09/30/13 to be repurchased at $62,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $63,240,000.
s	Agreement with Royal Bank of Scotland 0.05% dated 09/30/13 to be repurchased at $50,003,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $51,003,000.
t	Agreement with Societe Generale 0.05% dated 09/30/13 to be repurchased at $48,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $48,960,000.
u	Agreement with UBS Warburg 0.04% dated 09/30/13 to be repurchased at $147,000,000 on 10/01/13, collateralized by U.S. Government Agency Securities valued at $149,940,000.

Cost amounts are in thousands.
237

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2013

SECTOR	VALUE (000)	% OF NET ASSETS
FINANCIALS	$3,603,556	20.4%
CONSUMER DISCRETIONARY	2,861,304	16.2
INFORMATION TECHNOLOGY	2,209,581	12.5
HEALTH CARE	2,117,676	12.0
INDUSTRIALS	2,095,848	11.9
ENERGY	1,395,075	7.9
CONSUMER STAPLES	1,361,605	7.7
MATERIALS	966,589	5.5
TELECOMMUNICATION SERVICES	451,347	2.6
UTILITIES	368,287	2.1
SHORT - TERM INVESTMENTS	824,656	4.7
OTHER ASSETS & LIABILITIES, NET	(608,484)	(3.5)

NET ASSETS	$17,647,040	100.0%
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2013

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 2.5%
2,380		Allison Transmission Holdings, Inc	$60
221,354		BorgWarner, Inc	22,443
362,600		Dana Holding Corp	8,282
1,908,283		Delphi Automotive plc	111,482
2,312,435		Ford Motor Co	39,011
1,819,693	*	General Motors Co	65,454
331,465		Gentex Corp	8,482
1,113,925	*	Goodyear Tire & Rubber Co	25,008
112,117		Harley-Davidson, Inc	7,202
101,800		Icahn Enterprises LP	8,477
479,020		Lear Corp	34,283
172,800		Magna International, Inc - Class A (NY)	14,266
110,000		Renault S.A.	8,772
309,600	*	Tenneco, Inc	15,635
151,365	*,e	Tesla Motors, Inc	29,277
22,480		Thor Industries, Inc	1,305
158,700	*	Toyota Motor Corp	10,179
113,600	*	TRW Automotive Holdings Corp	8,101
364,451	*	Visteon Corp	27,567
		TOTAL AUTOMOBILES & COMPONENTS	445,286

BANKS - 0.3%
1,606,300		Huntington Bancshares, Inc	13,268
255,690	*,e	Nationstar Mortgage Holdings, Inc	14,378
50,587	*	Ocwen Financial Corp	2,821
12,849	*	Signature Bank	1,176
548,500		Wells Fargo & Co	22,664
		TOTAL BANKS	54,307

CAPITAL GOODS - 7.8%
610,665		3M Co	72,919
16,676		A.O. Smith Corp	754
403,310	*	Aecom Technology Corp	12,611
122,027		Ametek, Inc	5,616
13,593		Armstrong World Industries, Inc	747
132,506		Babcock & Wilcox Co	4,468
45,653	*	BE Aerospace, Inc	3,370
1,904,754		Boeing Co	223,809
63,846		Carlisle Cos, Inc	4,488
59,334		Caterpillar, Inc	4,947
119,374		Chicago Bridge & Iron Co NV	8,090
42,971	*	Colfax Corp	2,427
174,021		Crane Co	10,732
333,336		Cummins, Inc	44,290
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
60,281		Danaher Corp	$4,179
191,471		Deere & Co	15,584
66,810		Donaldson Co, Inc	2,547
62,755		Dover Corp	5,637
265,609		Emerson Electric Co	17,185
170,000		European Aeronautic Defence and Space Co	10,833
146,525		Fastenal Co	7,363
282,273		Flowserve Corp	17,611
228,857		Fluor Corp	16,240
584,661		Fortune Brands Home & Security, Inc	24,339
94,200		General Dynamics Corp	8,244
848,270		General Electric Co	20,265
30,138		Graco, Inc	2,232
19,100	*	HD Supply Holdings, Inc	420
50,648	*	Hexcel Corp	1,965
1,252,174		Honeywell International, Inc	103,981
92,501		Hubbell, Inc (Class B)	9,689
60,895		Huntington Ingalls	4,104
37,405		IDEX Corp	2,441
70,141		Illinois Tool Works, Inc	5,350
585,293		Ingersoll-Rand plc	38,009
45,391		ITT Corp	1,632
264,934	e	Joy Global, Inc	13,522
98,595		Lennox International, Inc	7,420
336,068		Lincoln Electric Holdings, Inc	22,389
291,397		Lockheed Martin Corp	37,168
61,309		Manitowoc Co, Inc	1,200
546,133		Masco Corp	11,622
114,363	*	MRC Global, Inc	3,065
139,171		MSC Industrial Direct Co (Class A)	11,322
87,002		Nordson Corp	6,406
203,300	*	Oshkosh Truck Corp	9,958
263,000	*	Owens Corning, Inc	9,989
24,297		Paccar, Inc	1,352
193,718		Pall Corp	14,924
135,900		Parker Hannifin Corp	14,775
497,189		Precision Castparts Corp	112,981
22,323	*	Quanta Services, Inc	614
196,628		Rockwell Automation, Inc	21,027
60,175		Rockwell Collins, Inc	4,083
489,577		Roper Industries, Inc	65,050
75,193		Snap-On, Inc	7,482
10,763	*,e	SolarCity Corp	372
6,201	*	Spirit Aerosystems Holdings, Inc (Class A)	150
6,894		Stanley Works	624
670,200		Textron, Inc	18,504
253,400		Timken Co	15,305
69,388		Toro Co	3,771
26,353		TransDigm Group, Inc	3,655
196,400		Trinity Industries, Inc	8,907
79,748		Triumph Group, Inc	5,600
47,419	*,e	United Rentals, Inc	2,764
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
572,432		United Technologies Corp	$61,720
318,600	*	USG Corp	9,106
123,022		Valmont Industries, Inc	17,089
433,997		W.W. Grainger, Inc	113,581
121,155	*	WABCO Holdings, Inc	10,209
47,208		Westinghouse Air Brake Technologies Corp	2,968
5,718		Xylem, Inc	160
		TOTAL CAPITAL GOODS	1,369,952

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
128,000		ADT Corp	5,205
12,684		Cintas Corp	649
28,698	*	Clean Harbors, Inc	1,684
649,229	*	CNH Industrial NV (NYSE)	8,115
53,825	*	Copart, Inc	1,711
36,048		Corrections Corp of America	1,246
18,404		Dun & Bradstreet Corp	1,911
145,777	e	Edenred	4,736
59,744		Equifax, Inc	3,576
32,059	*	IHS, Inc (Class A)	3,661
74,526		Iron Mountain, Inc	2,014
13,715		KAR Auction Services, Inc	387
118,700		Manpower, Inc	8,634
1,143,681		Nielsen Holdings NV	41,687
203,589	e	Pitney Bowes, Inc	3,703
49,077	e	R.R. Donnelley & Sons Co	775
71,083		Robert Half International, Inc	2,774
31,133		Rollins, Inc	825
376,563	*	Stericycle, Inc	43,455
256,000		Tyco International Ltd	8,955
1,379,892	*	Verisk Analytics, Inc	89,638
56,664		Waste Connections, Inc	2,573
19,062		Waste Management, Inc	786
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	238,700

CONSUMER DURABLES & APPAREL - 2.9%
28,642		Carter’s, Inc	2,174
296,988		Coach, Inc	16,195
32,344	*,e	Deckers Outdoor Corp	2,132
201,700	*	Fossil Group, Inc	23,446
718,273		Hanesbrands, Inc	44,756
332,443	e	Hasbro, Inc	15,671
848,478	*	Jarden Corp	41,066
1,020,170		Luxottica Group S.p.A.	54,061
371,108		LVMH Moet Hennessy Louis Vuitton S.A.	73,133
271,358		Mattel, Inc	11,359
99,103	*	Michael Kors Holdings Ltd	7,385
85,032		Newell Rubbermaid, Inc	2,338
1,165,208		Nike, Inc (Class B)	84,641
29,234	*	NVR, Inc	26,872
93,276		Phillips-Van Heusen Corp	11,071
50,456		Polaris Industries, Inc	6,518
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,724,477		Pulte Homes, Inc	$28,454
29,953		Ralph Lauren Corp	4,934
356,100	e	Sony Corp (ADR)	7,663
13,562	*	Taylor Morrison Home Corp	307
29,526	*	Tempur-Pedic International, Inc	1,298
115,751		Tupperware Corp	9,997
41,097	*,e	Under Armour, Inc (Class A)	3,265
43,378		VF Corp	8,634
137,697		Whirlpool Corp	20,164
		TOTAL CONSUMER DURABLES & APPAREL	507,534

CONSUMER SERVICES - 3.3%
288,930	*	Bally Technologies, Inc	20,820
34,026		Brinker International, Inc	1,379
49,880		Burger King Worldwide, Inc	974
46,643	*	Chipotle Mexican Grill, Inc (Class A)	19,996
1,329	e	Choice Hotels International, Inc	57
52,151		Darden Restaurants, Inc	2,414
80,102		Domino’s Pizza, Inc	5,443
53,119		Dunkin Brands Group, Inc	2,404
135,471		H&R Block, Inc	3,612
227,025	*	Hyatt Hotels Corp	9,753
1,690,275		International Game Technology	31,997
282,756		Interval Leisure Group, Inc	6,682
2,220,851		Las Vegas Sands Corp	147,509
102,170		Marriott International, Inc (Class A)	4,297
720,341		McDonald’s Corp	69,304
55,856	*,e	Noodles & Co	2,383
12,889	*	Norwegian Cruise Line Holdings Ltd	398
99,517	*	Panera Bread Co (Class A)	15,776
15,402		SeaWorld Entertainment, Inc	456
84,221		Service Corp International	1,568
259,292		Six Flags Entertainment Corp	8,762
1,988,284		Starbucks Corp	153,038
145,808		Starwood Hotels & Resorts Worldwide, Inc	9,689
7,510	e	Weight Watchers International, Inc	281
104,294		Wyndham Worldwide Corp	6,359
40,257		Wynn Resorts Ltd	6,361
559,508		Yum! Brands, Inc	39,943
		TOTAL CONSUMER SERVICES	571,655

DIVERSIFIED FINANCIALS - 4.3%
503,121	*	Affiliated Managers Group, Inc	91,890
1,450,764		American Express Co	109,562
906,196		Ameriprise Financial, Inc	82,536
482,967		Apollo Management LP	13,649
2,405		Artisan Partners Asset Management, Inc	126
908,600		Bank of America Corp	12,539
78,866		BlackRock, Inc	21,343
1,214,797		Blackstone Group LP	30,236
97,872		CBOE Holdings, Inc	4,427
75,955		Charles Schwab Corp	1,606
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
758,400		Citigroup, Inc	$36,790
278,000		Discover Financial Services	14,050
60,396		Eaton Vance Corp	2,345
34,746	e	Federated Investors, Inc (Class B)	944
204,005		Franklin Resources, Inc	10,312
411,929		Goldman Sachs Group, Inc	65,171
304,716	*,e	IntercontinentalExchange, Inc	55,282
1,000,000	e	iShares Russell 1000 Growth Index Fund	78,200
64,065		Lazard Ltd (Class A)	2,308
20,281		Leucadia National Corp	552
46,298		LPL Financial Holdings, Inc	1,774
848,974		Moody’s Corp	59,708
25,735	*	MSCI, Inc (Class A)	1,036
78,902		Oaktree Capital Group LLC	4,130
212,793		SEI Investments Co	6,577
345,800		State Street Corp	22,736
204,557		T Rowe Price Group, Inc	14,714
184,632		Waddell & Reed Financial, Inc (Class A)	9,505
		TOTAL DIVERSIFIED FINANCIALS	754,048

ENERGY - 3.6%
69,039		Anadarko Petroleum Corp	6,420
148,311	*	Atwood Oceanics, Inc	8,163
12,036		Baker Hughes, Inc	591
436,562		Cabot Oil & Gas Corp	16,292
223,564	*	Cameron International Corp	13,049
119,500	*	Cheniere Energy, Inc	4,080
124,444	*	Cobalt International Energy, Inc	3,094
361,893	*	Concho Resources, Inc	39,378
21,476	*,e	Continental Resources, Inc	2,304
161,638	e	CVR Energy, Inc	6,226
854,909	*	Denbury Resources, Inc	15,739
36,614	*	Dresser-Rand Group, Inc	2,285
20,051	*	Dril-Quip, Inc	2,301
603,131		EOG Resources, Inc	102,098
68,603		Equitable Resources, Inc	6,086
856,194	*	FMC Technologies, Inc	47,450
7,600	*	Frank’s International NV	227
29,774	*	Gulfport Energy Corp	1,916
1,399,803		Halliburton Co	67,401
120,000		Helmerich & Payne, Inc	8,274
301,508		Kinder Morgan, Inc	10,725
50,931	*	Kosmos Energy LLC	524
15,879	*	Laredo Petroleum Holdings, Inc	471
137,000		Murphy Oil Corp	8,264
43,223		Noble Energy, Inc	2,896
238,900	*	Oasis Petroleum, Inc	11,737
187,450		Oceaneering International, Inc	15,228
135,700		Phillips 66	7,846
82,514		Pioneer Natural Resources Co	15,579
8,887		Questar Market Resources, Inc	246
80,544		Range Resources Corp	6,112
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
156,194	e	RPC, Inc	$2,416
1,533,697		Schlumberger Ltd	135,518
174,662	e	Seadrill Ltd	7,874
334,469	*	Southwestern Energy Co	12,168
32,171		St. Mary Land & Exploration Co	2,483
245,704		Suncor Energy, Inc (NY)	8,791
155,000		Tesoro Corp	6,817
100,539		Valero Energy Corp	3,433
4,825	*	Whiting Petroleum Corp	289
497,931		Williams Cos, Inc	18,105
59,546		World Fuel Services Corp	2,222
		TOTAL ENERGY	633,118

FOOD & STAPLES RETAILING - 2.3%
1,335,291		Costco Wholesale Corp	153,719
738,026		CVS Corp	41,883
20,440	*	Fresh Market, Inc	967
1,597,438		Kroger Co	64,441
3,999,500	*	Rite Aid Corp	19,037
194,632	e	Safeway, Inc	6,226
162,829	*	Sprouts Farmers Market, Inc	7,228
101,644		Sysco Corp	3,235
456,742		Walgreen Co	24,573
694,590		Wal-Mart Stores, Inc	51,372
417,455		Whole Foods Market, Inc	24,421
		TOTAL FOOD & STAPLES RETAILING	397,102

FOOD, BEVERAGE & TOBACCO - 4.6%
2,234,033		Altria Group, Inc	76,739
311,324		Archer Daniels Midland Co	11,469
75,499		Brown-Forman Corp (Class B)	5,144
56,680		Campbell Soup Co	2,307
3,247,758		Coca-Cola Co	123,025
480,699		Coca-Cola Enterprises, Inc	19,329
192,669		ConAgra Foods, Inc	5,846
128,775	*	Constellation Brands, Inc (Class A)	7,392
341,231		Dr Pepper Snapple Group, Inc	15,294
83,425		Flowers Foods, Inc	1,789
317,992		General Mills, Inc	15,238
761,993	*,e	Green Mountain Coffee Roasters, Inc	57,401
150,000		Groupe Danone	11,294
236,297		Hershey Co	21,858
336,951		Hillshire Brands Co	10,358
290,438		Hormel Foods Corp	12,233
4,810		Ingredion, Inc	318
6,397		J.M. Smucker Co	672
118,825		Kellogg Co	6,979
542,352		Kraft Foods Group, Inc	28,441
793,265		Lorillard, Inc	35,522
64,090		McCormick & Co, Inc	4,147
185,703		Mead Johnson Nutrition Co	13,790
510,131	*	Monster Beverage Corp	26,654
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,807,325		PepsiCo, Inc	$143,683
1,271,984		Philip Morris International, Inc	110,141
699,600	*	Pilgrim’s Pride Corp	11,746
8,155		Pinnacle Foods, Inc	216
71,000	e	Remy Cointreau S.A.	7,564
118,878		Reynolds American, Inc	5,799
309,000	*,e	Suntory Beverage & Food Ltd	10,421
70,027	*	WhiteWave Foods Co (Class A)	1,398
		TOTAL FOOD, BEVERAGE & TOBACCO	804,207

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
451,620		Aetna, Inc	28,913
365,502		AmerisourceBergen Corp	22,332
39,979		Bard (C.R.), Inc	4,606
601,109		Baxter International, Inc	39,487
162,593		Becton Dickinson & Co	16,263
50,534	*	Brookdale Senior Living, Inc	1,329
336,600	*	CareFusion Corp	12,420
741,846	*	Catamaran Corp	34,088
942,288	*	Cerner Corp	49,517
126,101		Cigna Corp	9,692
3,512		Community Health Systems, Inc	146
45,934		Cooper Cos, Inc	5,957
90,226	*	DaVita, Inc	5,134
20,369		Dentsply International, Inc	884
497,935	*	Edwards Lifesciences Corp	34,671
68,136	*	Envision Healthcare Holdings, Inc	1,774
404,205	*	Express Scripts Holding Co	24,972
261,916		HCA Holdings, Inc	11,197
125,790	*	Health Management Associates, Inc (Class A)	1,610
43,228	*	Henry Schein, Inc	4,483
39,471	*	Hologic, Inc	815
88,200		Humana, Inc	8,232
120,832	*,e	Idexx Laboratories, Inc	12,041
36,363	*	Intuitive Surgical, Inc	13,682
45,277	*	Laboratory Corp of America Holdings	4,489
424,701		McKesson Corp	54,489
390,400	*	Olympus Corp	11,925
39,863		Patterson Cos, Inc	1,602
15,460	*	Pediatrix Medical Group, Inc	1,552
287,845	*	Premier, Inc	9,125
3,730	e	Quest Diagnostics, Inc	230
285,458	e	Resmed, Inc	15,078
27,811	*	Sirona Dental Systems, Inc	1,861
89,561		St. Jude Medical, Inc	4,804
96,783		Stryker Corp	6,542
50,084	*	Tenet Healthcare Corp	2,063
240,000		UnitedHealth Group, Inc	17,186
30,980		Universal Health Services, Inc (Class B)	2,323
189,426	*	Varian Medical Systems, Inc	14,156
347,000		WellPoint, Inc	29,013
4,780		Zimmer Holdings, Inc	393
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	521,076
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
1,812,495		Avon Products, Inc	$37,337
255,070		Church & Dwight Co, Inc	15,317
53,565	e	Clorox Co	4,377
945,573		Colgate-Palmolive Co	56,073
18,700	*	Coty, Inc	303
114,932		Estee Lauder Cos (Class A)	8,034
134,121	e	Herbalife Ltd	9,358
181,033		Kimberly-Clark Corp	17,057
287,426		L’Oreal S.A.	49,336
75,563		Nu Skin Enterprises, Inc (Class A)	7,234
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	204,426

INSURANCE - 1.0%
279,539		ACE Ltd	26,154
4,717		Allied World Assurance Co Holdings Ltd	469
5,419		American Financial Group, Inc	293
118,284		Aon plc	8,805
2,409	*	Arch Capital Group Ltd	130
62,817		Arthur J. Gallagher & Co	2,742
195,000		Assurant, Inc	10,549
361,855		Axis Capital Holdings Ltd	15,672
118,800	*	Berkshire Hathaway, Inc (Class B)	13,485
27,485		Brown & Brown, Inc	882
18,159		Chubb Corp	1,621
191,886		Endurance Specialty Holdings Ltd	10,308
12,640		Erie Indemnity Co (Class A)	916
322,500		Fidelity National Title Group, Inc (Class A)	8,579
24,606		Hanover Insurance Group, Inc	1,361
12,019		Loews Corp	562
394,389		Marsh & McLennan Cos, Inc	17,176
277,900		Metlife, Inc	13,047
117,700		PartnerRe Ltd	10,774
689,092		Progressive Corp	18,764
120,903		Prudential Financial, Inc	9,428
50,428		Travelers Cos, Inc	4,275
2,916		Validus Holdings Ltd	108
		TOTAL INSURANCE	176,100

MATERIALS - 4.5%
32,467		Airgas, Inc	3,443
15,439		Albemarle Corp	972
22,100		Aptargroup, Inc	1,329
323,913		Ashland, Inc	29,955
270,976		Avery Dennison Corp	11,793
290,726		Axiall Corp	10,986
73,567		Ball Corp	3,302
23,020		Bemis Co, Inc	898
203,011		Celanese Corp (Series A)	10,717
50,145		CF Industries Holdings, Inc	10,572
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
63,626		Compass Minerals International, Inc	$4,853
59,489	*	Crown Holdings, Inc	2,515
80,458		Dow Chemical Co	3,090
544,437		Du Pont (E.I.) de Nemours & Co	31,882
25,212		Eagle Materials, Inc	1,829
77,354		Eastman Chemical Co	6,026
687,116		Ecolab, Inc	67,859
67,736		FMC Corp	4,858
973,900	*	Graphic Packaging Holding Co	8,337
2,803		Greif, Inc (Class A)	137
40,430		International Flavors & Fragrances, Inc	3,327
644,165		International Paper Co	28,859
827,320		LyondellBasell Industries AF S.C.A	60,585
23,467		Martin Marietta Materials, Inc	2,304
1,901,380		Monsanto Co	198,447
4,412	e	NewMarket Corp	1,270
516,603	*	Owens-Illinois, Inc	15,508
399,051		Packaging Corp of America	22,782
154,285		PPG Industries, Inc	25,775
279,379		Praxair, Inc	33,584
207,764		Rock-Tenn Co (Class A)	21,040
28,392		Rockwood Holdings, Inc	1,899
8,263		Royal Gold, Inc	402
63,117		RPM International, Inc	2,285
21,299		Scotts Miracle-Gro Co (Class A)	1,172
99,593		Sealed Air Corp	2,708
311,539		Sherwin-Williams Co	56,756
55,424		Sigma-Aldrich Corp	4,728
22,204		Silgan Holdings, Inc	1,044
878,953		Southern Copper Corp (NY)	23,943
3,110	*	Tahoe Resources, Inc	56
233,639		Valspar Corp	14,820
101,600		West Fraser Timber Co Ltd	9,142
171,813		Westlake Chemical Corp	17,982
182,357	*	WR Grace & Co	15,938
		TOTAL MATERIALS	781,709

MEDIA - 5.4%
228,405	*	AMC Networks, Inc	15,641
99,201		Cablevision Systems Corp (Class A)	1,671
1,021,995		CBS Corp (Class B)	56,373
32,913	*	Charter Communications, Inc	4,435
57,452		Cinemark Holdings, Inc	1,824
20,415		Clear Channel Outdoor Holdings, Inc (Class A)	167
5,833,762		Comcast Corp (Class A)	263,394
1,198,060	*	DIRECTV	71,584
1,352,514	*	Discovery Communications, Inc (Class A)	114,179
465,030		DISH Network Corp (Class A)	20,931
301,800		Gannett Co, Inc	8,085
98,247		Interpublic Group of Cos, Inc	1,688
40,079	*	Lamar Advertising Co (Class A)	1,885
525,297	*	Liberty Global plc (Class A)	41,682
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
41,158	*,e	Lions Gate Entertainment Corp	$1,443
29,416	*	Madison Square Garden, Inc	1,708
107,051		McGraw-Hill Cos, Inc	7,021
9,248		Morningstar, Inc	733
216,856	*	News Corp	3,483
128,354		Omnicom Group, Inc	8,143
7,265	e	Regal Entertainment Group (Class A)	138
53,728		Scripps Networks Interactive (Class A)	4,197
2,208,057	e	Sirius XM Radio, Inc	8,545
52,414	*	Starz-Liberty Capital	1,474
435,618		Time Warner Cable, Inc	48,615
329,700		Time Warner, Inc	21,698
401,879	*	Tribune Co	25,355
2,637,351		Twenty-First Century Fox, Inc	88,351
1,125,364		Viacom, Inc (Class B)	94,058
282,614		Walt Disney Co	18,226
		TOTAL MEDIA	936,727

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.0%
1,340,395		AbbVie, Inc	59,956
14,689	*,e	Acceleron Pharma, Inc	327
479,054	*	Actavis, Inc	68,984
288,752		Agilent Technologies, Inc	14,799
839,204	*	Alexion Pharmaceuticals, Inc	97,482
63,681	*	Alkermes plc	2,141
442,233		Allergan, Inc	40,000
1,002,663		Amgen, Inc	112,238
91,556	*	Ariad Pharmaceuticals, Inc	1,685
395,359		Bayer AG.	46,625
1,093,769	*	Biogen Idec, Inc	263,336
68,552	*	BioMarin Pharmaceuticals, Inc	4,951
129,000	*	Biovail Corp	13,459
866,702		Bristol-Myers Squibb Co	40,111
112,692	*	Bruker BioSciences Corp	2,327
1,305,411	*	Celgene Corp	200,942
67,595	*	Charles River Laboratories International, Inc	3,127
152,648	*	Covance, Inc	13,198
32,203	*	Cubist Pharmaceuticals, Inc	2,046
189,973		Eli Lilly & Co	9,561
56,524	*	Endo Pharmaceuticals Holdings, Inc	2,568
5,255	*	Foundation Medicine, Inc	208
5,473,354	*	Gilead Sciences, Inc	343,945
565,731	*,e	Illumina, Inc	45,728
52,901	*,e	Incyte Corp	2,018
134,986	*	Jazz Pharmaceuticals plc	12,415
179,388		Johnson & Johnson	15,551
55,036	*	Life Technologies Corp	4,118
37,814	*	Medivation, Inc	2,267
14,863	*	Mettler-Toledo International, Inc	3,568
1,046,424	*	Mylan Laboratories, Inc	39,942
40,101	*,e	Myriad Genetics, Inc	942
70,000		Novo Nordisk AS (Class B)	11,855
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
36,656	*	Onyx Pharmaceuticals, Inc	$4,570
741,384	e	Perrigo Co	91,472
342,605		Pfizer, Inc	9,836
28,589	*	Pharmacyclics, Inc	3,957
13,526	*	Quintiles Transnational Holdings, Inc	607
62,248	*	Regeneron Pharmaceuticals, Inc	19,476
351,613		Roche Holding AG.	94,891
582,589	*	Salix Pharmaceuticals Ltd	38,964
50,504	*,e	Seattle Genetics, Inc	2,214
18,419		Techne Corp	1,475
280,910	*,e	Theravance, Inc	11,486
138,203	*	United Therapeutics Corp	10,897
541,431	*	Vertex Pharmaceuticals, Inc	41,051
924,575		Warner Chilcott plc	21,127
42,612	*	Waters Corp	4,526
2,877,839		Zoetis Inc	89,558
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,928,527

REAL ESTATE - 1.7%
638,662		American Tower Corp	47,344
40,732		Apartment Investment & Management Co (Class A)	1,138
7,342		Boston Properties, Inc	785
22,659		CBL & Associates Properties, Inc	433
383,362	*	CBRE Group, Inc	8,867
51,361		Digital Realty Trust, Inc	2,727
30,692		Equity Lifestyle Properties, Inc	1,049
246,335		Extra Space Storage, Inc	11,270
21,320		Federal Realty Investment Trust	2,163
10,306,000		Global Logistic Properties	23,725
68,100		Jones Lang LaSalle, Inc	5,945
58,198		Omega Healthcare Investors, Inc	1,738
83,623		Plum Creek Timber Co, Inc	3,916
65,760		Public Storage, Inc	10,558
62,380		Rayonier, Inc	3,472
2,196,470	*	Realogy Holdings Corp	94,492
18,604		Regency Centers Corp	900
5,442		Senior Housing Properties Trust	127
394,246		Simon Property Group, Inc	58,439
35,000		Spirit Realty Capital, Inc	321
46,071		Tanger Factory Outlet Centers, Inc	1,504
5,964		Taubman Centers, Inc	401
66,031		Ventas, Inc	4,061
17,620		Vornado Realty Trust	1,481
442,269		Weyerhaeuser Co	12,662
		TOTAL REAL ESTATE	299,518

RETAILING - 7.4%
5,831		Aaron’s, Inc	162
3,673		Abercrombie & Fitch Co (Class A)	130
35,944		Advance Auto Parts, Inc	2,972
925,574	*	Amazon.com, Inc	289,371
56,126		American Eagle Outfitters, Inc	785
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
9,339	*	Ascena Retail Group, Inc	$186
25,362	*	Autonation, Inc	1,323
17,459	*	AutoZone, Inc	7,380
108,475	*	Bed Bath & Beyond, Inc	8,392
36,984		Best Buy Co, Inc	1,387
7,913	*	Big Lots, Inc	293
105,789	*	Cabela’s, Inc	6,668
1,912,017	*	Carmax, Inc	92,676
74,694		Chico’s FAS, Inc	1,244
728,966	*	Ctrip.com International Ltd (ADR)	42,593
49,655		Dick’s Sporting Goods, Inc	2,651
190,634		Dillard’s, Inc (Class A)	14,927
162,114	*	Dollar General Corp	9,153
110,315	*	Dollar Tree, Inc	6,306
15,623		DSW, Inc (Class A)	1,333
1,295,218		Expedia, Inc	67,079
47,414		Family Dollar Stores, Inc	3,415
528,555		Foot Locker, Inc	17,939
271,900		GameStop Corp (Class A)	13,500
975,024		Gap, Inc	39,274
232,083		Genuine Parts Co	18,773
289,389		GNC Holdings, Inc	15,809
4,689,693	*	Groupon, Inc	52,571
3,206,292		Home Depot, Inc	243,197
28,505	*,e	HomeAway, Inc	798
830,000		Kingfisher plc	5,185
118,246		L Brands, Inc	7,225
21,756	*	Liberty Media Holding Corp (Interactive A)	511
18,519	*	Liberty Ventures	1,633
148,779	*	LKQ Corp	4,740
560,678		Lowe’s Companies, Inc	26,694
672,576		Macy’s, Inc	29,102
95,446	*	NetFlix, Inc	29,513
72,053		Nordstrom, Inc	4,049
151,034	*	O’Reilly Automotive, Inc	19,270
491,439		Petsmart, Inc	37,477
35,437	*	Priceline.com, Inc	35,825
108,855		Ross Stores, Inc	7,925
82,400	*	Sally Beauty Holdings, Inc	2,156
3,566		Signet Jewelers Ltd	256
508,961		Staples, Inc	7,456
320,260		Target Corp	20,490
56,183		Tiffany & Co	4,305
1,072,930		TJX Companies, Inc	60,503
69,508		Tractor Supply Co	4,669
55,432	*	TripAdvisor, Inc	4,204
31,123		Ulta Salon Cosmetics & Fragrance, Inc	3,718
167,095	*	Urban Outfitters, Inc	6,144
89,653		Williams-Sonoma, Inc	5,038
		TOTAL RETAILING	1,290,375
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
291,460	*,e	Advanced Micro Devices, Inc	$1,108
304,805		Altera Corp	11,327
66,232		Analog Devices, Inc	3,116
396,919		Applied Materials, Inc	6,962
1,081,204	e	ARM Holdings plc (ADR)	52,028
217,121	*	Atmel Corp	1,615
112,093		Avago Technologies Ltd	4,833
538,532		Broadcom Corp (Class A)	14,007
58,342	*	Cree, Inc	3,512
242,001	*,e	Freescale Semiconductor Holdings Ltd	4,029
725,535		Intel Corp	16,629
174,622	*	Lam Research Corp	8,939
264,293		Linear Technology Corp	10,482
562,898		LSI Logic Corp	4,402
699,300		Marvell Technology Group Ltd	8,042
142,871		Maxim Integrated Products, Inc	4,258
97,668	e	Microchip Technology, Inc	3,935
397,543	*	Micron Technology, Inc	6,945
109,534		Nvidia Corp	1,704
666,454	*	NXP Semiconductors NV	24,799
211,968	*	ON Semiconductor Corp	1,547
16,113	*	Silicon Laboratories, Inc	688
80,836	*	Skyworks Solutions, Inc	2,008
613,837		Texas Instruments, Inc	24,719
1,193,737		Xilinx, Inc	55,939
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	277,573

SOFTWARE & SERVICES - 18.7%
790,616		Accenture plc	58,221
2,447,550	*	Adobe Systems, Inc	127,126
137,895	*	Akamai Technologies, Inc	7,129
178,524	*,e	Alliance Data Systems Corp	37,752
356,691		Amdocs Ltd	13,069
46,262	*	Ansys, Inc	4,003
322,700		AOL, Inc	11,159
87,849	*	Autodesk, Inc	3,617
239,941		Automatic Data Processing, Inc	17,367
14,058		Booz Allen Hamilton Holding Co	272
61,023		Broadridge Financial Solutions, Inc	1,938
404,400		CA, Inc	11,999
141,241	*	Cadence Design Systems, Inc	1,907
597,608	*	Citrix Systems, Inc	42,197
429,702	*	Cognizant Technology Solutions Corp (Class A)	35,287
168,500		Computer Sciences Corp	8,718
22,786	*,e	Concur Technologies, Inc	2,518
13,436		DST Systems, Inc	1,013
3,679,292	*	eBay, Inc	205,268
116,769	*	Electronic Arts, Inc	2,983
24,288	*	Equinix, Inc	4,461
4,531,382	*	Facebook, Inc	227,657
21,390	e	Factset Research Systems, Inc	2,334
14,116		Fidelity National Information Services, Inc	656
251

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
6,893	*	FireEye, Inc	$286
65,285	*	Fiserv, Inc	6,597
33,470	*	FleetCor Technologies, Inc	3,687
67,641	*	Fortinet, Inc	1,370
45,952	*	Gartner, Inc	2,757
85,604		Genpact Ltd	1,616
455,051		Global Payments, Inc	23,244
551,069	*	Google, Inc (Class A)	482,687
398,265		IAC/InterActiveCorp	21,773
189,032	*	Informatica Corp	7,367
1,146,382		International Business Machines Corp	212,287
2,541,325		Intuit, Inc	168,515
41,737		Jack Henry & Associates, Inc	2,154
271,872		Lender Processing Services, Inc	9,045
251,312	*	LinkedIn Corp	61,838
396,155		Mastercard, Inc (Class A)	266,525
5,957	*	Micros Systems, Inc	298
10,618,683		Microsoft Corp	353,708
94,500		Netease.com (ADR)	6,862
17,416	*	NetSuite, Inc	1,880
387,834	*	NeuStar, Inc (Class A)	19,190
5,833,651		Oracle Corp	193,502
65,760	*,e	Pandora Media, Inc	1,653
144,549		Paychex, Inc	5,874
225,457	*	Rackspace Hosting, Inc	11,895
1,507,432	*	Red Hat, Inc	69,553
5,995	*	Rocket Fuel, Inc	322
427,761	*	Rovi Corp	8,200
993,246	*	Salesforce.com, Inc	51,559
39,445	*	ServiceNow, Inc	2,049
397,624	*	Sina Corp	32,275
33,315	*	SolarWinds, Inc	1,168
34,750		Solera Holdings, Inc	1,837
51,350	*	Splunk, Inc	3,083
749,079		Symantec Corp	18,540
4,245	*	Tableau Software, Inc	302
565,916	*	Teradata Corp	31,374
82,477	*	TIBCO Software, Inc	2,111
61,219		Total System Services, Inc	1,801
310,890	*	Vantiv, Inc	8,686
361,660	*	VeriSign, Inc	18,405
1,331,489		Visa, Inc (Class A)	254,448
285,000	*	VistaPrint Ltd	16,108
433,379	*	VMware, Inc (Class A)	35,060
278,055		Western Union Co	5,189
18,686	*	Workday, Inc	1,512
367,584	*	Yahoo!, Inc	12,189
		TOTAL SOFTWARE & SERVICES	3,271,032

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
48,716	*,e	3D Systems Corp	2,630
2,500,000	*,e	Alcatel S.A.	8,901
252

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
12,303,675	*	Alcatel-Lucent (ADR)	$43,432
78,662		Amphenol Corp (Class A)	6,087
1,348,642	d	Apple, Inc	642,965
1,443,800		Cisco Systems, Inc	33,814
9,208	e	Dolby Laboratories, Inc (Class A)	318
1,232,631		EMC Corp	31,506
233,208	*	F5 Networks, Inc	20,000
50,405		Flir Systems, Inc	1,583
9,672		Harris Corp	574
593,400		Hewlett-Packard Co	12,450
15,763	e	IPG Photonics Corp	888
90,046	*	JDS Uniphase Corp	1,325
362,942	*	Juniper Networks, Inc	7,208
306,756		Motorola, Inc	18,215
49,289		National Instruments Corp	1,524
288,850	*	NCR Corp	11,441
669,246		NetApp, Inc	28,523
16,248	*	Palo Alto Networks, Inc	744
2,303,444		Qualcomm, Inc	155,160
75,512	*	Riverbed Technology, Inc	1,102
54,194		SanDisk Corp	3,225
248,500		Seagate Technology, Inc	10,869
120,230	*	Stratasys Ltd	12,174
125,334	*	Trimble Navigation Ltd	3,724
385,100		Western Digital Corp	24,415
2,333	*	Zebra Technologies Corp (Class A)	106
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,084,903

TELECOMMUNICATION SERVICES - 1.0%
146,184	*	Crown Castle International Corp	10,676
27,593	*	Level 3 Communications, Inc	736
1,583	*	RingCentral, Inc	29
63,551	*	SBA Communications Corp (Class A)	5,113
642,400		Softbank Corp	44,613
58,917	*	Sprint Corp	366
72,942	*	tw telecom inc (Class A)	2,178
2,457,867		Verizon Communications, Inc	114,684
278,978	e	Windstream Holdings, Inc	2,232
		TOTAL TELECOMMUNICATION SERVICES	180,627

TRANSPORTATION - 3.3%
237,045		Alaska Air Group, Inc	14,844
24,801		Amerco, Inc	4,567
50,725	*	Avis Budget Group, Inc	1,462
74,300		Canadian Pacific Railway Ltd (Toronto)	9,167
183,673	e	CH Robinson Worldwide, Inc	10,940
64,745		Con-Way, Inc	2,790
86,901		Copa Holdings S.A. (Class A)	12,051
254,593		CSX Corp	6,553
1,702,834		Delta Air Lines, Inc	40,170
298,538		Expeditors International of Washington, Inc	13,154
465,152		FedEx Corp	53,078
253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
9,641	*	Genesee & Wyoming, Inc (Class A)			$896
3,342,705	*	Hertz Global Holdings, Inc			74,074
45,800		J.B. Hunt Transport Services, Inc			3,340
955,849		Kansas City Southern Industries, Inc			104,531
85,189	*	Kirby Corp			7,373
93,742		Landstar System, Inc			5,248
28,649		Norfolk Southern Corp			2,216
80,600	*	Old Dominion Freight Line			3,707
97,746		Ryder System, Inc			5,835
1,279,516		Southwest Airlines Co			18,630
241,000	*	Spirit Airlines, Inc			8,259
354,500	*	Swift Transportation Co, Inc			7,157
166,775	*	UAL Corp			5,122
688,444		Union Pacific Corp			106,943
627,830		United Parcel Service, Inc (Class B)			57,365
		TOTAL TRANSPORTATION			579,472

UTILITIES - 0.1%
78,331		Aqua America, Inc			1,937
315,020	*	Calpine Corp			6,121
26,192		ITC Holdings Corp			2,458
36,789	*,e	NRG Yield, Inc			1,114
96,890		Oneok, Inc			5,166
82,068	*	Pattern Energy Group, Inc			1,921
12,915		Questar Corp			291
		TOTAL UTILITIES			19,008

		TOTAL COMMON STOCKS			17,326,982
		(Cost $13,857,160)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 2.8%
GOVERNMENT AGENCY DEBT - 0.1%
$2,400,000		Federal Home Loan Mortgage Corp (FHLMC)	0.025%	12/16/13	2,400
		TOTAL GOVERNMENT AGENCY DEBT			2,400

TREASURY DEBT - 0.5%
1,200,000	d	United States Treasury Bill	0.020-0.050	10/03/13	1,200
1,500,000	d	United States Treasury Bill	0.040	10/10/13	1,500
100,000		United States Treasury Bill	0.081	10/17/13	100
4,800,000	d	United States Treasury Bill	0.035	10/31/13	4,800
5,500,000	d	United States Treasury Bill	0.070	11/21/13	5,499
5,500,000	d	United States Treasury Bill	0.050	12/05/13	5,500
7,500,000	d	United States Treasury Bill	0.038	12/19/13	7,500
3,200,000		United States Treasury Bill	0.056	02/27/14	3,200
7,000,000	d	United States Treasury Bill	0.081	03/06/14	7,000
4,500,000	d	United States Treasury Bill	0.088	05/29/14	4,499
12,000,000	d	United States Treasury Bill	0.098	06/26/14	11,995
17,000,000	d	United States Treasury Bill	0.101-0.108	07/24/14	16,991
17,000,000	d	United States Treasury Bill	0.106	08/21/14	16,988
		TOTAL TREASURY DEBT			86,772
254

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
		TIAA-CREF Short Term Lending Portfolio of the State Street
392,231,805	a,c	Navigator Securities Lending Trust	$392,232
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	392,232

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	392,232

		TOTAL SHORT-TERM INVESTMENTS	481,404
		(Cost $481,384)
		TOTAL INVESTMENTS - 101.9%	17,808,386
		(Cost $14,338,544)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%	(323,651)
		NET ASSETS - 100.0%	$17,484,735

		Abbreviation(s):
ADR		American Depositary Receipt

*		Non-income producing.
a		Affiliated holding.
c		Investments made with cash collateral received from securites on loan.
d		All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $374,166,000.

		Cost amounts are in thousands.
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2013

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.2%
26,243		Allison Transmission Holdings, Inc	$657
51,119	*	American Axle & Manufacturing Holdings, Inc	1,008
87,923		BorgWarner, Inc	8,915
49,248		Cooper Tire & Rubber Co	1,517
110,265		Dana Holding Corp	2,518
237,669		Delphi Automotive plc	13,885
18,492		Dorman Products, Inc	916
16,941		Drew Industries, Inc	771
14,344	*	Federal Mogul Corp (Class A)	241
2,943,148		Ford Motor Co	49,651
11,841	*	Fuel Systems Solutions, Inc	233
634,535	*	General Motors Co	22,824
109,188		Gentex Corp	2,794
27,497	*	Gentherm, Inc	525
191,202	*	Goodyear Tire & Rubber Co	4,292
170,283		Harley-Davidson, Inc	10,939
521,891		Johnson Controls, Inc	21,658
61,452		Lear Corp	4,398
36,302	*	Modine Manufacturing Co	531
7,549	e	Remy International, Inc	153
4,154		Shiloh Industries, Inc	54
30,024		Spartan Motors, Inc	182
15,087		Standard Motor Products, Inc	485
20,247	*	Stoneridge, Inc	219
17,815		Superior Industries International, Inc	318
46,120	*	Tenneco, Inc	2,329
64,154	*,e	Tesla Motors, Inc	12,409
33,978		Thor Industries, Inc	1,972
5,700	*	Tower International, Inc	114
82,567	*	TRW Automotive Holdings Corp	5,888
37,755	*	Visteon Corp	2,856
21,322	*	Winnebago Industries, Inc	554
		TOTAL AUTOMOBILES & COMPONENTS	175,806

BANKS - 3.4%
11,459		1st Source Corp	308
22,198		1st United Bancorp, Inc	163
5,520		Access National Corp	79
5,882		American National Bankshares, Inc	136
18,171	*	Ameris Bancorp	334
7,069		Ames National Corp	161
24,400		Apollo Residential Mortgage	356
7,202	e	Arrow Financial Corp	184
127,805		Associated Banc-Corp	1,980
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
66,701		Astoria Financial Corp	$830
6,248	e	Banc of California, Inc	86
5,016		Bancfirst Corp	271
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	535
73,283		Bancorpsouth, Inc	1,461
41,404		Bank Mutual Corp	260
36,626		Bank of Hawaii Corp	1,994
4,416		Bank of Kentucky Financial Corp	121
3,864		Bank of Marin Bancorp	161
23,602		Bank of the Ozarks, Inc	1,133
17,629		BankFinancial Corp	157
48,968		BankUnited	1,527
14,911		Banner Corp	569
3,044		Bar Harbor Bankshares	112
537,929		BB&T Corp	18,155
59,137		BBCN Bancorp, Inc	814
5,242	*	BBX Capital Corp	75
23,421	*	Beneficial Mutual Bancorp, Inc	234
17,538		Berkshire Hills Bancorp, Inc	440
13,481	e	BNC Bancorp	180
9,275	*,e	BofI Holding, Inc	602
19,605		BOK Financial Corp	1,242
59,217		Boston Private Financial Holdings, Inc	657
6,664		Bridge Bancorp, Inc	143
7,190	*	Bridge Capital Holdings	122
54,590		Brookline Bancorp, Inc	514
10,466		Bryn Mawr Bank Corp	282
2,500		C&F Financial Corp	121
5,527		Camden National Corp	226
16,948	*	Capital Bank Financial Corp	372
9,158	*	Capital City Bank Group, Inc	108
149,432		CapitalSource, Inc	1,775
119,451		Capitol Federal Financial	1,485
22,480		Cardinal Financial Corp	372
60,166		Cathay General Bancorp	1,406
9,768		Center Bancorp, Inc	139
23,433		Centerstate Banks of Florida, Inc	227
16,733		Central Pacific Financial Corp	296
2,883		Century Bancorp, Inc	96
17,428		Charter Financial Corp	188
21,008		Chemical Financial Corp	587
2,792	e	Chemung Financial Corp	97
153,189	*	CIT Group, Inc	7,471
9,568		Citizens & Northern Corp	191
12,921	e	City Holding Co	559
35,413		City National Corp	2,361
10,007		Clifton Savings Bancorp, Inc	124
9,772		CNB Financial Corp	167
26,184		CoBiz, Inc	253
38,948		Columbia Banking System, Inc	962
141,895		Comerica, Inc	5,578
58,917		Commerce Bancshares, Inc	2,581
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,481		Community Bank System, Inc	$1,108
11,562		Community Trust Bancorp, Inc	469
7,261	*	CommunityOne Bancorp	72
1,351	*	ConnectOne Bancorp, Inc	47
5,720	*	CU Bancorp	104
42,127	e	Cullen/Frost Bankers, Inc	2,972
15,177	*,e	Customers Bancorp, Inc	244
67,239		CVB Financial Corp	909
23,810		Dime Community Bancshares	396
4,837	*	Doral Financial Corp	92
16,666	*	Eagle Bancorp, Inc	472
103,419		East West Bancorp, Inc	3,304
4,559		Enterprise Bancorp, Inc	86
11,656		Enterprise Financial Services Corp	196
10,062		ESB Financial Corp	128
9,325		ESSA Bancorp, Inc	97
58,626		EverBank Financial Corp	878
5,385	*	Farmers Capital Bank Corp	118
7,387		Federal Agricultural Mortgage Corp (Class C)	247
7,062		Fidelity Southern Corp	108
672,973		Fifth Third Bancorp	12,140
10,211		Financial Institutions, Inc	209
15,337		First Bancorp (NC)	222
54,501	*	First Bancorp (Puerto Rico)	310
6,485		First Bancorp, Inc	109
58,052		First Busey Corp	302
5,734		First Citizens Bancshares, Inc (Class A)	1,179
73,506		First Commonwealth Financial Corp	558
12,139		First Community Bancshares, Inc	198
13,926		First Connecticut Bancorp	205
7,726		First Defiance Financial Corp	181
44,691		First Financial Bancorp	678
24,075	e	First Financial Bankshares, Inc	1,416
8,954		First Financial Corp	283
18,506	e	First Financial Holdings, Inc	1,021
12,796		First Financial Northwest, Inc	133
191,562		First Horizon National Corp	2,105
11,762		First Interstate Bancsystem, Inc	284
21,138		First Merchants Corp	366
57,533		First Midwest Bancorp, Inc	869
3,196	*	First NBC Bank Holding Co	78
263,698		First Niagara Financial Group, Inc	2,735
5,749		First of Long Island Corp	223
88,590		First Republic Bank	4,131
45,823	*,e	First Security Group, Inc	95
125,914		FirstMerit Corp	2,734
12,395	*	Flagstar Bancorp, Inc	183
23,200		Flushing Financial Corp	428
110,392		FNB Corp	1,339
11,394		Fox Chase Bancorp, Inc	198
10,443		Franklin Financial Corp	198
147,923		Fulton Financial Corp	1,728
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
8,476		German American Bancorp, Inc	$214
54,526		Glacier Bancorp, Inc	1,347
7,809		Great Southern Bancorp, Inc	220
11,166		Guaranty Bancorp	153
63,039		Hancock Holding Co	1,978
23,963		Hanmi Financial Corp	397
10,342		Heartland Financial USA, Inc	288
15,254		Heritage Commerce Corp	117
11,990		Heritage Financial Corp	186
14,409	*	Heritage Oaks Bancorp	92
939		Hingham Institution for Savings	66
5,389	*	Home Bancorp, Inc	97
36,542		Home Bancshares, Inc	1,110
12,641		Home Federal Bancorp, Inc	159
44,500		Home Loan Servicing Solutions Ltd	979
6,988		HomeStreet, Inc	135
16,046	*	HomeTrust Bancshares, Inc	265
6,700		Horizon Bancorp	156
404,335		Hudson City Bancorp, Inc	3,659
11,015		Hudson Valley Holding Corp	207
638,291		Huntington Bancshares, Inc	5,272
22,669		IBERIABANK Corp	1,176
17,904		Independent Bank Corp	639
3,097		Independent Bank Group, Inc	112
40,567		International Bancshares Corp	877
14,254	*	Intervest Bancshares Corp	113
33,889		Investors Bancorp, Inc	742
14,732	*	Kearny Financial Corp	151
712,570		Keycorp	8,123
20,622		Lakeland Bancorp, Inc	232
12,420		Lakeland Financial Corp	406
4,421	e	LCNB Corp	87
99,016	e	M&T Bank Corp	11,082
18,100	*,e	Macatawa Bank Corp	97
15,363		MainSource Financial Group, Inc	233
41,491		MB Financial, Inc	1,172
6,437		Mercantile Bank Corp	140
3,784		Merchants Bancshares, Inc	110
7,250	*	Meridian Interstate Bancorp, Inc	158
4,004		Meta Financial Group, Inc	152
11,922		MetroCorp Bancshares, Inc	164
245,646	*	MGIC Investment Corp	1,788
4,068		Middleburg Financial Corp	78
6,667		Midsouth Bancorp, Inc	103
5,257		MidWestOne Financial Group, Inc	135
2,927	*	NASB Financial, Inc	80
36,914		National Bank Holdings Corp	758
5,351	e	National Bankshares, Inc	192
89,553		National Penn Bancshares, Inc	900
17,284	*,e	Nationstar Mortgage Holdings, Inc	972
34,107		NBT Bancorp, Inc	784
331,783	e	New York Community Bancorp, Inc	5,013
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,480	*	NewBridge Bancorp	$142
43,923		Northfield Bancorp, Inc	533
4,751		Northrim BanCorp, Inc	115
76,438		Northwest Bancshares, Inc	1,011
10,808		OceanFirst Financial Corp	183
78,630	*	Ocwen Financial Corp	4,385
33,903	e	OFG Bancorp	549
76,288		Old National Bancorp	1,083
9,164	*	OmniAmerican Bancorp, Inc	224
37,788		Oritani Financial Corp	622
14,467		Pacific Continental Corp	190
12,060	*	Pacific Premier Bancorp, Inc	162
30,305	e	PacWest Bancorp	1,041
2,932	*,e	Palmetto Bancshares, Inc	38
9,233	e	Park National Corp	730
33,018		Park Sterling Bank	212
6,595		Peapack Gladstone Financial Corp	122
2,964		Penns Woods Bancorp, Inc	148
10,509	*	Pennsylvania Commerce Bancorp, Inc	221
9,540	*	PennyMac Financial Services, Inc	179
6,808		Peoples Bancorp, Inc	142
236,388		People’s United Financial, Inc	3,399
25,469	*	Pinnacle Financial Partners, Inc	759
403,902		PNC Financial Services Group, Inc	29,263
77,233	*	Popular, Inc	2,026
8,859	*	Preferred Bank	158
49,485		PrivateBancorp, Inc	1,059
45,722		Prosperity Bancshares, Inc	2,827
7,003		Provident Financial Holdings, Inc	116
45,191		Provident Financial Services, Inc	733
32,376	e	Provident New York Bancorp	353
131,009	e	Radian Group, Inc	1,825
1,076,498		Regions Financial Corp	9,968
23,438		Renasant Corp	637
6,104		Republic Bancorp, Inc (Class A)	168
22,920		Rockville Financial, Inc	298
7,271		Roma Financial Corp	135
20,998		S&T Bancorp, Inc	509
10,870		S.Y. Bancorp, Inc	308
18,232		Sandy Spring Bancorp, Inc	424
55,743	*	Seacoast Banking Corp of Florida	121
8,919		Sierra Bancorp	140
35,982	*	Signature Bank	3,293
13,207		Simmons First National Corp (Class A)	411
12,795	e	Southside Bancshares, Inc	343
14,769	*	Southwest Bancorp, Inc	219
24,453		State Bank & Trust Co	388
16,183		StellarOne Corp	364
27,752		Sterling Bancorp	381
25,576		Sterling Financial Corp	733
7,140	*	Suffolk Bancorp	127
29,193	*	Sun Bancorp, Inc	112
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
415,190		SunTrust Banks, Inc	$13,460
141,602		Susquehanna Bancshares, Inc	1,777
34,283	*	SVB Financial Group	2,961
737,443		Synovus Financial Corp	2,434
12,643	*,e	Taylor Capital Group, Inc	280
122,960		TCF Financial Corp	1,756
9,400		Territorial Bancorp, Inc	207
32,020	*	Texas Capital Bancshares, Inc	1,472
61,768	*	TFS Financial Corp	739
20,827	*	The Bancorp, Inc	369
11,138		Tompkins Trustco, Inc	515
18,385	e	TowneBank	265
4,100		Tree.com, Inc	108
12,050		Trico Bancshares	275
5,095	*,e	Tristate Capital Holdings, Inc	66
72,196		Trustco Bank Corp NY	430
53,268		Trustmark Corp	1,364
26,701		UMB Financial Corp	1,451
85,518	e	Umpqua Holdings Corp	1,387
14,087	e	Union Bankshares Corp	329
38,221	e	United Bankshares, Inc	1,108
31,617	*	United Community Banks, Inc	474
30,361	*	United Community Financial Corp	118
15,445		United Financial Bancorp, Inc	250
12,704		Univest Corp of Pennsylvania	239
1,409,278		US Bancorp	51,551
153,040	e	Valley National Bancorp	1,523
9,171	*,e	VantageSouth Bancshares, Inc	49
29,696		ViewPoint Financial Group	614
20,684	*	Virginia Commerce Bancorp	321
11,958	*	Walker & Dunlop, Inc	190
12,184		Washington Banking Co	171
81,549		Washington Federal, Inc	1,686
10,818		Washington Trust Bancorp, Inc	340
5,568	*	Waterstone Financial, Inc	57
68,818		Webster Financial Corp	1,757
3,681,132		Wells Fargo & Co	152,104
19,012		WesBanco, Inc	565
11,970		West Bancorporation, Inc	165
23,501	e	Westamerica Bancorporation	1,169
56,653	*	Western Alliance Bancorp	1,072
23,121		Westfield Financial, Inc	163
44,266		Wilshire Bancorp, Inc	362
27,726		Wintrust Financial Corp	1,139
5,884		WSFS Financial Corp	355
10,983	*	Yadkin Financial Corp	189
139,772		Zions Bancorporation	3,833
		TOTAL BANKS	493,709

CAPITAL GOODS - 8.4%
525,882		3M Co	62,796
58,296		A.O. Smith Corp	2,635
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,918		Aaon, Inc	$529
29,552		AAR Corp	808
41,768	*	Accuride Corp	215
20,426		Aceto Corp	319
56,076		Actuant Corp (Class A)	2,178
31,651		Acuity Brands, Inc	2,913
78,523	*	Aecom Technology Corp	2,455
28,439	*	Aegion Corp	675
14,335	*	Aerovironment, Inc	331
74,189		AGCO Corp	4,482
52,613		Air Lease Corp	1,455
52,242		Aircastle Ltd	910
5,366		Alamo Group, Inc	262
23,047		Albany International Corp (Class A)	827
24,535		Alliant Techsystems, Inc	2,394
20,492		Altra Holdings, Inc	551
13,776	*	Ameresco, Inc	138
7,032	e	American Railcar Industries, Inc	276
7,536		American Science & Engineering, Inc	454
35,994	*,e	American Superconductor Corp	84
8,518	*	American Woodmark Corp	295
184,200		Ametek, Inc	8,477
7,032		Ampco-Pittsburgh Corp	126
24,223	*	API Technologies Corp	71
25,458		Apogee Enterprises, Inc	756
32,556		Applied Industrial Technologies, Inc	1,677
9,512		Argan, Inc	209
20,986		Armstrong World Industries, Inc	1,153
73,992	*	ArvinMeritor, Inc	582
15,638		Astec Industries, Inc	562
9,679	*	Astronics Corp	481
19,364		AZZ, Inc	811
88,193		Babcock & Wilcox Co	2,974
39,660		Barnes Group, Inc	1,385
75,123	*	BE Aerospace, Inc	5,546
37,178	*	Beacon Roofing Supply, Inc	1,371
35,059	*	Blount International, Inc	425
21,793	*	Bluelinx Holdings, Inc	42
579,048		Boeing Co	68,038
35,197		Brady Corp (Class A)	1,073
36,516		Briggs & Stratton Corp	735
33,815	*	Builders FirstSource, Inc	199
13,167	*	CAI International, Inc	306
274,193	*,e	Capstone Turbine Corp	324
48,667		Carlisle Cos, Inc	3,421
501,161		Caterpillar, Inc	41,782
23,360	*	Chart Industries, Inc	2,874
76,371		Chicago Bridge & Iron Co NV	5,176
12,832		CIRCOR International, Inc	798
37,827		Clarcor, Inc	2,101
6,482		Coleman Cable, Inc	137
65,289	*	Colfax Corp	3,688
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,727	*	Columbus McKinnon Corp	$354
33,040		Comfort Systems USA, Inc	555
18,507	*	Commercial Vehicle Group, Inc	147
36,855		Crane Co	2,273
13,315		Cubic Corp	715
144,344		Cummins, Inc	19,179
35,284		Curtiss-Wright Corp	1,657
456,018		Danaher Corp	31,611
295,621		Deere & Co	24,061
55,173	*	DigitalGlobe, Inc	1,745
112,137		Donaldson Co, Inc	4,276
21,128		Douglas Dynamics, Inc	311
130,396		Dover Corp	11,713
8,048	*	Ducommun, Inc	231
7,198	*	DXP Enterprises, Inc	568
25,816	*	Dycom Industries, Inc	723
11,541		Dynamic Materials Corp	267
360,401		Eaton Corp	24,810
11,908	*	Edgen Group, Inc	90
50,074		EMCOR Group, Inc	1,959
547,808		Emerson Electric Co	35,443
15,305		Encore Wire Corp	604
34,170	*	Energy Recovery, Inc	248
37,162		EnerSys	2,253
12,394	*	Engility Holdings, Inc	393
11,300	*,e	Enphase Energy, Inc	92
15,889	*,e	EnPro Industries, Inc	957
2,980	*,e	Erickson Air-Crane, Inc	47
20,938		ESCO Technologies, Inc	696
23,350	*	Esterline Technologies Corp	1,865
146,394		Exelis, Inc	2,300
227,819		Fastenal Co	11,448
50,117	*	Federal Signal Corp	645
37,173	*	Flow International Corp	148
108,780		Flowserve Corp	6,787
123,894		Fluor Corp	8,791
126,637		Fortune Brands Home & Security, Inc	5,272
36,490		Franklin Electric Co, Inc	1,438
10,761		Freightcar America, Inc	223
126,167	*,e	FuelCell Energy, Inc	163
25,764	*	Furmanite Corp	255
35,871		GATX Corp	1,705
46,010	*,e	GenCorp, Inc	738
39,263		Generac Holdings, Inc	1,674
37,226		General Cable Corp	1,182
227,054		General Dynamics Corp	19,872
7,879,807		General Electric Co	188,249
22,869	*	Gibraltar Industries, Inc	326
6,109	*	Global Brass & Copper Holdings, Inc	107
12,250		Global Power Equipment Group, Inc	246
12,953		Gorman-Rupp Co	520
46,150		Graco, Inc	3,418
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
84,833	*,e	GrafTech International Ltd	$717
9,470		Graham Corp	342
29,395		Granite Construction, Inc	899
44,924		Great Lakes Dredge & Dock Corp	333
18,407	*	Greenbrier Cos, Inc	455
34,315		Griffon Corp	430
21,180		H&E Equipment Services, Inc	563
8,389		Hardinge, Inc	130
61,544		Harsco Corp	1,532
46,800	*	HD Supply Holdings, Inc	1,028
39,839		Heico Corp	2,699
75,795	*	Hexcel Corp	2,941
599,534		Honeywell International, Inc	49,785
12,024		Houston Wire & Cable Co	162
45,393		Hubbell, Inc (Class B)	4,754
37,789		Huntington Ingalls	2,547
4,796		Hurco Cos, Inc	124
8,424		Hyster-Yale Materials Handling, Inc	755
62,789		IDEX Corp	4,097
39,772	*	II-VI, Inc	748
287,210		Illinois Tool Works, Inc	21,905
228,973		Ingersoll-Rand plc	14,869
9,867		Innovative Solutions & Support, Inc	79
13,472		Insteel Industries, Inc	217
68,395		ITT Corp	2,459
98,921	*	Jacobs Engineering Group, Inc	5,755
21,706		John Bean Technologies Corp	540
80,876	e	Joy Global, Inc	4,128
9,545		Kadant, Inc	321
21,747		Kaman Corp	823
25,042		Kaydon Corp	889
112,424		KBR, Inc	3,669
59,735		Kennametal, Inc	2,724
24,548	*,e	KEYW Holding Corp	330
40,842	*	Kratos Defense & Security Solutions, Inc	338
68,488		L-3 Communications Holdings, Inc	6,472
13,874	*	Layne Christensen Co	277
7,262		LB Foster Co (Class A)	332
38,323		Lennox International, Inc	2,884
63,965		Lincoln Electric Holdings, Inc	4,261
10,010	e	Lindsay Manufacturing Co	817
6,398	*	LMI Aerospace, Inc	85
198,404		Lockheed Martin Corp	25,306
12,960		LSI Industries, Inc	109
12,907	*	Lydall, Inc	222
8,938	*	Manitex International, Inc	98
105,471		Manitowoc Co, Inc	2,065
272,388		Masco Corp	5,796
48,078	*	Mastec, Inc	1,457
7,039		Michael Baker Corp	285
14,270	*	Middleby Corp	2,981
7,280		Miller Industries, Inc	124
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
34,691	*	Moog, Inc (Class A)	$2,035
64,544	*	MRC Global, Inc	1,730
36,007		MSC Industrial Direct Co (Class A)	2,929
21,318		Mueller Industries, Inc	1,187
118,277		Mueller Water Products, Inc (Class A)	945
14,064	*	MYR Group, Inc	342
3,938	e	National Presto Industries, Inc	277
44,159	*,e	Navistar International Corp	1,611
19,754	*	NCI Building Systems, Inc	252
12,459		NN, Inc	194
48,825		Nordson Corp	3,595
6,303	*	Nortek, Inc	433
178,839		Northrop Grumman Corp	17,036
8,845	*	Northwest Pipe Co	291
44,747	*	Orbital Sciences Corp	948
19,593	*	Orion Marine Group, Inc	204
66,818	*	Oshkosh Truck Corp	3,273
90,499	*	Owens Corning, Inc	3,437
269,012		Paccar, Inc	14,973
84,544		Pall Corp	6,513
113,712		Parker Hannifin Corp	12,363
4,350	*	Patrick Industries, Inc	131
155,297		Pentair Ltd	10,085
28,503	*	Perini Corp	608
24,429	*	Pgt, Inc	242
16,392		Pike Electric Corp	186
12,258	*	Ply Gem Holdings, Inc	171
13,529	*	PMFG, Inc	100
35,438	*,e	Polypore International, Inc	1,452
7,077	*	Powell Industries, Inc	434
1,587	*	Power Solutions International, Inc	94
14,420	*	PowerSecure International, Inc	231
111,354		Precision Castparts Corp	25,304
1,801		Preformed Line Products Co	130
26,671		Primoris Services Corp	679
12,975	*,e	Proto Labs, Inc	991
28,579		Quanex Building Products Corp	538
159,563	*	Quanta Services, Inc	4,390
27,582		Raven Industries, Inc	902
247,037		Raytheon Co	19,039
18,319	*	RBC Bearings, Inc	1,207
34,163		Regal-Beloit Corp	2,321
22,554	*,e	Revolution Lighting Technologies, Inc	58
21,768	*	Rexnord Corp	453
106,338		Rockwell Automation, Inc	11,372
103,027		Rockwell Collins, Inc	6,991
74,901		Roper Industries, Inc	9,952
26,334	*	Rush Enterprises, Inc (Class A)	698
31,268		Simpson Manufacturing Co, Inc	1,018
44,614		Snap-On, Inc	4,439
16,397	*,e	SolarCity Corp	567
7,959	*	Sparton Corp	203
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
90,789	*	Spirit Aerosystems Holdings, Inc (Class A)	$2,201
35,604		SPX Corp	3,014
9,752		Standex International Corp	579
123,315		Stanley Works	11,169
12,518	*	Sterling Construction Co, Inc	116
16,194		Sun Hydraulics Corp	587
24,244	e	TAL International Group, Inc	1,133
44,785	*	Taser International, Inc	668
13,992	*	Tecumseh Products Co (Class A)	125
28,168	*	Teledyne Technologies, Inc	2,392
14,645		Tennant Co	908
87,291	*	Terex Corp	2,933
15,040	e	Textainer Group Holdings Ltd	570
211,415		Textron, Inc	5,837
4,600	*,e	The ExOne Company	196
20,645	*	Thermon Group Holdings	477
65,723		Timken Co	3,970
41,571	e	Titan International, Inc	609
11,613	*,e	Titan Machinery, Inc	187
44,775		Toro Co	2,433
40,794		TransDigm Group, Inc	5,658
13,203	*	Trex Co, Inc	654
30,333	*	Trimas Corp	1,131
60,186		Trinity Industries, Inc	2,729
39,203		Triumph Group, Inc	2,753
6,504	e	Twin Disc, Inc	170
71,568	*,e	United Rentals, Inc	4,172
700,458		United Technologies Corp	75,523
14,766		Universal Forest Products, Inc	622
57,668		URS Corp	3,100
58,065	*,e	USG Corp	1,659
20,359		Valmont Industries, Inc	2,828
12,845	*	Vicor Corp	105
44,811		W.W. Grainger, Inc	11,727
52,045	*	Wabash National Corp	607
44,618	*	WABCO Holdings, Inc	3,759
19,517		Watsco, Inc	1,840
21,144		Watts Water Technologies, Inc (Class A)	1,192
33,347	*,e	WESCO International, Inc	2,552
73,575		Westinghouse Air Brake Technologies Corp	4,626
52,887		Woodward Governor Co	2,159
8,335	*	Xerium Technologies, Inc	97
140,768		Xylem, Inc	3,932
		TOTAL CAPITAL GOODS	1,211,543

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
41,289		ABM Industries, Inc	1,099
37,820		Acacia Research (Acacia Technologies)	872
87,875	*	ACCO Brands Corp	584
12,255	e	Acorn Energy, Inc	72
16,355		Administaff, Inc	615
166,278		ADT Corp	6,761
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
27,004	*	Advisory Board Co	$1,606
14,202		American Ecology Corp	428
26,021	*	ARC Document Solutions, Inc	119
6,166		Barrett Business Services, Inc	415
35,828		Brink’s Co	1,014
29,675	*	Casella Waste Systems, Inc (Class A)	171
35,493	*	CBIZ, Inc	264
10,344		CDI Corp	158
10,136	e	Ceco Environmental Corp	143
38,005	*,e	Cenveo, Inc	112
78,313		Cintas Corp	4,010
45,168	*	Clean Harbors, Inc	2,650
7,717	*	Consolidated Graphics, Inc	433
85,446	*,e	Coolbrands International, Inc	52
84,979	*	Copart, Inc	2,702
25,057		Corporate Executive Board Co	1,820
87,736		Corrections Corp of America	3,031
7,698	*	Costa, Inc	146
8,633		Courier Corp	137
80,750	e	Covanta Holding Corp	1,726
8,400	*	CRA International, Inc	156
37,676		Deluxe Corp	1,570
30,470	e	Dun & Bradstreet Corp	3,164
20,747	*	EnerNOC, Inc	311
20,052		Ennis, Inc	362
93,256		Equifax, Inc	5,581
11,236		Exponent, Inc	807
9,375	*	Franklin Covey Co	168
32,036	*	FTI Consulting, Inc	1,211
15,088		G & K Services, Inc (Class A)	911
54,016		Geo Group, Inc	1,796
12,104	*	GP Strategies Corp	317
51,852	e	Healthcare Services Group	1,336
14,300		Heidrick & Struggles International, Inc	273
5,613	*	Heritage-Crystal Clean, Inc	101
43,782		Herman Miller, Inc	1,278
33,809		HNI Corp	1,223
17,734	*	Huron Consulting Group, Inc	933
14,961	*	ICF International, Inc	530
114,792	*	ICO Global Communications Holdings Ltd	223
50,033	*	IHS, Inc (Class A)	5,713
33,730	*,e	Innerworkings, Inc	331
44,922		Interface, Inc	891
6,998		Intersections, Inc	61
129,308		Iron Mountain, Inc	3,494
56,401		KAR Auction Services, Inc	1,591
20,372		Kelly Services, Inc (Class A)	397
21,985		Kforce, Inc	389
25,171		Kimball International, Inc (Class B)	279
35,963		Knoll, Inc	609
34,304	*	Korn/Ferry International	734
58,657		Manpower, Inc	4,267
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
19,108		McGrath RentCorp	$682
21,996		Mine Safety Appliances Co	1,135
13,300	*	Mistras Group, Inc	226
28,189	*	Mobile Mini, Inc	960
8,734		Multi-Color Corp	296
4,810	*	National Technical Systems, Inc	110
40,393	*	Navigant Consulting, Inc	625
165,909		Nielsen Holdings NV	6,047
4,943		NL Industries, Inc	56
50,328	*,e	Odyssey Marine Exploration, Inc	152
34,971	*	On Assignment, Inc	1,154
17,073	*	Performant Financial Corp	186
152,067	e	Pitney Bowes, Inc	2,766
19,286		Quad	586
137,806	e	R.R. Donnelley & Sons Co	2,177
208,622		Republic Services, Inc	6,960
32,857		Resources Connection, Inc	446
105,944		Robert Half International, Inc	4,135
48,594		Rollins, Inc	1,288
24,429	*	RPX Corp	428
10,767		Schawk, Inc (Class A)	160
12,140	*	Standard Parking Corp	326
64,080		Steelcase, Inc (Class A)	1,065
65,639	*	Stericycle, Inc	7,575
15,368	*	Team, Inc	611
47,935	*	Tetra Tech, Inc	1,241
9,816		TMS International Corp	171
49,471		Towers Watson & Co	5,291
13,579	*	TRC Cos, Inc	101
30,958	*	TrueBlue, Inc	743
11,503		Unifirst Corp	1,201
31,063		United Stationers, Inc	1,351
115,025	*	Verisk Analytics, Inc	7,472
15,178		Viad Corp	379
2,793		VSE Corp	131
18,889	*	WageWorks, Inc	953
93,921		Waste Connections, Inc	4,265
355,233		Waste Management, Inc	14,650
16,168		West Corp	358
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	150,606

CONSUMER DURABLES & APPAREL - 1.6%
40,872	*,e	American Apparel, Inc	53
9,523		Arctic Cat, Inc	543
8,829		Bassett Furniture Industries, Inc	143
21,459	*,e	Beazer Homes USA, Inc	386
7,843	e	Blyth, Inc	109
68,196		Brunswick Corp	2,722
51,179	e	Callaway Golf Co	364
45,108		Carter’s, Inc	3,423
5,387	*	Cavco Industries, Inc	307
23,174	*,e	Clarus Corp	282
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
215,481		Coach, Inc	$11,750
9,339	e	Columbia Sportswear Co	563
68,785	*	CROCS, Inc	936
5,480		CSS Industries, Inc	132
6,895		Culp, Inc	129
27,341	*,e	Deckers Outdoor Corp	1,802
219,402		DR Horton, Inc	4,263
18,783	e	Ethan Allen Interiors, Inc	524
7,662	*	EveryWare Global, Inc	87
91,288	*	Fifth & Pacific Cos, Inc	2,294
3,461		Flexsteel Industries, Inc	86
39,080	*	Fossil Group, Inc	4,543
93,303	*,e	Garmin Ltd	4,216
13,268	*	G-III Apparel Group Ltd	724
74,818		Hanesbrands, Inc	4,662
51,667		Harman International Industries, Inc	3,422
87,267	e	Hasbro, Inc	4,114
23,782	*	Helen of Troy Ltd	1,051
7,853		Hooker Furniture Corp	117
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	487
45,356	*	Iconix Brand Group, Inc	1,507
21,039	*	iRobot Corp	793
20,248	e	Jakks Pacific, Inc	91
96,831	*	Jarden Corp	4,687
3,583	*	Johnson Outdoors, Inc	96
63,176		Jones Apparel Group, Inc	948
63,287	e	KB Home	1,140
39,237		La-Z-Boy, Inc	891
41,279	*,e	Leapfrog Enterprises, Inc	389
108,175		Leggett & Platt, Inc	3,262
126,090	e	Lennar Corp (Class A)	4,464
16,013	*	Libbey, Inc	381
7,210		Lifetime Brands, Inc	110
16,714	*	M/I Homes, Inc	345
17,427	*	Maidenform Brands, Inc	409
8,407		Marine Products Corp	76
262,003		Mattel, Inc	10,967
29,150		MDC Holdings, Inc	875
26,174	*	Meritage Homes Corp	1,124
155,520	*	Michael Kors Holdings Ltd	11,589
47,085	*	Mohawk Industries, Inc	6,133
12,667		Movado Group, Inc	554
4,424		Nacco Industries, Inc (Class A)	245
22,756	*	Nautilus, Inc	164
219,526		Newell Rubbermaid, Inc	6,037
540,327		Nike, Inc (Class B)	39,249
3,788	*	NVR, Inc	3,482
10,106		Oxford Industries, Inc	687
8,860		Perry Ellis International, Inc	167
61,650		Phillips-Van Heusen Corp	7,317
48,524		Polaris Industries, Inc	6,268
36,161		Pool Corp	2,030
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
294,920		Pulte Homes, Inc	$4,866
101,655	*	Quiksilver, Inc	715
45,636		Ralph Lauren Corp	7,518
6,477		RG Barry Corp	123
35,106		Ryland Group, Inc	1,423
29,390	*	Skechers U.S.A., Inc (Class A)	914
12,508	*	Skullcandy, Inc	77
48,359	*,e	Smith & Wesson Holding Corp	532
112,658	*	Standard-Pacific Corp	891
30,111	*	Steven Madden Ltd	1,621
14,503	e	Sturm Ruger & Co, Inc	908
24,241	*	Taylor Morrison Home Corp	549
47,528	*	Tempur-Pedic International, Inc	2,089
129,618	*	Toll Brothers, Inc	4,204
12,000	*	TRI Pointe Homes, Inc	176
36,378	*	Tumi Holdings, Inc	733
40,284		Tupperware Corp	3,479
63,714	*,e	Under Armour, Inc (Class A)	5,062
10,905	*	Unifi, Inc	255
11,370	*	Universal Electronics, Inc	410
15,069	*,e	Vera Bradley, Inc	310
66,594		VF Corp	13,256
5,214		Weyco Group, Inc	148
60,819		Whirlpool Corp	8,906
8,350	*	William Lyon Homes, Inc	170
38,224		Wolverine World Wide, Inc	2,226
28,030	*,e	Zagg, Inc	126
		TOTAL CONSUMER DURABLES & APPAREL	232,398

CONSUMER SERVICES - 2.2%
18,260	*	AFC Enterprises	796
13,862	*	American Public Education, Inc	524
74,107	*,e	Apollo Group, Inc (Class A)	1,542
11,587	*	Ascent Media Corp (Series A)	934
29,370	*,e	Bally Technologies, Inc	2,116
18,782	*	BJ’s Restaurants, Inc	539
42,020	*	Bloomin’ Brands, Inc	992
21,179		Bob Evans Farms, Inc	1,213
42,761	*	Boyd Gaming Corp	605
14,947	*	Bravo Brio Restaurant Group, Inc	226
14,051	*,e	Bridgepoint Education, Inc	254
9,000	*	Bright Horizons Family Solutions	322
53,790		Brinker International, Inc	2,180
14,166	*	Buffalo Wild Wings, Inc	1,576
76,511		Burger King Worldwide, Inc	1,494
27,800	*,e	Caesars Entertainment Corp	548
9,631	*	Capella Education Co	545
46,334	*	Career Education Corp	128
322,000		Carnival Corp	10,510
12,748		Carriage Services, Inc	247
18,871	*	Carrols Restaurant Group, Inc	115
14,608		CBRL Group, Inc	1,508
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,042		CEC Entertainment, Inc	$690
41,224		Cheesecake Factory	1,812
23,515	*	Chipotle Mexican Grill, Inc (Class A)	10,081
21,021	e	Choice Hotels International, Inc	908
10,504		Churchill Downs, Inc	909
12,474	*	Chuy’s Holdings, Inc	448
59,209	*,e	Corinthian Colleges, Inc	130
98,248		Darden Restaurants, Inc	4,548
7,863	*	Del Frisco’s Restaurant Group, Inc	159
75,312	*	Denny’s Corp	461
48,007	e	DeVry, Inc	1,467
12,000	*	Diamond Resorts International, Inc	226
12,442		DineEquity, Inc	859
8,223	*	Diversified Restaurant Holdings, Inc	54
42,657		Domino’s Pizza, Inc	2,899
81,221		Dunkin Brands Group, Inc	3,676
21,777	*,e	Education Management Corp	199
4,221		Einstein Noah Restaurant Group, Inc	73
14,961	*	Fiesta Restaurant Group, Inc	563
34,464	*	Grand Canyon Education, Inc	1,388
208,641		H&R Block, Inc	5,562
41,775		Hillenbrand, Inc	1,143
33,800	*	Hyatt Hotels Corp	1,452
4,863	*	Ignite Restaurant Group, Inc	75
197,900		International Game Technology	3,746
20,955		International Speedway Corp (Class A)	677
33,777		Interval Leisure Group, Inc	798
15,534	*	Isle of Capri Casinos, Inc	117
18,743	*	ITT Educational Services, Inc	581
33,770	*	Jack in the Box, Inc	1,351
12,737	*	Jamba, Inc	170
3,365	*,e	JTH Holding, Inc	64
21,966	*,e	K12, Inc	678
51,222	*	Krispy Kreme Doughnuts, Inc	991
297,183		Las Vegas Sands Corp	19,739
32,744	*	Life Time Fitness, Inc	1,685
46,274	*	LifeLock, Inc	686
17,103		Lincoln Educational Services Corp	79
13,766	*	Luby’s, Inc	99
8,861		Mac-Gray Corp	129
14,891		Marcus Corp	216
177,752		Marriott International, Inc (Class A)	7,476
20,417	*	Marriott Vacations Worldwide Corp	898
23,085		Matthews International Corp (Class A)	879
763,274		McDonald’s Corp	73,435
288,040	*	MGM Mirage	5,888
7,140	*	Monarch Casino & Resort, Inc	136
23,956	*	Morgans Hotel Group Co	184
22,035	*	Multimedia Games, Inc	761
2,018	*	Nathan’s Famous, Inc	107
20,600	*	Norwegian Cruise Line Holdings Ltd	636
71,477	*	Orient-Express Hotels Ltd (Class A)	928
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
21,924	*,e	Outerwall, Inc	$1,096
21,333	*	Panera Bread Co (Class A)	3,382
13,283		Papa John’s International, Inc	928
51,524	*	Penn National Gaming, Inc	2,852
48,180	*	Pinnacle Entertainment, Inc	1,207
10,662	*	Red Robin Gourmet Burgers, Inc	758
37,371		Regis Corp	549
124,741		Royal Caribbean Cruises Ltd	4,775
46,223	*	Ruby Tuesday, Inc	347
26,831		Ruth’s Chris Steak House, Inc	318
42,614	*	Scientific Games Corp (Class A)	689
21,338		SeaWorld Entertainment, Inc	632
161,096		Service Corp International	3,000
44,601	*	SHFL Entertainment, Inc	1,026
53,132		Six Flags Entertainment Corp	1,795
45,772	*	Sonic Corp	812
51,448		Sotheby’s (Class A)	2,528
9,984		Speedway Motorsports, Inc	179
571,201		Starbucks Corp	43,965
147,972		Starwood Hotels & Resorts Worldwide, Inc	9,833
1,149	*	Steak N Shake Co	474
11,970	*	Steiner Leisure Ltd	699
55,317		Stewart Enterprises, Inc (Class A)	727
9,323	e	Strayer Education, Inc	387
48,004		Texas Roadhouse, Inc (Class A)	1,262
16,126		Town Sports International Holdings, Inc	209
15,190		Universal Technical Institute, Inc	184
27,599		Vail Resorts, Inc	1,915
20,124	e	Weight Watchers International, Inc	752
215,839	e	Wendy’s	1,830
41,412	*	WMS Industries, Inc	1,075
103,319		Wyndham Worldwide Corp	6,299
60,884		Wynn Resorts Ltd	9,620
343,971		Yum! Brands, Inc	24,556
		TOTAL CONSUMER SERVICES	322,490

DIVERSIFIED FINANCIALS - 6.4%
40,110	*	Affiliated Managers Group, Inc	7,326
232,535	*	American Capital Ltd	3,197
722,081		American Express Co	54,532
153,226		Ameriprise Financial, Inc	13,956
172,494		Apollo Investment Corp	1,406
205,101		Ares Capital Corp	3,546
9,688		Artisan Partners Asset Management, Inc	507
8,219,119		Bank of America Corp	113,424
885,953		Bank of New York Mellon Corp	26,747
97,553		BGC Partners, Inc (Class A)	551
54,667		BlackRock Kelso Capital Corp	519
100,008		BlackRock, Inc	27,064
16,951		Calamos Asset Management, Inc (Class A)	169
445,625		Capital One Financial Corp	30,632
10,188		Capital Southwest Corp	348
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
22,738		Cash America International, Inc	$1,030
66,839		CBOE Holdings, Inc	3,023
836,494		Charles Schwab Corp	17,683
2,320,017		Citigroup, Inc	112,544
242,177		CME Group, Inc	17,892
14,207	e	Cohen & Steers, Inc	502
10,988	*	Consumer Portfolio Services, Inc	65
75,792	*	Cowen Group, Inc	261
5,419	*	Credit Acceptance Corp	600
7,179		Deerfield Capital Corp	57
1,990		Diamond Hill Investment Group, Inc	213
373,783		Discover Financial Services	18,891
30,717	*	Dollar Financial Corp	338
216,676	*	E*Trade Financial Corp	3,575
91,544		Eaton Vance Corp	3,555
18,317	*,e	Encore Capital Group, Inc	840
23,860		Evercore Partners, Inc (Class A)	1,175
38,445	*	Ezcorp, Inc (Class A)	649
9,821	*	FBR & Co	263
69,691	e	Federated Investors, Inc (Class B)	1,893
10,455		Fidus Investment Corp	203
91,657	*	Fifth Street Finance Corp	943
37,325		Financial Engines, Inc	2,219
23,334	*	First Cash Financial Services, Inc	1,352
58,259	*,e	First Marblehead Corp	48
6,203	*	Firsthand Technology Value Fund, Inc	152
312,366		Franklin Resources, Inc	15,790
9,042	e	Friedman Billings Ramsey Group, Inc (Class A)	215
27,923	e	FXCM, Inc	551
7,000		Gain Capital Holdings, Inc	88
6,584		GAMCO Investors, Inc (Class A)	500
4,491	e	Garrison Capital, Inc	66
54,396		GFI Group, Inc	215
15,081		Gladstone Capital Corp	132
15,921		Gladstone Investment Corp	112
350,009		Goldman Sachs Group, Inc	55,375
26,497	e	Golub Capital BDC, Inc	459
19,596	*	Green Dot Corp	516
22,433		Greenhill & Co, Inc	1,119
14,431	*,e	GSV Capital Corp	214
10,641	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	121
38,185	e	Hercules Technology Growth Capital, Inc	582
25,335		HFF, Inc (Class A)	635
4,930	e	Horizon Technology Finance Corp	66
13,614	*	Imperial Holdings, Inc	86
57,175		ING US, Inc	1,670
35,381		Interactive Brokers Group, Inc (Class A)	664
55,972	*,e	IntercontinentalExchange, Inc	10,154
12,794	*	International Assets Holding Corp	262
32,107	*	Internet Capital Group, Inc	456
337,832		Invesco Ltd	10,777
33,515	*	Investment Technology Group, Inc	527
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
37,500	e	iShares Russell 2000 Index Fund	$3,998
124,420	e	Janus Capital Group, Inc	1,059
11,011		JMP Group, Inc	68
2,881,900		JPMorgan Chase & Co	148,965
20,819	e	KCAP Financial, Inc	187
54,281	*	KCG Holdings, Inc	471
73,441	*	Ladenburg Thalmann Financial Services, Inc	133
97,716		Lazard Ltd (Class A)	3,520
84,309	e	Legg Mason, Inc	2,819
225,092		Leucadia National Corp	6,131
42,965		LPL Financial Holdings, Inc	1,646
26,628		Main Street Capital Corp	797
10,552		Manning & Napier, Inc	176
27,836		MarketAxess Holdings, Inc	1,671
6,533		Marlin Business Services Corp	163
53,786		MCG Capital Corp	271
14,534		Medallion Financial Corp	216
21,871		Medley Capital Corp	302
148,210		Moody’s Corp	10,424
1,161,824		Morgan Stanley	31,311
91,923	*	MSCI, Inc (Class A)	3,701
17,411		MVC Capital, Inc	227
84,624		NASDAQ Stock Market, Inc	2,716
17,569		Nelnet, Inc (Class A)	675
21,167		New Mountain Finance Corp	305
21,889	*	NewStar Financial, Inc	400
12,077		NGP Capital Resources Co	90
7,402		Nicholas Financial, Inc	121
181,980		Northern Trust Corp	9,898
184,724		NYSE Euronext	7,755
7,363		Oppenheimer Holdings, Inc	131
7,560		PennantPark Floating Rate Capital Ltd	104
49,497		PennantPark Investment Corp	557
41,814	*,e	PHH Corp	993
17,372	*	Pico Holdings, Inc	376
13,978	*	Piper Jaffray Cos	479
39,048	*	Portfolio Recovery Associates, Inc	2,340
184,880	e	Prospect Capital Corp	2,067
9,591		Pzena Investment Management, Inc (Class A)	65
92,808		Raymond James Financial, Inc	3,867
4,005	*	Regional Management Corp	127
9,098		Resource America, Inc (Class A)	73
19,711	*	Safeguard Scientifics, Inc	309
109,665		SEI Investments Co	3,390
337,831		SLM Corp	8,412
34,070		Solar Capital Ltd	755
8,927		Solar Senior Capital Ltd	161
222,000		SPDR Trust Series 1	37,318
348,165		State Street Corp	22,892
8,917	e	Stellus Capital Investment Corp	134
48,147	*	Stifel Financial Corp	1,985
26,347	*	SWS Group, Inc	147
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
197,360		T Rowe Price Group, Inc	$14,196
19,893	e	TCP Capital Corp	323
177,302		TD Ameritrade Holding Corp	4,642
19,867		THL Credit, Inc	310
39,767	e	TICC Capital Corp	388
20,596	e	Triangle Capital Corp	605
4,394	*	Virtus Investment Partners, Inc	715
65,189		Waddell & Reed Financial, Inc (Class A)	3,356
30,353	*	Walter Investment Management Corp	1,200
5,409		Westwood Holdings Group, Inc	260
5,336	e	WhiteHorse Finance, Inc	81
76,546	*	WisdomTree Investments, Inc	889
7,647	*,e	World Acceptance Corp	688
		TOTAL DIVERSIFIED FINANCIALS	929,793

ENERGY - 9.4%
70,225	*,e	Abraxas Petroleum Corp	180
1,730		Adams Resources & Energy, Inc	96
17,965	e	Alon USA Energy, Inc	183
172,068	*	Alpha Natural Resources, Inc	1,026
13,406	*,e	Amyris Biotechnologies, Inc	31
381,530		Anadarko Petroleum Corp	35,478
297,915		Apache Corp	25,364
6,580	*,e	APCO Argentina, Inc	94
25,857	*,e	Approach Resources, Inc	680
170,075	e	Arch Coal, Inc	699
13,800	*	Athlon Energy, Inc	451
42,145	*	Atwood Oceanics, Inc	2,320
335,787		Baker Hughes, Inc	16,487
23,122	*	Basic Energy Services, Inc	292
39,652		Berry Petroleum Co (Class A)	1,710
36,863	*,e	Bill Barrett Corp	926
6,457		Bolt Technology Corp	117
23,393	*	Bonanza Creek Energy, Inc	1,129
90,573	*,e	BPZ Energy, Inc	177
26,321		Bristow Group, Inc	1,915
34,152	*,e	C&J Energy Services, Inc	686
320,466		Cabot Oil & Gas Corp	11,960
79,978	*,e	Cal Dive International, Inc	164
47,807	*	Callon Petroleum Co	261
188,599	*	Cameron International Corp	11,009
15,028	e	CARBO Ceramics, Inc	1,489
33,045	*	Carrizo Oil & Gas, Inc	1,233
185,199	*	Cheniere Energy, Inc	6,323
440,764	e	Chesapeake Energy Corp	11,407
1,477,280		Chevron Corp	179,489
66,090		Cimarex Energy Co	6,371
4,602	*	Clayton Williams Energy, Inc	241
50,466	*,e	Clean Energy Fuels Corp	645
46,507	*	Cloud Peak Energy, Inc	682
208,263	*	Cobalt International Energy, Inc	5,177
36,545		Comstock Resources, Inc	581
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
79,401	*	Concho Resources, Inc	$8,640
931,477		ConocoPhillips	64,747
173,265		Consol Energy, Inc	5,830
9,289		Contango Oil & Gas Co	341
32,408	*,e	Continental Resources, Inc	3,476
15,591	*	Crimson Exploration, Inc	47
36,397		Crosstex Energy, Inc	760
13,949	e	CVR Energy, Inc	537
6,271	*	Dawson Geophysical Co	204
28,844		Delek US Holdings, Inc	608
283,577	*	Denbury Resources, Inc	5,221
309,448	*	Devon Energy Corp	17,874
52,396	e	Diamond Offshore Drilling, Inc	3,265
13,900	*	Diamondback Energy, Inc	593
57,836	*	Dresser-Rand Group, Inc	3,609
30,642	*	Dril-Quip, Inc	3,516
27,833	*	Emerald Oil, Inc	200
39,982	*,e	Endeavour International Corp	214
55,035		Energen Corp	4,204
60,585		Energy XXI Bermuda Ltd	1,830
207,235		EOG Resources, Inc	35,081
21,960	*	EPL Oil & Gas, Inc	815
27,387		Equal Energy Ltd	129
114,287		Equitable Resources, Inc	10,140
16,143	*	Era Group, Inc	439
11,704	*	Evolution Petroleum Corp	132
104,447	e	EXCO Resources, Inc	704
46,375	*	Exterran Holdings, Inc	1,279
3,387,888	d	Exxon Mobil Corp	291,494
181,000	*	FMC Technologies, Inc	10,031
91,201	*,e	Forest Oil Corp	556
29,897	*	Forum Energy Technologies, Inc	808
26,300	*	Frank’s International NV	787
39,564	*,e	Frontline Ltd	105
36,931	*,e	FX Energy, Inc	127
17,507		GasLog Ltd	261
54,404	*	Gastar Exploration Ltd	215
9,836	*	Geospace Technologies Corp	829
20,626	*	Global Geophysical Services, Inc	56
34,474	e	Golar LNG Ltd	1,299
20,317	*,e	Goodrich Petroleum Corp	493
20,962		Green Plains Renewable Energy, Inc	336
11,124		Gulf Island Fabrication, Inc	273
20,444		Gulfmark Offshore, Inc	1,040
58,937	*	Gulfport Energy Corp	3,792
158,159	*,e	Halcon Resources Corp	701
3,710		Hallador Petroleum Co	27
710,004		Halliburton Co	34,187
81,306	*	Helix Energy Solutions Group, Inc	2,063
72,674		Helmerich & Payne, Inc	5,011
121,560	*	Hercules Offshore, Inc	896
233,636		Hess Corp	18,069
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
156,766		Holly Corp	$6,601
27,723	*	Hornbeck Offshore Services, Inc	1,592
100,154	*	ION Geophysical Corp	521
823	*,e	Isramco, Inc	102
118,324	*	Key Energy Services, Inc	863
503,414		Kinder Morgan, Inc	17,906
33,098	*,e	KiOR, Inc (Class A)	93
18,775		Knightsbridge Tankers Ltd	191
211,347	*	Kodiak Oil & Gas Corp	2,549
73,463	*	Kosmos Energy LLC	755
22,491	*,e	L&L Energy, Inc	29
29,748	*	Laredo Petroleum Holdings, Inc	883
155,609	*,e	Magnum Hunter Resources Corp	960
538,929		Marathon Oil Corp	18,798
248,369		Marathon Petroleum Corp	15,975
37,770	*	Matador Resources Co	617
23,922	*	Matrix Service Co	469
188,124	*	McDermott International, Inc	1,398
25,277	*,e	Midstates Petroleum Co, Inc	130
52,419	*,e	Miller Petroleum, Inc	381
9,855	*	Mitcham Industries, Inc	151
145,088		Murphy Oil Corp	8,752
223,659		Nabors Industries Ltd	3,592
325,537		National Oilwell Varco, Inc	25,428
9,713	*	Natural Gas Services Group, Inc	260
103,184	*	Newfield Exploration Co	2,824
69,133	*	Newpark Resources, Inc	875
272,567		Noble Energy, Inc	18,265
48,702	e	Nordic American Tanker Shipping	401
48,403	*,e	Northern Oil And Gas, Inc	698
101,502	*,e	Nuverra Environmental Solutions, Inc	232
71,421	*	Oasis Petroleum, Inc	3,509
613,884		Occidental Petroleum Corp	57,423
82,172		Oceaneering International, Inc	6,676
42,049	*	Oil States International, Inc	4,350
5,367		Panhandle Oil and Gas, Inc (Class A)	152
96,030	*	Parker Drilling Co	547
113,291		Patterson-UTI Energy, Inc	2,422
18,000	e	PBF Energy, Inc	404
22,888	*	PDC Energy, Inc	1,363
207,042		Peabody Energy Corp	3,571
42,828	*	Penn Virginia Corp	285
43,261	*	Petroquest Energy, Inc	173
9,723	*	PHI, Inc	367
472,435		Phillips 66	27,316
42,944	*	Pioneer Energy Services Corp	323
104,062		Pioneer Natural Resources Co	19,647
136,144		Questar Market Resources, Inc	3,770
106,368	*,e	Quicksilver Resources, Inc	210
124,202		Range Resources Corp	9,426
21,954	*	Renewable Energy Group, Inc	333
51,813	*	Resolute Energy Corp	433
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
36,039	*	Rex Energy Corp	$804
5,384	*	Rex Stores Corp	165
9,601	*	RigNet, Inc	348
45,950	*	Rosetta Resources, Inc	2,502
93,726	*	Rowan Cos plc	3,442
49,925	e	RPC, Inc	772
21,411	*,e	Sanchez Energy Corp	565
394,218	*,e	SandRidge Energy, Inc	2,310
1,013,208		Schlumberger Ltd	89,527
122,702		Scorpio Tankers, Inc	1,198
16,143	e	SEACOR Holdings, Inc	1,460
268,057	e	Seadrill Ltd	12,084
31,863		SemGroup Corp	1,817
40,831	e	Ship Finance International Ltd	623
36,371	*,e	Solazyme, Inc	392
266,793	*	Southwestern Energy Co	9,706
508,692		Spectra Energy Corp	17,413
49,940		St. Mary Land & Exploration Co	3,855
38,145	*	Stone Energy Corp	1,237
120,353	*	Superior Energy Services	3,014
31,648	*,e	Swift Energy Co	361
44,222	*	Synergy Resources Corp	431
24,801		Targa Resources Investments, Inc	1,809
27,666		Teekay Corp	1,183
48,134	e	Teekay Tankers Ltd (Class A)	126
23,351	*	Tesco Corp	387
105,150		Tesoro Corp	4,624
61,337	*	Tetra Technologies, Inc	769
11,511		TGC Industries, Inc	91
38,244		Tidewater, Inc	2,267
39,122	*	Triangle Petroleum Corp	384
117,937	*,e	Ultra Petroleum Corp	2,426
36,980	*	Unit Corp	1,719
76,523	*,e	Uranium Energy Corp	172
94,356	*,e	Ur-Energy, Inc	109
48,465	*	Vaalco Energy, Inc	270
417,710		Valero Energy Corp	14,265
169,150	*,e	Vantage Drilling Co	293
26,733	e	W&T Offshore, Inc	474
67,894	*	Warren Resources, Inc	199
41,371	e	Western Refining, Inc	1,243
7,723	*	Westmoreland Coal Co	102
89,390	*	Whiting Petroleum Corp	5,350
33,654	*	Willbros Group, Inc	309
519,114		Williams Cos, Inc	18,875
55,107		World Fuel Services Corp	2,056
151,612	*	WPX Energy, Inc	2,920
19,733	*,e	ZaZa Energy Corp	23
		TOTAL ENERGY	1,366,426

FOOD & STAPLES RETAILING - 2.0%
14,244		Andersons, Inc	996
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
837		Arden Group, Inc (Class A)	$109
29,135		Casey’s General Stores, Inc	2,141
10,274	*	Chefs’ Warehouse Holdings, Inc	237
331,985		Costco Wholesale Corp	38,218
931,842		CVS Corp	52,882
11,866	*,e	Fairway Group Holdings Corp	303
31,233	*	Fresh Market, Inc	1,478
35,637		Harris Teeter Supermarkets, Inc	1,753
8,163		Ingles Markets, Inc (Class A)	235
395,771		Kroger Co	15,965
9,522		Nash Finch Co	251
6,410	*,e	Natural Grocers by Vitamin C	255
16,292	*	Pantry, Inc	181
14,319	e	Pricesmart, Inc	1,364
553,974	*	Rite Aid Corp	2,637
19,881		Roundy’s, Inc	171
183,872	e	Safeway, Inc	5,882
16,968		Spartan Stores, Inc	374
15,500	*	Sprouts Farmers Market, Inc	688
154,781	*,e	Supervalu, Inc	1,274
13,980	*,e	Susser Holdings Corp	743
452,125		Sysco Corp	14,391
36,743	*	United Natural Foods, Inc	2,470
4,843		Village Super Market (Class A)	184
721,223		Walgreen Co	38,802
1,226,426		Wal-Mart Stores, Inc	90,707
8,834		Weis Markets, Inc	432
281,886		Whole Foods Market, Inc	16,490
		TOTAL FOOD & STAPLES RETAILING	291,613

FOOD, BEVERAGE & TOBACCO - 4.7%
2,319		Alico, Inc	95
68,179	*	Alliance One International, Inc	198
1,530,448		Altria Group, Inc	52,571
10,027	*,e	Annie’s, Inc	492
503,756		Archer Daniels Midland Co	18,558
40,577		B&G Foods, Inc (Class A)	1,402
122,773		Beam, Inc	7,937
6,146	*,e	Boston Beer Co, Inc (Class A)	1,501
44,670	*	Boulder Brands, Inc	717
114,934		Brown-Forman Corp (Class B)	7,830
111,586		Bunge Ltd	8,470
9,305		Calavo Growers, Inc	281
10,929		Cal-Maine Foods, Inc	526
133,322		Campbell Soup Co	5,428
35,476	*	Chiquita Brands International, Inc	449
3,512		Coca-Cola Bottling Co Consolidated	220
2,914,270		Coca-Cola Co	110,393
208,425		Coca-Cola Enterprises, Inc	8,381
321,141		ConAgra Foods, Inc	9,743
117,161	*	Constellation Brands, Inc (Class A)	6,725
7,653	*	Craft Brewers Alliance, Inc	103
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
88,594	*	Darling International, Inc	$1,875
70,011	*	Dean Foods Co	1,351
16,103	*,e	Diamond Foods, Inc	380
35,216	*	Dole Food Co, Inc	480
155,139		Dr Pepper Snapple Group, Inc	6,953
5,320	*	Farmer Bros Co	80
128,238		Flowers Foods, Inc	2,749
27,620		Fresh Del Monte Produce, Inc	820
492,179		General Mills, Inc	23,585
113,862	*,e	Green Mountain Coffee Roasters, Inc	8,577
2,482		Griffin Land & Nurseries, Inc (Class A)	80
29,164	*	Hain Celestial Group, Inc	2,249
114,104		Hershey Co	10,555
93,510		Hillshire Brands Co	2,875
102,534		Hormel Foods Corp	4,319
59,068		Ingredion, Inc	3,909
10,713	*	Inventure Foods, Inc	112
11,326		J&J Snack Foods Corp	914
82,528		J.M. Smucker Co	8,669
5,780		John B. Sanfilippo & Son, Inc	134
197,954		Kellogg Co	11,626
453,881		Kraft Foods Group, Inc	23,802
14,250		Lancaster Colony Corp	1,116
38,935		Lance, Inc	1,123
3,603	e	Lifeway Foods, Inc	49
6,464		Limoneira Co	166
289,311		Lorillard, Inc	12,955
100,712		McCormick & Co, Inc	6,516
153,986		Mead Johnson Nutrition Co	11,435
106,487		Molson Coors Brewing Co (Class B)	5,338
1,359,791		Mondelez International, Inc	42,725
102,054	*	Monster Beverage Corp	5,332
5,604		National Beverage Corp	100
15,084	*	Omega Protein Corp	153
1,177,868		PepsiCo, Inc	93,641
1,245,987		Philip Morris International, Inc	107,890
45,390	*	Pilgrim’s Pride Corp	762
25,540		Pinnacle Foods, Inc	676
24,973	*	Post Holdings, Inc	1,008
239,545		Reynolds American, Inc	11,685
17,484		Sanderson Farms, Inc	1,141
224		Seaboard Corp	616
6,106	*	Seneca Foods Corp	184
14,223	*,e	Synutra International, Inc	75
19,211	e	Tootsie Roll Industries, Inc	592
26,938	*	TreeHouse Foods, Inc	1,800
212,762		Tyson Foods, Inc (Class A)	6,017
17,708	e	Universal Corp	902
44,271	e	Vector Group Ltd	713
105,268	*,e	WhiteWave Foods Co (Class A)	2,102
		TOTAL FOOD, BEVERAGE & TOBACCO	674,926
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
HEALTH CARE EQUIPMENT & SERVICES - 4.4%
15,924		Abaxis, Inc	$670
1,189,265		Abbott Laboratories	39,472
29,721	*,e	Abiomed, Inc	567
26,970	*	Acadia Healthcare Co, Inc	1,063
43,084	*,e	Accretive Health, Inc	393
52,299	*,e	Accuray, Inc	386
4,240	*	Addus HomeCare Corp	123
289,162		Aetna, Inc	18,512
29,433	e	Air Methods Corp	1,254
55,710	*	Align Technology, Inc	2,681
4,207	*	Alliance HealthCare Services, Inc	116
133,589	*	Allscripts Healthcare Solutions, Inc	1,986
7,268		Almost Family, Inc	141
39,818	*	Alphatec Holdings, Inc	78
21,596	*	Amedisys, Inc	372
176,361		AmerisourceBergen Corp	10,776
34,893	*	AMN Healthcare Services, Inc	480
25,648	*	Amsurg Corp	1,018
10,953		Analogic Corp	905
18,523	*	Angiodynamics, Inc	245
8,891	*	Anika Therapeutics, Inc	213
91,526	*,e	Antares Pharma, Inc	372
20,843	*	Arthrocare Corp	742
27,901	*,e	athenahealth, Inc	3,029
15,737	*	AtriCure, Inc	173
1,165		Atrion Corp	301
61,206		Bard (C.R.), Inc	7,051
413,548		Baxter International, Inc	27,166
148,715		Becton Dickinson & Co	14,874
22,666	*,e	Biolase Technology, Inc	43
18,346	*,e	Bio-Reference Labs, Inc	548
44,213	*	BioScrip, Inc	388
1,025,414	*	Boston Scientific Corp	12,038
74,076	*	Brookdale Senior Living, Inc	1,948
27,942		Cantel Medical Corp	890
21,051	*	Capital Senior Living Corp	445
259,817		Cardinal Health, Inc	13,549
15,037	*	Cardiovascular Systems, Inc	302
166,970	*	CareFusion Corp	6,161
156,388	*	Catamaran Corp	7,186
41,366	*	Centene Corp	2,646
225,568	*	Cerner Corp	11,854
49,516	*,e	Cerus Corp	332
14,552	e	Chemed Corp	1,040
8,056	*	Chindex International, Inc	137
217,455		Cigna Corp	16,714
71,850		Community Health Systems, Inc	2,982
9,537		Computer Programs & Systems, Inc	558
22,053		Conmed Corp	750
37,072		Cooper Cos, Inc	4,808
12,032	*	Corvel Corp	445
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
360,206		Covidien plc	$21,951
22,090	*	Cross Country Healthcare, Inc	134
19,963		CryoLife, Inc	140
10,626	*	Cutera, Inc	95
20,834	*	Cyberonics, Inc	1,057
12,860	*	Cynosure, Inc (Class A)	293
139,972	*	DaVita, Inc	7,964
109,051		Dentsply International, Inc	4,734
10,143	*,e	Derma Sciences, Inc	126
53,654	*	DexCom, Inc	1,515
85,882	*	Edwards Lifesciences Corp	5,980
30,361	*	Emeritus Corp	563
47,927	*	Endologix, Inc	773
14,856		Ensign Group, Inc	611
36,800	*	Envision Healthcare Holdings, Inc	958
7,074	*	Exactech, Inc	143
23,160	*	ExamWorks Group, Inc	602
622,770	*	Express Scripts Holding Co	38,475
29,310	*	Five Star Quality Care, Inc	152
22,565	*,e	GenMark Diagnostics, Inc	274
22,160	*	Gentiva Health Services, Inc	267
41,537	*,e	Globus Medical, Inc	725
18,107	*	Greatbatch, Inc	616
11,401	*	Greenway Medical Technologies	235
38,562	*	Haemonetics Corp	1,538
25,502	*	Hanger Orthopedic Group, Inc	861
203,382		HCA Holdings, Inc	8,695
197,006	*	Health Management Associates, Inc (Class A)	2,522
60,101	*	Health Net, Inc	1,905
66,457		Healthsouth Corp	2,291
14,864	*	HealthStream, Inc	563
28,116	*	Healthways, Inc	520
12,504	*,e	HeartWare International, Inc	915
66,261	*	Henry Schein, Inc	6,871
46,960		Hill-Rom Holdings, Inc	1,683
65,676	*	HMS Holdings Corp	1,413
204,404	*	Hologic, Inc	4,221
119,812		Humana, Inc	11,182
9,893	*	ICU Medical, Inc	672
42,203	*,e	Idexx Laboratories, Inc	4,206
39,836	*	Insulet Corp	1,444
16,089	*	Integra LifeSciences Holdings Corp	648
30,588	*	Intuitive Surgical, Inc	11,509
23,110		Invacare Corp	399
62,113	*	Inverness Medical Innovations, Inc	1,899
12,768	*	IPC The Hospitalist Co, Inc	651
38,766		Kindred Healthcare, Inc	521
70,572	*	Laboratory Corp of America Holdings	6,997
8,629		Landauer, Inc	442
11,927	*	LHC Group, Inc	280
36,120	*	LifePoint Hospitals, Inc	1,684
20,796	*	Magellan Health Services, Inc	1,247
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
35,693	*,e	MAKO Surgical Corp	$1,053
38,810		Masimo Corp	1,034
172,760		McKesson Corp	22,165
44,883	*	MedAssets, Inc	1,141
10,881	*	Medical Action Industries, Inc	72
19,951	*	Medidata Solutions, Inc	1,974
776,043		Medtronic, Inc	41,324
43,385	*,e	Merge Healthcare, Inc	113
31,965	e	Meridian Bioscience, Inc	756
32,366	*	Merit Medical Systems, Inc	393
21,513	*	Molina Healthcare, Inc	766
9,533	*	MWI Veterinary Supply, Inc	1,424
8,081		National Healthcare Corp	382
5,598	*	National Research Corp	105
22,829	*	Natus Medical, Inc	324
18,486	*	Neogen Corp	1,122
97,156	*,e	Neoprobe Corp	257
33,067	*	NuVasive, Inc	810
45,234	*	NxStage Medical, Inc	595
79,723		Omnicare, Inc	4,425
25,874	*	Omnicell, Inc	613
36,642	*	OraSure Technologies, Inc	220
14,876	*	Orthofix International NV	310
48,567	e	Owens & Minor, Inc	1,680
66,558		Patterson Cos, Inc	2,676
38,751	*	Pediatrix Medical Group, Inc	3,891
23,814	*	PharMerica Corp	316
9,836	*,e	PhotoMedex, Inc	156
8,598	*	Providence Service Corp	247
29,676		Quality Systems, Inc	645
118,889	e	Quest Diagnostics, Inc	7,346
21,781	*,e	Quidel Corp	619
108,952	e	Resmed, Inc	5,755
7,696	*	Rochester Medical Corp	154
31,391	*,e	Rockwell Medical Technologies, Inc	358
38,631	*	RTI Biologics, Inc	144
36,584		Select Medical Holdings Corp	295
42,129	*	Sirona Dental Systems, Inc	2,820
15,881	*	Skilled Healthcare Group, Inc (Class A)	69
44,003	*	Solta Medical, Inc	92
30,482	*	Spectranetics Corp	511
215,715		St. Jude Medical, Inc	11,571
26,141	*	Staar Surgical Co	354
44,285		STERIS Corp	1,902
252,822		Stryker Corp	17,088
13,627	*	SurModics, Inc	324
32,497	*	Symmetry Medical, Inc	265
52,336	*	Team Health Holdings, Inc	1,986
19,871	*,e	TearLab Corp	220
32,710		Teleflex, Inc	2,691
79,191	*	Tenet Healthcare Corp	3,262
44,951	*	Thoratec Corp	1,676
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
20,149	*	Tornier BV	$389
14,800	*	Triple-S Management Corp (Class B)	272
77,329	*,e	Unilife Corp	257
777,215		UnitedHealth Group, Inc	55,656
28,773		Universal American Corp	219
68,958		Universal Health Services, Inc (Class B)	5,171
8,422		US Physical Therapy, Inc	262
697	*,e	USMD Holdings, Inc	18
2,349		Utah Medical Products, Inc	140
25,857	*	Vanguard Health Systems, Inc	543
82,411	*	Varian Medical Systems, Inc	6,159
12,709	*	Vascular Solutions, Inc	214
66,310	*	VCA Antech, Inc	1,821
15,934	*	Vocera Communications, Inc	296
39,957	*	Volcano Corp	956
34,155	*	WellCare Health Plans, Inc	2,382
228,279		WellPoint, Inc	19,086
52,696		West Pharmaceutical Services, Inc	2,168
33,963	*	Wright Medical Group, Inc	886
12,908	*,e	Zeltiq Aesthetics, Inc	117
127,984		Zimmer Holdings, Inc	10,513
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	645,101

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
331,948		Avon Products, Inc	6,838
39,882	*	Central Garden and Pet Co (Class A)	273
105,132		Church & Dwight Co, Inc	6,313
100,251	e	Clorox Co	8,192
710,731		Colgate-Palmolive Co	42,146
43,500	*	Coty, Inc	705
19,608	*	Elizabeth Arden, Inc	724
47,350		Energizer Holdings, Inc	4,316
176,366		Estee Lauder Cos (Class A)	12,328
15,213		Female Health Co	150
25,252	*	Harbinger Group, Inc	262
66,040	e	Herbalife Ltd	4,608
12,258		Inter Parfums, Inc	368
292,395		Kimberly-Clark Corp	27,549
74,599	*,e	Lifevantage Corp	178
9,661	*	Medifast, Inc	260
5,868		Nature’s Sunshine Products, Inc	112
45,175		Nu Skin Enterprises, Inc (Class A)	4,325
8,067		Nutraceutical International Corp	191
3,981		Oil-Dri Corp of America	134
4,547		Orchids Paper Products Co	126
38,233	*	Prestige Brands Holdings, Inc	1,152
2,088,539		Procter & Gamble Co	157,873
9,587	*	Revlon, Inc (Class A)	266
17,518		Spectrum Brands, Inc	1,153
110,286	*,e	Star Scientific, Inc	211
5,403	*,e	USANA Health Sciences, Inc	469
13,264		WD-40 Co	861
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	282,083
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
INSURANCE - 4.2%
258,666		ACE Ltd	$24,201
354,501		Aflac, Inc	21,975
12,775	*	Alleghany Corp	5,233
25,404		Allied World Assurance Co Holdings Ltd	2,525
356,385		Allstate Corp	18,015
34,048	*	AMBAC Financial Group, Inc	618
48,474	e	American Equity Investment Life Holding Co	1,029
59,156		American Financial Group, Inc	3,198
1,125,829		American International Group, Inc	54,749
5,469		American National Insurance Co	536
7,468	*	American Safety Insurance Holdings Ltd	226
13,065		Amerisafe, Inc	464
23,097	e	Amtrust Financial Services, Inc	902
235,462		Aon plc	17,528
101,165	*	Arch Capital Group Ltd	5,476
20,783		Argo Group International Holdings Ltd	891
96,211		Arthur J. Gallagher & Co	4,200
50,374		Aspen Insurance Holdings Ltd	1,828
59,550		Assurant, Inc	3,222
129,363		Assured Guaranty Ltd	2,426
89,885		Axis Capital Holdings Ltd	3,893
6,904		Baldwin & Lyons, Inc (Class B)	168
1,371,359	*	Berkshire Hathaway, Inc (Class B)	155,663
89,066		Brown & Brown, Inc	2,859
196,459		Chubb Corp	17,536
124,217		Cincinnati Financial Corp	5,858
32,879	*	Citizens, Inc (Class A)	284
19,762		CNA Financial Corp	754
168,806		Conseco, Inc	2,431
19,001		Crawford & Co (Class B)	184
7,812		Donegal Group, Inc (Class A)	109
4,850		Eastern Insurance Holdings, Inc	118
16,828	*	eHealth, Inc	543
4,503		EMC Insurance Group, Inc	136
24,104		Employers Holdings, Inc	717
31,468		Endurance Specialty Holdings Ltd	1,690
7,174	*	Enstar Group Ltd	980
20,774		Erie Indemnity Co (Class A)	1,505
38,034		Everest Re Group Ltd	5,531
9,829		FBL Financial Group, Inc (Class A)	441
173,098		Fidelity National Title Group, Inc (Class A)	4,604
80,939		First American Financial Corp	1,971
4,187	*	Fortegra Financial Corp	36
375,048	*	Genworth Financial, Inc (Class A)	4,797
20,683	*	Greenlight Capital Re Ltd (Class A)	588
7,438	*	Hallmark Financial Services	66
33,724		Hanover Insurance Group, Inc	1,866
345,892		Hartford Financial Services Group, Inc	10,764
77,301		HCC Insurance Holdings, Inc	3,387
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
6,789	e	HCI Group, Inc	$277
2,870	*	Health Insurance Innovations, Inc	34
44,940	*	Hilltop Holdings, Inc	831
29,235		Horace Mann Educators Corp	830
5,951		Independence Holding Co	85
10,249		Infinity Property & Casualty Corp	662
862		Investors Title Co	65
2,854		Kansas City Life Insurance Co	126
37,633		Kemper Corp	1,264
203,899		Lincoln National Corp	8,562
233,503		Loews Corp	10,914
34,934		Maiden Holdings Ltd	413
10,487	*	Markel Corp	5,430
418,052		Marsh & McLennan Cos, Inc	18,206
108,070	*	MBIA, Inc	1,106
42,189		Meadowbrook Insurance Group, Inc	274
20,342		Mercury General Corp	983
680,950		Metlife, Inc	31,971
35,141		Montpelier Re Holdings Ltd	915
7,244		National Interstate Corp	201
1,551		National Western Life Insurance Co (Class A)	313
8,338	*	Navigators Group, Inc	482
195,723		Old Republic International Corp	3,014
17,609		OneBeacon Insurance Group Ltd (Class A)	260
41,191		PartnerRe Ltd	3,771
4,932	*	Phoenix Cos, Inc	191
24,214		Platinum Underwriters Holdings Ltd	1,446
43,301		Primerica, Inc	1,747
223,115		Principal Financial Group	9,554
46,842		ProAssurance Corp	2,111
460,432		Progressive Corp	12,538
61,341		Protective Life Corp	2,610
354,208		Prudential Financial, Inc	27,621
56,415		Reinsurance Group of America, Inc (Class A)	3,779
33,035		RenaissanceRe Holdings Ltd	2,991
16,141		RLI Corp	1,411
10,041		Safety Insurance Group, Inc	532
42,211		Selective Insurance Group, Inc	1,034
35,995		Stancorp Financial Group, Inc	1,980
9,480		State Auto Financial Corp	198
16,046		Stewart Information Services Corp	513
62,336		Symetra Financial Corp	1,111
19,300	*	Third Point Reinsurance Ltd	280
70,622		Torchmark Corp	5,109
42,906		Tower Group International Ltd	300
286,783		Travelers Cos, Inc	24,311
6,929	*	United America Indemnity Ltd	176
16,961		United Fire & Casualty Co	517
22,242		Universal Insurance Holdings, Inc	157
207,543		UnumProvident Corp	6,318
79,239		Validus Holdings Ltd	2,930
84,461		W.R. Berkley Corp	3,620
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
4,646		White Mountains Insurance Group Ltd	$2,637
221,856		XL Capital Ltd	6,838
		TOTAL INSURANCE	614,270

MATERIALS - 3.8%
22,177		A. Schulman, Inc	653
7,771	*	Advanced Emissions Solutions, Inc	332
3,376	*	AEP Industries, Inc	251
158,436		Air Products & Chemicals, Inc	16,885
49,733		Airgas, Inc	5,274
110,458	*,e	AK Steel Holding Corp	414
62,071		Albemarle Corp	3,907
811,261		Alcoa, Inc	6,587
81,466		Allegheny Technologies, Inc	2,486
79,955	*,e	Allied Nevada Gold Corp	334
21,055		AMCOL International Corp	688
3,809	*	American Pacific Corp	209
20,501		American Vanguard Corp	552
50,635		Aptargroup, Inc	3,045
15,246	*	Arabian American Development Co	139
60,168		Ashland, Inc	5,564
75,563		Avery Dennison Corp	3,288
52,910		Axiall Corp	1,999
23,190		Balchem Corp	1,200
113,393		Ball Corp	5,089
78,588		Bemis Co, Inc	3,066
42,124	*	Berry Plastics Group, Inc	841
10,300	*	Boise Cascade Co	278
76,383		Boise, Inc	962
14,781		Brush Engineered Materials, Inc	474
48,545		Cabot Corp	2,073
41,280	*	Calgon Carbon Corp	784
35,267		Carpenter Technology Corp	2,049
11,808	*	Castle (A.M.) & Co	190
123,729		Celanese Corp (Series A)	6,532
39,702	*	Century Aluminum Co	320
45,649		CF Industries Holdings, Inc	9,624
5,158		Chase Corp	152
73,547	*	Chemtura	1,691
16,903	*	Clearwater Paper Corp	807
116,899	e	Cliffs Natural Resources, Inc	2,396
77,643	*	Coeur d’Alene Mines Corp	936
89,141		Commercial Metals Co	1,511
25,270		Compass Minerals International, Inc	1,927
107,626	*	Crown Holdings, Inc	4,550
27,766		Cytec Industries, Inc	2,259
9,014		Deltic Timber Corp	587
25,140		Domtar Corp	1,997
922,958		Dow Chemical Co	35,442
701,854		Du Pont (E.I.) de Nemours & Co	41,101
37,135		Eagle Materials, Inc	2,694
118,069		Eastman Chemical Co	9,198
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
201,062		Ecolab, Inc	$19,857
63,918	*	Ferro Corp	582
35,881	*,e	Flotek Industries, Inc	825
103,495		FMC Corp	7,423
789,871		Freeport-McMoRan Copper & Gold, Inc (Class B)	26,129
14,460		FutureFuel Corp	260
51,402	*,e	General Moly, Inc	85
32,454		Glatfelter	879
47,286		Globe Specialty Metals, Inc	729
24,960	e	Gold Resource Corp	165
165,993	*	Graphic Packaging Holding Co	1,421
24,459		Greif, Inc (Class A)	1,199
6,559	*	GSE Holding, Inc	14
36,975		H.B. Fuller Co	1,671
6,809		Hawkins, Inc	257
9,402		Haynes International, Inc	426
54,162	*	Headwaters, Inc	487
262,218	e	Hecla Mining Co	823
33,599	*	Horsehead Holding Corp	419
145,355		Huntsman Corp	2,996
16,427		Innophos Holdings, Inc	867
18,027		Innospec, Inc	841
62,007		International Flavors & Fragrances, Inc	5,103
338,906		International Paper Co	15,183
40,015	e	Intrepid Potash, Inc	627
14,023		Kaiser Aluminum Corp	999
31,073		Kapstone Paper and Packaging Corp	1,330
4,800		KMG Chemicals, Inc	106
16,539		Koppers Holdings, Inc	705
24,388	*	Kraton Polymers LLC	478
14,288	e	Kronos Worldwide, Inc	221
19,323	*	Landec Corp	236
110,008	*	Louisiana-Pacific Corp	1,935
13,887	*	LSB Industries, Inc	466
309,335		LyondellBasell Industries AF S.C.A	22,653
34,945		Martin Marietta Materials, Inc	3,431
132,836		MeadWestvaco Corp	5,098
60,363	*,e	Midway Gold Corp	58
27,178		Minerals Technologies, Inc	1,342
94,609	*,e	Molycorp, Inc	621
406,763		Monsanto Co	42,454
228,319		Mosaic Co	9,822
23,791		Myers Industries, Inc	478
11,726		Neenah Paper, Inc	461
7,313	e	NewMarket Corp	2,105
376,798		Newmont Mining Corp	10,588
29,589		Noranda Aluminium Holding Corp	73
242,223		Nucor Corp	11,874
61,075		Olin Corp	1,409
8,985		Olympic Steel, Inc	250
23,303	*	OM Group, Inc	787
32,453	*	Omnova Solutions, Inc	277
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
126,112	*	Owens-Illinois, Inc	$3,786
74,848		Packaging Corp of America	4,273
90,889	*,e	Paramount Gold and Silver Corp	117
6,963	*	Penford Corp	100
75,550		PolyOne Corp	2,320
109,484		PPG Industries, Inc	18,290
224,774		Praxair, Inc	27,020
9,804		Quaker Chemical Corp	716
58,316		Reliance Steel & Aluminum Co	4,273
201,095		Rentech, Inc	398
55,110	*,e	Resolute Forest Products	729
55,046		Rock-Tenn Co (Class A)	5,574
59,225		Rockwood Holdings, Inc	3,962
48,654		Royal Gold, Inc	2,367
101,323		RPM International, Inc	3,668
23,200	*	RTI International Metals, Inc	743
19,399		Schnitzer Steel Industries, Inc (Class A)	534
23,952		Schweitzer-Mauduit International, Inc	1,450
32,453		Scotts Miracle-Gro Co (Class A)	1,786
148,606		Sealed Air Corp	4,041
38,347		Sensient Technologies Corp	1,836
67,653		Sherwin-Williams Co	12,325
91,531		Sigma-Aldrich Corp	7,808
33,477		Silgan Holdings, Inc	1,573
76,188		Sonoco Products Co	2,967
119,844		Southern Copper Corp (NY)	3,265
165,973		Steel Dynamics, Inc	2,773
13,671		Stepan Co	789
98,491	*,e	Stillwater Mining Co	1,084
56,972	*	SunCoke Energy, Inc	969
64,203	*	Tahoe Resources, Inc	1,151
10,897	*	Taminco Corp	221
17,215	*,e	Texas Industries, Inc	1,142
19,671		Tredegar Corp	511
4,092	*	UFP Technologies, Inc	93
1,357	*	United States Lime & Minerals, Inc	80
110,404	e	United States Steel Corp	2,273
4,623	*	Universal Stainless & Alloy	150
10,188	*	US Concrete, Inc	204
16,233	e	US Silica Holdings Inc	404
67,788		Valspar Corp	4,300
98,368		Vulcan Materials Co	5,096
47,694	e	Walter Energy, Inc	669
37,679		Wausau Paper Corp	489
15,532		Westlake Chemical Corp	1,626
4,506	*	WHX Corp	108
40,133		Worthington Industries, Inc	1,382
57,560	*	WR Grace & Co	5,031
17,018		Zep, Inc	277
27,143	*,e	Zoltek Cos, Inc	453
		TOTAL MATERIALS	550,058
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
MEDIA - 3.9%
12,963		AH Belo Corp (Class A)	$102
45,765	*	AMC Networks, Inc	3,134
77,760		Belo (A.H.) Corp (Class A)	1,065
153,456		Cablevision Systems Corp (Class A)	2,584
13,386	*	Carmike Cinemas, Inc	296
467,179		CBS Corp (Class B)	25,770
57,454	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	303
50,363	*	Charter Communications, Inc	6,787
87,874		Cinemark Holdings, Inc	2,789
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	230
2,000,707		Comcast Corp (Class A)	90,332
27,056	*,e	Crown Media Holdings, Inc (Class A)	83
55,915	*,e	Cumulus Media, Inc (Class A)	296
772	*,e	Daily Journal Corp	113
12,681	*	Dex Media, Inc	103
20,194	*,e	Digital Generation, Inc	261
399,466	*	DIRECTV	23,868
186,385	*	Discovery Communications, Inc (Class A)	15,735
157,317		DISH Network Corp (Class A)	7,081
54,581	*,e	DreamWorks Animation SKG, Inc (Class A)	1,553
18,269	*	Entercom Communications Corp (Class A)	160
54,182		Entravision Communications Corp (Class A)	320
23,436	*	EW Scripps Co (Class A)	430
173,988		Gannett Co, Inc	4,661
15,102	*	Global Sources Ltd	112
49,249	*	Gray Television, Inc	387
33,505		Harte-Hanks, Inc	296
6,780	*,e	Hemisphere Media Group, Inc	80
327,851		Interpublic Group of Cos, Inc	5,633
34,627		John Wiley & Sons, Inc (Class A)	1,651
42,642	*	Journal Communications, Inc (Class A)	365
59,903	*	Lamar Advertising Co (Class A)	2,817
298,688	*	Liberty Global plc (Class A)	23,701
76,849	*	Liberty Media Corp	11,308
64,240	*,e	Lions Gate Entertainment Corp	2,252
108,249	*	Live Nation, Inc	2,008
9,932		Loral Space & Communications, Inc	673
46,379	*	Madison Square Garden, Inc	2,693
29,313	e	Martha Stewart Living Omnimedia, Inc (Class A)	67
45,516	*,e	McClatchy Co (Class A)	137
209,534		McGraw-Hill Cos, Inc	13,743
19,518		MDC Partners, Inc	546
15,588	*,e	Media General, Inc (Class A)	222
26,535	e	Meredith Corp	1,264
15,752		Morningstar, Inc	1,249
42,789		National CineMedia, Inc	807
98,100	*,e	New York Times Co (Class A)	1,233
377,718	*	News Corp	6,066
21,041		Nexstar Broadcasting Group, Inc (Class A)	936
198,263		Omnicom Group, Inc	12,578
7,422	*,e	ReachLocal, Inc	88
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
12,373	*	Reading International, Inc	$81
60,087	e	Regal Entertainment Group (Class A)	1,140
7,217	*	Rentrak Corp	235
3,654		Saga Communications, Inc	162
2,328		Salem Communications	19
19,984		Scholastic Corp	573
83,466		Scripps Networks Interactive (Class A)	6,520
54,160		Sinclair Broadcast Group, Inc (Class A)	1,815
2,344,228	e	Sirius XM Radio, Inc	9,072
87,187	*	Starz-Liberty Capital	2,453
284,506		Thomson Corp	9,961
222,106		Time Warner Cable, Inc	24,787
710,311		Time Warner, Inc	46,746
1,514,273		Twenty-First Century Fox, Inc	50,728
29,390	e	Valassis Communications, Inc	849
369,021		Viacom, Inc (Class B)	30,843
1,372,218		Walt Disney Co	88,495
3,249		Washington Post Co (Class B)	1,986
21,644	e	World Wrestling Entertainment, Inc (Class A)	220
		TOTAL MEDIA	557,653

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
1,209,262		AbbVie, Inc	54,090
53,518	*,e	Acadia Pharmaceuticals, Inc	1,470
9,332	*,e	Accelerate Diagnostics, Inc	125
15,957	*,e	AcelRx Pharmaceuticals, Inc	172
73,508	*	Achillion Pharmaceuticals, Inc	222
29,951	*	Acorda Therapeutics, Inc	1,027
101,759	*	Actavis, Inc	14,653
21,882	*	Aegerion Pharmaceuticals, Inc	1,876
56,476	*,e	Affymetrix, Inc	350
263,779		Agilent Technologies, Inc	13,519
44,535	*	Akorn, Inc	876
17,375	*	Albany Molecular Research, Inc	224
149,847	*	Alexion Pharmaceuticals, Inc	17,406
13,583	*,e	Alimera Sciences, Inc	51
95,158	*	Alkermes plc	3,199
226,960		Allergan, Inc	20,529
44,275	*	Alnylam Pharmaceuticals, Inc	2,834
16,995	*	AMAG Pharmaceuticals, Inc	365
571,923		Amgen, Inc	64,021
22,849	*,e	Amicus Therapeutics, Inc	53
21,263	*,e	Ampio Pharmaceuticals, Inc	160
19,555	*,e	Anacor Pharmaceuticals, Inc	208
165,796	*,e	Arena Pharmaceuticals, Inc	874
141,499	*	Ariad Pharmaceuticals, Inc	2,604
40,003	*	Arqule, Inc	93
91,342	*	Array Biopharma, Inc	568
72,935	*	Astex Pharmaceuticals	619
36,727	*	Auxilium Pharmaceuticals, Inc	670
111,046	*,e	AVANIR Pharmaceuticals, Inc	471
41,227	*,e	AVEO Pharmaceuticals, Inc	85
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
15,220	*,e	BioDelivery Sciences International, Inc	$83
181,136	*	Biogen Idec, Inc	43,610
105,565	*	BioMarin Pharmaceuticals, Inc	7,624
15,517	*	Bio-Rad Laboratories, Inc (Class A)	1,824
27,248	*,e	Biotime, Inc	104
1,254,190		Bristol-Myers Squibb Co	58,044
83,145	*	Bruker BioSciences Corp	1,717
47,523	*	Cadence Pharmaceuticals, Inc	300
20,927	*	Cambrex Corp	276
318,205	*	Celgene Corp	48,981
82,401	*,e	Cell Therapeutics, Inc	135
62,461	*,e	Celldex Therapeutics, Inc	2,213
11,015	*	Cempra, Inc	127
50,965	*,e	Cepheid, Inc	1,990
37,085	*	Charles River Laboratories International, Inc	1,716
50,402	*	Chelsea Therapeutics International, Inc	152
18,304	*,e	ChemoCentryx, Inc	102
6,658	*	Chimerix, Inc	146
10,510	*	Clovis Oncology, Inc	639
32,316	*,e	Corcept Therapeutics, Inc	51
5,072	*	Cornerstone Therapeutics, Inc	48
20,437	*,e	Coronado Biosciences, Inc	144
42,288	*	Covance, Inc	3,656
49,683	*	Cubist Pharmaceuticals, Inc	3,157
59,363	*,e	Curis, Inc	265
18,932	*,e	Cytokinetics, Inc	144
47,980	*,e	Cytori Therapeutics, Inc	112
169,216	*,e	Dendreon Corp	496
40,825	*	Depomed, Inc	305
9,738	*,e	Durata Therapeutics, Inc	88
82,582	*	Dyax Corp	567
95,378	*,e	Dynavax Technologies Corp	114
757,133		Eli Lilly & Co	38,107
19,838	*	Emergent Biosolutions, Inc	378
2,982	*,e	Enanta Pharmaceuticals, Inc	68
86,945	*	Endo Pharmaceuticals Holdings, Inc	3,951
22,769	*	Endocyte, Inc	304
31,349		Enzon Pharmaceuticals, Inc	53
4,483	*,e	Epizyme, Inc	180
48,614	*	Exact Sciences Corp	574
140,174	*,e	Exelixis, Inc	816
13,135	*,e	Fibrocell Science, Inc	58
20,851	*	Fluidigm Corp	458
203,023	*	Forest Laboratories, Inc	8,687
6,747	*	Furiex Pharmaceuticals Inc	297
60,237	*,e	Galena Biopharma, Inc	137
14,823	*,e	Genomic Health, Inc	453
88,925	*	Geron Corp	298
1,164,433	*	Gilead Sciences, Inc	73,173
6,376	*,e	Golf Trust Of America, Inc	17
68,771	*,e	Halozyme Therapeutics, Inc	759
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
16,723	*	Harvard Bioscience, Inc	$88
8,540		Hi-Tech Pharmacal Co, Inc	369
38,186	*,e	Horizon Pharma, Inc	129
126,136	*	Hospira, Inc	4,947
6,640	*,e	Hyperion Therapeutics, Inc	174
77,709	*,e	Idenix Pharmaceuticals, Inc	405
94,781	*,e	Illumina, Inc	7,661
65,469	*,e	Immunogen, Inc	1,114
54,649	*,e	Immunomedics, Inc	338
52,266	*	Impax Laboratories, Inc	1,072
77,568	*,e	Incyte Corp	2,959
36,466	*	Infinity Pharmaceuticals, Inc	636
21,009	*,e	Insmed, Inc	328
3,324	*	Insys Therapeutics, Inc	116
4,756	*	Intercept Pharmaceuticals, Inc	328
61,940	*	InterMune, Inc	952
71,354	*,e	Ironwood Pharmaceuticals, Inc	846
85,658	*,e	Isis Pharmaceuticals, Inc	3,216
39,333	*	Jazz Pharmaceuticals plc	3,617
2,140,519		Johnson & Johnson	185,562
5,336	*	KaloBios Pharmaceuticals, Inc	24
62,502	*,e	Keryx Biopharmaceuticals, Inc	631
7,709	*,e	KYTHERA Biopharmaceuticals, Inc	352
12,437	*	Lannett Co, Inc	271
173,586	*	Lexicon Pharmaceuticals, Inc	411
131,366	*	Life Technologies Corp	9,830
14,627	*	Ligand Pharmaceuticals, Inc (Class B)	633
31,134	*	Luminex Corp	623
44,700	*	Mallinckrodt plc	1,971
117,013	*,e	MannKind Corp	667
42,724	*	Medicines Co	1,432
56,962	*	Medivation, Inc	3,414
7,487	*,e	MEI Pharma, Inc	85
2,300,419		Merck & Co, Inc	109,523
109,450	*,e	Merrimack Pharmaceuticals, Inc	416
22,964	*	Mettler-Toledo International, Inc	5,513
62,685	*,e	MiMedx Group, Inc	261
34,069	*	Momenta Pharmaceuticals, Inc	490
292,635	*	Mylan Laboratories, Inc	11,170
62,489	*,e	Myriad Genetics, Inc	1,469
31,951	*,e	Nanosphere, Inc	64
87,448	*	Nektar Therapeutics	914
23,721	*,e	NeoGenomics, Inc	71
51,178	*	Neurocrine Biosciences, Inc	579
12,598	*,e	NewLink Genetics Corp	237
112,150	*	Novavax, Inc	354
75,335	*	NPS Pharmaceuticals, Inc	2,396
17,474	*,e	Omeros Corp	170
11,325	*	OncoGenex Pharmaceutical, Inc	105
55,313	*	Onyx Pharmaceuticals, Inc	6,896
108,285	*,e	Opko Health, Inc	954
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,666	*,e	Optimer Pharmaceuticals, Inc	$487
77,270	*	Orexigen Therapeutics, Inc	474
12,630	*,e	Osiris Therapeutics, Inc	210
6,597	*	OvaScience, Inc	65
26,111	*	Pacific Biosciences of California, Inc	144
21,106	*,e	Pacira Pharmaceuticals, Inc	1,015
43,666	*	Parexel International Corp	2,193
106,509	e	PDL BioPharma, Inc	849
104,909	*,e	Peregrine Pharmaceuticals, Inc	148
85,256		PerkinElmer, Inc	3,218
71,263	e	Perrigo Co	8,792
5,099,443		Pfizer, Inc	146,405
45,141	*	Pharmacyclics, Inc	6,248
7,585	*	Portola Pharmaceuticals, Inc	203
15,548	*	Pozen, Inc	89
40,290	*	Progenics Pharmaceuticals, Inc	203
9,191	*	Prothena Corp plc	186
16,769	*	Puma Biotechnology, Inc	900
178,940	*	Qiagen N.V. (NASDAQ)	3,829
39,852	e	Questcor Pharmaceuticals, Inc	2,311
20,597	*	Quintiles Transnational Holdings, Inc	924
41,521	*,e	Raptor Pharmaceutical Corp	620
4,242	*	Receptos, Inc	110
61,271	*	Regeneron Pharmaceuticals, Inc	19,170
7,041	*,e	Regulus Therapeutics, Inc	66
23,464	*	Repligen Corp	260
16,297	*,e	Repros Therapeutics, Inc	437
66,996	*	Rigel Pharmaceuticals, Inc	240
12,401	*	Sagent Pharmaceuticals	253
46,827	*	Salix Pharmaceuticals Ltd	3,132
43,846	*,e	Sangamo Biosciences, Inc	460
42,156	*	Santarus, Inc	952
24,188	*,e	Sarepta Therapeutics, Inc	1,142
43,039	*	Sciclone Pharmaceuticals, Inc	218
76,360	*,e	Seattle Genetics, Inc	3,347
87,069	*,e	Sequenom, Inc	233
26,901	*,e	SIGA Technologies, Inc	103
47,540	e	Spectrum Pharmaceuticals, Inc	399
6,868	*	Stemline Therapeutics, Inc	311
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	39
21,433	*,e	Sunesis Pharmaceuticals, Inc	106
10,484	*,e	Supernus Pharmaceuticals, Inc	77
12,888	*,e	Synageva BioPharma Corp	816
61,665	*,e	Synergy Pharmaceuticals, Inc	282
28,613	*,e	Synta Pharmaceuticals Corp	181
21,017	*	Targacept, Inc	112
28,521		Techne Corp	2,283
10,002	*	TESARO, Inc	388
8,515	*	Tetraphase Pharmaceuticals, Inc	97
10,736	*	TG Therapeutics, Inc	55
59,832	*,e	TherapeuticsMD, Inc	175
55,490	*,e	Theravance, Inc	2,269
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
274,014		Thermo Electron Corp	$25,250
34,985	*,e	Threshold Pharmaceuticals, Inc	163
35,349	*	United Therapeutics Corp	2,787
23,629	*	Vanda Pharmaceuticals, Inc	259
10,567	*	Verastem, Inc	131
177,117	*	Vertex Pharmaceuticals, Inc	13,429
65,503	*	Vical, Inc	82
51,543	*	Viropharma, Inc	2,026
74,791	*,e	Vivus, Inc	697
190,710		Warner Chilcott plc	4,358
65,126	*	Waters Corp	6,917
33,276	*	Xenoport, Inc	189
51,247	*,e	XOMA Corp	230
54,772	*,e	ZIOPHARM Oncology, Inc	216
382,191		Zoetis Inc	11,894
52,479	*,e	Zogenix, Inc	98
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,173,847

REAL ESTATE - 3.4%
41,676		Acadia Realty Trust	1,029
18,082		AG Mortgage Investment Trust	301
10,360		Agree Realty Corp	313
32,853	*	Alexander & Baldwin, Inc	1,183
1,574		Alexander’s, Inc	450
54,028		Alexandria Real Estate Equities, Inc	3,450
19,159		Altisource Residential Corp	440
25,582		American Assets Trust,Inc	781
79,779		American Campus Communities, Inc	2,724
308,532		American Capital Agency Corp	6,964
44,879		American Capital Mortgage, Inc	887
38,600	*	American Homes 4 Rent	623
116,652	e	American Realty Capital Properties, Inc	1,423
10,250	*	American Residential Properties, Inc	181
302,605		American Tower Corp	22,432
11,988		AmREIT, Inc (Class B)	208
728,985		Annaly Capital Management, Inc	8,442
104,198		Anworth Mortgage Asset Corp	503
110,902		Apartment Investment & Management Co (Class A)	3,099
29,005		Apollo Commercial Real Estate Finance, Inc	443
5,944	e	Ares Commercial Real Estate Corp	74
14,151		Armada Hoffler Properties, Inc	140
284,835	*	ARMOUR Residential REIT, Inc	1,196
43,224		Ashford Hospitality Trust, Inc	533
38,683	e	Associated Estates Realty Corp	577
7,072	*	AV Homes, Inc	123
98,505		AvalonBay Communities, Inc	12,519
8,814		Aviv REIT, Inc	201
142,585		BioMed Realty Trust, Inc	2,651
115,441		Boston Properties, Inc	12,341
118,676		Brandywine Realty Trust	1,564
58,646		BRE Properties, Inc (Class A)	2,977
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
64,335		Camden Property Trust	$3,953
49,200		Campus Crest Communities, Inc	531
69,104		Capital Lease Funding, Inc	587
72,089		Capstead Mortgage Corp	849
124,137		CBL & Associates Properties, Inc	2,371
212,369	*	CBRE Group, Inc	4,912
54,349		Cedar Shopping Centers, Inc	282
189,048	*,e	Chambers Street Properties	1,660
15,294		Chatham Lodging Trust	273
37,072		Chesapeake Lodging Trust	873
782,428		Chimera Investment Corp	2,379
66,987		Colonial Properties Trust	1,507
49,659		Colony Financial, Inc	992
4,977		Consolidated-Tomoka Land Co	192
15,000		Coresite Realty	509
65,862		Corporate Office Properties Trust	1,521
110,554		Cousins Properties, Inc	1,138
102,580		CubeSmart	1,830
14,500		CyrusOne, Inc	275
135,056		CYS Investments, Inc	1,098
221,413		DCT Industrial Trust, Inc	1,592
211,398	e	DDR Corp	3,321
148,119		DiamondRock Hospitality Co	1,580
98,095	e	Digital Realty Trust, Inc	5,209
108,380		Douglas Emmett, Inc	2,544
244,327		Duke Realty Corp	3,772
47,457	e	DuPont Fabros Technology, Inc	1,223
41,887		Dynex Capital, Inc	367
23,492		EastGroup Properties, Inc	1,391
86,427		Education Realty Trust, Inc	786
4,681		Ellington Residential Mortgage REIT	72
35,904		Entertainment Properties Trust	1,750
62,982		Equity Lifestyle Properties, Inc	2,152
45,769		Equity One, Inc	1,001
273,864		Equity Residential	14,671
29,675		Essex Property Trust, Inc	4,383
35,324		Excel Trust, Inc	424
83,827		Extra Space Storage, Inc	3,835
49,343		Federal Realty Investment Trust	5,006
96,717	*	FelCor Lodging Trust, Inc	596
82,257		First Industrial Realty Trust, Inc	1,338
47,359		First Potomac Realty Trust	595
120,106	*	Forest City Enterprises, Inc (Class A)	2,275
29,389	*	Forestar Real Estate Group, Inc	633
67,229		Franklin Street Properties Corp	857
451,925		General Growth Properties, Inc	8,718
18,098		Getty Realty Corp	352
9,649		Gladstone Commercial Corp	173
109,785		Glimcher Realty Trust	1,070
40,458		Government Properties Income Trust	968
57,383	*	Gramercy Property Trust, Inc	238
78,328		Hatteras Financial Corp	1,466
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
349,529		HCP, Inc	$14,313
218,405		Health Care REIT, Inc	13,624
68,539		Healthcare Realty Trust, Inc	1,584
84,407		Healthcare Trust of America, Inc	888
153,508		Hersha Hospitality Trust	858
62,398		Highwoods Properties, Inc	2,203
39,793		Home Properties, Inc	2,298
107,078		Hospitality Properties Trust	3,030
567,427		Host Marriott Corp	10,026
30,234	*	Howard Hughes Corp	3,397
90,303		HRPT Properties Trust	1,979
32,763		Hudson Pacific Properties	637
64,150		Inland Real Estate Corp	656
101,700		Invesco Mortgage Capital, Inc	1,565
74,579		Investors Real Estate Trust	615
64,505	*	iStar Financial, Inc	777
8,100	*	JAVELIN Mortgage Investment Corp	96
33,460		Jones Lang LaSalle, Inc	2,921
38,989	e	Kennedy-Wilson Holdings, Inc	724
57,116		Kilroy Realty Corp	2,853
312,567		Kimco Realty Corp	6,308
70,374		Kite Realty Group Trust	417
72,768		LaSalle Hotel Properties	2,075
128,361	e	Lexington Corporate Properties Trust	1,442
98,224	e	Liberty Property Trust	3,497
27,155		LTC Properties, Inc	1,031
104,635		Macerich Co	5,906
67,066		Mack-Cali Realty Corp	1,471
43,011	*	Maguire Properties, Inc	135
114,387		Medical Properties Trust, Inc	1,392
286,855		MFA Mortgage Investments, Inc	2,137
32,570		Mid-America Apartment Communities, Inc	2,036
31,123		Monmouth Real Estate Investment Corp (Class A)	282
20,485		National Health Investors, Inc	1,165
91,182		National Retail Properties, Inc	2,901
192,893		New Residential Investment Corp	1,277
48,692	e	New York Mortgage Trust, Inc	304
147,483		NorthStar Realty Finance Corp	1,369
88,451		Omega Healthcare Investors, Inc	2,642
9,027		One Liberty Properties, Inc	183
30,561		Parkway Properties, Inc	543
46,471		Pebblebrook Hotel Trust	1,334
52,388		Pennsylvania Real Estate Investment Trust	980
45,080		Pennymac Mortgage Investment Trust	1,022
130,905		Piedmont Office Realty Trust, Inc	2,273
123,533		Plum Creek Timber Co, Inc	5,785
41,348		Post Properties, Inc	1,861
30,874		Potlatch Corp	1,225
382,324		Prologis, Inc	14,383
14,049		PS Business Parks, Inc	1,048
110,220		Public Storage, Inc	17,696
52,552		RAIT Investment Trust	372
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
49,178		Ramco-Gershenson Properties	$758
95,872		Rayonier, Inc	5,335
91,446	*	Realogy Holdings Corp	3,934
149,848	e	Realty Income Corp	5,956
59,894	e	Redwood Trust, Inc	1,179
69,743		Regency Centers Corp	3,372
85,615		Resource Capital Corp	509
50,793		Retail Opportunities Investment Corp	702
101,421	e	Retail Properties of America, Inc	1,395
93,949		RLJ Lodging Trust	2,207
16,171		Rouse Properties, Inc	333
32,495	e	Ryman Hospitality Properties	1,121
28,029		Sabra Healthcare REIT, Inc	645
6,582		Saul Centers, Inc	304
13,046		Select Income REIT	337
143,050		Senior Housing Properties Trust	3,339
13,436	e	Silver Bay Realty Trust Corp	210
237,153		Simon Property Group, Inc	35,153
69,574		SL Green Realty Corp	6,181
23,922		Sovran Self Storage, Inc	1,810
282,732		Spirit Realty Capital, Inc	2,595
49,920	*,e	St. Joe Co	979
33,698		STAG Industrial, Inc	678
148,626		Starwood Property Trust, Inc	3,563
137,597	*	Strategic Hotels & Resorts, Inc	1,194
49,860		Summit Hotel Properties, Inc	458
28,548		Sun Communities, Inc	1,217
123,458		Sunstone Hotel Investors, Inc	1,573
71,971		Tanger Factory Outlet Centers, Inc	2,350
48,485		Taubman Centers, Inc	3,264
11,747	*	Tejon Ranch Co	362
15,912		Terreno Realty Corp	283
24,399		Thomas Properties Group, Inc	164
281,289		Two Harbors Investment Corp	2,731
190,771		UDR, Inc	4,521
11,783		UMH Properties, Inc	117
10,285		Universal Health Realty Income Trust	431
19,529		Urstadt Biddle Properties, Inc (Class A)	388
222,896		Ventas, Inc	13,708
142,193		Vornado Realty Trust	11,953
50,804		Washington Real Estate Investment Trust	1,284
92,487		Weingarten Realty Investors	2,713
18,722	e	Western Asset Mortgage Capital Corp	299
439,135		Weyerhaeuser Co	12,572
14,061		Whitestone REIT	207
24,416		Winthrop Realty Trust	272
43,708		WP Carey, Inc	2,828
4,300	e	ZAIS Financial Corp	75
		TOTAL REAL ESTATE	491,957

RETAILING - 4.5%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	73
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
56,578		Aaron’s, Inc	$1,567
59,479		Abercrombie & Fitch Co (Class A)	2,104
54,859		Advance Auto Parts, Inc	4,536
61,843	*,e	Aeropostale, Inc	581
280,200	*	Amazon.com, Inc	87,602
146,718		American Eagle Outfitters, Inc	2,053
6,968	*	America’s Car-Mart, Inc	314
35,675	*	Ann Taylor Stores Corp	1,292
23,729	*	Asbury Automotive Group, Inc	1,262
97,226	*	Ascena Retail Group, Inc	1,938
11,570	*	Audiovox Corp (Class A)	158
40,734	*	Autonation, Inc	2,125
26,957	*	AutoZone, Inc	11,396
30,948	*,e	Barnes & Noble, Inc	400
23,033		Bebe Stores, Inc	140
166,630	*	Bed Bath & Beyond, Inc	12,890
207,694		Best Buy Co, Inc	7,789
14,390		Big 5 Sporting Goods Corp	231
45,422	*	Big Lots, Inc	1,685
10,661	*	Blue Nile, Inc	436
13,103	*	Body Central Corp	80
9,116	e	Bon-Ton Stores, Inc	96
32,106		Brown Shoe Co, Inc	754
21,122	e	Buckle, Inc	1,142
36,046	*	Cabela’s, Inc	2,272
171,517	*	Carmax, Inc	8,313
21,208		Cato Corp (Class A)	593
123,275		Chico’s FAS, Inc	2,054
17,477	*	Children’s Place Retail Stores, Inc	1,011
16,480	*	Christopher & Banks Corp	119
12,866	*	Citi Trends, Inc	225
16,992	*,e	Conn’s, Inc	850
8,334		Core-Mark Holding Co, Inc	554
46,869	e	CST Brands, Inc	1,397
10,433		Destination Maternity Corp	332
32,976	*	Destination XL Group, Inc	213
75,404		Dick’s Sporting Goods, Inc	4,025
20,459		Dillard’s, Inc (Class A)	1,602
248,678	*	Dollar General Corp	14,040
169,037	*	Dollar Tree, Inc	9,662
27,185		DSW, Inc (Class A)	2,319
81,053		Expedia, Inc	4,198
64,933	*	Express Parent LLC	1,532
73,294		Family Dollar Stores, Inc	5,279
37,259		Finish Line, Inc (Class A)	927
24,942	*,e	Five Below, Inc	1,091
114,126		Foot Locker, Inc	3,873
34,442	*,e	Francesca’s Holdings Corp	642
29,664		Fred’s, Inc (Class A)	464
91,076		GameStop Corp (Class A)	4,522
215,611		Gap, Inc	8,685
18,687	*	Genesco, Inc	1,225
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
117,877		Genuine Parts Co	$9,535
74,796		GNC Holdings, Inc	4,086
7,143		Gordmans Stores, Inc	80
17,052		Group 1 Automotive, Inc	1,325
319,043	*	Groupon, Inc	3,576
47,951		Guess?, Inc	1,431
16,062		Haverty Furniture Cos, Inc	394
12,065	*,e	HHgregg, Inc	216
20,590	*,e	Hibbett Sports, Inc	1,156
1,113,153		Home Depot, Inc	84,432
42,828	*,e	HomeAway, Inc	1,199
25,591		HSN, Inc	1,372
129,871	*,e	JC Penney Co, Inc	1,145
21,133	*,e	JOS A Bank Clothiers, Inc	929
13,001	*	Kirkland’s, Inc	240
168,673		Kohl’s Corp	8,729
182,518		L Brands, Inc	11,152
402,890	*	Liberty Media Holding Corp (Interactive A)	9,456
27,951	*	Liberty Ventures	2,464
16,930		Lithia Motors, Inc (Class A)	1,235
226,239	*	LKQ Corp	7,208
830,486		Lowe’s Companies, Inc	39,539
21,092	*,e	Lumber Liquidators, Inc	2,249
294,654		Macy’s, Inc	12,750
16,477	*	MarineMax, Inc	201
10,302	*,e	Mattress Firm Holding Corp	328
39,013		Men’s Wearhouse, Inc	1,328
22,581	e	Monro Muffler, Inc	1,050
36,272	*	Murphy USA, Inc	1,465
38,259	*	NetFlix, Inc	11,830
13,306	*	New York & Co, Inc	77
111,848		Nordstrom, Inc	6,286
20,499		Nutri/System, Inc	295
197,449	*,e	Office Depot, Inc	954
64,982		OfficeMax, Inc	831
17,611	*	Orbitz Worldwide, Inc	170
83,539	*	O’Reilly Automotive, Inc	10,659
8,893	*	Overstock.com, Inc	264
31,428		Penske Auto Group, Inc	1,343
40,957	*	PEP Boys - Manny Moe & Jack	511
15,450	e	PetMed Express, Inc	252
77,507		Petsmart, Inc	5,911
72,685		Pier 1 Imports, Inc	1,419
39,203	*	Priceline.com, Inc	39,632
78,808	*,e	RadioShack Corp	269
40,660	e	Rent-A-Center, Inc	1,549
13,438	*	Restoration Hardware Holdings, Inc	851
7,100	*	RetailMeNot, Inc	253
167,440		Ross Stores, Inc	12,190
11,225	*,e	Rue21, Inc	453
78,997	*,e	Saks, Inc	1,259
128,898	*	Sally Beauty Holdings, Inc	3,372
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
32,813	*,e	Sears Holdings Corp	$1,957
6,100	*	Sears Hometown and Outlet Stores, Inc	194
42,473	*	Select Comfort Corp	1,034
10,447		Shoe Carnival, Inc	282
29,418	*	Shutterfly, Inc	1,644
61,539		Signet Jewelers Ltd	4,409
29,758		Sonic Automotive, Inc (Class A)	708
25,073	e	Stage Stores, Inc	481
510,961		Staples, Inc	7,486
17,973		Stein Mart, Inc	247
9,938		Systemax, Inc	92
489,525		Target Corp	31,320
85,272		Tiffany & Co	6,534
13,840	*	Tile Shop Holdings, Inc	408
6,790	*	Tilly’s, Inc	99
549,136		TJX Companies, Inc	30,966
106,468		Tractor Supply Co	7,151
8,233		Trans World Entertainment Corp	38
85,276	*	TripAdvisor, Inc	6,467
32,864	*	Tuesday Morning Corp	502
48,392		Ulta Salon Cosmetics & Fragrance, Inc	5,781
81,376	*	Urban Outfitters, Inc	2,992
29,701	*	Valuevision International, Inc (Class A)	129
16,534	*,e	Vitacost.com, Inc	141
22,533	*	Vitamin Shoppe, Inc	986
11,292	*	West Marine, Inc	138
73,584	*	Wet Seal, Inc (Class A)	289
29,100	*	WEX, Inc	2,554
74,374		Williams-Sonoma, Inc	4,180
1,945		Winmark Corp	143
22,382	*	Zale Corp	340
15,828	*	Zumiez, Inc	436
		TOTAL RETAILING	655,691

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
29,482	*	Advanced Energy Industries, Inc	517
474,503	*,e	Advanced Micro Devices, Inc	1,803
11,245	*	Alpha & Omega Semiconductor Ltd	95
243,206		Altera Corp	9,038
13,851	*,e	Ambarella, Inc	270
57,503	*,e	Amkor Technology, Inc	247
47,982	*	Anadigics, Inc	95
235,206		Analog Devices, Inc	11,066
922,392		Applied Materials, Inc	16,179
51,846	*	Applied Micro Circuits Corp	669
330,760	*	Atmel Corp	2,461
24,963	*	ATMI, Inc	662
186,374		Avago Technologies Ltd	8,036
83,398	*	Axcelis Technologies, Inc	176
435,013		Broadcom Corp (Class A)	11,315
52,087		Brooks Automation, Inc	485
17,924		Cabot Microelectronics Corp	690
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
38,988	*	Cavium Networks, Inc	$1,606
18,075	*	Ceva, Inc	312
47,684	*,e	Cirrus Logic, Inc	1,081
18,761		Cohu, Inc	205
90,120	*	Cree, Inc	5,424
118,022	e	Cypress Semiconductor Corp	1,102
28,713	*	Diodes, Inc	703
21,955	*	DSP Group, Inc	155
105,554	*	Entegris, Inc	1,071
68,235	*	Entropic Communications, Inc	299
28,026	*	Exar Corp	376
95,996	*	Fairchild Semiconductor International, Inc	1,333
48,408	*	First Solar, Inc	1,947
40,961	*	Formfactor, Inc	281
42,880	*,e	Freescale Semiconductor Holdings Ltd	714
13,134	*	GSI Technology, Inc	92
94,807	*,e	GT Solar International, Inc	807
23,480	*	Hittite Microwave Corp	1,534
20,085	*	Inphi Corp	270
100,476	*	Integrated Device Technology, Inc	946
19,660	*	Integrated Silicon Solution, Inc	214
3,787,605		Intel Corp	86,812
10,099	*	Intermolecular, Inc	56
52,511	*	International Rectifier Corp	1,301
94,162		Intersil Corp (Class A)	1,057
16,725		IXYS Corp	161
126,216		Kla-Tencor Corp	7,680
50,517	*	Kopin Corp	204
126,257	*	Lam Research Corp	6,463
90,159	*	Lattice Semiconductor Corp	402
178,347		Linear Technology Corp	7,073
418,323		LSI Logic Corp	3,271
37,527	*	LTX-Credence Corp	247
7,685	*	MA-COM Technology Solutions	131
299,774		Marvell Technology Group Ltd	3,447
221,478		Maxim Integrated Products, Inc	6,600
17,709	*	MaxLinear, Inc	147
40,439		Micrel, Inc	368
150,135	e	Microchip Technology, Inc	6,049
789,926	*	Micron Technology, Inc	13,800
70,791	*	Microsemi Corp	1,717
24,281	*,e	Mindspeed Technologies, Inc	74
40,466		MKS Instruments, Inc	1,076
24,065		Monolithic Power Systems, Inc	729
36,904	*	MoSys, Inc	137
18,167	*	Nanometrics, Inc	293
14,586	*	NeoPhotonics Corp Ltd	108
3,184	*	NVE Corp	163
439,769		Nvidia Corp	6,843
40,842	*	Omnivision Technologies, Inc	625
346,536	*	ON Semiconductor Corp	2,530
18,837	*	PDF Solutions, Inc	400
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
20,104	*,e	Peregrine Semiconductor Corp	$180
19,298	*	Pericom Semiconductor Corp	151
46,544	*	Photronics, Inc	364
34,118	*	PLX Technology, Inc	205
157,538	*	PMC - Sierra, Inc	1,043
22,028		Power Integrations, Inc	1,193
84,186	*	Rambus, Inc	791
209,504	*	RF Micro Devices, Inc	1,182
11,027	*,e	Rubicon Technology, Inc	134
25,190	*	Rudolph Technologies, Inc	287
51,093	*	Semtech Corp	1,532
27,850	*	Sigma Designs, Inc	156
56,384	*	Silicon Image, Inc	301
32,688	*	Silicon Laboratories, Inc	1,396
145,483	*	Skyworks Solutions, Inc	3,614
38,295	*	Spansion, Inc	386
203,017	*	SunEdison, Inc	1,618
31,758	*,e	SunPower Corp	831
8,595		Supertex, Inc	218
145,162	*,e	Teradyne, Inc	2,398
40,116		Tessera Technologies, Inc	776
846,233		Texas Instruments, Inc	34,078
121,131	*	Triquint Semiconductor, Inc	985
17,159	*	Ultra Clean Holdings	119
21,651	*	Ultratech, Inc	656
29,696	*	Veeco Instruments, Inc	1,106
18,190	*	Volterra Semiconductor Corp	418
200,711		Xilinx, Inc	9,405
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	309,763

SOFTWARE & SERVICES - 9.9%
41,790	*	Accelrys, Inc	412
489,012		Accenture plc	36,011
30,248	*	ACI Worldwide, Inc	1,635
41,565	*	Active Network, Inc	595
330,316		Activision Blizzard, Inc	5,506
40,528	*	Actuate Corp	298
57,158	*	Acxiom Corp	1,623
385,417	*	Adobe Systems, Inc	20,019
24,736		Advent Software, Inc	785
136,325	*	Akamai Technologies, Inc	7,048
37,470	*,e	Alliance Data Systems Corp	7,924
119,956		Amdocs Ltd	4,395
15,720		American Software, Inc (Class A)	134
32,146	*,e	Angie’s List, Inc	723
71,299	*	Ansys, Inc	6,169
61,041		AOL, Inc	2,111
71,278	*	Aspen Technology, Inc	2,463
171,241	*	Autodesk, Inc	7,050
369,135		Automatic Data Processing, Inc	26,718
17,759	*	AVG Technologies NV	425
35,339	*,e	Bankrate, Inc	727
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
36,867	*,e	Bazaarvoice, Inc	$335
35,258		Blackbaud, Inc	1,376
8,569	*,e	Blackhawk Network Holdings, Inc	206
30,473	*	Blucora, Inc	700
20,620		Booz Allen Hamilton Holding Co	398
27,849	*	Bottomline Technologies, Inc	776
20,694	*	Brightcove, Inc	233
95,422		Broadridge Financial Solutions, Inc	3,030
20,308	*	BroadSoft, Inc	732
249,812		CA, Inc	7,412
17,259	*,e	CACI International, Inc (Class A)	1,193
215,503	*	Cadence Design Systems, Inc	2,909
28,904	*	Callidus Software, Inc	265
8,488	*	Carbonite, Inc	127
33,955	*	Cardtronics, Inc	1,260
7,744		Cass Information Systems, Inc	413
4,497	*	ChannelAdvisor Corp	165
52,926	*	Ciber, Inc	175
142,633	*	Citrix Systems, Inc	10,071
228,931	*	Cognizant Technology Solutions Corp (Class A)	18,800
35,374	*	Commvault Systems, Inc	3,107
114,157		Computer Sciences Corp	5,906
11,045		Computer Task Group, Inc	178
163,806		Compuware Corp	1,835
27,099	*	comScore, Inc	785
16,654	*	Comverse, Inc	532
35,478	*,e	Concur Technologies, Inc	3,920
21,930	*	Constant Contact, Inc	520
83,991		Convergys Corp	1,575
30,729	*	Cornerstone OnDemand, Inc	1,581
21,672	*	CoStar Group, Inc	3,639
27,701		CSG Systems International, Inc	694
5,494	*,e	Cyan, Inc	55
32,566	*	DealerTrack Holdings, Inc	1,395
22,760	*,e	Demand Media, Inc	144
12,187	*	Demandware, Inc	565
37,330	*	Dice Holdings, Inc	318
27,690	*	Digital River, Inc	495
5,437		DMRC Corp	110
26,145		DST Systems, Inc	1,972
11,019	*,e	E2open, Inc	247
82,942		Earthlink, Inc	411
988,809	*	eBay, Inc	55,166
9,461	*	eGain Corp	143
230,160	*	Electronic Arts, Inc	5,881
20,207	*	Ellie Mae, Inc	647
17,443	*	Envestnet, Inc	541
16,518	*	EPAM Systems, Inc	570
25,591		EPIQ Systems, Inc	338
2,603		ePlus, Inc	135
37,504	*	Equinix, Inc	6,888
37,881	*	Euronet Worldwide, Inc	1,508
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
22,470		EVERTEC, Inc	$499
24,918	*	ExlService Holdings, Inc	710
1,300,518	*	Facebook, Inc	65,338
34,765	e	Factset Research Systems, Inc	3,793
26,950		Fair Isaac Corp	1,490
223,290		Fidelity National Information Services, Inc	10,370
74,117	*	First American Corp	2,005
100,669	*	Fiserv, Inc	10,173
51,651	*	FleetCor Technologies, Inc	5,690
12,472	*	FleetMatics Group plc	468
11,266		Forrester Research, Inc	414
103,474	*	Fortinet, Inc	2,096
71,116	*	Gartner, Inc	4,267
128,036		Genpact Ltd	2,417
5,900	*	Gigamon, Inc	228
51,313	*	Global Cash Access, Inc	401
16,316	*	Global Eagle Entertainment, Inc	152
57,988		Global Payments, Inc	2,962
49,882	*,e	Glu Mobile, Inc	139
205,496	*	Google, Inc (Class A)	179,996
9,927	*	Guidance Software, Inc	90
31,689	*	Guidewire Software, Inc	1,493
28,793		Hackett Group, Inc	205
28,656	e	Heartland Payment Systems, Inc	1,138
23,633	*	Higher One Holdings, Inc	181
57,133		IAC/InterActiveCorp	3,123
24,137	*	iGate Corp	670
15,425	*	Imperva, Inc	648
37,980	*	Infoblox, Inc	1,588
82,708	*	Informatica Corp	3,223
11,680	*	Interactive Intelligence, Inc	742
40,309	*	Internap Network Services Corp	280
793,153		International Business Machines Corp	146,876
225,169		Intuit, Inc	14,931
34,679	e	j2 Global, Inc	1,717
64,573		Jack Henry & Associates, Inc	3,333
30,270	*	Jive Software, Inc	378
19,259	*	Knot, Inc	249
55,531	*	Leidos Holdings, Inc	2,528
65,991		Lender Processing Services, Inc	2,196
50,961	*	Limelight Networks, Inc	98
73,740	*	LinkedIn Corp	18,144
44,720	*	Lionbridge Technologies	165
19,090	*,e	Liquidity Services, Inc	641
40,701	*	Liveperson, Inc	384
18,232	*	LogMeIn, Inc	566
13,813	*,e	magicJack VocalTec Ltd	178
15,544	*	Manhattan Associates, Inc	1,484
18,418	e	Mantech International Corp (Class A)	530
16,386		Marchex, Inc (Class B)	119
6,598	*	Marin Software, Inc	83
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,558	*,e	Marketo, Inc	$177
89,025		Mastercard, Inc (Class A)	59,894
51,764		MAXIMUS, Inc	2,331
73,403		Mentor Graphics Corp	1,715
60,589	*,e	Micros Systems, Inc	3,026
6,364,372		Microsoft Corp	211,997
6,844	*	MicroStrategy, Inc (Class A)	710
26,713	*,e	Millennial Media, Inc	189
16,991	*,e	Mitek Systems, Inc	88
6,089	*,e	Model N, Inc	60
33,165	*	ModusLink Global Solutions, Inc	91
16,742	*	MoneyGram International, Inc	328
29,292		Monotype Imaging Holdings, Inc	840
87,580	*	Monster Worldwide, Inc	387
29,335	*	Move, Inc	497
28,739	*	Netscout Systems, Inc	735
26,566	*	NetSuite, Inc	2,868
50,511	*	NeuStar, Inc (Class A)	2,499
48,579		NIC, Inc	1,123
199,552	*	Nuance Communications, Inc	3,731
17,950	*,e	OpenTable, Inc	1,256
2,705,134		Oracle Corp	89,729
98,132	*,e	Pandora Media, Inc	2,466
247,464		Paychex, Inc	10,057
12,459		Pegasystems, Inc	496
25,493	*	Perficient, Inc	468
33,429	*,e	Planet Payment, Inc	85
22,039	*	PRG-Schultz International, Inc	138
44,011	*	Progress Software Corp	1,139
16,358	*	Proofpoint, Inc	525
17,256	*	PROS Holdings, Inc	590
90,859	*	PTC, Inc	2,583
3,320		QAD, Inc (Class A)	45
65,926	*	QLIK Technologies, Inc	2,257
11,626	*	Qualys, Inc	249
20,643	*	QuinStreet, Inc	195
85,846	*	Rackspace Hosting, Inc	4,529
5,396	*	Rally Software Development Corp	162
18,038	*	RealNetworks, Inc	154
35,118	*,e	RealPage, Inc	813
145,587	*	Red Hat, Inc	6,717
6,528	*	Reis, Inc	106
27,251	*	Responsys, Inc	450
8,173	*	Rosetta Stone, Inc	133
78,388	*	Rovi Corp	1,503
451,508	*	Salesforce.com, Inc	23,438
13,536		Sapiens International Corp NV	82
85,802	*	Sapient Corp	1,336
31,732	*	Science Applications International Corp	1,071
17,573	*	Sciquest, Inc	395
24,634	*	Seachange International, Inc	283
59,920	*	ServiceNow, Inc	3,113
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
46,932	*	ServiceSource International LLC	$567
5,658	*	Shutterstock, Inc	411
4,249	*,e	Silver Spring Networks, Inc	74
49,819	*	SolarWinds, Inc	1,747
52,358		Solera Holdings, Inc	2,768
23,899	*	Sourcefire, Inc	1,814
12,997	*	Spark Networks, Inc	108
77,861	*	Splunk, Inc	4,675
11,456	*	SPS Commerce, Inc	767
43,812	*	SS&C Technologies Holdings, Inc	1,669
11,136	*	Stamps.com, Inc	511
32,388	*	SupportSoft, Inc	177
31,978	*	Sykes Enterprises, Inc	573
533,896		Symantec Corp	13,214
22,146	*	Synchronoss Technologies, Inc	843
117,306	*	Synopsys, Inc	4,422
11,627		Syntel, Inc	931
24,737	*	TA Indigo Holding Corp	218
7,151	*	Tableau Software, Inc	509
59,506	*	Take-Two Interactive Software, Inc	1,081
23,016	*,e	Tangoe, Inc	549
24,938	*	TeleCommunication Systems, Inc (Class A)	61
12,644	*	TeleNav, Inc	74
18,087	*	TeleTech Holdings, Inc	454
125,651	*	Teradata Corp	6,966
124,754	*	TIBCO Software, Inc	3,192
95,854	*	TiVo, Inc	1,192
124,382		Total System Services, Inc	3,659
6,116	*	Travelzoo, Inc	162
21,011	*,e	Trulia, Inc	988
24,286	*	Tyler Technologies, Inc	2,124
21,004	*	Ultimate Software Group, Inc	3,096
32,818	*	Unisys Corp	827
69,835		United Online, Inc	557
68,687	*	Unwired Planet, Inc	119
57,076	*,e	Valueclick, Inc	1,190
66,282	*	Vantiv, Inc	1,852
19,828	*	Vasco Data Security International	156
82,056	*	VeriFone Systems, Inc	1,876
39,183	*	Verint Systems, Inc	1,452
109,240	*	VeriSign, Inc	5,559
32,131	*,e	VirnetX Holding Corp	655
15,340	*	Virtusa Corp	446
397,995		Visa, Inc (Class A)	76,057
24,953	*,e	VistaPrint Ltd	1,410
65,349	*	VMware, Inc (Class A)	5,287
15,521	*	Vocus, Inc	144
49,370	*,e	Vringo, Inc	142
27,222	*	WebMD Health Corp (Class A)	779
32,019	*	Website Pros, Inc	1,035
427,429		Western Union Co	7,976
28,135	*	Workday, Inc	2,277
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
5,304	*	Xoom Corp	$169
683,605	*	Yahoo!, Inc	22,668
22,431	*	Yelp, Inc	1,484
15,746	*,e	Zillow, Inc	1,328
47,197	*	Zix Corp	231
444,065	*,e	Zynga, Inc	1,634
		TOTAL SOFTWARE & SERVICES	1,433,492

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
76,536	*,e	3D Systems Corp	4,132
45,260		Adtran, Inc	1,206
18,766	*	Agilysys, Inc	224
9,098	e	Alliance Fiber Optic Products, Inc	186
121,565		Amphenol Corp (Class A)	9,407
13,773	*	Anaren, Inc	351
20,525		Anixter International, Inc	1,799
715,223		Apple, Inc	340,982
88,409	*	ARRIS Group, Inc	1,508
79,414	*	Arrow Electronics, Inc	3,854
85,572	*	Aruba Networks, Inc	1,424
7,201	*,e	Audience, Inc	81
24,879	*	Avid Technology, Inc	149
104,137		Avnet, Inc	4,344
34,410		AVX Corp	452
15,077	*	AX Holding Corp	106
11,475		Badger Meter, Inc	534
7,316		Bel Fuse, Inc (Class B)	128
34,599		Belden CDT, Inc	2,216
45,364	*	Benchmark Electronics, Inc	1,038
12,526		Black Box Corp	384
338,011	*	Brocade Communications Systems, Inc	2,721
26,799	*	CalAmp Corp	472
28,887	*	Calix Networks, Inc	368
30,668	*	Checkpoint Systems, Inc	512
77,250	*	Ciena Corp	1,930
4,074,883		Cisco Systems, Inc	95,434
65,532		Cognex Corp	2,055
19,403		Coherent, Inc	1,192
16,633		Comtech Telecommunications Corp	404
1,127,872		Corning, Inc	16,456
29,620	*	Cray, Inc	713
23,637		CTS Corp	373
27,847		Daktronics, Inc	312
11,133	*	Datalink Corp	150
954,859		Dell, Inc	13,148
47,853		Diebold, Inc	1,405
18,652	*	Digi International, Inc	187
37,272	e	Dolby Laboratories, Inc (Class A)	1,286
16,172	*	DTS, Inc	340
29,407	*	EchoStar Corp (Class A)	1,292
11,677		Electro Rent Corp	212
17,062		Electro Scientific Industries, Inc	200
308

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
35,264	*	Electronics for Imaging, Inc	$1,117
1,604,214		EMC Corp	41,004
65,177	*	Emulex Corp	506
79,396	*	Extreme Networks, Inc	414
60,456	*	F5 Networks, Inc	5,185
21,797	*	Fabrinet	367
12,851	*	FARO Technologies, Inc	542
29,268		FEI Co	2,570
69,390	*	Finisar Corp	1,570
107,919		Flir Systems, Inc	3,389
57,810	*,e	Fusion-io, Inc	774
17,879	*	Globecomm Systems, Inc	251
20,123	*	GSI Group, Inc	192
85,574	*	Harmonic, Inc	658
83,384		Harris Corp	4,945
42,057	*	Harris Stratex Networks, Inc (Class A)	108
1,487,058		Hewlett-Packard Co	31,198
17,775	*,e	Hutchinson Technology, Inc	62
21,588	*	Imation Corp	88
21,661	*	Immersion Corp	286
88,583	*,e	Infinera Corp	1,002
116,956	*	Ingram Micro, Inc (Class A)	2,696
34,716	*	Insight Enterprises, Inc	657
31,229		InterDigital, Inc	1,166
43,480	*,e	InvenSense, Inc	766
24,446	e	IPG Photonics Corp	1,377
31,091	*	Itron, Inc	1,332
43,041	*	Ixia	674
154,194		Jabil Circuit, Inc	3,343
176,416	*	JDS Uniphase Corp	2,595
384,874	*	Juniper Networks, Inc	7,644
33,781	*	Kemet Corp	141
10,929	*	KVH Industries, Inc	151
48,008	e	Lexmark International, Inc (Class A)	1,584
17,104		Littelfuse, Inc	1,338
22,942	*	Maxwell Technologies, Inc	208
11,532	*	Measurement Specialties, Inc	625
23,128	*	Mercury Computer Systems, Inc	231
1,988		Mesa Laboratories, Inc	134
28,385		Methode Electronics, Inc	795
104,638		Molex, Inc	4,031
184,087		Motorola, Inc	10,931
12,135		MTS Systems Corp	781
9,079	*	Multi-Fineline Electronix, Inc	147
73,278		National Instruments Corp	2,266
125,176	*	NCR Corp	4,958
17,608	*,e	Neonode, Inc	113
258,724		NetApp, Inc	11,027
28,803	*	Netgear, Inc	889
27,910	*	Newport Corp	436
10,650	*	Numerex Corp	117
15,398	*	Oplink Communications, Inc	290
309

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
14,702	*	OSI Systems, Inc	$1,095
25,180	*	Palo Alto Networks, Inc	1,154
18,452		Park Electrochemical Corp	529
68,401	*,e	Parkervision, Inc	229
6,868		PC Connection, Inc	104
13,367		PC-Tel, Inc	118
31,900		Plantronics, Inc	1,469
27,845	*	Plexus Corp	1,036
130,633	*	Polycom, Inc	1,426
16,952	*,e	Procera Networks, Inc	263
73,291	*	QLogic Corp	802
1,316,014		Qualcomm, Inc	88,647
171,155	*	Quantum Corp	236
25,143	*,e	Rackable Systems, Inc	409
15,185	*	Radisys Corp	49
36,008	*,e	RealD, Inc	252
11,626		Richardson Electronics Ltd	132
124,087	*	Riverbed Technology, Inc	1,810
21,664	*	Rofin-Sinar Technologies, Inc	524
12,342	*	Rogers Corp	734
33,121	*	Ruckus Wireless, Inc	557
185,639		SanDisk Corp	11,047
61,646	*	Sanmina Corp	1,078
22,159	*	Scansource, Inc	767
43,182	*	ShoreTel, Inc	261
165,491	*	Sonus Networks, Inc	559
29,279	*	Speed Commerce, Inc	96
24,121	*	Stratasys Ltd	2,442
24,077	*	Super Micro Computer, Inc	326
35,188	*	Symmetricom, Inc	170
25,608	*,e	Synaptics, Inc	1,134
19,931	*	SYNNEX Corp	1,225
28,651	*	Tech Data Corp	1,430
277,614		Tellabs, Inc	630
3,883		Tessco Technologies, Inc	131
194,448	*	Trimble Navigation Ltd	5,777
41,884	*	TTM Technologies, Inc	408
9,456	e	Ubiquiti Networks, Inc	318
7,424	*,e	Uni-Pixel, Inc	132
29,474	*,e	Universal Display Corp	944
30,131	*	Viasat, Inc	1,921
3,408	*	Viasystems Group, Inc	49
100,754	*	Vishay Intertechnology, Inc	1,299
9,508	*	Vishay Precision Group, Inc	138
40,762	*	Westell Technologies, Inc	136
162,250		Western Digital Corp	10,287
933,534		Xerox Corp	9,606
38,765	*	Zebra Technologies Corp (Class A)	1,765
12,959	*	Zygo Corp	207
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	831,196
310

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
TELECOMMUNICATION SERVICES - 2.2%
54,341	*	8x8, Inc	$547
4,099,042		AT&T, Inc	138,630
7,918		Atlantic Tele-Network, Inc	413
12,079	*,e	Boingo Wireless, Inc	85
20,132	*	Cbeyond Communications, Inc	129
465,829		CenturyTel, Inc	14,618
149,815	*	Cincinnati Bell, Inc	408
35,274		Cogent Communications Group, Inc	1,138
30,479	e	Consolidated Communications Holdings, Inc	525
223,332	*	Crown Castle International Corp	16,310
16,551	*,e	Fairpoint Communications, Inc	158
762,890	e	Frontier Communications Corp	3,181
24,304	*	General Communication, Inc (Class A)	231
7,568	*,e	Hawaiian Telcom Holdco, Inc	201
10,686		HickoryTech Corp	122
10,513		IDT Corp (Class B)	187
38,233	*	inContact, Inc	316
25,073		Inteliquent, Inc	242
17,103	*	Intelsat S.A.	410
49,634	*,e	Iridium Communications, Inc	342
46,753	*	Leap Wireless International, Inc	738
124,143	*	Level 3 Communications, Inc	3,313
11,759		Lumos Networks Corp	255
128,273	*,e	NII Holdings, Inc (Class B)	779
11,759		NTELOS Holdings Corp	221
28,044	*	Orbcomm, Inc	148
42,630	*	Premiere Global Services, Inc	425
9,204		Primus Telecommunications Group, Inc	31
97,128	*	SBA Communications Corp (Class A)	7,815
18,151		Shenandoah Telecom Co	437
644,967	*	Sprint Corp	4,005
5,256	*	Straight Path Communications, Inc	28
70,668		Telephone & Data Systems, Inc	2,088
131,164	e	T-Mobile US, Inc	3,406
49,246	*,e	Towerstream Corp	141
114,391	*	tw telecom inc (Class A)	3,416
9,529		US Cellular Corp	434
18,421		USA Mobility, Inc	261
2,179,958		Verizon Communications, Inc	101,717
119,221	*	Vonage Holdings Corp	374
447,435	e	Windstream Holdings, Inc	3,579
		TOTAL TELECOMMUNICATION SERVICES	311,804

TRANSPORTATION - 2.0%
44,655	*	Air Transport Services Group, Inc	334
53,479		Alaska Air Group, Inc	3,349
12,124		Allegiant Travel Co	1,277
5,591		Amerco, Inc	1,029
19,331		Arkansas Best Corp	496
19,165	*	Atlas Air Worldwide Holdings, Inc	884
84,343	*	Avis Budget Group, Inc	2,432
16,346	*	Celadon Group, Inc	305
311

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
122,174	e	CH Robinson Worldwide, Inc	$7,277
42,760		Con-Way, Inc	1,843
25,778		Copa Holdings S.A. (Class A)	3,575
778,363		CSX Corp	20,035
654,973		Delta Air Lines, Inc	15,451
13,483	*	Echo Global Logistics, Inc	282
157,007		Expeditors International of Washington, Inc	6,918
242,042		FedEx Corp	27,619
22,919		Forward Air Corp	925
32,826	*	Genesee & Wyoming, Inc (Class A)	3,052
40,654	*,e	Hawaiian Holdings, Inc	302
38,365		Heartland Express, Inc	544
262,970	*	Hertz Global Holdings, Inc	5,827
28,105	*	Hub Group, Inc (Class A)	1,103
4,290		International Shipholding Corp	118
70,664		J.B. Hunt Transport Services, Inc	5,154
181,414	*,e	JetBlue Airways Corp	1,208
83,991		Kansas City Southern Industries, Inc	9,185
42,550	*	Kirby Corp	3,683
42,524		Knight Transportation, Inc	702
35,503		Landstar System, Inc	1,987
17,739		Marten Transport Ltd	304
32,238		Matson, Inc	846
240,008		Norfolk Southern Corp	18,565
54,394	*	Old Dominion Freight Line	2,502
31,042	*	Pacer International, Inc	192
6,136	*	Park-Ohio Holdings Corp	236
4,942	*	Patriot Transportation Holding, Inc	167
16,337	*	Quality Distribution, Inc	151
36,815	*	Republic Airways Holdings, Inc	438
13,212	*	Roadrunner Transportation Services Holdings, Inc	373
39,335		Ryder System, Inc	2,348
18,094	*	Saia, Inc	564
40,260		Skywest, Inc	585
548,845		Southwest Airlines Co	7,991
45,773	*	Spirit Airlines, Inc	1,569
63,781	*	Swift Transportation Co, Inc	1,288
263,091	*	UAL Corp	8,080
14,027	*	Ultrapetrol Bahamas Ltd	52
355,635		Union Pacific Corp	55,244
553,590		United Parcel Service, Inc (Class B)	50,581
3,884		Universal Truckload Services, Inc	104
127,803	*,e	US Airways Group, Inc	2,423
80,258		UTI Worldwide, Inc	1,213
34,798	e	Werner Enterprises, Inc	812
31,643	*	Wesco Aircraft Holdings, Inc	662
13,238	*,e	XPO Logistics, Inc	287
19,309	*	YRC Worldwide, Inc	326
		TOTAL TRANSPORTATION	284,799

UTILITIES - 3.2%
471,467		AES Corp	6,266
312

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
89,215		AGL Resources, Inc	$4,107
30,845		Allete, Inc	1,490
84,216		Alliant Energy Corp	4,173
184,363		Ameren Corp	6,423
371,789		American Electric Power Co, Inc	16,117
29,456		American States Water Co	812
136,951		American Water Works Co, Inc	5,653
134,973		Aqua America, Inc	3,338
4,909		Artesian Resources Corp	109
85,946	e	Atlantic Power Corp	370
69,174		Atmos Energy Corp	2,946
43,026		Avista Corp	1,136
33,522		Black Hills Corp	1,671
35,650		California Water Service Group	724
300,049	*	Calpine Corp	5,830
325,746		Centerpoint Energy, Inc	7,808
7,727		Chesapeake Utilities Corp	406
46,444		Cleco Corp	2,083
203,302		CMS Energy Corp	5,351
8,405		Connecticut Water Service, Inc	270
224,400		Consolidated Edison, Inc	12,373
10,306		Consolidated Water Co, Inc	154
5,331		Delta Natural Gas Co, Inc	118
439,572		Dominion Resources, Inc	27,464
133,457		DTE Energy Co	8,805
539,217		Duke Energy Corp	36,009
76,383	*,e	Dynegy, Inc	1,476
250,910		Edison International	11,557
30,616		El Paso Electric Co	1,023
33,239		Empire District Electric Co	720
136,937		Entergy Corp	8,653
655,684		Exelon Corp	19,434
317,956		FirstEnergy Corp	11,589
10,513	*	Genie Energy Ltd	103
117,135		Great Plains Energy, Inc	2,600
73,366	e	Hawaiian Electric Industries, Inc	1,841
38,056		Idacorp, Inc	1,842
59,780		Integrys Energy Group, Inc	3,341
41,449		ITC Holdings Corp	3,890
24,878		Laclede Group, Inc	1,119
144,429		MDU Resources Group, Inc	4,040
17,500		MGE Energy, Inc	955
11,759		Middlesex Water Co	252
55,740		National Fuel Gas Co	3,833
31,721		New Jersey Resources Corp	1,397
323,464		NextEra Energy, Inc	25,929
237,792		NiSource, Inc	7,345
239,328		Northeast Utilities	9,872
22,143		Northwest Natural Gas Co	930
27,832		NorthWestern Corp	1,250
248,809		NRG Energy, Inc	6,800
17,100	*	NRG Yield, Inc	518
313

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES		COMPANY	(000)
180,510		NV Energy, Inc	$4,262
150,808		OGE Energy Corp	5,443
158,189		Oneok, Inc	8,435
13,917	e	Ormat Technologies, Inc	373
27,545		Otter Tail Corp	760
189,953	e	Pepco Holdings, Inc	3,507
336,858		PG&E Corp	13,784
58,322		Piedmont Natural Gas Co, Inc	1,918
83,775		Pinnacle West Capital Corp	4,586
60,937		PNM Resources, Inc	1,379
58,032		Portland General Electric Co	1,638
474,494		PPL Corp	14,415
384,544		Public Service Enterprise Group, Inc	12,663
13,764	*,e	Pure Cycle Corp	64
135,152		Questar Corp	3,040
106,249		SCANA Corp	4,892
186,980		Sempra Energy	16,005
12,005		SJW Corp	336
24,625		South Jersey Industries, Inc	1,443
664,736		Southern Co	27,374
34,400		Southwest Gas Corp	1,720
163,004		TECO Energy, Inc	2,696
85,402		UGI Corp	3,342
38,476		UIL Holdings Corp	1,431
10,272		Unitil Corp	301
30,975		UNS Energy Corp	1,444
62,331		Vectren Corp	2,079
95,865	e	Westar Energy, Inc	2,938
39,376		WGL Holdings, Inc	1,682
173,951		Wisconsin Energy Corp	7,024
379,157		Xcel Energy, Inc	10,468
9,006		York Water Co	181
		TOTAL UTILITIES	455,938

		TOTAL COMMON STOCKS	14,446,962
		(Cost $9,132,564)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
8,193	e	Magnum Hunter Resources Corp	0	^
		TOTAL ENERGY	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	*,m	Clinical Data, Inc	10
4,045	*,m	Omthera Pharmaceuticals, Inc	2
28,951	m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	16

REAL ESTATE - 0.0%
1,735		Tejon Ranch Co	5
		TOTAL REAL ESTATE	5

SOFTWARE & SERVICES - 0.0%
19,206	*,m	Gerber Scientific, Inc	0	^
		TOTAL SOFTWARE & SERVICES	0	^

		TOTAL RIGHTS / WARRANTS	21
		(Cost $10)
314

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 3.4%

GOVERNMENT AGENCY DEBT - 0.1%
$1,800,000	d	Federal Home Loan Mortgage Corp (FHLMC)	0.025%	12/16/13	$1,800
12,000,000		Federal National Mortgage Association (FNMA)	0.030	12/17/13	11,999
		TOTAL GOVERNMENT AGENCY DEBT			13,799

TREASURY DEBT - 0.1%
3,000,000	d	United States Treasury Bill	0.040	10/10/13	3,000
1,400,000	d	United States Treasury Bill	0.035	10/31/13	1,400
500,000	d	United States Treasury Bill	0.050	12/05/13	500
3,400,000	d	United States Treasury Bill	0.040-0.047	12/19/13	3,400
2,400,000	d	United States Treasury Bill	0.081	03/06/14	2,400
2,000,000	d	United States Treasury Bill	0.088	05/29/14	1,999
10,400,000	d	United States Treasury Bill	0.106	08/21/14	10,393
		TOTAL TREASURY DEBT			23,092

SHARES		COMPANY
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
460,424,034	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			460,424
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			460,424

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			460,424

		TOTAL SHORT-TERM INVESTMENTS			497,315
		(Cost $497,311)
		TOTAL INVESTMENTS - 103.1%			14,944,298
		(Cost $9,629,885)
		OTHER ASSETS & LIABILITIES, NET - (3.1)%			(455,859)
		NET ASSETS - 100.0%			$14,488,439

Abbreviation(s):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $446,803,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$3,283,500	i	Apex Tool Group LLC	4.500%	01/31/20	$3,286
4,863,250	i	TransDigm, Inc	3.750	02/28/20	4,838
		TOTAL CAPITAL GOODS			8,124

FOOD, BEVERAGE & TOBACCO - 0.1%
10,773,000	i	HJ Heinz Co	3.250	06/07/19	10,766
		TOTAL FOOD, BEVERAGE & TOBACCO			10,766

MEDIA - 0.0%
1,840,750	i	Univision Communications, Inc	4.000	03/01/20	1,818
		TOTAL MEDIA			1,818

UTILITIES - 0.0%
198,000	i	Calpine Corp	4.000	10/09/19	198
		TOTAL UTILITIES			198

		TOTAL BANK LOAN OBLIGATIONS			20,906
		(Cost $20,921)

BONDS - 97.7%

CORPORATE BONDS - 32.6%

AUTOMOBILES & COMPONENTS - 0.1%
10,300,000		Ford Motor Co	4.750	01/15/43	9,192
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,694
		TOTAL AUTOMOBILES & COMPONENTS			13,886

BANKS - 5.0%
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.875	09/25/17	4,953
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	4,770
4,800,000	g	Banco de Credito del Peru	5.375	09/16/20	4,824
5,950,000	g	Banco de Credito e Inversiones	4.000	02/11/23	5,419
4,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	4,534
2,700,000	g	Banco del Estado de Chile	3.875	02/08/22	2,611
5,600,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	5,138
7,255,000		Bancolombia S.A.	5.950	06/03/21	7,364
11,786,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	11,732
1,500,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	1,476
3,800,000	g	Bank of India	3.625	09/21/18	3,597
11,505,000	g	Bank of Montreal	2.850	06/09/15	11,958
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$27,700,000	g	Bank of Montreal	2.625%	01/25/16	$28,905
50,520,000	g	Bank of Nova Scotia	1.650	10/29/15	51,576
39,500,000	g	Bank of Nova Scotia	2.150	08/03/16	40,851
5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,959
3,400,000		BB&T Corp	2.050	06/19/18	3,386
5,190,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	5,073
16,200,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	16,500
3,000,000	g	Caixa Economica Federal	2.375	11/06/17	2,805
4,500,000	g	Caixa Economica Federal	4.500	10/03/18	4,469
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,218
12,500,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	13,080
4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,209
11,400,000		Citigroup, Inc	2.500	09/26/18	11,337
10,775,000		Citigroup, Inc	6.675	09/13/43	11,604
5,300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	5,639
5,950,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	5,957
6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,596
11,730,000	g	Depfa ACS Bank	5.125	03/16/37	9,736
2,350,000	g	HSBC Bank plc	1.500	05/15/18	2,284
7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,720
7,000,000		HSBC Bank USA NA	4.625	04/01/14	7,136
1,550,000		HSBC Holdings plc	4.000	03/30/22	1,577
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,380
11,275,000		HSBC USA, Inc	2.375	02/13/15	11,528
11,350,000		HSBC USA, Inc	1.625	01/16/18	11,126
4,150,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	4,223
2,595,000		JPMorgan Chase & Co	5.125	09/15/14	2,702
17,800,000		JPMorgan Chase & Co	1.625	05/15/18	17,239
9,125,000		JPMorgan Chase & Co	5.400	01/06/42	9,599
3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,281
3,000,000	g	Korea Exchange Bank	3.125	06/26/17	3,080
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	4,361
6,225,000	g	PKO Finance AB	4.630	09/26/22	6,111
4,250,000		PNC Bank NA	2.700	11/01/22	3,873
9,400,000		PNC Bank NA	2.950	01/30/23	8,702
8,000,000		PNC Funding Corp	5.125	02/08/20	8,899
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,370
12,000,000		Royal Bank of Canada	1.200	09/19/17	11,858
11,300,000		Royal Bank of Canada	2.200	07/27/18	11,336
15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,700
7,750,000	g	Standard Chartered plc	3.950	01/11/23	7,290
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,444
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,271
495,000		Toronto-Dominion Bank	2.500	07/14/16	514
26,500,000	g	Toronto-Dominion Bank	1.625	09/14/16	27,017
10,000,000		Toronto-Dominion Bank	2.375	10/19/16	10,343
70,000,000	g	Toronto-Dominion Bank	1.500	03/13/17	70,672
1,950,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,740
9,100,000	g	Turkiye Is Bankasi	3.750	10/10/18	8,463
7,100,000		Union Bank NA	2.125	06/16/17	7,139
2,000,000		Union Bank of California NA	5.950	05/11/16	2,223
5,700,000		UnionBanCal Corp	3.500	06/18/22	5,567
5,000,000		US Bancorp	4.950	10/30/14	5,241
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,800,000		US Bancorp	1.650%	05/15/17	$5,834
5,550,000		US Bancorp	2.950	07/15/22	5,221
1,980,000		Wachovia Bank NA	4.800	11/01/14	2,070
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,288
5,000,000		Wachovia Corp	4.875	02/15/14	5,082
12,500,000		Wells Fargo & Co	1.500	07/01/15	12,657
10,550,000		Wells Fargo & Co	1.500	01/16/18	10,381
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,945
		TOTAL BANKS			669,763

CAPITAL GOODS - 0.8%
8,000,000		Caterpillar, Inc	1.375	05/27/14	8,049
12,050,000		Caterpillar, Inc	1.500	06/26/17	11,985
8,000,000		Deere & Co	2.600	06/08/22	7,547
6,350,000	g	EADS Finance BV	2.700	04/17/23	5,850
4,680,000	g	Ferreycorp SAA	4.875	04/26/20	4,306
9,100,000	g	Myriad International Holdings BV	6.000	07/18/20	9,555
1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,212
4,850,000		Seagate HDD Cayman	7.000	11/01/21	5,383
11,000,000	g	Seagate HDD Cayman	4.750	06/01/23	10,587
665,000	g	Sealed Air Corp	6.500	12/01/20	697
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,298
2,000,000		SPX Corp	6.875	09/01/17	2,220
10,000,000	g	TSMC Global Ltd	1.625	04/03/18	9,634
6,200,000	g	Turlock Corp	1.500	11/02/17	6,113
2,075,000	g	Turlock Corp	4.000	11/02/32	1,908
8,950,000		United Technologies Corp	1.800	06/01/17	9,106
5,950,000		United Technologies Corp	4.500	06/01/42	5,780
		TOTAL CAPITAL GOODS			101,230

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
1,425,000	g	ADT Corp	6.250	10/15/21	1,446
10,290,000		Republic Services, Inc	3.800	05/15/18	10,958
5,375,000		Republic Services, Inc	3.550	06/01/22	5,246
7,150,000		Waste Management, Inc	2.600	09/01/16	7,389
32,550,000		Waste Management, Inc	2.900	09/15/22	30,328
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			55,367

CONSUMER DURABLES & APPAREL - 0.3%
12,174,000		DR Horton, Inc	3.625	02/15/18	11,991
4,450,000		DR Horton, Inc	4.375	09/15/22	4,049
5,000,000		DR Horton, Inc	5.750	08/15/23	5,038
1,500,000		Hanesbrands, Inc	6.375	12/15/20	1,616
3,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	3,270
11,900,000		PVH Corp	4.500	12/15/22	11,246
2,625,000		Whirlpool Corp	3.700	03/01/23	2,540
		TOTAL CONSUMER DURABLES & APPAREL			39,750

CONSUMER SERVICES - 0.9%
850,000	g	ARAMARK Corp	5.750	03/15/20	858
2,000,000		DineEquity, Inc	9.500	10/30/18	2,225
5,000,000		Johns Hopkins University	4.083	07/01/53	4,506
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,190
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,000,000		President and Fellows of Harvard College	3.529%	10/01/31	$7,204
14,250,000		President and Fellows of Harvard College	3.619	10/01/37	12,434
11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	11,743
8,650,000	g	SABMiller Holdings, Inc	4.950	01/15/42	8,621
40,000,000		Stanford University	4.013	05/01/42	36,275
21,000,000		University of Chicago	4.151	10/01/45	18,714
2,475,000		Walt Disney Co	4.500	12/15/13	2,496
7,900,000		Walt Disney Co	0.450	12/01/15	7,859
9,900,000		Walt Disney Co	3.700	12/01/42	8,502
		TOTAL CONSUMER SERVICES			123,627

DIVERSIFIED FINANCIALS - 5.9%
6,165,000	g	Abbey National Treasury Services plc	3.875	11/10/14	6,361
3,875,000		Abbey National Treasury Services plc	4.000	04/27/16	4,118
8,755,000	g	Ajecorp BV	6.500	05/14/22	8,514
7,100,000		American Express Centurion Bank	0.875	11/13/15	7,099
2,000,000		American Express Centurion Bank	6.000	09/13/17	2,319
17,175,000		American Express Credit Corp	1.750	06/12/15	17,488
9,275,000		American Express Credit Corp	1.300	07/29/16	9,331
7,700,000		American Express Credit Corp	2.800	09/19/16	8,056
9,800,000		American Express Credit Corp	2.125	07/27/18	9,838
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,664
15,175,000		Bank of America Corp	3.750	07/12/16	16,081
18,550,000		Bank of America Corp	5.300	03/15/17	20,444
8,525,000		Bank of America Corp	6.000	09/01/17	9,654
5,725,000		Bank of America Corp	5.750	12/01/17	6,458
9,500,000		Bank of America Corp	2.000	01/11/18	9,343
15,075,000		Bank of America Corp	3.300	01/11/23	14,122
18,625,000		Bank of America Corp	4.100	07/24/23	18,509
10,900,000		Bank of America Corp	5.875	02/07/42	12,102
2,250,000		Bank of New York Mellon Corp	1.200	02/20/15	2,270
6,250,000	i	Bank of New York Mellon Corp	1.969	06/20/17	6,306
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,754
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,525
9,075,000	g	BBVA Bancomer S.A.	6.750	09/30/22	9,393
7,250,000		BlackRock, Inc	3.500	12/10/14	7,503
15,000,000		BlackRock, Inc	1.375	06/01/15	15,216
7,000,000		BlackRock, Inc	4.250	05/24/21	7,452
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	11,125
24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,900
7,300,000		Capital One Financial Corp	3.150	07/15/16	7,626
12,640,000		Citigroup, Inc	5.000	09/15/14	13,116
2,432,000		Citigroup, Inc	5.500	10/15/14	2,548
6,400,000		Citigroup, Inc	2.250	08/07/15	6,525
8,425,000		Citigroup, Inc	1.300	04/01/16	8,408
21,575,000		Citigroup, Inc	3.500	05/15/23	19,469
12,200,000		Citigroup, Inc	5.875	01/30/42	13,565
10,000,000	i	Citigroup, Inc	5.350	12/30/49	8,700
3,700,000		Countrywide Financial Corp	6.250	05/15/16	4,091
2,750,000		Export-Import Bank of Korea	2.875	09/17/18	2,767
10,000,000	g	FMR LLC	4.950	02/01/33	9,766
11,425,000	g	FMR LLC	5.150	02/01/43	10,938
6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	7,116
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,340,000		Ford Motor Credit Co LLC	6.625%	08/15/17	$3,849
7,325,000		Ford Motor Credit Co LLC	5.000	05/15/18	8,025
6,750,000		Ford Motor Credit Co LLC	4.375	08/06/23	6,754
17,000,000		General Electric Capital Corp	1.625	07/02/15	17,250
7,200,000		General Electric Capital Corp	2.100	12/11/19	7,081
35,975,000		General Electric Capital Corp	3.100	01/09/23	33,654
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,665
375,000		General Electric Capital Corp	6.875	01/10/39	460
5,125,000	g	General Motors Financial Co, Inc	2.750	05/15/16	5,112
19,240,000		Goldman Sachs Group, Inc	3.300	05/03/15	19,895
11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	10,996
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,168
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,235
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	11,483
9,599,000		HSBC Finance Corp	6.676	01/15/21	10,962
1,440,000	g	Hyundai Capital America, Inc	3.750	04/06/16	1,511
1,800,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	1,922
2,750,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	2,859
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,891
9,250,000		International Lease Finance Corp	5.750	05/15/16	9,808
8,400,000		International Lease Finance Corp	3.875	04/15/18	8,116
3,200,000		International Lease Finance Corp	5.875	04/01/19	3,332
10,000,000		International Lease Finance Corp	5.875	08/15/22	9,850
3,030,000	g	Inversiones CMPC S.A.	4.375	05/15/23	2,817
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	5,682
5,745,000	g	Lukoil International Finance BV	6.125	11/09/20	6,118
5,100,000	g	LUKOIL International Finance BV	4.563	04/24/23	4,744
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,376
8,025,000		Merrill Lynch & Co, Inc	6.875	04/25/18	9,457
10,300,000		Morgan Stanley	1.750	02/25/16	10,350
7,550,000		Morgan Stanley	3.750	02/25/23	7,278
7,550,000		Morgan Stanley	4.100	05/22/23	7,042
7,250,000		Morgan Stanley	6.375	07/24/42	8,205
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	5,221
6,615,000	g	Odebrecht Finance Ltd	5.125	06/26/22	6,400
2,725,000	g	Odebrecht Finance Ltd	7.125	06/26/42	2,596
9,100,000	g	Reliance Holdings USA	4.500	10/19/20	8,982
6,350,000		State Street Corp	4.300	05/30/14	6,517
7,075,000		State Street Corp	3.100	05/15/23	6,599
3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,845
5,700,000		SunTrust Bank	2.750	05/01/23	5,181
55,504,641		Tagua Leasing LLC	1.900	07/12/24	54,124
12,790,000	g	Temasek Financial I Ltd	2.375	01/23/23	11,706
7,650,000		Toyota Motor Credit Corp	2.050	01/12/17	7,826
2,075,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	1,930
2,325,000		UBS AG.	2.250	01/28/14	2,340
3,350,000	g	UBS AG.	1.875	01/23/15	3,408
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,396
6,125,000		Unilever Capital Corp	2.200	03/06/19	6,169
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,167
3,150,000	g	Waha Aerospace BV	3.925	07/28/20	3,292
		TOTAL DIVERSIFIED FINANCIALS			788,226
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
ENERGY - 3.0%
$7,950,000		Anadarko Petroleum Corp	5.950%	09/15/16	$8,927
2,445,000		Anadarko Petroleum Corp	6.950	06/15/19	2,947
3,650,000		Apache Corp	1.750	04/15/17	3,680
12,170,000		Apache Corp	4.750	04/15/43	11,520
3,750,000		Ashland, Inc	3.875	04/15/18	3,703
13,650,000		Ashland, Inc	4.750	08/15/22	12,797
3,415,000		Baker Hughes, Inc	3.200	08/15/21	3,439
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,006
6,250,000		Chevron Corp	2.355	12/05/22	5,754
3,690,000		Cimarex Energy Co	5.875	05/01/22	3,727
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,050
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,160
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,407
7,000,000		ConocoPhillips	4.600	01/15/15	7,355
7,600,000		ConocoPhillips	6.500	02/01/39	9,557
2,075,000		Continental Resources, Inc	5.000	09/15/22	2,088
1,825,000		Devon Energy Corp	1.875	05/15/17	1,829
6,800,000		Devon Energy Corp	5.600	07/15/41	6,951
3,150,000		Devon Energy Corp	4.750	05/15/42	2,874
3,805,000		Ecopetrol S.A.	4.250	09/18/18	3,914
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	4,898
3,448,000	g	Empresa Nacional del Petroleo	4.750	12/06/21	3,391
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,511
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,204
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,216
7,500,000		Enterprise Products Operating LLC	4.850	03/15/44	6,990
1,950,000		EOG Resources, Inc	2.625	03/15/23	1,796
700,000		Gaz Capital S.A.	6.510	03/07/22	749
3,000,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	3,165
5,300,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	5,048
4,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	07/19/22	4,300
5,700,000		Hess Corp	5.600	02/15/41	5,860
1,900,000	g	Indo Energy Finance II BV	6.375	01/24/23	1,596
4,430,000	g	KMG Finance Sub BV	6.375	04/09/21	4,851
5,530,000		Marathon Petroleum Corp	3.500	03/01/16	5,808
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,080
4,240,000		MarkWest Energy Partners LP	5.500	02/15/23	4,251
2,525,000		Newfield Exploration Co	5.625	07/01/24	2,443
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,574
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,958
8,000,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	7,340
7,444,000		Occidental Petroleum Corp	1.500	02/15/18	7,323
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	7,802
800,000		Pemex Project Funding Master Trust	5.750	03/01/18	886
3,040,000		Pemex Project Funding Master Trust	6.625	06/15/35	3,211
2,000,000	g	Pertamina Persero PT	4.875	05/03/22	1,810
2,300,000	g	Pertamina Persero PT	4.300	05/20/23	1,966
3,000,000	g	Pertamina PT	5.250	05/23/21	2,842
1,850,000	i	Petrobras Global Finance BV	1.884	05/20/16	1,841
2,000,000	i	Petrobras Global Finance BV	2.408	01/15/19	1,962
810,000		Petrobras Global Finance BV	4.375	05/20/23	741
2,080,000		Petrobras International Finance Co	3.875	01/27/16	2,146
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$6,050,000		Petrobras International Finance Co	3.500%	02/06/17	$6,143
4,500,000		Petrobras International Finance Co	7.875	03/15/19	5,180
2,000,000		Petrobras International Finance Co	6.875	01/20/40	1,965
4,350,000		Petroleos Mexicanos	3.500	07/18/18	4,404
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,502
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,775
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,280
1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,530
19,000,000		Petroleos Mexicanos	1.950	12/20/22	18,899
10,165,000		Petroleos Mexicanos	2.000	12/20/22	10,134
1,500,000		Petroleos Mexicanos	3.500	01/30/23	1,363
6,150,000		Petroleos Mexicanos	6.500	06/02/41	6,374
2,250,000		Petroleos Mexicanos	5.500	06/27/44	2,043
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	5,079
7,400,000		Phillips 66	1.950	03/05/15	7,512
6,125,000		Phillips 66	4.300	04/01/22	6,244
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	3,030
2,674,000		Precision Drilling Trust	6.625	11/15/20	2,828
2,800,000	g	PTT Exploration & Production PCL	3.707	09/16/18	2,828
3,000,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	3,193
3,335,000		Range Resources Corp	5.000	08/15/22	3,227
3,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	2,767
7,925,000	g	Schlumberger Investment S.A.	2.400	08/01/22	7,281
7,620,000		Shell International Finance BV	4.300	09/22/19	8,412
4,650,000		Shell International Finance BV	4.550	08/12/43	4,581
2,800,000		Statoil ASA	2.900	10/15/14	2,873
2,075,000		Statoil ASA	1.200	01/17/18	2,034
5,300,000		Statoil ASA	2.450	01/17/23	4,843
4,025,000		Total Capital Canada Ltd	1.450	01/15/18	3,971
6,100,000		Total Capital International S.A.	1.500	02/17/17	6,146
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	3,767
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,838
5,025,000		Vale Overseas Ltd	4.375	01/11/22	4,841
2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,799
3,375,000		Valero Energy Corp	4.500	02/01/15	3,535
		TOTAL ENERGY			394,465

FOOD & STAPLES RETAILING - 0.2%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,920
4,000,000		CVS Caremark Corp	2.750	12/01/22	3,696
7,300,000	g	Ingles Markets, Inc	5.750	06/15/23	7,044
880,000		Stater Bros Holdings, Inc	7.750	04/15/15	882
900,000		Stater Bros Holdings, Inc	7.375	11/15/18	952
		TOTAL FOOD & STAPLES RETAILING			18,494

FOOD, BEVERAGE & TOBACCO - 1.0%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	6,592
10,575,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	10,531
24,650,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	22,804
5,125,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	5,099
3,270,000	g	BRF-Brasil Foods S.A.	3.950	05/22/23	2,812
3,250,000		ConAgra Foods, Inc	1.300	01/25/16	3,253
5,525,000	g	Embotelladora Andina S.A.	5.000	10/01/23	5,539
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,350,000		Fomento Economico Mexicano SAB de C.V.	2.875%	05/10/23	$2,981
4,080,000		General Mills, Inc	5.200	03/17/15	4,347
5,525,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	5,537
2,530,000		Kraft Foods, Inc	6.125	02/01/18	2,925
23,225,000		Kraft Foods, Inc	5.375	02/10/20	26,225
8,105,000		Kraft Foods, Inc	6.500	02/09/40	9,513
625,000		PepsiAmericas, Inc	4.375	02/15/14	634
680,000		PepsiCo, Inc	7.900	11/01/18	866
13,500,000		PepsiCo, Inc	2.750	03/01/23	12,645
6,850,000	g	Pernod Ricard S.A.	4.250	07/15/22	6,916
2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,075
1,600,000		Philip Morris International, Inc	6.375	05/16/38	1,901
		TOTAL FOOD, BEVERAGE & TOBACCO			133,195

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
7,290,000		Baxter International, Inc	3.200	06/15/23	7,113
3,900,000		Becton Dickinson & Co	1.750	11/08/16	3,980
2,325,000		CHS/Community Health Systems	5.125	08/15/18	2,366
7,150,000		Covidien International Finance S.A.	1.350	05/29/15	7,220
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,724
4,475,000	h	Edwards Lifesciences Corp	2.875	10/15/18	4,457
6,500,000		Express Scripts Holding Co	2.100	02/12/15	6,604
6,850,000		Express Scripts Holding Co	3.900	02/15/22	6,939
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,624
4,000,000	g	Fresenius Medical Care II	5.625	07/31/19	4,170
4,560,000		HCA, Inc	6.500	02/15/20	4,942
9,575,000		HCA, Inc	5.875	03/15/22	9,838
5,000,000		HCA, Inc	5.875	05/01/23	4,912
3,500,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	3,444
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,751
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,862
6,125,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	6,237
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			84,183

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
7,175,000		Clorox Co	3.800	11/15/21	7,241
2,620,000		Colgate-Palmolive Co	2.300	05/03/22	2,460
4,525,000		Ecolab, Inc	1.450	12/08/17	4,436
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			14,137

INSURANCE - 1.6%
3,825,000		ACE INA Holdings, Inc	5.875	06/15/14	3,962
6,560,000		Aetna, Inc	6.500	09/15/18	7,768
1,925,000		Aetna, Inc	6.625	06/15/36	2,308
6,200,000		Allstate Corp	3.150	06/15/23	6,004
6,200,000		Allstate Corp	4.500	06/15/43	6,010
8,900,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	8,688
3,750,000		Chubb Corp	6.000	05/11/37	4,457
1,390,000		CIGNA Corp	5.125	06/15/20	1,532
6,900,000		CIGNA Corp	4.500	03/15/21	7,369
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,918
4,500,000		Hartford Financial Services Group, Inc	4.000	10/15/17	4,822
2,800,000		Lincoln National Corp	7.000	06/15/40	3,536
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,250,000	g	MetLife Institutional Funding II	1.625%	04/02/15	$5,319
7,675,000		Metlife, Inc	6.750	06/01/16	8,795
4,500,000		Metlife, Inc	5.700	06/15/35	4,982
6,500,000		Metlife, Inc	4.125	08/13/42	5,715
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,801
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	5,509
5,000,000		Progressive Corp	3.750	08/23/21	5,167
2,000,000		Prudential Financial, Inc	3.875	01/14/15	2,079
4,200,000		Prudential Financial, Inc	2.300	08/15/18	4,237
8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,968
8,000,000		Prudential Financial, Inc	5.400	06/13/35	8,331
5,000,000		Prudential Financial, Inc	6.625	06/21/40	6,037
7,775,000		Prudential Financial, Inc	5.100	08/15/43	7,690
8,650,000	i	Prudential Financial, Inc	5.200	03/15/44	7,846
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,653
2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,282
6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	5,332
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,959
7,875,000		UnitedHealth Group, Inc	0.850	10/15/15	7,895
6,000,000		UnitedHealth Group, Inc	1.400	10/15/17	5,923
7,450,000		UnitedHealth Group, Inc	3.950	10/15/42	6,389
6,750,000		WellPoint, Inc	3.125	05/15/22	6,409
7,850,000		WellPoint, Inc	4.625	05/15/42	7,179
7,000,000		Willis Group Holdings plc	4.125	03/15/16	7,351
2,400,000		WR Berkley Corp	5.375	09/15/20	2,623
		TOTAL INSURANCE			208,845

MATERIALS - 1.9%
4,150,000		3M Co	5.700	03/15/37	4,832
6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,178
1,125,000		Airgas, Inc	4.500	09/15/14	1,166
1,000,000		Airgas, Inc	7.125	10/01/18	1,036
2,150,000	g	Anglo American Capital plc	4.450	09/27/20	2,116
1,860,000		ArcelorMittal	4.250	08/05/15	1,916
3,500,000		ArcelorMittal	5.000	02/25/17	3,640
355,000		Ball Corp	7.375	09/01/19	384
4,000,000		Ball Corp	5.750	05/15/21	4,220
1,365,000		Ball Corp	5.000	03/15/22	1,324
8,960,000		Ball Corp	4.000	11/15/23	8,042
7,925,000		Barrick Gold Corp	4.100	05/01/23	6,979
7,175,000		Barrick North America Finance LLC	4.400	05/30/21	6,667
5,000,000	g	Braskem Finance Ltd	5.750	04/15/21	4,900
3,000,000		Celanese US Holdings LLC	6.625	10/15/18	3,240
8,300,000	g	Cemex SAB de C.V.	7.250	01/15/21	8,279
2,000,000		CF Industries, Inc	6.875	05/01/18	2,350
3,175,000		CF Industries, Inc	7.125	05/01/20	3,722
7,150,000	g	Cia Minera Milpo SAA	4.625	03/28/23	6,435
3,550,000		Corning, Inc	1.450	11/15/17	3,509
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,383
5,100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	4,999
2,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,649
4,030,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	3,320
9,270,000		Crown Americas LLC	6.250	02/01/21	9,687
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,085,000	g	Crown Americas LLC	4.500%	01/15/23	$1,908
5,500,000		E.I. du Pont de Nemours & Co	3.250	01/15/15	5,690
6,000,000		E.I. du Pont de Nemours & Co	4.625	01/15/20	6,606
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,120
12,625,000	g	Freeport McMoran	2.375	03/15/18	12,201
12,000,000	g	Freeport McMoran	3.100	03/15/20	11,284
12,500,000	g	Glencore Funding LLC	2.500	01/15/19	11,717
1,400,000		Greif, Inc	7.750	08/01/19	1,582
13,016,000		International Paper Co	4.750	02/15/22	13,708
4,250,000		International Paper Co	7.300	11/15/39	5,186
3,000,000		LyondellBasell Industries NV	5.000	04/15/19	3,302
2,125,000	g	Mexichem SAB de C.V.	4.875	09/19/22	2,061
7,500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	7,681
9,100,000		Rio Tinto Finance USA plc	2.250	12/14/18	8,972
9,525,000		Rio Tinto Finance USA plc	2.875	08/21/22	8,752
5,000,000		Rock Tenn Co	3.500	03/01/20	4,944
3,000,000		Rock Tenn Co	4.000	03/01/23	2,907
12,475,000		Sherwin-Williams Co	1.350	12/15/17	12,180
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,208
4,625,000		Teck Resources Ltd	2.500	02/01/18	4,576
9,950,000		Teck Resources Ltd	3.750	02/01/23	9,159
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,803
3,950,000		Teck Resources Ltd	5.200	03/01/42	3,359
4,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	3,931
		TOTAL MATERIALS			252,810

MEDIA - 1.6%
1,800,000		CCO Holdings LLC	6.500	04/30/21	1,827
1,960,000		CCO Holdings LLC	6.625	01/31/22	1,989
5,000,000		CCO Holdings LLC	5.750	01/15/24	4,725
1,000,000		Cinemark USA, Inc	5.125	12/15/22	938
4,275,000		Cinemark USA, Inc	4.875	06/01/23	3,933
33,000,000		Comcast Corp	4.250	01/15/33	31,121
7,000,000		DIRECTV Holdings LLC	2.400	03/15/17	7,032
6,850,000		DIRECTV Holdings LLC	3.800	03/15/22	6,393
8,725,000		Discovery Communications LLC	3.300	05/15/22	8,353
10,300,000		Discovery Communications LLC	4.875	04/01/43	9,504
3,250,000		DISH DBS Corp	4.250	04/01/18	3,254
4,250,000		DISH DBS Corp	5.125	05/01/20	4,208
2,050,000		DISH DBS Corp	5.000	03/15/23	1,901
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,644
2,160,000		Lamar Media Corp	7.875	04/15/18	2,306
1,850,000		Lamar Media Corp	5.875	02/01/22	1,850
10,000,000		Lamar Media Corp	5.000	05/01/23	9,275
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,138
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,476
10,350,000		NBC Universal Media LLC	2.875	01/15/23	9,843
2,105,000		News America, Inc	7.625	11/30/28	2,584
1,578,000		News America, Inc	6.550	03/15/33	1,796
3,575,000		News America, Inc	6.650	11/15/37	4,062
3,800,000		News America, Inc	6.900	08/15/39	4,417
3,315,000		Nielsen Finance LLC	7.750	10/15/18	3,605
2,800,000		Nielsen Finance LLC	4.500	10/01/20	2,695
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,100,000		Time Warner Cable, Inc	8.750%	02/14/19	$2,471
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	11,200
9,850,000		Time Warner Cable, Inc	4.500	09/15/42	7,202
3,000,000		Time Warner, Inc	3.150	07/15/15	3,123
3,825,000		Time Warner, Inc	6.500	11/15/36	4,256
10,525,000		Time Warner, Inc	4.900	06/15/42	9,845
7,000,000	g	Univision Communications, Inc	5.125	05/15/23	6,703
4,850,000		Viacom, Inc	1.250	02/27/15	4,863
5,400,000		Viacom, Inc	2.500	12/15/16	5,533
3,000,000		Viacom, Inc	3.500	04/01/17	3,156
7,375,000		Viacom, Inc	5.850	09/01/43	7,508
		TOTAL MEDIA			213,729

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
5,000,000	g	CFR International S.p.A	5.125	12/06/22	4,589
3,140,000		Life Technologies Corp	3.500	01/15/16	3,263
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,554
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	3,014
3,500,000	g	Mylan, Inc	7.875	07/15/20	3,994
1,750,000		NBTY, Inc	9.000	10/01/18	1,921
3,850,000		Perrigo Co	2.950	05/15/23	3,722
3,450,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	3,428
5,700,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	5,344
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			33,829

REAL ESTATE - 0.8%
2,310,000		AMB Property LP	4.500	08/15/17	2,491
7,500,000		AvalonBay Communities, Inc	2.850	03/15/23	6,812
3,750,000		Boston Properties LP	3.125	09/01/23	3,435
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,089
3,965,000		Camden Property Trust	4.625	06/15/21	4,185
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,340
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,235
255,000		Federal Realty Investment Trust	5.650	06/01/16	282
700,000		Federal Realty Investment Trust	5.900	04/01/20	799
2,225,000		Federal Realty Investment Trust	3.000	08/01/22	2,066
10,700,000		Federal Realty Investment Trust	2.750	06/01/23	9,583
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,012
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,511
3,550,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	3,327
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,761
5,000,000		Highwoods Realty LP	3.625	01/15/23	4,646
3,800,000		Kilroy Realty LP	3.800	01/15/23	3,567
6,400,000		Liberty Property LP	4.125	06/15/22	6,349
4,000,000		National Retail Properties, Inc	5.500	07/15/21	4,344
5,425,000		National Retail Properties, Inc	3.300	04/15/23	4,930
2,325,000		Regency Centers LP	5.250	08/01/15	2,484
225,000		Regency Centers LP	5.875	06/15/17	251
800,000		Simon Property Group LP	5.250	12/01/16	893
4,150,000		Simon Property Group LP	2.800	01/30/17	4,300
3,040,000		Simon Property Group LP	10.350	04/01/19	4,135
1,360,000		Ventas Realty LP	3.125	11/30/15	1,420
8,050,000		Ventas Realty LP	2.000	02/15/18	7,888
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,375,000		Ventas Realty LP	2.700%	04/01/20	$3,217
2,175,000		Ventas Realty LP	3.250	08/15/22	2,032
4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,464
		TOTAL REAL ESTATE			107,848

RETAILING - 1.1%
6,600,000		AmeriGas Finance LLC	3.750	05/01/21	6,097
3,000,000		AmeriGas Partners LP	6.250	08/20/19	3,105
2,500,000		AutoNation, Inc	5.500	02/01/20	2,603
50,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	02/20/20	51,042
8,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	7,445
6,125,000		Home Depot, Inc	2.250	09/10/18	6,190
10,125,000		Home Depot, Inc	3.750	02/15/24	10,247
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,481
8,105,000		Limited Brands, Inc	5.625	02/15/22	8,308
15,225,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	13,690
8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	8,731
4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,476
2,000,000	g	QVC, Inc	7.500	10/01/19	2,152
2,475,000		QVC, Inc	5.125	07/02/22	2,433
4,400,000		QVC, Inc	4.375	03/15/23	4,092
1,275,000		Sonic Automotive, Inc	5.000	05/15/23	1,167
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	883
3,437,000		Wal-Mart Stores, Inc	4.250	04/15/21	3,733
5,000,000		Wal-Mart Stores, Inc	2.550	04/11/23	4,623
3,900,000	g	WEX, Inc	4.750	02/01/23	3,549
		TOTAL RETAILING			148,047

SOFTWARE & SERVICES - 0.3%
3,500,000	g	Activision Blizzard, Inc	5.625	09/15/21	3,504
2,075,000		Equinix, Inc	4.875	04/01/20	2,013
11,500,000		Fidelity National Information Services, Inc	5.000	03/15/22	11,667
3,075,000		NCR Corp	4.625	02/15/21	2,883
3,925,000		Oracle Corp	3.750	07/08/14	4,027
18,425,000		Oracle Corp	2.500	10/15/22	16,985
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,060
		TOTAL SOFTWARE & SERVICES			42,139

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
4,000,000		Amphenol Corp	4.750	11/15/14	4,173
1,000,000		Brocade Communications Systems, Inc	6.875	01/15/20	1,080
1,975,000		CC Holdings GS V LLC	2.381	12/15/17	1,947
5,962,000		Flextronics International Ltd	4.625	02/15/20	5,783
38,125,000		General Electric Co	0.850	10/09/15	38,213
3,300,000		General Electric Co	5.250	12/06/17	3,756
11,950,000		General Electric Co	2.700	10/09/22	11,272
5,325,000		General Electric Co	4.125	10/09/42	4,889
6,480,000		Jabil Circuit, Inc	5.625	12/15/20	6,674
7,776,000		Jabil Circuit, Inc	4.700	09/15/22	7,446
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,118
4,625,000	g	NXP BV	3.750	06/01/18	4,509
5,000,000		Scientific Games International, Inc	6.250	09/01/20	5,037
3,600,000		Xerox Corp	8.250	05/15/14	3,763
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,275,000		Xerox Corp	4.500%	05/15/21	$10,679
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			111,339

TELECOMMUNICATION SERVICES - 2.3%
2,870,000		America Movil SAB de C.V.	2.375	09/08/16	2,918
11,875,000		America Movil SAB de C.V.	3.125	07/16/22	10,930
3,575,000		American Tower Corp	4.700	03/15/22	3,474
7,500,000		American Tower Corp	3.500	01/31/23	6,584
2,500,000		AT&T, Inc	2.500	08/15/15	2,575
20,750,000		AT&T, Inc	2.950	05/15/16	21,697
7,225,000		AT&T, Inc	1.400	12/01/17	7,053
8,200,000		AT&T, Inc	2.625	12/01/22	7,350
11,500,000		AT&T, Inc	6.300	01/15/38	12,429
4,715,000		AT&T, Inc	4.350	06/15/45	3,892
4,500,000		Axiata SPV1 (Labuan) Ltd	5.375	04/28/20	4,770
13,125,000		BellSouth Corp	5.200	09/15/14	13,701
8,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	7,607
5,525,000		British Telecommunications plc	1.625	06/28/16	5,555
13,850,000		Cellco Partnership	8.500	11/15/18	17,749
4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,058
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,543
3,625,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	3,414
4,025,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	3,763
12,070,000	g	Oi S.A.	5.750	02/10/22	10,561
2,050,000	g	SES	3.600	04/04/23	1,928
7,475,000	g	Sprint Corp	7.250	09/15/21	7,550
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,298
1,998,000		Telecom Italia Capital S.A.	6.175	06/18/14	2,056
11,100,000		Telefonica Emisiones SAU	3.992	02/16/16	11,498
8,725,000		Telefonica Emisiones SAU	3.192	04/27/18	8,609
7,625,000		Telefonica Emisiones SAU	4.570	04/27/23	7,312
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	4,937
21,600,000		Verizon Communications, Inc	0.700	11/02/15	21,465
1,250,000		Verizon Communications, Inc	6.100	04/15/18	1,445
13,900,000		Verizon Communications, Inc	3.650	09/14/18	14,646
1,888,000		Verizon Communications, Inc	8.750	11/01/18	2,426
22,425,000		Verizon Communications, Inc	5.150	09/15/23	24,035
10,550,000		Verizon Communications, Inc	3.850	11/01/42	8,331
24,300,000		Verizon Communications, Inc	6.550	09/15/43	27,433
735,000		Windstream Corp	8.125	09/01/18	790
		TOTAL TELECOMMUNICATION SERVICES			301,382

TRANSPORTATION - 0.4%
1,800,000	g	Asciano Finance Ltd	3.125	09/23/15	1,836
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	6,078
5,000,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	5,025
4,000,000	g	DP World Ltd	6.850	07/02/37	4,020
2,600,071	g	Embraer Overseas Ltd	5.696	09/16/23	2,535
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	3,707
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	4,211
4,075,000	g	Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	3,885
2,400,000	g	Kansas City Southern Railway	4.300	05/15/43	2,124
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,576
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,850,000		Northrop Grumman Corp	3.250%	08/01/23	$5,529
7,750,000		United Parcel Service, Inc	3.125	01/15/21	7,855
4,900,000		United Parcel Service, Inc	3.625	10/01/42	4,201
		TOTAL TRANSPORTATION			53,582

UTILITIES - 3.2%
1,325,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,298
3,630,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	4,034
6,225,000		AES Corp	4.875	05/15/23	5,820
6,325,000		AGL Capital Corp	4.400	06/01/43	5,757
10,000,000		Alabama Power Co	3.850	12/01/42	8,669
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,715
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	14,736
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	5,524
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,712
5,500,000		Atmos Energy Corp	8.500	03/15/19	7,081
7,150,000		Atmos Energy Corp	4.150	01/15/43	6,349
1,800,000	g	Calpine Corp	7.500	02/15/21	1,912
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,475
2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,032
3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,986
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,039
3,500,000	g	CEZ AS.	4.250	04/03/22	3,497
6,125,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	5,315
2,500,000		CMS Energy Corp	5.050	02/15/18	2,769
5,450,000		CMS Energy Corp	4.700	03/31/43	5,047
2,500,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,563
2,075,000	g	Comision Federal de Electricidad	5.750	02/14/42	1,919
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,258
4,200,000		Commonwealth Edison Co	5.900	03/15/36	4,861
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,175
9,050,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	8,037
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,460
3,750,000		Detroit Edison Co	3.950	06/15/42	3,390
3,000,000		Dominion Resources, Inc	4.050	09/15/42	2,582
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,194
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,517
3,375,000		Duke Energy Ohio, Inc	3.800	09/01/23	3,449
8,800,000		Florida Power & Light Co	2.750	06/01/23	8,355
2,000,000		Florida Power Corp	6.400	06/15/38	2,436
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,604
3,000,000		Georgia Power Co	5.400	06/01/40	3,193
2,000,000		Georgia Power Co	4.300	03/15/42	1,802
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,999
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,853
3,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	3,597
3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,098
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,227
625,000	g	KazMunayGas National Co JSC	4.400	04/30/23	583
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,615
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	1,910
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,495
5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,063
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000	g	Majapahit Holding BV	7.875%	06/29/37	$3,120
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	6,603
2,800,000		Nevada Power Co	6.500	08/01/18	3,357
3,335,000		Nevada Power Co	5.450	05/15/41	3,658
7,575,000		NiSource Finance Corp	4.800	02/15/44	6,784
3,375,000		Northeast Utilities	1.450	05/01/18	3,288
2,500,000		NTPC Ltd	5.625	07/14/21	2,460
1,000,000		NTPC Ltd	4.750	10/03/22	915
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	2,980
8,400,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,050
4,850,000		ONEOK Partners LP	3.375	10/01/22	4,468
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,980
6,375,000		PacifiCorp	2.950	02/01/22	6,233
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,960
7,350,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	7,019
6,750,000		PG&E Corp	5.750	04/01/14	6,913
750,000		Potomac Electric Power Co	7.900	12/15/38	1,085
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	6,891
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,984
1,750,000		PPL Electric Utilities Corp	5.200	07/15/41	1,890
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,622
4,625,000		Public Service Co of Colorado	3.200	11/15/20	4,723
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	10,000
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	3,023
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	5,244
11,475,000		Public Service Electric & Gas Co	2.375	05/15/23	10,510
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,808
1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,328
2,300,000	g	Sabine Pass LNG LP	6.500	11/01/20	2,335
4,275,000		San Diego Gas & Electric Co	3.000	08/15/21	4,285
3,100,000		San Diego Gas & Electric Co	3.950	11/15/41	2,852
3,000,000		Sempra Energy	2.300	04/01/17	3,058
4,000,000		Sempra Energy	6.000	10/15/39	4,410
15,000,000		Southern California Edison Co	4.650	10/01/43	14,828
2,325,000		Tampa Electric Co	4.100	06/15/42	2,082
5,950,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	5,147
3,680,000		Virginia Electric and Power Co	2.950	01/15/22	3,622
6,150,000		Virginia Electric and Power Co	4.650	08/15/43	6,099
3,000,000		Williams Partners LP	3.800	02/15/15	3,114
5,075,000		Williams Partners LP	4.000	11/15/21	5,000
8,300,000		Williams Partners LP	3.350	08/15/22	7,684
6,200,000		Williams Partners LP	6.300	04/15/40	6,537
14,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	14,674
4,000,000		Xcel Energy, Inc	4.800	09/15/41	3,926
		TOTAL UTILITIES			419,551

		TOTAL CORPORATE BONDS			4,329,424
		(Cost $4,317,793)

GOVERNMENT BONDS - 56.5%

AGENCY SECURITIES - 3.0%
17,735,111		AMAL Ltd	3.465	08/21/21	18,856
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		Amber Circle Funding LTD	3.250%	12/04/22	$2,751
4,454,339		Cal Dive I- Title XI, Inc	4.930	02/01/27	4,835
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.000	07/28/14	20,462
35,000,000		Federal National Mortgage Association (FNMA)	2.625	11/20/14	35,982
5,000,000		International Bank for Reconstruction & Development	0.500	04/15/16	4,982
26,540,000		Lutheran Medical Center	1.982	02/20/30	25,088
1,334,028		National Credit Union Administration	1.840	10/07/20	1,336
17,335,971		Premier Aircraft Leasing	3.576	02/06/22	18,511
10,000,000		Private Export Funding Corp (PEFCO)	3.050	10/15/14	10,289
7,000,000		PEFCO	4.550	05/15/15	7,477
15,000,000		PEFCO	2.125	07/15/16	15,593
34,000,000		PEFCO	1.375	02/15/17	34,264
17,000,000		PEFCO	5.450	09/15/17	19,662
10,000,000		PEFCO	2.250	12/15/17	10,367
5,000,000		PEFCO	4.375	03/15/19	5,631
17,300,000		PEFCO	1.450	08/15/19	16,552
35,000,000		PEFCO	4.300	12/15/21	38,751
30,000,000		PEFCO	2.050	11/15/22	27,213
2,732,031		Totem Ocean Trailer Express, Inc	4.514	12/18/19	2,856
62,753,000		Tunisia Government AID Bonds	1.686	07/16/19	60,975
3,000,000		United States Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,373
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	14,923
		TOTAL AGENCY SECURITIES			400,729

FOREIGN GOVERNMENT BONDS - 6.4%
2,200,000	g	Banco Nacional de Desenvolvimento Economico e Social	3.375	09/26/16	2,207
4,300,000	g	Barbados Government International Bond	7.000	08/04/22	4,053
8,300,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	7,989
4,210,000		Brazilian Government International Bond	5.875	01/15/19	4,764
825,000		Brazilian Government International Bond	7.125	01/20/37	969
4,500,000		Brazilian Government International Bond	5.625	01/07/41	4,489
10,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	9,580
12,200,000		Canada Government International Bond	2.375	09/10/14	12,449
25,275,000		Canada Government International Bond	0.875	02/14/17	25,260
3,630,000		Chile Government International Bond	3.875	08/05/20	3,784
4,840,000		Chile Government International Bond	2.250	10/30/22	4,344
2,675,000		Colombia Government International Bond	4.375	07/12/21	2,762
5,275,000		Colombia Government International Bond	2.625	03/15/23	4,668
4,450,000		Colombia Government International Bond	4.000	02/26/24	4,361
1,500,000		Colombia Government International Bond	6.125	01/18/41	1,635
4,500,000	g	Costa Rica Government International Bond	4.250	01/26/23	4,027
3,350,000	g	Croatia Government International Bond	6.375	03/24/21	3,460
2,325,000	g	Croatia Government International Bond	5.500	04/04/23	2,226
2,500,000	g	Dominican Republic International Bond	5.875	04/18/24	2,319
32,500,000		European Investment Bank	1.125	04/15/15	32,877
3,500,000		European Investment Bank	4.875	02/15/36	3,872
15,350,000		Export Development Canada	2.250	05/28/15	15,829
5,825,000		Export-Import Bank of Korea	1.250	11/20/15	5,829
4,200,000		Export-Import Bank of Korea	4.375	09/15/21	4,403
3,000,000		Federative Republic of Brazil	6.000	01/17/17	3,355
3,225,000	g	Guatemala Government Bond	4.875	02/13/28	2,935
1,650,000		Hungary Government International Bond	4.125	02/19/18	1,633
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$500,000		Hungary Government International Bond	6.375%	03/29/21	$532
40,200,000		Hydro Quebec	1.375	06/19/17	40,259
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,092
1,660,000	g	Indonesia Government International Bond	3.750	04/25/22	1,494
2,000,000		Israel Government International Bond	4.000	06/30/22	2,075
3,500,000		Israel Government International Bond	4.500	01/30/43	3,132
4,400,000		Italy Government International Bond	5.375	06/12/17	4,797
1,610,000		Italy Government International Bond	6.875	09/27/23	1,933
18,750,000		KFW	2.625	01/25/22	18,581
13,000,000	g	Kommunalbanken AS.	1.375	06/08/17	13,052
5,800,000	g,i	Kommunalbanken AS.	0.444	02/20/18	5,793
2,400,000		Korea Development Bank	1.500	01/22/18	2,313
1,000,000		Korea Development Bank	3.000	09/14/22	942
3,670,000	g	Korea Housing Finance Corp	3.500	12/15/16	3,847
3,250,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,062
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,116
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,436
1,500,000		Mexico Government International Bond	6.050	01/11/40	1,640
1,500,000		Mexico Government International Bond	4.750	03/08/44	1,358
3,000,000	g	Morocco Government International Bond	4.250	12/11/22	2,731
3,600,000	g	Namibia International Bonds	5.500	11/03/21	3,636
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,292
5,000,000	g	Nederlandse Waterschapsbank NV	2.125	02/09/17	5,161
1,100,000	g	Nigeria Government International Bond	5.125	07/12/18	1,116
84,950,000		North American Development Bank	2.400	10/26/22	76,328
8,500,000		Panama Government International Bond	5.200	01/30/20	9,329
1,000,000		Peruvian Government International Bond	7.125	03/30/19	1,212
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,533
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,478
6,350,000		Poland Government International Bond	6.375	07/15/19	7,410
6,167,000		Poland Government International Bond	5.125	04/21/21	6,707
1,135,000		Poland Government International Bond	3.000	03/17/23	1,040
25,000,000	g	Province of Alberta Canada	1.000	06/21/17	24,890
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,397
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,099
15,000,000		Province of British Columbia Canada	2.000	10/23/22	13,723
20,000,000		Province of Manitoba Canada	1.375	04/28/14	20,120
20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,431
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,981
12,000,000		Province of Nova Scotia Canada	2.375	07/21/15	12,357
27,400,000		Province of Ontario Canada	4.100	06/16/14	28,139
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,079
35,525,000		Province of Ontario Canada	2.700	06/16/15	36,855
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,905
2,250,000		Province of Quebec Canada	5.125	11/14/16	2,531
8,835,000		Province of Quebec Canada	4.625	05/14/18	9,958
22,500,000		Province of Quebec Canada	3.500	07/29/20	23,544
20,000,000		Province of Quebec Canada	2.750	08/25/21	19,514
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,124
2,500,000	g	Qatar Government International Bond	4.500	01/20/22	2,665
3,300,000	g	Republic of Ghana	7.875	08/07/23	3,201
4,230,000	g	Republic of Indonesia	4.875	05/05/21	4,188
2,800,000		Republic of Korea	3.875	09/11/23	2,850
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,070,000	g	Republic of Serbia	7.250%	09/28/21	$1,111
1,579,150	i	Republic of Serbia	6.750	11/01/24	1,536
4,500,000		Republic of Turkey	7.500	07/14/17	5,091
1,650,000		Republic of Turkey	6.000	01/14/41	1,593
4,200,000	g	Romanian Government International Bond	6.750	02/07/22	4,789
5,025,000	g	Romanian Government International Bond	4.375	08/22/23	4,805
3,900,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	4,052
3,900,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	4,053
3,375,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,612
3,670,000	g	Russian Foreign Bond - Eurobond	4.500	04/04/22	3,748
4,502,000		South Africa Government International Bond	6.875	05/27/19	5,172
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,758
3,775,000		South Africa Government International Bond	4.665	01/17/24	3,662
3,125,000		South Africa Government International Bond	5.875	09/16/25	3,285
1,600,000		South Africa Government International Bond	6.250	03/08/41	1,676
15,000,000	g	Spain Government International Bond	4.000	03/06/18	15,244
1,900,000	g	Sri Lanka Government International Bond	6.250	10/04/20	1,841
1,630,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,553
1,600,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,464
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	8,717
7,050,000		Svensk Exportkredit AB	1.125	04/05/18	6,906
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,416
2,180,000		United Mexican States	5.875	02/17/14	2,220
3,500,000		United Mexican States	5.950	03/19/19	4,042
500,000		United Mexican States	5.125	01/15/20	557
1,732,000		Uruguay Government International Bond	4.500	08/14/24	1,758
		TOTAL FOREIGN GOVERNMENT BONDS			854,718

MORTGAGE BACKED - 27.3%
2,499,553	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436	02/01/36	2,648
4,758,763	i	FHLMC	2.565	07/01/36	5,047
2,587,738	i	FHLMC	2.303	09/01/36	2,768
2,446,055	i	FHLMC	2.404	09/01/36	2,606
3,012,130	i	FHLMC	2.522	09/01/36	3,190
1,787,556	i	FHLMC	2.831	09/01/36	1,884
1,602,467	i	FHLMC	5.787	02/01/37	1,715
5,927,378	i	FHLMC	2.714	03/01/37	6,326
2,638,547	i	FHLMC	6.015	04/01/37	2,822
43,928	i	FHLMC	6.080	05/01/37	46
3,165,916	i	FHLMC	2.500	06/01/37	3,372
2,978,836	i	FHLMC	2.864	08/01/37	3,151
2,750,766	i	FHLMC	1.738	09/01/37	2,872
23,018,515	i	FHLMC (interest only)	6.378	09/15/41	4,917
6,404,550		FHLMC	3.000	08/15/42	5,467
309,265		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	325
2,146,169		FGLMC	5.000	09/01/18	2,274
951,360		FGLMC	4.500	10/01/18	1,006
759,633		FGLMC	4.500	11/01/18	803
966,140		FGLMC	5.500	01/01/19	1,035
291,378		FGLMC	4.000	06/01/19	309
1,111,624		FGLMC	4.500	01/01/20	1,175
986,746		FGLMC	4.500	07/01/20	1,066
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$635,583	FGLMC	4.500%	08/01/20	$673
150,977	FGLMC	7.000	10/01/20	165
2,847,934	FGLMC	4.500	06/01/21	3,017
8,317,261	FGLMC	4.500	06/01/21	8,809
1,038,365	FGLMC	5.000	04/01/23	1,122
27,537	FGLMC	7.000	05/01/23	31
276,296	FGLMC	6.000	10/01/23	305
251,643	FGLMC	6.000	11/01/23	274
3,870,837	FGLMC	4.000	07/01/24	4,098
1,241,658	FGLMC	4.500	09/01/24	1,313
45,731	FGLMC	8.000	01/01/31	53
83,709	FGLMC	7.000	12/01/31	88
6,236	FGLMC	7.000	01/01/32	6
335,617	FGLMC	8.000	02/01/32	391
1,903,293	FGLMC	4.500	07/01/33	2,030
1,265,608	FGLMC	5.500	11/01/33	1,395
4,668,609	FGLMC	5.500	12/01/33	5,117
2,272,910	FGLMC	5.500	12/01/33	2,481
11,345,919	FGLMC	7.000	12/01/33	12,875
15,433,153	FGLMC	5.000	01/01/34	16,736
3,539,668	FGLMC	5.000	05/01/34	3,839
2,320,748	FGLMC	6.000	09/01/34	2,564
5,556,452	FGLMC	4.500	10/01/34	5,936
448,697	FGLMC	5.500	12/01/34	487
2,555,291	FGLMC	4.500	04/01/35	2,726
1,027,688	FGLMC	6.000	05/01/35	1,133
998,209	FGLMC	6.000	05/01/35	1,088
769,887	FGLMC	6.000	05/01/35	842
1,705,479	FGLMC	6.000	05/01/35	1,884
997,292	FGLMC	6.000	05/01/35	1,101
1,765,716	FGLMC	6.000	05/01/35	1,923
4,200,265	FGLMC	7.000	05/01/35	4,610
1,917,425	FGLMC	5.500	06/01/35	2,088
832,838	FGLMC	5.500	06/01/35	902
3,963,317	FGLMC	5.500	06/01/35	4,292
808,942	FGLMC	5.500	06/01/35	881
1,756,150	FGLMC	6.000	06/01/35	1,938
377,843	FGLMC	5.000	10/01/35	407
342,608	FGLMC	6.500	11/01/35	384
363,285	FGLMC	6.000	01/01/36	399
1,009,128	FGLMC	5.000	02/01/36	1,089
423,690	FGLMC	5.500	04/01/36	458
70,072	FGLMC	6.500	05/01/36	77
3,425,328	FGLMC	6.500	10/01/36	3,898
3,804,286	FGLMC	6.000	08/01/37	4,176
1,494,649	FGLMC	6.000	09/01/37	1,642
2,006,546	FGLMC	6.500	11/01/37	2,220
5,307,514	FGLMC	5.000	04/01/38	5,729
3,090,019	FGLMC	6.000	11/01/38	3,363
4,132,058	FGLMC	5.000	07/01/39	4,453
6,087,576	FGLMC	6.000	07/01/39	6,704
17,658,781	FGLMC	4.500	11/01/40	19,049
20,144,613	FGLMC	4.500	12/01/40	21,687
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$25,000,000	h	FGLMC	3.000%	11/15/42	$24,258
32,000,000	h	FGLMC	3.500	11/15/42	32,375
101,000,000	h	FGLMC	4.000	11/15/42	105,198
100,000,000	h	FGLMC	4.500	11/15/42	106,109
80,440		Federal National Mortgage Association (FNMA)	4.753	10/01/13	80
258,512		FNMA	4.854	02/01/14	259
4,918,975		FNMA	4.440	04/01/14	4,933
728,271		FNMA	4.832	01/01/15	743
68,770		FNMA	7.500	02/01/15	71
222,532		FNMA	7.500	04/01/15	230
147,207		FNMA	7.500	04/01/15	152
17,048		FNMA	6.500	03/01/16	19
7,319		FNMA	6.500	04/01/16	8
131,750		FNMA	6.500	10/01/16	137
139,210		FNMA	6.500	11/01/16	147
1,196,566		FNMA	5.000	12/01/17	1,273
319,238		FNMA	6.500	02/01/18	341
696,544		FNMA	5.500	03/01/18	734
2,520,651		FNMA	5.500	04/01/18	2,664
235,729		FNMA	5.500	04/01/18	249
325,049		FNMA	6.500	04/01/18	348
105,440		FNMA	5.500	05/01/18	111
4,928,112		FNMA	4.500	12/01/18	5,240
118,553		FNMA	6.000	01/01/19	129
29,205		FNMA	6.000	02/01/19	32
2,592,444		FNMA	5.000	04/01/19	2,759
1,083,902		FNMA	4.500	06/01/19	1,152
1,604,583		FNMA	5.000	03/01/20	1,706
1,348,503		FNMA	5.500	07/01/20	1,460
561,242		FNMA	4.500	11/01/20	596
1,156,635		FNMA	5.000	12/01/20	1,241
2,588,374		FNMA	5.000	03/01/21	2,754
1,405,152		FNMA	5.500	08/01/21	1,520
964,799		FNMA	4.500	03/01/23	1,027
83,594		FNMA	8.000	03/01/23	95
1,828,323		FNMA	4.500	06/01/23	1,946
1,053,478		FNMA	5.000	07/01/23	1,130
2,603,473		FNMA	5.000	07/01/23	2,793
1,347,012		FNMA	5.000	12/01/23	1,459
444,601		FNMA	5.500	02/01/24	488
1,912,718		FNMA	4.000	05/01/24	2,031
875,472		FNMA	5.500	07/01/24	961
164,350		FNMA	8.000	07/01/24	191
1,497,003		FNMA	4.500	08/01/24	1,592
1,149,649		FNMA	5.500	08/01/24	1,261
7,397,719		FNMA	4.000	09/01/24	7,849
3,357,797		FNMA	5.000	10/01/25	3,649
35,262		FNMA	9.000	11/01/25	42
10,454,201		FNMA	3.000	05/01/27	10,852
25,000,000	h	FNMA	2.500	10/25/28	25,141
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$124,000,000	h	FNMA	3.000%	10/25/28	$128,379
45,000,000	h	FNMA	4.000	10/25/28	47,742
22,000,000	h	FNMA	4.500	10/25/28	23,368
2,257,780		FNMA	6.500	07/01/32	2,528
231,204		FNMA	7.000	07/01/32	261
181,480		FNMA	7.000	07/01/32	198
1,456,195		FNMA	6.000	01/01/33	1,612
1,974,654		FNMA	4.500	03/25/33	2,076
2,053,284		FNMA	4.500	10/01/33	2,199
203,725		FNMA	5.000	11/01/33	221
3,927,035		FNMA	5.000	11/01/33	4,333
3,084,160		FNMA	5.500	12/01/33	3,427
313,668		FNMA	5.500	12/01/33	344
2,114,170		FNMA	5.500	03/01/34	2,325
2,671,475		FNMA	6.000	08/01/34	2,956
1,250,226		FNMA	5.500	09/01/34	1,384
941,227		FNMA	5.500	10/01/34	1,041
899,415		FNMA	5.500	10/01/34	980
1,125,825		FNMA	6.000	12/01/34	1,238
16,070,288		FNMA	5.500	02/01/35	17,559
1,666,520		FNMA	5.500	04/01/35	1,845
1,683,765		FNMA	6.000	04/01/35	1,863
3,559,844		FNMA	4.500	05/01/35	3,810
7,214,981		FNMA	5.500	05/01/35	7,884
1,809,654		FNMA	6.000	05/01/35	1,977
261,300		FNMA	5.500	06/01/35	285
1,723,382		FNMA	5.500	06/01/35	1,884
1,141,801		FNMA	5.500	06/01/35	1,248
837,063		FNMA	5.500	06/01/35	914
402,975		FNMA	5.500	06/01/35	440
70,906		FNMA	7.500	06/01/35	78
932,693		FNMA	6.000	07/01/35	1,018
1,942,804		FNMA	4.500	08/01/35	2,078
4,353,431		FNMA	5.500	09/01/35	4,818
2,053,776	i	FNMA	2.543	02/01/36	2,184
5,545,906		FNMA	6.000	03/01/36	6,095
1,267,268	i	FNMA	2.392	07/01/36	1,359
1,877,622		FNMA	6.000	12/01/36	2,049
102,195		FNMA	6.500	03/01/37	121
2,759,754		FNMA	6.500	03/01/37	3,079
2,228,418		FNMA	7.000	04/01/37	2,587
934,988		FNMA	6.500	08/01/37	1,035
1,752,311		FNMA	6.000	09/01/37	1,922
2,557,129		FNMA	6.000	09/01/37	2,854
1,734,301		FNMA	6.000	09/01/37	1,936
2,416,698		FNMA	6.000	09/01/37	2,695
2,384,505		FNMA	6.500	09/01/37	2,635
2,794,184		FNMA	6.500	09/01/37	3,088
5,521,481	i	FNMA	2.478	10/01/37	5,888
763,275		FNMA	7.000	11/01/37	829
86,501		FNMA	6.500	02/01/38	97
256,869		FNMA	6.500	03/01/38	288
4,436,528		FNMA	6.000	07/01/38	4,844
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,032,793	i	FNMA	4.961%	10/01/38	$2,185
7,376,862		FNMA	6.000	10/01/38	8,051
1,685,526		FNMA	6.000	01/01/39	1,840
1,979,550		FNMA	6.000	01/01/39	2,160
5,532,359		FNMA	4.500	02/01/39	5,904
6,544,603		FNMA	4.000	04/01/39	6,897
5,120,070		FNMA	4.500	08/01/39	5,465
9,315,758		FNMA	5.500	08/01/39	10,186
40,479,596		FNMA	4.500	09/01/40	43,254
20,421,906		FNMA	4.500	11/01/40	21,869
15,510,707		FNMA	3.500	10/01/42	15,803
5,030,236		FNMA	3.000	02/01/43	4,923
10,987,268		FNMA	3.000	07/01/43	10,606
127,000,000	h	FNMA	3.000	10/25/43	124,063
335,000,000	h	FNMA	3.500	10/25/43	341,019
184,000,000	h	FNMA	4.000	10/25/43	192,999
118,000,000	h	FNMA	4.500	10/25/43	126,020
293,000,000	h	FNMA	5.000	10/25/43	317,722
233,000,000	h	FNMA	5.500	10/25/43	253,970
48,000,000	h	FNMA	6.000	10/25/43	52,500
170,000,000	h	FNMA	3.500	11/25/43	172,497
247,000,000	h	FNMA	4.000	11/25/43	258,231
20,000,000	h	FNMA	4.500	11/25/43	21,300
8,284		Government National Mortgage Association (GNMA)	9.000	06/15/16	9
2,652		GNMA	9.000	09/15/16	3
3,601		GNMA	9.000	09/15/16	4
7,695		GNMA	9.000	11/15/16	8
2,363		GNMA	9.000	12/15/16	2
5,427		GNMA	9.000	12/15/16	5
38,429		GNMA	9.500	12/15/16	41
16,815		GNMA	8.000	06/15/24	19
38,874		GNMA	8.500	11/20/30	46
63,222		GNMA	8.500	12/20/30	76
1,343,434		GNMA	5.500	07/15/33	1,472
772,884		GNMA	5.500	11/20/33	856
2,864,094		GNMA	5.500	03/20/35	3,176
1,497,727		GNMA	5.500	12/20/35	1,654
906,812		GNMA	6.000	10/20/36	1,000
951,397		GNMA	6.000	01/20/37	1,049
2,677,816		GNMA	6.000	02/20/37	2,952
2,009,259		GNMA	5.000	04/15/38	2,186
2,318,242		GNMA	5.500	07/15/38	2,537
3,457,080		GNMA	5.500	07/20/38	3,802
1,199,275		GNMA	6.000	08/20/38	1,319
1,935,275		GNMA	6.500	11/20/38	2,160
4,029,558		GNMA	5.000	06/15/39	4,484
4,701,492		GNMA	5.000	06/15/39	5,235
8,708,777		GNMA	4.500	07/20/39	9,432
2,610,598		GNMA	5.000	07/20/39	2,869
3,029,407		GNMA	4.000	08/15/39	3,199
1,271,549		GNMA	4.000	11/20/39	1,338
74,000,000	h	GNMA	3.000	10/15/43	72,948
232,000,000	h	GNMA	3.500	10/15/43	238,489
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$78,000,000	h	GNMA	4.000%	10/15/43	$82,266
95,000,000	h	GNMA	4.500	10/15/43	101,976
43,000,000	h	GNMA	6.000	10/15/43	47,434
33,000,000	h	GNMA	3.500	10/20/43	34,042
79,000,000	h	GNMA	5.000	10/20/43	85,999
7,754,117		GNMA	6.500	01/15/44	8,171
		TOTAL MORTGAGE BACKED			3,634,927

MUNICIPAL BONDS - 4.2%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,098
15,000,000		City of New York NY	2.450	04/01/19	14,787
10,000,000		City of New York NY	2.650	04/01/20	9,949
14,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	13,937
30,000,000		Florida Hurricane Catastrophe Fund Finance Corp	2.107	07/01/18	29,216
3,500,000		Maine Municipal Bond Bank	1.708	06/01/16	3,510
8,800,000		New York State Urban Development Corp	0.550	03/15/16	8,747
8,800,000		New York State Urban Development Corp	1.350	03/15/18	8,671
2,000,000		Permanent University Fund	1.439	07/01/17	1,991
2,625,000		Permanent University Fund	1.730	07/01/18	2,601
4,720,000		Permanent University Fund	1.880	07/01/19	4,589
2,320,000		Permanent University Fund	2.258	07/01/20	2,244
2,160,000		Permanent University Fund	2.408	07/01/21	2,073
2,750,000		Permanent University Fund	2.508	07/01/22	2,613
2,855,000		Permanent University Fund	2.608	07/01/23	2,700
3,250,000		Permanent University Fund	2.708	07/01/24	3,043
2,335,000		Permanent University Fund	2.808	07/01/25	2,176
3,775,000		Permanent University Fund	2.908	07/01/26	3,488
4,000,000		Permanent University Fund	3.008	07/01/27	3,671
18,535,000		Permanent University Fund	3.575	07/01/32	16,091
12,300,000		State of California	0.850	02/01/15	12,308
9,000,000		State of California	5.450	04/01/15	9,626
15,625,000		State of California	1.050	02/01/16	15,621
11,370,000		State of California	5.950	04/01/16	12,709
2,915,000		State of Georgia	1.750	07/01/19	2,843
3,060,000		State of Georgia	2.000	07/01/20	2,966
3,215,000		State of Georgia	2.150	07/01/21	3,093
3,905,000		State of Georgia	2.750	07/01/25	3,639
4,100,000		State of Georgia	2.850	07/01/26	3,606
4,305,000		State of Georgia	2.950	07/01/27	3,731
4,520,000		State of Georgia	3.050	07/01/28	3,876
3,245,000		State of Georgia	3.150	07/01/29	2,764
14,385,000		State of Illinois	4.511	03/01/15	14,940
12,500,000		State of Illinois	2.000	06/15/15	12,770
12,500,000		State of Illinois	0.750	06/15/16	12,374
19,760,000		State of Illinois	4.833	02/01/17	20,905
12,500,000		State of Illinois	1.750	06/15/17	12,576
8,000,000		State of Illinois	4.350	06/01/18	8,274
7,500,000		State of Illinois	2.000	06/15/18	7,482
7,500,000		State of Illinois	2.000	06/15/19	7,314
7,160,000		State of Illinois	5.463	02/01/20	7,468
12,500,000		State of Illinois	1.930	06/15/20	11,820
12,500,000		State of Illinois	2.250	06/15/21	11,715
10,000,000		State of Illinois	4.310	04/01/23	9,091
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,535,000		State of Illinois	4.610%	04/01/25	$10,303
9,350,000		State of Illinois	4.760	04/01/26	8,226
12,500,000		State of Illinois	3.150	06/15/26	11,103
13,880,000		State of Illinois	4.910	04/01/27	12,061
12,500,000		State of Illinois	3.250	06/15/27	10,914
8,115,000		State of Illinois	5.010	04/01/28	6,915
20,870,000		State of Michigan	3.500	05/15/30	18,026
21,640,000		State of Michigan	3.600	05/15/31	18,577
22,455,000		State of Michigan	3.700	05/15/32	19,190
13,515,000		University of California	1.296	05/15/18	13,104
60,000,000		University of California	1.796	07/01/19	58,000
11,735,000		University of California	1.995	05/15/20	11,067
4,500,000		University of California	2.300	05/15/21	4,218
6,000,000		University of California	2.570	05/15/22	5,582
		TOTAL MUNICIPAL BONDS			558,992

U.S. TREASURY SECURITIES - 15.6%
22,000,000		United States Treasury Bond	6.375	08/15/27	30,298
49,175,000		United States Treasury Bond	5.250	02/15/29	61,476
45,661,000		United States Treasury Bond	5.375	02/15/31	58,232
677,000		United States Treasury Bond	4.500	02/15/36	782
26,135,000		United States Treasury Bond	4.375	05/15/41	29,549
16,434,000		United States Treasury Bond	3.750	08/15/41	16,706
30,205,000		United States Treasury Bond	2.875	05/15/43	25,637
131,000,000		United States Treasury Bond	3.625	08/15/43	129,485
15,000,000		United States Treasury Note	0.250	02/28/14	15,012
60,000,000		United States Treasury Note	0.250	03/31/14	60,056
6,050,000		United States Treasury Note	0.250	05/31/14	6,057
36,250,000	w	United States Treasury Note	0.250	06/30/14	36,291
47,532,000		United States Treasury Note	0.250	09/30/14	47,595
60,905,000		United States Treasury Note	0.250	11/30/14	60,974
160,485,000		United States Treasury Note	0.125	12/31/14	160,403
175,415,000		United States Treasury Note	0.250	01/31/15	175,580
147,305,000		United States Treasury Note	0.250	02/28/15	147,403
72,796,000		United States Treasury Note	0.250	05/31/15	72,782
1,000		United States Treasury Note	0.375	06/30/15	1
12,717,000		United States Treasury Note	1.875	06/30/15	13,069
15,952,000		United States Treasury Note	1.750	07/31/15	16,374
141,110,000		United States Treasury Note	0.250	08/15/15	140,967
88,005,000		United States Treasury Note	0.250	09/15/15	87,881
63,788,000		United States Treasury Note	0.250	10/15/15	63,668
18,485,000		United States Treasury Note	1.250	10/31/15	18,827
86,747,000		United States Treasury Note	0.375	11/15/15	86,754
3,300,000		United States Treasury Note	0.375	03/15/16	3,294
9,800,000		United States Treasury Note	2.375	03/31/16	10,266
34,175,000		United States Treasury Note	0.500	06/15/16	34,143
19,000,000		United States Treasury Note	0.625	07/15/16	19,025
21,520,000		United States Treasury Note	0.875	09/15/16	21,678
28,903,000		United States Treasury Note	1.000	10/31/16	29,172
10,000,000		United States Treasury Note	3.125	10/31/16	10,741
17,100,000	l	United States Treasury Note	2.250	07/31/18	17,832
34,692,000		United States Treasury Note	1.500	08/31/18	34,922
10,365,000		United States Treasury Note	1.750	10/31/18	10,537
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,625,000		United States Treasury Note	1.375%	02/28/19	$5,581
5,550,000		United States Treasury Note	1.000	06/30/19	5,349
3,870,000		United States Treasury Note	1.250	10/31/19	3,758
5,000,000		United States Treasury Note	1.375	05/31/20	4,825
319,500		United States Treasury Note	2.625	11/15/20	332
189,872,000		United States Treasury Note	8.000	11/15/21	271,740
9,395,000		United States Treasury Note	1.750	05/15/23	8,706
28,835,000		United States Treasury Note	2.500	08/15/23	28,542
		TOTAL U.S. TREASURY SECURITIES			2,082,302

		TOTAL GOVERNMENT BONDS			7,531,668
		(Cost $7,439,213)

STRUCTURED ASSETS - 8.6%

ASSET BACKED - 5.5%
24,500,000		AEP Texas Central Transition Funding LLC	1.976	06/01/21	24,226
		Series - 2012 1 (Class A2)
60,000,000		Ally Auto Receivables Trust	0.520	05/20/15	59,919
		Series - 2013 SN1 (Class A2)
24,000,000		Ally Master Owner Trust	1.000	02/15/18	23,908
		Series - 2013 1 (Class A2)
39,753,000		Ally Master Owner Trust	1.720	07/15/19	39,664
		Series - 2012 4 (Class A)
8,710,000		Ally Master Owner Trust	1.540	09/15/19	8,605
		Series - 2012 5 (Class A)
6,335,000		AmeriCredit Automobile Receivables Trust	1.590	07/10/17	6,378
		Series - 2012 3 (Class B)
5,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	5,382
		Series - 2013 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
495,000	g	Avis Budget Rental Car Funding AESOP LLC	3.241	08/20/16	508
		Series - 2012 1A (Class B)
1,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,207
		Series - 2011 5A (Class B)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	5,118
		Series - 2012 2A (Class B)
11,790,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	11,552
		Series - 2013 1A (Class A)
3,363,350	i	Bear Stearns Asset Backed Securities Trust	0.919	11/25/39	3,285
		Series - 2005 SD3 (Class 2A1)
2,900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,859
		Series - 2013 1 (Class B)
3,175,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	3,124
		Series - 2013 1 (Class C)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	848
		Series - 2004 2 (Class 1M2)
1,842,794	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	1,837
		Series - 2002 1 (Class AF6)
23,820,000	g	CKE Restaurant Holdings, Inc	4.474	03/20/43	23,747
		Series - 2013 1A (Class A2)
448,382	i	Countrywide Asset-Backed Certificates	0.589	05/25/36	445
		Series - 2004 AB2 (Class A3)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,436,838	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159%	12/25/36	$1,453
		Series - 2007 MX1 (Class A1)
5,525,000	g,i	DB/UBS Mortgage Trust	5.729	11/10/46	5,923
		Series - 2011 LC1A (Class C)
124,821,863	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	134,042
		Series - 2012 1A (Class A2)
3,140,380	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	3,136
		Series - 2007 1A (Class AF3)
2,725,000		Ford Credit Auto Owner Trust	3.210	07/15/17	2,820
		Series - 2011 A (Class D)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,188
		Series - 2013 A (Class B)
5,820,000		Ford Credit Auto Owner Trust	1.110	10/15/18	5,730
		Series - 2013 B (Class B)
6,000,000		Ford Credit Auto Owner Trust	1.360	10/15/18	5,943
		Series - 2013 A (Class C)
12,861,000		Ford Credit Floorplan Master	0.850	01/15/18	12,818
		Series - 0 1 (Class A1)
16,190,000		Ford Credit Floorplan Master	1.880	09/15/18	16,323
		Series - 2013 5 (Class B)
5,825,000	g	Hertz Vehicle Financing LLC	5.020	02/25/15	5,879
		Series - 2010 1A (Class B1)
3,980,000	g	Hertz Vehicle Financing LLC	2.200	03/25/16	4,043
		Series - 2011 1A (Class A1)
5,150,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	5,428
		Series - 2009 2A (Class A2)
41,885,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	44,065
		Series - 0 2A (Class B2)
11,565,000	g	Hertz Vehicle Financing LLC	3.740	02/25/17	12,199
		Series - 2010 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,956
		Series - 2013 1A (Class B1)
15,000,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	14,664
		Series - 2013 1A (Class A2)
9,500,000	g	Hertz Vehicle Financing LLC	2.480	08/25/19	9,269
		Series - 2013 1A (Class B2)
15,000,000		Hyundai Auto Receivables Trust	1.130	09/17/18	14,758
		Series - 2013 A (Class B)
3,205,714	i	Irwin Home Equity Corp	0.559	02/25/34	2,973
		Series - 2005 A (Class A3)
8,054,655	g	JG Wentworth XXII LLC	3.820	12/15/48	8,438
		Series - 2010 3A (Class A)
5,639,985	g	JG Wentworth XXV LLC	4.210	02/16/65	5,770
		Series - 2012 1A (Class A)
7,720,002	g	JG Wentworth XXVI LLC	3.840	10/15/59	7,667
		Series - 2012 2A (Class A)
4,604,249	i	Lehman XS Trust	0.429	02/25/36	4,082
		Series - 2006 1 (Class 1A1)
16,826,927		Lehman XS Trust	6.500	06/25/46	12,634
		Series - 2006 13 (Class 2A1)
799,436	i	Long Beach Mortgage Loan Trust	0.929	02/25/35	794
		Series - 2005 1 (Class M1)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$25,000,000		Nissan Auto Lease Trust	0.740%	10/15/18	$24,939
		Series - 2013 A (Class A4)
1,964,180	i	Park Place Securities, Inc	1.124	09/25/34	1,956
		Series - 2004 WHQ1 (Class M1)
33,693	i	Renaissance Home Equity Loan Trust	0.619	08/25/33	31
		Series - 2003 2 (Class A)
246,430	i	Residential Asset Securities Corp	6.489	10/25/30	247
		Series - 2001 KS2 (Class AI6)
1,486,265	i	Residential Asset Securities Corp	0.609	04/25/35	1,472
		Series - 2005 KS3 (Class M3)
7,983,794		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	8,190
		Series - 2006 HI5 (Class A3)
2,235,362	i	Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	2,284
		Series - 2005 HI1 (Class A5)
2,063,878		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	2,093
		Series - 2006 HI3 (Class A3)
2,500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,487
		Series - 2006 HI1 (Class M1)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	347
		Series - 2006 HI1 (Class M2)
4,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	3,933
		Series - 2013 1 (Class C)
1,711,979	i	Securitized Asset Backed Receivables LLC	0.479	10/25/35	1,669
		Series - 2006 OP1 (Class A2C)
888,504	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	886
		Series - 2013 1A (Class A)
41,823,000	g	SLM Student Loan Trust	3.740	02/15/29	43,885
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,566
		Series - 2012 A (Class A2)
3,001,338	i	Soundview Home Equity Loan Trust	0.479	11/25/35	2,957
		Series - 2005 OPT3 (Class A4)
636,153	i	Structured Asset Investment Loan Trust	0.779	05/25/35	633
		Series - 2005 4 (Class M1)
911,699	i	Structured Asset Investment Loan Trust	0.459	12/25/35	910
		Series - 2005 10 (Class A5)
10,391,765	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.399	10/25/36	10,019
		Series - 2006 GEL4 (Class A2)
10,000,000	g	Volvo Financial Equipment LLC	0.740	03/15/17	9,986
		Series - 2013 1A (Class A3)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	9,263
		Series - 2010 VNO (Class C)
938,032	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	947
		Series - 2006 N1 (Class N1)
1,905,418	g,i	Wachovia Loan Trust	0.539	05/25/35	1,768
		Series - 2005 SD1 (Class A)
1,493,913	i	Wells Fargo Home Equity Trust	0.319	07/25/36	1,478
		Series - 2006 2 (Class A3)
18,900,000		World Financial Network Credit Card Master Trust	0.910	03/16/20	18,758
		Series - 2013 B (Class A)
		TOTAL ASSET BACKED			726,311

342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
OTHER MORTGAGE BACKED - 3.1%
$27,850,000		Banc of America Commercial Mortgage Trust	5.390%	10/10/45	$29,573
		Series - 2006 6 (Class AM)
1,315,000		Banc of America Commercial Mortgage Trust	5.675	07/10/46	1,444
		Series - 2006 4 (Class AM)
24,070,000	i	Banc of America Commercial Mortgage Trust	6.395	02/10/51	27,551
		Series - 2008 1 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	7,436
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.568	10/12/41	6,969
		Series - 2006 T24 (Class AM)
8,245,000		Bear Stearns Commercial Mortgage Securities Trust	5.363	02/11/44	8,366
		Series - 2007 PW15 (Class AM)
188,665	g,i	Citigroup Commercial Mortgage Trust	0.322	04/15/22	187
		Series - 2007 FL3A (Class A2)
5,870,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	5,878
		Series - 2012 GC8 (Class A2)
15,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	16,572
		Series - 2007 C2 (Class AMFX)
14,000,000	i	Commercial Mortgage Pass Through Certificates	5.947	06/10/46	15,321
		Series - 2006 C7 (Class A4)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	10,468
		Series - 2007 C9 (Class AM)
3,160,000	i	Commercial Mortgage Pass-Through Certificates	5.993	06/15/38	3,435
		Series - 2006 C3 (Class AM)
3,817,970		Countrywide Alternative Loan Trust	5.500	08/25/16	3,880
		Series - 2004 30CB (Class 1A15)
2,925,817		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	2,916
		Series - 2005 6 (Class 1A10)
405,748		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	403
		Series - 2005 12 (Class 1A5)
2,000,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	2,082
		Series - 2005 C5 (Class B)
990,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	1,016
		Series - 2005 C5 (Class C)
3,108,588	g,i	Credit Suisse Mortgage Capital Certificates	0.362	04/15/22	3,066
		Series - 2007 TF2A (Class A1)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,731
		Series - 2006 OMA (Class D)
12,935,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	13,819
		Series - 2006 C4 (Class AM)
11,235,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	11,892
		Series - 2009 RR1 (Class A3C)
3,305,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	3,322
		Series - 2012 SHOP (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	6,436
		Series - 2010 C2 (Class B)
19,309,122	g	GS Mortgage Securities Trust	2.059	04/10/31	18,726
		Series - 2013 G1 (Class A1)
2,310,774	i	Impac CMB Trust	0.839	02/25/36	2,034
		Series - 2004 11 (Class 2A1)
1,240,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	1,360
		Series - 2006 LDP8 (Class AM)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.433	07/15/46	6,836
		Series - 2011 C4 (Class C)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,965,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.140%	02/15/51	$2,041
		Series - 2007 C1 (Class AM)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	7,965
		Series - 2005 LDP2 (Class C)
59,634,605		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	63,948
		Series - 2006 LDP9 (Class A1A)
3,350,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	3,599
		Series - 2006 C7 (Class AM)
3,675,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	3,859
		Series - 2005 C5 (Class AJ)
3,729,128	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	3,955
		Series - 2005 CIP1 (Class AM)
2,205,000	i	Merrill Lynch Mortgage Trust	6.452	02/12/51	2,374
		Series - 0 C1 (Class AJA)
1,120,000	g	Morgan Stanley Capital I	2.695	01/11/32	1,104
		Series - 2013 WLSR (Class A)
2,010,000	i	Morgan Stanley Capital I	5.478	02/12/44	2,227
		Series - 2007 HQ11 (Class AM)
12,300,000	i	Morgan Stanley Capital I	5.793	07/12/44	13,302
		Series - 2006 HQ9 (Class AJ)
3,550,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	3,612
		Series - 2011 C1 (Class D)
3,075,000	i	Morgan Stanley Capital I	5.544	11/12/49	3,353
		Series - 2007 T25 (Class AM)
1,898,123		Residential Accredit Loans, Inc	4.350	03/25/34	1,935
		Series - 2004 QS4 (Class A1)
13,100,125	i	Residential Accredit Loans, Inc	0.369	05/25/46	9,554
		Series - 2006 QO5 (Class 2A1)
2,362,575		RFMSI Trust	5.500	03/25/35	2,395
		Series - 2005 S2 (Class A6)
3,271,255	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	3,330
		Series - 2012 1A (Class A)
3,526,186	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	3,572
		Series - 0 2A (Class A)
35,330,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	37,612
		Series - 2007 C30 (Class AM)
5,020,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	5,584
		Series - 2007 C31 (Class A5)
2,290,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,460
		Series - 2007 C31 (Class AM)
9,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	9,096
		Series - 2007 C31 (Class AJ)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,141
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			415,737

		TOTAL STRUCTURED ASSETS			1,142,048
		(Cost $1,146,562)

		TOTAL BONDS			13,003,140
		(Cost $12,903,568)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
SHARES		COMPANY	RATE	DATE	(000)
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp	8.375%	12/30/49	$2,753
1,527,061	*	Federal National Mortgage Association	8.250	12/30/49	8,918
		TOTAL BANKS			11,671
		TOTAL PREFERRED STOCKS			11,671
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 23.2%
GOVERNMENT AGENCY DEBT - 2.5%
$65,000,000	w	Federal Home Loan Bank (FHLB)	0.020	12/04/13	64,998
10,000,000		FHLB	0.020	10/25/13	10,000
30,150,000	w	FHLB	0.028	11/27/13	30,149
50,000,000		FHLB	0.025	12/20/13	49,997
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060	03/10/14	14,998
150,000,000	w	Federal National Mortgage Association (FNMA)	0.030	10/07/13	149,999
16,900,000	w	FNMA	0.050	10/16/13	16,900
		TOTAL GOVERNMENT AGENCY DEBT			337,041

TREASURY DEBT - 20.7%
27,000,000	w	United States Treasury Bill	0.020	10/03/13	27,000
6,000,000	w	United States Treasury Bill	0.040	10/10/13	6,000
104,800,000	w	United States Treasury Bill	0.050-0.066	10/17/13	104,798
49,000,000	w	United States Treasury Bill	0.078	10/24/13	48,998
22,000,000	w	United States Treasury Bill	0.035-0.046	10/31/13	21,999
163,700,000	w	United States Treasury Bill	0.056-0.071	11/07/13	163,689
133,500,000	w	United States Treasury Bill	0.020-0.045	11/21/13	133,495
142,000,000	w	United States Treasury Bill	0.088	12/12/13	141,996
17,000,000	w	United States Treasury Bill	0.040	12/19/13	16,999
100,000,000	w	United States Treasury Bill	0.095	12/26/13	99,998
14,800,000	w	United States Treasury Bill	0.070	01/30/14	14,800
100,000,000	w	United States Treasury Bill	0.071	02/13/14	99,994
137,000,000	w	United States Treasury Bill	0.081-0.095	03/06/14	136,991
50,000,000	w	United States Treasury Bill	0.030	03/20/14	49,994
200,000,000	w	United States Treasury Bill	0.105	04/03/14	199,967
111,000,000	w	United States Treasury Bill	0.070-0.107	05/01/14	110,972
249,000,000	w	United States Treasury Bill	0.095-0.096	06/26/14	248,903
575,700,000	w	United States Treasury Bill	0.094-0.120	07/24/14	575,404
533,000,000	w	United States Treasury Bill	0.103-0.135	08/21/14	532,640
14,000,000		United States Treasury Note	0.250	06/30/14	14,016
		TOTAL TREASURY DEBT			2,748,653

		TOTAL SHORT-TERM INVESTMENTS			3,085,694
		(Cost $3,084,924)

		TOTAL INVESTMENTS - 121.1%			16,121,411
		(Cost $16,059,354)
		OTHER ASSETS & LIABILITIES, NET - (21.1)%			(2,806,316)
		NET ASSETS - 100.0%			$13,315,095
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

*	Non-income producing.
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2013 the aggregate value of these securities amounted to $1,716,400,000 or 12.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
346

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

PRINCIPAL		ISSUER	VALUE (000)
GOVERNMENT BONDS - 99.7%

U.S. TREASURY SECURITIES - 99.7%
	k	United States Treasury Inflation Indexed Bonds
$248,859,974		1.625%, 01/15/15	$257,181
245,543,342		0.500%, 04/15/15	250,838
237,303,768		1.875%, 07/15/15	250,541
214,729,054		2.000%, 01/15/16	229,643
440,667,792		0.125%, 04/15/16	452,235
225,061,011		2.500%, 07/15/16	248,341
190,553,717		2.375%, 01/15/17	211,351
470,948,852		0.125%, 04/15/17	485,629
159,705,819		2.625%, 07/15/17	181,216
165,078,711		1.625%, 01/15/18	181,419
188,461,980		0.125%, 04/15/18	194,145
158,804,450		1.375%, 07/15/18	174,313
144,160,000		2.125%, 01/15/19	163,622
189,265,460		1.875%, 07/15/19	214,402
220,688,946		1.375%, 01/15/20	242,068
293,087,829		1.250%, 07/15/20	320,656
369,408,570		1.125%, 01/15/21	397,749
399,850,836		0.625%, 07/15/21	416,188
336,434,179		0.125%, 01/15/22	332,203
393,106,860		0.125%, 07/15/22	387,210
215,556,000		0.125%, 01/15/23	209,696
36,135,360		0.375%, 07/15/23	35,949
274,194,242		2.375%, 01/15/25	327,255
218,112,699		2.000%, 01/15/26	251,631
163,554,784		2.375%, 01/15/27	196,815
195,016,998		1.750%, 01/15/28	218,373
170,457,606		3.625%, 04/15/28	235,658
177,235,200		2.500%, 01/15/29	217,847
184,850,085		3.875%, 04/15/29	264,971
60,879,085		3.375%, 04/15/32	85,231
95,808,488		2.125%, 02/15/40	113,368
128,428,272		2.125%, 02/15/41	152,117
234,978,194		0.750%, 02/15/42	201,108
101,092,995		0.625%, 02/15/43	82,881
		TOTAL U.S. TREASURY SECURITIES	8,183,850

		TOTAL GOVERNMENT BONDS
		(Cost $7,708,457)	8,183,850

		TOTAL INVESTMENTS - 99.7%	8,183,850
		(Cost $7,708,457)
		OTHER ASSETS AND LIABILITIES, NET - 0.3%	22,251
		NET ASSETS - 100.0%	$8,206,101

k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		Cost amounts are in thousands.
347

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.1%

MEDIA - 0.1%
$9,750,000	i	Virgin Media Investment Holdings Ltd	3.500%	06/08/20	$9,686
		TOTAL MEDIA			9,686

		TOTAL BANK LOAN OBLIGATIONS			9,686
		(Cost $9,729)

BONDS - 38.9%

CORPORATE BONDS - 13.9%

AUTOMOBILES & COMPONENTS - 0.1%
2,350,000		BorgWarner, Inc	4.625	09/15/20	2,482
10,000,000		Ford Motor Co	4.750	01/15/43	8,925
4,500,000		Johnson Controls, Inc	2.600	12/01/16	4,659
		TOTAL AUTOMOBILES & COMPONENTS			16,066

BANKS - 3.5%
9,800,000	e,g	Bank of Nova Scotia	2.150	08/03/16	10,135
9,750,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.712	02/26/16	9,774
19,500,000		BB&T Corp	2.150	03/22/17	19,818
7,375,000		BB&T Corp	1.600	08/15/17	7,323
6,200,000		BB&T Corp	2.050	06/19/18	6,175
14,000,000		Branch Banking & Trust Co	1.450	10/03/16	14,083
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,325
6,000,000		Capital One Bank USA NA	3.375	02/15/23	5,612
9,250,000	e,i	Capital One NA	0.700	03/22/16	9,239
9,250,000		Capital One NA	1.500	03/22/18	8,980
14,500,000	i	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	0.732	03/18/16	14,550
8,700,000	e	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	8,589
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	6,740
19,250,000		Discover Bank	2.000	02/21/18	18,821
8,975,000		Discover Bank	4.200	08/08/23	8,948
10,255,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,886
9,500,000	e,g,i	HSBC Bank plc	0.904	05/15/18	9,509
9,750,000		HSBC USA, Inc	1.625	01/16/18	9,557
14,000,000	e	Huntington Bancshares, Inc	2.600	08/02/18	14,006
7,325,000		Huntington National Bank	1.350	08/02/16	7,320
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	11,656
19,250,000		Manufacturers & Traders Trust Co	1.450	03/07/18	18,828
4,644,000	i	Manufacturers & Traders Trust Co	5.585	12/28/20	4,689
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	6,234
7,450,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	7,278
3,500,000	i	National City Bank	0.604	12/15/16	3,450
4,900,000		People’s United Financial, Inc	3.650	12/06/22	4,669
4,500,000	i	PNC Bank NA	0.574	01/28/16	4,496

348

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,000,000		PNC Funding Corp	3.625%	02/08/15	$5,191
4,750,000		PNC Funding Corp	2.700	09/19/16	4,937
5,000,000		PNC Funding Corp	5.125	02/08/20	5,562
14,000,000		Regions Financial Corp	2.000	05/15/18	13,589
10,000,000		Royal Bank of Canada	1.125	07/22/16	10,011
11,500,000		Royal Bank of Canada	1.200	09/19/17	11,364
9,750,000	e	Royal Bank of Canada	1.500	01/16/18	9,598
14,000,000		Royal Bank of Canada	2.200	07/27/18	14,045
9,750,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	9,549
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,210
5,000,000	g	Standard Chartered plc	3.950	01/11/23	4,703
4,610,000	i	State Street Bank and Trust Co	0.458	12/08/15	4,581
6,744,000	e	SVB Financial Group	5.375	09/15/20	7,422
11,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	11,215
14,500,000	i	Toronto-Dominion Bank	0.815	04/30/18	14,533
3,000,000		US Bancorp	4.950	10/30/14	3,144
5,000,000		US Bancorp	2.875	11/20/14	5,141
14,500,000		US Bancorp	1.650	05/15/17	14,585
10,250,000		US Bancorp	2.950	07/15/22	9,643
3,750,000	i	US Bank NA	0.548	10/14/14	3,753
		TOTAL BANKS			446,466

CAPITAL GOODS - 0.6%
2,500,000		3M Co	6.375	02/15/28	3,139
3,100,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	3,090
7,100,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	7,051
3,150,000		Masco Corp	7.125	03/15/20	3,552
5,155,000		Pall Corp	5.000	06/15/20	5,450
8,850,000		Pentair Finance S.A.	1.350	12/01/15	8,883
1,500,000		Pentair Finance S.A.	2.650	12/01/19	1,440
9,750,000		Precision Castparts Corp	0.700	12/20/15	9,721
9,250,000		Precision Castparts Corp	2.500	01/15/23	8,524
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,238
5,000,000		Timken Co	6.000	09/15/14	5,237
9,500,000	g	Turlock Corp	0.950	11/02/15	9,501
3,375,000	g	Turlock Corp	1.500	11/02/17	3,327
2,500,000	g	Turlock Corp	4.000	11/02/32	2,298
		TOTAL CAPITAL GOODS			74,451

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,563
4,750,000		Waste Management, Inc	2.600	09/01/16	4,909
2,730,000		Waste Management, Inc	4.600	03/01/21	2,912
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			11,384

CONSUMER DURABLES & APPAREL - 0.1%
1,450,000		Mohawk Industries, Inc	3.850	02/01/23	1,380
1,100,000		Whirlpool Corp	8.600	05/01/14	1,149
2,215,000	e	Whirlpool Corp	3.700	03/01/23	2,144
4,175,000		Whirlpool Corp	5.150	03/01/43	4,003
		TOTAL CONSUMER DURABLES & APPAREL			8,676

CONSUMER SERVICES - 0.2%
4,000,000		American National Red Cross	5.567	11/15/17	4,173
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,150
1,250,000		McDonald’s Corp	5.000	02/01/19	1,429
349

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,550,000		Nature Conservancy	6.300%	07/01/19	$8,706
5,145,000		Salvation Army	5.637	09/01/26	5,446
2,275,000	g	Service Corp International	5.375	01/15/22	2,170
		TOTAL CONSUMER SERVICES			27,074

DIVERSIFIED FINANCIALS - 2.5%
5,000,000	i	American Express Centurion Bank	0.715	11/13/15	5,016
1,675,000		American Express Co	7.000	03/19/18	2,018
6,975,000		American Express Co	1.550	05/22/18	6,819
18,350,000		American Express Credit Corp	2.125	07/27/18	18,421
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,161
4,750,000		Bank of New York Mellon Corp	1.200	02/20/15	4,793
5,000,000	e	Bank of New York Mellon Corp	2.950	06/18/15	5,198
19,750,000	i	Bank of New York Mellon Corp	0.495	10/23/15	19,763
5,450,000	i	Bank of New York Mellon Corp	1.969	06/20/17	5,499
19,750,000		Bank of New York Mellon Corp	1.300	01/25/18	19,318
14,250,000	i	Bank of New York Mellon Corp	0.699	03/06/18	14,245
14,500,000	i	Bank of New York Mellon Corp	0.825	08/01/18	14,507
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	3,083
2,850,000		BlackRock, Inc	1.375	06/01/15	2,891
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,167
14,750,000	e,g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	14,930
4,750,000	i	Capital One Financial Corp	1.418	07/15/14	4,776
6,500,000		Capital One Financial Corp	2.125	07/15/14	6,572
9,000,000		Capital One Financial Corp	2.150	03/23/15	9,145
9,250,000	i	Capital One Financial Corp	0.907	11/06/15	9,277
8,972,000		Capital One Financial Corp	3.150	07/15/16	9,373
12,700,000		Charles Schwab Corp	2.200	07/25/18	12,808
375,000		Discover Financial Services	5.200	04/27/22	395
5,000,000		Ford Motor Credit Co LLC	3.875	01/15/15	5,171
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,402
11,000,000	i	Ford Motor Credit Co LLC	1.516	05/09/16	11,150
9,000,000	e	Ford Motor Credit Co LLC	2.375	01/16/18	8,929
8,600,000		Ford Motor Credit Co LLC	5.000	05/15/18	9,422
10,000,000		Ford Motor Credit Co LLC	4.375	08/06/23	10,006
5,000,000		John Deere Capital Corp	1.250	12/02/14	5,051
4,725,000		John Deere Capital Corp	0.875	04/17/15	4,751
7,000,000		John Deere Capital Corp	0.700	09/04/15	7,006
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,301
14,000,000	g	Nissan Motor Acceptance Corp	2.650	09/26/18	14,039
6,100,000		Northern Trust Corp	4.625	05/01/14	6,252
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	9,917
3,000,000		State Street Corp	4.300	05/30/14	3,079
8,900,000		State Street Corp	1.350	05/15/18	8,677
8,300,000		State Street Corp	3.100	05/15/23	7,742
		TOTAL DIVERSIFIED FINANCIALS			320,070

ENERGY - 0.7%
5,000,000		Apache Corp	4.750	04/15/43	4,733
4,145,000		Continental Resources, Inc	5.000	09/15/22	4,171
2,500,000		Devon Energy Corp	6.300	01/15/19	2,919
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,192
3,000,000		EOG Resources, Inc	4.100	02/01/21	3,175
3,000,000		Hess Corp	5.600	02/15/41	3,084
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,754
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	2,977
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,500,000		Noble Energy, Inc	8.250%	03/01/19	$3,124
9,886,000		Noble Holding International Ltd	2.500	03/15/17	9,938
2,150,000		Noble Holding International Ltd	3.950	03/15/22	2,074
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	1,894
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,469
6,975,000		Statoil ASA	1.200	01/17/18	6,837
9,000,000	i	Statoil ASA	0.554	05/15/18	8,988
9,500,000		Statoil ASA	2.650	01/15/24	8,786
3,000,000		Statoil ASA	3.950	05/15/43	2,659
12,150,000	g	Texas Eastern Transmission LP	2.800	10/15/22	11,039
6,175,000		Weatherford International Ltd	4.500	04/15/22	6,111
		TOTAL ENERGY			94,924

FOOD & STAPLES RETAILING - 0.1%
4,750,000		Kroger Co	2.200	01/15/17	4,835
7,250,000		Safeway, Inc	3.400	12/01/16	7,475
		TOTAL FOOD & STAPLES RETAILING			12,310

FOOD, BEVERAGE & TOBACCO - 0.2%
3,500,000	i	General Mills, Inc	0.564	01/29/16	3,503
7,408,000		Kellogg Co	4.000	12/15/20	7,841
7,250,000	i	PepsiCo, Inc	0.472	02/26/16	7,254
5,000,000		PepsiCo, Inc	1.250	08/13/17	4,927
428,000		PepsiCo, Inc	7.900	11/01/18	545
		TOTAL FOOD, BEVERAGE & TOBACCO			24,070

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
4,750,000		Becton Dickinson & Co	1.750	11/08/16	4,848
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,541
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,328
15,625,000	h	Edwards Lifesciences Corp	2.875	10/15/18	15,564
3,500,000		Medtronic, Inc	4.750	09/15/15	3,769
2,500,000		Medtronic, Inc	6.500	03/15/39	3,111
5,000,000		Providence Health & Services	5.050	10/01/14	5,205
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			39,366

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
3,750,000		Clorox Co	3.800	11/15/21	3,784
4,500,000		Colgate-Palmolive Co	2.300	05/03/22	4,225
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,009

INSURANCE - 0.4%
2,000,000		Aetna, Inc	1.500	11/15/17	1,964
4,750,000	i	Berkshire Hathaway, Inc	0.964	08/15/14	4,778
4,750,000		Berkshire Hathaway, Inc	2.200	08/15/16	4,925
3,400,000		Principal Financial Group, Inc	1.850	11/15/17	3,371
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	2,504
3,100,000		Progressive Corp	3.750	08/23/21	3,203
3,175,000		Prudential Financial, Inc	2.300	08/15/18	3,203
19,950,000	i	Prudential Financial, Inc	5.200	03/15/44	18,094
3,750,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	3,278
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,382
		TOTAL INSURANCE			47,702
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MATERIALS - 0.7%
$3,335,000		Air Products & Chemicals, Inc	4.375%	08/21/19	$3,611
1,000,000		Ball Corp	6.750	09/15/20	1,081
2,275,000		Ball Corp	5.000	03/15/22	2,207
8,930,000		Ball Corp	4.000	11/15/23	8,015
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,765
5,750,000		Domtar Corp	4.400	04/01/22	5,549
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,575
2,000,000		International Paper Co	5.300	04/01/15	2,126
2,650,000		International Paper Co	7.300	11/15/39	3,234
5,000,000		International Paper Co	6.000	11/15/41	5,344
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,840
14,500,000		Nucor Corp	4.000	08/01/23	14,191
5,000,000		Praxair, Inc	4.375	03/31/14	5,094
2,500,000		Praxair, Inc	5.250	11/15/14	2,634
4,750,000		Praxair, Inc	1.050	11/07/17	4,643
4,000,000		Praxair, Inc	2.450	02/15/22	3,757
2,850,000		Rock Tenn Co	3.500	03/01/20	2,818
2,850,000		Rock Tenn Co	4.000	03/01/23	2,761
8,000,000		Sherwin-Williams Co	1.350	12/15/17	7,811
		TOTAL MATERIALS			88,056

MEDIA - 0.2%
4,450,000		Discovery Communications LLC	3.300	05/15/22	4,260
2,825,000		Discovery Communications LLC	4.950	05/15/42	2,613
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,592
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	3,765
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	4,515
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	3,220
8,000,000		Time Warner Cable, Inc	4.500	09/15/42	5,849
		TOTAL MEDIA			27,814

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
9,500,000	i	AbbVie, Inc	1.027	11/06/15	9,591
11,425,000		AbbVie, Inc	1.750	11/06/17	11,331
2,695,000	e	Bristol-Myers Squibb Co	3.250	08/01/42	2,157
2,250,000		Gilead Sciences, Inc	4.400	12/01/21	2,410
10,000,000	i	Johnson & Johnson	0.354	05/15/14	10,011
4,600,000		Johnson & Johnson	2.150	05/15/16	4,775
4,600,000		Johnson & Johnson	4.500	09/01/40	4,693
8,080,000		Life Technologies Corp	3.500	01/15/16	8,398
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,170
9,000,000	i	Merck & Co, Inc	0.623	05/18/18	9,033
2,400,000		Merck & Co, Inc	4.150	05/18/43	2,222
4,750,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	4,940
5,750,000	g	VPII Escrow Corp	6.750	08/15/18	6,152
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			80,883

REAL ESTATE - 0.7%
3,500,000		Boston Properties LP	3.125	09/01/23	3,206
8,907,000		Equity One, Inc	3.750	11/15/22	8,401
16,111,000		Federal Realty Investment Trust	5.950	08/15/14	16,799
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,597
5,500,000		Federal Realty Investment Trust	3.000	08/01/22	5,107
10,260,000		Federal Realty Investment Trust	2.750	06/01/23	9,189
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,690

352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,500,000		Kilroy Realty Corp	5.000%	11/03/15	$2,682
10,050,000		Kilroy Realty LP	3.800	01/15/23	9,435
1,673,000		Simon Property Group LP	6.750	05/15/14	1,710
3,125,000		Simon Property Group LP	2.800	01/30/17	3,238
9,500,000	g	Simon Property Group LP	1.500	02/01/18	9,262
6,150,000		Ventas Realty LP	2.000	02/15/18	6,026
2,400,000		Ventas Realty LP	3.250	08/15/22	2,242
		TOTAL REAL ESTATE			82,584

RETAILING - 0.1%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,311
7,536,000		O’Reilly Automotive, Inc	3.800	09/01/22	7,414
		TOTAL RETAILING			12,725

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
5,425,000		Intel Corp	1.350	12/15/17	5,355
7,500,000		Texas Instruments, Inc	2.375	05/16/16	7,799
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			13,154

SOFTWARE & SERVICES - 0.2%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,162
9,750,000		International Business Machines Corp	0.550	02/06/15	9,762
5,250,000		International Business Machines Corp	1.250	02/06/17	5,267
		TOTAL SOFTWARE & SERVICES			20,191

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,327
5,000,000		Xerox Corp	8.250	05/15/14	5,226
9,750,000	i	Xerox Corp	1.083	05/16/14	9,764
4,000,000		Xerox Corp	2.950	03/15/17	4,102
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			22,419

TELECOMMUNICATION SERVICES - 0.3%
5,000,000		American Tower Corp	4.700	03/15/22	4,858
4,225,000		American Tower Corp	3.500	01/31/23	3,709
425,000	e	Frontier Communications Corp	7.125	01/15/23	424
12,825,000	g	Sprint Corp	7.250	09/15/21	12,953
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,429
9,750,000		Vodafone Group plc	1.500	02/19/18	9,479
2,300,000		Windstream Corp	6.375	08/01/23	2,104
		TOTAL TELECOMMUNICATION SERVICES			36,956

TRANSPORTATION - 0.4%
4,600,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	4,578
2,100,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	2,047
6,500,000		CSX Corp	4.100	03/15/44	5,507
4,225,000		GATX Corp	3.900	03/30/23	4,086
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,763
5,000,000		Norfolk Southern Corp	3.250	12/01/21	4,962
12,775,000		Norfolk Southern Corp	3.000	04/01/22	12,312
6,894,000		Norfolk Southern Corp	2.903	02/15/23	6,453
475,000		Norfolk Southern Corp	5.590	05/17/25	538
1,360,000	i	United Parcel Service of America, Inc (Step Bond 8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	1,837
3,650,000		United Parcel Service, Inc	1.125	10/01/17	3,597
		TOTAL TRANSPORTATION			48,680

353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
UTILITIES - 1.5%
$7,850,000		American Water Capital Corp	6.085%	10/15/17	$9,057
1,667,000		Arizona Public Service Co	5.050	09/01/41	1,712
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,575
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,386
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,214
1,785,523	g	Great River Energy	5.829	07/01/17	1,909
3,375,000	g	International Transmission Co	4.625	08/15/43	3,349
7,250,000		ITC Holdings Corp	5.300	07/01/43	7,151
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	8,244
9,500,000		Nevada Power Co	5.875	01/15/15	10,117
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	8,613
14,150,000		NiSource Finance Corp	4.800	02/15/44	12,672
6,000,000		Northeast Utilities	1.450	05/01/18	5,846
12,000,000		Northeast Utilities	2.800	05/01/23	11,083
9,750,000		Northern States Power Co	2.600	05/15/23	9,124
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,754
14,500,000	i	NSTAR Electric Co	0.503	05/17/16	14,455
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,385
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	3,872
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,084
630,000		Public Service Co of Colorado	4.750	08/15/41	649
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,512
620,000		San Diego Gas & Electric Co	6.000	06/01/39	755
10,000,000		Sempra Energy	2.300	04/01/17	10,193
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	8,792
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,223
17,250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	17,198
14,500,000	g	Topaz Solar Farms LLC	5.750	09/30/39	15,634
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,449
		TOTAL UTILITIES			194,007

		TOTAL CORPORATE BONDS			1,758,037
		(Cost $1,754,621)

GOVERNMENT BONDS - 23.5%

AGENCY SECURITIES - 3.9%
6,841,864		Cal Dive I- Title XI, Inc	4.930	02/01/27	7,427
7,342,534		COP I LLC	3.613	12/05/21	7,939
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	6,337
7,057,407		FHLB	2.350	08/08/22	6,563
4,635,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	4,698
5,000,000		FHLMC	1.000	09/29/17	4,957
3,000,000		Federal National Mortgage Association (FNMA)	2.500	05/15/14	3,044
10,000,000		FNMA	2.625	11/20/14	10,280
6,400,000		FNMA	1.125	04/27/17	6,422
1,096,000	j	Government Trust Certificate	0.000	04/01/19	979
5,000,000	j	Government Trust Certificate	0.000	04/01/21	3,967
4,408,311	i	KE Export Leasing	0.523	05/19/24	4,391
6,008,352	i	KE Export Leasing	0.512	02/25/25	5,989
4,315,627	i	KE Export Leasing	0.492	02/28/25	4,260
3,850,000	j	Overseas Private Investment Corp (OPIC)	0.000	07/12/14	4,116
4,700,000	j	OPIC	0.000	07/12/14	5,406
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,800,000	j	OPIC	0.000%	07/12/14	$2,828
2,750,000	j	OPIC	0.000	04/30/15	2,768
12,750,000	j	OPIC	0.000	11/17/16	13,466
14,500,000	j	OPIC	0.000	11/17/16	14,632
3,000,000		OPIC	1.900	04/30/18	3,093
12,000,000		OPIC	1.030	04/15/19	11,997
2,258,929		OPIC	1.300	06/15/19	2,250
3,402,562		OPIC	5.142	12/15/23	3,832
5,866,232		OPIC	2.290	09/15/26	5,726
3,225,007		OPIC	2.040	12/15/26	3,166
8,236,086		OPIC	4.440	02/27/27	8,893
2,500,000		OPIC	2.610	04/15/30	2,319
4,750,000		OPIC	2.930	05/15/30	4,518
7,850,000		OPIC	3.040	05/15/30	7,535
5,000,000		OPIC	3.430	05/15/30	4,954
4,750,000		OPIC	4.010	05/15/30	4,925
9,852,944		OPIC	3.540	06/15/30	9,866
4,625,000		OPIC	2.310	11/15/30	4,255
9,857,143		OPIC	3.590	12/15/30	9,912
15,000,000	m	OPIC	3.938	12/20/32	15,000
1,050,000		Private Export Funding Corp (PEFCO)	4.550	05/15/15	1,122
9,750,000		PEFCO	2.125	07/15/16	10,135
11,750,000		PEFCO	1.375	02/15/17	11,841
8,000,000		PEFCO	2.250	12/15/17	8,294
5,000,000		PEFCO	4.375	03/15/19	5,631
14,000,000		PEFCO	1.450	08/15/19	13,394
17,500,000		PEFCO	4.300	12/15/21	19,375
8,250,000		PEFCO	2.050	11/15/22	7,484
5,007,000		United States Department of Housing and Urban Development (HUD)	5.380	08/01/18	5,630
750,000		HUD	2.050	08/01/19	753
9,000,000		HUD	5.190	08/01/14	9,376
1,900,000		HUD	2.200	08/01/15	1,963
5,250,000		HUD	4.330	08/01/15	5,621
3,894,000		HUD	2.910	08/01/17	4,145
8,000,000		HUD	4.560	08/01/17	8,944
10,750,000		HUD	1.770	08/01/18	10,801
13,967,000		HUD	4.960	08/01/20	16,121
13,500,000		HUD	5.050	08/01/21	15,541
10,000,000	m	Gate Capital Cayman One Ltd	1.839	03/27/21	10,000
7,125,925		Gate Capital Cayman Two	3.550	06/11/21	7,600
10,125,000	i	India Government AID Bond	0.365	02/01/27	9,621
8,845,000		Lutheran Medical Center	1.982	02/20/30	8,361
4,590,000	g	Montefiore Medical Center	3.896	05/20/27	4,733
741,127		National Credit Union Administration	1.840	10/07/20	743
5,464,884		Premier Aircraft Leasing	3.576	02/06/22	5,835
3,746,522		Tayarra Ltd	3.628	02/15/22	4,009
3,654,338		Tricahue Leasing LLC	3.503	11/19/21	3,891
31,044,000	e	Tunisia Government AID Bonds	1.686	07/16/19	30,165
9,791,667	m	Ulani MSN 35940 LLC	2.227	05/16/25	9,668
8,650,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	8,605
3,584,756		VRG Linhas Aereas S.A.	1.000	06/30/14	3,597
		TOTAL AGENCY SECURITIES			485,709

355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
FOREIGN GOVERNMENT BONDS - 4.6%
$6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000%	04/17/20	$5,748
6,300,000	e	Canada Government International Bond	0.875	02/14/17	6,296
9,135,917	g	Carpintero Finance Ltd	2.004	09/18/24	9,108
8,832,499	g,m	Carpintero Finance Ltd	2.581	11/11/24	8,687
24,750,000		Council of Europe Development Bank	1.500	01/15/15	25,121
14,250,000	e	Council of Europe Development Bank	1.000	03/07/18	13,904
24,000,000	m	European Bank for Reconstruction & Development	1.625	04/10/18	24,260
2,000,000		European Investment Bank	4.875	02/15/36	2,212
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	17,685
14,500,000		Hydro Quebec	2.000	06/30/16	14,934
10,200,000		Hydro Quebec	1.375	06/19/17	10,215
6,082,000		Hydro Quebec	8.400	01/15/22	8,173
14,000,000		International Bank for Reconstruction & Development	2.000	12/04/13	14,029
10,550,000		International Bank for Reconstruction & Development	0.500	12/16/13	10,554
49,000,000		International Bank for Reconstruction & Development	0.375	08/24/15	48,966
55,210,000		International Finance Corp	2.250	04/28/14	55,783
24,500,000		International Finance Corp	0.500	05/15/15	24,543
24,000,000		International Finance Corp	0.500	05/16/16	23,874
29,000,000	g,i	International Finance Facility for Immunisation	0.434	07/05/16	29,009
2,850,000	e	Italy Government International Bond	5.375	06/12/17	3,107
10,000,000		KFW	2.625	01/25/22	9,910
3,145,000	g	National Bank of Canada	1.650	01/30/14	3,159
7,500,000	g	National Bank of Canada	2.200	10/19/16	7,771
23,425,000		North American Development Bank	2.400	10/26/22	21,047
17,500,000	g	Province of Alberta Canada	1.000	06/21/17	17,423
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,165
21,000,000		Province of British Columbia Canada	1.200	04/25/17	21,099
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,015
19,500,000		Province of Manitoba Canada	2.100	09/06/22	17,940
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,491
5,000,000		Province of Nova Scotia Canada	2.375	07/21/15	5,149
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,377
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,804
15,000,000		Province of Ontario Canada	2.300	05/10/16	15,566
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,333
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,542
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,464
10,000,000		Province of Quebec Canada	2.750	08/25/21	9,757
14,500,000		Province of Quebec Canada	2.625	02/13/23	13,489
5,000,000		Province of Quebec Canada	7.500	09/15/29	6,770
		TOTAL FOREIGN GOVERNMENT BONDS			578,479

MORTGAGE BACKED - 8.6%
1,285,152	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436	02/01/36	1,362
2,953,715	i	FHLMC	2.565	07/01/36	3,133
3,881,607	i	FHLMC	2.303	09/01/36	4,152
813,896	i	FHLMC	2.404	09/01/36	867
766,397	i	FHLMC	5.787	02/01/37	820
3,231,894	i	FHLMC	2.714	03/01/37	3,449
1,441,469	i	FHLMC	6.015	04/01/37	1,542
1,483,466	i	FHLMC	2.864	08/01/37	1,569
2,578,295	i	FHLMC	1.738	09/01/37	2,692
2,169,283		FHLMC	3.000	08/15/42	1,852
80,543		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	85
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$167,779		FGLMC	6.000%	12/01/17	$179
1,330,764		FGLMC	4.500	10/01/18	1,407
1,676,348		FGLMC	4.500	11/01/18	1,772
1,428,073		FGLMC	4.500	11/01/18	1,510
2,311,605		FGLMC	4.500	01/01/19	2,500
869,551		FGLMC	5.500	01/01/19	931
796,235		FGLMC	5.000	02/01/19	844
347,148		FGLMC	4.500	01/01/20	367
106,436		FGLMC	4.500	07/01/20	115
125,814		FGLMC	7.000	10/01/20	137
776,709		FGLMC	4.500	06/01/21	823
2,656,903		FGLMC	4.500	06/01/21	2,814
416,749		FGLMC	4.500	03/01/23	441
333,611		FGLMC	5.000	04/01/23	360
11,021		FGLMC	7.000	05/01/23	12
1,204,791		FGLMC	4.000	07/01/24	1,276
398,926		FGLMC	4.500	09/01/24	422
27,182		FGLMC	8.000	01/01/31	31
835,318		FGLMC	4.500	07/01/33	891
1,528,573		FGLMC	5.500	09/01/33	1,660
1,534,637		FGLMC	5.500	09/01/33	1,689
2,388,591		FGLMC	5.500	12/01/33	2,618
4,985,393		FGLMC	7.000	12/01/33	5,657
741,815		FGLMC	6.000	09/01/34	820
342,306		FGLMC	5.500	12/01/34	371
193,491		FGLMC	6.000	05/01/35	211
472,994		FGLMC	6.000	05/01/35	515
1,031,196		FGLMC	6.000	05/01/35	1,137
363,421		FGLMC	6.000	05/01/35	396
661,082		FGLMC	6.000	05/01/35	731
104,834		FGLMC	6.000	05/01/35	115
1,844,821		FGLMC	7.000	05/01/35	2,025
626,493		FGLMC	5.500	06/01/35	682
1,069,065		FGLMC	6.000	08/01/35	1,177
330,613		FGLMC	5.000	10/01/35	356
294,329		FGLMC	5.000	02/01/36	318
14,014		FGLMC	6.500	05/01/36	16
573,722		FGLMC	6.500	10/01/36	653
800,705		FGLMC	6.000	09/01/37	879
626,623		FGLMC	6.500	11/01/37	693
1,960,005		FGLMC	6.000	02/01/38	2,157
334,056		FGLMC	6.000	11/01/38	364
1,290,273		FGLMC	5.000	07/01/39	1,390
4,058,384		FGLMC	6.000	07/01/39	4,469
4,591,283		FGLMC	4.500	11/01/40	4,953
5,245,959		FGLMC	4.500	12/01/40	5,648
10,000,000	h	FGLMC	3.500	11/15/42	10,117
9,000,000	h	FGLMC	4.000	11/15/42	9,374
1,000,000	h	FGLMC	4.500	11/15/42	1,061
1,018,903		Federal National Mortgage Association (FNMA)	4.629	05/01/14	1,025
3,824,306		FNMA	4.265	06/01/14	3,857
2,774,302		FNMA	4.530	10/01/14	2,833
1,408		FNMA	8.500	11/01/14	1

357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$45,015		FNMA	6.500%	10/01/16	$47
269,237		FNMA	6.500	04/01/17	288
529,129		FNMA	5.000	12/01/17	563
96,315		FNMA	6.500	02/01/18	103
117,865		FNMA	5.500	04/01/18	125
22,124		FNMA	5.500	05/01/18	23
1,918,575		FNMA	5.500	11/01/18	2,028
1,300,574		FNMA	5.000	12/01/18	1,385
1,249,178		FNMA	5.000	01/01/19	1,330
123,511		FNMA	6.000	01/01/19	135
125,133		FNMA	6.000	02/01/19	137
399,845		FNMA	4.000	02/25/19	418
42,809		FNMA	4.500	03/01/19	45
207,889		FNMA	4.500	05/01/19	221
338,491		FNMA	4.500	06/01/19	360
390,304		FNMA	5.000	03/01/20	415
175,270		FNMA	4.500	11/01/20	186
337,967		FNMA	5.000	12/01/20	363
629,604		FNMA	5.000	03/01/21	670
1,204,416		FNMA	5.500	08/01/21	1,303
423,570		FNMA	4.500	03/01/23	451
22,926		FNMA	8.000	03/01/23	26
1,155,705		FNMA	5.000	07/01/23	1,240
69,462		FNMA	5.000	01/01/24	76
222,301		FNMA	5.500	02/01/24	244
675,077		FNMA	4.000	05/01/24	717
45,470		FNMA	8.000	07/01/24	53
900,763		FNMA	4.500	08/01/24	958
3,698,860		FNMA	4.000	09/01/24	3,924
6,522,418		FNMA	3.000	05/01/27	6,771
13,000,000	h	FNMA	2.500	10/25/28	13,073
44,000,000	h	FNMA	3.000	10/25/28	45,554
13,000,000	h	FNMA	4.000	10/25/28	13,792
8,000,000	h	FNMA	4.500	10/25/28	8,497
701,977		FNMA	6.500	07/01/32	786
987,327		FNMA	4.500	03/25/33	1,038
575,099		FNMA	5.500	07/01/33	636
198,240		FNMA	4.500	09/01/33	214
900,830		FNMA	5.000	11/01/33	993
1,103,212		FNMA	5.500	11/01/33	1,225
877,098		FNMA	5.500	11/01/33	975
1,415,726		FNMA	5.500	11/01/33	1,573
732,981		FNMA	5.500	11/01/33	802
1,151,723		FNMA	5.500	11/01/33	1,279
142,009		FNMA	5.500	12/01/33	156
88,309		FNMA	7.000	01/01/34	96
14,496		FNMA	4.500	05/01/34	15
197,588		FNMA	4.500	05/01/34	211
12,687		FNMA	4.500	05/01/34	14
12,112		FNMA	4.500	06/01/34	13
77,262		FNMA	4.500	06/01/34	83
13,932		FNMA	4.500	06/01/34	15
18,197		FNMA	4.500	06/01/34	19
31,125		FNMA	4.500	07/01/34	33
14,498		FNMA	4.500	07/01/34	15
90,133		FNMA	4.500	07/01/34	96

358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$13,477		FNMA	4.500%	08/01/34	$14
588,287		FNMA	4.500	08/01/34	628
25,475		FNMA	4.500	09/01/34	27
291,881		FNMA	6.000	12/01/34	321
4,147,964		FNMA	5.500	01/01/35	4,593
601,557		FNMA	5.500	04/01/35	656
536,547		FNMA	5.500	04/01/35	585
1,203,980		FNMA	5.500	05/01/35	1,316
169,816		FNMA	5.500	05/01/35	185
1,201,755		FNMA	6.000	05/01/35	1,332
1,529,984		FNMA	5.500	06/01/35	1,693
1,021,630		FNMA	5.500	06/01/35	1,131
35,981		FNMA	7.500	06/01/35	39
261,959		FNMA	6.000	07/01/35	286
621,326		FNMA	4.500	08/01/35	665
524,854	i	FNMA	2.543	02/01/36	558
837,160		FNMA	6.500	02/01/36	946
1,013,277		FNMA	6.000	03/01/36	1,114
748,471	i	FNMA	2.392	07/01/36	803
548,038		FNMA	6.000	12/01/36	598
4,045,122	i	FNMA	5.886	01/01/37	4,356
463,062		FNMA	7.000	02/01/37	531
1,379,877		FNMA	6.500	03/01/37	1,540
445,684		FNMA	7.000	04/01/37	517
412,240		FNMA	6.500	08/01/37	456
1,294,660		FNMA	6.000	09/01/37	1,444
1,369,891		FNMA	6.000	09/01/37	1,529
929,090		FNMA	6.000	09/01/37	1,037
938,738		FNMA	6.000	09/01/37	1,030
523,909		FNMA	6.500	09/01/37	579
220,788		FNMA	6.500	09/01/37	244
513,805	i	FNMA	2.478	10/01/37	548
390,229		FNMA	7.000	11/01/37	424
23,043		FNMA	6.500	02/01/38	26
68,481		FNMA	6.500	03/01/38	77
780,857	i	FNMA	4.961	10/01/38	839
541,086		FNMA	6.000	01/01/39	590
602,363		FNMA	6.000	01/01/39	657
2,379,856		FNMA	4.000	04/01/39	2,508
1,656,687		FNMA	4.500	08/01/39	1,768
3,379,357		FNMA	5.500	08/01/39	3,695
2,894,409		FNMA	3.500	10/01/42	2,949
2,012,095		FNMA	3.000	02/01/43	1,969
3,995,370		FNMA	3.000	07/01/43	3,857
65,000,000	h	FNMA	3.000	10/25/43	63,497
105,000,000	h	FNMA	3.500	10/25/43	106,887
53,000,000	h	FNMA	4.000	10/25/43	55,592
85,000,000	h	FNMA	4.500	10/25/43	90,777
50,000,000	h	FNMA	5.000	10/25/43	54,219
33,000,000	h	FNMA	5.500	10/25/43	35,970
53,000,000	h	FNMA	3.500	11/25/43	53,778
69,000,000	h	FNMA	4.000	11/25/43	72,137
1,000,000	h	FNMA	4.500	11/25/43	1,065
28,449		Government National Mortgage Association (GNMA)	9.000	12/15/17	32
5,654,898		GNMA	2.300	10/15/19	5,818
20,217		GNMA	8.000	06/15/22	22

359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,927		GNMA	6.500%	08/15/23	$11
25,869		GNMA	6.500	08/15/23	29
8,117,552		GNMA	2.580	08/15/25	8,338
143,870		GNMA	6.500	05/20/31	167
9,753,656		GNMA	2.640	01/15/33	9,451
380,270		GNMA	5.500	07/15/33	417
242,847		GNMA	6.000	10/20/36	268
254,780		GNMA	6.000	01/20/37	281
903,173		GNMA	5.500	02/15/37	990
1,340,605		GNMA	6.000	02/20/37	1,478
611,403		GNMA	5.000	04/15/38	665
501,831		GNMA	6.000	08/20/38	552
967,637		GNMA	6.500	11/20/38	1,080
2,553,226		GNMA	4.500	07/20/39	2,765
815,262		GNMA	5.000	07/20/39	896
973,303		GNMA	4.000	08/15/39	1,028
56,000,000	h	GNMA	3.000	10/15/43	55,204
82,000,000	h	GNMA	3.500	10/15/43	84,293
22,000,000	h	GNMA	4.000	10/15/43	23,203
37,000,000	h	GNMA	4.500	10/15/43	39,717
11,000,000	h	GNMA	6.000	10/15/43	12,134
11,000,000	h	GNMA	3.500	10/20/43	11,347
18,000,000	h	GNMA	5.000	10/20/43	19,595
		TOTAL MORTGAGE BACKED			1,088,494

MUNICIPAL BONDS - 2.7%
6,520,000		American Municipal Power	6.270	02/15/50	6,713
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	4,583
1,090,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	1,074
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,612
3,325,000		Bay Area Water Supply & Conservation Agency	2.735	10/01/22	3,147
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,464
3,000,000		Broward County FL Water & Sewer Utility Revenue	1.350	10/01/16	2,940
1,410,000		Broward County FL Water & Sewer Utility Revenue	1.910	10/01/18	1,355
6,165,000		California Pollution Control Financing Authority	5.000	07/01/27	6,146
8,020,000		California Pollution Control Financing Authority	5.000	07/01/37	7,542
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,627
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,507
1,400,000		Chelan County Public Utility District No	1.398	07/01/14	1,408
2,300,000		Chelan County Public Utility District No	1.867	07/01/15	2,335
5,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	5,446
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,380
4,000,000		City of Dallas, TX	5.078	02/15/22	4,401
1,500,000		City of Dallas, TX	5.195	02/15/35	1,556
810,000		City of Eugene, OR	6.320	08/01/22	876
260,000		City of Jersey City NJ	0.942	09/01/14	260
1,615,000		City of Jersey City NJ	1.192	09/01/15	1,610
2,200,000		City of Jersey City NJ	1.509	09/01/16	2,181
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,144
500,000		City of Jersey City NJ	2.079	09/01/18	486
925,000		City of Jersey City NJ	2.423	09/01/19	890
5,000,000		City of New York, NY	4.500	06/01/15	5,126
4,500,000		City of Seattle WA Municipal Light & Power Revenue	3.500	06/01/30	4,121
1,000,000		Commonwealth Financing Authority	1.159	06/01/16	994
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	954

360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,150,000		Commonwealth Financing Authority	2.875%	06/01/22	$1,090
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,184
24,000,000		Commonwealth of Massachusetts	5.000	08/01/33	25,748
5,000,000		Commonwealth of Massachusetts	5.456	12/01/39	5,419
1,435,000		County of Mercer, NJ	5.380	02/01/17	1,475
4,000,000		Dallas County Hospital District	5.621	08/15/44	4,444
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.112	09/01/18	1,788
5,750,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	6,212
500,000		Florida Governmental Utility Authority	2.000	10/01/16	495
9,750,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	9,706
8,875,000	j	Garden State Preservation Trust	0.000	11/01/22	6,541
500,000		Grant County Public Utility District No 2	4.700	01/01/28	498
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,027
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,161
4,135,000		Greene County OH	2.720	12/01/21	3,992
4,365,000		Greene County OH	3.120	12/01/23	4,155
4,615,000		Greene County OH	3.270	12/01/24	4,365
4,755,000		Greene County OH	3.420	12/01/25	4,487
1,900,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,718
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	942
3,490,000		Guadalupe-Blanco River Authority Industrial Development Corp	4.633	04/15/33	3,349
17,985,000		Irvine Ranch Water District Joint Powers Agency	2.388	03/15/14	18,012
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	1,019
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,416
995,000		Massachusetts Housing Finance Agency	1.306	06/01/16	987
545,000		Massachusetts Housing Finance Agency	1.776	06/01/17	537
5,990,000		Massachusetts Housing Finance Agency	4.782	12/01/20	6,236
5,400,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,808
3,500,000		Metropolitan Council	1.750	09/01/20	3,329
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,137
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,338
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	771
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,120
1,130,000		New York State Energy Research & Development Authority	1.028	07/01/16	1,126
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,588
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,283
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,583
1,000,000		New York State Environmental Facilities Corp	1.755	06/15/18	983
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,170
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,173
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,180
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,146
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	461
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,386
270,000		Newport News Economic Development Authority	5.640	01/15/29	281
2,230,000		Newport News Economic Development Authority	5.640	01/15/29	2,448
1,250,000		Niagara Area Development Corp	4.000	11/01/24	1,127
4,750,000		Northern California Power Agency	4.320	07/01/24	4,598
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,470
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,590
825,000		Pend Oreille County Public Utility District No Box Canyon	0.984	01/01/14	825
715,000		Pend Oreille County Public Utility District No Box Canyon	1.406	01/01/15	716
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,002
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037%	01/01/19	$994
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,054
1,220,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	1,225
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,005
11,500,000		Semitropic Improvement District	2.800	12/01/22	10,984
1,750,000		South Dakota Conservancy District	1.013	08/01/16	1,747
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,302
3,975,000		State of California	1.050	02/01/16	3,974
7,050,000		State of California	4.988	04/01/39	6,634
5,000,000		State of Connecticut	5.090	10/01/30	5,054
2,050,000		State of Hawaii	4.670	05/01/14	2,095
5,000,000		State of Illinois	4.071	01/01/14	5,039
5,570,000		State of Illinois	4.350	06/01/18	5,761
9,000,000		State of Illinois	5.520	04/01/38	7,477
5,000,000		State of Michigan	2.302	11/01/14	5,076
4,505,000		State of Michigan	3.375	12/01/20	4,591
2,500,000		State of Ohio	5.412	09/01/28	2,757
3,050,000		State of Oregon	5.030	08/01/14	3,160
3,265,000		State of Texas	4.900	08/01/20	3,444
5,000,000		State of Texas	6.072	10/01/29	5,568
3,165,000		State of Washington	5.050	01/01/18	3,173
1,033,000		State of Wisconsin	5.700	05/01/26	1,182
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	5,422
		TOTAL MUNICIPAL BONDS			346,238

U.S. TREASURY SECURITIES - 3.7%
22,500,000		United States Treasury Bond	2.750	08/15/42	18,650
6,000,000		United States Treasury Bond	3.125	02/15/43	5,376
175,845,000		United States Treasury Bond	2.875	05/15/43	149,248
5,985,000		United States Treasury Note	0.250	05/31/14	5,992
20,660,000		United States Treasury Note	0.250	06/30/14	20,683
22,395,000		United States Treasury Note	2.375	08/31/14	22,856
3,631,000		United States Treasury Note	2.500	04/30/15	3,760
15,155,000		United States Treasury Note	0.250	05/31/15	15,152
17,895,000		United States Treasury Note	1.875	06/30/15	18,390
21,500,000		United States Treasury Note	0.250	07/31/15	21,484
25,195,000		United States Treasury Note	0.500	06/15/16	25,171
6,000,000		United States Treasury Note	0.625	07/15/16	6,008
6,605,000		United States Treasury Note	0.875	09/15/16	6,654
64,377,000		United States Treasury Note	1.500	08/31/18	64,805
2,000,000		United States Treasury Note	1.375	09/30/18	1,999
4,300,000		United States Treasury Note	1.875	06/30/20	4,280
12,234,500		United States Treasury Note	1.625	11/15/22	11,327
67,400,000		United States Treasury Note	2.500	08/15/23	66,716
		TOTAL U.S. TREASURY SECURITIES			468,551

		TOTAL GOVERNMENT BONDS			2,967,471
		(Cost $2,933,203)

STRUCTURED ASSETS - 1.5%

ASSET BACKED - 0.7%
1,500,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	1,468
		Series - 2013 1 (Class C)
4,500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,843
		Series - 2010 5A (Class B)

362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720%	02/20/18	$4,291
		Series - 2011 5A (Class B)
873,590	i	Bear Stearns Asset Backed Securities Trust	0.919	11/25/39	853
		Series - 2005 SD3 (Class 2A1)
900,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	887
		Series - 2013 1 (Class B)
975,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	959
		Series - 2013 1 (Class C)
3,501,139	i	Chase Funding Loan Acquisition Trust	1.034	06/25/34	3,155
		Series - 2004 OPT1 (Class M1)
809,854	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	819
		Series - 2007 MX1 (Class A1)
1,715,000	g,i	DB/UBS Mortgage Trust	5.729	11/10/46	1,839
		Series - 2011 LC1A (Class C)
12,707,500	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	13,646
		Series - 2012 1A (Class A2)
1,507,383	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	1,506
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,552
		Series - 2011 A (Class D)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	566
		Series - 2010 1A (Class B3)
2,216,756	i	Lehman XS Trust	0.429	02/25/36	1,965
		Series - 2006 1 (Class 1A1)
5,995,802		Lehman XS Trust	6.500	06/25/46	4,502
		Series - 2006 13 (Class 2A1)
367,460	i	Long Beach Mortgage Loan Trust	0.929	02/25/35	365
		Series - 2005 1 (Class M1)
1,832,804	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.699	01/25/36	1,820
		Series - 2005 WCH1 (Class M2)
680,482	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	706
		Series - 2003 RZ5 (Class A7)
522,055	i	Residential Asset Securities Corp	0.609	04/25/35	517
		Series - 2005 KS3 (Class M3)
5,322,529		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	5,460
		Series - 2006 HI5 (Class A3)
1,959,795		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,987
		Series - 2006 HI3 (Class A3)
2,000,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,990
		Series - 2006 HI1 (Class M1)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	198
		Series - 2006 HI1 (Class M2)
2,000,000		Santander Drive Auto Receivables Trust	1.760	01/15/19	1,967
		Series - 2013 1 (Class C)
643,455	i	Securitized Asset Backed Receivables LLC	0.479	10/25/35	627
		Series - 2006 OP1 (Class A2C)
3,827,357	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	3,876
		Series - 2012 2A (Class B)
3,198,613	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	3,189
		Series - 2013 1A (Class A)
10,045,000	g	SLM Student Loan Trust	3.740	02/15/29	10,540
		Series - 2011 B (Class A2)
1,080,482	i	Soundview Home Equity Loan Trust	0.479	11/25/35	1,065
		Series - 2005 OPT3 (Class A4)
408,729	i	Structured Asset Investment Loan Trust	0.779	05/25/35	407
		Series - 2005 4 (Class M1)

363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$244,981	i	Structured Asset Investment Loan Trust	0.459%	12/25/35	$244
		Series - 2005 10 (Class A5)
2,330,253	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.399	10/25/36	2,247
		Series - 2006 GEL4 (Class A2)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,967
		Series - 2010 VNO (Class C)
686,365	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	693
		Series - 2006 N1 (Class N1)
987,995	g,i	Wachovia Loan Trust	0.539	05/25/35	917
		Series - 2005 SD1 (Class A)
489,142	i	Wells Fargo Home Equity Trust	0.319	07/25/36	484
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			85,117

OTHER MORTGAGE BACKED - 0.8%
6,555,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	6,960
		Series - 2006 6 (Class AM)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	2,406
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.568	10/12/41	2,629
		Series - 2006 T24 (Class AM)
1,950,000		Bear Stearns Commercial Mortgage Securities Trust	5.363	02/11/44	1,979
		Series - 2007 PW15 (Class AM)
46,917	g,i	Citigroup Commercial Mortgage Trust	0.322	04/15/22	47
		Series - 2007 FL3A (Class A2)
5,000,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	5,524
		Series - 2007 C2 (Class AMFX)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,822
		Series - 2007 C9 (Class AM)
840,000	i	Commercial Mortgage Pass-Through Certificates	5.993	06/15/38	913
		Series - 2006 C3 (Class AM)
1,870,883		Countrywide Alternative Loan Trust	5.500	08/25/16	1,901
		Series - 2004 30CB (Class 1A15)
316,116		Countrywide Alternative Loan Trust	5.500	08/25/34	316
		Series - 2004 14T2 (Class A2)
1,031,655		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,028
		Series - 2005 6 (Class 1A10)
946,166		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	970
		Series - 2003 35 (Class 1A1)
143,015		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	142
		Series - 2005 12 (Class 1A5)
280,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	287
		Series - 2005 C5 (Class C)
1,063,040	g,i	Credit Suisse Mortgage Capital Certificates	0.362	04/15/22	1,048
		Series - 2007 TF2A (Class A1)
3,550,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	3,930
		Series - 2006 OMA (Class D)
5,965,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	6,373
		Series - 2006 C4 (Class AM)
3,500,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	3,705
		Series - 2009 RR1 (Class A3C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	2,761
		Series - 2010 C2 (Class B)
1,112,321	i	Impac CMB Trust	0.839	02/25/36	979
		Series - 2004 11 (Class 2A1)

364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,125,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.433%	07/15/46	$2,250
		Series - 2011 C4 (Class C)
2,030,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.140	02/15/51	2,109
		Series - 2007 C1 (Class AM)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,780
		Series - 2005 LDP2 (Class C)
11,926,921		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	12,789
		Series - 2006 LDP9 (Class A1A)
570,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	612
		Series - 2006 C7 (Class AM)
11,135,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	11,496
		Series - 2007 C2 (Class AM)
275,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	289
		Series - 2005 C5 (Class AJ)
1,645,209	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	1,745
		Series - 2005 CIP1 (Class AM)
645,000	i	Merrill Lynch Mortgage Trust	6.452	02/12/51	695
		Series - 0 C1 (Class AJA)
710,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	722
		Series - 2011 C1 (Class D)
850,000	i	Morgan Stanley Capital I	5.544	11/12/49	927
		Series - 2007 T25 (Class AM)
2,750,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,011
		Series - 2010 OBP (Class A)
940,062		Residential Accredit Loans, Inc	4.350	03/25/34	958
		Series - 2004 QS4 (Class A1)
4,655,018	i	Residential Accredit Loans, Inc	0.369	05/25/46	3,395
		Series - 2006 QO5 (Class 2A1)
848,104		RFMSI Trust	5.500	03/25/35	860
		Series - 2005 S2 (Class A6)
1,439,978	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,466
		Series - 2012 1A (Class A)
1,138,664	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	1,153
		Series - 0 2A (Class A)
6,315,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	6,723
		Series - 2007 C30 (Class AM)
1,655,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	1,841
		Series - 2007 C31 (Class A5)
410,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	440
		Series - 2007 C31 (Class AM)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,872
		Series - 2007 C31 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			106,853

		TOTAL STRUCTURED ASSETS			191,970
		(Cost $189,914)

		TOTAL BONDS			4,917,478
		(Cost $4,877,738)

SHARES		COMPANY
COMMON STOCKS - 59.4%

AUTOMOBILES & COMPONENTS - 1.5%
67,500		Aisin Seiki Co Ltd			2,894
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
127,203		Bayerische Motoren Werke AG.	$13,680
37,510		Bayerische Motoren Werke AG. (Preference)	3,060
7,792		BorgWarner, Inc	790
187,700		Denso Corp	8,807
897		Dorman Products, Inc	44
2,776,029		Ford Motor Co	46,831
71,000		Fuji Heavy Industries Ltd	1,978
252,970		GKN plc	1,400
236,929		Harley-Davidson, Inc	15,220
384,280		Honda Motor Co Ltd	14,688
755,892		Johnson Controls, Inc	31,370
25,400	*,e	Mitsubishi Motors Corp	282
38,400	*	Modine Manufacturing Co	562
910,900		Nissan Motor Co Ltd	9,193
97,815		Pirelli & C S.p.A.	1,274
109,499		Renault S.A.	8,733
9,200		Stanley Electric Co Ltd	196
123,300	e	Suzuki Motor Corp	2,972
107,999	*	Tenneco, Inc	5,454
7,617	*,e	Tesla Motors, Inc	1,473
2,900		Toyoda Gosei Co Ltd	72
3,500	e	Toyota Boshoku Corp	47
81,600		Toyota Industries Corp	3,533
31,714		Volkswagen AG. (Preference)	7,478
102,500		Yamaha Motor Co Ltd	1,508
		TOTAL AUTOMOBILES & COMPONENTS	183,539

BANKS - 3.5%
1,121	e	Arrow Financial Corp	29
51,058		Associated Banc-Corp	791
532,495	*	Australia & New Zealand Banking Group Ltd	15,310
2,231,892		Banca Intesa S.p.A.	4,617
1,620,905		Banco Bilbao Vizcaya Argentaria S.A.	18,126
1,723,582	*	Banco Espirito Santo S.A.	1,834
21,859		Bank Mutual Corp	137
25,289		Bank of Hawaii Corp	1,377
207,400	e	Bank of Nova Scotia	11,880
1,632		Bank of the Ozarks, Inc	78
971,529		BB&T Corp	32,789
10,404		BBCN Bancorp, Inc	143
4,422		Bendigo Bank Ltd	41
1,093	*	Beneficial Mutual Bancorp, Inc	11
20,397		Boston Private Financial Holdings, Inc	226
47,100		CapitalSource, Inc	560
7,221		Capitol Federal Financial	90
3,360		Cathay General Bancorp	78
5,743		Centerstate Banks of Florida, Inc	56
10,000	*	CIT Group, Inc	488
2,120		Columbia Banking System, Inc	52
165,930		Comerica, Inc	6,523
1,213		Commerce Bancshares, Inc	53
301,281		Commonwealth Bank of Australia	20,023
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
3,936		Community Bank System, Inc	$134
731,955		Criteria Caixacorp S.A.	3,216
9,127	e	Cullen/Frost Bankers, Inc	644
236,588		DNB NOR Holding ASA	3,593
10,051		East West Bancorp, Inc	321
451		First Citizens Bancshares, Inc (Class A)	93
23,976		First Commonwealth Financial Corp	182
3,693		First Merchants Corp	64
14,422		First Midwest Bancorp, Inc	218
2,500	*	Flagstar Bancorp, Inc	37
16,186		FNB Corp	196
2,590		Glacier Bancorp, Inc	64
5,441		Hancock Holding Co	171
508,500		Hang Seng Bank Ltd	8,293
1,267		Heartland Financial USA, Inc	35
3,263,060		HSBC Holdings plc	35,317
174,643		Huntington Bancshares, Inc	1,443
9,593		IBERIABANK Corp	498
1,147		International Bancshares Corp	25
8,084		Investors Bancorp, Inc	177
104,876		KBC Groep NV	5,160
1,625,945		Keycorp	18,536
16,906		Lakeland Bancorp, Inc	190
269,235	e	M&T Bank Corp	30,133
6,246		MainSource Financial Group, Inc	95
1,800		MB Financial, Inc	51
61,360	*	MGIC Investment Corp	447
4,070,000		Mizuho Financial Group, Inc	8,848
471,296		National Australia Bank Ltd	15,101
6,490		National Penn Bancshares, Inc	65
1,124,730		Natixis	5,386
1,500		NBT Bancorp, Inc	34
145,456	e	New York Community Bancorp, Inc	2,198
644,338		Nordea Bank AB	7,775
11,094		Northfield Bancorp, Inc	135
19,938		Old National Bancorp	283
9,549	e	PacWest Bancorp	328
600	e	Park National Corp	47
4,182		Peoples Bancorp, Inc	87
2,728		People’s United Financial, Inc	39
2,500	*	Pinnacle Financial Partners, Inc	74
516,232		PNC Financial Services Group, Inc	37,401
20,000	*	Popular, Inc	525
20,422		PrivateBancorp, Inc	437
53,363		Provident Financial Services, Inc	865
577,056	e	Radian Group, Inc	8,038
155,400		Resona Holdings, Inc	798
2,569		Rockville Financial, Inc	33
250,810	e	Royal Bank of Canada (Toronto)	16,071
1,000		S&T Bancorp, Inc	24
1,883		Sandy Spring Bancorp, Inc	44
3,487	*	Signature Bank	319
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
221,278		Skandinaviska Enskilda Banken AB (Class A)	$2,346
580,389		Standard Chartered plc	13,905
261,500	e	Sumitomo Mitsui Financial Group, Inc	12,663
13,277	*	Sun Bancorp, Inc	51
16,927		Susquehanna Bancshares, Inc	212
28,454	*	SVB Financial Group	2,458
45,092		Swedbank AB (A Shares)	1,050
800	*	Texas Capital Bancshares, Inc	37
157,511	e	Toronto-Dominion Bank	14,181
1,700		Trustmark Corp	43
5,465		UMB Financial Corp	297
3,150	e	Umpqua Holdings Corp	51
2,479		Union Bankshares Corp	58
10,908	e	United Bankshares, Inc	316
1,292,980		US Bancorp	47,297
13,956		Webster Financial Corp	356
3,652		WesBanco, Inc	109
5,233	e	Westamerica Bancorporation	260
5,690	*	Western Alliance Bancorp	108
629,923		Westpac Banking Corp	19,255
16,588		Wilshire Bancorp, Inc	136
1,110		Wintrust Financial Corp	46
37,356		Zions Bancorporation	1,024
		TOTAL BANKS	445,859

CAPITAL GOODS - 4.8%
455,679		3M Co	54,413
6,372		A.O. Smith Corp	288
13,978		Actuant Corp (Class A)	543
5,085		Acuity Brands, Inc	468
75,930		Alfa Laval AB	1,833
464,724		Ametek, Inc	21,387
56,219	*	ArvinMeritor, Inc	442
368,000		Asahi Glass Co Ltd	2,286
51,800		Assa Abloy AB (Class B)	2,380
10,969		Astec Industries, Inc	394
153,909		Atlas Copco AB (A Shares)	4,509
135,146		Atlas Copco AB (B Shares)	3,571
116,424		Barnes Group, Inc	4,066
2,120	*	Beacon Roofing Supply, Inc	78
106,747	e	Bouygues S.A.	3,907
29,997		Briggs & Stratton Corp	604
108,048	*	Builders FirstSource, Inc	635
299,328		Bunzl plc	6,484
4,279	*	Chart Industries, Inc	526
92,756		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,671
10,922		Clarcor, Inc	606
144,300	*	CNH Industrial NV	1,851
10,768	*	Colfax Corp	608
159,066		Compagnie de Saint-Gobain	7,895
210,677		Cummins, Inc	27,993
46,600		Daikin Industries Ltd	2,487
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
594,737		Danaher Corp	$41,227
386,242		Deere & Co	31,436
67,977		Dover Corp	6,106
340,868		Eaton Corp	23,465
4,941		EMCOR Group, Inc	193
657,321		Emerson Electric Co	42,529
7,019		EnerSys	426
2,909	*	Esterline Technologies Corp	232
143,829		Fastenal Co	7,227
11,291		Fortune Brands Home & Security, Inc	470
2,237		GATX Corp	106
21,353		GEA Group AG.	878
11,801		Geberit AG.	3,189
1,500		Gorman-Rupp Co	60
66,177		Graco, Inc	4,901
1,400		H&E Equipment Services, Inc	37
4,485		Heico Corp	304
14,756	*	Hexcel Corp	573
32,600	e	Hitachi Construction Machinery Co Ltd	734
12,125		Hochtief AG.	1,058
4,000		Houston Wire & Cable Co	54
481,422		Illinois Tool Works, Inc	36,718
133,866		Ingersoll-Rand plc	8,693
279,876		Invensys plc	2,257
2,187	e	Joy Global, Inc	112
25,600		JTEKT Corp	352
92,000		Kawasaki Heavy Industries Ltd	401
213,800	e	Komatsu Ltd	5,338
331,267		Koninklijke Philips Electronics NV	10,687
320,000		Kubota Corp	4,651
6,983	*	Layne Christensen Co	139
26,197		Lincoln Electric Holdings, Inc	1,745
15,600	*	Makita Corp	909
700,000	e	Marubeni Corp	5,536
463,592		Masco Corp	9,865
44,896	e	Metso Oyj	1,764
367	*	Middleby Corp	77
521,800		Mitsubishi Corp	10,595
482,000		Mitsubishi Electric Corp	5,086
7,683		MSC Industrial Direct Co (Class A)	625
83,000		NGK Insulators Ltd	1,265
132,713		Nordson Corp	9,772
86,000	e	NSK Ltd	882
165,398	*	Owens Corning, Inc	6,282
287,127		Paccar, Inc	15,981
25,360		Pall Corp	1,954
35,299		Parker Hannifin Corp	3,838
100,159		Pentair Ltd	6,504
43,401	*,e	Polypore International, Inc	1,778
167,687		Precision Castparts Corp	38,105
118,919	*	Quanta Services, Inc	3,271
94,352		Rockwell Automation, Inc	10,090
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
10,342		Rockwell Collins, Inc	$702
3,769		Roper Industries, Inc	501
3,300	*	Rush Enterprises, Inc (Class A)	87
236,880		Sandvik AB	3,272
172,100		Scania AB (B Shares)	3,690
182,088		Schneider Electric S.A.	15,408
98,000	e	Shimizu Corp	479
43,110		Skanska AB (B Shares)	830
42,500		SKF AB (B Shares)	1,183
69,349		Smiths Group plc	1,568
17,535		Snap-On, Inc	1,745
210,153	*	Spirit Aerosystems Holdings, Inc (Class A)	5,094
13,734		Sulzer AG.	2,126
161,300		Sumitomo Electric Industries Ltd	2,346
5,435	e	TAL International Group, Inc	254
104,755		Tennant Co	6,495
18,487		Timken Co	1,117
6,400	e	Toyota Tsusho Corp	168
38,902	*,e	United Rentals, Inc	2,268
49,198		Vallourec	2,948
176,760		Vinci S.A.	10,290
436,090		Volvo AB (B Shares)	6,535
3,755		W.W. Grainger, Inc	983
25,258	*	Wabash National Corp	295
38,428	*	WABCO Holdings, Inc	3,238
2,022		Watsco, Inc	191
27,403	*,e	WESCO International, Inc	2,097
4,570		Westinghouse Air Brake Technologies Corp	287
125,988		Wolseley plc	6,518
20,710		Woodward Governor Co	846
12,153		Xylem, Inc	339
		TOTAL CAPITAL GOODS	606,302

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	69
197,072	*	ACCO Brands Corp	1,309
14,675		Aggreko plc	381
205,697		Brambles Ltd	1,749
11,200		Bureau Veritas S.A.	354
120,569		Capita Group plc	1,943
2,000		CDI Corp	31
2,394	*	Copart, Inc	76
9,841		Corporate Executive Board Co	715
218,000	e	Dai Nippon Printing Co Ltd	2,311
24,020		Deluxe Corp	1,001
82,626	e	Dun & Bradstreet Corp	8,581
22,336		Equifax, Inc	1,337
2,000		Heidrick & Struggles International, Inc	38
21,504		HNI Corp	778
9,308	*	IHS, Inc (Class A)	1,063
1,660	*,e	Innerworkings, Inc	16
19,643		Interface, Inc	390
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
7,700		Intertek Group plc	$412
122,588		Iron Mountain, Inc	3,312
1,800		Kelly Services, Inc (Class A)	35
29,712		Manpower, Inc	2,161
2,100	*	Mobile Mini, Inc	72
13,621	*	Navigant Consulting, Inc	211
1,000	*	On Assignment, Inc	33
18,371	e	R.R. Donnelley & Sons Co	290
34,400		Randstad Holdings NV	1,940
162,118		Robert Half International, Inc	6,327
16,303	*	RPX Corp	286
58,400		Secom Co Ltd	3,660
472		SGS S.A.	1,128
400		Societe BIC S.A.	46
1,544	*	Standard Parking Corp	42
44,676	*	Tetra Tech, Inc	1,157
179,000		Toppan Printing Co Ltd	1,447
2,100		Viad Corp	52
174,423		Waste Management, Inc	7,193
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	51,946

CONSUMER DURABLES & APPAREL - 0.8%
29,048		Adidas-Salomon AG.	3,151
14,697	e	Blyth, Inc	203
32,738	e	Callaway Golf Co	233
30,920		Christian Dior S.A.	6,068
24,000		Electrolux AB (Series B)	621
7,187	e	Ethan Allen Interiors, Inc	200
11,700		Gildan Activewear, Inc	543
6,676		Hanesbrands, Inc	416
10,000	e	Jakks Pacific, Inc	45
573,700		Matsushita Electric Industrial Co Ltd	5,554
520,280		Mattel, Inc	21,779
7,456	*	Meritage Homes Corp	320
9,802	*	Mohawk Industries, Inc	1,277
23,800		Movado Group, Inc	1,041
519,225		Nike, Inc (Class B)	37,717
126,600	e	Nikon Corp	2,219
18,943		Oxford Industries, Inc	1,288
9,478		Perry Ellis International, Inc	179
2,000		Pool Corp	112
27,543		Ryland Group, Inc	1,117
50,000		Sekisui Chemical Co Ltd	510
96,000		Sekisui House Ltd	1,295
141,000	*,e	Sharp Corp	520
234,000	*,e	Sony Corp	5,023
5,138		Tupperware Corp	444
13,953	*	Under Armour, Inc (Class A)	1,109
4,500	*	Unifi, Inc	105
7,794		VF Corp	1,551
10,000		Whirlpool Corp	1,464
		TOTAL CONSUMER DURABLES & APPAREL	96,104
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
CONSUMER SERVICES - 1.2%
79,580		Accor S.A.	$3,307
35,220	*	AFC Enterprises	1,535
30,700		Benesse Corp	1,117
25,421		Brinker International, Inc	1,030
7,675	*	Chipotle Mexican Grill, Inc (Class A)	3,290
103,153	e	Choice Hotels International, Inc	4,455
86,851	e	Darden Restaurants, Inc	4,020
1,346		DineEquity, Inc	93
4,313		Domino’s Pizza, Inc	293
7,832		Dunkin Brands Group, Inc	354
366,180		Marriott International, Inc (Class A)	15,402
558,634		McDonald’s Corp	53,746
8,683	*,e	Outerwall, Inc	434
1,300		Papa John’s International, Inc	91
33,974		Royal Caribbean Cruises Ltd	1,301
11,375	*	Ruby Tuesday, Inc	85
29,578	*	Sonic Corp	525
611,295		Starbucks Corp	47,051
136,400		Starwood Hotels & Resorts Worldwide, Inc	9,064
10,004	e	Strayer Education, Inc	415
9,100		Tim Hortons, Inc (Toronto)	528
10,000	e	Weight Watchers International, Inc	374
11,685		Whitbread plc	561
		TOTAL CONSUMER SERVICES	149,071

DIVERSIFIED FINANCIALS - 3.7%
780,959		3i Group plc	4,596
358,183		Aberdeen Asset Management plc	2,194
4,200	e	Aeon Credit Service Co Ltd	132
251,412	*	American Capital Ltd	3,457
660,409		American Express Co	49,874
12,499		Ares Capital Corp	216
1,215,403		Bank of New York Mellon Corp	36,693
136,180		BlackRock, Inc	36,853
579,810		Capital One Financial Corp	39,856
1,431,454		Charles Schwab Corp	30,261
310,655		CME Group, Inc	22,951
1,362	e	Cohen & Steers, Inc	48
3,361	*	Credit Acceptance Corp	372
69,415		Deutsche Boerse AG.	5,224
687,952		Discover Financial Services	34,769
8,100		Eurazeo	520
51,550		Evercore Partners, Inc (Class A)	2,538
86,902		Exor S.p.A.	3,270
626,613		Franklin Resources, Inc	31,675
24,115	*	Green Dot Corp	635
530,217	e	Hong Kong Exchanges and Clearing Ltd	8,507
178,621	*	ING Groep NV	2,027
91,164	*,e	IntercontinentalExchange, Inc	16,539
1,750	*	International Assets Holding Corp	36
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
5,728	*	Internet Capital Group, Inc	$81
508,141		Invesco Ltd	16,210
800,553		Investec plc	5,184
3,030	*	Investment Technology Group, Inc	48
61,166	e	Janus Capital Group, Inc	521
60,728		Kinnevik Investment AB (Series B)	2,102
62,663	e	Legg Mason, Inc	2,096
7,400		Main Street Capital Corp	222
336,200		Mitsubishi UFJ Lease & Finance Co Ltd	1,787
76,231		NASDAQ Stock Market, Inc	2,446
135,919	*	NewStar Financial, Inc	2,483
513,669		Northern Trust Corp	27,939
250,268		NYSE Euronext	10,506
22,527	*,e	PHH Corp	535
5,879	*	Pico Holdings, Inc	127
8,995	e	Prospect Capital Corp	101
10,635	*	Safeguard Scientifics, Inc	167
62,441		Schroders plc	2,603
489,115		State Street Corp	32,159
5,000	*	SWS Group, Inc	28
287,043		T Rowe Price Group, Inc	20,647
16,754	e	Triangle Capital Corp	492
		TOTAL DIVERSIFIED FINANCIALS	461,727

ENERGY - 5.9%
40,000		Acergy S.A.	831
46,000		Aker Kvaerner ASA	646
52,019		AMEC plc	904
315,610		Apache Corp	26,871
45,500	e	ARC Energy Trust	1,160
13,661	*	Atwood Oceanics, Inc	752
854,626		BG Group plc	16,315
15,745	*,e	BPZ Energy, Inc	31
5,088	*,e	C&J Energy Services, Inc	102
270,701	*	Cameron International Corp	15,801
1,618	e	CARBO Ceramics, Inc	160
14,005	*	Carrizo Oil & Gas, Inc	523
287,400	e	Cenovus Energy, Inc (Toronto)	8,577
165,841	*	Cheniere Energy, Inc	5,662
98,049		Cimarex Energy Co	9,452
1,826	*	Clayton Williams Energy, Inc	96
260,946	*,e	Clean Energy Fuels Corp	3,335
157,932	*	Compagnie Generale de Geophysique S.A.	3,641
31,699		Comstock Resources, Inc	504
29,437	*	Concho Resources, Inc	3,203
46,605		Contango Oil & Gas Co	1,713
146,657	*,e	Continental Resources, Inc	15,730
2,554		Core Laboratories NV	432
57,300	e	Crescent Point Energy Corp	2,169
17,312	e	CVR Energy, Inc	667
11,452	*	Dawson Geophysical Co	372
16,742		Delek Group Ltd	5,464
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,500		Delek US Holdings, Inc	$53
486,380	*	Denbury Resources, Inc	8,954
430,963	*	Devon Energy Corp	24,892
268,074		Enbridge, Inc	11,196
21,600	e	EnCana Corp	373
1,150		Energen Corp	88
72,600	e	Enerplus Resources Fund	1,202
624,899		ENI S.p.A.	14,365
247,176		EOG Resources, Inc	41,842
320,742		Equitable Resources, Inc	28,456
11,351	*	Exterran Holdings, Inc	313
203,588	*	FMC Technologies, Inc	11,283
19,000		Fugro NV	1,158
203,657		Galp Energia SGPS S.A.	3,388
8,642	*	Geospace Technologies Corp	729
187,072	*	Hercules Offshore, Inc	1,379
366,724		Hess Corp	28,362
155,177	*	Hornbeck Offshore Services, Inc	8,913
315,600		Inpex Holdings, Inc	3,730
60,455	*	ION Geophysical Corp	314
44,211	*	Key Energy Services, Inc	322
6,375	*	Kinder Morgan Management LLC	478
676,402	*	Kodiak Oil & Gas Corp	8,157
749,902		Marathon Oil Corp	26,157
396,815		Marathon Petroleum Corp	25,523
141,335	*	MEG Energy Corp	4,877
458,618		National Oilwell Varco, Inc	35,823
3,769	*	Natural Gas Services Group, Inc	101
134,199		Neste Oil Oyj	2,970
180,694		Noble Corp	6,825
425,982		Noble Energy, Inc	28,545
29,282	*,e	Northern Oil And Gas, Inc	423
21,344	*	Oasis Petroleum, Inc	1,049
332,273		Occidental Petroleum Corp	31,081
34,436		Oceaneering International, Inc	2,798
28,748	*	Oil States International, Inc	2,974
209,409		OMV AG.	10,340
516,973		Origin Energy Ltd	6,807
37,146	*	PDC Energy, Inc	2,212
302,936	e	Pengrowth Energy Trust	1,782
265,014	e	Penn West Energy Trust	2,941
68,060	*	Petroquest Energy, Inc	273
423,386		Phillips 66	24,480
170,278		Pioneer Natural Resources Co	32,148
282,498		Questar Market Resources, Inc	7,822
150,641	*,e	Quicksilver Resources, Inc	297
63,509		Range Resources Corp	4,820
310,203		Repsol YPF S.A.	7,691
36,777	*	Rex Energy Corp	820
48,811		Saipem S.p.A.	1,060
894		SEACOR Holdings, Inc	81
58,600		Showa Shell Sekiyu KK	656
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
29,250	*,e	Solazyme, Inc	$315
337,955	*	Southwestern Energy Co	12,295
954,987		Spectra Energy Corp	32,689
108,961		St. Mary Land & Exploration Co	8,411
403,405		Statoil ASA	9,163
482,904		Suncor Energy, Inc	17,266
88,722	*	Superior Energy Services	2,222
22,440		Technip S.A.	2,635
159,456		Tenaris S.A.	3,730
11,099	*	Tesco Corp	184
262,191		Tullow Oil plc	4,347
80,823	*,e	Ultra Petroleum Corp	1,663
46,868	*	Unit Corp	2,179
25,000	*	Vantage Drilling Co	43
933,272	*	Weatherford International Ltd	14,307
320,238	e	Western Refining, Inc	9,620
130,361	*	Whiting Petroleum Corp	7,802
443,674		Williams Cos, Inc	16,132
100,721		Woodside Petroleum Ltd	3,604
		TOTAL ENERGY	747,043

FOOD & STAPLES RETAILING - 0.8%
173,400	e	Aeon Co Ltd	2,394
179,256		Carrefour S.A.	6,149
13,324		Casey’s General Stores, Inc	979
13,576		Casino Guichard Perrachon S.A.	1,399
5,000	e	Colruyt S.A.	277
31,318		Delhaize Group	1,974
275,568		J Sainsbury plc	1,747
59,300		Jeronimo Martins SGPS S.A.	1,217
6,988		Kesko Oyj (B Shares)	210
93,117		Koninklijke Ahold NV	1,613
364,512		Kroger Co	14,704
3,600		Lawson, Inc	282
42,800		Loblaw Cos Ltd	1,891
68,666		Metro AG.	2,727
615		Pricesmart, Inc	59
316,705	e	Safeway, Inc	10,131
149,700		Seven & I Holdings Co Ltd	5,488
16,307		Spartan Stores, Inc	360
807,032	e	Sysco Corp	25,688
1,918,076		Tesco plc	11,151
1,270	*	United Natural Foods, Inc	85
2,285		Weis Markets, Inc	112
65,005		Wesfarmers Ltd	2,497
186,154		Whole Foods Market, Inc	10,890
386,938		WM Morrison Supermarkets plc	1,754
		TOTAL FOOD & STAPLES RETAILING	105,778

FOOD, BEVERAGE & TOBACCO - 2.2%
161,000	e	Ajinomoto Co, Inc	2,118
93,070		Aryzta AG.	6,220
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
191,588		Associated British Foods plc	$5,815
16,050		Bunge Ltd	1,218
454		Calavo Growers, Inc	14
233,572		Campbell Soup Co	9,509
131,532		ConAgra Foods, Inc	3,991
19,775	*	Darling International, Inc	418
30,775		Dr Pepper Snapple Group, Inc	1,379
14,539		Flowers Foods, Inc	312
745,771		General Mills, Inc	35,737
66,296	*,e	Green Mountain Coffee Roasters, Inc	4,994
171,325		Groupe Danone	12,900
5,759	*	Hain Celestial Group, Inc	444
65,855		Hillshire Brands Co	2,024
2,074		Hormel Foods Corp	87
39,791		J.M. Smucker Co	4,180
484,651		Kellogg Co	28,464
28,997		Kerry Group plc (Class A)	1,764
31,000	e	Kikkoman Corp	568
141,000		Kraft Foods Group, Inc	7,394
458		Lindt & Spruengli AG.	1,879
21		Lindt & Spruengli AG. (Reg)	999
1,520		McCormick & Co, Inc	98
74,148		Mead Johnson Nutrition Co	5,506
1,188,820		Mondelez International, Inc	37,353
13,000		Nippon Meat Packers, Inc	187
42,900	e	Nisshin Seifun Group, Inc	434
14,500	e	Nissin Food Products Co Ltd	596
152,793		Orkla ASA	1,113
797,568		PepsiCo, Inc	63,407
13,800		Suedzucker AG.	406
12,546		Tate & Lyle plc	149
11,769	e	Tootsie Roll Industries, Inc	363
405,114		Unilever NV	15,462
451,826		Unilever plc	17,567
42,800	e	Yakult Honsha Co Ltd	2,149
		TOTAL FOOD, BEVERAGE & TOBACCO	277,218

HEALTH CARE EQUIPMENT & SERVICES - 1.6%
1,196,888		Abbott Laboratories	39,725
450,512		Aetna, Inc	28,842
8,037	*	Align Technology, Inc	387
888		Almost Family, Inc	17
67,982	*	Amedisys, Inc	1,171
7,087		AmerisourceBergen Corp	433
10,800	*	Amsurg Corp	429
322,043		Becton Dickinson & Co	32,211
28,176	*	BioScrip, Inc	247
10,000	*	Brookdale Senior Living, Inc	263
54,777	*	Centene Corp	3,503
20,000	*	Cerner Corp	1,051
4,495	e	Chemed Corp	321
186,841		Cigna Corp	14,361
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
700	*	Cyberonics, Inc	$35
5,764		Dentsply International, Inc	250
15,359	*	Edwards Lifesciences Corp	1,069
24,043	*	ExamWorks Group, Inc	625
25,217	*	Five Star Quality Care, Inc	130
8,354	*	Gentiva Health Services, Inc	101
6,176	*	Greatbatch, Inc	210
7,798	*	Greenway Medical Technologies	161
4,374	*	Haemonetics Corp	174
11,942	*	Henry Schein, Inc	1,238
10,561	*	HMS Holdings Corp	227
119,187		Humana, Inc	11,124
43,082	*,e	Idexx Laboratories, Inc	4,293
2,446		Invacare Corp	42
61,900	*	Inverness Medical Innovations, Inc	1,892
3,014	*	IPC The Hospitalist Co, Inc	154
6,078	*	LHC Group, Inc	143
58,522	*	LifePoint Hospitals, Inc	2,729
10,330	*,e	MAKO Surgical Corp	305
1,730	*	MedAssets, Inc	44
737	*	Medidata Solutions, Inc	73
819,631		Medtronic, Inc	43,645
9,612	*	Merit Medical Systems, Inc	117
55,639	*	Molina Healthcare, Inc	1,981
8,672	*	MWI Veterinary Supply, Inc	1,295
9,301	*	Natus Medical, Inc	132
1,976	*	NuVasive, Inc	48
2,364	*	NxStage Medical, Inc	31
3,000	*	Omnicell, Inc	71
7,475	*	OraSure Technologies, Inc	45
2,718	e	Owens & Minor, Inc	94
86,208		Patterson Cos, Inc	3,466
4,910		Quality Systems, Inc	107
3,688	*	Sirona Dental Systems, Inc	247
56,474		Sonic Healthcare Ltd	853
4,400	e	Suzuken Co Ltd	145
7,700		Sysmex Corp	492
6,446	*	Tornier BV	125
8,101		Universal American Corp	62
2,101		US Physical Therapy, Inc	65
22,737	*	Vanguard Health Systems, Inc	478
19,709	*	Vocera Communications, Inc	367
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	201,846

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
4		Avon Products, Inc	0^
9,680		Beiersdorf AG.	859
7,423	e	Clorox Co	607
707,780		Colgate-Palmolive Co	41,971
270		Energizer Holdings, Inc	25
281,616		Estee Lauder Cos (Class A)	19,685
210		Henkel KGaA	19
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
142,770		Henkel KGaA (Preference)	$14,714
23,052	e	Herbalife Ltd	1,608
41,500		Kao Corp	1,296
322,166		Kimberly-Clark Corp	30,354
63,795		L’Oreal S.A.	10,950
35,987	*	Medifast, Inc	968
16,029		Nu Skin Enterprises, Inc (Class A)	1,535
1,205,786		Procter & Gamble Co	91,145
152,666		Reckitt Benckiser Group plc	11,162
43,160		Svenska Cellulosa AB (B Shares)	1,088
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	227,986

INSURANCE - 3.4%
344,370		ACE Ltd	32,219
588,249		Aflac, Inc	36,466
1,543,100		AMP Ltd	6,643
1,319	e	Amtrust Financial Services, Inc	52
13,380		Arthur J. Gallagher & Co	584
131,054		Aspen Insurance Holdings Ltd	4,756
421,903		Assicurazioni Generali S.p.A.	8,441
78,885		AXA S.A.	1,831
30,787		Axis Capital Holdings Ltd	1,333
798,759	*	Berkshire Hathaway, Inc (Class B)	90,667
370,028		Chubb Corp	33,029
5,304	*	Citizens, Inc (Class A)	46
280,593		CNP Assurances	5,057
102,203		Delta Lloyd NV	2,177
1,400		Donegal Group, Inc (Class A)	20
4,146	*	eHealth, Inc	134
2,400		Employers Holdings, Inc	71
10,644		Endurance Specialty Holdings Ltd	572
1,155	*	Enstar Group Ltd	158
11,630		First American Financial Corp	283
608,847	*	Genworth Financial, Inc (Class A)	7,787
3,500	*	Hilltop Holdings, Inc	65
588,027		Insurance Australia Group Ltd	3,223
1,916		Kemper Corp	64
36,551		Marsh & McLennan Cos, Inc	1,592
4,850		Meadowbrook Insurance Group, Inc	32
123,177		Montpelier Re Holdings Ltd	3,209
75,286		Muenchener Rueckver AG.	14,717
700	*	Navigators Group, Inc	40
2,849,807		Old Mutual plc	8,650
13,746		PartnerRe Ltd	1,258
56,579		Platinum Underwriters Holdings Ltd	3,379
2,297		Primerica, Inc	93
357,357		Principal Financial Group	15,302
929,925		Progressive Corp	25,322
42,513		Protective Life Corp	1,809
477,529		Prudential Financial, Inc	37,238
912,978		Prudential plc	16,985
5,153		RenaissanceRe Holdings Ltd	466
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
89		RLI Corp	$8
2,022,246		Royal & Sun Alliance Insurance Group plc	3,956
900		Safety Insurance Group, Inc	48
2,400		Selective Insurance Group, Inc	59
2,490		Stancorp Financial Group, Inc	137
1,244,153		Standard Life plc	6,952
13,455		Stewart Information Services Corp	430
169,853		Swiss Re Ltd	14,072
177,900		T&D Holdings, Inc	2,209
433,143		Travelers Cos, Inc	36,718
800		TrygVesta AS	74
2,328		United Fire & Casualty Co	71
10,000		Willis Group Holdings plc	433
		TOTAL INSURANCE	430,937

MATERIALS - 3.5%
52,958		Agnico-Eagle Mines Ltd	1,403
23,600	e	Agrium, Inc (Toronto)	1,983
96,390		Air Liquide	13,431
308,797		Air Products & Chemicals, Inc	32,908
23,600		Akzo Nobel NV	1,551
744,736		Alcoa, Inc	6,047
148,535	*,e	Allied Nevada Gold Corp	621
3,627,279	*	Alumina Ltd	3,466
128,690		AMCOL International Corp	4,206
92,400		Amcor Ltd	902
26,351		Aptargroup, Inc	1,584
232,000		Asahi Kasei Corp	1,752
176,082		Avery Dennison Corp	7,663
63,073		Ball Corp	2,831
132,610		BASF AG.	12,717
48,884		Bemis Co, Inc	1,907
4,600		Boise, Inc	58
244,955		Boliden AB	3,667
19,634		Boral Ltd	88
8,161		Carpenter Technology Corp	474
44,916		Celanese Corp (Series A)	2,371
2,372	*	Clearwater Paper Corp	113
131,361		Commercial Metals Co	2,227
14,183		Compass Minerals International, Inc	1,082
295,427		CRH plc	7,099
17,000		Daido Steel Co Ltd	100
5,617		Domtar Corp	446
9,400		DSM NV	709
36,695		Eastman Chemical Co	2,859
383,834		Ecolab, Inc	37,907
5,690	*	Ferro Corp	52
646,464	e	Fletcher Building Ltd	5,096
33,738	*,e	Flotek Industries, Inc	776
1,019,115	e	Fortescue Metals Group Ltd	4,539
111,806		Fresnillo plc	1,760
2,179		Givaudan S.A.	3,185
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
2,623		Globe Specialty Metals, Inc	$40
94,290		H.B. Fuller Co	4,261
48,214		HeidelbergCement AG.	3,726
50,000		Hitachi Metals Ltd	616
900		Imerys S.A.	63
23,190		Innophos Holdings, Inc	1,224
9,797		International Flavors & Fragrances, Inc	806
238,995		International Paper Co	10,707
113,200		JFE Holdings, Inc	2,951
10,464		Johnson Matthey plc	475
48,900		JSR Corp	910
77,699	e	K&S AG.	2,009
18,000		Kaneka Corp	118
333,300		Kinross Gold Corp	1,679
643,000	*	Kobe Steel Ltd	1,199
7,764	*	Kraton Polymers LLC	152
10,783	e	Kronos Worldwide, Inc	167
58,000	e	Kuraray Co Ltd	697
46,374		Linde AG.	9,190
173,029	*	Louisiana-Pacific Corp	3,044
388,286		LyondellBasell Industries AF S.C.A	28,434
71,436	*,e	McEwen Mining, Inc	171
212,757		MeadWestvaco Corp	8,166
53,088		Minerals Technologies, Inc	2,621
120,960	e	Mitsui Chemicals, Inc	333
2,100		Myers Industries, Inc	42
2,220		Neenah Paper, Inc	87
360,702		Newcrest Mining Ltd	3,967
3,308,000		Nippon Steel Corp	11,267
31,500	e	Nitto Denko Corp	2,054
996,190	e	Norsk Hydro ASA	4,132
532,256		Nucor Corp	26,091
53,242		Orica Ltd	998
64,561	*	Owens-Illinois, Inc	1,938
11,843		PolyOne Corp	364
123,900		Potash Corp of Saskatchewan Toronto	3,874
322,338		Praxair, Inc	38,748
1,380		Quaker Chemical Corp	101
2,289,845		Rentech, Inc	4,534
38,970		Rexam plc	304
6,623		Rock-Tenn Co (Class A)	671
15,925		Rockwood Holdings, Inc	1,065
144,474		Royal Gold, Inc	7,030
6,424	*	RTI International Metals, Inc	206
850		Schnitzer Steel Industries, Inc (Class A)	23
18,931		Sealed Air Corp	515
17,916		Sherwin-Williams Co	3,264
92,200		Shin-Etsu Chemical Co Ltd	5,657
215,146		Sigma-Aldrich Corp	18,352
802		Sika AG.	2,340
237,200		Silver Wheaton Corp	5,877
1,200		Stepan Co	69
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
74,982	*,e	Stillwater Mining Co	$826
334,517		Stora Enso Oyj (R Shares)	2,837
360,000	*	Sumitomo Chemical Co Ltd	1,378
524,000		Sumitomo Metal Mining Co Ltd	7,446
42,000	e	Taiyo Nippon Sanso Corp	282
485,500		Teck Cominco Ltd	13,047
74,000	e	Teijin Ltd	171
305,000	e	Toray Industries, Inc	2,011
117,300	e	Toyo Seikan Kaisha Ltd	2,312
69,914		Tredegar Corp	1,818
15,649		Umicore	760
198,855		UPM-Kymmene Oyj	2,751
60,125		Valspar Corp	3,814
4,790		Wausau Paper Corp	62
14,852		Westlake Chemical Corp	1,554
300,696		Worthington Industries, Inc	10,353
		TOTAL MATERIALS	448,331

MEDIA - 1.7%
185,416		Cablevision Systems Corp (Class A)	3,122
19,805		Cinemark Holdings, Inc	629
10,955		Clear Channel Outdoor Holdings, Inc (Class A)	90
126,178	*,e	Digital Generation, Inc	1,631
388,492	*	Discovery Communications, Inc (Class A)	32,796
57,029	*	Discovery Communications, Inc (Class C)	4,455
52,293	*,e	DreamWorks Animation SKG, Inc (Class A)	1,488
1,900		JC Decaux S.A.	70
10,069		John Wiley & Sons, Inc (Class A)	480
235,872	*	Journal Communications, Inc (Class A)	2,017
15,813		Lagardere S.C.A.	514
71,532	*	Liberty Global plc	5,396
389,156	*	Liberty Global plc (Class A)	30,879
68,352	*	Liberty Media Corp	10,058
10,000	*	Madison Square Garden, Inc	581
215,655	*,e	McClatchy Co (Class A)	647
228,929	*,e	New York Times Co (Class A)	2,878
551,411		Pearson plc	11,222
18,429		ProSiebenSat. Media AG.	783
1,550		Scholastic Corp	44
15,051		Scripps Networks Interactive (Class A)	1,176
1,067,000	e	Singapore Press Holdings Ltd	3,496
330,680		Time Warner Cable, Inc	36,904
724,009		Time Warner, Inc	47,647
52,156	e	Valassis Communications, Inc	1,506
46,200		Wolters Kluwer NV	1,191
683,960		WPP plc	14,055
		TOTAL MEDIA	215,755

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
1,969	*	Acorda Therapeutics, Inc	68
68,628		Actelion Ltd	4,873
17,804	*,e	Affymetrix, Inc	110
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
375,014		Agilent Technologies, Inc	$19,220
107,729	*	Akorn, Inc	2,120
324,767		Amgen, Inc	36,354
634,293	*	Ariad Pharmaceuticals, Inc	11,671
174,280		Astellas Pharma, Inc	8,902
13,554	*	Auxilium Pharmaceuticals, Inc	247
75,389	*	AVEO Pharmaceuticals, Inc	156
191,131	*	Biogen Idec, Inc	46,017
57,262	*	Biovail Corp (Toronto)	5,971
1,097,635		Bristol-Myers Squibb Co	50,799
8,887	*	Cadence Pharmaceuticals, Inc	56
9,467	*	Cambrex Corp	125
57,720	*,e	Cepheid, Inc	2,253
180,400		Chugai Pharmaceutical Co Ltd	3,710
19,300	e	Dainippon Sumitomo Pharma Co Ltd	264
23,451	*	Depomed, Inc	175
49,400	e	Eisai Co Ltd	2,010
130,212	*	Endo Pharmaceuticals Holdings, Inc	5,917
4,519	*	Fluidigm Corp	99
915,403	*	Gilead Sciences, Inc	57,524
963,615		GlaxoSmithKline plc	24,228
4,270	*,e	Immunogen, Inc	73
15,329	*,e	Immunomedics, Inc	95
117,675	*,e	Incyte Corp	4,489
1,177,080		Johnson & Johnson	102,041
145,415	*	Life Technologies Corp	10,881
1,526,938		Merck & Co, Inc	72,697
22,815		Merck KGaA	3,561
1,392	*	Mettler-Toledo International, Inc	334
2,769	*	Momenta Pharmaceuticals, Inc	40
243,310	*	Nektar Therapeutics	2,543
429,250		Novartis AG.	33,017
91,145		Novo Nordisk AS (Class B)	15,437
87,050	e	PDL BioPharma, Inc	694
12,565		PerkinElmer, Inc	474
134,425		Roche Holding AG.	36,278
83,791	*	Salix Pharmaceuticals Ltd	5,604
85,573	*,e	Sangamo Biosciences, Inc	897
232,800	e	Takeda Pharmaceutical Co Ltd	10,995
2,965		Techne Corp	237
1,800	e	Tsumura & Co	53
16,960	*	United Therapeutics Corp	1,337
103,739	*	Vertex Pharmaceuticals, Inc	7,866
10,081	*	Viropharma, Inc	396
240,243	*,e	Vivus, Inc	2,239
61,330	*	Waters Corp	6,514
10,632	*	Xenoport, Inc	60
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	601,721

REAL ESTATE - 2.1%
64,700		Aeon Mall Co Ltd	1,926
10,892		American Campus Communities, Inc	372
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
445,452		American Tower Corp	$33,021
890,368		Annaly Capital Management, Inc	10,310
120,047		Boston Properties, Inc	12,833
248,240		British Land Co plc	2,319
2,125,000		CapitaLand Ltd	5,240
3,498,000		CapitaMall Trust	5,465
553,000	e	CapitaMalls Asia Ltd	863
195,955	*	CBRE Group, Inc	4,532
198,835		CFS Gandel Retail Trust	372
151,000	e	City Developments Ltd	1,238
12,843		Colonial Properties Trust	289
207,000	e	Daiwa House Industry Co Ltd	3,910
2,200,199		DB RREEF Trust	2,060
22,121		Douglas Emmett, Inc	519
165,551		Duke Realty Corp	2,556
129,435		Equity Residential	6,934
17,634		Federal Realty Investment Trust	1,789
300,754		First Industrial Realty Trust, Inc	4,893
2,732	*	Forest City Enterprises, Inc (Class A)	52
15,042		Gecina S.A.	1,924
435,396		GPT Group (ASE)	1,413
533,654		HCP, Inc	21,853
100,025		Health Care REIT, Inc	6,240
12,227		Healthcare Realty Trust, Inc	283
736,502		Host Marriott Corp	13,014
82,000		Keppel Land Ltd	231
291,636		Land Securities Group plc	4,335
16,682		LaSalle Hotel Properties	476
59,200		Lend Lease Corp Ltd	561
381,212		Liberty International plc	1,980
37,196	e	Liberty Property Trust	1,324
54,403		Macerich Co	3,070
160,440		Macquarie Goodman Group	731
14,597		Medical Properties Trust, Inc	178
12,227		Mid-America Apartment Communities, Inc	764
726,832		Mirvac Group	1,182
305,810		Mitsui Fudosan Co Ltd	10,327
13,546		Post Properties, Inc	610
338,303		Prologis, Inc	12,727
269,490		RAIT Investment Trust	1,908
92,736		Ryman Hospitality Properties	3,200
623,984		Segro plc	3,130
250,750		Simon Property Group, Inc	37,169
1,155,410		Stockland Trust Group	4,176
35,276		Unibail-Rodamco	8,752
92,125		Ventas, Inc	5,666
142,947		Vornado Realty Trust	12,016
		TOTAL REAL ESTATE	260,733

RETAILING - 2.5%
8,224		Aaron’s, Inc	228
16,615		Advance Auto Parts, Inc	1,374
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
127,624		American Eagle Outfitters, Inc	$1,786
32,439	*	Ann Taylor Stores Corp	1,175
47,511	*	AutoZone, Inc	20,084
19,109	*,e	Barnes & Noble, Inc	247
214,041	*	Bed Bath & Beyond, Inc	16,558
132,772		Best Buy Co, Inc	4,979
810	*	Blue Nile, Inc	33
7,961	*	Cabela’s, Inc	502
7,000	e	Canadian Tire Corp Ltd	620
81,708	*	Carmax, Inc	3,960
12,500		Fast Retailing Co Ltd	4,714
7,165		Finish Line, Inc (Class A)	178
67,898		Foot Locker, Inc	2,304
511,369		Gap, Inc	20,598
262,371		Genuine Parts Co	21,223
23,293		GNC Holdings, Inc	1,273
2,200		Haverty Furniture Cos, Inc	54
197,899		Hennes & Mauritz AB (B Shares)	8,598
39,551		HSN, Inc	2,121
48,910		Inditex S.A.	7,545
50,000		Jardine Cycle & Carriage Ltd	1,523
417,700		Kingfisher plc	2,609
235,947		Kohl’s Corp	12,210
2,891,620	e	Li & Fung Ltd	4,212
756,126	*	Liberty Media Holding Corp (Interactive A)	17,746
19,712	*	LKQ Corp	628
941,190		Lowe’s Companies, Inc	44,810
203,285		Macy’s, Inc	8,796
210,991		Marks & Spencer Group plc	1,695
676	*	NetFlix, Inc	209
6,288	*	New York & Co, Inc	36
6,625		Next plc	554
66,728		Nordstrom, Inc	3,750
150,056	*,e	Office Depot, Inc	725
25,011	e	OfficeMax, Inc	320
9,311	*	O’Reilly Automotive, Inc	1,188
39,348		Petsmart, Inc	3,001
35,119		Pier 1 Imports, Inc	686
147		PPR	33
16,391		Ross Stores, Inc	1,193
23,447	*	Sally Beauty Holdings, Inc	613
9,136	*	Shutterfly, Inc	511
14,679		Signet Jewelers Ltd	1,052
567,973		Staples, Inc	8,321
3,300		Stein Mart, Inc	45
570,917		Target Corp	36,527
16,714		Tiffany & Co	1,281
736,291		TJX Companies, Inc	41,519
2,742	*	TripAdvisor, Inc	208
10,000	*	Tuesday Morning Corp	153
111,000	e	Yamada Denki Co Ltd	328
		TOTAL RETAILING	316,636
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
80,003	*	Advanced Energy Industries, Inc	$1,402
66,931	*,e	Advanced Micro Devices, Inc	254
10,479		Analog Devices, Inc	493
1,971,232		Applied Materials, Inc	34,575
82,331		ASML Holding NV	8,132
15,582	*,e	Cirrus Logic, Inc	353
22,358	e	Cypress Semiconductor Corp	209
5,894	*	Freescale Semiconductor Holdings Ltd	98
558	*	Hittite Microwave Corp	37
2,727,539		Intel Corp	62,515
6,138	*	International Rectifier Corp	152
21,682	*	Lam Research Corp	1,110
9,064	e	Microchip Technology, Inc	365
1,140		MKS Instruments, Inc	30
541,931	*	ON Semiconductor Corp	3,956
24,898	*	RF Micro Devices, Inc	141
97,903	*	Skyworks Solutions, Inc	2,432
266,513		STMicroelectronics NV	2,460
12,343	*,e	SunPower Corp	323
40,230	*,e	Teradyne, Inc	665
1,006,837		Texas Instruments, Inc	40,545
6,900		Tokyo Electron Ltd	371
41,101	*	Triquint Semiconductor, Inc	334
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	160,952

SOFTWARE & SERVICES - 4.3%
527,384		Accenture plc	38,837
120,273	*	Active Network, Inc	1,721
528,194	*	Adobe Systems, Inc	27,434
1,660		Advent Software, Inc	53
25,647	*,e	Angie’s List, Inc	577
154,046		AOL, Inc	5,327
1,856	*	Aspen Technology, Inc	64
2,133		Atos Origin S.A.	167
201,046	*	Autodesk, Inc	8,277
128,405		Broadridge Financial Solutions, Inc	4,077
485,524		CA, Inc	14,405
24,502	*	Cadence Design Systems, Inc	331
37,120		Cap Gemini S.A.	2,207
24,400	*	CGI Group, Inc	856
441,348	*	Cognizant Technology Solutions Corp (Class A)	36,244
124,867		Compuware Corp	1,399
6,178	*	comScore, Inc	179
20,058		Convergys Corp	376
33,183	*,e	Demand Media, Inc	210
5,179	*,e	E2open, Inc	116
2,100		EPIQ Systems, Inc	28
6,214	e	Factset Research Systems, Inc	678
5,718		Fair Isaac Corp	316
30,365	*	Fortinet, Inc	615
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
592,000		Fujitsu Ltd	$2,216
13,395		Global Payments, Inc	684
112,196	*	Google, Inc (Class A)	98,274
2,815	*	Higher One Holdings, Inc	22
91,530	*	Informatica Corp	3,567
467,530		International Business Machines Corp	86,577
402,600		Intuit, Inc	26,696
1,740	e	j2 Global, Inc	86
16,979	*	Limelight Networks, Inc	33
28,341	*,e	Liquidity Services, Inc	951
3,035	*	NetSuite, Inc	328
19,743	*	NeuStar, Inc (Class A)	977
10,700		Nomura Research Institute Ltd	372
20,400	e	NTT Data Corp	690
3,900		Open Text Corp	291
6,221	*,e	OpenTable, Inc	435
1,959,450		Oracle Corp	64,995
22,849	*	QuinStreet, Inc	216
10,721	*	Responsys, Inc	177
7,887	*	Rovi Corp	151
563,864	*	Salesforce.com, Inc	29,270
228,532		SAP AG.	16,901
10,057	*	Seachange International, Inc	115
23,784	*	ServiceSource International LLC	287
4,823	*	SolarWinds, Inc	169
2,000	*	SPS Commerce, Inc	134
948,597		Symantec Corp	23,478
6,468		Syntel, Inc	518
20,999	*	Teradata Corp	1,164
507	*	Ultimate Software Group, Inc	75
16,010	*	Unisys Corp	403
14,487	*,e	Valueclick, Inc	302
1,145,045	*	Yahoo!, Inc	37,970
		TOTAL SOFTWARE & SERVICES	543,018

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
8,103		Adtran, Inc	216
4,847	*	ARRIS Group, Inc	83
116,347	*	Aruba Networks, Inc	1,936
11,531	*	Avid Technology, Inc	69
4,234		Belden CDT, Inc	271
2,571	*	Benchmark Electronics, Inc	59
900		Black Box Corp	28
3,303	*	Calix Networks, Inc	42
254,100		Canon, Inc	8,136
2,721,726		Cisco Systems, Inc	63,743
53,700		Citizen Watch Co Ltd	378
9,600		Cognex Corp	301
909		Coherent, Inc	56
208,957		Corning, Inc	3,049
190,535	*	Cray, Inc	4,586
2,422,791		Dell, Inc	33,362
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
4,840	*	Digi International, Inc	$48
3,605	*	DTS, Inc	76
1,318	*	Electronics for Imaging, Inc	42
1,720,163		EMC Corp	43,967
1,358		FEI Co	119
103,068	*	Finisar Corp	2,332
90,753	*,e	Flextronics International Ltd	825
195,900		Fuji Folms Holdings Corp	4,721
37,319	*,e	Fusion-io, Inc	500
1,649,254		Hewlett-Packard Co	34,601
5,600	e	Hitachi High-Technologies Corp	126
59,600	*	Ibiden Co Ltd	978
43,639	*	Ingram Micro, Inc (Class A)	1,006
11,659	*	Insight Enterprises, Inc	221
1,676		InterDigital, Inc	63
5,000	*,e	InvenSense, Inc	88
30,066	e	IPG Photonics Corp	1,693
1,920	*	Itron, Inc	82
24,389		Jabil Circuit, Inc	529
188,500		Konica Minolta Holdings, Inc	1,588
69,200	*	Kyocera Corp	3,690
54,381	e	Lexmark International, Inc (Class A)	1,795
1,068		Littelfuse, Inc	84
900		Molex, Inc	35
162,704		Motorola, Inc	9,661
32,300		Murata Manufacturing Co Ltd	2,474
2,100		National Instruments Corp	65
7,919	*	Netgear, Inc	244
45,500		Omron Corp	1,648
69,596	*	Oplink Communications, Inc	1,310
500	*	OSI Systems, Inc	37
1,774		Plantronics, Inc	82
1,420	*	Plexus Corp	53
3,167	*,e	Procera Networks, Inc	49
53,913	*	QLogic Corp	590
847,188		Qualcomm, Inc	57,067
23,440	*,e	RealD, Inc	164
2,500	*	Rofin-Sinar Technologies, Inc	61
1,300	*	Scansource, Inc	45
6,268	*	Super Micro Computer, Inc	85
1,417	*	SYNNEX Corp	87
48,800	e	TDK Corp	1,922
4,637	*	Tech Data Corp	231
13,773	*	TTM Technologies, Inc	134
10,708	*,e	Universal Display Corp	343
2,708	*	Vishay Precision Group, Inc	39
2,622,193		Xerox Corp	26,982
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	318,897

TELECOMMUNICATION SERVICES - 1.3%
22,599	*,e	Boingo Wireless, Inc	158
137,474		BT Group plc	761
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
9,017	*	Cbeyond Communications, Inc	$58
941,277		CenturyTel, Inc	29,537
161,417	*	Cincinnati Bell, Inc	439
320,847	*	Crown Castle International Corp	23,431
1,648,150	e	Frontier Communications Corp	6,873
5,000	*,e	Iridium Communications, Inc	34
178,800		KDDI Corp	9,189
29,997	*	Level 3 Communications, Inc	801
102,800		Nippon Telegraph & Telephone Corp	5,351
532,600	e	NTT DoCoMo, Inc	8,630
86,400	e	Rogers Communications, Inc (Class B)	3,715
23,411	*	SBA Communications Corp (Class A)	1,884
166,700		Softbank Corp	11,577
958,511	*	Sprint Corp	5,952
14,008		Swisscom AG.	6,731
699,891		TeliaSonera AB	5,355
68,610	*	tw telecom inc (Class A)	2,049
1,580		USA Mobility, Inc	22
8,830,263		Vodafone Group plc	30,993
728,258	e	Windstream Holdings, Inc	5,826
		TOTAL TELECOMMUNICATION SERVICES	159,366

TRANSPORTATION - 1.5%
42,365		Abertis Infraestructuras S.A. (Continuous)	823
11,311		Alaska Air Group, Inc	708
773		Allegiant Travel Co	81
639,647		Auckland International Airport Ltd	1,761
104,766		Autostrade S.p.A.	2,133
24,956	*	Avis Budget Group, Inc	720
101,600		Canadian National Railway Co	10,295
1,437,000		Cathay Pacific Airways Ltd	2,819
30,500		Central Japan Railway Co	3,915
3	e	CH Robinson Worldwide, Inc	0^
1,070,310		CSX Corp	27,550
134,669		Deutsche Lufthansa AG.	2,627
494,498		Deutsche Post AG.	16,402
71,700		East Japan Railway Co	6,179
8,074	*	Echo Global Logistics, Inc	169
5		Expeditors International of Washington, Inc	0^
5,413		Fraport AG. Frankfurt Airport Services Worldwide	380
231	*	Genesee & Wyoming, Inc (Class A)	21
3,331		J.B. Hunt Transport Services, Inc	243
103,000	*	Mitsui OSK Lines Ltd	467
2,037,197		MTR Corp	8,066
265,109		Norfolk Southern Corp	20,506
413,000		Singapore Airlines Ltd	3,439
228,000		Tokyu Corp	1,630
104,281		Transurban Group	662
160,145		Union Pacific Corp	24,877
550,592		United Parcel Service, Inc (Class B)	50,307
		TOTAL TRANSPORTATION	186,780
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
UTILITIES - 2.3%
2,050	e	Acciona S.A.	$117
29,928		AGL Energy Ltd	431
8,000		American States Water Co	220
13,544		American Water Works Co, Inc	559
257,758	*	Calpine Corp	5,008
255,104		Centerpoint Energy, Inc	6,115
837,282		Centrica plc	5,011
574		Chesapeake Utilities Corp	30
380,249		Cleco Corp	17,050
881,500		CLP Holdings Ltd	7,179
419,272		Consolidated Edison, Inc	23,119
211,007		Contact Energy Ltd	948
163,593		Duke Energy Corp	10,925
2,474		Empire District Electric Co	54
28,688		Enel Green Power S.p.A	62
714,259	e	Energias de Portugal S.A.	2,609
2,769,736		Hong Kong & China Gas Ltd	6,667
1,107,925		Iberdrola S.A.	6,440
7,771		Integrys Energy Group, Inc	434
14,435		MDU Resources Group, Inc	404
65,300		MGE Energy, Inc	3,562
1,088,320		National Grid plc	12,856
29,147		New Jersey Resources Corp	1,284
443,338		NextEra Energy, Inc	35,538
620,350		NiSource, Inc	19,163
334,247		Northeast Utilities	13,788
455,474		NV Energy, Inc	10,754
68,613	e	Oest Elektrizitatswirts AG. (Class A)	1,553
153,232		Oneok, Inc	8,170
1,420	e	Ormat Technologies, Inc	38
51,000		Osaka Gas Co Ltd	217
814,693	e	Pepco Holdings, Inc	15,039
486,755		PG&E Corp	19,918
216,787		Piedmont Natural Gas Co, Inc	7,128
11,683		Pinnacle West Capital Corp	640
9,375		PNM Resources, Inc	212
455,571		Scottish & Southern Energy plc	10,865
253,916		Sempra Energy	21,735
27,089		SJW Corp	759
69,460		South Jersey Industries, Inc	4,069
54,917		SP AusNet	62
50,626		Suez Environnement S.A.	822
27,532		TECO Energy, Inc	455
658,790		Tokyo Gas Co Ltd	3,613
11,190		UGI Corp	438
5,427		UNS Energy Corp	253
6,615		Vectren Corp	221
14,905	e	Westar Energy, Inc	457
27,296		WGL Holdings, Inc	1,166
42,159		Wisconsin Energy Corp	1,702
98,438		Xcel Energy, Inc	2,718
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)
		TOTAL UTILITIES			$292,577

		TOTAL COMMON STOCKS			7,490,122
		(Cost $5,225,536)

PREFERRED STOCKS - 0.2%

BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp			1,364
740,991	*	Federal National Mortgage Association			4,327
14,500	*,e	M&T Bank Corp			14,645
		TOTAL BANKS			20,336

		TOTAL PREFERRED STOCKS			20,336
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%

BANKS - 0.0%
1,620,905		Banco Bilbao Vizcaya Argentaria S.A.			222
		TOTAL BANKS			222

CAPITAL GOODS - 0.0%
42,365		Abertis Infraestructuras S.A.			41
		TOTAL CAPITAL GOODS			41

		TOTAL RIGHTS / WARRANTS			263
		(Cost $251)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 11.2%

GOVERNMENT AGENCY DEBT - 1.0%
$7,000,000		Federal Home Loan Bank (FHLB)	0.046%	11/22/13	7,000
15,135,000		FHLB	0.025	11/27/13	15,134
7,700,000		FHLB	0.020	12/11/13	7,700
22,000,000		FHLB	0.060	03/21/14	21,997
12,000,000	w	Federal Home Loan Mortgage Corp (FHLMC)	0.025	12/16/13	11,999
69,500,000	w	Federal National Mortgage Association (FNMA)	0.030	10/07/13	69,500
		TOTAL GOVERNMENT AGENCY DEBT			133,330

TREASURY DEBT - 6.8%
15,000,000	w	United States Treasury Bill	0.040-0.050	10/03/13	15,000
68,000,000	w	United States Treasury Bill	.066-0.081	10/17/13	67,998
14,000,000	w	United States Treasury Bill	0.060	11/07/13	13,999
40,500,000	w	United States Treasury Bill	0.042-0.070	11/14/13	40,498
35,000,000	w	United States Treasury Bill	0.030-0.045	11/21/13	34,998
40,000,000	w	United States Treasury Bill	0.075	12/12/13	39,999
36,300,000	w	United States Treasury Bill	0.040-0.065	12/19/13	36,299
67,000,000	w	United States Treasury Bill	0.056	02/27/14	66,997
68,000,000	w	United States Treasury Bill	0.081-0.095	03/06/14	67,996
26,600,000	w	United States Treasury Bill	.030-0.063	04/03/14	26,595
80,000,000	w	United States Treasury Bill	0.105	05/01/14	79,980
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$7,000,000		United States Treasury Bill	0.088%	05/29/14	$6,998
28,000,000	w	United States Treasury Bill	0.101	06/26/14	27,989
239,000,000	w	United States Treasury Bill	0.101-0.116	07/24/14	238,877
71,000,000	w	United States Treasury Bill	0.106-0.135	08/21/14	70,952
18,000,000		United States Treasury Note	0.250	03/31/14	18,017
		TOTAL TREASURY DEBT			853,192

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.4%

GOVERNMENT AGENCY DEBT- 0.9%
25,000,000		Federal Home Loan Bank (FHLB)	0.046	11/22/13	24,998
12,000,000		FHLB	0.060	03/21/14	11,999
16,725,000		Federal Home Loan Mortgage Corp (FHLMC)	0.048	10/21/13	16,725
17,000,000		FHLMC	0.020	11/14/13	17,000
18,000,000		FHLMC	0.020	11/25/13	17,999
10,000,000		FHLMC	0.025	12/04/13	9,999
15,000,000		FHLMC	0.025	12/16/13	14,999
		TOTAL GOVERNMENT AGENCY DEBT			113,719

TREASURY DEBT - 2.5%
4,000,000		United States Treasury Bill	0.040	10/10/13	4,000
5,000,000		United States Treasury Bill	0.075-0.085	12/12/13	5,000
46,500,000		United States Treasury Bill	0.050-0.092	12/19/13	46,498
5,000,000		United States Treasury Bill	0.071	01/30/14	5,000
20,000,000		United States Treasury Bill	0.080	05/29/14	19,994
80,000,000		United States Treasury Bill	0.093-0.135	06/26/14	79,969
55,000,000		United States Treasury Bill	0.091-0.110	07/24/14	54,972
37,000,000		United States Treasury Bill	0.105-0.138	08/21/14	36,975
30,000,000		United States Treasury Note	0.250	03/31/14	30,028
32,000,000		United States Treasury Note	0.250	06/30/14	32,036
		TOTAL TREASURY DEBT			314,472

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			428,191

		TOTAL SHORT-TERM INVESTMENTS			1,414,713
		(Cost $1,414,424)

		TOTAL INVESTMENTS - 109.8%			13,852,598
		(Cost $11,566,543)
		OTHER ASSETS & LIABILITIES, NET - (9.8)%			(1,238,785)
		NET ASSETS - 100.0%			$12,613,813

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $414,459,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2013 the aggregate value of these securities amounted to $428,632,000 or 3.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
391

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 99.6%

CERTIFICATE OF DEPOSIT - 6.2%
$50,000,000	Australia & New Zealand Banking Group Ltd	0.180%	01/28/14	$50,000
50,000,000	Banco Del Estado De Chile	0.215	10/22/13	50,000
30,000,000	Banco Del Estado De Chile	0.205	11/12/13	30,000
30,000,000	Banco Del Estado De Chile	0.200	12/03/13	30,000
30,000,000	Bank of Montreal	0.190	10/11/13	30,000
30,000,000	Bank of Montreal	0.130	10/29/13	30,000
14,500,000	Bank of Montreal	0.150	10/29/13	14,500
50,000,000	Bank of Nova Scotia	0.140	11/01/13	50,000
50,000,000	Bank of Nova Scotia	0.160	11/18/13	50,000
50,000,000	Standard Chartered Bank	0.140	10/01/13	50,000
29,500,000	Standard Chartered Bank	0.140	10/08/13	29,500
30,000,000	Standard Chartered Bank	0.210	12/05/13	30,000
30,000,000	Toronto-Dominion Bank	0.120	10/24/13	30,000
24,400,000	Toronto-Dominion Bank	0.120	11/14/13	24,400
18,300,000	Toronto-Dominion Bank	0.150	12/02/13	18,300
35,000,000	Toronto-Dominion Bank	0.160	12/30/13	35,000
70,000,000	Toronto-Dominion Bank	0.150	01/06/14	70,000
35,000,000	Wells Fargo Bank NA	0.140	11/05/13	35,000
50,000,000	Wells Fargo Bank NA	0.180	11/08/13	50,000
50,000,000	Wells Fargo Bank NA	0.180	12/11/13	50,000
	TOTAL CERTIFICATE OF DEPOSIT			756,700

COMMERCIAL PAPER - 38.9%
40,000,000	American Honda Finance Corp	0.110	10/04/13	40,000
8,450,000	American Honda Finance Corp	0.110	10/07/13	8,450
6,000,000	American Honda Finance Corp	0.090	10/08/13	6,000
30,000,000	American Honda Finance Corp	0.110	10/21/13	29,998
17,500,000	American Honda Finance Corp	0.120	10/22/13	17,499
17,620,000	American Honda Finance Corp	0.060-0.100	10/24/13	17,619
31,500,000	American Honda Finance Corp	0.115	11/07/13	31,496
40,000,000	American Honda Finance Corp	0.120	11/12/13	39,994
2,000,000	Bank of Nova Scotia	0.120	10/21/13	2,000
5,500,000	Bank of Nova Scotia	0.160	12/16/13	5,498
16,310,000	Bank of Nova Scotia	0.155	12/18/13	16,304
45,000,000	Bank of Nova Scotia	0.150-0.160	12/24/13	44,984
20,000,000	Bank of Nova Scotia	0.175	01/02/14	19,991
25,000,000	Bank of Nova Scotia	0.170	01/03/14	24,989
20,000,000	Bank of Nova Scotia	0.175	01/08/14	19,990
50,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	10/01/13	50,000
40,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd	0.185	10/02/13	40,000
20,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	10/03/13	20,000
30,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd	0.130	10/09/13	29,999
1,775,000	Bank of Tokyo-Mitsubishi UFJ Ltd	0.160	10/22/13	1,775
392

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.180%	10/30/13	$19,997
25,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	11/04/13	24,996
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.190	11/14/13	19,995
12,095,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	11/26/13	12,092
25,000,000	y	Bedford Row Funding Corp	0.220	02/03/14	24,981
15,370,000	y	Coca-Cola Co	0.125	10/08/13	15,370
20,000,000	y	Coca-Cola Co	0.050	10/11/13	20,000
26,899,000	y	Coca-Cola Co	0.135	10/23/13	26,897
20,000,000	y	Coca-Cola Co	0.090	10/25/13	19,999
3,620,000	y	Coca-Cola Co	0.190	11/18/13	3,619
35,500,000	y	Coca-Cola Co	0.185	11/21/13	35,491
25,000,000	y	Coca-Cola Co	0.120	12/10/13	24,994
25,000,000	y	Coca-Cola Co	0.095	12/17/13	24,995
45,000,000	y	Coca-Cola Co	0.130	12/20/13	44,987
5,067,000	y	Coca-Cola Co	0.190	01/06/14	5,064
10,000,000	y	Coca-Cola Co	0.160	01/22/14	9,995
25,000,000	y	Coca-Cola Co	0.130	01/23/14	24,990
19,000,000	y	Coca-Cola Co	0.125	02/11/14	18,991
35,000,000	y	Coca-Cola Co	0.190	02/27/14	34,972
15,000,000	y	Commonwealth Bank of Australia	0.175	10/01/13	15,000
29,000,000	y	Commonwealth Bank of Australia	0.160-0.185	10/08/13	28,999
3,000,000	y	Commonwealth Bank of Australia	0.130	10/11/13	3,000
28,000,000	y	Commonwealth Bank of Australia	0.120-0.235	10/22/13	27,997
30,000,000	y	Commonwealth Bank of Australia	0.110-0.150	11/20/13	29,994
32,300,000	y	Commonwealth Bank of Australia	0.150-0.155	11/25/13	32,292
10,000,000	y	Commonwealth Bank of Australia	0.225	12/23/13	9,995
15,000,000	y	Commonwealth Bank of Australia	0.215	02/28/14	14,987
10,000,000		Exxon Mobil Corp	0.055	10/03/13	10,000
2,000,000		Exxon Mobil Corp	0.060	10/15/13	2,000
50,000,000		Exxon Mobil Corp	0.045	10/21/13	49,999
20,000,000		Exxon Mobil Corp	0.060	10/30/13	19,999
10,000,000		Exxon Mobil Corp	0.050	11/01/13	9,999
25,000,000		Exxon Mobil Corp	0.040	11/04/13	24,999
50,000,000		Exxon Mobil Corp	0.055	11/12/13	49,997
40,000,000		Exxon Mobil Corp	0.060	11/14/13	39,997
47,145,000	y	Fairway Finance LLC	0.150	10/02/13	47,145
22,195,000	y	Fairway Finance LLC	0.100	10/03/13	22,195
20,000,000	y	Fairway Finance LLC	0.170	10/16/13	19,999
10,000,000	y	Fairway Finance LLC	0.170	10/25/13	9,999
7,500,000	y	Fairway Finance LLC	0.170	10/28/13	7,499
45,329,000	y	Fairway Finance LLC	0.170	11/04/13	45,322
25,658,000	y	Fairway Finance LLC	0.170	11/05/13	25,654
500,000	y	Fairway Finance LLC	0.150	11/14/13	500
9,039,000	y	Fairway Finance LLC	0.150-0.170	12/02/13	9,036
25,020,000	y	Fairway Finance LLC	0.190	01/13/14	25,006
10,337,000	y	Fairway Finance LLC	0.200	02/11/14	10,329
15,200,000		General Electric Capital Corp	0.060-0.200	10/04/13	15,200
20,000,000		General Electric Capital Corp	0.200	10/21/13	19,998
30,000,000		General Electric Capital Corp	0.180	11/04/13	29,995
25,000,000		General Electric Capital Corp	0.070	12/05/13	24,997
10,000,000		General Electric Capital Corp	0.200	12/20/13	9,995
393

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$30,000,000		General Electric Capital Corp	0.100%	01/07/14	$29,992
30,000,000		General Electric Capital Corp	0.130	01/22/14	29,988
50,000,000		General Electric Capital Corp	0.130	01/24/14	49,979
30,000,000		General Electric Capital Corp	0.130	01/27/14	29,987
9,825,000		General Electric Capital Corp	0.180	02/04/14	9,819
30,000,000		General Electric Capital Corp	0.170	02/18/14	29,980
20,000,000		General Electric Capital Corp	0.170	02/25/14	19,986
19,080,000	y	Hydro-Quebec	0.090	12/17/13	19,076
30,000,000	y	International Business Machines Corp	0.040	10/08/13	30,000
50,000,000	y	Johnson & Johnson	0.050	10/08/13	50,000
50,000,000	y	Johnson & Johnson	0.050	10/28/13	49,998
32,985,000	y	Johnson & Johnson	0.040	11/07/13	32,984
18,750,000	y	Johnson & Johnson	0.030	11/08/13	18,749
20,000,000	y	Liberty Street Funding LLC	0.150	10/07/13	19,999
4,725,000	y	Liberty Street Funding LLC	0.160	10/15/13	4,725
10,000,000	y	Liberty Street Funding LLC	0.170	10/16/13	9,999
10,000,000	y	Liberty Street Funding LLC	0.135	10/17/13	9,999
7,180,000	y	Liberty Street Funding LLC	0.140	10/23/13	7,179
21,000,000	y	Liberty Street Funding LLC	0.170	11/12/13	20,996
7,000,000	y	Liberty Street Funding LLC	0.170	11/13/13	6,999
15,000,000	y	Liberty Street Funding LLC	0.165	11/21/13	14,996
5,000,000	y	Liberty Street Funding LLC	0.170	11/22/13	4,999
43,900,000	y	Merck & Co, Inc	0.040	10/21/13	43,899
50,000,000	y	Merck & Co, Inc	0.040	10/29/13	49,998
3,000,000	y	Merck & Co, Inc	0.070	11/18/13	3,000
40,000,000	y	Microsoft Corp	0.070	11/20/13	39,996
4,500,000	y	Microsoft Corp	0.075	12/04/13	4,499
40,350,000	y	National Australia Funding Delaware, Inc	0.180	10/01/13	40,350
20,000,000	y	National Australia Funding Delaware, Inc	0.165	10/16/13	19,999
6,950,000	y	National Australia Funding Delaware, Inc	0.270	10/21/13	6,949
4,500,000	y	National Australia Funding Delaware, Inc	0.080	10/25/13	4,500
75,000,000	y	National Australia Funding Delaware, Inc	0.140	11/06/13	74,990
50,000,000	y	National Australia Funding Delaware, Inc	0.140	11/07/13	49,993
5,000,000	y	National Australia Funding Delaware, Inc	0.100	11/12/13	4,999
20,000,000	y	National Australia Funding Delaware, Inc	0.165	11/18/13	19,995
50,606,000	y	Nestle Capital Corp	0.135	10/16/13	50,603
5,000,000	y	Nestle Capital Corp	0.060	10/18/13	5,000
14,000,000	y	Nestle Capital Corp	0.060	11/13/13	13,999
20,000,000	y	Nestle Capital Corp	0.140	11/14/13	19,996
25,000,000	y	Nestle Capital Corp	0.100	11/15/13	24,997
20,000,000	y	Nestle Capital Corp	0.080	12/03/13	19,997
10,000,000	y	Nestle Capital Corp	0.060	12/16/13	9,999
20,000,000	y	Nestle Capital Corp	0.110	02/26/14	19,991
9,306,000	y	Old Line Funding LLC	0.200	10/08/13	9,306
20,000,000	y	Old Line Funding LLC	0.200	10/11/13	19,999
37,700,000	y	Old Line Funding LLC	0.200	10/29/13	37,694
9,004,000	y	Old Line Funding LLC	0.180	02/07/14	8,998
20,000,000	y	Old Line Funding LLC	0.240	02/12/14	19,982
6,050,000		PACCAR Financial Corp	0.050	10/04/13	6,050
12,000,000		PACCAR Financial Corp	0.060	10/09/13	12,000
6,950,000		PACCAR Financial Corp	0.120	10/11/13	6,950
5,000,000		PACCAR Financial Corp	0.060	10/17/13	5,000
394

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,000,000		PACCAR Financial Corp	0.060%	10/31/13	$1,000
1,600,000		PACCAR Financial Corp	0.100	12/19/13	1,600
20,000,000	y	Pfizer, Inc	0.030	10/03/13	20,000
30,000,000	y	Pfizer, Inc	0.030	10/04/13	30,000
37,095,000	y	Pfizer, Inc	0.050	10/10/13	37,095
25,000,000	y	Pfizer, Inc	0.045	10/23/13	24,999
22,000,000	y	Private Export Funding Corp	0.110	12/17/13	21,995
22,200,000	y	Private Export Funding Corp	0.130-0.140	01/08/14	22,192
23,000,000	y	Private Export Funding Corp	0.160	01/17/14	22,989
29,015,000	y	Private Export Funding Corp	0.250	04/07/14	28,977
23,000,000	y	Procter & Gamble Co	0.150	11/06/13	22,997
17,000,000	y	Procter & Gamble Co	0.060	11/14/13	16,999
20,000,000	y	Procter & Gamble Co	0.075	12/03/13	19,997
13,000,000	y	Procter & Gamble Co	0.080	12/06/13	12,998
70,000,000	y	Procter & Gamble Co	0.070-0.075	12/10/13	69,990
46,000,000	y	Procter & Gamble Co	0.080	12/12/13	45,993
20,000,000	y	Procter & Gamble Co	0.080	12/27/13	19,996
20,000,000		Province of British Columbia	0.070	11/08/13	19,999
8,350,000		Province of British Columbia	0.075	11/15/13	8,349
26,750,000		Province of British Columbia	0.150	12/02/13	26,743
18,400,000		Province of Ontario Canada	0.125	10/01/13	18,400
49,300,000		Province of Ontario Canada	0.110-0.115	10/04/13	49,299
40,163,000		Province of Ontario Canada	0.070-0.115	10/10/13	40,162
14,150,000		Province of Ontario Canada	0.110	10/21/13	14,149
13,575,000		Province of Ontario Canada	0.110	10/24/13	13,574
3,730,000		Province of Ontario Canada	0.080	10/31/13	3,730
10,000,000		Province of Ontario Canada	0.100	11/19/13	9,999
17,000,000		Province of Ontario Canada	0.110	11/25/13	16,997
42,000,000		Province of Ontario Canada	0.100	12/05/13	41,992
40,000,000		Province of Ontario Canada	0.100	12/06/13	39,993
20,894,000		Province of Ontario Canada	0.100	12/09/13	20,890
22,068,000		Province of Ontario Canada	0.060-0.100	12/10/13	22,064
6,345,000	y	Province of Quebec Canada	0.110	10/01/13	6,345
20,000,000	y	Province of Quebec Canada	0.115	10/03/13	20,000
15,000,000	y	Province of Quebec Canada	0.070	10/08/13	15,000
50,000,000	y	Province of Quebec Canada	0.110-0.115	10/09/13	49,999
37,000,000	y	Province of Quebec Canada	0.070-0.145	10/10/13	36,999
4,100,000	y	Province of Quebec Canada	0.120	10/15/13	4,100
6,855,000	y	Province of Quebec Canada	0.115	10/16/13	6,855
77,600,000	y	Province of Quebec Canada	0.110-0.120	11/01/13	77,592
56,275,000	y	Province of Quebec Canada	0.125-0.130	11/08/13	56,267
12,000,000	y	Province of Quebec Canada	0.095	11/19/13	11,998
8,716,000	y	Province of Quebec Canada	0.100	12/09/13	8,714
4,845,000	y	Province of Quebec Canada	0.110	12/18/13	4,844
8,500,000	y	Province of Quebec Canada	0.110	12/19/13	8,498
11,100,000	y	Province of Quebec Canada	0.110	12/23/13	11,097
22,642,000	y	PSP Capital, Inc	0.110	10/28/13	22,640
40,000,000	y	PSP Capital, Inc	0.110	11/05/13	39,996
29,000,000	y	PSP Capital, Inc	0.140	11/13/13	28,995
20,500,000	y	PSP Capital, Inc	0.125	11/15/13	20,497
44,180,000	y	PSP Capital, Inc	0.110	11/19/13	44,173
15,000,000	y	PSP Capital, Inc	0.190	11/21/13	14,996
395

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$61,250,000	y	PSP Capital, Inc	0.130%	12/17/13	$61,233
4,350,000	y	PSP Capital, Inc	0.270	07/28/14	4,340
25,000,000		Royal Bank of Canada	0.050	12/30/13	24,997
15,135,000		Shell International Finance BV	4.000	03/21/14	15,400
5,000,000	y	Standard Chartered Bank	0.210	10/01/13	5,000
23,450,000	y	Standard Chartered Bank	0.180	10/03/13	23,450
12,000,000	y	Standard Chartered Bank	0.210	11/04/13	11,998
16,000,000	y	Standard Chartered Bank	0.205	11/08/13	15,997
5,285,000	y	Standard Chartered Bank	0.185	11/19/13	5,284
15,000,000	y	Standard Chartered Bank	0.235	11/21/13	14,995
4,000,000	y	Thunder Bay Funding LLC	0.140	11/15/13	3,999
11,370,000	y	Thunder Bay Funding LLC	0.170	12/27/13	11,365
1,675,000	y	Thunder Bay Funding LLC	0.200	01/06/14	1,674
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.160	12/18/13	19,993
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.110	12/19/13	24,994
12,000,000		Toyota Motor Credit Corp	0.100	10/15/13	12,000
5,200,000		Toyota Motor Credit Corp	0.070	10/29/13	5,200
40,000,000		Toyota Motor Credit Corp	0.170	12/04/13	39,988
50,000,000		Toyota Motor Credit Corp	0.170	12/06/13	49,984
30,000,000		Toyota Motor Credit Corp	0.130	12/19/13	29,991
25,000,000	y	Unilever Capital Corp	0.195	12/12/13	24,990
14,150,000	y	United Overseas Bank Ltd	0.180	12/09/13	14,145
2,000,000		US Bank NA	0.200	02/12/14	1,998
35,500,000	y	Wal-Mart Stores, Inc	0.060	10/03/13	35,500
106,450,000	y	Wal-Mart Stores, Inc	0.050-0.060	10/07/13	106,449
9,100,000	y	Wal-Mart Stores, Inc	0.070	10/16/13	9,099
97,060,000	y	Wal-Mart Stores, Inc	0.055-0.065	10/17/13	97,058
25,000,000	y	Wal-Mart Stores, Inc	0.060	10/28/13	24,999
50,000,000	y	Wal-Mart Stores, Inc	0.050-0.060	10/29/13	49,998
		TOTAL COMMERCIAL PAPER			4,727,171

GOVERNMENT AGENCY DEBT - 27.7%
10,000,000		Federal Farm Credit Bank (FFCB)	0.030	10/03/13	10,000
22,269,000		FFCB	0.065	10/10/13	22,269
20,000,000		FFCB	0.020	12/04/13	19,999
49,200,000		Federal Home Loan Bank (FHLB)	0.055-0.080	10/01/13	49,200
14,450,000		FHLB	0.055	10/02/13	14,450
38,136,000		FHLB	0.040-0.105	10/04/13	38,136
12,690,000		FHLB	0.020-0.070	10/09/13	12,690
22,300,000		FHLB	0.065-0.070	10/11/13	22,300
97,028,000		FHLB	0.045-0.090	10/16/13	97,026
105,500,000		FHLB	0.055	10/18/13	105,497
62,050,000		FHLB	0.040-0.070	10/23/13	62,048
117,712,000		FHLB	0.030-0.075	10/25/13	117,707
32,210,000		FHLB	0.035	10/30/13	32,209
46,195,000		FHLB	0.040-0.075	11/06/13	46,192
77,705,000		FHLB	0.040-0.065	11/08/13	77,701
90,175,000		FHLB	0.030-0.070	11/13/13	90,170
54,000,000		FHLB	0.075-0.090	11/20/13	53,994
197,500,000		FHLB	0.030-0.060	11/22/13	197,486
33,481,000		FHLB	0.040-0.050	11/27/13	33,478
775,000		FHLB	0.025	11/29/13	775
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$4,575,000	FHLB	0.035%	12/02/13	$4,575
30,000,000	FHLB	0.045	12/04/13	29,998
80,000,000	FHLB	0.047	12/06/13	79,993
40,000,000	FHLB	0.020	12/09/13	39,998
58,940,000	FHLB	0.030-0.128	12/11/13	58,933
73,900,000	FHLB	0.030-0.044	12/13/13	73,894
42,400,000	FHLB	0.020-0.035	12/18/13	42,397
40,000,000	FHLB	0.025-0.030	12/19/13	39,998
65,800,000	FHLB	0.020-0.030	12/20/13	65,796
30,000,000	FHLB	0.040	12/26/13	29,997
33,002,000	FHLB	0.045-0.050	12/27/13	32,998
6,350,000	FHLB	0.130	01/02/14	6,348
3,000,000	FHLB	0.040	01/13/14	3,000
2,401,000	FHLB	0.055-0.070	02/14/14	2,400
50,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.075	10/07/13	49,999
39,856,000	FHLMC	0.050-0.095	10/15/13	39,855
42,235,000	FHLMC	0.065-0.115	10/21/13	42,232
23,450,000	FHLMC	0.040-0.065	10/22/13	23,449
35,365,000	FHLMC	0.060	10/28/13	35,363
30,930,000	FHLMC	0.070	10/31/13	30,928
33,157,000	FHLMC	0.040-0.100	11/05/13	33,155
25,000,000	FHLMC	0.070	11/06/13	24,998
26,460,000	FHLMC	0.040-0.065	11/12/13	26,459
85,620,000	FHLMC	0.075-0.125	11/18/13	85,611
32,700,000	FHLMC	0.020-0.072	11/19/13	32,698
85,030,000	FHLMC	0.015-0.060	11/25/13	85,026
16,445,000	FHLMC	0.032-0.040	11/26/13	16,444
25,000,000	FHLMC	0.040	12/02/13	24,998
55,725,000	FHLMC	0.048-0.105	12/03/13	55,720
30,090,000	FHLMC	0.035-0.075	12/09/13	30,087
29,320,000	FHLMC	0.030	12/10/13	29,318
54,948,000	FHLMC	0.030-0.090	12/16/13	54,940
50,000,000	FHLMC	0.030	12/17/13	49,997
47,985,000	FHLMC	0.025-0.085	12/19/13	47,981
9,200,000	FHLMC	0.110	12/20/13	9,198
57,000,000	FHLMC	0.025-0.037	12/23/13	56,997
16,791,000	FHLMC	0.030-0.120	01/06/14	16,788
22,514,000	FHLMC	0.108	01/13/14	22,507
13,000,000	FHLMC	0.125	01/14/14	12,995
6,800,000	FHLMC	0.030	01/15/14	6,799
9,100,000	FHLMC	0.030	01/22/14	9,099
785,000	FHLMC	0.130	01/23/14	785
7,200,000	FHLMC	0.090	01/27/14	7,198
85,000,000	FHLMC	0.095-0.125	02/03/14	84,971
11,050,000	FHLMC	0.050-0.135	02/04/14	11,046
8,865,000	FHLMC	0.125	02/11/14	8,861
9,790,000	FHLMC	0.050-0.140	02/24/14	9,787
7,700,000	FHLMC	0.060	03/10/14	7,698
17,469,000	Federal National Mortgage Association (FNMA)	0.040-0.100	10/01/13	17,469
104,000,000	FNMA	0.075-0.078	10/02/13	104,000
81,825,000	FNMA	0.065-0.120	10/09/13	81,824
17,000,000	FNMA	0.050	10/16/13	17,000
397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$65,800,000	FNMA	0.045-0.053%	10/23/13	$65,798
131,375,000	FNMA	0.070	10/30/13	131,368
50,000,000	FNMA	0.057	11/20/13	49,996
68,820,000	FNMA	0.042-0.045	11/27/13	68,815
39,930,000	FNMA	0.030-0.125	12/04/13	39,923
32,116,000	FNMA	0.025	12/16/13	32,114
3,200,000	FNMA	0.040	12/18/13	3,200
13,540,000	FNMA	0.125	01/09/14	13,535
9,625,000	FNMA	0.110-0.140	01/21/14	9,621
1,434,000	FNMA	0.120	01/27/14	1,433
394,000	FNMA	0.065	02/05/14	394
8,060,000	FNMA	0.070-0.105	02/12/14	8,057
18,951,000	FNMA	0.050-0.135	02/24/14	18,946
	TOTAL GOVERNMENT AGENCY DEBT			3,361,132

TREASURY DEBT - 16.1%
60,000,000	United States Treasury Bill	0.083-0.089	10/03/13	60,000
40,000,000	United States Treasury Bill	0.051-0.096	10/10/13	39,999
80,000,000	United States Treasury Bill	0.078-0.086	10/17/13	79,997
85,275,000	United States Treasury Bill	0.025-0.068	10/24/13	85,273
70,000,000	United States Treasury Bill	0.033-0.078	11/07/13	69,995
40,000,000	United States Treasury Bill	0.045-0.075	11/21/13	39,996
70,000,000	United States Treasury Bill	0.040-0.075	11/29/13	69,993
20,112,000	United States Treasury Bill	0.128-0.139	12/12/13	20,106
1,215,000	United States Treasury Bill	0.098	12/19/13	1,215
47,435,000	United States Treasury Bill	0.020-0.078	12/26/13	47,429
5,330,000	United States Treasury Bill	0.045	01/02/14	5,329
39,770,000	United States Treasury Bill	0.031-0.070	01/09/14	39,765
20,000,000	United States Treasury Bill	0.068	01/16/14	19,996
10,000,000	United States Treasury Bill	0.150	02/06/14	9,995
50,000,000	United States Treasury Bill	0.033-0.043	03/20/14	49,991
19,720,000	United States Treasury Bill	0.035	03/27/14	19,717
119,715,000	United States Treasury Note	0.500	10/15/13	119,731
104,035,000	United States Treasury Note	0.250	10/31/13	104,041
100,000,000	United States Treasury Note	0.500	11/15/13	100,040
50,000,000	United States Treasury Note	0.250	11/30/13	50,016
50,000,000	United States Treasury Note	0.750	12/15/13	50,062
40,792,000	United States Treasury Note	0.125	12/31/13	40,795
117,630,000	United States Treasury Note	1.000	01/15/14	117,937
83,860,000	United States Treasury Note	0.250	01/31/14	83,894
100,000,000	United States Treasury Note	0.250	02/28/14	100,053
82,370,000	United States Treasury Note	0.250	03/31/14	82,415
55,175,000	United States Treasury Note	1.250	04/15/14	55,513
94,675,000	United States Treasury Note	0.250	04/30/14	94,738
74,625,000	United States Treasury Note	1.000	05/15/14	75,020
35,000,000	United States Treasury Note	0.750	06/15/14	35,144
76,610,000	United States Treasury Note	0.250	06/30/14	76,685
76,325,000	United States Treasury Note	0.625	07/15/14	76,605
10,000,000	United States Treasury Note	0.125	07/31/14	9,998
15,350,000	United States Treasury Note	0.500	08/15/14	15,398
10,000,000	United States Treasury Note	0.250	09/15/14	10,008
	TOTAL TREASURY DEBT			1,956,889
398

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
VARIABLE RATE SECURITIES - 10.7%
$42,000,000	i	Federal Farm Credit Bank (FFCB)	0.100%	10/01/13	$41,973
70,000,000	i	FFCB	0.120	10/01/13	70,000
94,500,000	i	FFCB	0.180	10/01/13	94,484
95,000,000	i	FFCB	0.180	10/01/13	95,000
54,500,000	i	FFCB	0.200	10/01/13	54,525
35,000,000	i	FFCB	0.160	10/08/13	35,005
10,000,000	i	FFCB	0.220	10/15/13	10,000
50,000,000	i	FFCB	0.320	11/01/13	50,000
10,000,000	i	FFCB	0.130	01/21/14	10,000
91,000,000	i	FFCB	0.250	02/10/14	90,993
50,000,000	i	FFCB	0.150	03/13/14	49,997
50,000,000	i	FFCB	0.152	04/16/14	50,000
25,000,000	i	FFCB	0.145	07/10/14	24,999
36,600,000	i	FFCB	0.180	07/21/14	36,607
25,000,000	i	FFCB	0.140	09/19/14	25,000
23,750,000	i	FFCB	0.280	10/14/14	23,753
75,000,000	i	FFCB	0.240	10/27/14	74,984
50,000,000	i	FFCB	0.120	12/12/14	50,000
10,000,000	i	FFCB	0.250	01/20/15	10,018
50,000,000	i	Federal Home Loan Bank (FHLB)	0.200	10/01/13	50,000
17,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.153	11/04/13	17,000
80,290,000	i	Federal National Mortgage Association (FNMA)	0.320	10/28/13	80,290
80,000,000	i	FNMA	0.160	06/20/14	79,990
50,000,000	i	Canadian Imperial Bank of Commerce	0.275	01/03/14	50,005
50,000,000	i	Royal Bank of Canada	0.280	06/10/14	50,000
22,000,000	i	Toronto-Dominion Bank	0.715	11/01/13	22,009
50,000,000	i	Toronto-Dominion Bank	0.229	09/02/14	50,000
		TOTAL VARIABLE RATE SECURITIES			1,296,632

		TOTAL SHORT-TERM INVESTMENTS			12,098,524
		(Cost $12,098,524)

		TOTAL INVESTMENTS - 99.6%			12,098,524
		(Cost $12,098,524)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			53,633
		NET ASSETS - 100.0%			$12,152,157

i		Floating or variable rate security. Coupon rate reflects the rate at period end.
y		Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 09/30/2013, the aggregate value of these securities was $3,118,101,000 or 25.7% of net assets.

		Cost amounts are in thousands.

399

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

400

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2013, there were no material transfers between levels by the Accounts.

As of September 30, 2013, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of September 30, 2013, based on the inputs used to value them (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Consumer discretionary*	$11,898,437	$5,024,724	$233	$16,923,394
Consumer staples*	6,328,853	3,258,123	1,717	9,588,693
Energy*	7,885,124	2,846,371	180	10,731,675
Financials*	13,638,056	9,148,199	1,592	22,787,847
Health care*	10,508,077	2,857,079	1,319	13,366,475
Industrials*	9,377,112	4,468,448	6	13,845,566
Information technology*	14,586,266	2,638,441	2	17,224,709
Materials*	3,165,209	3,329,739	133	6,495,081
Telecommunication services*	1,632,005	1,529,874	-	3,161,879
Utilities*	2,333,491	1,133,008	-	3,466,499
Corporate bonds	-	69	-	69
Government bonds	-	284	-	284
Equity-linked notes	-	1,524	-	1,524
Short-term investments	-	6,168,367	-	6,168,367
Total	$81,352,630	$42,404,250	$5,182	$123,762,062

401

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Global Equities
Australia	$-	$389,383	$-	$389,383
Canada	22,186	600,148	-	622,334
France*	2,100	731,053	-	733,153
Germany	-	616,610	-	616,610
Hong Kong	-	232,901	-	232,901
Japan	-	1,522,524	-	1,522,524
Netherlands*	22,617	396,087	-	418,704
Switzerland*	32,317	699,719	-	732,036
United Kingdom*	47,497	1,272,741	-	1,320,238
United States	9,230,142	30,346	-	9,260,488
Other*	123,136	1,459,361	-	1,582,497
Short-term investments	-	824,656	-	824,656
Total	$9,479,995	$8,775,529	$-	$18,255,524
Growth
Consumer discretionary*	$3,600,249	$151,329	$-	$3,751,578
Consumer staples	1,327,120	78,615	-	1,405,735
Energy	633,118	-	-	633,118
Financials	1,260,247	23,725	-	1,283,972
Health care	2,284,306	165,297	-	2,449,603
Industrials	2,163,389	24,736	-	2,188,125
Information technology*	4,624,606	8,901	-	4,633,507
Materials	772,567	9,142	-	781,709
Telecommunication services	136,014	44,613	-	180,627
Utilities	19,008	-	-	19,008
Short-term investments	392,232	89,172	-	481,404
Futures**	(393)	-	-	(393)
Total	$17,212,463	$595,530	$-	$17,807,993
Equity Index
Consumer discretionary	$1,941,484	$-	$-	$1,941,484
Consumer staples	1,248,622	-	-	1,248,622
Energy	1,366,426	-	-	1,366,426
Financials	2,529,734	-	-	2,529,734
Health care	1,818,948	6	10	1,818,964
Industrials	1,646,948	-	-	1,646,948
Information technology	2,577,005	-	-	2,577,005
Materials	550,058	-	-	550,058
Telecommunication services	311,804	-	-	311,804
Utilities	455,938	-	-	455,938
Short-term investments	460,424	36,891	-	497,315
Futures**	(12)	-	-	(12)
Total	$14,907,379	$36,897	$10	$14,944,286
Bond Market
Bank loan obligations	$-	$20,906	$-	$20,906
Corporate bonds	-	4,329,424	-	4,329,424
Government bonds	-	7,531,668	-	7,531,668
Structured assets	-	1,142,048	-	1,142,048
Preferred stocks	11,671	-	-	11,671
Short-term investments	-	3,085,694	-	3,085,694
Swaps**	-	(316)	-	(316)
Total	$11,671	$16,109,424	$-	$16,121,095

402

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Account	Level 1	Level 2	Level 3	Total
Social Choice
Consumer discretionary	$784,534	$176,572	$-	$961,106
Consumer staples	457,799	153,183	-	610,982
Energy	592,053	154,990	-	747,043
Financials	1,179,531	440,281	-	1,619,812
Health care	652,779	150,788	-	803,567
Industrials	616,243	228,826	-	845,069
Information technology	962,541	60,327	-	1,022,868
Materials	287,453	160,878	-	448,331
Telecommunication services	77,065	82,301	-	159,366
Utilities	233,125	59,452	-	292,577
Bank loan obligations	-	9,686	-	9,686
Corporate bonds	-	1,758,037	-	1,758,037
Government bonds	-	2,967,471	-	2,967,471
Structured assets	-	191,970	-	191,970
Short-term investments	-	1,414,713	-	1,414,713
Total	$5,843,123	$8,009,475	$-	$13,852,598

* Includes American Depositary Receipts at Level 1.

** Derivatives instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2013, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of contracts ‡	Settlement value	Expiration date	Unrealized gain (loss)
Growth	S&P 500 Index E-mini	990	$82,878	December 2013	$(393)
Equity Index	S&P 500 Index E-mini	214	17,915	December 2013	(96)
	Russell 2000 Mini index	28	3,000	December 2013	54
	S&P Mid-Cap 400 Index E-mini	24	2,977	December 2013	30
Total		266	$23,892		$(12)
‡	Number of contracts is not in thousands.
403

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Accounts invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies.

At September 30, 2013, open credit default swap contracts purchased and sold by the Account were as follows (amounts are in thousands):

Purchased Account	Reference entity	Counterparty	Maturity Date	Fixed payments received by fund per annum	Implied credit spread at 9/30/13 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Bond Market	Republic of Poland	JP Morgan Chase Bank N.A.	9/20/18	1.00%	0.84%	$12,000	$30	$(119)

Sold Account	Reference entity	Counterparty	Maturity Date	Fixed payments received by fund per annum	Implied credit spread at 9/30/13 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Bond Market	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	2.12%	$5,500	$(327)	$(197)

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

404

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Note 4 – affiliated investments

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

	Value at	Purchase	Sales	Realized	Dividend	Shares at		Value at
Issue	December 31, 2012	cost	proceeds	gain (loss)	income	September 30, 2013	†	September 30, 2013
Stock Account
Allos Therapeutics, Inc	12	-	-	-	-	-	**	-
Japan Asia Investment Co Ltd	6,408	-	-	-	-	-	**	-
MPM Bioventures II	4,846	-	-	-	-	-		-
Skyline Venture Fund II Ltd	246	-	-	-	-	-		-
	$11,512	$-	$-	$-	$-			$-
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$327,923	$363,208	$298,899	$-	$-	392,231,805		$392,232
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$303,938	$219,545	$63,059	$-	$-	460,424,034		$460,424

**	Not an affiliate investment as of September 30, 2013
†	Shares are not in thousands

Note 5 – investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by an Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

405

COLLEGE RETIREMENT EQUITIES FUND - Notes to Schedules of Investments (unaudited)

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Account the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Account will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Account is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. As of September 30, 2013, the CREF Stock Account is a party to one equity-linked notes.

Net unrealized appreciation (depreciation): At September 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (amounts are in thousands):

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
Account	appreciation	(depreciation)	(depreciation)
Stock	$20,538,340	$(2,034,407)	$18,503,933
Global Equities	3,064,489	(239,800)	2,824,689
Growth	3,582,236	(112,394)	3,469,842
Equity Index	6,035,969	(721,556)	5,314,413
Bond Market	302,158	(240,101)	62,057
Inflation-Linked Bond	622,386	(146,993)	475,393
Social Choice	2,518,037	(231,982)	2,286,055
406

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: November 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Date: November 20, 2013	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President,
Chief Financial Officer and
Principal Accounting Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer